Schedule of Investments
California Municipal Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .44%
Invesco California AMT-Free Municipal Bond
ETF
12,500 $ 310
iShares California Muni Bond ETF 38,402 2,210
$ 2,520
TOTAL INVESTMENT COMPANIES $ 2,520
MUNICIPAL BONDS - 101 .68%
Principal
Amount (000's) Value (000's)
California - 97 .71%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,510
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,044
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 887
5.00%, 10/01/2035 5,270 5,489
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 1,918
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,041
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,728
California Community Choice Financing
Authority
4.00%, 08/01/2030 1,500 1,545
4.00%, 08/01/2031 1,245 1,272
4.00%, 02/01/2052
(c)
5,000 5,068
4.00%, 10/01/2052
(c)
5,000 5,074
5.00%, 07/01/2053
(c)
2,500 2,676
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,383
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,055
5.00%, 10/01/2045 1,000 1,042
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,943
5.00%, 08/15/2034 2,000 2,168
5.00%, 02/01/2035 2,000 2,081
5.00%, 06/01/2041
(c)
10,000 11,662
5.00%, 11/15/2046
(d)
4,500 4,850
5.00%, 11/15/2048 2,785 2,889
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,002
California Housing Finance Agency
3.50%, 11/20/2035 9,245 8,957
4.25%, 01/15/2035 8,525 8,518
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,460 2,459
California Infrastructure & Economic
Development Bank
3.65%, 01/01/2050
(c)
5,000 5,000
5.00%, 08/01/2036 2,250 2,510
5.00%, 08/01/2037 1,000 1,111
5.00%, 08/01/2038 1,175 1,303
5.00%, 08/01/2039 1,130 1,248
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
6,500 5,932
4.00%, 07/15/2029 11,700 11,588
4.00%, 10/01/2039 2,150 2,160
4.00%, 10/01/2046 1,930 1,731
5.00%, 05/15/2033 1,000 1,059
5.00%, 05/15/2034 1,000 1,055
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 12/31/2034 $ 7,550 $ 8,005
5.00%, 12/31/2036 8,000 8,348
5.00%, 05/15/2038 2,000 2,075
5.00%, 10/01/2044 1,000 1,042
5.25%, 11/01/2036 3,750 3,826
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,910
5.00%, 05/15/2031
(a)
400 454
5.00%, 05/15/2043
(a)
600 637
5.00%, 05/15/2044
(a)
5,000 5,294
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 11,066
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 10,350
3.25%, 12/01/2027
(c)
2,000 1,995
4.30%, 07/01/2040 3,600 3,641
5.00%, 07/01/2029
(e)
1,000 1,049
5.00%, 07/01/2030
(e)
2,000 2,009
5.00%, 07/01/2037
(e)
10,000 10,026
5.00%, 07/01/2039
(e)
9,250 9,473
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 266
5.00%, 11/15/2046
(e)
500 448
5.00%, 11/15/2051
(e)
250 221
5.00%, 11/15/2056
(e)
750 650
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,980
5.00%, 08/01/2038
(e)
1,000 1,035
California State Public Works Board
5.00%, 10/01/2039 4,500 4,665
California State University
5.00%, 11/01/2037 2,000 2,174
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 688
4.00%, 09/02/2029 1,000 1,029
4.00%, 07/01/2048 1,800 1,803
5.00%, 10/01/2028 1,875 1,962
5.00%, 11/01/2032
(e)
1,135 1,170
5.00%, 05/15/2034 5,210 5,383
5.00%, 06/01/2034
(e)
375 378
5.00%, 09/02/2034 1,000 1,091
5.00%, 12/01/2036
(e)
5,000 5,081
5.00%, 09/02/2038 3,000 3,160
5.00%, 06/01/2039
(e)
475 473
5.00%, 09/02/2039 945 1,003
5.00%, 09/02/2039 900 952
5.00%, 09/02/2039 745 788
5.00%, 05/15/2040 3,840 3,917
5.00%, 09/02/2040 1,000 1,052
5.00%, 12/01/2041
(e)
2,725 2,733
5.00%, 09/02/2044 1,425 1,485
5.00%, 12/01/2046
(e)
1,620 1,578
5.00%, 09/02/2048 940 974
5.00%, 09/02/2049 600 621
5.00%, 06/01/2051
(e)
1,950 1,862
5.25%, 12/01/2034 3,500 3,600
5.25%, 12/01/2038
(e)
1,000 1,031
5.25%, 12/01/2043
(e)
3,825 3,924

Schedule of Investments
California Municipal Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
$ 3,000 $ 3,109
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,089
6.00%, 05/01/2043 1,550 1,579
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,162
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,251
City of Irvine CA
4.00%, 09/02/2038 1,000 1,015
5.00%, 09/01/2049 2,000 2,019
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,925
City of Los Angeles CA
1.70%, 08/01/2026
(c)
688 688
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,125
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 598
5.00%, 05/15/2026 1,000 1,050
5.00%, 05/15/2026 3,085 3,294
5.00%, 05/15/2026 415 447
5.00%, 05/15/2029 1,875 2,105
5.00%, 05/15/2036
(d)
235 273
5.00%, 05/15/2036 5,000 5,408
5.00%, 05/15/2036 1,500 1,550
5.00%, 05/15/2037
(d)
4,225 4,653
5.00%, 05/15/2038 1,155 1,239
5.00%, 05/15/2039
(d)
3,000 3,208
5.00%, 05/15/2044
(d)
7,790 8,210
5.00%, 05/15/2044
(d)
3,100 3,231
5.00%, 05/15/2044
(d)
550 575
5.00%, 05/15/2047
(d)
3,500 3,620
5.00%, 05/15/2048 1,500 1,571
5.25%, 05/15/2048
(d)
2,000 2,105
5.50%, 05/15/2040
(d)
5,000 5,703
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,188
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,971
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,059
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,944
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,436
5.00%, 07/01/2037 2,000 2,126
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 4,412
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,087
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 460
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 $ 5,000 $ 4,869
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,094
5.00%, 06/01/2028 5,000 5,606
5.00%, 06/01/2051 2,000 2,126
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,021
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,810
5.50%, 11/15/2030 1,010 1,138
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,154
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 4,815
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(d)
5,500 6,265
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,007
5.25%, 07/01/2042 8,125 8,910
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,537
Metropolitan Water District of Southern
California
5.00%, 07/01/2039 1,000 1,146
5.00%, 07/01/2040 5,000 5,686
5.00%, 10/01/2045 1,410 1,569
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,228
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,030
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,184
5.00%, 03/01/2047 1,500 1,572
Nuveen California AMT-Free Quality Municipal
Income Fund
2.11%, 10/01/2047
(c),(e)
12,000 12,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,635
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,555
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,086
5.00%, 09/01/2029
(a)
1,000 1,087
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,012
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,797
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,475

Schedule of Investments
California Municipal Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 $ 4,540 $ 4,890
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,089
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,322
5.00%, 11/01/2037
(a)
3,660 4,057
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
855 494
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,026
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,603
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,906
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,191
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,393
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,628
5.00%, 07/01/2037 2,300 2,485
San Diego County Regional Airport Authority
4.00%, 07/01/2038 9,895 9,997
5.00%, 07/01/2039 2,000 2,181
5.00%, 07/01/2042 5,000 5,199
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,016
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,190
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,149
4.00%, 07/01/2037 2,500 2,586
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,086
5.00%, 05/01/2034 1,000 1,098
5.00%, 05/01/2036 3,000 3,242
5.00%, 05/01/2042 1,500 1,560
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,222
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,002
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,057
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,167
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 682
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 $ 2,975 $ 3,062
4.00%, 08/01/2039 1,510 1,544
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,338
5.00%, 11/01/2029 2,725 2,985
State of California
2.45%, 12/01/2031 35 35
5.00%, 09/01/2028 5,030 5,812
5.00%, 09/01/2034 5,000 5,434
5.00%, 02/01/2038 1,450 1,450
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,543
Tender Option Bond Trust Receipts/Certificates
1.76%, 01/01/2044
(c),(e)
1,000 1,000
1.84%, 07/01/2056
(c),(e)
2,800 2,800
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,637
5.00%, 06/01/2048 5,000 5,241
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 450
5.00%, 10/01/2037 700 749
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,070
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,024
University of California
4.00%, 05/15/2037 3,365 3,605
5.00%, 05/15/2037
(f)
2,000 2,402
5.00%, 05/15/2044 705 722
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,585
$ 563,065
Guam - 1 .58%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,085
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,034
$ 9,119
Puerto Rico - 1 .31%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
136 127
0.00%, 07/01/2033
(b)
526 305
0.00%, 11/01/2043
(b),(c)
1,929 851
4.00%, 07/01/2033 3,327 3,111
4.00%, 07/01/2037 316 279
4.00%, 07/01/2041 429 369
4.00%, 07/01/2046 446 372
5.25%, 07/01/2023 228 230
5.38%, 07/01/2025 456 466
5.63%, 07/01/2027 451 473
5.63%, 07/01/2029 444 472
5.75%, 07/01/2031 431 468
$ 7,523

Schedule of Investments
California Municipal Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virgin Islands - 1 .08%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 $ 6,250 $ 6,242
TOTAL MUNICIPAL BONDS $ 585,949
Total Investments $ 588,469
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.43)%
Notes with interest rates of 1.69% - 1.74% at
January 31, 2023 and contractual maturities of
collateral of 2023-2030.
(g)
$ (25,520) (25,520)
Total Net Investments $ 562,949
Other Assets and Liabilities -  2.31% 13,303
TOTAL NET ASSETS - 100.00% $ 576,252
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $74,231 or 12.88% of net assets.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2023.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 71 .64%
Insured 10 .47%
General Obligation Unlimited 8 .32%
Prerefunded 5 .29%
Special Assessment 2 .68%
Tax-exempt Preferreds 2 .08%
Tax Allocation 0 .58%
Investment Companies 0 .44%
Special Tax 0 .35%
Notes 0 .15%
Certificate Participation 0 .12%
Liability For Floating Rate Notes Issued ( 4 .43 ) %
Other Assets and Liabilities
2 .31%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .34 % Shares Held Value (000's)
Money Market Funds - 4 .34%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
2,462,868 $ 2,462
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
439,257,710 439,258
$ 441,720
TOTAL INVESTMENT COMPANIES $ 441,720
COMMON STOCKS - 0 .45 % Shares Held Value (000's)
Oil & Gas - 0 .24%
Chord Energy Corp 170,173 $ 24,391
Transportation - 0 .21%
Trailer Bridge Inc
(d),(e),(f)
178,279 20,883
TOTAL COMMON STOCKS $ 45,274
BONDS - 52 .47%
Principal
Amount (000's) Value (000's)
Airlines - 0 .60%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 25,297 $ 24,610
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 23,863
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 5,808 5,529
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,961 6,636
$ 60,638
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,395
Automobile Asset Backed Securities - 1 .99%
BMW Vehicle Owner Trust 2022-A
4.83%, 12/26/2024 14,124 14,126
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 7,763 7,694
1.31%, 01/11/2027 18,000 17,175
Ford Credit Auto Owner Trust 2022-B
4.88%, 02/15/2025 19,515 19,523
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
4.80%, 04/15/2025 39,500 39,500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2022-3
4.88%, 09/16/2025 22,903 22,930
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
4.93%, 11/17/2025 35,500 35,570
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
4.85%, 03/16/2026 18,000 18,028
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Toyota Auto Receivables 2022-B Owner Trust
4.77%, 01/15/2025 13,560 13,561
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-C Owner Trust
4.87%, 08/15/2025 $ 14,500 $ 14,516
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
$ 202,623
Automobile Floor Plan Asset Backed Securities - 0 .01%
Ford Credit Floorplan Master Owner Trust A
4.95%, 09/15/2025 500 500
1.00 x 1 Month USD LIBOR + 0.50%
Automobile Manufacturers - 0 .29%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,121
2.30%, 09/09/2026 7,000 6,495
4.75%, 01/12/2026 9,000 9,075
$ 29,691
Banks - 9 .78%
Bank of America Corp
0.81%, 10/24/2024
(h)
20,000 19,347
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(h)
35,000 33,460
3 Month USD LIBOR + 0.87%
3.19%, 07/23/2030
(h)
8,000 7,175
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 9,852
3.97%, 02/07/2030
(h)
8,000 7,566
3 Month USD LIBOR + 1.21%
5.08%, 01/20/2027
(h)
20,000 20,073
Secured Overnight Financing Rate + 1.29%
6.75%, 06/01/2028 2,000 2,176
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,343
1.65%, 01/28/2031 10,000 8,046
2.10%, 10/24/2024 50,000 47,980
2.20%, 08/16/2023 9,500 9,360
2.80%, 05/04/2026 8,000 7,600
3.00%, 10/30/2028 9,000 8,236
Citigroup Inc
0.78%, 10/30/2024
(h)
9,000 8,701
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(h)
51,000 44,851
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,581
4.45%, 09/29/2027 8,000 7,849
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,695
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 56,288
3.65%, 01/25/2024 14,000 13,828
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,006
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,170
3.81%, 04/23/2029
(h)
13,000 12,277
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 23,134
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,055
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,452
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(h)
47,000 41,079
Secured Overnight Financing Rate + 1.51%
3.63%, 05/13/2024 15,900 15,744
3.90%, 07/15/2025 8,000 7,874
KeyCorp
2.25%, 04/06/2027 30,000 27,419
2.55%, 10/01/2029 50,000 43,518

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.86%, 10/21/2025
(h)
$ 7,500 $ 6,951
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 7,911
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 4,965
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 32,975
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 11,587
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,666
4.00%, 07/23/2025 5,000 4,920
5.12%, 02/01/2029
(h)
18,000 18,201
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,206
PNC Bank NA
2.70%, 10/22/2029 53,000 46,537
2.95%, 02/23/2025 10,000 9,686
3.10%, 10/25/2027 4,750 4,536
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,647
Secured Overnight Financing Rate + 0.98%
8.12%, 05/01/2023
(i)
19,800 19,849
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 49,029
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 20,900
3.30%, 05/15/2026 5,000 4,763
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 4,974
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,464
3.15%, 04/27/2027 3,800 3,628
3.60%, 09/11/2024 12,000 11,836
3.90%, 04/26/2028 5,000 4,930
4.84%, 02/01/2034
(h),(j)
25,000 24,852
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,785
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 30,548
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(h)
32,000 28,320
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 994,576
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 33,696
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031
(k)
21,000 21,748
$ 55,444
Biotechnology - 1 .76%
Amgen Inc
1.65%, 08/15/2028 20,000 17,216
2.20%, 02/21/2027 11,500 10,549
2.45%, 02/21/2030 40,000 34,787
Biogen Inc
2.25%, 05/01/2030 65,000 55,109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
1.20%, 10/01/2027 $ 19,000 $ 16,496
2.60%, 10/01/2040 19,000 14,106
3.50%, 02/01/2025 10,000 9,784
3.65%, 03/01/2026 21,000 20,456
$ 178,503
Chemicals - 0 .75%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 20,770
Westlake Corp
2.88%, 08/15/2041 15,000 10,552
3.38%, 06/15/2030 4,500 4,038
3.60%, 08/15/2026 43,000 41,131
$ 76,491
Commercial Services - 0 .39%
ERAC USA Finance LLC
7.00%, 10/15/2037
(g)
13,000 15,119
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,360
$ 39,479
Computers - 0 .90%
Apple Inc
1.13%, 05/11/2025 10,000 9,313
2.05%, 09/11/2026 30,000 27,826
2.38%, 02/08/2041 20,000 14,923
2.40%, 05/03/2023 14,650 14,568
3.20%, 05/11/2027 13,000 12,543
3.25%, 02/23/2026 13,000 12,637
$ 91,810
Credit Card Asset Backed Securities - 0 .92%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 41,350
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 52,607
$ 93,957
Diversified Financial Services - 0 .60%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 24,638
2.75%, 10/15/2032 8,000 6,357
4.15%, 01/23/2030 19,000 17,735
4.85%, 01/15/2027 1,750 1,756
6.25%, 01/15/2036 10,325 10,956
$ 61,442
Electric - 7 .70%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 18,025
Alabama Power Co
1.45%, 09/15/2030 25,000 20,130
3.13%, 07/15/2051 19,000 13,877
3.45%, 10/01/2049 42,000 32,347
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 3,951
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,311
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 16,271
4.05%, 04/15/2025 10,000 9,874
Black Hills Corp
2.50%, 06/15/2030 15,000 12,537
3.05%, 10/15/2029 39,500 34,738
3.15%, 01/15/2027 7,500 7,067
4.35%, 05/01/2033 8,000 7,449
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 11,597
Entergy Corp
2.40%, 06/15/2031 24,000 19,841

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Louisiana LLC
2.90%, 03/15/2051 $ 18,500 $ 12,868
3.25%, 04/01/2028 12,000 11,246
4.20%, 09/01/2048 31,000 27,475
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,893
2.88%, 12/04/2051 20,000 14,543
3.15%, 10/01/2049 25,000 19,431
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,017
3.50%, 09/30/2049 66,000 50,557
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,894
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 9,879
4.30%, 01/15/2029
(g)
14,000 13,501
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,126
Nevada Power Co
2.40%, 05/01/2030 20,500 17,868
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 45,353
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 13,474
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,695
2.70%, 11/15/2051 15,000 10,537
2.95%, 04/01/2025 7,000 6,745
3.10%, 09/15/2049 33,500 25,346
4.10%, 11/15/2048 5,000 4,496
5.75%, 03/15/2029 21,000 22,268
PacifiCorp
5.25%, 06/15/2035 5,750 5,965
5.35%, 12/01/2053 18,500 19,758
6.25%, 10/15/2037 2,500 2,810
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 12,766
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,495
3.20%, 03/01/2050 15,000 11,575
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,261 4,681
5.38%, 06/30/2035
(g)
18,795 18,808
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 21,819
2.75%, 10/01/2026 10,000 9,300
3.85%, 02/01/2048 12,500 9,843
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,922
3.25%, 05/01/2051 18,000 12,663
3.85%, 03/15/2023 19,900 19,878
4.85%, 12/01/2048 7,000 6,415
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,096
3.50%, 12/01/2049 24,000 18,790
$ 782,811
Electronics - 0 .42%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 42,964
Environmental Control - 0 .50%
Republic Services Inc
1.75%, 02/15/2032 29,500 23,793
2.30%, 03/01/2030 16,500 14,308
3.20%, 03/15/2025 13,000 12,556
$ 50,657
Food - 0 .20%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,870
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .38%
NiSource Inc
2.95%, 09/01/2029 $ 29,000 $ 25,977
3.60%, 05/01/2030 14,000 12,948
$ 38,925
Healthcare - Services - 0 .50%
HCA Inc
4.13%, 06/15/2029 14,000 13,307
5.63%, 09/01/2028 2,000 2,036
7.50%, 11/06/2033 1,950 2,158
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,681
2.88%, 08/15/2029 15,000 13,700
3.50%, 08/15/2039 14,000 12,163
$ 51,045
Insurance - 2 .80%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 29,972
1.85%, 03/12/2030 8,000 6,860
2.50%, 01/15/2051 12,500 8,476
2.85%, 10/15/2050 30,500 21,966
Berkshire Hathaway Inc
3.00%, 02/11/2023
(k)
8,000 7,995
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,181
4.50%, 08/15/2028 39,500 38,674
First American Financial Corp
2.40%, 08/15/2031 22,000 17,112
4.00%, 05/15/2030 28,000 25,560
4.30%, 02/01/2023 21,800 21,800
4.60%, 11/15/2024 5,000 4,936
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 49,148
Prudential Financial Inc
2.10%, 03/10/2030
(k)
23,000 19,675
3.88%, 03/27/2028 4,550 4,459
$ 284,814
Internet - 0 .87%
Amazon.com Inc
2.80%, 08/22/2024 44,000 42,848
2.88%, 05/12/2041 20,000 15,764
4.05%, 08/22/2047 32,650 29,616
$ 88,228
Lodging - 0 .98%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 37,804
3.70%, 01/15/2031 11,000 9,748
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,188
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 22,793
$ 99,533
Media - 1 .53%
Comcast Corp
2.65%, 02/01/2030 33,000 29,504
3.30%, 02/01/2027 10,000 9,614
3.95%, 10/15/2025 15,000 14,784
4.25%, 10/15/2030 4,500 4,449
6.45%, 03/15/2037 1,800 2,087
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,917
4.13%, 05/15/2029 22,000 20,224
5.30%, 05/15/2049 13,000 10,996
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,564
6.75%, 06/15/2039 6,000 6,169
7.30%, 07/01/2038 7,750 8,310

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
2.00%, 09/01/2029 $ 28,000 $ 24,196
6.40%, 12/15/2035 8,900 10,253
$ 156,067
Oil & Gas - 1 .11%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,611
3.41%, 02/11/2026 13,000 12,650
3.94%, 09/21/2028 13,000 12,757
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,421
3.80%, 04/15/2024 35,000 34,479
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,587
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,931
Phillips 66
1.30%, 02/15/2026 11,500 10,454
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,778
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,753
$ 112,421
Oil & Gas Services - 0 .32%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,360
Other Asset Backed Securities - 1 .64%
PFS Financing Corp
0.71%, 04/15/2026
(g)
14,000 13,259
0.77%, 08/15/2026
(g)
39,000 36,465
4.88%, 02/15/2026
(g)
24,000 23,951
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
4.98%, 01/15/2025
(g)
37,500 36,472
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027
(l)
24,000 23,548
4.90%, 07/20/2027 28,000 28,049
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Verizon Owner Trust 2019-C
4.91%, 04/22/2024 23 23
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 5,435 5,344
$ 167,111
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,988
6.88%, 07/15/2033
(g)
6,900 7,172
$ 9,160
Pharmaceuticals - 1 .03%
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 10,950
1.45%, 11/13/2030 10,000 8,173
3.20%, 06/15/2026 13,124 12,709
3.40%, 07/26/2029 8,346 7,954
3.90%, 02/20/2028 10,500 10,361
CVS Health Corp
1.30%, 08/21/2027 14,000 12,144
3.00%, 08/15/2026 17,000 16,078
4.30%, 03/25/2028 5,046 4,961
5.05%, 03/25/2048 23,000 21,867
$ 105,197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1 .57%
Buckeye Partners LP
3.95%, 12/01/2026 $ 10,500 $ 9,610
4.15%, 07/01/2023 10,000 9,947
4.35%, 10/15/2024 8,000 7,742
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,796
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,325
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 12,694
4.88%, 08/15/2027
(g)
43,000 41,966
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,179
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 13,844
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,364
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,331
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,507
7.25%, 08/15/2038 10,000 11,681
$ 159,986
REITs - 8 .28%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,050
2.00%, 05/18/2032 14,000 11,162
2.75%, 12/15/2029 14,500 12,708
3.38%, 08/15/2031 30,000 27,174
4.30%, 01/15/2026 9,900 9,794
4.90%, 12/15/2030 4,250 4,271
American Tower Corp
1.88%, 10/15/2030 20,000 16,041
2.10%, 06/15/2030 3,000 2,458
2.40%, 03/15/2025 7,000 6,638
2.75%, 01/15/2027 53,000 48,846
2.95%, 01/15/2051 10,000 6,586
3.38%, 10/15/2026 5,000 4,745
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(e),(k)
13,750 —
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,850
2.90%, 04/01/2041 30,000 22,050
3.10%, 11/15/2029 8,000 7,201
4.00%, 11/15/2049 17,000 13,794
4.30%, 02/15/2029 13,000 12,610
5.00%, 01/11/2028 18,000 18,212
CubeSmart LP
2.00%, 02/15/2031 26,000 20,448
3.00%, 02/15/2030 18,000 15,507
4.00%, 11/15/2025 5,000 4,867
4.38%, 02/15/2029 2,000 1,896
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,232
3.63%, 01/15/2028 3,500 3,174
3.88%, 05/01/2025 5,000 4,803
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 6,083
3.00%, 01/15/2030 50,000 44,420
5.25%, 12/15/2032 14,000 14,278
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 37,219
3.63%, 10/01/2029 32,000 27,643
4.75%, 01/15/2028 7,000 6,721
5.25%, 01/15/2026 8,000 7,952

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Physicians Realty LP
2.63%, 11/01/2031 $ 32,000 $ 26,661
4.30%, 03/15/2027 22,400 21,687
Prologis LP
2.88%, 11/15/2029 12,500 11,240
3.25%, 06/30/2026 5,000 4,819
3.38%, 12/15/2027 25,000 23,955
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 40,169
2.33%, 07/15/2052
(g)
10,000 8,546
2.59%, 10/15/2056
(g)
20,500 16,533
2.84%, 01/15/2050
(g)
30,000 28,360
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,658
STORE Capital Corp
2.75%, 11/18/2030 18,500 14,456
4.63%, 03/15/2029 33,500 30,648
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,987
3.85%, 04/01/2027 21,000 20,247
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,004
2.75%, 01/15/2031 7,000 5,872
3.10%, 01/15/2030 23,000 20,092
4.13%, 03/15/2029 6,000 5,659
4.25%, 04/15/2028 4,000 3,859
4.50%, 01/15/2024 5,000 4,968
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 13,027
WP Carey Inc
2.40%, 02/01/2031 21,000 17,608
3.85%, 07/15/2029 30,000 28,054
$ 842,542
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 15,901
2.85%, 04/01/2030 14,000 12,725
3.50%, 04/01/2040 13,000 11,295
$ 39,921
Software - 0 .25%
Oracle Corp
2.95%, 05/15/2025 25,900 24,880
Telecommunications - 1 .56%
Corning Inc
4.75%, 03/15/2042 4,650 4,402
5.45%, 11/15/2079 43,500 41,738
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 14,905
Sprint LLC
7.88%, 09/15/2023 7,750 7,865
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 34,440
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,808
2.55%, 02/15/2031 20,000 16,979
3.00%, 02/15/2041 39,000 29,083
$ 158,220
Transportation - 0 .70%
Ryder System Inc
2.90%, 12/01/2026 51,000 47,216
3.35%, 09/01/2025 25,000 23,950
$ 71,166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .98%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
$ 22,000 $ 19,693
1.70%, 06/15/2026
(g)
39,000 34,700
2.70%, 11/01/2024
(g)
28,000 26,699
3.45%, 07/01/2024
(g)
9,000 8,742
5.70%, 02/01/2028
(g)
10,000 10,253
$ 100,087
TOTAL BONDS $ 5,336,514
SENIOR FLOATING RATE INTERESTS
- 0 .08%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
8.06%, 10/31/2026
(m)
$ 8,415 $ 8,391
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 8,391
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 42 .35%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .42%
3.00%, 10/01/2042 $ 4,488 $ 4,225
3.00%, 10/01/2042 4,332 4,079
3.00%, 11/01/2042 4,736 4,458
3.00%, 06/01/2043 4,408 4,150
3.00%, 12/01/2046 7,516 6,982
3.00%, 07/01/2047 5,363 4,964
3.50%, 03/01/2048 8,420 8,097
4.00%, 02/01/2046 5,393 5,321
9.00%, 01/01/2025 1 1
$ 42,277
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .22%
2.00%, 10/01/2050 37,840 32,361
2.00%, 11/01/2050 37,373 32,079
2.00%, 12/01/2050 43,284 36,696
2.00%, 12/01/2050 43,190 36,617
2.50%, 09/01/2050 38,063 33,661
2.50%, 10/01/2050 38,011 33,602
2.50%, 10/01/2050 39,171 34,590
2.50%, 10/01/2050 37,911 33,493
2.50%, 11/01/2050 39,163 34,635
2.50%, 11/01/2050 37,300 32,994
2.50%, 11/01/2050 37,067 32,783
2.50%, 11/01/2050 37,881 33,534
2.50%, 11/01/2050 39,619 35,033
3.00%, 06/01/2042 15,014 14,121
3.00%, 08/01/2049 19,290 17,795
3.00%, 09/01/2049 13,887 12,760
3.00%, 10/01/2049 14,596 13,434
3.00%, 10/01/2049 20,790 19,133
3.00%, 10/01/2049 18,173 16,726
3.00%, 11/01/2049 17,672 16,265
3.00%, 11/01/2049 14,349 13,275
3.00%, 11/01/2049 21,291 19,594
3.00%, 03/01/2050 20,947 19,279
3.00%, 04/01/2050 22,977 21,146
3.00%, 09/01/2050 25,341 23,264
3.00%, 05/01/2052 19,274 17,678
3.50%, 12/01/2040 2,227 2,149
3.50%, 06/01/2045 5,643 5,417
3.50%, 06/01/2046 15,481 14,939
3.50%, 08/01/2047 8,301 7,940
3.50%, 09/01/2047 35,493 33,501
3.50%, 12/01/2047 8,661 8,276
3.50%, 06/01/2049 5,854 5,575
3.50%, 06/01/2049 32,375 30,886
3.50%, 07/01/2049 11,552 10,986
3.50%, 09/01/2049 31,083 29,616
3.50%, 09/01/2049 9,767 9,281

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2049 $ 9,924 $ 9,437
3.50%, 11/01/2049 13,015 12,361
3.50%, 11/01/2049 14,946 14,347
3.50%, 12/01/2049 15,147 14,385
3.50%, 01/01/2050 42,043 39,954
3.50%, 02/01/2050 25,848 24,520
3.50%, 06/01/2050 26,159 24,872
3.50%, 08/01/2050 34,932 33,275
3.50%, 10/01/2050 33,185 31,352
3.50%, 01/01/2051 35,179 33,427
3.50%, 01/01/2051 24,215 22,962
3.50%, 04/01/2052 53,655 50,534
3.50%, 04/01/2052 38,329 36,050
4.00%, 11/01/2043 4,210 4,177
4.00%, 02/01/2044 9,293 9,210
4.00%, 09/01/2045 6,655 6,516
4.00%, 06/01/2046 12,741 12,556
4.00%, 10/01/2047 34,437 33,818
4.00%, 09/01/2048 5,483 5,376
4.00%, 10/01/2048 9,900 9,729
4.00%, 03/01/2049 27,599 27,035
4.00%, 04/01/2049 30,660 30,035
4.00%, 06/01/2049 47,410 46,548
4.00%, 07/01/2049 7,195 7,040
4.00%, 08/01/2049 34,263 33,608
4.00%, 09/01/2049 6,441 6,326
4.00%, 10/01/2049 15,649 15,287
4.00%, 12/01/2049 27,899 27,494
4.00%, 01/01/2050 22,456 21,916
4.00%, 07/01/2050 49,099 48,145
4.00%, 02/01/2052 41,242 39,866
4.00%, 02/01/2052 49,239 47,978
4.00%, 02/01/2052 42,877 41,460
4.00%, 05/01/2052 48,414 47,017
4.00%, 05/01/2052 45,609 44,050
4.00%, 06/01/2052 39,976 38,878
4.50%, 06/01/2046 15,081 15,326
4.50%, 02/01/2049 7,140 7,163
4.50%, 07/01/2052 19,399 19,313
4.50%, 08/01/2052 41,999 41,839
4.50%, 09/01/2052 42,193 42,215
4.50%, 09/01/2052 41,152 40,970
4.50%, 09/01/2052 41,198 40,952
4.50%, 10/01/2052 41,002 40,820
4.50%, 10/01/2052 25,746 25,648
4.50%, 11/01/2052 42,791 42,535
5.00%, 10/01/2052 25,111 25,436
5.00%, 10/01/2052 39,404 39,914
6.50%, 04/01/2032 1 1
$ 2,158,787
Government National Mortgage Association (GNMA) - 0 .13%
3.00%, 02/20/2046 14,165 13,270
U.S. Treasury - 20 .58%
0.63%, 08/15/2030 40,000 32,567
0.88%, 11/15/2030 40,000 33,059
1.13%, 02/28/2025 40,000 37,613
1.13%, 02/28/2027 40,000 36,183
1.13%, 08/15/2040 55,000 36,493
1.25%, 08/31/2024 40,000 38,064
1.25%, 08/15/2031 45,000 37,760
1.25%, 05/15/2050 65,000 38,195
1.38%, 08/31/2023 40,000 39,237
1.38%, 11/15/2031 45,000 37,939
1.38%, 08/15/2050 65,000 39,409
1.50%, 03/31/2023 40,000 39,800
1.50%, 08/15/2026 40,000 37,003
1.50%, 02/15/2030 40,000 35,112
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 04/30/2023 $ 40,000 $ 39,698
1.63%, 02/15/2026 40,000 37,445
1.63%, 08/15/2029 40,000 35,625
1.63%, 11/15/2050 60,000 38,808
1.75%, 11/15/2029 40,000 35,852
1.75%, 08/15/2041 50,000 36,426
1.88%, 02/15/2032 45,000 39,486
1.88%, 02/15/2051 55,000 37,892
1.88%, 11/15/2051 55,000 37,752
2.00%, 11/15/2026 40,000 37,539
2.00%, 02/15/2050 55,000 39,280
2.00%, 08/15/2051 55,000 38,996
2.13%, 05/15/2025 40,000 38,306
2.25%, 11/15/2024 40,000 38,594
2.25%, 08/15/2027 40,000 37,683
2.25%, 11/15/2027 40,000 37,586
2.25%, 08/15/2046 50,000 38,178
2.25%, 08/15/2049 50,000 37,883
2.25%, 02/15/2052 50,000 37,566
2.38%, 02/29/2024 40,000 39,014
2.38%, 05/15/2051 50,000 38,717
2.63%, 02/28/2023 40,000 39,940
2.63%, 02/15/2029 40,000 37,880
2.75%, 05/31/2023 40,000 39,728
2.75%, 11/15/2023 40,000 39,381
2.75%, 02/15/2028 40,000 38,395
2.75%, 08/15/2032 40,000 37,638
2.75%, 08/15/2042 40,000 34,272
2.75%, 08/15/2047 45,000 37,800
2.88%, 08/15/2028 40,000 38,500
2.88%, 05/15/2049 45,000 38,844
2.88%, 05/15/2052 45,000 38,777
3.00%, 09/30/2025 40,000 39,022
3.00%, 11/15/2045 45,000 39,570
3.00%, 08/15/2048 45,000 39,672
3.00%, 08/15/2052 45,000 39,818
3.13%, 11/15/2028 40,000 38,978
3.63%, 02/15/2044 40,000 39,036
3.75%, 11/15/2043 40,000 39,817
4.00%, 11/15/2052 40,000 42,775
4.13%, 11/15/2032 35,000 36,821
$ 2,093,424
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,307,758
Total Investments $ 10,139,657
Other Assets and Liabilities -  0.31% 31,659
TOTAL NET ASSETS - 100.00% $ 10,171,316
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,282 or 0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $773,180 or 7.60% of net assets.

Schedule of Investments
Core Fixed Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,893 or 0.10% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 21 .77%
Financial 21 .46%
Government 20 .58%
Utilities 8 .08%
Asset Backed Securities 4 .56%
Consumer, Non-cyclical 4 .43%
Money Market Funds 4 .34%
Communications 3 .96%
Energy 3 .32%
Industrial 2 .90%
Consumer, Cyclical 2 .00%
Technology 1 .54%
Basic Materials 0 .75%
Other Assets and Liabilities
0 .31%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 724,807 $ 285,549 $ 439,258
Principal Government Money Market Fund - Institutional Class 4.19% 239,007 379,839 618,846 —
$ 239,007 $ 1,104,646 $ 904,395 $ 439,258
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,935 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 1,238 — — —
$ 3,173 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,883 0.21%
Total $ 20,883 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .90 % Shares Held Value (000's)
Money Market Funds - 2 .90%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
2,534,954 $ 2,535
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
15,539,219 15,539
$ 18,074
TOTAL INVESTMENT COMPANIES $ 18,074
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0 .00%
Mesquite Energy Inc
(d),(e)
407 10
Retail - 0 .02%
Claire's Holdings LLC
(d)
232 106
TOTAL COMMON STOCKS $ 117
PREFERRED STOCKS - 0 .56 % Shares Held Value (000's)
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,465
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,465
BONDS - 49 .29%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .56%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,093
2.20%, 02/04/2026 1,780 1,646
3.75%, 02/01/2050 625 481
4.88%, 05/01/2025 845 845
Bombardier Inc
7.13%, 06/15/2026
(g)
80 80
7.50%, 03/15/2025
(g)
103 103
Lockheed Martin Corp
5.70%, 11/15/2054 455 517
Raytheon Technologies Corp
4.13%, 11/16/2028 1,700 1,668
TransDigm Inc
4.88%, 05/01/2029 205 185
6.25%, 03/15/2026
(g)
40 40
7.50%, 03/15/2027 275 277
8.00%, 12/15/2025
(g)
210 214
Triumph Group Inc
7.75%, 08/15/2025 165 140
8.88%, 06/01/2024
(g)
445 452
$ 9,741
Agriculture - 0 .24%
Cargill Inc
4.88%, 10/10/2025
(g)
865 870
Reynolds American Inc
5.70%, 08/15/2035 635 608
$ 1,478
Airlines - 0 .34%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 62 52
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
75 73
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
785 776
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
525 501
Southwest Airlines Co
5.25%, 05/04/2025 605 609
United Airlines Inc
4.38%, 04/15/2026
(g)
135 128
$ 2,139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 4 .18%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 $ 2,615 $ 2,605
AmeriCredit Automobile Receivables Trust
2022-2
5.45%, 12/18/2025 2,493 2,499
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 693 686
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 1,460 1,442
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 865 856
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 167 166
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 811 802
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 246 244
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 439 435
Ford Credit Auto Owner Trust 2022-C
4.80%, 04/15/2025 2,790 2,790
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 495 490
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 905 906
Hyundai Auto Lease Securitization Trust 2022-B
4.90%, 10/15/2024
(g)
991 991
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 239 238
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 2,090 2,081
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 674 671
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 2,435 2,426
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 1,445 1,450
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 2,130 2,130
Toyota Auto Receivables 2022-B Owner Trust
4.77%, 01/15/2025 1,134 1,134
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 971 937
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 25 25
$ 26,004
Automobile Manufacturers - 1 .11%
Ford Motor Co
3.25%, 02/12/2032 845 671
9.63%, 04/22/2030 40 47
Ford Motor Credit Co LLC
3.38%, 11/13/2025 470 438
General Motors Co
4.88%, 10/02/2023 1,565 1,561
General Motors Financial Co Inc
1.20%, 10/15/2024 475 444
1.25%, 01/08/2026 1,100 986

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz Finance North America LLC
5.50%, 11/27/2024
(g)
$ 2,750 $ 2,788
$ 6,935
Automobile Parts & Equipment - 0 .02%
Dana Inc
5.38%, 11/15/2027 155 147
Banks - 8 .25%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,509
Bank of America Corp
1.66%, 03/11/2027
(h)
1,250 1,129
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(h)
2,600 2,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(h)
1,635 1,205
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
861 727
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
200 174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 736
4.20%, 08/26/2024 435 430
4.83%, 07/22/2026
(h)
1,000 998
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(h)
500 448
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
1,100 1,040
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 498
7.75%, 09/15/2023
(f),(h),(i)
505 501
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(g),(h)
800 746
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(h)
1,125 1,079
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 616
3.79%, 03/17/2033
(h)
1,275 1,155
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(h)
1,195 1,214
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(h)
1,350 1,470
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,387
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(h)
1,500 1,318
Secured Overnight Financing Rate + 2.04%
3.09%, 05/14/2032
(g),(h)
250 189
Secured Overnight Financing Rate + 1.73%
4.88%, 05/15/2045 375 310
9.02%, 11/15/2033
(g),(h)
500 562
Secured Overnight Financing Rate + 5.02%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
1,700 1,664
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(h)
173 154
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,405
3.85%, 01/26/2027 2,403 2,322
5.70%, 11/01/2024 315 320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
4.25%, 03/14/2024 $ 840 $ 832
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
1,435 1,348
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(h)
630 592
Secured Overnight Financing Rate + 3.13%
4.91%, 07/25/2033
(h)
2,055 2,048
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 247
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
1,900 1,861
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(h)
4,490 3,995
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
1,140 884
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 1,961
5.00%, 11/24/2025 995 1,001
Popular Inc
6.13%, 09/14/2023 145 145
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
1,175 1,115
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(h)
430 407
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(h)
270 271
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 1,005
Truist Financial Corp
5.90%, 10/28/2026
(h)
560 577
Secured Overnight Financing Rate + 1.63%
UBS Group AG
1.36%, 01/30/2027
(g),(h)
460 412
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
4.75%, 05/12/2028
(g),(h)
320 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(h)
600 529
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 495
4.61%, 04/25/2053
(h)
985 919
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(h)
45 45
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
125 113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,880
$ 51,331
Beverages - 0 .93%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,195
4.60%, 04/15/2048 955 903

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
$ 215 $ 206
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
450 393
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,067
PepsiCo Inc
1.95%, 10/21/2031 500 419
3.60%, 02/18/2028 500 489
4.20%, 07/18/2052
(j)
140 135
$ 5,807
Biotechnology - 0 .16%
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 1,013
Building Materials - 0 .30%
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
605 520
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 295
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 255
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
855 781
$ 1,851
Chemicals - 0 .55%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
250 220
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
790 687
6.50%, 05/15/2026
(g)
150 139
Ecolab Inc
2.70%, 12/15/2051 1,070 725
Element Solutions Inc
3.88%, 09/01/2028
(g)
582 515
MEGlobal Canada ULC
5.88%, 05/18/2030 350 362
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
605 508
Sherwin-Williams Co/The
4.25%, 08/08/2025 300 296
$ 3,452
Commercial Mortgage Backed Securities - 1 .70%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 427
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,347
COMM 2013-CCRE6 Mortgage Trust
4.04%, 03/10/2046
(g),(k)
500 375
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(k)
800 776
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,957
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.74%, 02/15/2047
(k)
2,700 2,483
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.62%, 04/15/2047
(k),(l)
17,919 86
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.86%, 11/15/2047
(k),(l)
6,945 68
LB-UBS Commercial Mortgage Trust 2005-C3
0.57%, 07/15/2040
(g),(k),(l)
971 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.27%, 08/15/2046
(k),(l)
13,055 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.91%, 06/15/2047
(k),(l)
$ 15,894 $ 98
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.00%, 10/15/2030
(g),(k),(l)
20,362 —
SREIT Trust 2021-MFP
5.19%, 11/15/2038
(g)
1,000 975
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
5.28%, 11/15/2036
(g)
1,000 978
1.00 x 1 Month USD LIBOR + 0.82%
$ 10,572
Commercial Services - 0 .74%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 354
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 339
Garda World Security Corp
4.63%, 02/15/2027
(g)
130 118
PayPal Holdings Inc
3.25%, 06/01/2050 900 669
3.90%, 06/01/2027
(j)
800 787
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
320 284
6.25%, 01/15/2028
(g)
315 299
United Rentals North America Inc
3.88%, 02/15/2031 215 189
4.88%, 01/15/2028 404 391
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
600 554
Williams Scotsman International Inc
6.13%, 06/15/2025
(g)
201 202
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
485 422
$ 4,608
Computers - 0 .44%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
1,000 720
6.10%, 07/15/2027 1,220 1,279
NCR Corp
5.13%, 04/15/2029
(g)
595 518
Seagate HDD Cayman
9.63%, 12/01/2032
(g)
189 214
$ 2,731
Consumer Products - 0 .10%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
665 604
Credit Card Asset Backed Securities - 0 .34%
BA Credit Card Trust
0.34%, 05/15/2026 2,185 2,101
Diversified Financial Services - 2 .51%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
505 484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,147
3.00%, 10/29/2028 1,345 1,186
3.15%, 02/15/2024 2,825 2,754
4.50%, 09/15/2023 1,100 1,094
Air Lease Corp
1.88%, 08/15/2026 1,325 1,181
2.88%, 01/15/2026 1,195 1,121

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
5.80%, 05/01/2025 $ 505 $ 511
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
2,850 2,474
Brookfield Finance Inc
4.00%, 04/01/2024 685 677
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
330 308
6.63%, 03/15/2026
(j)
555 508
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(m)
612 558
ILFC E-Capital Trust II
6.54%, 12/21/2065
(g),(k)
155 103
LPL Holdings Inc
4.00%, 03/15/2029
(g)
275 246
OneMain Finance Corp
4.00%, 09/15/2030 120 96
5.63%, 03/15/2023 120 120
6.63%, 01/15/2028 365 356
6.88%, 03/15/2025 460 458
SLM Corp
3.13%, 11/02/2026 290 256
$ 15,638
Electric - 2 .50%
Ameren Illinois Co
3.85%, 09/01/2032 189 181
Avangrid Inc
3.20%, 04/15/2025 1,115 1,072
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 118
3.75%, 01/15/2032
(g)
130 107
4.75%, 03/15/2028
(g)
170 160
CMS Energy Corp
3.00%, 05/15/2026 275 260
4.70%, 03/31/2043 110 98
Colbun SA
3.15%, 01/19/2032
(g)
300 258
Commonwealth Edison Co
4.00%, 03/01/2049 405 351
DTE Electric Co
3.65%, 03/01/2052 135 112
3.95%, 03/01/2049 100 87
DTE Energy Co
4.22%, 11/01/2024
(k)
1,000 988
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 182
Edison International
4.70%, 08/15/2025 432 426
Elwood Energy LLC
8.16%, 07/05/2026 31 27
Enel Chile SA
4.88%, 06/12/2028 405 398
FirstEnergy Corp
2.25%, 09/01/2030 640 526
Florida Power & Light Co
4.05%, 10/01/2044 461 417
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(g)
387 168
ITC Holdings Corp
4.95%, 09/22/2027
(g)
470 475
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
250 252
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 684
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 360 367
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 398
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
$ 65 $ 63
NRG Energy Inc
3.88%, 02/15/2032
(g)
610 475
NSTAR Electric Co
4.95%, 09/15/2052 45 46
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 163
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 344
5.80%, 02/03/2031 200 197
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 49
4.20%, 06/01/2041 535 423
PECO Energy Co
4.38%, 08/15/2052 248 235
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(g)
500 462
Public Service Co of Colorado
4.50%, 06/01/2052 132 127
Public Service Enterprise Group Inc
5.85%, 11/15/2027 450 472
Southern California Edison Co
3.65%, 02/01/2050 810 637
4.20%, 03/01/2029 460 448
4.88%, 03/01/2049 500 475
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 650 631
Tucson Electric Power Co
4.85%, 12/01/2048 100 92
Vistra Corp
7.00%, 12/15/2026
(f),(g),(h)
265 248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
560 492
WEC Energy Group Inc
4.75%, 01/09/2026 400 401
5.00%, 09/27/2025 574 577
5.15%, 10/01/2027 417 426
$ 15,595
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 254
7.25%, 06/15/2028
(g)
590 605
$ 859
Electronics - 0 .17%
Imola Merger Corp
4.75%, 05/15/2029
(g)
450 391
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 588
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
79 67
$ 1,046
Engineering & Construction - 0 .27%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 652
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 266
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
250 242
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 536
$ 1,696

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .60%
Boyne USA Inc
4.75%, 05/15/2029
(g)
$ 550 $ 498
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
245 244
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 247
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
525 497
Cinemark USA Inc
5.25%, 07/15/2028
(g)
600 492
8.75%, 05/01/2025
(g)
165 168
International Game Technology PLC
5.25%, 01/15/2029
(g)
645 619
Warnermedia Holdings Inc
3.76%, 03/15/2027
(g)
375 352
5.05%, 03/15/2042
(g)
505 431
5.14%, 03/15/2052
(g)
205 170
$ 3,718
Environmental Control - 0 .23%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
645 568
Waste Connections Inc
2.20%, 01/15/2032 545 452
4.20%, 01/15/2033 400 388
$ 1,408
Food - 1 .44%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
280 265
4.88%, 02/15/2030
(g)
510 469
B&G Foods Inc
5.25%, 04/01/2025 135 123
Cencosud SA
4.38%, 07/17/2027
(g)
475 458
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(g)
600 501
4.38%, 02/02/2052
(g)
1,421 1,083
6.50%, 12/01/2052
(g)
335 342
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 208
4.88%, 10/01/2049 1,180 1,104
MARB BondCo PLC
3.95%, 01/29/2031 325 256
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 699
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
300 245
4.25%, 04/15/2031
(g)
2,580 2,238
Post Holdings Inc
4.50%, 09/15/2031
(g)
520 449
4.63%, 04/15/2030
(g)
70 62
Sysco Corp
3.30%, 07/15/2026 475 457
$ 8,959
Forest Products & Paper - 0 .03%
Suzano Austria GmbH
3.75%, 01/15/2031 195 167
Gas - 0 .15%
NiSource Inc
0.95%, 08/15/2025 1,000 911
Healthcare - Products - 0 .15%
Abbott Laboratories
1.40%, 06/30/2030 325 269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Boston Scientific Corp
3.45%, 03/01/2024 $ 344 $ 339
4.55%, 03/01/2039 297 281
4.70%, 03/01/2049 48 46
$ 935
Healthcare - Services - 1 .22%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 276
Centene Corp
2.50%, 03/01/2031 500 409
2.63%, 08/01/2031 2,345 1,920
3.00%, 10/15/2030 375 321
3.38%, 02/15/2030 160 141
4.25%, 12/15/2027 405 389
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
750 658
8.00%, 03/15/2026
(g)
130 126
HCA Inc
3.13%, 03/15/2027
(g)
935 869
3.50%, 07/15/2051 470 330
Tenet Healthcare Corp
4.63%, 09/01/2024 220 216
6.13%, 06/15/2030
(g)
505 490
UnitedHealth Group Inc
4.75%, 05/15/2052 715 708
5.15%, 10/15/2025 350 357
5.88%, 02/15/2053 320 366
$ 7,576
Home Builders - 0 .13%
Beazer Homes USA Inc
6.75%, 03/15/2025 130 127
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 49
5.00%, 03/01/2028
(g)
380 332
Lennar Corp
4.75%, 05/30/2025 300 296
$ 804
Home Equity Asset Backed Securities - 0 .04%
First NLC Trust 2005-1
1.73%, 05/25/2035 180 151
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
2.09%, 03/25/2035 210 116
1.00 x 1 Month USD LIBOR + 1.70%
$ 267
Insurance - 0 .97%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
580 481
7.00%, 11/15/2025
(g)
225 214
AIA Group Ltd
3.20%, 09/16/2040
(g)
730 557
American International Group Inc
3.90%, 04/01/2026 43 42
Arch Capital Group Ltd
3.64%, 06/30/2050 835 630
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 615
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 600
Corebridge Financial Inc
4.40%, 04/05/2052
(g)
555 475
Markel Corp
4.30%, 11/01/2047 350 291
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,125
MetLife Inc
5.00%, 07/15/2052 350 355

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Pricoa Global Funding I
3.45%, 09/01/2023
(g),(j)
$ 659 $ 653
$ 6,038
Internet - 0 .65%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(j)
450 371
Amazon.com Inc
3.10%, 05/12/2051 675 513
4.55%, 12/01/2027 500 507
Baidu Inc
3.08%, 04/07/2025 300 286
4.38%, 05/14/2024 375 371
Meta Platforms Inc
3.50%, 08/15/2027 500 480
4.45%, 08/15/2052 390 341
Netflix Inc
4.38%, 11/15/2026 100 99
4.88%, 06/15/2030
(g)
295 292
Prosus NV
3.68%, 01/21/2030
(g)
325 281
4.19%, 01/19/2032
(g)
575 494
$ 4,035
Investment Companies - 0 .20%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(j)
610 592
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
580 522
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 161
$ 1,275
Iron & Steel - 0 .11%
CSN Resources SA
4.63%, 06/10/2031 300 252
Nucor Corp
3.85%, 04/01/2052 200 167
Vale Overseas Ltd
3.75%, 07/08/2030 280 251
$ 670
Leisure Products & Services - 0 .20%
Life Time Inc
5.75%, 01/15/2026
(g)
665 639
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 80
5.88%, 02/15/2027
(g)
270 251
NCL Finance Ltd
6.13%, 03/15/2028
(g)
325 264
$ 1,234
Lodging - 0 .41%
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 973
3.60%, 04/15/2024 695 683
5.00%, 10/15/2027 685 691
Sands China Ltd
3.75%, 08/08/2031 245 205
$ 2,552
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 411
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 336
$ 747
Media - 1 .36%
AMC Networks Inc
4.75%, 08/01/2025 701 599
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,039 888
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 $ 1,170 $ 822
3.75%, 02/15/2028 1,490 1,389
4.91%, 07/23/2025 485 482
Comcast Corp
5.25%, 11/07/2025 350 357
5.50%, 11/15/2032 1,250 1,346
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
130 118
DISH DBS Corp
5.88%, 11/15/2024 190 179
7.38%, 07/01/2028 620 445
DISH Network Corp
11.75%, 11/15/2027
(g)
120 125
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
315 277
Paramount Global
4.75%, 05/15/2025 103 102
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
695 619
UPC Holding BV
5.50%, 01/15/2028
(g)
560 511
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 199
$ 8,458
Mining - 0 .39%
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(g)
300 308
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
360 332
6.13%, 04/01/2029
(g)
190 175
IAMGOLD Corp
5.75%, 10/15/2028
(g)
295 233
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 500 496
New Gold Inc
7.50%, 07/15/2027
(g)
295 274
Novelis Corp
3.25%, 11/15/2026
(g)
80 72
4.75%, 01/30/2030
(g)
483 437
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 123
$ 2,450
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 360 356
Mortgage Backed Securities - 1 .77%
Fannie Mae REMIC Trust 2005-W2
4.71%, 05/25/2035 20 20
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
1.64%, 01/25/2048
(l)
2,017 250
(1.00) x 1 Month USD LIBOR + 6.15%
2.25%, 07/25/2040 20 19
3.00%, 04/25/2027
(l)
719 32
3.00%, 09/25/2050
(l)
2,371 367
3.50%, 09/25/2027
(l)
1,098 59
3.50%, 11/25/2027
(l)
289 14
3.50%, 05/25/2028
(l)
301 11
4.00%, 04/25/2043
(l)
201 16
Freddie Mac REMICS
1.59%, 10/15/2046
(l)
3,258 313
(1.00) x 1 Month USD LIBOR + 6.05%
1.64%, 06/25/2050
(l)
2,873 366
(1.00) x 1 Month USD LIBOR + 6.15%

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
2.00%, 02/15/2036 $ 110 $ 106
2.19%, 05/15/2026
(l)
202 2
(1.00) x 1 Month USD LIBOR + 6.65%
3.00%, 05/15/2027
(l)
630 25
3.00%, 10/15/2027
(l)
191 9
3.00%, 02/15/2029
(l)
1,128 44
3.50%, 02/15/2028
(l)
618 31
3.50%, 01/15/2040
(l)
435 12
3.50%, 03/15/2041
(l)
937 57
4.91%, 05/15/2049 2,861 2,801
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
1.19%, 04/20/2052
(l)
2,863 335
(1.00) x 30 Day Average Secured
Overnight Financing Rate + 5.50%
1.56%, 11/20/2040
(l)
1,411 159
(1.00) x 1 Month USD LIBOR + 6.05%
1.56%, 05/20/2046
(l)
330 42
(1.00) x 1 Month USD LIBOR + 6.05%
1.66%, 08/20/2044
(l)
1,209 138
(1.00) x 1 Month USD LIBOR + 6.15%
1.66%, 03/20/2047
(l)
1,427 182
(1.00) x 1 Month USD LIBOR + 6.15%
1.71%, 10/20/2045
(l)
1,154 138
(1.00) x 1 Month USD LIBOR + 6.20%
1.71%, 08/20/2047
(l)
580 72
(1.00) x 1 Month USD LIBOR + 6.20%
1.71%, 08/20/2047
(l)
4,446 793
(1.00) x 1 Month USD LIBOR + 6.20%
1.71%, 08/20/2047
(l)
1,649 208
(1.00) x 1 Month USD LIBOR + 6.20%
1.71%, 11/20/2047
(l)
826 88
(1.00) x 1 Month USD LIBOR + 6.20%
1.76%, 10/20/2047
(l)
1,380 176
(1.00) x 1 Month USD LIBOR + 6.25%
1.81%, 08/20/2050
(l)
2,991 411
(1.00) x 1 Month USD LIBOR + 6.30%
1.81%, 09/20/2050
(l)
2,514 329
(1.00) x 1 Month USD LIBOR + 6.30%
1.81%, 08/20/2051
(l)
1,864 250
(1.00) x 1 Month USD LIBOR + 6.30%
2.16%, 04/20/2041
(l)
580 74
(1.10) x 1 Month USD LIBOR + 7.10%
2.50%, 12/20/2050
(l)
2,831 432
3.00%, 07/20/2050
(l)
712 103
3.00%, 11/20/2050
(l)
2,692 445
3.00%, 11/20/2050
(l)
2,494 370
3.00%, 11/20/2050
(l)
1,635 242
3.50%, 02/20/2040
(l)
189 2
3.50%, 01/20/2043
(l)
2,250 381
3.50%, 10/20/2049
(l)
992 164
4.00%, 03/16/2039
(l)
382 13
4.00%, 09/20/2040
(l)
696 49
4.50%, 05/16/2043
(l)
951 173
JP Morgan Mortgage Trust 2016-2
5.08%, 06/25/2046
(g),(k)
780 725
Merrill Lynch Mortgage Investors Trust Series
2005-A8
5.21%, 08/25/2036 4 4
1.00 x 1 Month USD LIBOR + 0.70%
$ 11,052
Oil & Gas - 1 .39%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,045 1,040
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Antero Resources Corp
7.63%, 02/01/2029
(g)
$ 703 $ 719
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
370 353
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 369
Continental Resources Inc/OK
3.80%, 06/01/2024 515 505
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 258
Ecopetrol SA
8.88%, 01/13/2033 975 1,000
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 374
MEG Energy Corp
7.13%, 02/01/2027
(g)
465 477
Nabors Industries Inc
9.00%, 02/01/2025
(g)
170 173
Occidental Petroleum Corp
5.55%, 03/15/2026 235 237
5.88%, 09/01/2025 1,010 1,022
6.13%, 01/01/2031 270 282
6.63%, 09/01/2030 110 117
Petrobras Global Finance BV
5.50%, 06/10/2051 375 293
Petroleos Mexicanos
6.70%, 02/16/2032 703 584
QatarEnergy
2.25%, 07/12/2031
(g)
275 234
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 217
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 245
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 172
$ 8,671
Oil & Gas Services - 0 .11%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
700 665
Other Asset Backed Securities - 0 .46%
Chase Funding Trust Series 2003-5
5.11%, 07/25/2033 612 580
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
4.97%, 12/25/2033 17 16
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g)
1,564 1,552
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 706 696
$ 2,844
Packaging & Containers - 0 .33%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
390 356
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 182
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 221
8.75%, 04/15/2030
(g)
160 142
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 576 602
Graphic Packaging International LLC
4.13%, 08/15/2024 125 123

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
6.75%, 07/15/2026
(g)
$ 185 $ 179
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
125 125
7.88%, 08/15/2026
(g),(n)
125 126
$ 2,056
Pharmaceuticals - 0 .92%
180 Medical Inc
3.88%, 10/15/2029
(g)
245 217
AbbVie Inc
2.60%, 11/21/2024 550 530
4.05%, 11/21/2039 1,000 901
BellRing Brands Inc
7.00%, 03/15/2030
(g)
445 442
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 390
Cigna Corp
4.90%, 12/15/2048 165 158
CVS Health Corp
4.30%, 03/25/2028 98 96
4.88%, 07/20/2035 570 567
5.05%, 03/25/2048 260 247
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 260
Viatris Inc
1.65%, 06/22/2025 175 161
Zoetis Inc
3.00%, 09/12/2027 860 812
4.45%, 08/20/2048 1,035 944
$ 5,725
Pipelines - 2 .12%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
550 511
5.75%, 03/01/2027
(g)
415 402
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
670 567
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
760 726
Energy Transfer LP
3.75%, 05/15/2030 840 770
4.50%, 04/15/2024 575 570
5.15%, 03/15/2045 1,625 1,466
5.55%, 02/15/2028 1,065 1,082
Enterprise Products Operating LLC
4.20%, 01/31/2050 515 439
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 88
7.50%, 06/01/2027
(g)
155 155
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
284 264
2.16%, 03/31/2034
(g)
277 239
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
720 631
5.63%, 02/15/2026
(g)
345 342
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,108
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
505 480
NuStar Logistics LP
5.75%, 10/01/2025 150 148
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 451
5.00%, 03/15/2027 275 275
5.75%, 05/15/2024 1,225 1,232
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
4.55%, 06/24/2024 $ 1,225 $ 1,223
$ 13,169
REITs - 1 .12%
American Tower Corp
1.30%, 09/15/2025 445 405
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
300 282
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
525 466
3.75%, 09/15/2030
(g)
403 308
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 810 629
2.30%, 11/15/2028 1,440 1,228
Kimco Realty OP LLC
3.20%, 04/01/2032 515 446
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
598 497
Mid-America Apartments LP
2.88%, 09/15/2051 646 450
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
125 108
5.88%, 10/01/2028
(g)
50 46
7.50%, 06/01/2025
(g)
105 106
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 219
4.13%, 08/15/2030
(g)
1,550 1,386
XHR LP
4.88%, 06/01/2029
(g)
421 374
$ 6,950
Retail - 0 .39%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g),(j)
120 121
Bath & Body Works Inc
5.25%, 02/01/2028 220 208
6.63%, 10/01/2030
(g)
330 323
9.38%, 07/01/2025
(g)
238 255
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
560 494
IRB Holding Corp
7.00%, 06/15/2025
(g)
25 25
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
525 479
Patrick Industries Inc
4.75%, 05/01/2029
(g)
215 184
7.50%, 10/15/2027
(g)
340 336
$ 2,425
Semiconductors - 0 .34%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 58
3.42%, 04/15/2033
(g)
1,905 1,598
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 128
3.15%, 05/01/2027 140 131
Skyworks Solutions Inc
1.80%, 06/01/2026 235 210
$ 2,125
Software - 1 .69%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 990

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.20%, 07/01/2026 $ 1,000 $ 950
4.40%, 07/01/2049 925 794
Open Text Corp
3.88%, 02/15/2028
(g)
200 174
3.88%, 12/01/2029
(g)
1,185 986
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
850 716
Oracle Corp
2.50%, 04/01/2025 270 257
2.80%, 04/01/2027 525 486
3.95%, 03/25/2051 670 521
6.15%, 11/09/2029 370 396
Salesforce Inc
3.70%, 04/11/2028 505 494
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 926
4.00%, 04/14/2032 410 384
VMware Inc
1.40%, 08/15/2026 1,500 1,328
1.80%, 08/15/2028 1,360 1,147
$ 10,549
Sovereign - 1 .54%
Brazilian Government International Bond
3.88%, 06/12/2030 645 570
CoBank ACB
6.25%, 10/01/2026
(f),(h)
670 664
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 500 378
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 468
Egypt Government International Bond
5.80%, 09/30/2027
(g)
600 497
Hungary Government International Bond
6.13%, 05/22/2028
(g)
550 569
Indonesia Government International Bond
2.85%, 02/14/2030 650 585
Jamaica Government International Bond
7.88%, 07/28/2045 300 351
Mexico Government International Bond
4.75%, 03/08/2044 570 488
6.35%, 02/09/2035 450 478
Nigeria Government International Bond
7.38%, 09/28/2033
(g)
300 214
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 279
Panama Government International Bond
4.50%, 01/19/2063 200 149
Peruvian Government International Bond
2.78%, 12/01/2060 350 211
Qatar Government International Bond
4.63%, 06/02/2046 300 293
Romanian Government International Bond
3.63%, 03/27/2032 290 244
Saudi Government International Bond
4.50%, 10/26/2046 850 761
5.00%, 01/18/2053
(g)
1,050 1,000
Serbia International Bond
6.25%, 05/26/2028
(g)
225 228
Turkey Government International Bond
9.38%, 01/19/2033 900 881
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 264
$ 9,572
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .80%
AT&T Inc
2.75%, 06/01/2031 $ 315 $ 272
3.50%, 09/15/2053 2,668 1,969
Axtel SAB de CV
6.38%, 11/14/2024 325 277
CT Trust
5.13%, 02/03/2032
(g)
550 479
DKT Finance ApS
9.38%, 06/17/2023
(g)
200 200
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
400 326
Maxar Technologies Inc
7.75%, 06/15/2027
(g)
490 512
Telecom Italia Capital SA
6.38%, 11/15/2033 85 72
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
235 228
T-Mobile USA Inc
2.40%, 03/15/2029 910 792
2.55%, 02/15/2031 650 552
3.50%, 04/15/2025 715 694
3.50%, 04/15/2031 1,800 1,611
Verizon Communications Inc
2.55%, 03/21/2031 1,685 1,438
2.88%, 11/20/2050 220 150
4.27%, 01/15/2036 934 875
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
575 502
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
336 235
$ 11,184
Transportation - 0 .24%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 177
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 373 365
Union Pacific Corp
3.50%, 02/14/2053 880 711
XPO Escrow Sub LLC
7.50%, 11/15/2027
(g)
260 267
$ 1,529
Water - 0 .06%
Essential Utilities Inc
2.70%, 04/15/2030 400 347
TOTAL BONDS $ 306,771
SENIOR FLOATING RATE INTERESTS
- 0 .81%
Principal
Amount (000's) Value (000's)
Airlines - 0 .15%
AAdvantage Loyalty IP Ltd
9.56%, 04/20/2028
(o)
$ 510 $ 524
3 Month USD LIBOR + 4.75%
United Airlines Inc
8.57%, 04/21/2028
(o)
375 374
3 Month USD LIBOR + 3.75%
$ 898
Commercial Services - 0 .07%
Garda World Security Corp
8.93%, 10/30/2026
(o)
464 461
1 Month USD LIBOR + 4.25%
Computers - 0 .04%
Virtusa Corp
8.32%, 02/11/2028
(o)
268 265
1 Month USD LIBOR + 3.75%

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .10%
Russell Investments US Institutional Holdco Inc
8.07%, 05/30/2025
(o)
$ 657 $ 643
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
6.82%, 03/24/2025
(o)
120 118
3 Month USD LIBOR + 2.00%
Lodging - 0 .04%
Fertitta Entertainment LLC/NV
8.56%, 01/13/2029
(o)
254 251
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .11%
CSC Holdings LLC
6.96%, 04/15/2027
(o)
188 174
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
9.57%, 08/02/2027
(o)
530 520
1 Month USD LIBOR + 5.00%
$ 694
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
13.81%, 11/01/2025
(o)
47 50
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .07%
Valcour Packaging LLC
7.98%, 09/30/2028
(o)
506 417
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .12%
Bausch Health Cos Inc
9.83%, 01/27/2027
(o)
683 523
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
8.07%, 05/05/2028
(o)
241 241
1 Month USD LIBOR + 3.50%
$ 764
Retail - 0 .08%
IRB Holding Corp
7.32%, 02/05/2025
(o)
506 505
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,066
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 55 .83%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .51%
2.49%, 01/01/2034 $ 33 $ 33
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,368 1,288
3.00%, 02/01/2043 662 623
3.00%, 03/01/2043 278 261
4.00%, 02/01/2046 3,090 3,048
4.50%, 04/01/2031 297 303
4.50%, 04/01/2041 1,789 1,820
5.00%, 06/01/2031 212 217
5.50%, 05/01/2033 23 24
5.50%, 10/01/2033 32 32
5.50%, 12/01/2033 414 428
5.50%, 11/01/2036 339 349
5.50%, 04/01/2038 65 66
5.50%, 08/01/2038 166 175
6.00%, 07/01/2023 3 3
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 10 11
6.00%, 12/01/2032 10 10
6.00%, 02/01/2033 79 82
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 12/01/2033 $ 19 $ 20
6.00%, 10/01/2036 82 87
6.00%, 07/01/2038 368 384
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 1
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 33 35
6.50%, 10/01/2035 23 25
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 8 8
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 3 4
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 35 35
$ 9,389
Federal National Mortgage Association (FNMA) - 0 .24%
1.98%, 02/01/2036 3 3
1.00 x 12 Month USD LIBOR + 1.61%
2.04%, 04/01/2036 15 15
1.00 x 12 Month USD LIBOR + 1.54%
2.72%, 10/01/2034 20 20
1.00 x 6 Month USD LIBOR + 1.08%
2.84%, 01/01/2033 35 34
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
3.52%, 07/01/2033 263 267
1.00 x 12 Month USD LIBOR + 1.56%
3.84%, 04/01/2033 57 56
1.00 x 6 Month USD LIBOR + 2.26%
3.99%, 08/01/2035 62 62
1.00 x 12 Month USD LIBOR + 1.74%
5.00%, 07/01/2044 981 1,007
$ 1,464
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 25 .54%
1.50%, 12/01/2036 5,502 4,878
2.00%, 12/01/2035 1,594 1,452
2.00%, 03/01/2036 1,941 1,769
2.00%, 07/01/2050 2,289 1,935
2.00%, 01/01/2051 4,760 4,123
2.00%, 02/01/2051 9,627 8,279
2.00%, 03/01/2051 5,491 4,696
2.00%, 03/01/2051 4,204 3,622
2.00%, 11/01/2051 4,613 3,914
2.00%, 12/01/2051 1,549 1,331
2.00%, 12/01/2051 4,644 3,933
2.00%, 04/01/2052 5,857 4,966
2.00%, 05/01/2052 3,379 2,901
2.50%, 04/01/2028 817 781
2.50%, 06/01/2028 55 53
2.50%, 09/01/2029 196 187
2.50%, 06/01/2035 363 340
2.50%, 08/01/2035 1,726 1,622
2.50%, 05/01/2036 376 352
2.50%, 08/01/2050 3,111 2,759
2.50%, 07/01/2051 3,510 3,127
2.50%, 09/01/2051 4,469 3,993
2.50%, 09/01/2051 4,251 3,786
2.50%, 11/01/2051 2,102 1,868
2.50%, 01/01/2052 2,146 1,920
2.50%, 02/01/2052 5,082 4,455
2.50%, 02/01/2052 1,891 1,674
2.50%, 04/01/2052 3,573 3,148
2.50%, 04/01/2052 1,903 1,680

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2029 $ 38 $ 37
3.00%, 09/01/2032 78 76
3.00%, 02/01/2038
(p)
5,100 4,892
3.00%, 12/01/2040 113 106
3.00%, 04/01/2043 224 211
3.00%, 05/01/2043 406 382
3.00%, 08/01/2043 1,418 1,333
3.00%, 11/01/2046 2,746 2,546
3.00%, 03/01/2048 2,240 2,063
3.00%, 12/01/2048 65 60
3.00%, 07/01/2050 2,485 2,292
3.00%, 11/01/2050 847 787
3.00%, 07/01/2051 5,774 5,268
3.00%, 04/01/2052 3,533 3,250
3.50%, 02/01/2033 15 15
3.50%, 05/01/2034 818 800
3.50%, 02/01/2038
(p)
1,500 1,463
3.50%, 01/01/2041 88 85
3.50%, 01/01/2044 712 687
3.50%, 11/01/2044 1,456 1,402
3.50%, 04/01/2047 89 85
3.50%, 10/01/2047 36 35
3.50%, 11/01/2047 2,407 2,310
3.50%, 03/01/2048 20 19
3.50%, 03/01/2053
(p)
12,000 11,255
4.00%, 02/01/2031 104 104
4.00%, 03/01/2034 314 312
4.00%, 05/01/2047 2,692 2,645
4.00%, 06/01/2048 7 7
4.00%, 02/01/2053
(p)
10,200 9,849
4.50%, 04/01/2024 61 62
4.50%, 06/01/2044 356 359
4.50%, 02/01/2053
(p)
8,000 7,900
5.00%, 06/01/2048 684 703
5.00%, 02/01/2053
(p)
5,000 5,018
5.50%, 07/01/2033 43 44
5.50%, 09/01/2033 67 70
5.50%, 05/01/2040 88 89
5.50%, 02/01/2053
(p)
4,535 4,608
6.00%, 02/01/2038 62 64
6.00%, 05/01/2038 29 29
6.00%, 08/01/2038 134 137
6.00%, 08/01/2038 61 63
6.00%, 02/01/2053
(p)
5,000 5,135
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 2
6.50%, 07/01/2037 39 40
6.50%, 07/01/2037 140 146
6.50%, 12/01/2037 111 118
6.50%, 02/01/2038 208 221
6.50%, 09/01/2038 203 217
7.00%, 03/01/2032 13 13
7.50%, 08/01/2032 3 3
$ 158,964
Government National Mortgage Association (GNMA) - 7 .36%
2.00%, 08/20/2050 1,661 1,447
2.00%, 02/20/2051 5,403 4,695
2.00%, 07/20/2051 4,294 3,723
2.00%, 11/20/2051 1,375 1,191
2.50%, 06/20/2050 2,194 1,970
2.50%, 05/20/2051 2,471 2,209
2.50%, 09/20/2051 4,873 4,350
2.50%, 02/01/2053
(p)
2,825 2,518
3.00%, 06/20/2043 1,107 1,041
3.00%, 01/20/2045 411 387
3.00%, 06/20/2046 203 189
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 867 $ 811
3.00%, 11/20/2046 1,354 1,264
3.00%, 09/20/2051 4,790 4,420
3.00%, 02/01/2053
(p)
893 820
3.50%, 03/15/2042 548 531
3.50%, 04/15/2042 450 436
3.50%, 09/20/2044 54 51
3.50%, 09/20/2047 728 698
3.50%, 06/20/2048 868 831
3.50%, 02/01/2053
(p)
3,000 2,836
4.00%, 01/20/2048 1,850 1,850
4.00%, 02/01/2053
(p)
400 388
4.50%, 06/20/2025 401 398
4.50%, 09/15/2039 187 189
4.50%, 03/15/2040 746 757
4.50%, 02/01/2053
(p)
3,600 3,574
5.00%, 11/15/2033 696 721
5.00%, 06/15/2034 11 11
5.00%, 10/20/2039 51 53
5.00%, 07/20/2040 97 98
5.00%, 02/15/2042 523 542
5.50%, 10/15/2033 341 359
5.50%, 05/20/2035 27 28
5.50%, 02/15/2038 268 280
6.00%, 07/20/2028 10 10
6.00%, 11/20/2028 9 10
6.00%, 01/20/2029 10 10
6.00%, 07/20/2029 2 2
6.00%, 08/15/2031 13 14
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 6 6
6.00%, 02/15/2033 17 18
6.00%, 12/15/2033 11 11
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 6 6
6.50%, 12/15/2032 31 33
7.00%, 06/15/2031 4 5
7.00%, 06/15/2032 21 22
8.00%, 01/20/2031 2 2
$ 45,820
U.S. Treasury - 17 .20%
0.50%, 06/30/2027
(q)
6,500 5,671
1.25%, 07/31/2023 6,000 5,896
1.25%, 08/15/2031 11,250 9,440
1.38%, 11/15/2031 8,250 6,956
1.63%, 08/15/2029 1,800 1,603
1.75%, 08/15/2041 2,430 1,770
1.88%, 11/15/2051 1,300 892
2.00%, 08/15/2051 13,000 9,217
2.25%, 11/15/2027 7,000 6,578
2.25%, 02/15/2052 7,300 5,485
2.38%, 05/15/2027 18,000 17,073
2.63%, 12/31/2023 6,000 5,885
2.88%, 05/15/2032 5,500 5,238
3.00%, 11/15/2045 4,350 3,825
3.13%, 05/15/2048 9,915 8,941
3.88%, 08/15/2040
(r)
12,220 12,583
$ 107,053
U.S. Treasury Bill - 3 .98%
4.09%, 03/30/2023
(s)
9,725 9,656
4.46%, 05/18/2023
(s)
15,344 15,139
$ 24,795
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 347,485
Total Investments $ 680,978
Other Assets and Liabilities -  (9.41)% (58,573)
TOTAL NET ASSETS - 100.00% $ 622,405

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,535 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $90,603 or 14.56% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $501 or 0.08% of net assets.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,443 or 0.39% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,450 or 0.71% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,457 or 0.23% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38 .12%
Government 23 .28%
Financial 13 .15%
Consumer, Non-cyclical 6 .09%
Asset Backed Securities 5 .02%
Communications 3 .92%
Energy 3 .63%
Consumer, Cyclical 3 .51%
Industrial 3 .49%
Money Market Funds 2 .90%
Utilities 2 .71%
Technology 2 .51%
Basic Materials 1 .08%
Other Assets and Liabilities
( 9 .41 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 61,542 $ 46,003 $ 15,539
Principal Government Money Market Fund - Institutional Class 4.19% 27,887 56,639 84,526 —
$ 27,887 $ 118,181 $ 130,529 $ 15,539
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 84 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 114 — — —
$ 198 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2023 Long 5 $ 573 $ 10
US 10 Year Ultra Note; March 2023 Short 15 1,818 (40)
US 2 Year Note; March 2023 Short 22 4,524 (18)
US 5 Year Note; March 2023 Long 2 218 2
US Long Bond; March 2023 Long 93 12,078 323
Total $ 277
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 23,128 $ 1,471 $ (419) $ 1,052
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 10,256 (212) (185) (397)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 34,160 61 (965) (904)
Total $ 1,320 $ (1,569) $ (249)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12 .64 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .90%
Invesco Preferred ETF 263,867 $ 3,338
iShares Broad USD Investment Grade Corporate
Bond ETF
1,826,575 93,594
iShares Core U.S. Aggregate Bond ETF 200,825 20,127
iShares iBoxx $ Investment Grade Corporate
Bond ETF
20,000 2,218
iShares iBoxx High Yield Corporate Bond ETF 313,300 23,914
iShares MBS ETF 852,900 81,776
iShares Preferred & Income Securities ETF 1,500 50
Vanguard Intermediate-Term Corporate Bond ETF 310,400 25,077
$ 250,094
Money Market Funds - 4 .74%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
8,024,958 8,025
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
141,849,191 141,849
$ 149,874
TOTAL INVESTMENT COMPANIES $ 399,968
COMMON STOCKS - 2 .40 % Shares Held Value (000's)
Commercial Services - 0 .01%
Cengage Learning Holdings II Inc
(d)
34,465 $ 386
Distribution & Wholesale - 0 .75%
ATD New Holdings Inc
(d)
385,347 23,583
Iron & Steel - 0 .40%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 12,741
Mining - 0 .97%
Arctic Canadian Diamond Co Ltd
(d),(e)
6,589 1,661
Real Alloy Holding Inc
(d),(e)
362 29,066
$ 30,727
Miscellaneous Manufacturers - 0 .25%
Utex Industries
(d)
120,675 7,723
Utex Industries - Warrants
(d),(e)
53,725 6
$ 7,729
Oil & Gas - 0 .00%
SandRidge Energy Inc
(d)
286 4
Semiconductors - 0 .01%
Bright Bidco
(d),(f)
25,267 415
Software - 0 .01%
Skillsoft Corp
(d)
230,831 443
TOTAL COMMON STOCKS $ 76,028
PREFERRED STOCKS - 1 .30 % Shares Held Value (000's)
Banks - 0 .42%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 $ 3,300
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
32,867 821
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(g)
33,040 860
3 Month USD LIBOR + 3.89%
M&T Bank Corp 5.63%, 12/15/2026
(g)
1,324 34
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,486
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
32,261 840
Northern Trust Corp 4.70%, 01/01/2025
(g),(h)
6,727 154
Regions Financial Corp 5.70%, 05/15/2029
(g),(h)
37,100 923
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(g)
63,900 1,628
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(g)
6,591 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Valley National Bancorp 6.25%, 06/30/2025
(g)
119,410 2,972
3 Month USD LIBOR + 3.85%
$ 13,181
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .03%
Affiliated Managers Group Inc 4.75%,
09/30/2060
2,874 $ 57
Affiliated Managers Group Inc 5.88%,
03/30/2059
(h)
7,463 189
B Riley Financial Inc 6.75%, 05/31/2024 2,384 59
Capital One Financial Corp 4.80%, 06/01/2025
(g)
18,347 382
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,339 45
$ 732
Electric - 0 .34%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,620 1,174
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
974 24
3 Month USD LIBOR + 3.68%
CMS Energy Corp 4.20%, 07/15/2026
(g),(h)
5,253 104
CMS Energy Corp 5.88%, 03/01/2079 190,058 4,780
DTE Energy Co 4.38%, 12/01/2081 6,005 123
DTE Energy Co 5.25%, 12/01/2077
(h)
35,000 868
Duke Energy Corp 5.75%, 06/15/2024
(g)
6,332 163
Entergy Arkansas LLC 4.88%, 09/01/2066 1,961 46
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,004 2,757
Southern Co/The 5.25%, 12/01/2077 30,863 760
$ 10,799
Food - 0 .03%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(g),(i)
10,000 900
Insurance - 0 .09%
Equitable Holdings Inc 5.25%, 12/15/2024
(g),(h)
22,899 518
Prudential Financial Inc 5.95%, 09/01/2062 18,078 461
Voya Financial Inc 5.35%, 09/15/2029
(g),(h)
77,215 1,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,925
Pipelines - 0 .03%
Enbridge Inc 6.38%, 04/15/2078 37,405 936
3 Month USD LIBOR + 3.59%
REITs - 0 .34%
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(g)
10,173 152
Kimco Realty Corp 5.25%, 03/03/2023
(g)
6,409 152
Prologis Inc 8.54%, 11/13/2026
(g)
78,844 4,533
Public Storage 4.00%, 06/16/2026
(g)
80,000 1,534
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,541
Public Storage 4.63%, 06/17/2025
(g)
15,000 321
Public Storage 5.60%, 03/11/2024
(g)
38,030 969
Vornado Realty Trust 5.25%, 11/24/2025
(g)
83,855 1,524
$ 10,726
Savings & Loans - 0 .00%
New York Community Bancorp Inc 6.38%,
03/17/2027
(g)
1,363 34
3 Month USD LIBOR + 3.82%
Washington Federal Inc 4.88%, 04/15/2026
(g)
1,677 34
$ 68
Sovereign - 0 .02%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 693
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 40,960
BONDS - 68 .53%
Principal
Amount (000's) Value (000's)
Advertising - 0 .27%
Clear Channel Outdoor Holdings Inc
7.75%, 04/15/2028
(i)
$ 1,990 $ 1,693

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 1,350 $ 1,160
4.63%, 03/15/2030
(i)
2,250 1,933
5.00%, 08/15/2027
(i)
4,225 3,886
$ 8,672
Aerospace & Defense - 0 .50%
Boeing Co/The
2.20%, 02/04/2026 3,200 2,958
3.38%, 06/15/2046 934 668
5.81%, 05/01/2050 350 357
5.93%, 05/01/2060 1,878 1,919
General Dynamics Corp
4.25%, 04/01/2040 1,500 1,453
TransDigm Inc
4.63%, 01/15/2029 1,200 1,083
5.50%, 11/15/2027 5,850 5,587
7.50%, 03/15/2027 1,875 1,890
$ 15,915
Agriculture - 0 .16%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 460
5.80%, 02/14/2039 $ 1,450 1,397
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,534
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 668
$ 5,059
Airlines - 0 .19%
Air Canada
3.88%, 08/15/2026
(i)
2,425 2,243
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(i)
1,250 1,209
British Airways 2021-1 Class A Pass Through
Trust
2.90%, 09/15/2036
(i)
1,064 875
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,800 1,719
$ 6,046
Automobile Manufacturers - 0 .82%
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 213
5.13%, 01/19/2028
(i)
756 763
5.20%, 01/17/2025
(i)
833 837
Ford Motor Co
7.45%, 07/16/2031
(h)
1,390 1,491
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,677
3.82%, 11/02/2027 500 451
4.00%, 11/13/2030 5,450 4,759
4.13%, 08/17/2027 2,840 2,619
General Motors Co
5.40%, 10/15/2029 1,457 1,447
General Motors Financial Co Inc
2.70%, 06/10/2031 1,146 924
2.75%, 06/20/2025 2,048 1,933
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025
(i)
1,634 1,659
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 999
PACCAR Financial Corp
4.95%, 10/03/2025 $ 762 772
Stellantis NV
0.75%, 01/18/2029 EUR 500 451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 2,597 $ 2,311
5.45%, 11/10/2027 1,131 1,180
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027
(i)
1,616 1,577
$ 26,063
Automobile Parts & Equipment - 0 .38%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,103
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 5,530 4,152
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
7,135 5,298
Wheel Pros Inc
6.50%, 05/15/2029
(i)
3,470 1,387
$ 11,940
Banks - 16 .48%
ABN AMRO Bank NV
4.80%, 04/18/2026
(i)
2,800 2,728
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(j),(k)
2,600 2,622
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(j)
EUR 1,700 1,812
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(g),(j),(k)
$ 3,075 2,789
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(j),(k)
275 269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(j),(k)
2,000 1,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
1.72%, 09/14/2027
(j)
600 527
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.13%, 02/08/2028 EUR 1,300 1,276
2.25%, 10/04/2032
(j)
GBP 800 825
Generic Britain 5 Year Government Bond
+ 1.65%
3.89%, 05/24/2024 $ 2,400 2,365
4.75%, 11/12/2026
(g),(j),(k)
10,000 8,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.29%, 08/18/2027 1,000 1,004
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,231 2,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Hapoalim BM
3.26%, 01/21/2032
(i),(j),(k)
1,725 1,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
0.98%, 09/25/2025
(j)
2,162 2,016
Secured Overnight Financing Rate + 0.91%
1.78%, 05/04/2027
(j)
EUR 3,000 3,043
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(j)
$ 4,354 4,162
3 Month USD LIBOR + 0.87%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.68%, 06/19/2041
(j)
$ 1,525 $ 1,124
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(j)
1,985 1,597
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(j)
1,559 1,508
Secured Overnight Financing Rate + 1.33%
3.85%, 03/08/2037
(j)
3,033 2,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.08%, 04/23/2040
(j)
1,953 1,742
3 Month USD LIBOR + 1.32%
4.18%, 11/25/2027 2,971 2,917
4.38%, 01/27/2027
(g),(j)
4,000 3,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
842 814
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 1,850 2,000
6.13%, 04/27/2027
(g),(h),(j)
7,000 7,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
(g),(j)
10,200 10,319
3 Month USD LIBOR + 4.55%
Bank of Montreal
3.70%, 06/07/2025 1,582 1,545
5.20%, 02/01/2028
(h)
1,652 1,685
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(j)
5,588 5,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(g),(j)
6,100 5,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h),(j)
1,500 1,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037
(j)
2,641 2,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
8.63%, 10/27/2082
(j)
1,500 1,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,910 1,894
5.13%, 06/11/2030 2,049 1,988
Barclays PLC
3.56%, 09/23/2035
(j)
2,381 1,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 996
8.00%, 06/15/2024
(g),(j),(k)
9,500 9,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
1.32%, 01/13/2027
(i),(j)
632 567
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(i),(j)
700 622
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(i),(j)
900 707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
2.87%, 04/19/2032
(i),(j)
3,179 2,661
Secured Overnight Financing Rate + 1.39%
6.63%, 03/25/2024
(g),(i),(j),(k)
400 394
USD Swap Semi-Annual 5 Year + 4.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.38%, 08/19/2025
(g),(i),(j),(k)
$ 8,000 $ 8,048
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
3.12%, 10/19/2032
(i),(j)
1,800 1,431
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(i),(j)
1,200 850
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(j)
EUR 1,000 1,012
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,194
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 1,400 1,345
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(j)
$ 2,300 2,048
Secured Overnight Financing Rate + 0.77%
2.57%, 06/03/2031
(j)
573 486
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(j)
513 384
Secured Overnight Financing Rate + 1.38%
3.67%, 07/24/2028
(j)
993 941
3 Month USD LIBOR + 1.39%
3.79%, 03/17/2033
(j)
3,055 2,768
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(j)
11,500 10,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(j)
11,500 10,639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 3,130 3,071
5.61%, 09/29/2026
(j)
1,690 1,717
Secured Overnight Financing Rate + 1.55%
5.88%, 02/22/2033 2,908 3,041
Citizens Financial Group Inc
2.64%, 09/30/2032 4,534 3,528
5.65%, 10/06/2025
(g),(j)
2,100 2,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(i),(j)
5,262 4,695
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(i)
4,054 3,624
Secured Overnight Financing Rate + 1.78%
5.30%, 07/12/2028
(i)
2,481 2,533
7.88%, 01/23/2024
(g),(i),(j),(k)
2,000 1,998
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(g),(i),(j),(k)
6,800 7,009
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,350 1,247
7.50%, 02/15/2028 873 916
Credit Suisse Group AG
6.25%, 12/18/2024
(g),(i),(j),(k)
3,000 2,633
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(g),(i),(j),(k)
3,000 2,460
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
(g),(j),(k)
3,000 2,842
USD Swap Semi-Annual 5 Year + 4.60%
9.02%, 11/15/2033
(i),(j)
330 371
Secured Overnight Financing Rate + 5.02%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
0.98%, 09/10/2025
(i),(j)
$ 930 $ 857
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(j)
EUR 3,700 3,743
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
3.24%, 12/20/2025
(i),(j)
$ 1,899 1,806
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
(g),(j),(k)
3,000 2,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(g),(j),(k)
2,000 1,940
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.31%, 11/16/2027
(j)
1,036 916
Secured Overnight Financing Rate + 1.22%
6.72%, 01/18/2029
(j)
190 200
Secured Overnight Financing Rate + 3.18%
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
1,920 1,819
DNB Bank ASA
4.88%, 11/12/2024
(g),(j),(k)
5,000 4,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
8.25%, 03/01/2038 400 523
Fifth Third Bank NA
5.85%, 10/27/2025
(j)
768 780
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 3,825 3,875
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 1,000 804
1.54%, 09/10/2027
(j)
$ 1,962 1,732
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
1,653 1,353
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(j)
1,460 1,145
Secured Overnight Financing Rate + 1.51%
3.50%, 11/16/2026 2,312 2,221
4.22%, 05/01/2029
(j)
1,325 1,278
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(g),(j)
13,020 12,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 1,040
5.50%, 08/10/2024
(g),(j)
1,000 990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
5.70%, 11/01/2024 1,699 1,724
6.75%, 10/01/2037 4,048 4,536
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(g),(j)
5,300 6,652
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
0.73%, 08/17/2024
(j)
1,767 1,720
Secured Overnight Financing Rate + 0.53%
1.59%, 05/24/2027
(j)
868 769
Secured Overnight Financing Rate + 1.29%
2.25%, 11/22/2027
(j)
4,850 4,353
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 1,130
4.18%, 12/09/2025
(j)
$ 1,993 1,954
Secured Overnight Financing Rate + 1.51%
4.38%, 11/23/2026 1,500 1,477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
8.11%, 11/03/2033
(j)
$ 1,239 $ 1,421
Secured Overnight Financing Rate + 4.25%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(j)
5,085 4,766
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(h),(j)
5,000 4,911
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(j)
2,080 2,050
Secured Overnight Financing Rate + 1.65%
ING Groep NV
1.40%, 07/01/2026
(i),(j)
3,995 3,639
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(j)
EUR 2,600 2,668
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
6.50%, 04/16/2025
(g),(j),(k)
$ 2,500 2,444
USD Swap Semi-Annual 5 Year + 4.45%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
2,500 2,494
JPMorgan Chase & Co
0.65%, 09/16/2024
(j)
2,775 2,697
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(j)
EUR 2,900 2,900
3 Month Euro Interbank Offered Rate +
0.76%
2.01%, 03/13/2026
(j)
$ 5,866 5,518
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
3,303 2,862
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(j)
5,982 4,289
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(j)
722 599
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028
(j)
793 751
3 Month USD LIBOR + 1.38%
3.65%, 06/01/2026
(g),(j)
10,500 9,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.91%, 07/25/2033
(j)
1,252 1,247
Secured Overnight Financing Rate + 2.08%
5.72%, 09/14/2033
(j)
2,270 2,342
Secured Overnight Financing Rate + 2.58%
6.75%, 02/01/2024
(g),(j)
6,158 6,220
3 Month USD LIBOR + 3.78%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 1,155 1,210
KeyCorp Capital III
7.75%, 07/15/2029 795 861
Lloyds Banking Group PLC
7.50%, 06/27/2024
(g),(j),(k)
2,533 2,514
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(g),(j),(k)
300 297
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(g),(j)
3,000 2,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(g),(j)
2,585 2,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Manufacturers & Traders Trust Co
4.70%, 01/27/2028 $ 555 $ 554
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 267 253
4.79%, 07/18/2025
(j)
1,986 1,976
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.56%, 09/13/2025
(j)
930 886
Secured Overnight Financing Rate + 1.36%
2.56%, 09/13/2031 2,443 1,956
Morgan Stanley
1.16%, 10/21/2025 2,097 1,954
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(j)
2,971 2,651
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(j)
461 357
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,143
3.22%, 04/22/2042
(j)
$ 1,985 1,586
Secured Overnight Financing Rate + 1.49%
3.62%, 04/01/2031
(j)
545 501
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 4,338 4,205
4.68%, 07/17/2026
(j)
622 617
Secured Overnight Financing Rate + 1.67%
5.30%, 04/20/2037
(j)
1,879 1,822
Secured Overnight Financing Rate + 2.62%
6.34%, 10/18/2033
(j)
449 494
Secured Overnight Financing Rate + 2.56%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 1,450 1,353
National Bank of Canada
0.55%, 11/15/2024
(j)
1,887 1,819
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
NatWest Group PLC
1.64%, 06/14/2027
(j)
1,419 1,261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(j)
GBP 700 742
Generic Britain 5 Year Government Bond
+ 1.75%
3.03%, 11/28/2035
(j)
$ 4,411 3,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(j)
GBP 900 1,043
Generic Britain 5 Year Government Bond
+ 3.55%
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 968
5.38%, 09/22/2027
(h),(i)
$ 1,170 1,196
6.63%, 03/26/2026
(g),(h),(j),(k)
1,000 986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(g),(j)
5,000 4,262
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(g),(j)
2,000 1,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(g),(h),(j)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Regions Financial Corp
5.75%, 06/15/2025
(g),(j)
$ 2,425 $ 2,409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,901 2,229
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,882
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,400 1,298
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(i),(j)
3,000 2,659
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(i)
700 496
7.38%, 10/04/2023
(g),(i),(j),(k)
1,750 1,741
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(g),(i),(j),(k)
2,000 2,025
USD Swap Rate NY 5 Year + 5.87%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
4.75%, 01/14/2031
(g),(j),(k)
3,450 2,957
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
Sumitomo Mitsui Trust Bank Ltd
0.85%, 03/25/2024
(i)
2,587 2,464
SVB Financial Group
4.00%, 05/15/2026
(g),(j)
4,000 3,202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.25%, 11/15/2026
(g),(j)
2,000 1,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
4.35%, 04/29/2028
(j)
2,645 2,544
Secured Overnight Financing Rate + 1.71%
Swedbank AB
1.54%, 11/16/2026
(h),(i)
2,405 2,137
5.63%, 09/17/2024
(g),(j),(k)
1,000 970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
1,741 1,585
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.95%, 01/12/2027 4,519 4,110
3.22%, 07/25/2029
(j)
CAD 3,400 2,477
Canadian Dollar Offered Rate 3 Month +
1.25%
4.69%, 09/15/2027 $ 1,198 1,205
5.16%, 01/10/2028 4,385 4,474
8.13%, 10/31/2082
(j)
1,300 1,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.26%, 07/28/2026
(j)
1,236 1,222
Secured Overnight Financing Rate + 1.46%
4.80%, 09/01/2024
(g),(j)
12,275 11,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(g),(j)
1,000 990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(i)
2,000 1,876

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
1.49%, 08/10/2027
(i),(j)
$ 1,785 $ 1,572
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.75%, 05/12/2028
(i),(j)
1,913 1,881
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 02/12/2027
(g),(i),(j),(k)
2,000 1,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
5.13%, 07/29/2026
(g),(j),(k)
700 663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
(g),(j),(k)
3,000 2,975
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(j),(k)
5,000 5,036
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
1.20%, 01/20/2026
(j)
EUR 2,700 2,747
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(i),(j)
$ 700 612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
(g),(j),(k)
1,100 1,085
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
2.22%, 01/27/2028
(j)
1,106 1,011
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(j)
4,788 3,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
(g),(j)
26,700 23,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 493
2.39%, 06/02/2028
(j)
$ 198 179
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(j)
2,474 1,929
Secured Overnight Financing Rate + 2.53%
3.90%, 03/15/2026
(g),(j)
6,800 6,269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 6,962 6,884
4.61%, 04/25/2053
(j)
1,237 1,154
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 1,200 1,107
5.61%, 01/15/2044 1,157 1,201
Wells Fargo Bank NA
6.60%, 01/15/2038 600 692
Westpac Banking Corp
2.89%, 02/04/2030
(j)
3,197 2,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 4,002 3,397
$ 521,578
Beverages - 0 .75%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,000 991
4.90%, 02/01/2046 4,764 4,650
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,600 1,542
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 1,400 $ 1,297
4.60%, 04/15/2048 2,809 2,657
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(i)
1,450 1,392
Constellation Brands Inc
3.75%, 05/01/2050 650 525
4.35%, 05/09/2027 3,175 3,138
5.00%, 02/02/2026
(l)
433 433
JDE Peet's NV
0.80%, 09/24/2024
(i)
2,400 2,217
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 1,046
PepsiCo Inc
2.25%, 03/19/2025 1,681 1,611
3.60%, 02/18/2028 856 837
3.90%, 07/18/2032 973 951
4.00%, 03/05/2042 437 407
$ 23,694
Biotechnology - 0 .18%
Amgen Inc
2.80%, 08/15/2041 3,038 2,238
3.15%, 02/21/2040 672 526
4.88%, 03/01/2053 636 605
CSL Finance PLC
4.75%, 04/27/2052
(i)
801 780
Royalty Pharma PLC
2.15%, 09/02/2031 2,016 1,602
$ 5,751
Building Materials - 0 .30%
Carrier Global Corp
3.38%, 04/05/2040 1,761 1,419
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,650 3,511
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
3,510 3,141
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,700 1,552
$ 9,623
Chemicals - 0 .77%
Albemarle Corp
4.65%, 06/01/2027 1,548 1,537
5.65%, 06/01/2052 1,113 1,114
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
875 750
Braskem Idesa SAPI
7.45%, 11/15/2029 1,650 1,361
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
528 465
Cabot Corp
5.00%, 06/30/2032 1,104 1,076
Celanese US Holdings LLC
5.90%, 07/05/2024 1,360 1,368
CF Industries Inc
5.38%, 03/15/2044 1,985 1,906
Diamond BC BV
4.63%, 10/01/2029
(i)
1,325 1,115
DuPont de Nemours Inc
5.32%, 11/15/2038 500 517
Ecolab Inc
1.65%, 02/01/2027 1,250 1,128
2.70%, 12/15/2051 1,849 1,252
5.25%, 01/15/2028 1,619 1,682
Nutrien Ltd
5.95%, 11/07/2025 788 812

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
RPM International Inc
2.95%, 01/15/2032 $ 432 $ 356
4.55%, 03/01/2029 1,818 1,731
Sasol Financing USA LLC
5.50%, 03/18/2031 2,475 2,159
Westlake Corp
0.88%, 08/15/2024 1,000 936
3.13%, 08/15/2051 1,000 666
3.38%, 08/15/2061 1,559 1,012
Yara International ASA
7.38%, 11/14/2032
(i)
1,245 1,371
$ 24,314
Coal - 0 .06%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
2,275 2,002
Commercial Mortgage Backed Securities - 4 .86%
BANK 2017-BNK5
1.11%, 06/15/2060
(i),(m),(n)
42,403 1,788
BANK 2017-BNK9
1.46%, 11/15/2054
(i),(m),(n)
15,200 891
BANK 2018-BNK10
1.73%, 02/15/2061
(i),(m),(n)
31,334 2,306
BANK 2018-BNK12
1.41%, 05/15/2061
(i),(m),(n)
18,728 1,144
BANK 2018-BNK14
1.61%, 09/15/2060
(i),(m),(n)
11,466 816
BANK 2019-BNK16
1.83%, 02/15/2052
(i),(m),(n)
13,120 1,144
BANK 2019-BNK17
1.59%, 04/15/2052
(i),(m),(n)
11,541 898
BANK 2019-BNK19
1.03%, 08/15/2061
(i),(m),(n)
17,014 869
BANK 2019-BNK22
0.96%, 11/15/2062
(i),(m),(n)
18,082 933
BANK 2019-BNK23
1.01%, 12/15/2052
(i),(m),(n)
9,170 492
BANK 2019-BNK24
1.02%, 11/15/2062
(i),(m),(n)
26,932 1,477
BANK 2020-BNK25
0.92%, 01/15/2063
(i),(m),(n)
9,704 482
1.50%, 01/15/2063
(i),(m)
10,561 779
1.92%, 01/15/2063
(i),(n)
5,561 2,513
2.50%, 01/15/2063
(i)
1,550 989
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(m),(n)
7,000 627
1.66%, 06/15/2064
(i),(n)
3,301 1,322
1.66%, 06/15/2064
(i),(n)
3,707 1,586
BANK 2021-BNK36
2.50%, 09/15/2064
(i),(n)
2,600 1,533
2.50%, 09/15/2064
(i),(n)
2,250 1,210
BANK 2021-BNK38
0.72%, 12/15/2064
(i),(m),(n)
10,388 493
2.50%, 12/15/2064
(i)
2,750 1,616
BANK 2022-BNK40
0.89%, 03/15/2064
(i),(m),(n)
7,663 455
Barclays Commercial Mortgage Trust 2019-C3
1.77%, 05/15/2052
(i),(m),(n)
6,117 536
Barclays Commercial Mortgage Trust 2019-C4
1.15%, 08/15/2052
(i),(m),(n)
13,091 767
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(i),(m),(n)
14,866 1,009
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(i),(m),(n)
7,424 495
Benchmark 2018-B1 Mortgage Trust
1.20%, 01/15/2051
(i),(m),(n)
12,667 633
1.45%, 01/15/2051
(i),(m),(n)
30,260 1,723
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(i),(m),(n)
$ 5,520 $ 333
Benchmark 2018-B5 Mortgage Trust
3.11%, 07/15/2051
(i),(n)
4,500 3,228
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(i),(m),(n)
37,790 2,504
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(i),(m),(n)
16,962 1,495
3.00%, 05/15/2053
(i)
5,000 3,532
Benchmark 2018-B8 Mortgage Trust
1.85%, 01/15/2052
(i),(m),(n)
6,900 602
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(i),(m),(n)
12,985 1,191
Benchmark 2019-B11 Mortgage Trust
1.49%, 05/15/2052
(i),(m),(n)
13,924 1,019
Benchmark 2019-B12 Mortgage Trust
1.11%, 08/15/2052
(i),(m),(n)
13,870 771
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(i),(m),(n)
6,500 319
1.50%, 08/15/2057
(i),(m),(n)
4,000 308
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(i),(m),(n)
14,908 1,017
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(i),(m),(n)
24,552 1,268
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(i),(m),(n)
11,550 1,088
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(i),(m),(n)
7,615 455
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(i),(m),(n)
12,580 935
Benchmark 2021-B23 Mortgage Trust
2.00%, 02/15/2054
(i)
3,000 1,729
Benchmark 2021-B27 Mortgage Trust
2.00%, 07/15/2054
(i)
5,000 2,831
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(i),(m),(n)
15,995 1,201
2.25%, 12/15/2054
(i)
2,500 1,388
Benchmark 2022-B32 Mortgage Trust
1.52%, 01/15/2055
(i),(m),(n)
13,067 1,237
Benchmark 2022-B33 Mortgage Trust
1.62%, 03/15/2055
(i),(m),(n)
10,960 1,137
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(i),(m),(n)
7,270 874
Cantor Commercial Real Estate Lending
2019-CF2
1.44%, 11/15/2052
(i),(m),(n)
10,105 736
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(i),(m),(n)
11,514 687
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(i),(m),(n)
20,444 1,551
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(i),(m),(n)
13,247 771
Citigroup Commercial Mortgage Trust 2018-C5
3.34%, 06/10/2051
(i),(n)
1,000 697
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(i),(m),(n)
15,766 1,014
Citigroup Commercial Mortgage Trust
2019-GC41
0.84%, 08/10/2056
(i),(m),(n)
13,007 574
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(i),(m),(n)
11,280 381
0.62%, 11/10/2052
(i),(m),(n)
2,528 82
0.62%, 11/10/2052
(i),(m),(n)
1,750 56
3.00%, 11/10/2052
(i)
5,000 3,266
3.00%, 11/10/2052
(i)
1,750 808

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(i),(m),(n)
$ 21,133 $ 1,248
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(i)
13,993 8,792
5.35%, 05/15/2045
(i),(n)
5,889 4,312
COMM 2012-CCRE4 Mortgage Trust
4.37%, 10/15/2045
(i),(n)
1,536 109
COMM 2012-CCRE5 Mortgage Trust
4.42%, 12/10/2045
(i),(n)
7,500 6,009
COMM 2013-CCRE6 Mortgage Trust
0.92%, 03/10/2046
(m),(n)
6,966 —
4.04%, 03/10/2046
(i),(n)
10,215 7,661
4.04%, 03/10/2046
(i),(n)
13,750 9,487
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(m),(n)
44,717 163
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(m),(n)
15,800 1,109
COMM 2019-GC44 Mortgage Trust
1.02%, 08/15/2057
(i),(m),(n)
5,500 309
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(i),(m),(n)
8,985 573
CSAIL 2019-C15 Commercial Mortgage Trust
1.98%, 03/15/2052
(i),(m),(n)
3,981 373
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(i),(m),(n)
9,496 704
Freddie Mac Multifamily Structured Pass
Through Certificates
1.50%, 01/25/2043
(m),(n)
79,054 1,861
1.63%, 06/25/2041
(m),(n)
17,292 52
1.65%, 10/25/2041
(m),(n)
43,000 285
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(i),(m),(n)
8,017 530
GS Mortgage Securities Trust 2013-GCJ14
4.70%, 08/10/2046
(i),(n)
2,500 1,807
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(i),(m),(n)
29,811 557
GS Mortgage Securities Trust 2018-GS9
1.35%, 03/10/2051
(i),(m),(n)
8,353 473
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(i),(m),(n)
16,500 966
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(i),(m),(n)
21,600 1,164
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(i),(m),(n)
25,009 931
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,019 2,889
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 566 538
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(i),(m),(n)
54,005 496
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(i),(m),(n)
42,377 429
JPMCC Commercial Mortgage Securities Trust
2019-COR4
2.01%, 03/10/2052
(i),(m),(n)
18,869 1,804
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(i),(m),(n)
8,500 747
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.40%, 08/15/2046
(n)
2,600 2,442
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.38%, 02/15/2048
(i),(m),(n)
$ 41,500 $ 924
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.27%, 11/15/2049
(i),(m),(n)
21,213 805
Morgan Stanley Capital I Trust 2018-H3
1.86%, 07/15/2051
(i),(m),(n)
7,682 601
Morgan Stanley Capital I Trust 2019-H6
1.57%, 06/15/2052
(i),(m),(n)
4,693 378
3.00%, 06/15/2052
(i)
2,122 1,458
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(i),(m),(n)
15,090 907
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(i),(m),(n)
13,626 879
2.50%, 02/15/2053
(i)
3,000 1,913
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(i),(m),(n)
12,767 1,159
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(i),(m),(n)
11,574 876
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 243
Wells Fargo Commercial Mortgage Trust
2017-C40
4.31%, 10/15/2050
(n)
5,000 4,347
Wells Fargo Commercial Mortgage Trust
2017-C42
1.56%, 12/15/2050
(i),(m),(n)
20,343 1,265
Wells Fargo Commercial Mortgage Trust
2018-C43
1.58%, 03/15/2051
(i),(m),(n)
6,614 433
Wells Fargo Commercial Mortgage Trust
2018-C44
1.82%, 05/15/2051
(i),(m),(n)
8,022 608
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(i),(m),(n)
2,647 222
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(i),(m),(n)
14,133 1,232
Wells Fargo Commercial Mortgage Trust
2019-C49
2.13%, 03/15/2052
(i),(m),(n)
4,336 438
3.00%, 03/15/2052
(i)
2,500 1,635
Wells Fargo Commercial Mortgage Trust
2019-C53
1.43%, 10/15/2052
(i),(m),(n)
8,777 664
Wells Fargo Commercial Mortgage Trust
2019-C54
1.36%, 12/15/2052
(i),(m),(n)
6,363 464
Wells Fargo Commercial Mortgage Trust
2021-C61
1.39%, 11/15/2054
(i),(m),(n)
9,132 821
$ 153,703
Commercial Services - 0 .91%
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,786
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,893
Ford Foundation/The
2.82%, 06/01/2070 1,905 1,243
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(h),(i)
1,325 962
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 3,814

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Quanta Services Inc
3.05%, 10/01/2041 $ 993 $ 706
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(h),(i)
4,575 3,889
S&P Global Inc
2.70%, 03/01/2029
(i)
1,874 1,698
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 6,387
Triton Container International Ltd
2.05%, 04/15/2026
(i)
3,964 3,513
3.15%, 06/15/2031
(i)
2,415 1,942
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
1,125 979
$ 28,812
Computers - 0 .82%
Apple Inc
1.40%, 08/05/2028 2,918 2,530
2.65%, 05/11/2050 1,143 812
2.70%, 08/05/2051 2,243 1,595
3.00%, 06/20/2027 4,235 4,059
3.60%, 07/31/2042 GBP 850 961
3.95%, 08/08/2052 $ 978 878
4.10%, 08/08/2062 1,072 959
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
1,903 1,370
5.25%, 02/01/2028 756 762
5.30%, 10/01/2029 2,100 2,120
8.10%, 07/15/2036 1,488 1,742
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 4,357 3,973
International Business Machines Corp
5.60%, 11/30/2039 800 855
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,919
Leidos Inc
4.38%, 05/15/2030 1,408 1,329
$ 25,864
Cosmetics & Personal Care - 0 .17%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 1,160 1,116
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032 460 421
4.00%, 03/24/2052 1,595 1,334
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 173
Procter & Gamble Co/The
3.95%, 01/26/2028
(h)
2,215 2,211
$ 5,255
Diversified Financial Services - 2 .84%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 3,300 3,360
Air Lease Corp
2.88%, 01/15/2026 3,884 3,644
Ally Financial Inc
4.70%, 05/15/2026
(g),(j)
1,800 1,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
American Express Co
3.55%, 09/15/2026
(g),(j)
10,000 8,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Bread Financial Holdings Inc
4.75%, 12/15/2024
(i)
4,625 4,197
7.00%, 01/15/2026
(h),(i)
1,075 989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
3.75%, 07/28/2026 $ 800 $ 765
3.95%, 09/01/2026
(g),(j)
500 434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 685
Charles Schwab Corp/The
4.00%, 06/01/2026
(g),(j)
7,800 7,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
900 824
Discover Financial Services
6.13%, 06/23/2025
(g),(j)
3,000 2,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(i)
1,500 1,081
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 385
4.95%, 06/15/2052 1,457 1,424
5.20%, 06/15/2062 1,210 1,191
Mastercard Inc
3.35%, 03/26/2030 1,375 1,301
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
1,850 1,616
NFP Corp
4.88%, 08/15/2028
(i)
1,700 1,484
6.88%, 08/15/2028
(i)
15,123 13,077
OneMain Finance Corp
4.00%, 09/15/2030 2,100 1,675
6.63%, 01/15/2028 5,100 4,969
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,921
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,676
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.88%, 03/01/2031
(i)
1,825 1,486
4.00%, 10/15/2033
(i)
425 337
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 1,800 1,759
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(i)
BRL 12,338 2,090
Synchrony Financial
4.50%, 07/23/2025 $ 7,703 7,496
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(i)
1,250 49
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
2,450 2,292
USAA Capital Corp
3.38%, 05/01/2025
(h),(i)
2,113 2,051
Visa Inc
4.30%, 12/14/2045 1,200 1,163
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(i)
900 794
$ 89,704
Electric - 3 .38%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
3,388 2,528
AEP Transmission Co LLC
3.65%, 04/01/2050 393 323

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
AES Corp/The
2.45%, 01/15/2031 $ 829 $ 685
Ameren Illinois Co
5.90%, 12/01/2052 266 309
American Electric Power Co Inc
5.75%, 11/01/2027 627 654
Avangrid Inc
3.20%, 04/15/2025 4,387 4,218
CMS Energy Corp
3.75%, 12/01/2050
(j)
898 733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
1,370 1,246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.15%, 01/19/2032
(i)
966 831
Comision Federal de Electricidad
5.00%, 09/29/2036 1,496 1,277
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 3,000 2,563
3.60%, 06/15/2061 838 652
3.95%, 04/01/2050 1,168 1,000
6.15%, 11/15/2052 489 568
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,278
4.65%, 12/15/2024
(g),(j)
15,974 14,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(j)
591 570
3 Month USD LIBOR + 3.06%
Dominion Energy South Carolina Inc
5.10%, 06/01/2065 950 958
DTE Electric Co
3.95%, 03/01/2049 1,634 1,422
Duke Energy Carolinas LLC
3.55%, 03/15/2052 730 590
Duke Energy Corp
3.25%, 01/15/2082
(j)
2,000 1,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
3.75%, 09/01/2046 600 476
4.88%, 09/16/2024
(g),(j)
11,350 10,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Duke Energy Florida LLC
5.95%, 11/15/2052 611 692
E.ON SE
0.38%, 09/29/2027 EUR 800 770
EDP Finance BV
6.30%, 10/11/2027
(i)
$ 755 792
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
1,725 1,551
Emera US Finance LP
4.75%, 06/15/2046 3,185 2,678
Enel Finance International NV
3.50%, 04/06/2028
(i)
1,147 1,050
4.75%, 05/25/2047
(i)
683 582
7.75%, 10/14/2052
(i)
1,120 1,333
Enel SpA
8.75%, 09/24/2073
(i),(j)
2,500 2,517
USD Swap Semi-Annual 5 Year + 5.88%
Engie Energia Chile SA
3.40%, 01/28/2030
(i)
1,248 1,045
Entergy Louisiana LLC
4.75%, 09/15/2052 455 439
Entergy Mississippi LLC
3.50%, 06/01/2051 611 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Texas Inc
4.50%, 03/30/2039 $ 2,707 $ 2,514
5.00%, 09/15/2052 456 455
Evergy Missouri West Inc
5.15%, 12/15/2027
(i)
544 553
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
2,259 1,964
Fortis Inc/Canada
3.06%, 10/04/2026 964 905
Georgia Power Co
3.25%, 03/15/2051 1,767 1,302
Interstate Power and Light Co
3.50%, 09/30/2049 1,182 905
ITC Holdings Corp
4.95%, 09/22/2027
(i)
1,764 1,783
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
829 656
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 455 431
2.85%, 01/27/2025 3,224 3,109
4.15%, 12/15/2032 13 12
4.75%, 04/30/2043
(j)
1,551 1,489
3 Month USD LIBOR + 2.91%
4.80%, 03/15/2028 1,259 1,271
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,288
OmGrid Funding Ltd
5.20%, 05/16/2027 1,200 1,173
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 1,295 1,267
Pacific Gas and Electric Co
3.95%, 12/01/2047 554 402
4.30%, 03/15/2045 2,761 2,104
4.95%, 06/08/2025 1,123 1,112
Public Service Co of Colorado
2.70%, 01/15/2051 2,717 1,881
3.70%, 06/15/2028 1,157 1,124
4.10%, 06/15/2048 1,464 1,295
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,440 1,190
Southern California Edison Co
1.10%, 04/01/2024 4,559 4,355
5.85%, 11/01/2027 1,081 1,138
Southern Co/The
3.75%, 09/15/2051
(j)
3,500 3,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
1,032 1,021
Union Electric Co
3.90%, 04/01/2052 888 766
$ 106,786
Electronics - 0 .25%
Agilent Technologies Inc
2.30%, 03/12/2031 1,854 1,555
Allegion US Holding Co Inc
5.41%, 07/01/2032 867 882
Flex Ltd
6.00%, 01/15/2028 537 558
Honeywell International Inc
2.80%, 06/01/2050
(h)
1,600 1,238
4.95%, 02/15/2028 1,379 1,433
Trimble Inc
4.90%, 06/15/2028 746 736
Vontier Corp
2.95%, 04/01/2031 1,956 1,515
$ 7,917

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0 .13%
Energo-Pro AS
8.50%, 02/04/2027
(i)
$ 2,500 $ 2,375
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(i)
1,950 1,820
$ 4,195
Entertainment - 0 .90%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
2,825 2,415
7.00%, 02/15/2030
(i),(l)
4,500 4,579
8.13%, 07/01/2027
(i)
1,025 1,040
Cinemark USA Inc
5.25%, 07/15/2028
(i)
4,675 3,832
5.88%, 03/15/2026
(i)
2,500 2,245
8.75%, 05/01/2025
(i)
250 255
Everi Holdings Inc
5.00%, 07/15/2029
(i)
2,725 2,466
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,405
6.50%, 05/15/2027
(i)
2,600 2,614
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,731
Warnermedia Holdings Inc
3.64%, 03/15/2025
(i)
1,091 1,052
5.05%, 03/15/2042
(i)
1,064 908
5.14%, 03/15/2052
(i)
661 549
5.39%, 03/15/2062
(i)
1,758 1,463
$ 28,554
Environmental Control - 0 .49%
Covanta Holding Corp
4.88%, 12/01/2029
(i)
4,125 3,604
5.00%, 09/01/2030 175 149
GFL Environmental Inc
4.00%, 08/01/2028
(i)
300 266
4.38%, 08/15/2029
(i)
5,350 4,745
4.75%, 06/15/2029
(i)
2,375 2,144
Madison IAQ LLC
5.88%, 06/30/2029
(i)
2,390 1,896
Waste Connections Inc
2.20%, 01/15/2032 2,264 1,877
4.25%, 12/01/2028 803 790
$ 15,471
Food - 1 .00%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 884
4.88%, 02/15/2030
(i)
600 552
Conagra Brands Inc
7.00%, 10/01/2028 1,312 1,433
General Mills Inc
5.24%, 11/18/2025 752 756
Hormel Foods Corp
0.65%, 06/03/2024 1,913 1,814
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(i)
2,000 1,717
Kraft Heinz Foods Co
4.38%, 06/01/2046 2,716 2,372
4.88%, 10/01/2049 825 772
Nestle Holdings Inc
3.50%, 09/24/2025
(i)
2,519 2,467
Performance Food Group Inc
4.25%, 08/01/2029
(i)
2,600 2,320
5.50%, 10/15/2027
(i)
4,950 4,764
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.50%, 09/15/2031
(i)
$ 3,150 $ 2,717
4.63%, 04/15/2030
(i)
400 352
5.50%, 12/15/2029
(i)
1,050 974
Sysco Corp
4.45%, 03/15/2048 3,133 2,776
4.50%, 04/01/2046 1,732 1,545
5.95%, 04/01/2030 198 212
6.60%, 04/01/2050 816 946
US Foods Inc
4.63%, 06/01/2030
(i)
100 89
4.75%, 02/15/2029
(i)
2,493 2,280
$ 31,742
Food Service - 0 .13%
Aramark Services Inc
5.00%, 02/01/2028
(i)
4,385 4,133
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
4,385 3,906
Suzano Austria GmbH
3.13%, 01/15/2032 1,323 1,052
3.75%, 01/15/2031 650 556
5.00%, 01/15/2030 3,050 2,906
$ 8,420
Gas - 0 .19%
Atmos Energy Corp
5.75%, 10/15/2052 1,320 1,484
NiSource Inc
5.65%, 06/15/2023
(g),(j)
4,700 4,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 6,043
Hand & Machine Tools - 0 .15%
Stanley Black & Decker Inc
2.30%, 02/24/2025 2,350 2,237
4.00%, 03/15/2060
(j)
2,863 2,523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 4,760
Healthcare - Products - 0 .41%
Alcon Finance Corp
5.75%, 12/06/2052
(i)
801 867
Garden Spinco Corp
8.63%, 07/20/2030
(i)
2,360 2,525
GE HealthCare Technologies Inc
5.65%, 11/15/2027
(i)
3,679 3,812
Medline Borrower LP
5.25%, 10/01/2029
(i)
1,125 942
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 2,351 1,840
Stryker Corp
1.95%, 06/15/2030 2,200 1,854
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,077
$ 12,917
Healthcare - Services - 1 .44%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
1,425 1,332
5.50%, 07/01/2028
(i)
1,580 1,522
Cano Health LLC
6.25%, 10/01/2028
(i)
5,910 3,768
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(i)
1,012 836
Elevance Health Inc
2.88%, 09/15/2029 1,214 1,096
3.65%, 12/01/2027 1,400 1,350
6.10%, 10/15/2052 626 712

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 $ 2,057
HCA Inc
3.50%, 09/01/2030 $ 1,427 1,279
3.50%, 07/15/2051 1,736 1,217
4.63%, 03/15/2052
(i)
1,932 1,630
5.88%, 02/15/2026 690 702
Humana Inc
1.35%, 02/03/2027 4,666 4,109
5.88%, 03/01/2033 540 578
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(i)
975 853
Radiology Partners Inc
9.25%, 02/01/2028
(i)
2,810 1,700
Roche Holdings Inc
2.13%, 03/10/2025
(i)
4,357 4,160
RP Escrow Issuer LLC
5.25%, 12/15/2025
(i)
2,100 1,714
Surgery Center Holdings Inc
10.00%, 04/15/2027
(i)
2,183 2,227
Tenet Healthcare Corp
4.63%, 06/15/2028 100 93
5.13%, 11/01/2027 200 192
6.13%, 10/01/2028 5,225 4,886
UnitedHealth Group Inc
1.25%, 01/15/2026 2,488 2,292
4.95%, 05/15/2062 612 616
5.15%, 10/15/2025 1,471 1,500
5.25%, 02/15/2028 1,126 1,174
6.05%, 02/15/2063 1,131 1,323
6.88%, 02/15/2038 550 672
$ 45,590
Housewares - 0 .05%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
1,221 1,108
Newell Brands Inc
5.63%, 04/01/2036 575 512
$ 1,620
Insurance - 3 .82%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 747
7.00%, 11/15/2025
(i)
9,082 8,640
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
3,225 2,956
Americo Life Inc
3.45%, 04/15/2031
(i)
768 606
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,627
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(j)
3,000 2,940
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 1,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(i)
9,612 9,452
Athene Global Funding
1.73%, 10/02/2026
(i)
2,671 2,333
Athene Holding Ltd
3.45%, 05/15/2052 1,383 930
AXA SA
3.38%, 07/06/2047
(j)
EUR 2,400 2,465
3 Month Euro Interbank Offered Rate +
3.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 700 $ 581
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 1,475
Brighthouse Financial Global Funding
0.60%, 06/28/2023
(i)
$ 1,502 1,475
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(g),(j)
EUR 400 441
3 Month Euro Interbank Offered Rate +
5.77%
Enstar Group Ltd
3.10%, 09/01/2031 $ 1,732 1,338
4.95%, 06/01/2029 2,764 2,601
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
2,312 2,047
F&G Annuities & Life Inc
7.40%, 01/13/2028
(i)
1,653 1,694
F&G Global Funding
0.90%, 09/20/2024
(i)
1,772 1,638
2.30%, 04/11/2027
(i)
1,496 1,340
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
3,362 2,192
7.80%, 03/07/2087
(i)
7,361 8,196
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
946 1,078
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
650 498
MetLife Inc
3.85%, 09/15/2025
(g),(j)
5,900 5,615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(i)
8,000 9,660
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,238
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(i),(j)
2,600 2,655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
New York Life Global Funding
1.85%, 08/01/2031
(i)
3,000 2,462
4.85%, 01/09/2028
(i)
1,079 1,099
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(j)
5,000 4,945
USD Swap Semi-Annual 5 Year + 3.65%
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,709
Prudential Financial Inc
5.63%, 06/15/2043
(j)
1,893 1,884
3 Month USD LIBOR + 3.92%
5.70%, 09/15/2048
(j)
457 444
3 Month USD LIBOR + 2.67%
Prudential PLC
3.13%, 04/14/2030 657 596
SBL Holdings Inc
5.00%, 02/18/2031
(i)
1,525 1,268
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
1,343 1,269
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(h),(i),(j)
6,985 6,989
3 Month USD LIBOR + 4.44%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Talanx AG
2.25%, 12/05/2047
(j)
EUR 2,000 $ 1,908
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(g),(j)
$ 1,500 1,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Willis North America Inc
4.65%, 06/15/2027 2,644 2,617
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
10,000 7,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 120,960
Internet - 0 .68%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 800 699
Alphabet Inc
2.00%, 08/15/2026 900 838
Amazon.com Inc
3.30%, 04/13/2027 1,360 1,315
4.10%, 04/13/2062 2,773 2,434
4.65%, 12/01/2029 941 958
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,717
Baidu Inc
2.38%, 10/09/2030 900 749
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,166
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
2,475 2,104
5.63%, 09/15/2028
(i)
1,700 1,305
Expedia Group Inc
2.95%, 03/15/2031 712 599
Gen Digital Inc
7.13%, 09/30/2030
(i)
1,300 1,320
Meta Platforms Inc
4.45%, 08/15/2052 811 708
4.65%, 08/15/2062 848 743
Prosus NV
3.68%, 01/21/2030 2,600 2,245
Rakuten Group Inc
4.25%, 04/22/2027
(g),(j)
EUR 700 538
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.74%
Tencent Holdings Ltd
3.93%, 01/19/2038 $ 1,725 1,478
3.98%, 04/11/2029 700 663
$ 21,579
Investment Companies - 0 .10%
Gaci First Investment Co
5.38%, 10/13/2122 1,725 1,653
JAB Holdings BV
4.50%, 04/08/2052
(i)
820 611
Temasek Financial I Ltd
2.75%, 08/02/2061
(i)
1,248 868
$ 3,132
Iron & Steel - 2 .55%
ArcelorMittal SA
6.55%, 11/29/2027 1,846 1,928
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(i)
13,822 13,423
CSN Inova Ventures
6.75%, 01/28/2028 1,725 1,723
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Material Sciences Corp
10.93%, PIK 10.93%; 01/09/2024
(e),(f),(n),(o)
$ 18,905 $ 18,905
Nucor Corp
3.13%, 04/01/2032 693 617
4.30%, 05/23/2027 1,217 1,205
Specialty Steel
15.14%, 11/15/2026
(e),(f)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 1,600 1,432
$ 80,797
Leisure Products & Services - 0 .11%
Carnival Corp
5.75%, 03/01/2027
(i)
3,550 2,947
7.63%, 03/01/2026
(i)
600 546
$ 3,493
Lodging - 0 .47%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
2,200 1,980
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(i)
825 693
Marriott International Inc/MD
2.85%, 04/15/2031 3,238 2,756
3.50%, 10/15/2032 2,766 2,444
Melco Resorts Finance Ltd
5.63%, 07/17/2027 800 728
5.75%, 07/21/2028 750 672
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,150 5,184
Studio City Finance Ltd
5.00%, 01/15/2029 450 365
$ 14,822
Machinery - Construction & Mining - 0 .24%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 2,677 2,503
1.70%, 01/08/2027
(h)
1,676 1,538
3.60%, 08/12/2027
(h)
1,095 1,068
4.80%, 01/06/2026 1,295 1,312
Komatsu Finance America Inc
5.50%, 10/06/2027
(i)
1,174 1,221
$ 7,642
Machinery - Diversified - 0 .65%
CNH Industrial Capital LLC
1.88%, 01/15/2026 327 303
5.45%, 10/14/2025 544 553
John Deere Capital Corp
1.30%, 10/13/2026 1,055 946
3.40%, 06/06/2025 3,345 3,265
4.75%, 01/20/2028 1,619 1,653
JPW Industries Holding Corp
9.00%, 10/01/2024
(h),(i)
3,600 3,213
nVent Finance Sarl
2.75%, 11/15/2031 939 766
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,300 9,743
$ 20,442
Media - 1 .87%
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
2,425 2,020
4.25%, 01/15/2034
(i)
1,950 1,520
4.50%, 05/01/2032 675 559
4.75%, 03/01/2030
(i)
750 655
5.38%, 06/01/2029
(i)
1,575 1,457
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 2,032 1,428
3.70%, 04/01/2051 500 332
3.85%, 04/01/2061 2,127 1,349

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
4.80%, 03/01/2050 $ 1,580 $ 1,244
5.38%, 04/01/2038 257 230
6.48%, 10/23/2045 1,000 984
Comcast Corp
2.94%, 11/01/2056 441 301
4.15%, 10/15/2028 2,387 2,365
4.60%, 10/15/2038 1,622 1,592
5.25%, 11/07/2025 563 575
CSC Holdings LLC
4.13%, 12/01/2030
(i)
750 555
4.63%, 12/01/2030
(i)
3,151 1,863
5.25%, 06/01/2024 800 783
7.50%, 04/01/2028
(i)
625 457
Discovery Communications LLC
5.30%, 05/15/2049 1,985 1,679
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
414 390
Nexstar Media Inc
5.63%, 07/15/2027
(i)
2,150 2,048
Paramount Global
4.38%, 03/15/2043 5,063 3,736
5.85%, 09/01/2043 441 392
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(i)
1,945 1,013
Scripps Escrow II Inc
5.38%, 01/15/2031
(h),(i)
2,490 2,010
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
1,175 969
4.13%, 07/01/2030
(i)
500 429
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,688
Time Warner Cable LLC
6.55%, 05/01/2037 2,474 2,529
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,211
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
850 804
$ 59,167
Mining - 1 .30%
Arconic Corp
6.13%, 02/15/2028
(i)
6,250 6,005
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 8,396
Constellium SE
3.75%, 04/15/2029
(h),(i)
1,275 1,084
5.63%, 06/15/2028
(i)
775 735
5.88%, 02/15/2026
(i)
275 272
Corp Nacional del Cobre de Chile
5.13%, 02/02/2033
(i),(l)
498 499
Newmont Corp
4.88%, 03/15/2042 650 640
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
425 359
4.75%, 01/30/2030
(i)
1,214 1,099
Real Alloy Holding Inc
14.73%, 05/31/2025
(e),(f),(n)
17,944 17,944
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
2,489 2,241
Stillwater Mining Co
4.50%, 11/16/2029 2,250 1,928
$ 41,202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .24%
3M Co
4.00%, 09/14/2048
(h)
$ 1,000 $ 838
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 911
Parker-Hannifin Corp
4.25%, 09/15/2027 1,431 1,415
Siemens Financieringsmaatschappij NV
0.25%, 06/05/2024 EUR 1,000 1,046
3.25%, 05/27/2025
(i)
$ 3,549 3,451
$ 7,661
Oil & Gas - 2 .85%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,311
3.00%, 02/24/2050 2,340 1,708
3.54%, 04/06/2027 3,951 3,836
BP Capital Markets PLC
4.88%, 03/22/2030
(g),(j)
10,960 10,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(h),(i)
1,100 1,064
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
1,025 1,011
Chevron Corp
1.55%, 05/11/2025 1,538 1,448
Chevron USA Inc
4.20%, 10/15/2049 667 593
CNX Resources Corp
7.38%, 01/15/2031
(h),(i)
1,550 1,507
Comstock Resources Inc
5.88%, 01/15/2030
(i)
5,125 4,395
6.75%, 03/01/2029
(i)
525 484
ConocoPhillips Co
2.40%, 03/07/2025 2,600 2,489
Diamondback Energy Inc
4.40%, 03/24/2051 1,653 1,371
6.25%, 03/15/2053 1,789 1,871
Ecopetrol SA
6.88%, 04/29/2030 1,725 1,617
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
3,075 2,775
Energean PLC
6.50%, 04/30/2027 1,000 936
EQT Corp
3.63%, 05/15/2031
(h),(i)
3,541 3,099
Exxon Mobil Corp
4.23%, 03/19/2040 500 478
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(g),(i),(j)
2,825 1,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hess Corp
6.00%, 01/15/2040 608 635
HF Sinclair Corp
5.88%, 04/01/2026 3,085 3,112
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
1,525 1,410
6.25%, 04/15/2032
(i)
2,425 2,238
KazMunayGas National Co JSC
5.38%, 04/24/2030 2,750 2,536
Kosmos Energy Ltd
7.13%, 04/04/2026 2,075 1,876
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
3,650 3,591
Marathon Oil Corp
6.60%, 10/01/2037 1,336 1,414
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(i)
34 30

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
5.88%, 02/01/2029
(i)
$ 1,125 $ 1,074
Occidental Petroleum Corp
6.20%, 03/15/2040 700 707
6.45%, 09/15/2036 1,075 1,131
6.60%, 03/15/2046 3,100 3,301
8.88%, 07/15/2030 1,700 2,002
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
3,125 2,929
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
17,250 776
0.00%, 05/16/2024
(d)
38,002 1,853
0.00%, 11/15/2026
(d)
12,045 542
0.00%, 04/12/2027
(d)
425 19
0.00%, 05/17/2035
(d)
536 24
Petroleos Mexicanos
5.35%, 02/12/2028 850 741
6.63%, 06/15/2035 3,650 2,865
6.70%, 02/16/2032 790 656
Phillips 66
3.85%, 04/09/2025 2,100 2,067
Santos Finance Ltd
3.65%, 04/29/2031
(i)
898 754
Southwestern Energy Co
4.75%, 02/01/2032 700 617
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 252 228
4.50%, 04/30/2030 1,300 1,158
5.88%, 03/15/2028 75 74
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,075 959
TotalEnergies SE
2.63%, 02/26/2025
(g),(j)
EUR 1,600 1,651
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
8.75%, 02/15/2030
(h),(i)
$ 825 851
Valero Energy Corp
2.80%, 12/01/2031 1,000 854
6.63%, 06/15/2037 200 223
Var Energi ASA
7.50%, 01/15/2028
(i)
1,498 1,564
$ 90,283
Oil & Gas Services - 0 .10%
Halliburton Co
4.75%, 08/01/2043 1,256 1,163
4.85%, 11/15/2035 1,037 1,015
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
1,129 1,079
$ 3,257
Packaging & Containers - 1 .10%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,885 1,594
4.00%, 05/17/2025 1,931 1,890
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
6,050 5,002
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(i)
1,020 901
Sonoco Products Co
1.80%, 02/01/2025 4,690 4,395
Trident TPI Holdings Inc
6.63%, 11/01/2025
(i)
11,674 10,434
9.25%, 08/01/2024
(i)
5,210 5,085
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
$ 5,825 $ 5,592
$ 34,893
Pharmaceuticals - 1 .34%
AbbVie Inc
4.05%, 11/21/2039 5,732 5,165
4.25%, 11/21/2049 3,070 2,748
AmerisourceBergen Corp
3.45%, 12/15/2027 540 516
4.30%, 12/15/2047 1,180 1,057
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,138
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,321
Becton Dickinson and Co
4.30%, 08/22/2032 $ 635 620
Bristol-Myers Squibb Co
0.75%, 11/13/2025 1,619 1,469
3.90%, 02/20/2028 1,579 1,558
Cardinal Health Inc
4.60%, 03/15/2043 1,706 1,502
Cigna Corp
3.40%, 03/15/2050 2,554 1,938
3.88%, 10/15/2047 599 494
4.80%, 08/15/2038 2,500 2,448
CVS Health Corp
4.78%, 03/25/2038 3,722 3,563
5.05%, 03/25/2048 700 665
5.13%, 07/20/2045 595 573
Johnson & Johnson
1.65%, 05/20/2035 EUR 1,500 1,394
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,129
Mylan Inc
5.20%, 04/15/2048 200 165
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(i)
1,150 1,038
Pfizer Inc
2.55%, 05/28/2040 4,000 3,078
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,569
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,914 1,829
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,216
Viatris Inc
3.85%, 06/22/2040 1,418 1,035
4.00%, 06/22/2050 3,638 2,522
Zoetis Inc
5.40%, 11/14/2025 541 553
$ 42,303
Pipelines - 2 .11%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(i)
2,050 1,904
5.75%, 01/15/2028
(i)
825 789
Boardwalk Pipelines LP
3.60%, 09/01/2032 862 749
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 936
5.60%, 10/15/2044 375 286
5.85%, 11/15/2043 1,450 1,109
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
1,775 1,502
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,826

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
7.38%, 02/01/2031
(i)
$ 250 $ 252
Enbridge Inc
2.50%, 08/01/2033 2,700 2,205
6.00%, 01/15/2077
(j)
3,400 3,231
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(j)
5,600 5,329
3 Month USD LIBOR + 3.64%
Energy Transfer LP
4.90%, 03/15/2035 526 495
4.95%, 05/15/2028 1,402 1,384
5.35%, 05/15/2045 1,482 1,350
5.75%, 02/15/2033 759 780
6.13%, 12/15/2045 828 828
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
1,550 1,579
Enterprise Products Operating LLC
3.20%, 02/15/2052 944 676
5.25%, 08/16/2077
(j)
526 459
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,625 1,374
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 2,705 2,670
8.88%, 04/15/2030 1,150 1,169
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(i)
1,226 1,198
3.45%, 10/15/2027
(i)
1,974 1,777
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,050 979
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(i)
2,625 2,444
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
1,375 1,315
ONEOK Partners LP
6.65%, 10/01/2036 3,238 3,430
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 805 623
6.65%, 01/15/2037 1,162 1,207
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(i)
1,375 1,224
4.95%, 07/15/2029
(i)
400 362
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037
(i)
752 780
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 759 663
6.50%, 07/15/2027 2,423 2,480
Transcanada Trust
5.60%, 03/07/2082
(j)
5,800 5,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(j)
4,230 4,113
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030
(i)
1,025 1,044
Western Midstream Operating LP
5.30%, 03/01/2048 2,200 1,925
Williams Cos Inc/The
5.75%, 06/24/2044 2,229 2,274
6.30%, 04/15/2040 900 975
$ 66,886
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0 .19%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 $ 200 $ 130
3.13%, 10/22/2025 700 480
4.20%, 02/06/2026 1,400 959
5.40%, 05/27/2025 300 228
7.25%, 04/08/2026 200 152
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(j)
3,025 3,136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Ontario Teachers' Cadillac Fairview Properties
Trust
2.50%, 10/15/2031
(i)
830 652
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 350 118
Scenery Journey Ltd
0.00%, 11/06/2022
(d)
1,200 82
$ 5,937
REITs - 0 .50%
American Tower Corp
3.10%, 06/15/2050 1,050 708
Corporate Office Properties LP
2.90%, 12/01/2033 563 413
Crown Castle Inc
2.90%, 04/01/2041 1,350 992
5.00%, 01/11/2028 1,080 1,093
5.20%, 02/15/2049 525 503
Host Hotels & Resorts LP
3.50%, 09/15/2030 2,374 2,031
LXP Industrial Trust
2.38%, 10/01/2031 828 652
National Health Investors Inc
3.00%, 02/01/2031 1,492 1,133
Office Properties Income Trust
3.45%, 10/15/2031 677 475
Omega Healthcare Investors Inc
3.25%, 04/15/2033 3,212 2,416
3.38%, 02/01/2031 1,084 877
Scentre Group Trust 2
4.75%, 09/24/2080
(i),(j)
1,400 1,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Vornado Realty LP
2.15%, 06/01/2026 892 770
Welltower OP LLC
4.00%, 06/01/2025 1,400 1,369
Weyerhaeuser Co
4.00%, 03/09/2052 1,111 924
$ 15,662
Retail - 1 .25%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
5,775 4,916
4.38%, 01/15/2028
(i)
475 437
AutoZone Inc
4.75%, 02/01/2033 531 528
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,753
Home Depot Inc/The
4.25%, 04/01/2046 800 747
4.50%, 12/06/2048 900 868
IRB Holding Corp
7.00%, 06/15/2025
(i)
1,575 1,581
Kohl's Corp
5.55%, 07/17/2045 957 629
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
2,125 1,615

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
3.00%, 10/15/2050 $ 600 $ 412
3.10%, 05/03/2027 544 517
4.45%, 04/01/2062 811 685
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(i)
5,075 4,631
McDonald's Corp
3.50%, 07/01/2027 1,153 1,115
3.63%, 09/01/2049 1,818 1,490
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,102 1,062
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 905
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
3,250 2,924
SRS Distribution Inc
6.00%, 12/01/2029
(i)
1,625 1,388
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 696
Target Corp
1.95%, 01/15/2027
(h)
4,049 3,735
4.80%, 01/15/2053 1,044 1,055
Walmart Inc
2.85%, 07/08/2024 4,437 4,342
5.63%, 03/27/2034 GBP 450 630
$ 39,661
Savings & Loans - 0 .17%
Nationwide Building Society
2.00%, 07/25/2029
(j)
EUR 2,700 2,805
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%
New York Community Bancorp Inc
5.90%, 11/06/2028
(j)
$ 2,607 2,567
3 Month USD LIBOR + 2.78%
$ 5,372
Semiconductors - 0 .34%
Broadcom Inc
2.45%, 02/15/2031
(i)
2,408 1,977
3.19%, 11/15/2036
(i)
2,193 1,677
Intel Corp
4.15%, 08/05/2032
(h)
2,297 2,194
4.90%, 08/05/2052 441 416
KLA Corp
4.95%, 07/15/2052 1,210 1,215
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 900 856
QUALCOMM Inc
6.00%, 05/20/2053 621 712
Texas Instruments Inc
4.10%, 08/16/2052 459 437
4.60%, 02/15/2028 1,074 1,095
$ 10,579
Software - 1 .17%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 370
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
2,375 2,119
4.88%, 07/01/2029
(i)
3,725 3,278
CWT Travel Group Inc
8.50%, 11/19/2026
(i)
7,000 5,897
Fidelity National Information Services Inc
5.63%, 07/15/2052 968 975
Fiserv Inc
4.40%, 07/01/2049 1,845 1,584
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
2.92%, 03/17/2052 $ 4,223 $ 3,228
Oracle Corp
2.30%, 03/25/2028 4,229 3,777
3.60%, 04/01/2040 1,500 1,188
3.80%, 11/15/2037 3,500 2,942
4.00%, 11/15/2047 908 720
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,315
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
3,350 3,222
Twilio Inc
3.88%, 03/15/2031 1,750 1,445
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
2,075 1,790
$ 36,850
Sovereign - 2 .27%
1MDB Global Investments Ltd
4.40%, 03/09/2023 400 393
Angolan Government International Bond
8.00%, 11/26/2029
(i)
1,650 1,529
8.00%, 11/26/2029 1,500 1,390
Bahamas Government International Bond
6.00%, 11/21/2028 1,550 1,259
9.00%, 06/16/2029
(i)
500 452
Benin Government International Bond
4.88%, 01/19/2032
(i)
EUR 1,525 1,301
Bonos de la Tesoreria de la Republica en pesos
5.80%, 06/01/2024
(i)
CLP 2,575,000 3,161
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 14,400 2,599
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 36,100 1,445
1.25%, 02/14/2025 34,000 1,427
2.40%, 09/17/2025 34,000 1,438
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,725 2,482
Ecuador Government International Bond
2.50%, 07/31/2035
(n)
3,975 1,927
El Salvador Government International Bond
7.65%, 06/15/2035 3,938 1,896
Hungary Government Bond
16.03%, 04/22/2027 HUF 600,000 1,681
3 Month Budapest Interbank Offered Rate
+ 0.00%
Hungary Government International Bond
6.13%, 05/22/2028
(i)
$ 2,400 2,481
Indonesia Treasury Bond
7.00%, 02/15/2033 IDR 37,000,000 2,510
7.50%, 05/15/2038 15,000,000 1,049
Iraq International Bond
5.80%, 01/15/2028 $ 3,404 3,150
Istanbul Metropolitan Municipality
10.75%, 04/12/2027
(i)
1,925 1,898
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,750 1,605
5.75%, 12/31/2032
(n)
$ 1,851 1,700
Mexican Bonos
7.75%, 11/23/2034 MXN 87,000 4,306
Mexico Government International Bond
4.28%, 08/14/2041 $ 3,161 2,592
6.35%, 02/09/2035 594 631
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 1,725 1,484
Nigeria Government International Bond
8.38%, 03/24/2029 $ 1,725 1,434

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Pakistan Government International Bond
6.88%, 12/05/2027 $ 975 $ 410
7.38%, 04/08/2031 950 395
Republic of Cameroon International Bond
5.95%, 07/07/2032
(i)
EUR 1,800 1,491
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 723
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 64,800 3,217
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,425 2,209
Republic of Uzbekistan International Bond
5.38%, 02/20/2029 1,200 1,123
Romania Government Bond
5.85%, 04/26/2023 RON 8,000 1,764
Romanian Government International Bond
6.63%, 02/17/2028
(i)
$ 3,200 3,314
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,175 2,089
5.38%, 06/08/2037
(i)
700 532
Serbia International Bond
6.25%, 05/26/2028
(i)
$ 1,700 1,725
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
2,600 465
Tunisian Republic
5.75%, 01/30/2025 1,225 796
6.38%, 07/15/2026 EUR 1,050 683
Ukraine Government International Bond
0.00%, 09/01/2028
(d)
$ 3,075 670
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 942
$ 71,768
Supranational Bank - 0 .32%
Asian Infrastructure Investment Bank/The
0.50%, 10/30/2024 1,400 1,305
European Bank for Reconstruction &
Development
1.50%, 02/13/2025 2,203 2,085
Inter-American Development Bank
1.13%, 07/20/2028 3,400 2,956
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,772 2,407
3.13%, 11/20/2025 1,421 1,388
$ 10,141
Telecommunications - 2 .51%
America Movil SAB de CV
2.88%, 05/07/2030 2,600 2,295
3.63%, 04/22/2029 1,100 1,029
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 2,177
3.50%, 09/15/2053 $ 400 295
3.85%, 06/01/2060 661 501
4.38%, 09/14/2029 GBP 900 1,076
4.50%, 05/15/2035 $ 3,566 3,389
4.75%, 05/15/2046 1,913 1,763
4.90%, 08/15/2037 3,360 3,258
Axian Telecom
7.38%, 02/16/2027
(i)
1,825 1,681
British Telecommunications PLC
3.25%, 11/08/2029
(i)
3,100 2,770
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,075 2,925
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
4.75%, 09/01/2029
(i)
$ 2,575 $ 2,143
7.13%, 07/01/2028
(i)
350 274
8.25%, 03/01/2027
(i)
525 447
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
2,793 2,645
Corning Inc
5.45%, 11/15/2079 2,350 2,255
CT Trust
5.13%, 02/03/2032
(i)
1,200 1,046
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 387
8.75%, 05/25/2024 3,475 2,989
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,000 939
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,400 1,784
Level 3 Financing Inc
4.25%, 07/01/2028
(i)
$ 1,625 1,288
4.63%, 09/15/2027
(i)
125 106
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,825 1,392
NTT Finance Corp
1.16%, 04/03/2026
(i)
1,663 1,492
4.37%, 07/27/2027
(i)
664 664
Telefonica Emisiones SA
4.90%, 03/06/2048 1,757 1,489
TELUS Corp
3.30%, 05/02/2029 CAD 3,400 2,387
T-Mobile USA Inc
3.00%, 02/15/2041 $ 4,913 3,664
3.60%, 11/15/2060 905 651
Total Play Telecomunicaciones SA de CV
7.50%, 11/12/2025 1,500 1,399
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,050 989
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 658
2.85%, 09/03/2041 $ 2,318 1,716
3.00%, 11/20/2060 1,761 1,148
3.40%, 03/22/2041 2,007 1,615
3.88%, 03/01/2052 772 634
4.40%, 11/01/2034 1,253 1,205
4.81%, 03/15/2039 400 387
4.86%, 08/21/2046 550 531
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,277
5.63%, 04/15/2027
(i)
725 676
6.50%, 07/15/2028
(i)
2,330 1,870
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,881
Vodafone Group PLC
4.38%, 02/19/2043 443 382
5.00%, 05/30/2038 825 815
5.13%, 06/04/2081
(j)
8,100 6,227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.25%, 05/30/2048 791 752
$ 79,363
Transportation - 0 .79%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
4,510 4,329
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043 1,192 1,139

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian National Railway Co
4.40%, 08/05/2052 $ 883 $ 839
Canadian Pacific Railway Co
1.35%, 12/02/2024 2,411 2,266
3.00%, 12/02/2041 401 318
CSX Corp
4.50%, 11/15/2052 1,009 936
FedEx Corp
5.25%, 05/15/2050
(h)
550 539
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 3,034 2,510
Georgian Railway JSC
4.00%, 06/17/2028
(i)
1,100 968
Kansas City Southern/Old
4.70%, 05/01/2048 957 896
Norfolk Southern Corp
3.70%, 03/15/2053 1,325 1,071
Transnet SOC Ltd
8.25%, 02/06/2028
(i),(l)
1,500 1,504
Union Pacific Corp
3.38%, 02/14/2042 1,500 1,265
3.50%, 02/14/2053 2,000 1,617
United Parcel Service Inc
2.20%, 09/01/2024 4,911 4,729
$ 24,926
Trucking & Leasing - 0 .16%
GATX Corp
3.25%, 09/15/2026 1,416 1,338
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(i)
1,697 1,583
4.40%, 07/01/2027
(i)
132 129
5.70%, 02/01/2028
(i)
2,079 2,131
$ 5,181
Water - 0 .08%
American Water Capital Corp
2.80%, 05/01/2030 800 716
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,085
3.35%, 04/15/2050 774 570
$ 2,371
TOTAL BONDS $ 2,168,473
CONVERTIBLE BONDS - 0 .01%
Principal
Amount (000's) Value (000's)
Mining - 0 .01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(d),(i)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 12 .72%
Principal
Amount (000's) Value (000's)
Advertising - 0 .18%
ABG Intermediate Holdings 2 LLC
7.92%, 12/21/2028
(p)
$ 542 $ 537
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.42%, 12/20/2029
(p)
2,210 2,024
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
7.91%, 08/07/2026
(p)
3,411 3,239
3 Month USD LIBOR + 3.50%
$ 5,800
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0 .03%
TransDigm Inc
4.66%, 12/09/2025
(p)
$ 496 $ 495
1 Month USD LIBOR + 2.25%
6.98%, 05/30/2025
(p)
442 441
1 Month USD LIBOR + 2.25%
$ 936
Airlines - 0 .28%
AAdvantage Loyalty IP Ltd
9.56%, 03/10/2028
(p)
1,870 1,919
3 Month USD LIBOR + 4.75%
Air Canada
8.13%, 08/11/2028
(p)
723 722
3 Month USD LIBOR + 3.50%
Mileage Plus Holdings LLC
10.00%, 06/21/2027
(p)
365 380
3 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
8.56%, 09/16/2027
(p)
1,754 1,812
3 Month USD LIBOR + 3.75%
United Airlines Inc
8.57%, 04/21/2028
(p)
719 717
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
7.51%, 12/11/2026
(p)
3,469 3,324
1 Month USD LIBOR + 3.00%
$ 8,874
Apparel - 0 .03%
Birkenstock US BidCo Inc
7.69%, 04/28/2028
(p)
899 896
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0 .18%
Clarios Global LP
7.63%, 04/30/2026
(p)
1,635 1,627
1 Month USD LIBOR + 3.25%
Dexko Global Inc
8.59%, 10/04/2028
(p)
360 332
1 Month USD LIBOR + 3.75%
First Brands Group LLC
8.37%, 03/24/2027
(p)
2,631 2,569
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
11.87%, 03/24/2028
(p)
1,475 1,327
6 Month USD LIBOR + 8.50%
$ 5,855
Beverages - 0 .12%
City Brewing Co LLC
8.33%, 04/05/2028
(p)
537 239
1 Month USD LIBOR + 3.50%
Naked Juice LLC
7.93%, 01/24/2029
(p)
1,085 995
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
10.68%, 01/24/2030
(p)
135 111
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
8.52%, 05/05/2029
(p)
454 449
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
8.23%, 03/31/2028
(p)
2,058 1,957
3 Month USD LIBOR + 3.50%
$ 3,751
Building Materials - 0 .19%
Chariot Buyer LLC
7.63%, 10/22/2028
(p)
1,074 1,036
1 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Generation Brands
11.13%, 06/29/2029
(p)
$ 2,560 $ 2,074
3 Month USD LIBOR + 6.75%
11.13%, 06/29/2029
(p)
1,825 1,478
3 Month USD LIBOR + 6.75%
Standard Industries Inc/NJ
6.43%, 08/06/2028
(p)
715 714
6 Month USD LIBOR + 2.50%
Zurn LLC
6.38%, 10/04/2028
(p)
592 591
1 Month USD LIBOR + 2.25%
$ 5,893
Chemicals - 0 .48%
Aruba Investments Holdings LLC
12.46%, 10/27/2028
(p)
8,680 7,798
1 Month USD LIBOR + 7.75%
ASP Unifrax Holdings Inc
8.48%, 12/12/2025
(p)
899 810
3 Month USD LIBOR + 3.75%
Axalta Coating Systems US Holdings Inc
7.51%, 12/07/2029
(p)
650 652
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cpc Acquisition Corp
12.48%, 01/12/2029
(p)
5,350 3,237
3 Month USD LIBOR + 7.75%
Diamond BC BV
7.16%, 09/29/2028
(p)
1,079 1,066
3 Month USD LIBOR + 2.75%
Discovery Purchaser Corp
8.96%, 08/04/2029
(p)
240 229
Secured Overnight Financing Rate + 4.38%
Ineos Petro
7.13%, 01/29/2026
(p)
247 247
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
7.63%, 02/05/2027
(p)
360 358
1 Month USD LIBOR + 3.25%
Trinseo Materials Operating SCA
6.38%, 09/06/2024
(p)
530 516
3 Month USD LIBOR + 2.00%
WR Grace Holdings LLC
8.50%, 09/22/2028
(p)
241 239
3 Month USD LIBOR + 3.75%
$ 15,152
Commercial Services - 1 .50%
Amentum Government Services Holdings LLC
8.12%, 02/15/2029
(p)
546 537
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avis Budget Car Rental LLC
6.14%, 08/06/2027
(p)
1,115 1,099
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.92%, 03/16/2029
(p)
444 443
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, 10/15/2026
(p)
316 331
Belron Finance
8.42%, 10/30/2026
(p)
539 538
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
7.63%, 09/29/2028
(p)
360 357
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
7.74%, 12/17/2028
(p)
1,082 1,057
12 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Element Materials Technology Group US
Holdings Inc
8.90%, 04/12/2029
(p)
$ 137 $ 136
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
8.93%, 06/22/2029
(p)
63 63
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Hertz Corp/The
7.63%, 06/14/2028
(p)
1,465 1,457
1 Month USD LIBOR + 3.25%
7.63%, 06/14/2028
(p)
279 277
1 Month USD LIBOR + 3.25%
KUEHG Corp
12.98%, 08/22/2025
(p)
16,360 15,471
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
12.19%, 03/13/2026
(p)
17,700 15,089
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
7.52%, 09/23/2026
(p)
3,775 3,769
3 Month USD LIBOR + 2.75%
Sabert Corp
8.94%, 12/10/2026
(p)
372 370
1 Month USD LIBOR + 4.50%
Syniverse Holdings LLC/DE
10.55%, 05/13/2027
(p)
1,359 1,215
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
6.13%, 11/13/2026
(p)
538 535
1 Month USD LIBOR + 1.75%
6.63%, 11/17/2028
(p)
746 744
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
6.23%, PIK 7.25%, 02/28/2025
(o),(p)
1,818 1,863
3 Month USD LIBOR + 7.00%
Verscend Holding Corp
8.38%, 08/27/2025
(p)
899 897
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
7.38%, 02/05/2026
(p)
899 875
1 Month USD LIBOR + 3.00%
WEX Inc
6.63%, 03/31/2028
(p)
360 359
1 Month USD LIBOR + 2.25%
$ 47,482
Computers - 0 .08%
Magenta Buyer LLC
9.17%, 07/27/2028
(p)
237 207
1 Month USD LIBOR + 4.75%
McAfee Corp
8.18%, 03/01/2029
(p)
940 885
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
6.92%, 08/28/2026
(p)
535 532
3 Month USD LIBOR + 2.50%
Optiv Security Inc
7.42%, 02/01/2024
(p)
361 351
3 Month USD LIBOR + 3.25%
Perforce Software Inc
8.13%, 07/01/2026
(p)
246 228
1 Month USD LIBOR + 3.75%
Vision Solutions Inc
8.82%, 04/23/2028
(p)
535 469
3 Month USD LIBOR + 4.00%
$ 2,672

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .01%
Kronos Acquisition Holdings Inc
0.00%, 12/22/2026
(p),(q)
$ 440 $ 427
3 Month USD LIBOR + 3.75%
Distribution & Wholesale - 0 .17%
Core & Main LP
7.09%, 07/27/2028
(p)
899 894
1 Month USD LIBOR + 2.50%
Infinite Bidco LLC
11.73%, 02/24/2029
(p)
4,850 4,341
3 Month USD LIBOR + 7.00%
$ 5,235
Diversified Financial Services - 0 .04%
Astra Acquisition Corp
9.63%, 10/25/2028
(p)
597 526
1 Month USD LIBOR + 5.25%
FleetCor Technologies Operating Co LLC
6.13%, 04/28/2028
(p)
899 895
1 Month USD LIBOR + 1.75%
$ 1,421
Electric - 0 .11%
PG&E Corp
7.44%, 06/23/2025
(p)
899 898
1 Month USD LIBOR + 3.00%
Talen Energy Supply LLC
8.13%, 07/08/2026
(p)
1,553 1,572
1 Month USD LIBOR + 3.75%
9.06%, 11/10/2023
(p)
853 859
Secured Overnight Financing Rate + 4.75%
$ 3,329
Electronics - 0 .02%
Coherent Corp
7.13%, 07/01/2029
(p)
356 354
1 Month USD LIBOR + 2.75%
Ingram Micro Inc
8.23%, 06/30/2028
(p)
399 397
3 Month USD LIBOR + 3.50%
$ 751
Engineering & Construction - 0 .39%
Brand Industrial Services Inc
9.06%, 06/21/2024
(p)
5,540 5,161
3 Month USD LIBOR + 4.25%
Brown Group Holding LLC
6.88%, 06/07/2028
(p)
353 351
1 Month USD LIBOR + 2.50%
7.93%, 06/08/2029
(p)
399 399
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.21%, 08/18/2028
(p)
490 487
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
7.13%, 07/14/2028
(p)
360 358
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.32%, 09/22/2028
(p)
360 360
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
10.13%, 09/23/2029
(p)
5,392 5,284
3 Month USD LIBOR + 5.75%
$ 12,400
Entertainment - 0 .71%
AMC Entertainment Holdings Inc
7.43%, 03/20/2026
(p)
2,225 1,313
1 Month USD LIBOR + 3.00%
Bally's Corp
7.71%, 08/06/2028
(p)
1,246 1,197
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Churchill Downs Inc
6.39%, 12/27/2024
(p)
$ 233 $ 233
3 Month USD LIBOR + 2.00%
6.39%, 03/17/2028
(p)
1,847 1,834
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
0.00%, 02/07/2025
(d),(p)
1,491 246
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(d),(p)
746 113
3 Month USD LIBOR + 2.75%
14.46%, 09/07/2023
(p)
117 118
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
14.58%, 09/08/2023
(p)
1,607 1,619
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(d),(p)
564 82
3 Month USD LIBOR + 2.75%
Entain Holdings Gibraltar Ltd
7.51%, 10/18/2029
(p)
660 661
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Everi Holdings Inc
6.92%, 06/30/2028
(p)
1,601 1,597
1 Month USD LIBOR + 2.50%
Flutter Financing BV
8.09%, 09/16/2028
(p)
688 689
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Formula One
7.34%, 01/15/2030
(p)
710 712
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
6.63%, 03/24/2025
(p)
358 351
3 Month USD LIBOR + 2.25%
Merlin Entertainment
0.00%, 11/12/2026
(p),(q)
196 193
3 Month USD LIBOR + 3.25%
0.00%, 11/12/2026
(p),(q)
28 28
3 Month USD LIBOR + 3.25%
NAI Entertainment Holdings LLC
6.89%, 05/08/2025
(p)
3,053 2,900
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
6.88%, 10/19/2026
(p)
1,440 1,439
1 Month USD LIBOR + 2.50%
PCI Gaming Authority
6.88%, 05/29/2026
(p)
472 471
1 Month USD LIBOR + 2.50%
Penn Entertainment Inc
7.17%, 04/21/2029
(p)
318 317
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
7.58%, 04/14/2029
(p)
1,184 1,179
1 Month USD LIBOR + 3.00%
8.10%, 02/04/2029
(p)
228 224
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
7.44%, 08/25/2028
(p)
539 537
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
6.98%, 07/21/2026
(p)
2,966 2,959
3 Month USD LIBOR + 2.25%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
William Morris Endeavor Entertainment LLC
7.14%, 05/16/2025
(p)
$ 1,347 $ 1,337
3 Month USD LIBOR + 2.75%
$ 22,349
Environmental Control - 0 .13%
Clean Harbors Inc
6.38%, 10/09/2028
(p)
360 360
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
6.82%, 11/17/2028
(p)
383 384
1 Month USD LIBOR + 2.50%
6.82%, 11/17/2028
(p)
29 29
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
7.41%, 05/30/2025
(p)
3,217 3,222
3 Month USD LIBOR + 3.00%
$ 3,995
Food - 0 .10%
8th Avenue Food & Provisions Inc
0.00%, 09/19/2025
(p),(q)
328 283
1 Month USD LIBOR + 3.75%
CHG PPC Parent LLC
7.44%, 12/08/2028
(p)
360 358
1 Month USD LIBOR + 3.00%
Froneri US Inc
6.63%, 01/31/2027
(p)
360 356
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
8.07%, 05/23/2025
(p)
719 666
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
6.76%, 08/03/2028
(p)
539 531
1 Month USD LIBOR + 2.00%
US Foods Inc
6.38%, 09/14/2026
(p)
207 207
1 Month USD LIBOR + 2.00%
7.13%, 11/22/2028
(p)
798 798
1 Month USD LIBOR + 2.75%
$ 3,199
Forest Products & Paper - 0 .02%
Asplundh Tree Expert LLC
6.13%, 09/06/2027
(p)
660 659
1 Month USD LIBOR + 1.75%
Healthcare - Products - 0 .26%
Avantor Funding Inc
6.63%, 11/08/2027
(p)
180 180
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
7.84%, 05/10/2027
(p)
3,095 3,010
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
0.00%, 08/30/2026
(p),(q)
398 343
1 Month USD LIBOR + 3.75%
Embecta Corp
7.79%, 03/31/2029
(p)
205 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.19%, 12/15/2028
(p)
360 358
1 Month USD LIBOR + 2.50%
Insulet Corp
7.69%, 05/04/2028
(p)
719 718
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
7.63%, 10/23/2028
(p)
2,681 2,600
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Viant Medical Holdings Inc
8.13%, 07/02/2025
(p)
$ 742 $ 669
1 Month USD LIBOR + 3.75%
$ 8,079
Healthcare - Services - 0 .85%
AHP Health Partners Inc
7.88%, 08/24/2028
(p)
240 238
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
11.71%, 12/09/2029
(p)
7,640 4,890
1 Month USD LIBOR + 7.00%
DaVita Inc
6.13%, 08/12/2026
(p)
184 182
1 Month USD LIBOR + 1.75%
Eyecare Partners LLC
11.48%, 10/14/2029
(p)
6,544 5,286
3 Month USD LIBOR + 6.75%
Global Medical Response Inc
8.63%, 03/14/2025
(p)
495 362
1 Month USD LIBOR + 4.25%
8.65%, 10/02/2025
(p)
1,371 1,011
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
7.00%, 07/03/2028
(p)
788 787
3 Month USD LIBOR + 2.25%
LifePoint Health Inc
8.16%, 11/17/2025
(p)
625 606
1 Month USD LIBOR + 3.75%
8.16%, 11/17/2025
(p)
1,489 1,445
1 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
11.98%, 03/02/2029
(p)
725 468
3 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
7.63%, 03/05/2026
(p)
357 351
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
7.63%, 11/15/2028
(p)
2,671 2,647
1 Month USD LIBOR + 3.25%
Select Medical Corp
7.07%, 03/06/2025
(p)
2,809 2,790
1 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
11.13%, 06/26/2026
(p)
5,750 4,428
1 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
8.21%, 09/03/2026
(p)
1,535 1,531
1 Month USD LIBOR + 3.75%
$ 27,022
Home Builders - 0 .06%
Tecta America Corp
12.94%, 04/09/2029
(p)
2,100 1,942
3 Month USD LIBOR + 8.50%
Home Furnishings - 0 .07%
AI Aqua Merger Sub Inc
7.84%, 07/31/2028
(p)
976 955
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.23%, 07/31/2028
(p)
84 82
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
6.38%, 07/19/2028
(p)
899 887
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
7.63%, 10/30/2027
(p)
368 321
1 Month USD LIBOR + 3.25%
$ 2,245

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .67%
Acrisure LLC
7.88%, 02/15/2027
(p)
$ 719 $ 692
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
7.63%, 05/09/2025
(p)
719 718
1 Month USD LIBOR + 3.25%
8.01%, 11/06/2027
(p)
899 897
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
7.82%, 02/12/2027
(p)
722 713
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
7.38%, 11/03/2024
(p)
1,648 1,629
1 Month USD LIBOR + 3.00%
7.63%, 07/31/2027
(p)
580 547
1 Month USD LIBOR + 3.25%
9.63%, 01/31/2028
(p)
7,350 6,104
1 Month USD LIBOR + 5.25%
9.63%, 01/20/2029
(p)
1,780 1,485
1 Month USD LIBOR + 5.25%
9.63%, 01/20/2029
(p)
2,300 1,919
1 Month USD LIBOR + 5.25%
9.63%, 01/20/2029
(p)
1,666 1,390
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
7.38%, 01/27/2027
(p)
414 407
1 Month USD LIBOR + 3.00%
7.63%, 01/27/2027
(p)
360 354
1 Month USD LIBOR + 3.25%
HUB International Ltd
7.82%, 04/25/2025
(p)
899 898
3 Month USD LIBOR + 3.00%
8.06%, 04/25/2025
(p)
719 718
1 Month USD LIBOR + 3.25%
8.22%, 10/30/2029
(p)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Ryan Specialty Group LLC
7.42%, 09/01/2027
(p)
1,079 1,075
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
USI Inc/NY
8.33%, 11/14/2029
(p)
1,411 1,411
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 21,147
Internet - 0 .66%
CNT Holdings I Corp
8.13%, 11/08/2027
(p)
807 796
1 Month USD LIBOR + 3.50%
11.38%, 11/06/2028
(p)
8,701 8,317
1 Month USD LIBOR + 6.75%
Gen Digital Inc
6.42%, 09/12/2029
(p)
2,710 2,702
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
10.65%, 02/12/2029
(p)
7,550 6,783
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
7.98%, 08/31/2028
(p)
245 240
3 Month USD LIBOR + 3.25%
Ten-X LLC
10.50%, 09/29/2024
(p)
2,015 1,926
3 Month USD LIBOR + 4.00%
$ 20,764
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .55%
Nexus Buyer LLC
10.63%, 11/05/2029
(p)
$ 6,600 $ 6,083
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
11.73%, 03/06/2026
(p)
11,260 11,190
3 Month USD LIBOR + 7.50%
$ 17,273
Leisure Products & Services - 0 .19%
Alterra Mountain Co
7.88%, 08/17/2028
(p)
719 716
1 Month USD LIBOR + 3.50%
Carnival Corp
7.38%, 06/30/2025
(p)
719 707
6 Month USD LIBOR + 3.00%
7.63%, 10/18/2028
(p)
458 447
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
7.48%, 09/18/2024
(p)
2,359 2,174
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
7.73%, 03/08/2024
(p)
1,237 956
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
6.88%, 05/28/2028
(p)
537 530
1 Month USD LIBOR + 2.50%
SRAM LLC
7.28%, 05/18/2028
(p)
560 553
1 Month USD LIBOR + 2.75%
$ 6,083
Lodging - 0 .17%
Caesars Resort Collection LLC
7.13%, 12/22/2024
(p)
1,116 1,114
3 Month USD LIBOR + 2.75%
7.88%, 07/20/2025
(p)
615 615
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
8.32%, 01/13/2029
(p)
3,131 3,092
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hilton Worldwide Finance LLC
6.38%, 06/18/2026
(p)
500 499
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 5,320
Machinery - Construction & Mining - 0 .02%
Vertiv Group Corp
7.12%, 03/02/2027
(p)
539 537
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0 .60%
Ali Group North America Corp
6.45%, 07/30/2029
(p)
961 958
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
0.00%, 12/07/2029
(p),(q)
330 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Engineered Machinery Holdings Inc
10.73%, 05/21/2029
(p)
19,333 17,497
3 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
6.87%, 07/30/2027
(p)
177 174
6 Month USD LIBOR + 3.50%
$ 18,959

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .40%
Altice Financing SA
6.83%, 10/31/2027
(p)
$ 1,237 $ 1,216
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
9.88%, 07/14/2026
(p)
1,618 1,539
6 Month USD LIBOR + 4.75%
CSC Holdings LLC
6.57%, 07/17/2025
(p)
1,426 1,374
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Diamond Sports Group LLC
8.03%, 08/24/2026
(p)
2,475 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
9.38%, 08/02/2027
(p)
1,626 1,596
1 Month USD LIBOR + 5.00%
Dotdash Meredith
8.43%, 12/01/2028
(p)
995 842
3 Month USD LIBOR + 4.00%
Gray Television Inc
6.87%, 01/02/2026
(p)
363 361
1 Month USD LIBOR + 2.50%
iHeartCommunications Inc
7.38%, 05/01/2026
(p)
1,907 1,875
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
8.32%, 07/28/2028
(p)
947 905
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
6.88%, 09/18/2026
(p)
429 429
1 Month USD LIBOR + 2.50%
Radiate Holdco LLC
7.63%, 09/25/2026
(p)
360 300
1 Month USD LIBOR + 3.25%
Univision Communications Inc
7.13%, 03/15/2024
(p)
286 285
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
6.96%, 01/31/2028
(p)
545 542
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
7.58%, 12/20/2028
(p)
360 357
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
6.96%, 04/28/2028
(p)
908 900
1 Month USD LIBOR + 2.50%
$ 12,708
Metal Fabrication & Hardware - 0 .01%
Grinding Media Inc
8.07%, 10/12/2028
(p)
360 351
1 Month USD LIBOR + 4.00%
Mining - 0 .22%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(o),(p)
7,103 7,103
1 Month USD LIBOR + 5.00%
Miscellaneous Manufacturers - 0 .06%
Gates Global LLC
6.88%, 03/31/2027
(p)
1,796 1,788
1 Month USD LIBOR + 2.50%
Oil & Gas - 0 .05%
Gulf Finance LLC
11.22%, 08/25/2026
(p)
1,536 1,494
1 Month USD LIBOR + 6.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .06%
Berry Global Inc
6.15%, 07/01/2026
(p)
$ 492 $ 491
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
8.60%, 04/13/2029
(p)
179 176
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
8.26%, 02/12/2026
(p)
537 475
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Pactiv Evergreen Group Holdings Inc
7.63%, 02/05/2026
(p)
190 190
1 Month USD LIBOR + 3.25%
7.63%, 09/22/2028
(p)
360 358
1 Month USD LIBOR + 3.50%
TricorBraun Holdings Inc
7.63%, 03/03/2028
(p)
360 349
1 Month USD LIBOR + 3.25%
$ 2,039
Pharmaceuticals - 0 .33%
Gainwell Acquisition Corp
8.73%, 10/01/2027
(p)
1,078 1,051
3 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
6.38%, 11/15/2027
(p)
908 891
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
7.88%, 05/05/2028
(p)
3,246 3,241
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
9.99%, 09/30/2027
(p)
1,967 1,502
3 Month USD LIBOR + 5.25%
10.24%, 09/30/2027
(p)
984 751
3 Month USD LIBOR + 5.50%
Organon & Co
7.75%, 06/02/2028
(p)
2,396 2,389
3 Month USD LIBOR + 3.00%
Perrigo Investments LLC
6.92%, 04/20/2029
(p)
389 390
1 Month USD LIBOR + 2.50%
PRA Health Sciences Inc
7.00%, 07/03/2028
(p)
196 196
3 Month USD LIBOR + 2.25%
$ 10,411
Pipelines - 0 .12%
Buckeye Partners LP
6.63%, 11/01/2026
(p)
539 539
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
7.81%, 11/17/2026
(p)
1,278 1,239
3 Month USD LIBOR + 3.00%
8.31%, 12/21/2028
(p)
541 524
3 Month USD LIBOR + 3.50%
M6 ETX Holdings II Midco LLC
9.16%, 08/10/2029
(p)
414 413
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TransMontaigne Operating Co LP
7.95%, 11/03/2028
(p)
540 537
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
8.80%, 09/21/2024
(p)
652 652
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
$ 3,904

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0 .02%
Cushman & Wakefield US Borrower LLC
7.13%, 08/21/2025
(p)
$ 704 $ 700
1 Month USD LIBOR + 2.75%
REITs - 0 .02%
Blackstone Mortgage Trust Inc
6.63%, 04/23/2026
(p)
719 709
1 Month USD LIBOR + 2.25%
Retail - 0 .26%
1011778 BC ULC
6.14%, 11/19/2026
(p)
1,702 1,682
1 Month USD LIBOR + 1.75%
IRB Holding Corp
7.69%, 12/15/2027
(p)
998 986
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
9.58%, 07/07/2028
(p)
969 552
3 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
6.58%, 11/02/2027
(p)
202 201
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
8.98%, 04/15/2028
(p)
234 214
3 Month USD LIBOR + 4.25%
PetSmart LLC
8.13%, 02/11/2028
(p)
3,041 3,017
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
7.88%, 10/06/2028
(p)
361 348
3 Month USD LIBOR + 3.50%
RH
6.88%, 10/20/2028
(p)
393 378
1 Month USD LIBOR + 2.50%
SRS Distribution Inc
7.94%, 06/02/2028
(p)
213 205
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
7.78%, 04/09/2026
(p)
719 672
3 Month USD LIBOR + 5.00%
$ 8,255
Semiconductors - 0 .15%
Altar Bidco Inc
10.51%, 02/01/2030
(p)
3,570 3,133
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Bright Bidco BV
12.09%, 10/31/2027
(p)
737 637
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Entegris Inc
7.28%, 07/06/2029
(p)
376 377
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Synaptics Inc
7.40%, 10/20/2028
(p)
359 355
6 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
8.13%, 08/27/2025
(p)
335 334
1 Month USD LIBOR + 3.75%
$ 4,836
Software - 1 .33%
Applied Systems Inc
4.55%, 09/19/2027
(p)
2,679 2,672
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
AthenaHealth Group Inc
7.82%, 02/15/2029
(p)
$ 241 $ 227
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
7.82%, 02/15/2029
(p)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
14.48%, 12/15/2027
(p)
1,629 922
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Avaya Inc
8.46%, 12/15/2027
(p)
1,673 422
1 Month USD LIBOR + 4.00%
Boxer Parent Co Inc
8.13%, 10/02/2025
(p)
494 485
1 Month USD LIBOR + 3.75%
Camelot Finance SA
7.38%, 10/30/2026
(p)
1,126 1,123
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
6.80%, 09/21/2028
(p)
360 359
3 Month USD LIBOR + 2.25%
Central Parent Inc
9.08%, 06/07/2029
(p)
738 736
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
6.88%, 04/04/2025
(p)
1,796 1,785
1 Month USD LIBOR + 2.50%
Cloudera Inc
10.38%, 10/08/2029
(p)
1,660 1,457
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
8.84%, 04/26/2029
(p)
906 861
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.28%, 02/06/2026
(p)
875 872
1 Month USD LIBOR + 3.25%
Epicor Software Corp
7.63%, 07/30/2027
(p)
2,080 2,041
1 Month USD LIBOR + 3.25%
Finastra USA Inc
6.87%, 06/13/2024
(p)
2,875 2,695
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
8.39%, 12/01/2027
(p)
2,216 2,173
1 Month USD LIBOR + 4.00%
IGT Holding IV AB
8.13%, 03/31/2028
(p)
538 537
3 Month USD LIBOR + 3.40%
Informatica LLC
7.19%, 10/27/2028
(p)
1,261 1,257
1 Month USD LIBOR + 2.75%
Loyalty Ventures Inc
8.88%, 11/03/2027
(p)
1,705 661
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.23%, 10/15/2029
(p)
3,060 2,607
1 Month USD LIBOR + 6.50%
Open Text Corp
0.00%, 11/16/2029
(p),(q)
2,825 2,819
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Physician Partners LLC
8.42%, 12/26/2028
(p)
182 174
1 Month USD LIBOR + 4.00%

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
7.38%, 02/15/2028
(p)
$ 2,200 $ 1,376
3 Month USD LIBOR + 2.75%
RealPage Inc
7.38%, 04/24/2028
(p)
246 240
1 Month USD LIBOR + 3.00%
Riverbed Technology Inc
10.54%, PIK 2.00%, 12/08/2026
(o),(p)
1,273 548
3 Month USD LIBOR + 6.00%
Skopima Consilio Parent LLC
11.88%, 05/14/2029
(p)
4,760 4,236
1 Month USD LIBOR + 7.50%
Sophia LP
8.23%, 10/07/2027
(p)
899 885
3 Month USD LIBOR + 3.50%
SS&C Technologies Inc
6.13%, 04/16/2025
(p)
1,394 1,390
1 Month USD LIBOR + 1.75%
UKG Inc
8.03%, 05/04/2026
(p)
2,243 2,204
3 Month USD LIBOR + 3.25%
8.13%, 05/04/2026
(p)
719 711
1 Month USD LIBOR + 3.75%
10.03%, 05/03/2027
(p)
2,325 2,217
3 Month USD LIBOR + 5.25%
Zelis Payments Buyer Inc
7.88%, 09/30/2026
(p)
711 709
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.48%, 02/01/2026
(p)
545 546
1 Month USD LIBOR + 3.00%
$ 41,957
Telecommunications - 0 .67%
Altice France SA/France
8.52%, 01/31/2026
(p)
247 237
3 Month USD LIBOR + 3.69%
8.65%, 08/14/2026
(p)
1,429 1,375
3 Month USD LIBOR + 4.00%
Avaya Inc
8.71%, 12/15/2027
(p)
3,466 875
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
7.44%, 11/23/2028
(p)
1,014 1,008
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
7.82%, 04/06/2026
(p)
544 532
1 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
7.82%, 05/01/2024
(p)
1,308 1,063
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
8.48%, 12/31/2025
(p)
2,248 1,442
3 Month USD LIBOR + 3.75%
Delta Topco Inc
8.87%, 12/01/2027
(p)
751 695
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
10.60%, 08/03/2029
(p)
300 293
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
8.50%, 05/01/2028
(p)
2,335 2,285
3 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.16%, 04/28/2028
(p)
719 718
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Intelsat Jackson Holdings SA
7.44%, 01/26/2029
(p)
$ 1,400 $ 1,377
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Intrado Corp
7.91%, 10/10/2024
(p)
769 720
3 Month USD LIBOR + 3.50%
8.41%, 10/10/2024
(p)
3,924 3,663
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
6.92%, 11/06/2026
(p)
843 842
1 Month USD LIBOR + 2.50%
MLN US Holdco LLC
8.25%, 11/30/2025
(p)
824 212
6 Month USD LIBOR + 4.50%
11.15%, 10/17/2027
(p)
537 376
CME Term Secured Overnight Financing
Rate 1 Month + 6.80%
Viasat Inc
8.94%, 02/23/2029
(p)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
11.38%, 09/30/2029
(p)
5,510 3,251
1 Month USD LIBOR + 7.00%
$ 21,212
Transportation - 0 .15%
ASP LS Acquisition Corp
12.23%, 04/30/2029
(p)
6,650 4,123
6 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
6.73%, 12/30/2026
(p)
360 359
3 Month USD LIBOR + 2.00%
XPO Inc
6.13%, 02/24/2025
(p)
250 249
1 Month USD LIBOR + 1.75%
$ 4,731
TOTAL SENIOR FLOATING RATE INTERESTS $ 402,645
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .24%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .17%
1.88%, 11/15/2051 $ 4,014 $ 2,755
2.25%, 02/15/2052 3,421 2,570
2.38%, 03/31/2029 2,000 1,866
2.38%, 02/15/2042 1,228 993
2.63%, 05/31/2027 1,500 1,437
2.75%, 05/31/2029 2,800 2,667
2.75%, 11/15/2042 1,300 1,111
2.88%, 05/15/2032 4,974 4,737
2.88%, 05/15/2052 9,393 8,094
3.00%, 08/15/2052 256 227
3.13%, 08/31/2029 750 730
3.25%, 06/30/2029 350 343
3.25%, 05/15/2042 4,189 3,887
3.38%, 08/15/2042 1,144 1,082
3.88%, 09/30/2029 1,128 1,147
4.13%, 09/30/2027 3,428 3,498
$ 37,144
U.S. Treasury Bill - 0 .07%
4.00%, 02/16/2023
(r)
2,225 2,221
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 39,365
Total Investments $ 3,127,787
Other Assets and Liabilities -  1.16% 36,587
TOTAL NET ASSETS - 100.00% $ 3,164,374

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,665 or 1.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,115 or 0.98% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $807,906 or 25.53% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $90,434 or 2.86% of net assets.
(l) Security purchased on a when-issued basis.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after January 31, 2023, at which time the interest rate will be determined.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .28%
Consumer, Non-cyclical 9 .57%
Investment Companies 7 .90%
Communications 7 .24%
Consumer, Cyclical 7 .17%
Basic Materials 6 .99%
Industrial 6 .78%
Energy 5 .45%
Mortgage Securities 4 .86%
Money Market Funds 4 .74%
Utilities 4 .10%
Technology 3 .91%
Government 3 .85%
Other Assets and Liabilities
1 .16%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 511,407 $ 369,558 $ 141,849
Principal Government Money Market Fund - Institutional Class 4.19% 156,621 515,965 672,586 —
$ 156,621 $ 1,027,372 $ 1,042,144 $ 141,849
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 751 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 634 — — —
$ 1,385 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Bright Bidco 12/09/2022 $ 756 $ 415 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,846 173 0.01%
Material Sciences Corp   10.93%, PIK 10.93%, 01/09/2024 12/22/2016-12/30/22 19,107 18,905 0.60%
Real Alloy Holding Inc   14.73%, 05/31/2025 05/31/2018-06/30/2020 17,944 17,944 0.57%
Specialty Steel   15.14%, 11/15/2026 06/04/2021 41,564 41,564 1.31%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 12,741 0.40%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,688 0.62%
Total $ 111,430 3.52%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; March 2023 Short 20 $ 2,481 $ 72
Total $ 72
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/10/2023 RON 17,800 EUR 3,583 $ 38 $ —
Citigroup Inc 02/24/2023 $ 3,369 ZAR 58,000 41 —
HSBC Securities Inc 02/24/2023 HUF 600,000 $ 1,661 — (3)
JPMorgan Chase 02/15/2023 $ 9,433 EUR 8,757 — (95)
JPMorgan Chase 02/24/2023 EUR 1,525 $ 1,662 — (2)
Total $ 79 $ (100)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .54 % Shares Held Value (000's)
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
916,054 $ 915
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
71,506,520 71,507
$ 72,422
TOTAL INVESTMENT COMPANIES $ 72,422
COMMON STOCKS - 98 .36 % Shares Held Value (000's)
Aerospace & Defense - 0 .42%
BAE Systems PLC 1,854,635 $ 19,633
Apparel - 2 .83%
Burberry Group PLC 575,742 17,538
Gildan Activewear Inc
(d)
909,200 28,508
LVMH Moet Hennessy Louis Vuitton SE 100,336 87,591
$ 133,637
Automobile Manufacturers - 1 .40%
Bayerische Motoren Werke AG 333,994 34,022
Ferrari NV 82,342 20,576
Kia Corp 207,135 11,285
$ 65,883
Banks - 11 .51%
AIB Group PLC 2,841,819 11,937
Bank Leumi Le-Israel BM 2,271,950 20,078
Bank Negara Indonesia Persero Tbk PT 35,326,800 21,655
Bank of Ireland Group PLC 3,073,455 32,836
Bank Rakyat Indonesia Persero Tbk PT 159,200,320 48,822
Bankinter SA 1,858,435 13,409
Credicorp Ltd 106,108 14,250
DBS Group Holdings Ltd 1,737,100 47,555
FinecoBank Banca Fineco SpA 856,016 15,367
Grupo Financiero Banorte SAB de CV 3,095,730 25,646
HDFC Bank Ltd ADR 301,598 20,316
ICICI Bank Ltd ADR 3,064,296 63,829
Kasikornbank PCL 3,074,200 13,508
Kotak Mahindra Bank Ltd 1,114,696 23,667
Lloyds Banking Group PLC 56,475,782 36,754
Nordea Bank Abp 3,204,512 37,462
PT Bank Central Asia Tbk 30,679,670 17,411
Resona Holdings Inc 2,178,700 12,056
Toronto-Dominion Bank/The 682,424 47,217
United Overseas Bank Ltd 833,000 18,935
$ 542,710
Beverages - 1 .64%
Diageo PLC 862,688 37,722
Kweichow Moutai Co Ltd 87,679 24,045
Remy Cointreau SA 82,601 15,553
$ 77,320
Biotechnology - 1 .18%
CSL Ltd 173,204 36,572
Genmab A/S
(e)
48,344 18,946
$ 55,518
Building Materials - 1 .33%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,914,048 27,085
CRH PLC 758,191 35,425
$ 62,510
Chemicals - 2 .20%
Air Liquide SA 146,194 23,278
K+S AG 531,433 12,721
Nutrien Ltd 474,800 39,303
Shin-Etsu Chemical Co Ltd 192,400 28,364
$ 103,666
Commercial Services - 1 .08%
Localiza Rent a Car SA 2,152,460 25,110
Localiza Rent a Car SA - Rights
(e)
9,407 30
TechnoPro Holdings Inc 555,500 17,296
TOPPAN INC 523,400 8,433
$ 50,869
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .64%
Capgemini SE 236,197 $ 44,827
Infosys Ltd 1,730,269 32,590
Teleperformance 115,330 32,060
WNS Holdings Ltd ADR
(e)
174,761 14,807
$ 124,284
Consumer Products - 0 .37%
Reckitt Benckiser Group PLC 243,784 17,372
Cosmetics & Personal Care - 2 .70%
L'Oreal SA 165,459 68,320
Unilever PLC 1,156,458 58,862
$ 127,182
Distribution & Wholesale - 1 .04%
ITOCHU Corp 731,500 23,643
Rexel SA
(e)
41,123 910
RS GROUP PLC 1,097,340 12,758
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
4,180,827 11,950
$ 49,261
Diversified Financial Services - 1 .95%
Bajaj Finance Ltd 224,241 16,210
Banco BTG Pactual SA 3,019,800 12,850
Brookfield Asset Management Ltd 438,338 14,311
Deutsche Boerse AG 105,908 18,951
Euronext NV
(f)
125,265 10,150
London Stock Exchange Group PLC 211,152 19,330
$ 91,802
Electric - 1 .50%
Iberdrola SA 4,178,776 49,024
SSE PLC 1,009,135 21,540
$ 70,564
Electronics - 1 .79%
Halma PLC 527,492 14,044
Hoya Corp 384,604 42,296
Kyocera Corp 270,600 14,042
Shimadzu Corp 454,200 13,958
$ 84,340
Engineering & Construction - 1 .03%
Anhui Honglu Steel Construction Group Co Ltd 1,787,217 8,836
Vinci SA 349,915 39,536
$ 48,372
Food - 3 .86%
Danone SA 386,623 21,202
Dino Polska SA
(e),(f)
94,821 8,590
Nestle SA 703,395 85,821
Seven & i Holdings Co Ltd 1,229,800 58,062
Want Want China Holdings Ltd 12,680,000 8,259
$ 181,934
Food Service - 0 .41%
Compass Group PLC 811,311 19,381
Healthcare - Products - 0 .66%
Alcon Inc 284,023 21,432
Sartorius Stedim Biotech 27,735 9,675
$ 31,107
Healthcare - Services - 1 .27%
ICON PLC
(e)
129,939 29,978
Lonza Group AG 52,440 29,914
$ 59,892
Home Builders - 0 .63%
Taylor Wimpey PLC 20,606,767 29,899
Home Furnishings - 0 .84%
Haier Smart Home Co Ltd 6,918,200 25,515
Howden Joinery Group PLC 1,660,327 14,167
$ 39,682
Insurance - 5 .47%
AIA Group Ltd 5,713,600 64,607
ASR Nederland NV 255,321 12,085
AXA SA 1,109,922 34,628

Schedule of Investments
Diversified International Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Fairfax Financial Holdings Ltd 55,500 $ 36,743
MS&AD Insurance Group Holdings Inc 658,100 21,108
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
121,728 43,969
Prudential PLC 1,634,076 27,150
Tryg A/S 769,432 17,657
$ 257,947
Internet - 1 .35%
JD.com Inc 1,190,400 35,347
Pinduoduo Inc ADR
(e)
287,089 28,129
$ 63,476
Investment Companies - 0 .21%
EXOR NV
(e)
122,351 9,726
Iron & Steel - 0 .45%
Nippon Steel Corp 1,029,800 21,435
Leisure Products & Services - 1 .03%
Shimano Inc 203,100 36,220
Yamaha Motor Co Ltd 506,000 12,463
$ 48,683
Machinery - Construction & Mining - 1 .76%
Mitsubishi Electric Corp 2,262,800 24,938
Mitsubishi Heavy Industries Ltd 928,800 36,418
Weir Group PLC/The 979,654 21,596
$ 82,952
Machinery - Diversified - 2 .53%
Atlas Copco AB - A Shares 3,084,041 36,595
Keyence Corp 110,700 50,963
NARI Technology Co Ltd 3,467,030 13,590
THK Co Ltd 854,900 18,143
$ 119,291
Metal Fabrication & Hardware - 0 .37%
APL Apollo Tubes Ltd 1,245,504 17,456
Mining - 3 .62%
Anglo American PLC 582,287 25,114
BHP Group Ltd 1,670,951 58,520
Franco-Nevada Corp 343,902 50,451
Rio Tinto Ltd 407,180 36,539
$ 170,624
Oil & Gas - 4 .48%
BP PLC 6,836,530 41,294
Equinor ASA 652,816 19,896
Noble Corp PLC
(e)
322,142 13,108
Reliance Industries Ltd 727,085 20,975
Shell PLC 2,205,157 64,738
Suncor Energy Inc 792,700 27,513
Tourmaline Oil Corp 508,800 23,712
$ 211,236
Oil & Gas Services - 0 .98%
Schlumberger Ltd 808,467 46,066
Pharmaceuticals - 7 .28%
AstraZeneca PLC 658,233 86,236
Merck KGaA 105,593 22,040
Novo Nordisk A/S 835,313 115,599
Roche Holding AG 211,105 65,901
Sanofi 543,319 53,204
$ 342,980
Pipelines - 0 .20%
Gaztransport Et Technigaz SA 83,531 9,235
Private Equity - 3 .10%
3i Group PLC 4,244,202 82,803
Brookfield Corp 1,701,553 63,303
$ 146,106
Real Estate - 0 .38%
Mitsubishi Estate Co Ltd 1,392,300 17,895
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .33%
CapitaLand Integrated Commercial Trust 7,398,700 $ 12,105
Segro PLC 325,041 3,346
$ 15,451
Retail - 5 .49%
ABC-Mart Inc 160,200 8,634
Alimentation Couche-Tard Inc 1,261,992 57,629
Arezzo Industria e Comercio SA 489,800 8,472
Bosideng International Holdings Ltd 18,966,000 10,569
Dollarama Inc 361,600 21,625
JD Sports Fashion PLC 15,879,199 32,006
Li Ning Co Ltd 885,500 8,754
MatsukiyoCocokara & Co 224,800 11,214
Swatch Group AG/The - BR 24,941 9,030
Wal-Mart de Mexico SAB de CV 13,574,578 53,021
Yum China Holdings Inc 610,201 37,595
$ 258,549
Semiconductors - 9 .34%
Advantest Corp 233,300 16,723
ASM International NV 59,062 19,975
ASML Holding NV 163,466 108,156
Infineon Technologies AG 595,071 21,429
Renesas Electronics Corp
(e)
2,701,000 27,783
Samsung Electronics Co Ltd 1,935,519 96,409
SK Hynix Inc 305,307 22,087
Taiwan Semiconductor Manufacturing Co Ltd 7,240,544 127,772
$ 440,334
Software - 0 .97%
Dassault Systemes SE 611,702 22,750
Nexon Co Ltd 630,300 15,198
TIS Inc 271,400 7,826
$ 45,774
Telecommunications - 1 .38%
Nice Ltd ADR
(e)
117,647 24,404
Nippon Telegraph & Telephone Corp 1,359,600 40,768
$ 65,172
Toys, Games & Hobbies - 1 .19%
Nintendo Co Ltd 1,296,400 56,209
Transportation - 2 .17%
Canadian National Railway Co 437,348 52,059
Canadian Pacific Railway Ltd 638,300 50,381
$ 102,440
TOTAL COMMON STOCKS $ 4,635,855
Total Investments $ 4,708,277
Other Assets and Liabilities -  0.10% 4,624
TOTAL NET ASSETS - 100.00% $ 4,712,901
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $915 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $880 or 0.02% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,740 or 0.40% of net assets.

Schedule of Investments
Diversified International Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 14 .93%
Japan 13 .60%
Canada 10 .86%
France 9 .82%
China 4 .63%
Switzerland 4 .49%
India 4 .46%
Netherlands 3 .41%
Germany 3 .24%
Denmark 3 .22%
United States 2 .80%
Australia 2 .80%
Korea, Republic Of 2 .76%
Taiwan 2 .71%
Ireland 2 .34%
Indonesia 1 .87%
Mexico 1 .67%
Singapore 1 .67%
Hong Kong 1 .59%
Spain 1 .32%
Brazil 1 .23%
Israel 0 .95%
Finland 0 .79%
Sweden 0 .78%
Italy 0 .77%
Norway 0 .42%
Peru 0 .30%
Thailand 0 .29%
Poland 0 .18%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 310,042 $ 238,535 $ 71,507
Principal Government Money Market Fund - Institutional Class 4.19% 91,593 380,722 472,315 —
$ 91,593 $ 690,764 $ 710,850 $ 71,507
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 192 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 360 — — —
$ 552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .00 % Shares Held Value (000's)
Money Market Funds - 2 .00%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
5,971,188 $ 5,971
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
192,706,543 192,707
$ 198,678
TOTAL INVESTMENT COMPANIES $ 198,678
COMMON STOCKS - 98 .20 % Shares Held Value (000's)
Apparel - 0 .71%
NIKE Inc 549,488 $ 69,966
Automobile Manufacturers - 3 .26%
Cummins Inc 332,608 82,999
PACCAR Inc 2,195,100 239,946
$ 322,945
Automobile Parts & Equipment - 2 .55%
Magna International Inc 3,896,434 253,034
Banks - 10 .46%
Bank of America Corp 5,029,167 178,435
First Republic Bank/CA 879,828 123,950
JPMorgan Chase & Co 1,738,515 243,322
Morgan Stanley 2,892,239 281,502
PNC Financial Services Group Inc/The 1,265,537 209,358
$ 1,036,567
Beverages - 1 .60%
Coca-Cola Co/The 2,589,007 158,758
Biotechnology - 1 .88%
Corteva Inc 2,883,746 185,857
Chemicals - 2 .45%
Air Products and Chemicals Inc 547,191 175,380
PPG Industries Inc 517,772 67,487
$ 242,867
Computers - 1 .48%
Apple Inc 1,018,984 147,029
Diversified Financial Services - 3 .94%
BlackRock Inc 316,488 240,281
Discover Financial Services 1,290,071 150,590
$ 390,871
Electric - 5 .22%
Eversource Energy 305,848 25,181
NextEra Energy Inc 2,445,710 182,523
Sempra Energy 399,539 64,058
WEC Energy Group Inc 1,341,230 126,062
Xcel Energy Inc 1,736,610 119,427
$ 517,251
Food - 2 .77%
Hormel Foods Corp 4,352,029 197,191
Tyson Foods Inc 1,167,547 76,766
$ 273,957
Healthcare - Products - 4 .85%
Abbott Laboratories 1,765,489 195,175
Medtronic PLC 2,024,174 169,403
STERIS PLC 559,441 115,530
$ 480,108
Healthcare - Services - 0 .93%
UnitedHealth Group Inc 184,879 92,290
Home Builders - 1 .51%
DR Horton Inc 1,512,227 149,242
Insurance - 3 .84%
Chubb Ltd 925,057 210,441
Fidelity National Financial Inc 3,863,499 170,110
$ 380,551
Machinery - Diversified - 2 .22%
Deere & Co 521,168 220,371
Media - 3 .19%
Cable One Inc 76,414 60,358
Comcast Corp - Class A 6,499,525 255,756
$ 316,114
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .95%
Parker-Hannifin Corp 728,857 $ 237,607
Trane Technologies PLC 860,060 154,054
$ 391,661
Oil & Gas - 5 .96%
Chevron Corp 879,997 153,137
EOG Resources Inc 1,499,510 198,310
Marathon Petroleum Corp 1,856,750 238,630
$ 590,077
Pharmaceuticals - 9 .98%
Becton Dickinson and Co 834,222 210,407
Eli Lilly & Co 28,738 9,890
Merck & Co Inc 2,334,652 250,765
Novartis AG ADR 2,218,218 201,015
Pfizer Inc 2,873,025 126,873
Roche Holding AG ADR 4,863,366 190,401
$ 989,351
Pipelines - 1 .97%
Enterprise Products Partners LP 7,605,917 194,711
Private Equity - 2 .03%
KKR & Co Inc 3,608,171 201,372
REITs - 4 .30%
Alexandria Real Estate Equities Inc 1,113,987 179,062
Digital Realty Trust Inc 1,273,270 145,942
Realty Income Corp 1,488,719 100,980
$ 425,984
Retail - 3 .67%
Costco Wholesale Corp 367,913 188,055
Starbucks Corp 1,038,625 113,356
Target Corp 363,786 62,622
$ 364,033
Semiconductors - 3 .73%
Microchip Technology Inc 2,657,539 206,278
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,761,969 163,387
$ 369,665
Software - 3 .71%
Fidelity National Information Services Inc 1,161,941 87,192
Microsoft Corp 496,661 123,078
SAP SE ADR
(d)
1,329,368 157,570
$ 367,840
Telecommunications - 4 .64%
BCE Inc 4,875,730 230,622
Verizon Communications Inc 5,506,917 228,923
$ 459,545
Transportation - 1 .40%
Expeditors International of Washington Inc 931,619 100,755
Union Pacific Corp 183,815 37,533
$ 138,288
TOTAL COMMON STOCKS $ 9,730,305
Total Investments $ 9,928,983
Other Assets and Liabilities -  (0.20)% (20,074)
TOTAL NET ASSETS - 100.00% $ 9,908,909
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,771 or 0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25,768 or 0.26% of net assets.

Schedule of Investments
Equity Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .57%
Consumer, Non-cyclical 22 .01%
Consumer, Cyclical 11 .70%
Technology 8 .92%
Energy 7 .93%
Communications 7 .83%
Industrial 7 .57%
Utilities 5 .22%
Basic Materials 2 .45%
Money Market Funds 2 .00%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 751,898 $ 559,191 $ 192,707
Principal Government Money Market Fund - Institutional Class 4.19% 169,364 358,619 527,983 —
$ 169,364 $ 1,110,517 $ 1,087,174 $ 192,707
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,029 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 815 — — —
$ 1,844 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11 .03 % Shares Held Value (000's)
Money Market Funds - 11 .03%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
46,664,045 $ 46,664
TOTAL INVESTMENT COMPANIES $ 46,664
BONDS - 83 .80%
Principal
Amount (000's) Value (000's)
Banks - 5 .31%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 $ 3,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
400 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(d),(e),(f)
6,175 5,438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(d),(e),(f)
3,100 3,202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(f)
4,850 4,838
Standard Chartered PLC
7.75%, 08/15/2027
(c),(d),(e),(f)
4,750 4,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
$ 22,456
Building Materials - 0 .63%
Cemex SAB de CV
5.13%, 06/08/2026
(c),(d),(f)
1,600 1,473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.13%, 06/08/2026
(c),(d)
1,300 1,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
$ 2,672
Chemicals - 1 .62%
ICL Group Ltd
6.38%, 05/31/2038
(f)
1,400 1,398
Sasol Financing USA LLC
4.38%, 09/18/2026 3,175 2,921
5.50%, 03/18/2031 1,900 1,658
6.50%, 09/27/2028 925 893
$ 6,870
Diversified Financial Services - 0 .51%
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 2,200 2,151
Electric - 2 .05%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
700 522
3.95%, 02/12/2030 2,800 2,088
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
1,071 859
Comision Federal de Electricidad
5.00%, 09/29/2036 3,216 2,746
Lamar Funding Ltd
3.96%, 05/07/2025 2,150 2,058
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
2,350 403
$ 8,676
Energy - Alternate Sources - 0 .62%
Energo-Pro AS
8.50%, 02/04/2027
(f)
2,775 2,636
Engineering & Construction - 0 .46%
IHS Holding Ltd
5.63%, 11/29/2026
(f)
2,300 1,942
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 2 .72%
Prosus NV
3.26%, 01/19/2027
(f)
$ 5,100 $ 4,630
3.26%, 01/19/2027 550 499
4.19%, 01/19/2032 2,850 2,444
Tencent Holdings Ltd
3.68%, 04/22/2041 1,525 1,208
3.93%, 01/19/2038 3,200 2,742
$ 11,523
Iron & Steel - 0 .72%
CSN Inova Ventures
6.75%, 01/28/2028 3,050 3,046
Lodging - 1 .03%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 470
5.63%, 07/17/2027
(f)
300 273
5.63%, 07/17/2027 950 865
5.75%, 07/21/2028 3,050 2,734
$ 4,342
Mining - 1 .70%
Corp Nacional del Cobre de Chile
5.13%, 02/02/2033
(f),(h)
1,350 1,353
Stillwater Mining Co
4.00%, 11/16/2026
(f)
4,275 3,935
4.00%, 11/16/2026 450 414
4.50%, 11/16/2029
(f)
1,550 1,328
4.50%, 11/16/2029 200 172
$ 7,202
Oil & Gas - 8 .57%
Ecopetrol SA
8.88%, 01/13/2033 1,400 1,436
Energean Israel Finance Ltd
4.88%, 03/30/2026
(f)
800 747
5.38%, 03/30/2028
(f)
4,300 3,956
KazMunayGas National Co JSC
5.38%, 04/24/2030 6,950 6,410
Kosmos Energy Ltd
7.13%, 04/04/2026 2,875 2,600
7.50%, 03/01/2028
(f)
350 299
7.50%, 03/01/2028 1,950 1,665
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
1,900 1,896
6.13%, 06/30/2025
(f)
2,050 2,035
6.50%, 06/30/2027
(f)
3,525 3,468
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
46 40
Petroleos Mexicanos
5.35%, 02/12/2028 2,525 2,201
5.95%, 01/28/2031 1,150 921
6.50%, 01/23/2029 950 859
6.70%, 02/16/2032 2,325 1,930
6.84%, 01/23/2030 1,800 1,566
10.00%, 02/07/2033
(f),(h)
1,650 1,612
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 2,900 2,587
$ 36,228
Pipelines - 1 .69%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
2,774 2,394
2.16%, 03/31/2034 5,502 4,747
$ 7,141
Real Estate - 1 .60%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 600 389
3.13%, 10/22/2025 2,125 1,456
4.20%, 02/06/2026 3,200 2,193
5.40%, 05/27/2025 350 266
7.25%, 04/08/2026 900 684

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
MAF Global Securities Ltd
7.88%, 06/30/2027
(c),(d)
$ 1,075 $ 1,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 118
6.25%, 08/10/2024 500 152
6.95%, 07/23/2023 1,150 389
$ 6,762
Semiconductors - 0 .47%
SK Hynix Inc
6.25%, 01/17/2026
(f)
1,350 1,364
6.38%, 01/17/2028
(f)
600 609
$ 1,973
Sovereign - 52 .36%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,000 982
Angolan Government International Bond
8.00%, 11/26/2029 1,625 1,506
8.75%, 04/14/2032
(f)
5,200 4,803
8.75%, 04/14/2032 725 670
Bahamas Government International Bond
6.00%, 11/21/2028 4,850 3,939
9.00%, 06/16/2029
(f)
600 542
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 111,100 20,055
Colombia Government International Bond
3.00%, 01/30/2030 $ 4,800 3,737
3.13%, 04/15/2031 750 567
4.50%, 03/15/2029 4,100 3,615
7.50%, 02/02/2034
(h)
1,125 1,112
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 107,200 4,291
1.25%, 02/14/2025 81,400 3,416
2.40%, 09/17/2025 73,600 3,112
Ecuador Government International Bond
2.50%, 07/31/2035
(i)
$ 10,100 4,897
El Salvador Government International Bond
6.38%, 01/18/2027 3,150 1,725
7.63%, 09/21/2034 1,100 519
7.63%, 02/01/2041 2,250 1,057
7.65%, 06/15/2035 2,350 1,131
8.63%, 02/28/2029 3,450 1,827
Ghana Government International Bond
7.63%, 05/16/2029 350 129
10.75%, 10/14/2030 650 452
Hungary Government International Bond
6.13%, 05/22/2028
(f)
4,175 4,317
6.25%, 09/22/2032
(f)
4,150 4,290
Indonesia Treasury Bond
7.00%, 02/15/2033 IDR 156,500,000 10,615
7.13%, 06/15/2038 42,000,000 2,861
7.50%, 05/15/2038 30,600,000 2,141
Iraq International Bond
5.80%, 01/15/2028 $ 9,484 8,777
6.75%, 03/09/2023 400 397
Israel Government International Bond
4.50%, 01/17/2033 4,875 4,879
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 9,400 7,999
4.88%, 01/30/2032
(f)
175 149
5.88%, 10/17/2031 1,200 1,096
Mexican Bonos
7.75%, 11/23/2034 MXN 384,400 19,026
7.75%, 11/13/2042 84,000 4,027
Mexico Government International Bond
4.88%, 05/19/2033 $ 5,425 5,208
6.35%, 02/09/2035 4,850 5,149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Pakistan Government International Bond
6.88%, 12/05/2027 $ 2,325 $ 977
7.38%, 04/08/2031 2,100 873
Republic of Poland Government Bond
0.00%, 07/25/2024
(g)
PLN 24,700 5,242
2.50%, 07/25/2026 20,000 4,111
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 283,500 14,074
Republic of South Africa Government
International Bond
5.75%, 09/30/2049 $ 750 571
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 1,325 1,300
Romania Government Bond
4.85%, 07/25/2029 RON 13,300 2,543
5.00%, 02/12/2029 14,075 2,738
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,158 949
2.00%, 04/14/2033 5,300 3,926
3.62%, 05/26/2030 2,250 2,071
Saudi Government International Bond
4.50%, 10/26/2046 $ 8,475 7,584
4.63%, 10/04/2047 200 181
4.75%, 01/18/2028
(f)
3,500 3,545
4.88%, 07/18/2033
(f)
3,475 3,536
5.00%, 01/18/2053
(f)
2,775 2,644
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,425 2,329
6.25%, 07/30/2024 $ 725 711
Serbia International Bond
6.25%, 05/26/2028
(f)
1,575 1,599
Sri Lanka Government International Bond
0.00%, 04/18/2023
(g)
800 272
0.00%, 06/28/2024
(g)
550 187
0.00%, 06/03/2025
(g)
700 245
0.00%, 11/03/2025
(g)
8,690 3,024
0.00%, 07/18/2026
(g)
1,350 465
0.00%, 05/11/2027
(g)
850 288
0.00%, 04/18/2028
(g)
500 169
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
2,700 482
0.00%, 06/24/2030
(g)
3,489 623
Tunisian Republic
5.75%, 01/30/2025 500 325
6.38%, 07/15/2026 EUR 8,525 5,543
Ukraine Government International Bond
0.00%, 09/01/2027
(g)
$ 1,400 300
0.00%, 09/01/2028
(g)
3,950 861
0.00%, 05/21/2031
(f),(g)
1,250 248
0.00%, 05/21/2031
(g)
875 174
0.00%, 08/01/2041
(g),(i)
2,300 734
Zambia Government International Bond
0.00%, 04/14/2024
(g)
2,075 1,038
$ 221,497
Supranational Bank - 0 .83%
Africa Finance Corp
2.88%, 04/28/2028
(f)
4,100 3,520
Transportation - 0 .91%
Transnet SOC Ltd
8.25%, 02/06/2028
(f),(h)
3,850 3,860
TOTAL BONDS $ 354,497

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0 .86%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .86%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 3,800 $ 3,604
TOTAL CONVERTIBLE BONDS $ 3,604
Total Investments $ 404,765
Other Assets and Liabilities -  4.31% 18,253
TOTAL NET ASSETS - 100.00% $ 423,018
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $17,618 or 4.16% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $94,794 or 22.41% of net assets.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14 .77%
Mexico 12 .30%
Israel 7 .54%
Cayman Islands 5 .23%
Brazil 4 .74%
South Africa 4 .37%
Saudi Arabia 4 .14%
Indonesia 3 .70%
Czech Republic 3 .18%
Romania 2 .89%
Colombia 2 .46%
Poland 2 .21%
Cote d'Ivoire 2 .19%
Iraq 2 .16%
Hungary 2 .03%
Netherlands 1 .79%
Jersey, Channel Islands 1 .69%
Angola 1 .66%
Kazakhstan 1 .52%
El Salvador 1 .48%
Tunisia 1 .39%
Ecuador 1 .16%
United Kingdom 1 .15%
Sri Lanka 1 .09%
Bahamas 1 .06%
Ukraine 0 .90%
United Arab Emirates 0 .86%
Supranational 0 .83%
Senegal 0 .72%
India 0 .61%
Bermuda 0 .61%
Chile 0 .52%
Ireland 0 .51%
Korea, Republic Of 0 .47%
Pakistan 0 .44%
Serbia 0 .38%
Uzbekistan 0 .31%
Zambia 0 .25%
Virgin Islands, British 0 .23%
Ghana 0 .14%
Luxembourg 0 .01%
Other Assets and Liabilities
4 .31%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 91,693 $ 45,029 $ 46,664
Principal Government Money Market Fund - Institutional Class 4.19% 32,519 92,371 124,890 —
$ 32,519 $ 184,064 $ 169,919 $ 46,664
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 290 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 97 — — —
$ 387 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; March 2023 Short 51 $ 6,327 $ 183
US Long Bond; March 2023 Long 221 28,702 242
Total $ 425
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/15/2023 EUR 1,050 $ 1,138 $ 4 $ (1)
Citigroup Inc 02/15/2023 $ 297 EUR 275 — (2)
Citigroup Inc 02/24/2023 CNH 27,600 $ 4,095 — (3)
Citigroup Inc 02/24/2023 EUR 9,750 $ 10,621 — (7)
Citigroup Inc 02/24/2023 HUF 3,880,000 $ 10,607 117 —
Citigroup Inc 02/24/2023 KRW 13,000,000 $ 10,535 20 —
Citigroup Inc 02/24/2023 THB 427,600 $ 13,064 — (82)
Citigroup Inc 02/24/2023 $ 27,356 ZAR 470,900 332 —
Citigroup Inc 02/24/2023 $ 5,897 BRL 30,600 — (109)
Citigroup Inc 02/24/2023 $ 17,084 CNH 115,100 21 —
Goldman Sachs & Co 02/24/2023 MYR 17,500 $ 4,103 21 —
Goldman Sachs & Co 02/24/2023 $ 4,122 MYR 17,500 — (2)
HSBC Securities Inc 02/15/2023 EUR 1,750 $ 1,907 1 (4)
HSBC Securities Inc 02/15/2023 $ 626 EUR 575 — —
HSBC Securities Inc 02/24/2023 $ 2,122 ILS 7,250 19 —
JPMorgan Chase 02/15/2023 EUR 575 $ 624 1 —
JPMorgan Chase 02/15/2023 $ 27,683 EUR 25,701 — (278)
JPMorgan Chase 02/24/2023 CZK 189,075 $ 8,592 47 —
JPMorgan Chase 02/24/2023 PLN 36,800 $ 8,473 15 —
JPMorgan Chase 02/24/2023 $ 2,127 ILS 7,300 9 —
Total $ 607 $ (488)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Arab Republic of Egypt, 4.55%,
11/20/2023
8.68% (1.00)% Quarterly 12/20/2027 $ 4,200 $ 1,025 $ 91 $ 1,116
ITRX.38 N/A (5.00)% Quarterly 12/20/2027 EUR 24,950 $ (416) (492) (908)
Republic of South Africa, 5.87%,
09/16/2025
2.56% (1.00)% Quarterly 12/20/2027 $ 13,800 $ 926 (32) 894
Turkey Government International
Bond, 11.88%, 01/15/2030
5.53% (1.00)% Quarterly 12/20/2027 17,850 3,856 (791) 3,065
Total $ 5,391 $ (1,224) $ 4,167
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Pay 3.25% Annual Annual N/A 03/15/2028 KRW 11,200,000 $ 58 $ — $ 58
3 Month KRW Certificate of
Deposit
Pay 3.25% Quarterly Quarterly N/A 03/15/2028 5,700,000 5 25 30
3 Month Tel AVIV Inter-
Bank Offered Rate
Pay 3.21% Quarterly Annual N/A 03/15/2028 ILS 65,750 $ (24) — (24)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.77% Annual Annual N/A 01/02/2025 BRL 217,000 $ (877) — (877)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.77% Annual Annual N/A 01/02/2025 231,000 262 (1,014) (752)
MXN TIIE Banxico Pay 8.76% Monthly Monthly N/A 12/08/2032 MXN 86,700 $ 105 3 108
Sinacofi Chile Interbank
Rate Avg
Receive 7.37% Annual Annual N/A 11/29/2024 CLP 21,600,000 $ 303 — 303

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
Sinacofi Chile Interbank
Rate Avg
Receive 7.37% Annual Annual N/A 11/29/2024 17,000,000 $ 216 $ 22 $ 238
Total $ 48 $ (964) $ (916)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .29 % Shares Held Value (000's)
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
193,907 $ 194
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
5,268,225 5,268
$ 5,462
TOTAL INVESTMENT COMPANIES $ 5,462
COMMON STOCKS - 98 .41 % Shares Held Value (000's)
Agriculture - 0 .81%
Muyuan Foods Co Ltd 113,900 $ 844
SLC Agricola SA 107,930 1,090
$ 1,934
Airlines - 0 .39%
Air Arabia PJSC 1,563,182 939
Apparel - 0 .84%
Fila Holdings Corp 29,789 941
Youngone Corp 30,264 1,076
$ 2,017
Automobile Manufacturers - 3 .90%
Ashok Leyland Ltd 691,457 1,269
BYD Co Ltd 68,500 2,140
Geely Automobile Holdings Ltd 475,000 771
Hyundai Motor Co 12,049 1,643
Kia Corp 37,665 2,052
Yadea Group Holdings Ltd
(d)
634,000 1,445
$ 9,320
Automobile Parts & Equipment - 0 .80%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 844
Weichai Power Co Ltd 709,000 1,071
$ 1,915
Banks - 8 .20%
Bank of Jiangsu Co Ltd 694,170 764
Bank Rakyat Indonesia Persero Tbk PT 7,590,382 2,328
Grupo Financiero Banorte SAB de CV 317,700 2,632
HDFC Bank Ltd 89,282 1,757
Hong Leong Bank Bhd 155,800 750
ICICI Bank Ltd 348,608 3,567
Kasikornbank PCL 294,400 1,294
Kotak Mahindra Bank Ltd 52,563 1,116
PT Bank Central Asia Tbk 4,299,900 2,440
Saudi National Bank/The 183,199 2,319
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 612
$ 19,579
Beverages - 2 .63%
Arca Continental SAB de CV 215,500 1,901
China Resources Beer Holdings Co Ltd 212,000 1,596
Kweichow Moutai Co Ltd 5,600 1,536
Tsingtao Brewery Co Ltd 130,000 1,255
$ 6,288
Building Materials - 1 .45%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
195,221 1,076
China Lesso Group Holdings Ltd 602,000 684
China National Building Material Co Ltd 760,000 697
Voltas Ltd 52,310 515
Xinyi Glass Holdings Ltd 229,000 488
$ 3,460
Chemicals - 1 .31%
Ganfeng Lithium Group Co Ltd
(d)
105,840 967
Navin Fluorine International Ltd 12,447 601
Petronas Chemicals Group Bhd 395,500 776
Supreme Industries Ltd 25,191 780
$ 3,124
Coal - 0 .48%
Exxaro Resources Ltd 92,038 1,155
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .76%
Bidvest Group Ltd/The 61,798 $ 798
GPS Participacoes e Empreendimentos SA
(d),(e)
211,192 515
Jiangsu Expressway Co Ltd
(e)
474,000 467
Localiza Rent a Car SA 83,470 974
Localiza Rent a Car SA - Rights
(e)
364 1
MegaStudyEdu Co Ltd 13,836 840
Network International Holdings PLC
(d),(e)
184,553 599
$ 4,194
Computers - 2 .20%
CI&T Inc
(e)
35,930 267
Globant SA
(e)
4,690 761
Infosys Ltd 142,096 2,676
TDCX Inc ADR
(e)
58,202 767
WNS Holdings Ltd ADR
(e)
9,299 788
$ 5,259
Distribution & Wholesale - 1 .25%
AKR Corporindo Tbk PT 19,882,200 1,743
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
430,563 1,230
$ 2,973
Diversified Financial Services - 4 .47%
Bajaj Finance Ltd 17,286 1,250
Banco BTG Pactual SA 256,850 1,093
BOC Aviation Ltd
(d)
111,500 929
CreditAccess Grameen Ltd
(e)
90,815 958
Fubon Financial Holding Co Ltd 1,088,704 2,193
Hong Kong Exchanges & Clearing Ltd 19,300 868
Intercorp Financial Services Inc 23,443 562
KB Financial Group Inc 61,641 2,809
$ 10,662
Electric - 0 .43%
China Longyuan Power Group Corp Ltd 740,000 1,022
Electrical Components & Equipment - 1 .06%
Delta Electronics Inc 174,000 1,687
Frencken Group Ltd 931,500 838
$ 2,525
Electronics - 1 .11%
HEG Ltd 56,146 714
Lotes Co Ltd 32,000 814
Voltronic Power Technology Corp 22,000 1,113
$ 2,641
Energy - Alternate Sources - 0 .25%
Sao Martinho SA 119,229 587
Engineering & Construction - 0 .49%
Samsung Engineering Co Ltd
(e)
55,171 1,164
Food - 2 .49%
Bid Corp Ltd 64,420 1,330
Dino Polska SA
(d),(e)
23,848 2,161
LT Foods Ltd 331,624 469
Nestle India Ltd 3,535 822
Want Want China Holdings Ltd 1,768,000 1,151
$ 5,933
Gas - 0 .37%
ENN Natural Gas Co Ltd 332,079 889
Hand & Machine Tools - 0 .25%
Techtronic Industries Co Ltd 47,000 606
Healthcare - Products - 1 .47%
Osstem Implant Co Ltd 14,674 2,232
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
25,600 1,266
$ 3,498
Healthcare - Services - 1 .07%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
124,400 987
IHH Healthcare Bhd 471,300 655
WuXi AppTec Co Ltd
(d)
70,400 915
$ 2,557

Schedule of Investments
Global Emerging Markets Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .96%
Haier Smart Home Co Ltd 460,400 $ 1,698
Vestel Beyaz Esya Sanayi ve Ticaret AS 851,765 587
$ 2,285
Insurance - 3 .16%
AIA Group Ltd 202,600 2,291
ICICI Lombard General Insurance Co Ltd
(d)
58,519 810
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 611
PICC Property & Casualty Co Ltd 1,868,000 1,756
Qualitas Controladora SAB de CV
(f)
375,400 2,074
$ 7,542
Internet - 15 .72%
Alibaba Group Holding Ltd
(e)
438,924 6,035
Baidu Inc
(e)
145,350 2,443
IndiaMart InterMesh Ltd
(d)
13,221 736
JD.com Inc 93,333 2,771
Meituan
(d),(e)
201,600 4,507
My EG Services Bhd 6,756,500 1,448
Naspers Ltd 15,175 2,934
Pinduoduo Inc ADR
(e)
29,602 2,900
Tencent Holdings Ltd 254,000 12,377
Trip.com Group Ltd ADR
(e)
37,178 1,367
$ 37,518
Investment Companies - 0 .30%
VEF AB
(e)
2,206,097 469
Yangzijiang Financial Holding Ltd
(e)
914,500 259
$ 728
Iron & Steel - 2 .31%
Gerdau SA ADR 205,635 1,337
Hunan Valin Steel Co Ltd 859,889 634
Severstal PAO
(e)
31,471 —
Vale SA 189,900 3,549
$ 5,520
Leisure Products & Services - 0 .54%
Eicher Motors Ltd 32,535 1,301
Lodging - 0 .41%
Galaxy Entertainment Group Ltd 142,000 989
Machinery - Diversified - 1 .14%
NARI Technology Co Ltd 311,858 1,222
WEG SA 199,800 1,509
$ 2,731
Metal Fabrication & Hardware - 0 .39%
APL Apollo Tubes Ltd 66,315 929
Mining - 2 .09%
Anglo American PLC 53,983 2,328
Impala Platinum Holdings Ltd 134,713 1,562
Polyus PJSC
(e)
343 —
Shandong Gold Mining Co Ltd
(d)
570,750 1,101
$ 4,991
Miscellaneous Manufacturers - 0 .47%
Elite Material Co Ltd 84,000 510
Pidilite Industries Ltd 22,058 616
$ 1,126
Oil & Gas - 4 .61%
Indian Oil Corp Ltd 1,546,524 1,547
Petro Rio SA
(e)
158,600 1,318
Reliance Industries Ltd 199,948 5,768
Saudi Arabian Oil Co
(d)
267,747 2,362
$ 10,995
Pharmaceuticals - 1 .20%
Caplin Point Laboratories Ltd 72,949 619
Grand Pharmaceutical Group Ltd 1,050,000 654
Hansoh Pharmaceutical Group Co Ltd
(d)
448,000 917
Richter Gedeon Nyrt 30,403 686
$ 2,876
Pipelines - 1 .02%
Gaztransport Et Technigaz SA 21,942 2,426
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .30%
China Overseas Land & Investment Ltd 390,500 $ 1,055
China Resources Land Ltd 246,000 1,179
Multiplan Empreendimentos Imobiliarios SA 186,900 881
$ 3,115
Retail - 4 .12%
Arezzo Industria e Comercio SA 38,000 657
El Puerto de Liverpool SAB de CV 119,358 757
Jumbo SA 66,994 1,203
Lojas Renner SA 166,942 716
Mitra Adiperkasa Tbk PT
(e)
9,967,100 866
Wal-Mart de Mexico SAB de CV 680,300 2,657
Yifeng Pharmacy Chain Co Ltd 134,973 1,136
Yum China Holdings Inc 30,250 1,833
$ 9,825
Semiconductors - 15 .50%
ASML Holding NV - NY Reg Shares 2,255 1,490
Hana Materials Inc 15,436 477
MediaTek Inc 83,000 2,005
Novatek Microelectronics Corp 61,300 730
Parade Technologies Ltd 15,000 464
RichWave Technology Corp 68,371 301
Samsung Electronics Co Ltd 252,365 12,570
SK Hynix Inc 31,808 2,301
Taiwan Semiconductor Manufacturing Co Ltd 943,685 16,653
$ 36,991
Shipbuilding - 0 .38%
Yangzijiang Shipbuilding Holdings Ltd 914,500 902
Software - 0 .96%
NetEase Inc 129,625 2,300
Telecommunications - 1 .79%
America Movil SAB de CV ADR 89,319 1,869
KT Corp 32,216 918
Millicom International Cellular SA
(e)
36,315 622
ZTE Corp 358,800 867
$ 4,276
Transportation - 0 .56%
Container Corp Of India Ltd 63,247 487
MISC Bhd 494,500 849
$ 1,336
TOTAL COMMON STOCKS $ 234,943
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 20,961 $ 40
TOTAL PREFERRED STOCKS $ 40
Total Investments $ 240,445
Other Assets and Liabilities -  (0.72)% (1,718)
TOTAL NET ASSETS - 100.00% $ 238,727
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $194 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,406 or 8.55% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $191 or 0.08% of net assets.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 27 .94%
India 12 .87%
Korea, Republic Of 12 .17%
Taiwan 10 .93%
Brazil 6 .61%
Mexico 4 .98%
Hong Kong 4 .37%
South Africa 3 .25%
Indonesia 3 .09%
United States 2 .48%
Malaysia 2 .23%
Saudi Arabia 1 .96%
France 1 .02%
United Kingdom 0 .98%
Poland 0 .91%
Singapore 0 .82%
United Arab Emirates 0 .64%
Netherlands 0 .62%
Thailand 0 .54%
Greece 0 .50%
Uruguay 0 .32%
Hungary 0 .29%
Luxembourg 0 .26%
Vietnam 0 .26%
Turkey 0 .25%
Peru 0 .24%
Sweden 0 .19%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .72 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 15,980 $ 10,712 $ 5,268
Principal Government Money Market Fund - Institutional Class 4.19% 523 20,215 20,738 —
$ 523 $ 36,195 $ 31,450 $ 5,268
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 40 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 39 — — —
$ 79 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .42 % Shares Held Value (000's)
Money Market Funds - 2 .42%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
943 $ 1
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
57,162,414 57,162
$ 57,163
TOTAL INVESTMENT COMPANIES $ 57,163
COMMON STOCKS - 97 .76 % Shares Held Value (000's)
Engineering & Construction - 0 .46%
Cellnex Telecom SA - Rights
(d)
278,118 $ 10,899
Entertainment - 0 .69%
Marriott Vacations Worldwide Corp 100,972 16,160
Private Equity - 1 .13%
Capitaland Investment Ltd/Singapore 8,840,100 26,782
Real Estate - 10 .50%
Castellum AB 605,238 8,305
CK Asset Holdings Ltd 4,091,000 26,156
Fabege AB 1,163,774 10,999
Hongkong Land Holdings Ltd 280,007 1,369
Mitsubishi Estate Co Ltd 2,596,900 33,378
Mitsui Fudosan Co Ltd 2,396,093 44,912
Sun Hung Kai Properties Ltd 4,253,000 60,314
Vonovia SE 1,628,068 45,989
Wharf Real Estate Investment Co Ltd 1,368,000 7,831
Wihlborgs Fastigheter AB 1,070,655 8,815
$ 248,068
REITs - 84 .43%
Aedifica SA 146,329 12,841
Agree Realty Corp 308,657 23,035
Alexandria Real Estate Equities Inc 353,147 56,765
Allied Properties Real Estate Investment Trust 1,162,039 25,921
American Homes 4 Rent 1,485,621 50,942
American Tower Corp 276,865 61,849
Apartment Income REIT Corp 678,714 25,968
AvalonBay Communities Inc 405,858 72,015
Big Yellow Group PLC 660,534 9,852
Boston Properties Inc 21,950 1,636
Broadstone Net Lease Inc 1,224,368 22,173
Canadian Apartment Properties REIT 617,976 22,851
CapitaLand Integrated Commercial Trust 21,040,218 34,425
Charter Hall Group 1,006,414 9,910
Cousins Properties Inc 681,386 18,684
CubeSmart 1,014,085 46,435
Daiwa House REIT Investment Corp 8,329 18,122
Daiwa Office Investment Corp 3,999 18,831
Digital Realty Trust Inc 456,392 52,312
Equinix Inc 68,782 50,770
Equity LifeStyle Properties Inc 579,018 41,562
Equity Residential 203,026 12,923
Essex Property Trust Inc 246,247 55,669
Extra Space Storage Inc 460,177 72,630
First Industrial Realty Trust Inc 817,856 43,633
Gaming and Leisure Properties Inc 528,697 28,317
Gecina SA 163,428 19,358
GLP J-Reit 16,008 18,114
Goodman Group 2,159,736 30,806
GPT Group/The 6,091,352 19,745
Great Portland Estates PLC 521,747 3,670
Healthcare Realty Trust Inc 1,086,385 23,390
Industrial & Infrastructure Fund Investment Corp 14,909 16,523
Inmobiliaria Colonial Socimi SA 2,388,771 17,423
InterRent Real Estate Investment Trust 936,120 10,138
Invitation Homes Inc 1,897,190 61,659
Japan Metropolitan Fund Invest 41,268 31,904
Kilroy Realty Corp 511,013 20,972
Klepierre SA
(e)
925,182 23,481
Link REIT 5,150,800 41,229
Mapletree Industrial Trust 7,524,200 13,674
Medical Properties Trust Inc 1,314,234 17,019
Merlin Properties Socimi SA 2,080,090 20,328
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mori Hills REIT Investment Corp 8,870 $ 10,079
Nippon Accommodations Fund Inc 650 2,917
Nomura Real Estate Master Fund Inc
(e)
1,291 1,510
Prologis Inc 835,313 107,989
Prologis Property Mexico SA de CV 3,525,382 11,497
Regency Centers Corp 526,565 35,085
Rexford Industrial Realty Inc 1,054,387 66,922
Sabra Health Care REIT Inc 1,067,881 14,416
Safestore Holdings PLC 1,729,952 21,541
Saul Centers Inc 194,676 8,334
Scentre Group 10,029,965 21,763
Segro PLC 4,361,768 44,898
Sekisui House Reit Inc 19,276 10,537
Simon Property Group Inc 104,689 13,448
Stockland 3,384,893 9,458
Summit Industrial Income REIT 1,400,062 24,075
Sun Communities Inc 373,402 58,572
Sunstone Hotel Investors Inc 1,794,725 19,724
Terreno Realty Corp 195,084 12,569
UNITE Group PLC/The 1,207,090 14,870
Ventas Inc 1,374,564 71,216
VICI Properties Inc 2,128,396 72,749
Welltower Inc 804,340 60,358
$ 1,994,031
Telecommunications - 0 .55%
NEXTDC Ltd
(e)
1,836,163 12,976
TOTAL COMMON STOCKS $ 2,308,916
Total Investments $ 2,366,079
Other Assets and Liabilities -  (0.18)% (4,331)
TOTAL NET ASSETS - 100.00% $ 2,361,748
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,899 or 0.46% of net assets.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Location Percent
United States 62 .45%
Japan 8 .76%
Hong Kong 5 .80%
Australia 4 .43%
United Kingdom 4 .01%
Canada 3 .52%
Singapore 3 .17%
Spain 2 .06%
Germany 1 .95%
France 1 .81%
Sweden 1 .19%
Belgium 0 .54%
Mexico 0 .49%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 101,499 $ 44,337 $ 57,162
Principal Government Money Market Fund - Institutional Class 4.19% 24,613 48,967 73,580 —
$ 24,613 $ 150,466 $ 117,917 $ 57,162
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 98 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 16 — — —
$ 114 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .50 % Shares Held Value (000's)
Money Market Funds - 0 .50%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
101 $ —
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
3,225,795 3,226
$ 3,226
TOTAL INVESTMENT COMPANIES $ 3,226
BONDS - 11 .99%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3 .56%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 $ 2,679 $ 2,651
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 654 650
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 4,823 4,767
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,904 1,889
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 3,232 3,203
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 2,603 2,579
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 1,287 1,285
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 5,255 5,274
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
247 246
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 98 98
$ 22,642
Commercial Mortgage Backed Securities - 0 .37%
Ginnie Mae
0.26%, 10/16/2054
(e),(f)
22,815 263
0.41%, 10/16/2053
(e),(f)
4,224 64
0.42%, 04/16/2047
(e),(f)
33,787 332
0.44%, 11/16/2052
(e),(f)
12,049 111
0.44%, 06/16/2057
(e),(f)
3,749 82
0.58%, 08/16/2051
(e),(f)
24,101 411
0.58%, 03/16/2060
(e),(f)
9,088 381
0.62%, 07/16/2060
(e),(f)
6,751 298
0.64%, 02/16/2053
(e),(f)
15,831 254
0.64%, 12/16/2053
(e),(f)
9,042 164
$ 2,360
Mortgage Backed Securities - 8 .06%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
4,165 4,007
CSMC Trust 2015-1
3.91%, 01/25/2045
(d),(f)
3,118 2,902
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,673 239
7.00%, 04/25/2024
(e)
3 —
Fannie Mae REMICS
0.00%, 06/25/2045
(e),(g)
5,453 186
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
1.54%, 09/25/2049
(e)
5,804 698
(1.00) x 1 Month USD LIBOR + 6.05%
2.50%, 02/25/2028
(e)
3,597 152
3.00%, 07/25/2032
(e)
4,321 350
3.00%, 10/25/2040
(e)
1,730 68
3.00%, 04/25/2042 918 890
3.00%, 05/25/2048 866 785
3.00%, 01/25/2051
(e)
12,989 2,060
3.50%, 02/25/2036
(e)
2,940 295
3.50%, 02/25/2043 213 208
3.50%, 02/25/2043
(e)
2,144 75
3.50%, 07/25/2043
(e)
4,827 390
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 08/25/2045 $ 1,620 $ 1,586
4.50%, 04/25/2045
(e)
7,947 1,722
5.11%, 04/25/2027 3 2
1.00 x 1 Month USD LIBOR + 0.60%
7.00%, 04/25/2032 368 389
Freddie Mac REMICS
1.54%, 11/25/2049
(e)
6,777 794
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 10/15/2041 33 33
3.00%, 04/15/2046 986 928
4.00%, 11/15/2042
(e)
1,833 271
4.00%, 11/15/2045 553 541
6.50%, 08/15/2027 16 16
Ginnie Mae
1.61%, 06/20/2046
(e)
2,290 278
(1.00) x 1 Month USD LIBOR + 6.10%
1.71%, 10/20/2045
(e)
5,143 614
(1.00) x 1 Month USD LIBOR + 6.20%
1.71%, 11/20/2047
(e)
3,645 388
(1.00) x 1 Month USD LIBOR + 6.20%
1.81%, 08/20/2050
(e)
13,293 1,828
(1.00) x 1 Month USD LIBOR + 6.30%
1.81%, 07/20/2051
(e)
9,464 1,293
(1.00) x 1 Month USD LIBOR + 6.30%
1.81%, 08/20/2051
(e)
10,651 1,430
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(e)
8,369 1,205
3.00%, 09/20/2050
(e)
15,395 2,246
3.00%, 10/20/2050
(e)
10,863 1,647
3.00%, 11/20/2050
(e)
21,624 3,208
3.00%, 11/20/2050
(e)
13,027 1,929
3.00%, 12/20/2050
(e)
8,365 1,283
3.50%, 08/20/2039
(e)
1,019 8
3.50%, 01/20/2043
(e)
7,541 1,236
3.50%, 10/20/2049
(e)
12,695 2,092
4.00%, 04/20/2044
(e)
1,825 146
4.00%, 01/20/2046
(e)
1,948 126
5.00%, 11/20/2039 1,168 1,188
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
711 647
New Residential Mortgage Loan Trust 2015-2
5.38%, 08/25/2055
(d),(f)
3,951 3,732
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
2,472 1,964
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,303 1,235
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
2,018 1,781
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
214 189
$ 51,280
TOTAL BONDS $ 76,282
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92 .09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 8 .33%
2.50%, 08/01/2027 $ 353 $ 339
3.00%, 02/01/2027 874 848
3.00%, 01/01/2033 2,033 1,981
3.00%, 04/01/2035 885 853
3.00%, 03/01/2037 1,886 1,804
3.00%, 10/01/2042 3,260 3,069
3.00%, 05/01/2043 1,232 1,160
3.00%, 07/01/2045 2,999 2,802
3.00%, 10/01/2046 4,487 4,181
3.50%, 11/01/2026 513 508
3.50%, 02/01/2032 1,395 1,385

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2032 $ 1,292 $ 1,283
3.50%, 12/01/2041 1,181 1,141
3.50%, 04/01/2042 2,697 2,606
3.50%, 07/01/2042 3,657 3,533
3.50%, 08/01/2043 2,437 2,352
3.50%, 02/01/2044 2,423 2,336
3.50%, 11/01/2046 2,000 1,914
4.00%, 12/01/2041 2,176 2,184
4.00%, 07/01/2042 1,760 1,767
4.00%, 09/15/2042 599 589
4.00%, 10/01/2045 3,627 3,612
4.22%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.50%, 04/01/2041 2,247 2,281
4.50%, 11/01/2043 1,974 2,007
5.00%, 10/01/2025 10 10
5.00%, 12/01/2032 10 10
5.00%, 02/01/2033 143 147
5.00%, 01/01/2034 1,567 1,612
5.00%, 05/01/2034 23 24
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 16 16
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 138 142
5.00%, 07/01/2044 1,199 1,233
5.00%, 03/01/2048 2,145 2,225
5.50%, 05/01/2033 2 3
5.50%, 10/01/2033 6 6
5.50%, 12/01/2033 124 130
5.50%, 07/01/2037 7 7
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 34 36
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 9 9
6.00%, 11/01/2033 134 138
6.00%, 09/01/2034 25 26
6.00%, 02/01/2035 14 14
6.00%, 10/01/2036 16 17
6.00%, 03/01/2037 52 54
6.00%, 05/01/2037 62 66
6.00%, 03/01/2038 21 21
6.00%, 04/01/2038 31 32
6.00%, 07/01/2038 56 57
6.00%, 10/01/2038 41 43
6.50%, 05/01/2023 3 3
6.50%, 03/01/2029 12 12
6.50%, 04/01/2031 28 29
6.50%, 10/01/2031 23 24
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 2 3
7.00%, 01/01/2028 79 80
7.00%, 06/01/2029 28 28
7.00%, 04/01/2031 20 21
7.00%, 10/01/2031 41 43
7.00%, 04/01/2032 59 62
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 5
8.50%, 07/01/2029 52 52
$ 53,006
Federal National Mortgage Association (FNMA) - 0 .58%
3.00%, 04/01/2043 3,110 2,888
3.95%, 12/01/2033 21 20
1.00 x 12 Month USD LIBOR + 1.70%
5.50%, 05/01/2033 53 53
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2032 $ 65 $ 65
6.00%, 04/01/2033 95 96
6.00%, 09/01/2034 160 161
6.50%, 06/01/2031 28 29
6.50%, 11/01/2032 184 185
6.50%, 11/01/2032 67 68
7.00%, 08/01/2028 19 19
7.00%, 12/01/2028 25 26
7.00%, 07/01/2029 19 19
7.00%, 07/01/2032 18 18
7.50%, 12/01/2024 16 16
7.50%, 02/01/2030 24 24
$ 3,687
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 60 .82%
2.00%, 08/01/2028 747 704
2.00%, 11/01/2035 8,430 7,682
2.00%, 03/01/2051 13,658 11,724
2.00%, 05/01/2051 16,918 14,375
2.00%, 11/01/2051 11,070 9,393
2.00%, 11/01/2051 9,906 8,389
2.00%, 12/01/2051 18,858 16,085
2.00%, 12/01/2051 18,365 15,579
2.00%, 01/01/2052 15,746 13,330
2.00%, 02/01/2052 12,140 10,420
2.00%, 02/01/2052 14,675 12,439
2.50%, 06/01/2027 1,242 1,193
2.50%, 05/01/2028 662 636
2.50%, 08/01/2028 861 822
2.50%, 03/01/2030 2,465 2,345
2.50%, 12/01/2031 3,467 3,293
2.50%, 08/01/2035 7,479 7,031
2.50%, 08/01/2050 8,888 7,883
2.50%, 07/01/2051 13,164 11,725
2.50%, 12/01/2051 6,749 6,012
2.50%, 12/01/2051 14,143 12,766
2.50%, 12/01/2051 16,016 14,277
2.50%, 01/01/2052 13,677 12,237
2.50%, 02/01/2052 13,234 11,717
2.50%, 04/01/2052 8,377 7,440
3.00%, 05/01/2029 1,803 1,756
3.00%, 01/01/2030 159 155
3.00%, 08/01/2031 3,403 3,314
3.00%, 10/01/2036 3,058 2,923
3.00%, 12/01/2042 3,089 2,905
3.00%, 01/01/2043 2,689 2,529
3.00%, 07/01/2045 1,226 1,143
3.00%, 01/01/2046 2,779 2,591
3.00%, 07/01/2046 3,215 2,987
3.00%, 10/01/2046 3,638 3,379
3.00%, 12/01/2046 3,814 3,536
3.00%, 08/01/2049 1,663 1,529
3.00%, 10/01/2049 4,049 3,727
3.00%, 12/01/2049 3,795 3,491
3.00%, 07/01/2050 6,063 5,554
3.00%, 08/01/2050 4,901 4,490
3.00%, 09/01/2050 7,238 6,628
3.50%, 08/01/2031 1,788 1,759
3.50%, 06/01/2039 1,477 1,429
3.50%, 06/01/2042 1,158 1,117
3.50%, 11/01/2042 2,219 2,142
3.50%, 02/01/2043 1,084 1,047
3.50%, 05/01/2043 1,532 1,479
3.50%, 03/01/2045 2,321 2,231
3.50%, 03/01/2045 1,143 1,099
3.50%, 09/01/2045 2,179 2,091
3.50%, 11/01/2048 7,325 7,091
3.50%, 03/01/2050 8,699 8,418

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2053
(h)
$ 3,500 $ 3,282
4.00%, 01/01/2034 467 465
4.00%, 10/01/2037 1,922 1,903
4.00%, 09/01/2040 920 912
4.00%, 02/01/2042 936 932
4.00%, 03/01/2043 1,444 1,431
4.00%, 08/01/2044 1,833 1,838
4.00%, 11/01/2044 1,426 1,430
4.00%, 07/01/2045 2,447 2,454
4.00%, 08/01/2045 2,760 2,768
4.00%, 08/01/2046 4,015 3,976
4.00%, 07/01/2047 3,890 3,898
4.00%, 10/01/2047 2,953 2,936
4.00%, 02/01/2048 3,289 3,270
4.00%, 02/01/2053
(h)
10,500 10,139
4.50%, 09/01/2025 239 241
4.50%, 08/01/2039 1,238 1,257
4.50%, 03/01/2041 1,404 1,423
4.50%, 09/01/2043 2,799 2,843
4.50%, 09/01/2043 1,990 2,021
4.50%, 11/01/2043 2,460 2,488
4.50%, 10/01/2044 1,712 1,739
4.50%, 12/01/2044 3,501 3,556
4.50%, 05/01/2045 1,669 1,695
4.50%, 09/01/2045 2,136 2,164
4.50%, 10/01/2045 3,106 3,155
4.50%, 11/01/2045 3,988 4,041
5.00%, 01/01/2026 12 12
5.00%, 04/01/2035 73 75
5.00%, 05/01/2035 27 28
5.00%, 07/01/2035 10 10
5.00%, 02/01/2038 979 1,010
5.00%, 03/01/2038 564 583
5.00%, 02/01/2040 2,786 2,908
5.00%, 05/01/2040 1,123 1,162
5.00%, 07/01/2040 615 633
5.00%, 07/01/2041 3,144 3,253
5.00%, 02/01/2044 1,393 1,441
5.00%, 06/01/2044 1,385 1,428
5.00%, 05/01/2048 2,405 2,492
5.50%, 06/01/2026 13 13
5.50%, 07/01/2033 265 276
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 429 444
5.50%, 03/01/2038 82 87
6.00%, 03/01/2029 14 14
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 10
6.00%, 02/01/2038 31 32
6.00%, 03/01/2038 27 28
6.00%, 04/01/2039 232 239
6.50%, 09/01/2024 4 4
6.50%, 08/01/2028 9 10
6.50%, 03/01/2029 15 15
6.50%, 06/01/2031 48 50
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 24 24
6.50%, 04/01/2032 4 4
6.50%, 04/01/2032 4 4
6.50%, 08/01/2032 36 38
6.50%, 02/01/2033 43 45
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 18 19
6.50%, 08/01/2036 16 16
6.50%, 10/01/2036 13 14
6.50%, 11/01/2036 13 13
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 07/01/2037 $ 10 $ 11
6.50%, 07/01/2037 3 3
6.50%, 08/01/2037 194 208
6.50%, 08/01/2037 15 16
6.50%, 02/01/2038 15 16
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 56 56
7.50%, 08/01/2032 5 5
$ 387,055
Government National Mortgage Association (GNMA) - 21 .33%
2.00%, 08/20/2050 9,969 8,682
2.00%, 02/20/2051 16,980 14,756
2.50%, 06/20/2050 17,552 15,767
3.00%, 11/15/2042 1,456 1,379
3.00%, 12/15/2042 1,795 1,698
3.00%, 02/15/2043 2,642 2,500
3.00%, 07/20/2045 5,171 4,858
3.00%, 07/20/2046 1,714 1,602
3.00%, 08/20/2046 3,738 3,488
3.00%, 09/20/2046 3,663 3,391
3.00%, 09/20/2046 4,540 4,240
3.00%, 11/20/2046 2,156 1,990
3.00%, 12/20/2046 2,363 2,205
3.00%, 02/20/2047 3,005 2,794
3.00%, 08/20/2047 1,785 1,660
3.00%, 11/15/2047 4,305 4,065
3.50%, 08/20/2042 1,831 1,742
3.50%, 05/15/2043 3,262 3,163
3.50%, 06/20/2043 2,513 2,411
3.50%, 08/15/2043 2,920 2,832
3.50%, 04/20/2045 1,552 1,489
3.50%, 02/20/2047 1,244 1,191
3.50%, 05/20/2047 6,822 6,692
3.50%, 10/20/2047 2,213 2,119
3.50%, 11/20/2047 2,098 2,062
4.00%, 08/15/2041 1,464 1,447
4.00%, 09/15/2041 2,926 2,892
4.00%, 03/15/2044 1,795 1,784
4.00%, 10/20/2044 1,691 1,659
4.00%, 01/20/2048 7,330 7,327
4.50%, 02/01/2053
(h)
8,000 7,942
5.00%, 02/15/2034 49 51
5.00%, 10/15/2039 1,132 1,174
5.50%, 07/20/2033 413 428
5.50%, 03/20/2034 444 463
5.50%, 05/20/2035 43 45
5.50%, 02/01/2053
(h)
3,500 3,557
6.00%, 10/15/2023 3 3
6.00%, 11/15/2023 1 1
6.00%, 11/15/2023 2 2
6.00%, 04/20/2026 11 11
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 20 21
6.00%, 02/15/2033 10 10
6.00%, 07/20/2033 350 372
6.00%, 08/15/2038 58 59
6.00%, 02/01/2053
(h)
7,000 7,174
6.50%, 10/15/2023 1 1
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 2 2
6.50%, 04/15/2024 1 1
6.50%, 04/20/2024 1 1
6.50%, 07/15/2024 2 2
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 2 2
6.50%, 07/20/2026 1 1

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 10/20/2028 $ 2 $ 2
6.50%, 03/20/2031 20 20
6.50%, 04/20/2031 17 18
6.50%, 10/15/2031 6 6
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 248 258
7.00%, 01/15/2027 3 3
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 4 4
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 46 46
7.00%, 12/15/2028 25 25
7.00%, 01/15/2029 23 23
7.00%, 03/15/2029 15 14
7.00%, 04/15/2029 75 76
7.00%, 05/15/2031 3 3
7.50%, 03/15/2024 1 1
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 3 3
7.50%, 08/15/2029 16 16
7.50%, 10/15/2029 11 11
8.00%, 12/15/2030 2 3
$ 135,750
U.S. Treasury Bill - 1 .03%
4.09%, 03/30/2023
(i)
6,575 6,528
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 586,026
Total Investments $ 665,534
Other Assets and Liabilities -  (4.58)% (29,168)
TOTAL NET ASSETS - 100.00% $ 636,366
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,468 or 2.43% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 99 .49%
Asset Backed Securities 3 .56%
Government 1 .03%
Money Market Funds 0 .50%
Other Assets and Liabilities
( 4 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 89,372 $ 86,146 $ 3,226
Principal Government Money Market Fund - Institutional Class 4.19% 9,538 23,266 32,804 —
$ 9,538 $ 112,638 $ 118,950 $ 3,226
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 49 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 25 — — —
$ 74 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2023 Long 147 $ 16,834 $ 239
US 5 Year Note; March 2023 Short 358 39,109 (432)
US Long Bond; March 2023 Long 328 42,599 1,124
Total $ 931
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .42 % Shares Held Value (000's)
Money Market Funds - 3 .42%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
8,897,493 $ 8,897
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
96,759,982 96,760
$ 105,657
TOTAL INVESTMENT COMPANIES $ 105,657
COMMON STOCKS - 0 .54 % Shares Held Value (000's)
Distribution & Wholesale - 0 .20%
ATD New Holdings Inc
(d)
101,514 $ 6,213
Electric - 0 .00%
Vistra Energy Corp - Rights
(e)
164,087 —
Leisure Products & Services - 0 .05%
CWT Travel Group
(d)
209,235 1,595
CWT Travel Holdings Inc - Class A Warrants
(d)
28,222 —
CWT Travel Holdings Inc - Class B Warrants
(d)
29,708 —
$ 1,595
Mining - 0 .05%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,322
Miscellaneous Manufacturers - 0 .23%
Utex Industries
(d)
111,195 7,117
Utex Industries - Warrants
(d),(e)
51,625 5
$ 7,122
Oil & Gas - 0 .00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0 .01%
Skillsoft Corp
(d)
189,362 364
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 16,616
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 86 .37%
Principal
Amount (000's) Value (000's)
Advertising - 1 .24%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f)
$ 1,080 $ 821
Clear Channel International BV
6.63%, 08/01/2025
(f)
250 243
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(f)
888 805
7.50%, 06/01/2029
(f)
6,875 5,603
7.75%, 04/15/2028
(f)
4,840 4,118
CMG Media Corp
8.88%, 12/15/2027
(f)
1,333 1,040
Lamar Media Corp
3.63%, 01/15/2031 570 484
3.75%, 02/15/2028 671 609
4.00%, 02/15/2030
(g)
750 668
4.88%, 01/15/2029 500 471
National CineMedia LLC
5.88%, 04/15/2028
(f)
340 95
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(f)
9,670 8,313
4.63%, 03/15/2030
(f)
4,855 4,170
5.00%, 08/15/2027
(f)
10,730 9,870
Stagwell Global LLC
5.63%, 08/15/2029
(f)
895 784
Summer BC Bidco B LLC
5.50%, 10/31/2026
(f)
200 164
$ 38,258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 2 .28%
Bombardier Inc
6.00%, 02/15/2028
(f)
$ 500 $ 474
7.13%, 06/15/2026
(f)
1,100 1,097
7.50%, 03/15/2025
(f)
1,021 1,022
7.50%, 02/01/2029
(f)
476 475
7.88%, 04/15/2027
(f)
1,950 1,948
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(f)
650 533
Howmet Aerospace Inc
3.00%, 01/15/2029 714 623
5.13%, 10/01/2024 1,140 1,134
5.90%, 02/01/2027 670 682
5.95%, 02/01/2037 710 717
6.75%, 01/15/2028 420 441
6.88%, 05/01/2025 790 814
Moog Inc
4.25%, 12/15/2027
(f)
500 464
Rolls-Royce PLC
3.63%, 10/14/2025
(f)
1,500 1,391
5.75%, 10/15/2027
(f)
1,107 1,077
Spirit AeroSystems Inc
4.60%, 06/15/2028 1,138 956
7.50%, 04/15/2025
(f)
1,050 1,054
TransDigm Inc
4.63%, 01/15/2029 7,589 6,846
4.88%, 05/01/2029 16,285 14,693
5.50%, 11/15/2027 10,378 9,911
6.25%, 03/15/2026
(f)
13,163 13,158
6.38%, 06/15/2026 2,188 2,161
7.50%, 03/15/2027 5,105 5,145
8.00%, 12/15/2025
(f)
1,423 1,451
TransDigm UK Holdings PLC
6.88%, 05/15/2026 880 872
Triumph Group Inc
6.25%, 09/15/2024
(f)
550 531
7.75%, 08/15/2025 546 464
8.88%, 06/01/2024
(f)
479 486
$ 70,620
Agriculture - 0 .10%
Darling Ingredients Inc
6.00%, 06/15/2030
(f)
1,200 1,194
Vector Group Ltd
5.75%, 02/01/2029
(f)
1,341 1,169
10.50%, 11/01/2026
(f)
790 795
$ 3,158
Airlines - 1 .35%
Air Canada
3.88%, 08/15/2026
(f)
9,494 8,782
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(f)
120 127
Allegiant Travel Co
7.25%, 08/15/2027
(f)
918 897
8.50%, 02/05/2024
(f)
300 300
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 837 762
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 665 589
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 823 712
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 556 478

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 $ 561 $ 475
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,681 1,416
American Airlines Inc
11.75%, 07/15/2025
(f)
1,465 1,631
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(f)
4,605 4,515
5.75%, 04/20/2029
(f)
7,060 6,828
Delta Air Lines Inc
2.90%, 10/28/2024 855 816
3.75%, 10/28/2029
(g)
510 451
4.38%, 04/19/2028
(g)
770 716
7.38%, 01/15/2026
(g)
840 874
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 135 121
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
5,385 5,142
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(f)
93 95
8.00%, 09/20/2025
(f)
537 550
United Airlines Holdings Inc
4.88%, 01/15/2025
(g)
363 355
5.00%, 02/01/2024
(g)
446 444
United Airlines Inc
4.38%, 04/15/2026
(f)
3,661 3,475
4.63%, 04/15/2029
(f)
1,095 999
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/2026 225 209
$ 41,759
Apparel - 0 .15%
Crocs Inc
4.13%, 08/15/2031
(f)
505 420
4.25%, 03/15/2029
(f)
300 261
Hanesbrands Inc
4.63%, 05/15/2024
(f)
640 629
4.88%, 05/15/2026
(f)
425 396
Kontoor Brands Inc
4.13%, 11/15/2029
(f)
1,004 868
Levi Strauss & Co
3.50%, 03/01/2031
(f),(g)
163 136
Under Armour Inc
3.25%, 06/15/2026 800 727
William Carter Co/The
5.63%, 03/15/2027
(f)
846 823
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
500 403
$ 4,663
Automobile Manufacturers - 2 .95%
Allison Transmission Inc
3.75%, 01/30/2031
(f)
1,440 1,218
4.75%, 10/01/2027
(f)
1,025 972
5.88%, 06/01/2029
(f)
726 699
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
1,514 1,479
Ford Holdings LLC
9.30%, 03/01/2030 1,079 1,238
Ford Motor Co
3.25%, 02/12/2032 2,475 1,964
4.35%, 12/08/2026 885 861
4.75%, 01/15/2043 2,072 1,618
5.29%, 12/08/2046 1,145 944
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co   (continued)
6.10%, 08/19/2032 $ 609 $ 598
6.38%, 02/01/2029 214 216
6.63%, 10/01/2028 320 333
7.40%, 11/01/2046 825 851
7.45%, 07/16/2031
(g)
10,238 10,982
7.50%, 08/01/2026 50 52
9.63%, 04/22/2030 6,550 7,710
Ford Motor Credit Co LLC
2.30%, 02/10/2025 500 464
2.70%, 08/10/2026 424 378
2.90%, 02/16/2028 2,175 1,871
2.90%, 02/10/2029 300 250
3.38%, 11/13/2025 1,782 1,660
3.63%, 06/17/2031 455 379
3.66%, 09/08/2024 775 746
3.81%, 01/09/2024 1,000 979
3.82%, 11/02/2027 5,775 5,212
4.00%, 11/13/2030 18,745 16,367
4.06%, 11/01/2024 1,444 1,399
4.13%, 08/04/2025 1,500 1,433
4.13%, 08/17/2027 6,040 5,570
4.27%, 01/09/2027 1,185 1,108
4.39%, 01/08/2026 1,465 1,406
4.54%, 08/01/2026 3,855 3,659
4.69%, 06/09/2025 622 604
4.95%, 05/28/2027 500 477
5.11%, 05/03/2029 2,497 2,366
5.13%, 06/16/2025 1,865 1,833
5.58%, 03/18/2024 1,264 1,255
6.95%, 03/06/2026 1,827 1,868
7.35%, 03/06/2030 3,312 3,476
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f),(g)
965 802
5.50%, 07/15/2029
(f)
534 426
5.88%, 01/15/2028
(f)
1,242 1,056
7.75%, 10/15/2025
(f)
1,070 1,054
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
315 311
PM General Purchaser LLC
9.50%, 10/01/2028
(f)
980 750
Wabash National Corp
4.50%, 10/15/2028
(f)
218 191
$ 91,085
Automobile Parts & Equipment - 1 .29%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f)
570 541
American Axle & Manufacturing Inc
5.00%, 10/01/2029 665 548
6.50%, 04/01/2027 670 618
Clarios Global LP
6.75%, 05/15/2025
(f)
365 367
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
11,209 11,135
8.50%, 05/15/2027
(f)
2,145 2,137
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
305 302
Dana Inc
4.25%, 09/01/2030 150 127
4.50%, 02/15/2032 965 814
5.38%, 11/15/2027 428 407
5.63%, 06/15/2028 325 306
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(f)
794 731
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
7,780 5,842

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(g)
$ 670 $ 627
5.00%, 05/31/2026
(g)
295 285
5.00%, 07/15/2029
(g)
610 537
5.25%, 04/30/2031
(g)
517 442
5.25%, 07/15/2031 640 541
7.00%, 03/15/2028 17 17
9.50%, 05/31/2025 623 643
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(f),(h),(i)
925 846
6.00%, PIK 6.75%; 05/15/2027
(f),(h),(i)
605 562
6.38%, PIK 7.13%; 05/15/2029
(f),(h),(i)
1,180 1,033
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,882 5,852
Wheel Pros Inc
6.50%, 05/15/2029
(f)
7,681 3,071
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
1,680 1,620
$ 39,951
Banks - 0 .41%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
1,344 1,452
Freedom Mortgage Corp
6.63%, 01/15/2027
(f)
500 416
7.63%, 05/01/2026
(f)
570 501
8.13%, 11/15/2024
(f)
280 271
8.25%, 04/15/2025
(f)
430 409
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(f),(j)
700 557
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(f),(j)
1,050 760
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(f)
1,735 1,693
5.71%, 01/15/2026
(f)
1,560 1,533
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 891
USD Swap Semi-Annual 5 Year + 3.38%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
321 292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(f),(j)
1,645 1,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(f),(j)
1,000 930
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(f),(j)
1,465 1,424
USD Swap Rate NY 5 Year + 4.91%
$ 12,568
Beverages - 0 .04%
Primo Water Holdings Inc
4.38%, 04/30/2029
(f)
249 217
Triton Water Holdings Inc
6.25%, 04/01/2029
(f)
1,290 1,024
$ 1,241
Biotechnology - 0 .04%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(f)
1,175 511
Grifols Escrow Issuer SA
4.75%, 10/15/2028
(f)
775 674
$ 1,185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 1 .33%
Boise Cascade Co
4.88%, 07/01/2030
(f)
$ 325 $ 292
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
1,445 1,243
5.00%, 03/01/2030
(f)
1,017 948
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(f)
1,015 954
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(f)
422 316
CP Atlas Buyer Inc
7.00%, 12/01/2028
(f)
770 595
Eco Material Technologies Inc
7.88%, 01/31/2027
(f)
11,400 10,965
Griffon Corp
5.75%, 03/01/2028 670 634
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
555 527
JELD-WEN Inc
4.63%, 12/15/2025
(f)
468 414
4.88%, 12/15/2027
(f)
949 775
Koppers Inc
6.00%, 02/15/2025
(f)
1,099 1,083
Louisiana-Pacific Corp
3.63%, 03/15/2029
(f)
195 169
Masonite International Corp
5.38%, 02/01/2028
(f)
932 872
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
960 798
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(f)
869 800
9.75%, 07/15/2028
(f)
331 314
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(f)
8,308 7,435
PGT Innovations Inc
4.38%, 10/01/2029
(f)
615 531
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
5,655 5,163
Standard Industries Inc/NJ
3.38%, 01/15/2031
(f)
1,235 981
4.38%, 07/15/2030
(f)
2,358 2,016
4.75%, 01/15/2028
(f)
1,385 1,298
5.00%, 02/15/2027
(f)
1,090 1,033
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
565 531
6.50%, 03/15/2027
(f)
135 135
Victors Merger Corp
6.38%, 05/15/2029
(f)
679 414
$ 41,236
Chemicals - 1 .25%
Ashland LLC
3.38%, 09/01/2031
(f)
528 438
6.88%, 05/15/2043 308 307
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(f)
3,689 3,161
Avient Corp
5.75%, 05/15/2025
(f)
995 985
7.13%, 08/01/2030
(f)
671 676
Axalta Coating Systems LLC
3.38%, 02/15/2029
(f)
960 826
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f),(g)
825 780
Cerdia Finanz GmbH
10.50%, 02/15/2027
(f)
815 693

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Chemours Co/The
4.63%, 11/15/2029
(f)
$ 1,028 $ 859
5.38%, 05/15/2027
(g)
615 569
5.75%, 11/15/2028
(f)
848 773
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
425 370
Cornerstone Chemical Co
6.75%, 08/15/2024
(f),(g)
1,130 898
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(f)
500 452
Diamond BC BV
4.63%, 10/01/2029
(f)
4,133 3,476
Element Solutions Inc
3.88%, 09/01/2028
(f)
1,059 937
GPD Cos Inc
10.13%, 04/01/2026
(f)
845 757
HB Fuller Co
4.00%, 02/15/2027 750 694
4.25%, 10/15/2028 385 341
Herens Holdco Sarl
4.75%, 05/15/2028
(f)
373 304
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(f)
960 858
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(f)
1,025 941
Ingevity Corp
3.88%, 11/01/2028
(f)
877 769
Innophos Holdings Inc
9.38%, 02/15/2028
(f)
211 208
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(f),(h),(i)
325 282
Mativ Holdings Inc
6.88%, 10/01/2026
(f)
125 116
Methanex Corp
4.25%, 12/01/2024 275 265
5.13%, 10/15/2027 640 610
5.25%, 12/15/2029 1,122 1,032
5.65%, 12/01/2044 385 316
Minerals Technologies Inc
5.00%, 07/01/2028
(f)
487 445
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(f)
300 272
Olin Corp
5.00%, 02/01/2030 903 853
5.13%, 09/15/2027 957 928
5.63%, 08/01/2029
(g)
1,170 1,139
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
800 671
6.25%, 10/01/2029
(f)
110 91
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(f)
325 146
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
537 505
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
605 604
7.63%, 01/15/2026
(f)
451 422
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(f)
1,078 949
6.63%, 05/01/2029
(f)
760 650
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(f)
865 793
SPCM SA
3.13%, 03/15/2027
(f)
210 185
3.38%, 03/15/2030
(f)
1,195 1,012
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(f)
$ 189 $ 136
5.38%, 09/01/2025
(f)
263 230
Tronox Inc
4.63%, 03/15/2029
(f)
840 718
Valvoline Inc
3.63%, 06/15/2031
(f)
805 677
4.25%, 02/15/2030
(f)
520 511
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f)
280 99
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
831 640
WR Grace Holdings LLC
4.88%, 06/15/2027
(f)
635 589
5.63%, 10/01/2024
(f)
810 806
5.63%, 08/15/2029
(f)
994 828
$ 38,592
Coal - 0 .27%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
941 935
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(f)
103 106
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
7,840 6,899
Warrior Met Coal Inc
7.88%, 12/01/2028
(f)
540 532
$ 8,472
Commercial Services - 3 .83%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
645 574
4.88%, 07/15/2032
(f)
750 669
Adtalem Global Education Inc
5.50%, 03/01/2028
(f)
994 925
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
650 583
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
205 174
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(f)
500 402
6.63%, 07/15/2026
(f)
1,635 1,574
9.75%, 07/15/2027
(f)
1,195 1,141
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(f)
800 690
4.63%, 06/01/2028
(f)
900 773
AMN Healthcare Inc
4.00%, 04/15/2029
(f)
300 260
4.63%, 10/01/2027
(f)
4,664 4,326
APi Group DE Inc
4.13%, 07/15/2029
(f)
430 372
Aptim Corp
7.75%, 06/15/2025
(f)
925 657
APX Group Inc
5.75%, 07/15/2029
(f)
417 361
6.75%, 02/15/2027
(f)
485 475
ASGN Inc
4.63%, 05/15/2028
(f)
7,925 7,230
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(f)
6 6
5.75%, 07/15/2027
(f)
620 583

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Block Inc
2.75%, 06/01/2026 $ 680 $ 618
3.50%, 06/01/2031
(g)
1,085 906
Brink's Co/The
4.63%, 10/15/2027
(f)
870 812
5.50%, 07/15/2025
(f)
345 340
Carriage Services Inc
4.25%, 05/15/2029
(f)
750 617
Cimpress PLC
7.00%, 06/15/2026
(f)
666 462
CoreCivic Inc
4.75%, 10/15/2027 1,000 874
8.25%, 04/15/2026 1,142 1,168
CoreLogic Inc
4.50%, 05/01/2028
(f),(g)
593 471
CPI CG Inc
8.63%, 03/15/2026
(f)
926 914
Deluxe Corp
8.00%, 06/01/2029
(f)
795 681
Garda World Security Corp
4.63%, 02/15/2027
(f)
640 582
6.00%, 06/01/2029
(f)
434 362
7.75%, 02/15/2028
(f)
302 306
9.50%, 11/01/2027
(f)
657 649
Gartner Inc
3.63%, 06/15/2029
(f)
835 750
3.75%, 10/01/2030
(f)
1,140 1,010
4.50%, 07/01/2028
(f)
860 817
GEO Group Inc/The
9.50%, 12/31/2028
(f)
300 290
10.50%, 06/30/2028 700 716
Graham Holdings Co
5.75%, 06/01/2026
(f)
890 879
Grand Canyon University
4.13%, 10/01/2024 500 475
5.13%, 10/01/2028 525 497
HealthEquity Inc
4.50%, 10/01/2029
(f)
430 385
Herc Holdings Inc
5.50%, 07/15/2027
(f)
1,300 1,245
Hertz Corp/The
4.63%, 12/01/2026
(f)
720 641
5.00%, 12/01/2029
(f)
300 245
Korn Ferry
4.63%, 12/15/2027
(f)
438 412
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(f)
220 203
Metis Merger Sub LLC
6.50%, 05/15/2029
(f)
880 750
MoneyGram International Inc
5.38%, 08/01/2026
(f)
350 355
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f)
1,250 1,038
5.75%, 11/01/2028
(f),(g)
5,958 4,327
Neptune Bidco US Inc
9.29%, 04/15/2029
(f)
2,000 1,944
NESCO Holdings II Inc
5.50%, 04/15/2029
(f)
1,065 956
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
1,250 1,109
5.25%, 04/15/2024
(f)
985 975
5.75%, 04/15/2026
(f)
1,100 1,078
6.25%, 01/15/2028
(f)
1,715 1,627
PROG Holdings Inc
6.00%, 11/15/2029
(f)
12,735 10,793
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f),(g)
$ 9,465 $ 8,045
Sabre GLBL Inc
7.38%, 09/01/2025
(f)
861 845
9.25%, 04/15/2025
(f)
780 800
11.25%, 12/15/2027
(f)
300 318
Service Corp International/US
3.38%, 08/15/2030 1,035 870
4.00%, 05/15/2031 840 735
4.63%, 12/15/2027 500 475
5.13%, 06/01/2029 1,022 979
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f)
5,055 4,787
Signal Parent Inc
6.13%, 04/01/2029
(f)
455 173
Sotheby's
7.38%, 10/15/2027
(f),(g)
17,315 16,631
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(f)
752 643
TriNet Group Inc
3.50%, 03/01/2029
(f)
926 778
United Rentals North America Inc
3.75%, 01/15/2032 676 585
3.88%, 11/15/2027 2,767 2,629
3.88%, 02/15/2031 1,505 1,325
4.00%, 07/15/2030 1,257 1,131
4.88%, 01/15/2028 2,064 1,999
5.25%, 01/15/2030 860 832
5.50%, 05/15/2027 843 838
Verscend Escrow Corp
9.75%, 08/15/2026
(f)
400 401
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
648 598
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
675 625
6.13%, 06/15/2025
(f)
427 429
WW International Inc
4.50%, 04/15/2029
(f)
1,255 669
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
6,080 5,290
$ 118,484
Computers - 0 .82%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(f)
446 377
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(f)
980 887
4.00%, 07/01/2029
(f)
418 375
Conduent Business Services LLC / Conduent
State & Local Solutions Inc
6.00%, 11/01/2029
(f)
300 265
Crowdstrike Holdings Inc
3.00%, 02/15/2029 814 698
Diebold Nixdorf Inc
9.38%, 07/15/2025
(f)
886 616
KBR Inc
4.75%, 09/30/2028
(f)
4,557 4,115
McAfee Corp
7.38%, 02/15/2030
(f)
2,200 1,827
NCR Corp
5.00%, 10/01/2028
(f)
690 608
5.13%, 04/15/2029
(f)
1,030 897
5.25%, 10/01/2030
(f)
401 347
5.75%, 09/01/2027
(f)
588 570
6.13%, 09/01/2029
(f)
525 520

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
$ 440 $ 409
8.25%, 02/01/2028
(f)
4,100 3,941
Science Applications International Corp
4.88%, 04/01/2028
(f)
85 80
Seagate HDD Cayman
3.13%, 07/15/2029 585 468
3.38%, 07/15/2031 641 481
4.09%, 06/01/2029 1,087 963
4.13%, 01/15/2031 1,095 920
4.75%, 01/01/2025 735 719
4.88%, 03/01/2024 955 945
4.88%, 06/01/2027 930 902
5.75%, 12/01/2034 720 661
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(f)
295 298
Unisys Corp
6.88%, 11/01/2027
(f)
940 712
Vericast Corp
11.00%, 09/15/2026
(f)
1,395 1,512
Virtusa Corp
7.13%, 12/15/2028
(f)
418 351
$ 25,464
Consumer Products - 0 .12%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
565 489
Central Garden & Pet Co
4.13%, 04/30/2031
(f)
855 717
5.13%, 02/01/2028 617 588
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
530 481
7.00%, 12/31/2027
(f)
580 505
Spectrum Brands Inc
3.88%, 03/15/2031
(f)
400 322
5.00%, 10/01/2029
(f)
96 85
5.50%, 07/15/2030
(f)
353 321
5.75%, 07/15/2025 265 263
$ 3,771
Cosmetics & Personal Care - 0 .11%
Avon Products Inc
8.45%, 03/15/2043 240 236
Coty Inc
5.00%, 04/15/2026
(f)
948 908
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(f)
630 572
Edgewell Personal Care Co
4.13%, 04/01/2029
(f)
370 322
5.50%, 06/01/2028
(f)
1,190 1,127
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(k)
4,938 55
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f),(g)
300 190
$ 3,410
Distribution & Wholesale - 0 .19%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(f)
390 333
4.00%, 01/15/2028
(f)
999 910
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(f)
725 679
G-III Apparel Group Ltd
7.88%, 08/15/2025
(f)
631 599
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
950 836
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06/15/2027
(f)
$ 405 $ 407
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
375 369
Resideo Funding Inc
4.00%, 09/01/2029
(f)
285 236
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(f)
674 652
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
512 248
9.00%, 11/15/2026
(f),(g)
1,108 748
$ 6,017
Diversified Financial Services - 5 .31%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(f)
227 234
AG Issuer LLC
6.25%, 03/01/2028
(f)
499 472
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(f)
514 530
Ally Financial Inc
5.75%, 11/20/2025 1,300 1,292
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(f)
875 777
Armor Holdco Inc
8.50%, 11/15/2029
(f)
380 324
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(h),(i)
506 433
Bread Financial Holdings Inc
4.75%, 12/15/2024
(f)
7,785 7,065
7.00%, 01/15/2026
(f),(g)
6,675 6,139
Brightsphere Investment Group Inc
4.80%, 07/27/2026 585 540
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(f)
455 407
6.88%, 04/15/2030
(f)
685 618
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(f)
365 327
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(f)
450 274
Coinbase Global Inc
3.38%, 10/01/2028
(f)
1,090 703
3.63%, 10/01/2031
(f)
901 525
Credit Acceptance Corp
6.63%, 03/15/2026
(g)
3,934 3,600
Curo Group Holdings Corp
7.50%, 08/01/2028
(f)
1,320 599
Enact Holdings Inc
6.50%, 08/15/2025
(f)
1,150 1,133
Enova International Inc
8.50%, 09/01/2024
(f)
635 617
8.50%, 09/15/2025
(f)
360 342
Finance of America Funding LLC
7.88%, 11/15/2025
(f)
215 132
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(h),(i)
2,305 2,103
goeasy Ltd
4.38%, 05/01/2026
(f)
300 268
5.38%, 12/01/2024
(f)
445 426
Hightower Holding LLC
6.75%, 04/15/2029
(f)
330 284
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,582 2,580
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
825 736
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(f)
1,010 857

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(f)
$ 205 $ 171
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
309 202
6.50%, 11/01/2025
(f)
545 418
LFS Topco LLC
5.88%, 10/15/2026
(f)
134 111
LPL Holdings Inc
4.00%, 03/15/2029
(f)
935 837
4.38%, 05/15/2031
(f)
700 613
4.63%, 11/15/2027
(f)
160 152
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(f)
406 328
6.50%, 05/01/2028
(f)
1,195 1,052
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(f)
502 407
5.50%, 08/15/2028
(f)
4,915 4,294
5.75%, 11/15/2031
(f)
300 241
6.00%, 01/15/2027
(f)
1,290 1,197
Navient Corp
4.88%, 03/15/2028 800 707
5.00%, 03/15/2027 575 525
5.50%, 03/15/2029 1,125 996
5.63%, 08/01/2033 572 443
5.88%, 10/25/2024 478 473
6.13%, 03/25/2024 710 708
6.75%, 06/25/2025 400 399
6.75%, 06/15/2026 410 404
NFP Corp
4.88%, 08/15/2028
(f)
5,880 5,132
6.88%, 08/15/2028
(f)
39,966 34,556
7.50%, 10/01/2030
(f)
395 376
OneMain Finance Corp
3.50%, 01/15/2027 720 626
3.88%, 09/15/2028 665 559
4.00%, 09/15/2030 12,501 9,969
5.38%, 11/15/2029 835 731
6.13%, 03/15/2024 1,487 1,474
6.63%, 01/15/2028 11,690 11,389
6.88%, 03/15/2025 1,300 1,296
7.13%, 03/15/2026 1,474 1,464
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(f)
11,645 11,137
PennyMac Financial Services Inc
4.25%, 02/15/2029
(f)
1,103 906
5.38%, 10/15/2025
(f)
823 765
5.75%, 09/15/2031
(f)
980 824
PHH Mortgage Corp
7.88%, 03/15/2026
(f)
755 689
PRA Group Inc
5.00%, 10/01/2029
(f)
400 343
7.38%, 09/01/2025
(f)
8 8
8.38%, 02/01/2028
(f),(l)
645 648
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
9,538 8,941
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(f)
1,577 1,406
3.63%, 03/01/2029
(f)
366 309
3.88%, 03/01/2031
(f)
7,594 6,185
4.00%, 10/15/2033
(f)
2,910 2,308
SLM Corp
4.20%, 10/29/2025 830 774
StoneX Group Inc
8.63%, 06/15/2025
(f)
70 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(f)
$ 6,930 $ 6,482
5.50%, 04/15/2029
(f)
1,000 860
5.75%, 06/15/2027
(f)
766 688
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(f)
3,885 3,426
7.88%, 05/01/2027
(f)
300 291
World Acceptance Corp
7.00%, 11/01/2026
(f)
500 386
$ 164,033
Electric - 1 .01%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(j)
810 685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(f)
300 267
Calpine Corp
3.75%, 03/01/2031
(f)
1,260 1,050
4.50%, 02/15/2028
(f)
1,565 1,444
4.63%, 02/01/2029
(f)
886 770
5.00%, 02/01/2031
(f)
927 794
5.13%, 03/15/2028
(f),(g)
1,500 1,358
5.25%, 06/01/2026
(f)
568 549
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
960 811
3.75%, 01/15/2032
(f)
375 309
4.75%, 03/15/2028
(f)
670 632
DPL Inc
4.13%, 07/01/2025 465 443
4.35%, 04/15/2029 656 599
Drax Finco PLC
6.63%, 11/01/2025
(f)
480 468
FirstEnergy Corp
2.05%, 03/01/2025 620 581
2.25%, 09/01/2030 765 628
2.65%, 03/01/2030 1,094 935
3.40%, 03/01/2050 1,225 870
4.15%, 07/15/2027 1,912 1,827
5.10%, 07/15/2047 560 517
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(f)
425 374
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
173 176
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(f)
426 395
4.25%, 07/15/2024
(f)
660 645
4.50%, 09/15/2027
(f)
593 558
NRG Energy Inc
3.38%, 02/15/2029
(f)
555 459
3.63%, 02/15/2031
(f)
1,331 1,054
3.88%, 02/15/2032
(f)
1,619 1,260
5.25%, 06/15/2029
(f)
810 731
5.75%, 01/15/2028 915 877
6.63%, 01/15/2027 395 393
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
965 885
PG&E Corp
5.00%, 07/01/2028 1,012 948
5.25%, 07/01/2030 1,095 1,007
Pike Corp
5.50%, 09/01/2028
(f)
1,093 965
TransAlta Corp
6.50%, 03/15/2040 725 695
7.75%, 11/15/2029 300 309

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 1,629 $ 1,433
5.00%, 07/31/2027
(f)
1,225 1,153
5.63%, 02/15/2027
(f)
1,400 1,352
$ 31,206
Electrical Components & Equipment - 0 .18%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
415 360
4.75%, 06/15/2028
(f)
845 756
6.50%, 12/31/2027
(f)
780 761
EnerSys
4.38%, 12/15/2027
(f)
490 453
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,716 1,744
7.25%, 06/15/2028
(f)
1,425 1,460
$ 5,534
Electronics - 0 .28%
Atkore Inc
4.25%, 06/01/2031
(f)
1,000 877
Coherent Corp
5.00%, 12/15/2029
(f)
970 881
Imola Merger Corp
4.75%, 05/15/2029
(f)
2,670 2,323
Likewize Corp
9.75%, 10/15/2025
(f)
404 380
Sensata Technologies BV
4.00%, 04/15/2029
(f)
1,000 898
5.00%, 10/01/2025
(f)
576 570
5.63%, 11/01/2024
(f)
440 440
5.88%, 09/01/2030
(f)
507 497
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
705 598
4.38%, 02/15/2030
(f)
529 479
TTM Technologies Inc
4.00%, 03/01/2029
(f)
701 613
$ 8,556
Energy - Alternate Sources - 0 .28%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
7,353 6,863
TerraForm Power Operating LLC
4.75%, 01/15/2030
(f)
950 855
5.00%, 01/31/2028
(f)
1,120 1,052
$ 8,770
Engineering & Construction - 0 .40%
AECOM
5.13%, 03/15/2027 1,345 1,322
Arcosa Inc
4.38%, 04/15/2029
(f)
912 816
Artera Services LLC
9.03%, 12/04/2025
(f)
969 828
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,565 1,279
Cellnex Finance Co SA
3.88%, 07/07/2041
(f)
120 88
Dycom Industries Inc
4.50%, 04/15/2029
(f)
500 448
Fluor Corp
3.50%, 12/15/2024 244 236
4.25%, 09/15/2028
(g)
505 471
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
400 328
7.50%, 04/15/2032
(f)
500 425
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f)
1,065 897
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
$ 3,710 $ 3,652
INNOVATE Corp
8.50%, 02/01/2026
(f)
315 237
TopBuild Corp
3.63%, 03/15/2029
(f)
295 251
4.13%, 02/15/2032
(f)
460 390
Tutor Perini Corp
6.88%, 05/01/2025
(f)
431 384
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
450 392
$ 12,444
Entertainment - 3 .46%
Affinity Gaming
6.88%, 12/15/2027
(f)
840 752
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(f)
750 303
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(f)
868 504
10.00%, PIK 12.00%; 06/15/2026
(f),(i)
1,740 868
Banijay Entertainment SASU
5.38%, 03/01/2025
(f)
390 376
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
10,580 9,046
6.25%, 07/01/2025
(f)
2,212 2,204
7.00%, 02/15/2030
(f),(l)
9,950 10,125
8.13%, 07/01/2027
(f)
7,690 7,805
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
1,240 1,240
CCM Merger Inc
6.38%, 05/01/2026
(f)
409 396
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
1,836 1,740
Cedar Fair LP
5.25%, 07/15/2029
(g)
266 244
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 396 383
5.50%, 05/01/2025
(f)
1,035 1,027
6.50%, 10/01/2028 275 267
Churchill Downs Inc
4.75%, 01/15/2028
(f)
1,035 968
5.50%, 04/01/2027
(f)
855 829
Cinemark USA Inc
5.25%, 07/15/2028
(f)
17,919 14,687
5.88%, 03/15/2026
(f),(g)
3,111 2,794
Empire Resorts Inc
7.75%, 11/01/2026
(f)
1,075 872
Everi Holdings Inc
5.00%, 07/15/2029
(f)
7,915 7,162
Golden Entertainment Inc
7.63%, 04/15/2026
(f)
50 50
International Game Technology PLC
4.13%, 04/15/2026
(f)
280 265
5.25%, 01/15/2029
(f)
460 441
6.25%, 01/15/2027
(f)
220 220
6.50%, 02/15/2025
(f)
289 292
Jacobs Entertainment Inc
6.75%, 02/15/2029
(f)
770 716
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
1,235 803
Live Nation Entertainment Inc
3.75%, 01/15/2028
(f)
475 423
4.75%, 10/15/2027
(f),(g)
12,892 11,925
4.88%, 11/01/2024
(f)
560 544

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Live Nation Entertainment Inc   (continued)
5.63%, 03/15/2026
(f)
$ 725 $ 703
6.50%, 05/15/2027
(f)
6,622 6,658
Merlin Entertainments Ltd
5.75%, 06/15/2026
(f)
765 728
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp
4.88%, 05/01/2029
(f)
590 516
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(f)
1,620 1,539
Motion Bondco DAC
6.63%, 11/15/2027
(f)
888 804
Penn Entertainment Inc
4.13%, 07/01/2029
(f)
135 111
5.63%, 01/15/2027
(f)
325 306
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(f)
770 553
5.88%, 09/01/2031
(f)
680 475
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(f)
489 455
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(f)
900 696
Scientific Games International Inc
7.00%, 05/15/2028
(f)
430 426
7.25%, 11/15/2029
(f)
265 266
8.63%, 07/01/2025
(f)
552 562
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f)
575 520
8.75%, 05/01/2025
(f)
283 290
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
556 544
5.50%, 04/15/2027
(f),(g)
375 353
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(f)
200 202
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
6,280 5,863
Universal Entertainment Corp
8.50%, 12/11/2024
(f)
850 797
Vail Resorts Inc
6.25%, 05/15/2025
(f)
485 487
WMG Acquisition Corp
3.00%, 02/15/2031
(f)
600 498
3.75%, 12/01/2029
(f)
770 674
3.88%, 07/15/2030
(f)
460 406
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
410 366
7.75%, 04/15/2025
(f)
902 906
$ 106,975
Environmental Control - 1 .53%
Clean Harbors Inc
4.88%, 07/15/2027
(f)
440 425
5.13%, 07/15/2029
(f)
300 288
6.38%, 02/01/2031
(f)
330 336
Covanta Holding Corp
4.88%, 12/01/2029
(f)
12,078 10,553
5.00%, 09/01/2030 996 848
GFL Environmental Inc
3.50%, 09/01/2028
(f)
660 589
3.75%, 08/01/2025
(f)
1,002 952
4.00%, 08/01/2028
(f)
7,755 6,885
4.25%, 06/01/2025
(f)
535 516
4.38%, 08/15/2029
(f)
11,225 9,954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
GFL Environmental Inc   (continued)
4.75%, 06/15/2029
(f)
$ 8,443 $ 7,620
5.13%, 12/15/2026
(f)
460 448
Harsco Corp
5.75%, 07/31/2027
(f)
845 715
Madison IAQ LLC
4.13%, 06/30/2028
(f)
623 548
5.88%, 06/30/2029
(f)
5,820 4,616
Stericycle Inc
3.88%, 01/15/2029
(f)
700 621
5.38%, 07/15/2024
(f)
879 871
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
551 512
$ 47,297
Food - 2 .44%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(f)
760 703
3.50%, 03/15/2029
(f)
4,646 4,007
4.63%, 01/15/2027
(f)
1,805 1,711
4.88%, 02/15/2030
(f)
4,235 3,895
5.88%, 02/15/2028
(f)
1,251 1,223
7.50%, 03/15/2026
(f)
1,120 1,149
B&G Foods Inc
5.25%, 04/01/2025 1,415 1,290
5.25%, 09/15/2027 886 717
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
300 274
7.50%, 04/15/2025
(f)
595 584
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f)
375 352
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
404 275
Ingles Markets Inc
4.00%, 06/15/2031
(f)
250 215
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(f)
624 624
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(f)
1,060 955
4.38%, 01/31/2032
(f)
867 776
4.88%, 05/15/2028
(f)
833 806
Performance Food Group Inc
4.25%, 08/01/2029
(f)
10,145 9,052
5.50%, 10/15/2027
(f)
14,944 14,384
6.88%, 05/01/2025
(f)
315 317
Post Holdings Inc
4.50%, 09/15/2031
(f)
11,417 9,847
4.63%, 04/15/2030
(f)
7,850 6,908
5.50%, 12/15/2029
(f)
865 802
5.63%, 01/15/2028
(f)
1,499 1,443
5.75%, 03/01/2027
(f),(g)
496 489
Safeway Inc
7.25%, 02/01/2031 200 203
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(f)
350 331
Sigma Holdco BV
7.88%, 05/15/2026
(f)
1,075 828
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
860 729
TreeHouse Foods Inc
4.00%, 09/01/2028 720 600
United Natural Foods Inc
6.75%, 10/15/2028
(f)
13 13

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
4.63%, 06/01/2030
(f)
$ 7,600 $ 6,803
4.75%, 02/15/2029
(f)
2,655 2,429
6.25%, 04/15/2025
(f)
700 701
$ 75,435
Food Service - 0 .61%
Aramark Services Inc
5.00%, 04/01/2025
(f)
860 847
5.00%, 02/01/2028
(f)
14,285 13,464
6.38%, 05/01/2025
(f)
4,098 4,099
TKC Holdings Inc
10.50%, 05/15/2029
(f)
760 463
$ 18,873
Forest Products & Paper - 0 .15%
Ahlstrom-Munksjo Holding 3 Oy
4.88%, 02/04/2028
(f)
1,130 967
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
545 484
Domtar Corp
6.75%, 10/01/2028
(f)
850 781
Glatfelter Corp
4.75%, 11/15/2029
(f)
1,015 710
Mercer International Inc
5.13%, 02/01/2029 1,224 1,047
5.50%, 01/15/2026
(g)
303 293
Sylvamo Corp
7.00%, 09/01/2029
(f)
278 266
$ 4,548
Gas - 0 .11%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,085
5.63%, 05/20/2024 936 922
5.75%, 05/20/2027 621 585
5.88%, 08/20/2026 723 699
$ 3,291
Hand & Machine Tools - 0 .01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 250
Healthcare - Products - 0 .74%
Avantor Funding Inc
3.88%, 11/01/2029
(f)
696 612
4.63%, 07/15/2028
(f)
1,645 1,551
Embecta Corp
5.00%, 02/15/2030
(f)
830 684
Garden Spinco Corp
8.63%, 07/20/2030
(f)
8,387 8,974
Hologic Inc
3.25%, 02/15/2029
(f)
1,014 892
4.63%, 02/01/2028
(f)
619 590
Medline Borrower LP
3.88%, 04/01/2029
(f)
4,790 4,096
5.25%, 10/01/2029
(f)
4,602 3,853
Teleflex Inc
4.25%, 06/01/2028
(f)
500 461
4.63%, 11/15/2027 565 539
Varex Imaging Corp
7.88%, 10/15/2027
(f)
680 676
$ 22,928
Healthcare - Services - 3 .39%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
9,009 8,424
5.50%, 07/01/2028
(f)
3,825 3,685
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
250 206
Air Methods Corp
8.00%, 05/15/2025
(f)
850 38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Akumin Escrow Inc
7.50%, 08/01/2028
(f)
$ 520 $ 354
Akumin Inc
7.00%, 11/01/2025
(f)
500 387
Cano Health LLC
6.25%, 10/01/2028
(f)
6,955 4,434
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
365 302
3.50%, 04/01/2030
(f),(g)
4,395 3,631
5.00%, 07/15/2027
(f)
330 312
Charles River Laboratories International Inc
3.75%, 03/15/2029
(f)
935 833
4.00%, 03/15/2031
(f)
445 393
4.25%, 05/01/2028
(f)
550 509
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
740 566
5.25%, 05/15/2030
(f)
1,255 1,013
5.63%, 03/15/2027
(f)
1,650 1,461
6.00%, 01/15/2029
(f)
1,025 900
6.13%, 04/01/2030
(f)
1,291 776
6.88%, 04/15/2029
(f),(g)
2,155 1,363
8.00%, 03/15/2026
(f)
1,994 1,925
8.00%, 12/15/2027
(f),(g)
300 283
DaVita Inc
3.75%, 02/15/2031
(f)
2,247 1,747
4.63%, 06/01/2030
(f)
4,065 3,425
Encompass Health Corp
4.50%, 02/01/2028 1,015 947
4.63%, 04/01/2031 900 792
4.75%, 02/01/2030 1,046 959
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
754 203
Global Medical Response Inc
6.50%, 10/01/2025
(f)
1,100 773
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
215 179
IQVIA Inc
5.00%, 10/15/2026
(f)
1,062 1,035
5.00%, 05/15/2027
(f)
1,500 1,456
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
3,760 3,290
6.75%, 04/15/2025
(f)
500 487
LifePoint Health Inc
5.38%, 01/15/2029
(f)
480 321
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(f)
471 408
ModivCare Inc
5.88%, 11/15/2025
(f)
600 580
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
798 686
3.88%, 05/15/2032
(f)
1,000 838
4.38%, 06/15/2028
(f)
865 799
Prime Healthcare Services Inc
7.25%, 11/01/2025
(f)
950 837
Radiology Partners Inc
9.25%, 02/01/2028
(f)
8,444 5,109
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
1,620 1,420
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
9,425 7,691
Select Medical Corp
6.25%, 08/15/2026
(f)
1,175 1,148
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
2,088 2,074
10.00%, 04/15/2027
(f)
2,996 3,056

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Syneos Health Inc
3.63%, 01/15/2029
(f)
$ 1,042 $ 843
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
959 632
Tenet Healthcare Corp
4.25%, 06/01/2029 1,095 975
4.38%, 01/15/2030 1,205 1,071
4.63%, 07/15/2024 849 837
4.63%, 09/01/2024 470 462
4.63%, 06/15/2028 2,465 2,286
4.88%, 01/01/2026 1,500 1,461
5.13%, 11/01/2027 1,767 1,700
6.13%, 10/01/2028 17,100 15,989
6.13%, 06/15/2030
(f)
2,499 2,426
6.25%, 02/01/2027
(f)
1,154 1,128
6.88%, 11/15/2031 145 134
Toledo Hospital/The
5.33%, 11/15/2028 1,180 963
6.02%, 11/15/2048 1,505 1,001
US Acute Care Solutions LLC
6.38%, 03/01/2026
(f)
670 606
US Renal Care Inc
10.63%, 07/15/2027
(f)
839 273
$ 104,842
Holding Companies - Diversified - 0 .05%
Stena AB
7.00%, 02/01/2024
(f)
370 368
Stena International SA
5.75%, 03/01/2024
(f)
325 322
6.13%, 02/01/2025
(f)
805 761
$ 1,451
Home Builders - 0 .46%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(f)
165 138
4.63%, 04/01/2030
(f)
255 212
6.63%, 01/15/2028
(f)
900 821
Beazer Homes USA Inc
5.88%, 10/15/2027 245 219
6.75%, 03/15/2025 151 148
7.25%, 10/15/2029 163 151
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(f)
205 159
6.25%, 09/15/2027
(f)
424 377
Century Communities Inc
3.88%, 08/15/2029
(f)
825 693
6.75%, 06/01/2027 879 867
Empire Communities Corp
7.00%, 12/15/2025
(f)
235 213
Installed Building Products Inc
5.75%, 02/01/2028
(f)
140 129
KB Home
4.00%, 06/15/2031 475 396
4.80%, 11/15/2029 324 291
6.88%, 06/15/2027 310 316
7.25%, 07/15/2030 510 509
LGI Homes Inc
4.00%, 07/15/2029
(f)
931 754
M/I Homes Inc
3.95%, 02/15/2030 435 366
4.95%, 02/01/2028 561 517
Mattamy Group Corp
4.63%, 03/01/2030
(f)
563 475
5.25%, 12/15/2027
(f)
650 595
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Meritage Homes Corp
3.88%, 04/15/2029
(f)
$ 1,012 $ 897
6.00%, 06/01/2025 408 410
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 518 462
4.75%, 04/01/2029 270 233
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(f)
350 320
5.75%, 01/15/2028
(f)
355 344
5.88%, 06/15/2027
(f)
210 206
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
670 667
Thor Industries Inc
4.00%, 10/15/2029
(f)
500 416
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 375
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 748
5.70%, 06/15/2028 523 491
Winnebago Industries Inc
6.25%, 07/15/2028
(f)
249 239
$ 14,154
Home Furnishings - 0 .07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(f)
1,475 1,215
4.00%, 04/15/2029
(f)
1,081 944
$ 2,159
Housewares - 0 .40%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(f)
4,203 3,814
Newell Brands Inc
4.00%, 12/01/2024 200 195
4.45%, 04/01/2026 2,026 1,925
4.88%, 06/01/2025 565 552
5.63%, 04/01/2036 2,985 2,659
5.75%, 04/01/2046 644 535
6.38%, 09/15/2027
(g)
786 790
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 592 480
4.50%, 10/15/2029
(g)
994 857
5.25%, 12/15/2026
(g)
187 184
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(f),(g)
600 394
$ 12,385
Insurance - 2 .98%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,260 2,706
6.00%, 08/01/2029
(f)
540 445
7.00%, 11/15/2025
(f)
24,436 23,248
10.13%, 08/01/2026
(f)
497 497
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
12,742 11,677
5.88%, 11/01/2029
(f)
485 423
6.75%, 10/15/2027
(f)
1,392 1,302
AmWINS Group Inc
4.88%, 06/30/2029
(f)
16,198 14,208
Assurant Inc
7.00%, 03/27/2048
(j)
415 411
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
8,013 6,854
7.00%, 08/15/2025
(f)
15,004 14,755
BroadStreet Partners Inc
5.88%, 04/15/2029
(f)
790 698

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Enstar Finance LLC
5.50%, 01/15/2042
(j)
$ 368 $ 304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%
Genworth Holdings Inc
6.50%, 06/15/2034 755 677
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
5,694 5,591
HUB International Ltd
5.63%, 12/01/2029
(f)
623 558
7.00%, 05/01/2026
(f)
3,082 3,052
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(j)
500 427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(f)
779 508
7.80%, 03/07/2087
(f)
505 562
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 754
Ohio National Financial Services Inc
5.80%, 01/24/2030
(f)
410 390
Ryan Specialty Group LLC
4.38%, 02/01/2030
(f)
280 252
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
520 505
USI Inc/NY
6.88%, 05/01/2025
(f)
1,016 1,011
Wilton RE Ltd
6.00%, 10/22/2030
(f),(j),(m)
435 387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 92,202
Internet - 1 .88%
ANGI Group LLC
3.88%, 08/15/2028
(f),(g)
639 490
Arches Buyer Inc
4.25%, 06/01/2028
(f)
800 672
6.13%, 12/01/2028
(f)
6,296 5,303
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
6,479 5,507
5.63%, 09/15/2028
(f)
6,831 5,243
Cars.com Inc
6.38%, 11/01/2028
(f)
990 918
Cogent Communications Group Inc
3.50%, 05/01/2026
(f)
229 212
7.00%, 06/15/2027
(f)
515 510
Endurance International Group Holdings Inc
6.00%, 02/15/2029
(f)
1,215 863
Gen Digital Inc
5.00%, 04/15/2025
(f)
1,505 1,475
6.75%, 09/30/2027
(f)
295 299
7.13%, 09/30/2030
(f)
5,490 5,575
Getty Images Inc
9.75%, 03/01/2027
(f)
268 265
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
665 575
5.25%, 12/01/2027
(f)
995 963
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
296 237
Match Group Holdings II LLC
3.63%, 10/01/2031
(f)
415 333
4.13%, 08/01/2030
(f)
500 430
4.63%, 06/01/2028
(f)
505 464
5.63%, 02/15/2029
(f)
629 591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Millennium Escrow Corp
6.63%, 08/01/2026
(f)
$ 500 $ 348
Netflix Inc
3.63%, 06/15/2025
(f)
592 570
4.38%, 11/15/2026 901 894
4.88%, 04/15/2028 1,696 1,690
4.88%, 06/15/2030
(f)
935 923
5.38%, 11/15/2029
(f)
829 841
5.75%, 03/01/2024 425 427
5.88%, 02/15/2025 725 736
5.88%, 11/15/2028 2,142 2,222
6.38%, 05/15/2029 900 964
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(f)
300 272
6.00%, 02/15/2028
(f),(g)
330 272
10.75%, 06/01/2028
(f)
240 224
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
885 443
Rakuten Group Inc
5.13%, 04/22/2026
(f),(j),(m)
580 502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(f),(j),(m)
970 794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
10.25%, 11/30/2024
(f)
2,484 2,515
TripAdvisor Inc
7.00%, 07/15/2025
(f)
925 929
Uber Technologies Inc
4.50%, 08/15/2029
(f)
8,994 8,007
6.25%, 01/15/2028
(f),(g)
200 196
7.50%, 05/15/2025
(f)
752 763
7.50%, 09/15/2027
(f)
702 713
8.00%, 11/01/2026
(f)
1,354 1,386
Ziff Davis Inc
4.63%, 10/15/2030
(f)
585 518
$ 58,074
Investment Companies - 0 .21%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(f)
145 119
5.25%, 04/15/2029
(f)
1,035 931
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 1,195 1,041
4.75%, 09/15/2024 1,295 1,264
5.25%, 05/15/2027 1,584 1,475
6.25%, 05/15/2026 1,000 986
6.38%, 12/15/2025 830 823
$ 6,639
Iron & Steel - 1 .21%
ATI Inc
4.88%, 10/01/2029 373 341
5.13%, 10/01/2031 268 244
5.88%, 12/01/2027 735 709
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
16,402 15,928
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
4,951 4,855
Carpenter Technology Corp
6.38%, 07/15/2028 369 363
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
435 406
4.88%, 03/01/2031
(f),(g)
405 378
5.88%, 06/01/2027
(g)
566 557
6.25%, 10/01/2040 223 201

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Cleveland-Cliffs Inc   (continued)
6.75%, 03/15/2026
(f)
$ 909 $ 924
Commercial Metals Co
4.13%, 01/15/2030 465 416
4.38%, 03/15/2032 425 373
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f)
295 281
Mineral Resources Ltd
8.00%, 11/01/2027
(f)
500 512
8.13%, 05/01/2027
(f)
1,075 1,083
8.50%, 05/01/2030
(f)
300 310
Specialty Steel
15.14%, 11/15/2026
(e),(k)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(f)
608 457
United States Steel Corp
6.88%, 03/01/2029
(g)
460 465
$ 37,483
Leisure Products & Services - 1 .06%
Carnival Corp
4.00%, 08/01/2028
(f)
1,455 1,257
5.75%, 03/01/2027
(f)
13,200 10,957
6.00%, 05/01/2029
(f)
2,184 1,725
6.65%, 01/15/2028 320 246
7.63%, 03/01/2026
(f)
3,390 3,085
9.88%, 08/01/2027
(f)
511 525
10.50%, 02/01/2026
(f)
435 455
10.50%, 06/01/2030
(f),(g)
835 804
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
1,231 1,329
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
680 589
Life Time Inc
5.75%, 01/15/2026
(f)
445 428
8.00%, 04/15/2026
(f)
465 452
Lindblad Expeditions LLC
6.75%, 02/15/2027
(f)
200 196
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(f)
590 466
NCL Corp Ltd
3.63%, 12/15/2024
(f)
505 474
5.88%, 03/15/2026
(f)
1,485 1,284
5.88%, 02/15/2027
(f)
310 288
7.75%, 02/15/2029
(f)
143 123
NCL Finance Ltd
6.13%, 03/15/2028
(f)
545 443
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 310 244
4.25%, 07/01/2026
(f)
420 364
5.38%, 07/15/2027
(f)
900 783
5.50%, 08/31/2026
(f)
750 671
5.50%, 04/01/2028
(f)
960 826
7.50%, 10/15/2027 150 139
11.50%, 06/01/2025
(f)
896 962
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,200 1,022
6.25%, 05/15/2025
(f)
628 572
7.00%, 02/15/2029
(f),(g)
565 492
13.00%, 05/15/2025
(f)
134 142
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(f)
120 103
Vista Outdoor Inc
4.50%, 03/15/2029
(f)
1,195 968
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
545 479
$ 32,893
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 2 .95%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
$ 970 $ 922
4.75%, 06/15/2031
(f),(g)
9,719 8,745
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(f)
895 801
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
6,360 5,341
3.75%, 05/01/2029
(f)
1,050 932
4.00%, 05/01/2031
(f)
1,555 1,347
4.88%, 01/15/2030 1,220 1,150
5.38%, 05/01/2025
(f)
690 685
5.75%, 05/01/2028
(f)
912 905
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(f)
582 505
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(f)
491 439
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 615 595
Las Vegas Sands Corp
2.90%, 06/25/2025 1,874 1,755
3.20%, 08/08/2024 5,349 5,148
3.50%, 08/18/2026 3,408 3,175
3.90%, 08/08/2029 2,384 2,136
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(f)
200 174
4.75%, 01/15/2028 275 248
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(f)
1,340 1,147
5.75%, 07/21/2028
(f)
1,205 1,080
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
635 571
5.25%, 06/18/2025
(f)
620 589
5.38%, 05/15/2024
(f)
730 709
5.88%, 05/15/2026
(f),(g)
900 852
MGM Resorts International
4.63%, 09/01/2026 791 745
4.75%, 10/15/2028 925 839
5.50%, 04/15/2027 843 813
5.75%, 06/15/2025 700 691
6.75%, 05/01/2025 800 806
Sands China Ltd
2.80%, 03/08/2027 1,093 955
3.35%, 03/08/2029 428 366
3.75%, 08/08/2031 300 251
4.30%, 01/08/2026 2,706 2,567
4.88%, 06/18/2030 2,266 2,064
5.63%, 08/08/2025 6,165 6,129
5.90%, 08/08/2028 6,032 5,926
Station Casinos LLC
4.50%, 02/15/2028
(f)
415 374
4.63%, 12/01/2031
(f)
19,495 16,432
Studio City Finance Ltd
5.00%, 01/15/2029
(f)
1,120 910
6.00%, 07/15/2025
(f)
395 372
6.50%, 01/15/2028
(f)
1,079 975
Travel + Leisure Co
4.50%, 12/01/2029
(f)
1,035 890
4.63%, 03/01/2030
(f)
337 287
5.65%, 04/01/2024 266 265
6.00%, 04/01/2027 739 725
6.63%, 07/31/2026
(f)
921 914
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(f)
545 503

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f),(g)
$ 929 $ 878
5.50%, 03/01/2025
(f)
1,865 1,812
Wynn Macau Ltd
4.88%, 10/01/2024
(f),(g)
320 308
5.13%, 12/15/2029
(f)
1,145 955
5.50%, 01/15/2026
(f)
1,050 979
5.50%, 10/01/2027
(f)
445 398
5.63%, 08/26/2028
(f)
1,345 1,185
$ 91,265
Machinery - Construction & Mining - 0 .09%
BWX Technologies Inc
4.13%, 06/30/2028
(f)
657 593
4.13%, 04/15/2029
(f)
410 367
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f),(g)
225 221
Terex Corp
5.00%, 05/15/2029
(f)
756 706
Vertiv Group Corp
4.13%, 11/15/2028
(f)
800 694
Weir Group PLC/The
2.20%, 05/13/2026
(f)
140 125
$ 2,706
Machinery - Diversified - 0 .78%
ATS Corp
4.13%, 12/15/2028
(f)
346 310
Chart Industries Inc
7.50%, 01/01/2030
(f)
1,300 1,329
9.50%, 01/01/2031
(f)
930 971
GrafTech Finance Inc
4.63%, 12/15/2028
(f)
498 425
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(f),(h),(i)
573 531
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
3,765 3,360
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
314 302
Mueller Water Products Inc
4.00%, 06/15/2029
(f)
340 302
SPX FLOW Inc
8.75%, 04/01/2030
(f)
540 444
Stevens Holding Co Inc
6.13%, 10/01/2026
(f)
711 722
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
13,519 12,787
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(f)
795 707
TK Elevator US Newco Inc
5.25%, 07/15/2027
(f)
1,985 1,837
$ 24,027
Media - 5 .54%
Altice Financing SA
5.00%, 01/15/2028
(f)
1,616 1,374
5.75%, 08/15/2029
(f)
2,255 1,894
AMC Networks Inc
4.25%, 02/15/2029 670 413
4.75%, 08/01/2025 720 616
5.00%, 04/01/2024 275 264
Audacy Capital Corp
6.50%, 05/01/2027
(f)
277 46
6.75%, 03/31/2029
(f)
365 62
Belo Corp
7.25%, 09/15/2027 170 162
Cable One Inc
4.00%, 11/15/2030
(f),(g)
490 404
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
$ 9,990 $ 8,322
4.25%, 01/15/2034
(f)
5,920 4,615
4.50%, 08/15/2030
(f)
3,065 2,619
4.50%, 05/01/2032 5,087 4,210
4.50%, 06/01/2033
(f)
2,122 1,724
4.75%, 03/01/2030
(f)
6,845 5,981
4.75%, 02/01/2032
(f)
1,000 850
5.00%, 02/01/2028
(f)
3,750 3,501
5.13%, 05/01/2027
(f)
3,434 3,273
5.38%, 06/01/2029
(f)
4,777 4,419
5.50%, 05/01/2026
(f)
1,080 1,061
6.38%, 09/01/2029
(f)
1,042 1,006
CSC Holdings LLC
3.38%, 02/15/2031
(f)
400 279
4.13%, 12/01/2030
(f)
2,690 1,989
4.50%, 11/15/2031
(f)
1,110 818
4.63%, 12/01/2030
(f)
12,090 7,149
5.25%, 06/01/2024 2,489 2,436
5.38%, 02/01/2028
(f)
745 629
5.50%, 04/15/2027
(f)
825 727
5.75%, 01/15/2030
(f)
2,567 1,617
6.50%, 02/01/2029
(f)
1,248 1,080
7.50%, 04/01/2028
(f)
3,600 2,633
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f)
516 431
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
175 13
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
4,334 3,926
DISH DBS Corp
5.13%, 06/01/2029 2,185 1,389
5.25%, 12/01/2026
(f)
3,070 2,646
5.75%, 12/01/2028
(f)
3,850 3,150
5.88%, 11/15/2024 2,494 2,354
7.38%, 07/01/2028 1,829 1,313
7.75%, 07/01/2026 2,900 2,355
DISH Network Corp
11.75%, 11/15/2027
(f)
2,538 2,638
Gannett Holdings LLC
6.00%, 11/01/2026
(f)
1,160 897
GCI LLC
4.75%, 10/15/2028
(f)
520 458
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
900 692
Gray Television Inc
4.75%, 10/15/2030
(f)
500 369
5.88%, 07/15/2026
(f)
640 586
7.00%, 05/15/2027
(f),(g)
435 396
Historic TW Inc
8.30%, 01/15/2036
(h)
13 15
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
1,005 859
5.25%, 08/15/2027
(f)
836 749
6.38%, 05/01/2026 1,002 957
8.38%, 05/01/2027 1,423 1,275
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
776 683
6.75%, 10/15/2027
(f)
1,265 1,232
Liberty Interactive LLC
8.25%, 02/01/2030 1,167 555
8.50%, 07/15/2029 981 501
McGraw-Hill Education Inc
5.75%, 08/01/2028
(f)
750 659
8.00%, 08/01/2029
(f)
771 661

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
$ 1,305 $ 1,229
News Corp
3.88%, 05/15/2029
(f)
1,375 1,230
5.13%, 02/15/2032
(f)
660 621
Nexstar Media Inc
4.75%, 11/01/2028
(f)
1,307 1,180
5.63%, 07/15/2027
(f)
8,925 8,502
Paramount Global
6.25%, 02/28/2057
(j)
1,412 1,223
3 Month USD LIBOR + 3.90%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
831 636
6.50%, 09/15/2028
(f)
6,625 3,451
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
443 370
5.38%, 01/15/2031
(f),(g)
3,173 2,561
Scripps Escrow Inc
5.88%, 07/15/2027
(f),(g)
608 543
Sinclair Television Group Inc
4.13%, 12/01/2030
(f)
250 199
5.13%, 02/15/2027
(f)
218 193
5.50%, 03/01/2030
(f),(g)
295 235
Sirius XM Radio Inc
3.13%, 09/01/2026
(f)
748 673
3.88%, 09/01/2031
(f)
5,355 4,415
4.00%, 07/15/2028
(f)
5,005 4,455
4.13%, 07/01/2030
(f)
4,030 3,456
5.00%, 08/01/2027
(f)
1,121 1,061
5.50%, 07/01/2029
(f)
933 874
SportsNet New York
10.25%, 01/15/2025
(e),(k)
4,130 4,047
TEGNA Inc
4.63%, 03/15/2028 764 717
4.75%, 03/15/2026
(f)
583 565
5.00%, 09/15/2029 715 674
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
1,400 1,301
Univision Communications Inc
4.50%, 05/01/2029
(f)
1,350 1,162
5.13%, 02/15/2025
(f)
1,959 1,909
6.63%, 06/01/2027
(f)
1,712 1,678
7.38%, 06/30/2030
(f)
1,250 1,226
UPC Broadband Finco BV
4.88%, 07/15/2031
(f)
1,360 1,196
UPC Holding BV
5.50%, 01/15/2028
(f)
455 415
Urban One Inc
7.38%, 02/01/2028
(f)
440 400
Videotron Ltd
3.63%, 06/15/2029
(f),(g)
985 857
5.13%, 04/15/2027
(f)
838 804
5.38%, 06/15/2024
(f)
1,017 1,010
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
12,796 10,741
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(f)
950 819
5.50%, 05/15/2029
(f)
1,475 1,368
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
405 368
VZ Secured Financing BV
5.00%, 01/15/2032
(f)
1,545 1,323
Warner Media LLC
7.63%, 04/15/2031 300 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
$ 755 $ 624
6.00%, 01/15/2027
(f)
1,625 1,536
Ziggo BV
4.88%, 01/15/2030
(f)
1,275 1,111
$ 171,211
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(f)
155 154
Park-Ohio Industries Inc
6.63%, 04/15/2027 756 556
$ 710
Mining - 1 .82%
Arconic Corp
6.00%, 05/15/2025
(f)
791 783
6.13%, 02/15/2028
(f)
18,157 17,445
Century Aluminum Co
7.50%, 04/01/2028
(f)
11,155 9,827
Coeur Mining Inc
5.13%, 02/15/2029
(f),(g)
895 721
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
510 494
6.75%, 12/01/2027
(f)
353 344
Constellium SE
3.75%, 04/15/2029
(f),(g)
3,450 2,934
5.63%, 06/15/2028
(f)
1,250 1,185
5.88%, 02/15/2026
(f)
2,075 2,052
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(f)
1,835 1,615
4.50%, 09/15/2027
(f)
833 795
5.13%, 05/15/2024
(f)
1,070 1,060
5.88%, 04/15/2030
(f)
1,160 1,133
6.13%, 04/15/2032
(f)
419 408
Hecla Mining Co
7.25%, 02/15/2028 255 254
Hudbay Minerals Inc
4.50%, 04/01/2026 500 461
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 442
Kaiser Aluminum Corp
4.50%, 06/01/2031
(f)
141 119
4.63%, 03/01/2028
(f)
310 283
New Gold Inc
7.50%, 07/15/2027
(f)
594 551
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(f)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(f)
585 530
3.88%, 08/15/2031
(f)
1,925 1,625
4.75%, 01/30/2030
(f)
7,065 6,394
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
615 602
Real Alloy Holding Inc
14.73%, 05/31/2025
(e),(h),(k)
4,258 4,258
$ 56,315
Miscellaneous Manufacturers - 0 .15%
Amsted Industries Inc
4.63%, 05/15/2030
(f)
415 372
5.63%, 07/01/2027
(f)
600 590
EnPro Industries Inc
5.75%, 10/15/2026 179 175
FXI Holdings Inc
7.88%, 11/01/2024
(f),(g)
616 555
12.25%, 11/15/2026
(f)
643 581

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(f)
$ 680 $ 670
Hillenbrand Inc
5.00%, 09/15/2026 360 347
5.75%, 06/15/2025 327 329
LSB Industries Inc
6.25%, 10/15/2028
(f)
730 658
Trinity Industries Inc
4.55%, 10/01/2024 230 222
$ 4,499
Office & Business Equipment - 0 .11%
Pitney Bowes Inc
6.88%, 03/15/2027
(f)
620 520
7.25%, 03/15/2029
(f)
654 515
Xerox Corp
3.80%, 05/15/2024 215 208
4.80%, 03/01/2035 650 444
6.75%, 12/15/2039 445 347
Xerox Holdings Corp
5.00%, 08/15/2025
(f),(g)
1,206 1,122
5.50%, 08/15/2028
(f)
250 212
$ 3,368
Office Furnishings - 0 .01%
Steelcase Inc
5.13%, 01/18/2029 398 355
Oil & Gas - 5 .86%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
1,080 1,075
Antero Resources Corp
7.63%, 02/01/2029
(f)
234 239
Apache Corp
4.25%, 01/15/2030
(g)
580 531
4.75%, 04/15/2043 117 93
5.10%, 09/01/2040 1,570 1,371
5.25%, 02/01/2042 815 685
5.35%, 07/01/2049 765 633
6.00%, 01/15/2037 335 317
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(f)
190 167
7.00%, 11/01/2026
(f)
900 858
8.25%, 12/31/2028
(f)
323 316
Athabasca Oil Corp
9.75%, 11/01/2026
(f)
309 324
Baytex Energy Corp
8.75%, 04/01/2027
(f),(g)
1,010 1,045
California Resources Corp
7.13%, 02/01/2026
(f)
30 29
Callon Petroleum Co
6.38%, 07/01/2026 275 265
7.50%, 06/15/2030
(f),(g)
5,800 5,611
8.00%, 08/01/2028
(f)
194 194
8.25%, 07/15/2025 464 464
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(f)
476 459
9.25%, 07/15/2024
(f)
580 587
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
600 582
5.88%, 02/01/2029
(f)
554 531
6.75%, 04/15/2029
(f)
3,670 3,619
Chord Energy Corp
6.38%, 06/01/2026
(f)
684 674
Civitas Resources Inc
5.00%, 10/15/2026
(f)
1,160 1,082
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CNX Resources Corp
6.00%, 01/15/2029
(f)
$ 320 $ 294
7.25%, 03/14/2027
(f)
290 289
7.38%, 01/15/2031
(f),(g)
4,350 4,230
Comstock Resources Inc
5.88%, 01/15/2030
(f)
16,325 13,999
6.75%, 03/01/2029
(f)
3,995 3,685
Crescent Energy Finance LLC
7.25%, 05/01/2026
(f)
500 480
9.25%, 02/15/2028
(f),(l)
967 966
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
321 294
5.63%, 10/15/2025
(f)
1,540 1,502
CVR Energy Inc
5.25%, 02/15/2025
(f)
1,060 1,023
5.75%, 02/15/2028
(f)
300 275
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(f)
500 488
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(f)
750 699
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
1,327 1,300
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(f)
189 197
Ensign Drilling Inc
9.25%, 04/15/2024
(f)
620 601
Global Marine Inc
7.00%, 06/01/2028 500 398
Harbour Energy PLC
5.50%, 10/15/2026
(f)
855 782
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
940 874
6.00%, 04/15/2030
(f)
2,660 2,473
6.00%, 02/01/2031
(f)
4,672 4,320
6.25%, 11/01/2028
(f)
385 370
6.25%, 04/15/2032
(f)
5,547 5,120
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(f)
170 167
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
374 362
Matador Resources Co
5.88%, 09/15/2026 1,130 1,111
MEG Energy Corp
5.88%, 02/01/2029
(f)
7,045 6,728
7.13%, 02/01/2027
(f)
710 728
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
871 804
10.50%, 05/15/2027
(f)
310 299
Murphy Oil Corp
5.75%, 08/15/2025
(g)
297 296
6.13%, 12/01/2042 245 200
6.38%, 07/15/2028 474 469
Nabors Industries Inc
5.75%, 02/01/2025 595 577
7.38%, 05/15/2027
(f)
465 466
9.00%, 02/01/2025
(f)
15 15
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
545 530
7.50%, 01/15/2028
(f)
420 400
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
1,475 1,457
Northern Oil and Gas Inc
8.13%, 03/01/2028
(f)
1,265 1,260

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
3.20%, 08/15/2026 $ 165 $ 153
4.30%, 08/15/2039 200 162
4.40%, 04/15/2046 725 594
4.50%, 07/15/2044 190 155
4.63%, 06/15/2045 246 205
5.50%, 12/01/2025 780 785
5.55%, 03/15/2026 975 985
5.88%, 09/01/2025 1,455 1,473
6.13%, 01/01/2031 4,610 4,811
6.20%, 03/15/2040 2,733 2,762
6.38%, 09/01/2028 370 384
6.45%, 09/15/2036 10,588 11,135
6.60%, 03/15/2046 6,437 6,854
6.63%, 09/01/2030 1,705 1,810
6.95%, 07/01/2024 342 348
7.15%, 05/15/2028 640 659
7.50%, 05/01/2031 1,120 1,246
7.88%, 09/15/2031 545 617
7.95%, 06/15/2039 740 849
8.50%, 07/15/2027 895 990
8.88%, 07/15/2030 5,545 6,529
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f)
225 221
Parkland Corp
4.50%, 10/01/2029
(f)
868 745
4.63%, 05/01/2030
(f)
300 258
5.88%, 07/15/2027
(f)
880 844
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 399
5.15%, 11/15/2029 515 481
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,120 1,056
7.25%, 06/15/2025 1,099 1,095
PDC Energy Inc
5.75%, 05/15/2026 1,130 1,093
6.13%, 09/15/2024 249 248
Permian Resources Operating LLC
5.38%, 01/15/2026
(f)
150 142
5.88%, 07/01/2029
(f)
10,398 9,746
6.88%, 04/01/2027
(f)
200 196
Petrofac Ltd
9.75%, 11/15/2026
(f)
797 510
Precision Drilling Corp
6.88%, 01/15/2029
(f)
190 183
7.13%, 01/15/2026
(f)
225 223
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 672
5.13%, 10/06/2024
(f)
400 386
Range Resources Corp
4.75%, 02/15/2030
(f),(g)
430 385
4.88%, 05/15/2025 550 531
8.25%, 01/15/2029 435 447
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
800 761
SM Energy Co
5.63%, 06/01/2025 345 338
6.75%, 09/15/2026 375 369
Southwestern Energy Co
4.75%, 02/01/2032 2,870 2,530
5.38%, 02/01/2029 440 413
5.38%, 03/15/2030 1,039 968
5.70%, 01/23/2025 173 172
7.75%, 10/01/2027 90 94
8.38%, 09/15/2028 165 173
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(f)
590 503
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 $ 1,365 $ 1,235
4.50%, 04/30/2030 4,080 3,634
5.88%, 03/15/2028 5,887 5,769
6.00%, 04/15/2027 490 490
Talos Production Inc
12.00%, 01/15/2026 638 676
Tap Rock Resources LLC
7.00%, 10/01/2026
(f)
500 473
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,907 4,582
Transocean Guardian Ltd
5.88%, 01/15/2024
(f)
578 586
Transocean Inc
7.25%, 11/01/2025
(f)
485 462
7.50%, 01/15/2026
(f)
792 744
7.50%, 04/15/2031 275 213
8.00%, 02/01/2027
(f)
944 866
8.75%, 02/15/2030
(f),(g)
3,260 3,361
9.35%, 12/15/2041 200 157
11.50%, 01/30/2027
(f)
745 777
Transocean Pontus Ltd
6.13%, 08/01/2025
(f)
777 801
Transocean Poseidon Ltd
6.88%, 02/01/2027
(f)
593 592
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
599 583
6.88%, 05/01/2030
(f)
300 277
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
620 600
Vital Energy Inc
7.75%, 07/31/2029
(f)
335 309
9.50%, 01/15/2025 620 626
10.13%, 01/15/2028
(g)
245 244
W&T Offshore Inc
11.75%, 02/01/2026
(f)
1,115 1,129
$ 181,153
Oil & Gas Services - 0 .26%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
985 936
6.88%, 04/01/2027
(f)
435 426
Bristow Group Inc
6.88%, 03/01/2028
(f)
415 395
CGG SA
8.75%, 04/01/2027
(f)
204 181
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(f)
500 480
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(f)
455 430
Oceaneering International Inc
4.65%, 11/15/2024 113 110
6.00%, 02/01/2028 479 458
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(i),(m)
450 —
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(f)
366 371
Transocean Proteus Ltd
6.25%, 12/01/2024
(f)
328 332
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 807 792
6.88%, 09/01/2027 739 717
Weatherford International Ltd
6.50%, 09/15/2028
(f)
690 686
8.63%, 04/30/2030
(f)
1,715 1,731
$ 8,045

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 2 .78%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(f),(h),(i)
$ 1,027 $ 806
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(f)
749 657
4.00%, 09/01/2029
(f)
19,379 16,024
6.00%, 06/15/2027
(f)
300 299
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
1,680 1,533
5.25%, 04/30/2025
(f)
1,225 1,198
5.25%, 08/15/2027
(f)
894 732
5.25%, 08/15/2027
(f)
970 794
Ball Corp
2.88%, 08/15/2030 1,065 873
3.13%, 09/15/2031 700 572
4.88%, 03/15/2026 1,140 1,123
5.25%, 07/01/2025 885 881
Berry Global Inc
4.50%, 02/15/2026
(f),(g)
296 287
5.63%, 07/15/2027
(f)
500 491
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
511 477
Clydesdale Acquisition Holdings Inc
8.75%, 04/15/2030
(f)
1,070 946
Crown Americas LLC
5.25%, 04/01/2030 540 520
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 616
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 500 488
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 683
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
625 546
Graphic Packaging International LLC
3.50%, 03/15/2028
(f)
560 501
3.50%, 03/01/2029
(f)
1,113 980
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
6,135 5,420
LABL Inc
6.75%, 07/15/2026
(f)
695 674
8.25%, 11/01/2029
(f)
355 298
10.50%, 07/15/2027
(f)
925 880
Matthews International Corp
5.25%, 12/01/2025
(f)
265 253
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
1,875 1,874
7.25%, 04/15/2025
(f)
1,520 1,484
7.88%, 08/15/2026
(f),(l)
1,228 1,239
OI European Group BV
4.75%, 02/15/2030
(f)
712 639
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(f)
205 199
6.38%, 08/15/2025
(f)
243 238
6.63%, 05/13/2027
(f)
620 608
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC
4.00%, 10/15/2027
(f)
1,275 1,144
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(f)
520 462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp
4.00%, 12/01/2027
(f)
$ 530 $ 490
5.00%, 04/15/2029
(f)
293 281
5.13%, 12/01/2024
(f)
80 79
5.50%, 09/15/2025
(f)
872 867
6.13%, 02/01/2028
(f)
1,115 1,125
6.88%, 07/15/2033
(f)
790 821
Silgan Holdings Inc
4.13%, 02/01/2028 715 668
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
12,274 10,970
9.25%, 08/01/2024
(f)
6,247 6,097
TriMas Corp
4.13%, 04/15/2029
(f)
516 459
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
16,360 15,705
8.50%, 08/15/2027
(f)
1,030 991
$ 85,992
Pharmaceuticals - 1 .02%
180 Medical Inc
3.88%, 10/15/2029
(f)
625 554
AdaptHealth LLC
4.63%, 08/01/2029
(f)
515 448
6.13%, 08/01/2028
(f)
415 392
Bausch Health Cos Inc
4.88%, 06/01/2028
(f)
515 331
5.00%, 01/30/2028
(f)
500 224
5.50%, 11/01/2025
(f)
1,935 1,646
5.75%, 08/15/2027
(f)
900 610
6.13%, 02/01/2027
(f)
1,005 686
6.25%, 02/15/2029
(f)
500 230
7.25%, 05/30/2029
(f)
400 179
9.00%, 12/15/2025
(f)
1,080 851
11.00%, 09/30/2028
(f)
2,151 1,683
14.00%, 10/15/2030
(f)
721 450
BellRing Brands Inc
7.00%, 03/15/2030
(f)
302 300
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(f)
405 361
Elanco Animal Health Inc
6.40%, 08/28/2028 1,035 1,010
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(f)
835 783
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(f)
1,285 940
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
710 725
Jazz Securities DAC
4.38%, 01/15/2029
(f)
2,126 1,940
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(f)
110 74
11.50%, 12/15/2028
(f)
600 531
Option Care Health Inc
4.38%, 10/31/2029
(f)
433 374
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(f)
2,978 2,693
5.13%, 04/30/2031
(f)
8,620 7,782
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
555 452
6.63%, 04/01/2030
(f)
485 429
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(f)
505 411

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 $ 1,027 $ 993
4.38%, 03/15/2026 1,036 981
4.40%, 06/15/2030 815 715
4.90%, 12/15/2044 660 492
Prestige Brands Inc
3.75%, 04/01/2031
(f)
935 794
5.13%, 01/15/2028
(f)
495 473
$ 31,537
Pipelines - 4 .52%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
3,285 3,051
5.75%, 03/01/2027
(f)
720 698
5.75%, 01/15/2028
(f)
6,325 6,048
7.88%, 05/15/2026
(f)
603 619
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(f)
580 571
7.63%, 12/15/2025
(f)
210 213
Buckeye Partners LP
4.13%, 03/01/2025
(f)
850 808
4.13%, 12/01/2027 945 855
4.35%, 10/15/2024 295 286
4.50%, 03/01/2028
(f)
5,240 4,783
5.60%, 10/15/2044 3,121 2,380
5.85%, 11/15/2043 3,120 2,387
Cheniere Energy Inc
4.63%, 10/15/2028 1,335 1,271
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
5,514 4,666
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
10,475 9,538
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
688 658
5.75%, 04/01/2025
(g)
274 270
6.00%, 02/01/2029
(f)
1,060 1,006
7.38%, 02/01/2031
(f)
1,435 1,444
8.00%, 04/01/2029
(f)
634 643
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 648
7.13%, 06/01/2028
(f)
401 368
DT Midstream Inc
4.13%, 06/15/2029
(f)
1,534 1,346
4.38%, 06/15/2031
(f)
1,560 1,365
EnLink Midstream LLC
5.38%, 06/01/2029 834 804
5.63%, 01/15/2028
(f)
382 373
6.50%, 09/01/2030
(f)
5,335 5,435
EnLink Midstream Partners LP
4.15%, 06/01/2025 378 364
4.85%, 07/15/2026 754 731
5.05%, 04/01/2045 250 197
5.45%, 06/01/2047 77 64
5.60%, 04/01/2044 593 497
EQM Midstream Partners LP
4.00%, 08/01/2024 792 766
4.13%, 12/01/2026 258 233
4.50%, 01/15/2029
(f)
580 509
4.75%, 01/15/2031
(f)
6,740 5,700
5.50%, 07/15/2028 563 519
6.50%, 07/01/2027
(f)
786 772
6.50%, 07/15/2048 490 377
7.50%, 06/01/2027
(f)
368 368
7.50%, 06/01/2030
(f)
376 376
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(f)
$ 425 $ 426
Genesis Energy LP / Genesis Energy Finance
Corp
6.25%, 05/15/2026 247 236
6.50%, 10/01/2025 701 689
7.75%, 02/01/2028 1,005 971
8.00%, 01/15/2027 9,650 9,527
8.88%, 04/15/2030 3,300 3,354
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 227
7.00%, 08/01/2027 357 343
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
906 891
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
388 340
5.13%, 06/15/2028
(f)
245 231
5.50%, 10/15/2030
(f)
3,505 3,269
5.63%, 02/15/2026
(f)
901 892
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
7,680 7,152
6.38%, 04/15/2027
(f)
500 494
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(f)
990 965
ITT Holdings LLC
6.50%, 08/01/2029
(f)
1,140 990
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
1,600 1,520
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
2,334 2,148
6.75%, 09/15/2025
(f)
6,166 5,899
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(f)
2,324 2,207
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 431 383
7.50%, 04/15/2026 551 468
Northriver Midstream Finance LP
5.63%, 02/15/2026
(f)
558 536
NuStar Logistics LP
5.63%, 04/28/2027 908 871
5.75%, 10/01/2025 705 698
6.00%, 06/01/2026 640 627
6.38%, 10/01/2030 620 597
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(f)
800 756
4.80%, 05/15/2030
(f)
4,311 3,837
4.95%, 07/15/2029
(f)
1,171 1,058
6.88%, 04/15/2040
(f)
655 555
7.50%, 07/15/2038
(f)
630 583
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
515 487
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 300 258
8.50%, 10/15/2026
(f)
915 891
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(f)
872 803
6.00%, 03/01/2027
(f)
691 655
6.00%, 12/31/2030
(f)
1,220 1,111
6.00%, 09/01/2031
(f)
565 509
7.50%, 10/01/2025
(f)
615 623

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
$ 970 $ 863
3.88%, 11/01/2033
(f)
1,665 1,414
4.13%, 08/15/2031
(f)
1,265 1,121
6.25%, 01/15/2030
(f)
3,825 3,896
Western Midstream Operating LP
3.35%, 02/01/2025 822 785
4.30%, 02/01/2030 1,295 1,186
4.50%, 03/01/2028 262 248
4.65%, 07/01/2026 567 546
4.75%, 08/15/2028 400 377
5.30%, 03/01/2048 4,975 4,353
5.45%, 04/01/2044 885 779
5.50%, 08/15/2048 240 209
5.50%, 02/01/2050 1,199 1,040
$ 139,901
Real Estate - 0 .29%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
960 927
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
496 446
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 552
Howard Hughes Corp/The
4.13%, 02/01/2029
(f)
1,045 902
4.38%, 02/01/2031
(f)
933 775
5.38%, 08/01/2028
(f)
910 843
Hunt Cos Inc
5.25%, 04/15/2029
(f)
500 424
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 565
4.75%, 02/01/2030 660 541
5.00%, 03/01/2031 888 724
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(f)
510 383
5.75%, 01/15/2029
(f)
1,565 1,217
WeWork Cos Inc
7.88%, 05/01/2025
(f)
705 381
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(f)
815 345
$ 9,025
REITs - 1 .38%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(f)
342 280
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(f)
286 252
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(f)
781 686
5.75%, 05/15/2026
(f)
850 809
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(f)
300 269
Diversified Healthcare Trust
4.38%, 03/01/2031 610 413
9.75%, 06/15/2025 545 532
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
1,045 927
3.75%, 09/15/2030
(f)
630 481
6.00%, 04/15/2025
(f)
430 420
Iron Mountain Inc
4.50%, 02/15/2031
(f)
1,927 1,651
4.88%, 09/15/2027
(f)
1,361 1,281
4.88%, 09/15/2029
(f)
1,220 1,102
5.00%, 07/15/2028
(f)
750 690
5.25%, 03/15/2028
(f)
1,148 1,092
5.25%, 07/15/2030
(f)
2,057 1,861
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc   (continued)
5.63%, 07/15/2032
(f)
$ 1,044 $ 939
iStar Inc
4.75%, 10/01/2024 745 741
5.50%, 02/15/2026 647 651
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
415 366
4.75%, 06/15/2029
(f)
619 514
5.25%, 10/01/2025
(f)
294 283
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,462 1,023
4.63%, 08/01/2029 835 649
5.00%, 10/15/2027
(g)
1,561 1,320
Necessity Retail REIT Inc/The / American
Finance Operating Partner LP
4.50%, 09/30/2028
(f)
455 346
Office Properties Income Trust
2.40%, 02/01/2027 688 529
2.65%, 06/15/2026 810 651
3.45%, 10/15/2031 289 203
4.25%, 05/15/2024 572 555
4.50%, 02/01/2025 1,249 1,162
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
1,020 882
5.88%, 10/01/2028
(f)
854 790
7.50%, 06/01/2025
(f)
860 872
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(f)
600 533
4.75%, 10/15/2027 795 745
Rithm Capital Corp
6.25%, 10/15/2025
(f)
600 559
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
500 457
4.00%, 09/15/2029
(f)
823 690
SBA Communications Corp
3.13%, 02/01/2029 1,946 1,649
3.88%, 02/15/2027 1,930 1,782
Service Properties Trust
3.95%, 01/15/2028 225 171
4.35%, 10/01/2024 918 866
4.38%, 02/15/2030 220 160
4.50%, 03/15/2025 645 584
4.65%, 03/15/2024 568 553
4.75%, 10/01/2026 510 421
4.95%, 02/15/2027 615 503
5.25%, 02/15/2026 650 563
5.50%, 12/15/2027 851 754
7.50%, 09/15/2025 896 881
Starwood Property Trust Inc
3.63%, 07/15/2026
(f)
373 335
3.75%, 12/31/2024
(f)
130 123
4.38%, 01/15/2027
(f)
540 485
4.75%, 03/15/2025 516 494
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
699 463
7.88%, 02/15/2025
(f)
1,474 1,455
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(f)
200 163
6.50%, 02/15/2029
(f)
1,165 810

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(f)
$ 890 $ 790
6.38%, 08/15/2025
(f)
505 497
$ 42,708
Retail - 4 .94%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(f)
1,238 1,083
3.88%, 01/15/2028
(f)
1,838 1,680
4.00%, 10/15/2030
(f)
24,077 20,496
4.38%, 01/15/2028
(f)
860 791
5.75%, 04/15/2025
(f)
370 369
99 Escrow Issuer Inc
7.50%, 01/15/2026
(f)
460 222
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(f)
115 111
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f),(g)
215 217
Academy Ltd
6.00%, 11/15/2027
(f)
535 520
Arko Corp
5.13%, 11/15/2029
(f)
215 170
Asbury Automotive Group Inc
4.50%, 03/01/2028 500 452
4.63%, 11/15/2029
(f)
1,190 1,050
4.75%, 03/01/2030 387 339
5.00%, 02/15/2032
(f)
942 812
At Home Group Inc
7.13%, 07/15/2029
(f)
100 62
Bath & Body Works Inc
5.25%, 02/01/2028 500 472
6.63%, 10/01/2030
(f)
1,215 1,187
6.69%, 01/15/2027 300 301
6.75%, 07/01/2036 700 633
6.88%, 11/01/2035 1,349 1,229
6.95%, 03/01/2033 590 528
7.50%, 06/15/2029
(g)
483 490
7.60%, 07/15/2037 717 628
9.38%, 07/01/2025
(f)
409 438
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(h),(i)
630 473
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(f)
208 179
4.50%, 11/15/2026
(f)
401 382
Bloomin' Brands Inc / OSI Restaurant Partners
LLC
5.13%, 04/15/2029
(f)
345 308
BlueLinx Holdings Inc
6.00%, 11/15/2029
(f)
205 182
Brinker International Inc
5.00%, 10/01/2024
(f)
235 230
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(f),(g)
300 231
Carvana Co
4.88%, 09/01/2029
(f)
1,107 493
5.50%, 04/15/2027
(f)
770 347
5.63%, 10/01/2025
(f)
415 208
5.88%, 10/01/2028
(f)
500 218
10.25%, 05/01/2030
(f)
3,750 2,011
CEC Entertainment LLC
6.75%, 05/01/2026
(f)
500 463
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
240 244
eG Global Finance PLC
6.75%, 02/07/2025
(f)
348 323
8.50%, 10/30/2025
(f)
265 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(f)
$ 636 $ 585
5.88%, 04/01/2029
(f)
471 392
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
734 648
6.75%, 01/15/2030
(f)
1,365 1,133
FirstCash Inc
4.63%, 09/01/2028
(f)
715 643
5.63%, 01/01/2030
(f)
585 535
Foot Locker Inc
4.00%, 10/01/2029
(f)
905 765
Foundation Building Materials Inc
6.00%, 03/01/2029
(f)
882 709
Gap Inc/The
3.63%, 10/01/2029
(f)
576 442
3.88%, 10/01/2031
(f)
600 447
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(f)
420 260
Group 1 Automotive Inc
4.00%, 08/15/2028
(f)
840 739
IRB Holding Corp
7.00%, 06/15/2025
(f)
8,722 8,753
Ken Garff Automotive LLC
4.88%, 09/15/2028
(f)
330 284
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
824 799
Kohl's Corp
3.63%, 05/01/2031 1,535 1,137
4.25%, 07/17/2025 257 247
5.55%, 07/17/2045 594 391
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
6,363 4,836
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(f)
425 351
Lithia Motors Inc
3.88%, 06/01/2029
(f)
1,060 901
4.38%, 01/15/2031
(f)
884 753
4.63%, 12/15/2027
(f)
586 545
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
14,125 12,889
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 164
4.50%, 12/15/2034 592 435
5.13%, 01/15/2042 379 256
5.88%, 04/01/2029
(f)
990 921
5.88%, 03/15/2030
(f)
1,285 1,173
6.38%, 03/15/2037 670 553
Marks & Spencer PLC
7.13%, 12/01/2037
(f)
200 179
Michaels Cos Inc/The
5.25%, 05/01/2028
(f)
835 696
7.88%, 05/01/2029
(f)
1,436 1,091
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
540 452
4.75%, 09/15/2029 832 762
5.63%, 05/01/2027 432 424
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(f)
1,500 1,432
Nordstrom Inc
4.00%, 03/15/2027 265 229
4.25%, 08/01/2031 960 721
4.38%, 04/01/2030 1,062 852
5.00%, 01/15/2044 1,175 793

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Nordstrom Inc   (continued)
6.95%, 03/15/2028
(g)
$ 675 $ 655
Papa John's International Inc
3.88%, 09/15/2029
(f),(g)
1,230 1,058
Park River Holdings Inc
5.63%, 02/01/2029
(f)
421 294
6.75%, 08/01/2029
(f)
4,175 2,964
Party City Holdings Inc
8.75%, 02/15/2026
(f)
444 37
Patrick Industries Inc
4.75%, 05/01/2029
(f)
840 718
7.50%, 10/15/2027
(f)
435 430
Penske Automotive Group Inc
3.75%, 06/15/2029 500 423
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
1,505 1,392
7.75%, 02/15/2029
(f)
1,637 1,609
QVC Inc
4.38%, 09/01/2028 1,021 659
4.45%, 02/15/2025 920 783
4.75%, 02/15/2027 595 451
4.85%, 04/01/2024 910 866
5.45%, 08/15/2034 450 264
5.95%, 03/15/2043 310 160
Rite Aid Corp
7.70%, 02/15/2027 22 10
8.00%, 11/15/2026
(f)
754 420
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
215 199
Sonic Automotive Inc
4.63%, 11/15/2029
(f)
3,075 2,556
4.88%, 11/15/2031
(f)
1,000 798
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
15,647 14,075
SRS Distribution Inc
4.63%, 07/01/2028
(f)
625 571
6.00%, 12/01/2029
(f)
7,805 6,667
6.13%, 07/01/2029
(f)
800 688
Staples Inc
7.50%, 04/15/2026
(f)
1,567 1,392
10.75%, 04/15/2027
(f)
1,085 822
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
6,047 5,261
5.88%, 03/01/2027 523 505
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(f)
690 610
Victoria's Secret & Co
4.63%, 07/15/2029
(f),(g)
925 768
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
8,190 7,455
Yum! Brands Inc
3.63%, 03/15/2031 1,279 1,090
4.63%, 01/31/2032 1,790 1,629
4.75%, 01/15/2030
(f)
1,410 1,319
5.35%, 11/01/2043 408 349
5.38%, 04/01/2032 1,370 1,300
6.88%, 11/15/2037 300 321
$ 152,707
Semiconductors - 0 .13%
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 502
ams-OSRAM AG
7.00%, 07/31/2025
(f),(g)
365 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Entegris Escrow Corp
5.95%, 06/15/2030
(f)
$ 900 $ 864
Entegris Inc
3.63%, 05/01/2029
(f),(g)
603 514
4.38%, 04/15/2028
(f)
880 797
ON Semiconductor Corp
3.88%, 09/01/2028
(f)
710 648
Synaptics Inc
4.00%, 06/15/2029
(f)
285 247
$ 3,923
Software - 3 .22%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,540 3,496
AthenaHealth Group Inc
6.50%, 02/15/2030
(f)
5,180 4,291
Avaya Inc
6.13%, 09/15/2028
(f)
1,275 389
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
1,315 1,170
Boxer Parent Co Inc
7.13%, 10/02/2025
(f)
920 911
9.13%, 03/01/2026
(f)
950 903
Camelot Finance SA
4.50%, 11/01/2026
(f)
705 671
Castle US Holding Corp
9.50%, 02/15/2028
(f)
325 124
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(f)
800 798
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
8,225 7,339
4.88%, 07/01/2029
(f)
9,646 8,487
Cloud Software Group Holdings Inc
6.50%, 03/31/2029
(f)
4,655 4,085
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f)
350 334
6.50%, 10/15/2028
(f)
517 484
CWT Travel Group Inc
8.50%, 11/19/2026
(f)
7,495 6,314
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f)
395 350
Elastic NV
4.13%, 07/15/2029
(f)
950 813
Fair Isaac Corp
4.00%, 06/15/2028
(f)
1,262 1,172
5.25%, 05/15/2026
(f)
495 491
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(f)
825 663
MSCI Inc
3.25%, 08/15/2033
(f)
1,075 881
3.63%, 09/01/2030
(f)
960 836
3.63%, 11/01/2031
(f)
1,000 855
3.88%, 02/15/2031
(f)
1,410 1,244
4.00%, 11/15/2029
(f)
1,545 1,406
Open Text Corp
3.88%, 02/15/2028
(f)
1,635 1,421
3.88%, 12/01/2029
(f)
600 499
Open Text Holdings Inc
4.13%, 02/15/2030
(f)
1,535 1,293
4.13%, 12/01/2031
(f)
845 687
Playtika Holding Corp
4.25%, 03/15/2029
(f)
13,998 11,615
PTC Inc
3.63%, 02/15/2025
(f)
220 211
4.00%, 02/15/2028
(f)
511 476

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
$ 715 $ 430
5.38%, 12/01/2028
(f)
320 118
ROBLOX Corp
3.88%, 05/01/2030
(f)
1,000 844
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(f),(h),(i)
1,027 1,747
Skillz Inc
10.25%, 12/15/2026
(f)
300 203
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
19,140 18,408
Twilio Inc
3.63%, 03/15/2029 336 285
3.88%, 03/15/2031 6,682 5,516
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(f)
1,930 1,273
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
6,854 5,911
$ 99,444
Telecommunications - 4 .23%
Altice France Holding SA
6.00%, 02/15/2028
(f)
1,210 816
10.50%, 05/15/2027
(f)
2,050 1,760
Altice France SA/France
5.13%, 01/15/2029
(f)
523 410
5.13%, 07/15/2029
(f)
2,740 2,151
5.50%, 01/15/2028
(f)
1,500 1,246
5.50%, 10/15/2029
(f)
2,160 1,708
8.13%, 02/01/2027
(f)
2,085 1,955
British Telecommunications PLC
4.25%, 11/23/2081
(f),(j)
900 805
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(f),(j)
1,020 841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Ciena Corp
4.00%, 01/31/2030
(f)
300 262
CommScope Inc
4.75%, 09/01/2029
(f)
8,489 7,066
6.00%, 03/01/2026
(f)
925 886
7.13%, 07/01/2028
(f)
1,675 1,312
8.25%, 03/01/2027
(f)
2,540 2,160
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
1,060 809
6.00%, 06/15/2025
(f)
9,840 9,319
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
2,390 2,285
Consolidated Communications Inc
6.50%, 10/01/2028
(f)
500 407
Embarq Corp
8.00%, 06/01/2036 1,828 882
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(f)
1,480 1,346
5.88%, 10/15/2027
(f)
1,360 1,299
5.88%, 11/01/2029 500 408
6.00%, 01/15/2030
(f)
1,020 838
6.75%, 05/01/2029
(f)
1,365 1,170
8.75%, 05/15/2030
(f)
800 829
Frontier Florida LLC
6.86%, 02/01/2028 740 687
Frontier North Inc
6.73%, 02/15/2028 100 92
GoTo Group Inc
5.50%, 09/01/2027
(f)
910 458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Hughes Satellite Systems Corp
5.25%, 08/01/2026 $ 1,140 $ 1,104
6.63%, 08/01/2026 1,295 1,252
Iliad Holding SASU
6.50%, 10/15/2026
(f)
1,660 1,572
7.00%, 10/15/2028
(f)
5,035 4,728
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(f)
2,891 2,625
Intrado Corp
8.50%, 10/15/2025
(f)
776 695
Level 3 Financing Inc
3.40%, 03/01/2027
(f)
995 861
3.63%, 01/15/2029
(f)
1,400 1,042
3.75%, 07/15/2029
(f)
1,540 1,126
3.88%, 11/15/2029
(f)
995 807
4.25%, 07/01/2028
(f)
5,359 4,247
4.63%, 09/15/2027
(f)
1,722 1,459
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
861 726
4.50%, 01/15/2029
(f)
1,130 760
5.38%, 06/15/2029
(f),(g)
570 395
7.60%, 09/15/2039 667 450
7.65%, 03/15/2042 580 385
Maxar Technologies Inc
7.75%, 06/15/2027
(f)
500 523
Nokia Oyj
4.38%, 06/12/2027 410 394
6.63%, 05/15/2039 573 584
Sprint Capital Corp
6.88%, 11/15/2028 3,321 3,553
8.75%, 03/15/2032 2,723 3,363
Sprint LLC
7.13%, 06/15/2024 2,133 2,178
7.63%, 02/15/2025 2,209 2,293
7.63%, 03/01/2026 2,306 2,439
Telecom Italia Capital SA
6.00%, 09/30/2034 799 641
6.38%, 11/15/2033 1,129 960
7.20%, 07/18/2036 972 826
7.72%, 06/04/2038 800 690
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,380 1,339
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(f)
144 71
5.63%, 12/06/2026
(f)
789 364
6.50%, 10/15/2027
(f)
373 104
United States Cellular Corp
6.70%, 12/15/2033 500 465
Viasat Inc
5.63%, 09/15/2025
(f)
13,680 12,859
5.63%, 04/15/2027
(f)
2,562 2,389
6.50%, 07/15/2028
(f)
7,466 5,992
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
915 798
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
1,665 1,390
4.75%, 07/15/2031
(f)
11,860 10,082
Vodafone Group PLC
3.25%, 06/04/2081
(j)
337 292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
1,432 1,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC   (continued)
7.00%, 04/04/2079
(j)
$ 2,535 $ 2,611
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
1,420 1,150
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
1,225 974
6.13%, 03/01/2028
(f)
1,535 1,055
$ 130,748
Toys, Games & Hobbies - 0 .08%
Mattel Inc
3.38%, 04/01/2026
(f)
900 839
3.75%, 04/01/2029
(f)
600 539
5.45%, 11/01/2041 295 253
5.88%, 12/15/2027
(f)
660 658
6.20%, 10/01/2040 195 181
$ 2,470
Transportation - 0 .10%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(f)
645 583
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(f)
300 250
Seaspan Corp
5.50%, 08/01/2029
(f)
283 215
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
715 675
Western Global Airlines LLC
10.38%, 08/15/2025
(f)
345 241
XPO CNW Inc
6.70%, 05/01/2034 838 756
XPO Escrow Sub LLC
7.50%, 11/15/2027
(f)
300 308
$ 3,028
Trucking & Leasing - 0 .10%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(j)
400 391
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(f)
970 854
6.50%, 10/01/2025
(f)
886 858
9.75%, 08/01/2027
(f)
825 848
$ 2,951
TOTAL BONDS $ 2,670,444
SENIOR FLOATING RATE INTERESTS
- 8 .93%
Principal
Amount (000's) Value (000's)
Advertising - 0 .06%
ABG Intermediate Holdings 2 LLC
10.42%, 12/20/2029
(n)
$ 1,910 $ 1,749
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Automobile Parts & Equipment - 0 .41%
First Brands Group LLC
8.37%, 03/24/2027
(n)
7,805 7,621
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
11.87%, 03/24/2028
(n)
5,625 5,059
6 Month USD LIBOR + 8.50%
$ 12,680
Building Materials - 0 .30%
CP Iris Holdco I Inc
11.38%, 09/15/2029
(n)
5,920 4,736
1 Month USD LIBOR + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Generation Brands
11.13%, 06/29/2029
(n)
$ 2,670 $ 2,163
3 Month USD LIBOR + 6.75%
11.13%, 06/29/2029
(n)
2,900 2,349
3 Month USD LIBOR + 6.75%
$ 9,248
Chemicals - 0 .40%
Aruba Investments Holdings LLC
12.46%, 10/27/2028
(n)
7,275 6,535
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
12.48%, 01/12/2029
(n)
9,545 5,775
3 Month USD LIBOR + 7.75%
$ 12,310
Commercial Services - 0 .86%
KUEHG Corp
8.48%, 02/21/2025
(n)
2,268 2,205
1 Month USD LIBOR + 3.75%
12.98%, 08/22/2025
(n)
12,738 12,046
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
7.98%, 03/13/2025
(n)
1,728 1,583
3 Month USD LIBOR + 3.25%
12.19%, 03/13/2026
(n)
6,500 5,541
3 Month USD LIBOR + 7.50%
13.27%, 03/13/2025
(n)
1,197 1,173
1 Month USD LIBOR + 8.50%
RLG Holdings LLC
11.88%, 07/06/2029
(n)
4,310 4,019
1 Month USD LIBOR + 7.50%
$ 26,567
Distribution & Wholesale - 0 .17%
Infinite Bidco LLC
11.73%, 02/24/2029
(n)
5,910 5,289
3 Month USD LIBOR + 7.00%
Engineering & Construction - 0 .48%
Brand Industrial Services Inc
9.06%, 06/21/2024
(n)
11,125 10,364
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
10.13%, 09/23/2029
(n)
4,722 4,628
3 Month USD LIBOR + 5.75%
$ 14,992
Entertainment - 0 .16%
NAI Entertainment Holdings LLC
6.89%, 05/08/2025
(n)
5,231 4,970
3 Month USD LIBOR + 2.50%
Healthcare - Services - 0 .87%
Aveanna Healthcare LLC
11.71%, 12/09/2029
(n)
9,190 5,882
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
8.79%, 11/15/2028
(n)
2,220 1,870
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
11.48%, 10/14/2029
(n)
5,540 4,475
3 Month USD LIBOR + 6.75%
11.48%, 10/14/2029
(n)
1,975 1,596
3 Month USD LIBOR + 6.75%
LifePoint Health Inc
8.16%, 11/17/2025
(n)
2,075 2,013
1 Month USD LIBOR + 3.75%
Medical Solutions Holdings Inc
11.38%, 10/05/2029
(n)
5,510 5,042
1 Month USD LIBOR + 7.00%

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
National Mentor Holdings Inc
11.98%, 03/02/2029
(n)
$ 3,475 $ 2,241
3 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
11.13%, 06/26/2026
(n)
4,875 3,754
1 Month USD LIBOR + 6.75%
$ 26,873
Home Builders - 0 .17%
Tecta America Corp
12.94%, 04/09/2029
(n)
5,875 5,434
3 Month USD LIBOR + 8.50%
Insurance - 1 .26%
Asurion LLC
7.38%, 11/03/2024
(n)
4,843 4,788
1 Month USD LIBOR + 3.00%
9.63%, 01/31/2028
(n)
15,800 13,122
1 Month USD LIBOR + 5.25%
9.63%, 01/20/2029
(n)
13,101 10,931
1 Month USD LIBOR + 5.25%
9.63%, 01/20/2029
(n)
12,025 10,033
1 Month USD LIBOR + 5.25%
$ 38,874
Internet - 0 .88%
CNT Holdings I Corp
11.38%, 11/06/2028
(n)
7,739 7,397
1 Month USD LIBOR + 6.75%
MH Sub I LLC
10.65%, 02/12/2029
(n)
10,480 9,416
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
10.50%, 09/29/2024
(n)
10,866 10,386
3 Month USD LIBOR + 4.00%
$ 27,199
Investment Companies - 0 .59%
Nexus Buyer LLC
10.63%, 11/05/2029
(n)
16,395 15,111
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
11.73%, 03/06/2026
(n)
3,226 3,206
3 Month USD LIBOR + 7.50%
$ 18,317
Machinery - Diversified - 0 .56%
Engineered Machinery Holdings Inc
10.73%, 05/21/2029
(n)
17,631 15,956
3 Month USD LIBOR + 6.00%
11.23%, 05/04/2029
(n)
1,610 1,454
3 Month USD LIBOR + 6.50%
$ 17,410
Mining - 0 .18%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(i),(n)
5,657 5,657
1 Month USD LIBOR + 5.00%
Semiconductors - 0 .09%
Altar Bidco Inc
10.51%, 02/01/2030
(n)
3,040 2,668
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1 .22%
Applied Systems Inc
4.55%, 09/19/2027
(n)
14,341 14,305
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Ascend Learning LLC
4.57%, 12/10/2029
(n)
1,050 908
1 Month USD LIBOR + 5.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cloudera Inc
10.38%, 10/08/2029
(n)
$ 1,790 $ 1,571
1 Month USD LIBOR + 6.00%
Loyalty Ventures Inc
8.88%, 11/03/2027
(n)
3,493 1,354
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.23%, 10/15/2029
(n)
5,150 4,387
1 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
11.88%, 05/14/2029
(n)
4,920 4,379
1 Month USD LIBOR + 7.50%
UKG Inc
10.03%, 05/03/2027
(n)
11,550 11,011
3 Month USD LIBOR + 5.25%
$ 37,915
Telecommunications - 0 .12%
Xplornet Communications Inc
11.38%, 09/30/2029
(n)
6,100 3,599
1 Month USD LIBOR + 7.00%
Transportation - 0 .15%
ASP LS Acquisition Corp
12.23%, 04/30/2029
(n)
7,320 4,538
6 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 276,289
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .07%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 1 .07%
4.00%, 02/16/2023
(o)
$ 7,250 $ 7,237
4.43%, 03/14/2023
(o)
13,075 13,009
4.56%, 04/13/2023
(o)
13,050 12,933
$ 33,179
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 33,179
Total Investments $ 3,102,185
Other Assets and Liabilities -  (0.33)% (10,315)
TOTAL NET ASSETS - 100.00% $ 3,091,870
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40,506 or 1.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,079,956 or 67.27% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38,889 or 1.26% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
High Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .13%
Communications 13 .95%
Consumer, Non-cyclical 13 .56%
Financial 12 .43%
Industrial 11 .75%
Energy 11 .19%
Technology 5 .60%
Basic Materials 5 .06%
Money Market Funds 3 .42%
Utilities 1 .12%
Government 1 .07%
Diversified 0 .05%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 291,822 $ 195,062 $ 96,760
Principal Government Money Market Fund - Institutional Class 4.19% 66,206 236,293 302,499 —
$ 66,206 $ 528,115 $ 497,561 $ 96,760
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 350 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 195 — — —
$ 545 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,632 $ 55 0.00%
Real Alloy Holding Inc   14.73%, 05/31/2025 05/31/2018-06/30/2020 4,258 4,258 0.14%
Specialty Steel   15.14%, 11/15/2026 06/04/2021 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,047 0.13%
Total $ 17,040 0.55%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.39 N/A 5.00% Annual 12/20/2027 $ 16,700 $ 100 $ 342 $ 442
Total $ 100 $ 342 $ 442
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $16,700.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .44 % Shares Held Value (000's)
Money Market Funds - 4 .44%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
3,075,387 $ 3,076
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
99,113,497 99,113
$ 102,189
TOTAL INVESTMENT COMPANIES $ 102,189
COMMON STOCKS - 0 .10 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 25
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 386
Retail - 0 .08%
Claire's Holdings LLC
(d)
4,036 1,850
TOTAL COMMON STOCKS $ 2,261
BONDS - 87 .46%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .29%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,871
7.50%, 03/15/2025
(f)
6,338 6,346
7.50%, 02/01/2029
(f)
2,415 2,413
TransDigm Inc
4.88%, 05/01/2029 2,980 2,689
6.25%, 03/15/2026
(f)
12,880 12,875
6.38%, 06/15/2026 3,495 3,451
7.50%, 03/15/2027 3,875 3,905
Triumph Group Inc
7.75%, 08/15/2025 11,930 10,134
8.88%, 06/01/2024
(f)
2,858 2,901
$ 52,585
Airlines - 0 .86%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 977 969
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,994 2,522
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,475
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
12,095 11,550
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 3,520 3,248
$ 19,764
Automobile Manufacturers - 1 .99%
Ford Motor Co
3.25%, 02/12/2032 15,575 12,361
4.75%, 01/15/2043 3,650 2,849
9.63%, 04/22/2030 1,225 1,442
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,084
3.38%, 11/13/2025 4,735 4,410
4.39%, 01/08/2026 9,460 9,080
4.54%, 08/01/2026 9,495 9,013
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023
(f)
3,524 3,524
$ 45,763
Automobile Parts & Equipment - 1 .23%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,099
6.88%, 07/01/2028
(g)
9,835 8,950
Dana Inc
4.25%, 09/01/2030 4,845 4,100
4.50%, 02/15/2032 1,810 1,527
5.38%, 11/15/2027 8,700 8,267
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc   (continued)
5.63%, 06/15/2028 $ 3,465 $ 3,263
$ 28,206
Banks - 1 .49%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 5,113
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 6,744
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 03/15/2029
(h),(i),(j)
5,535 5,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
6,145 6,007
USD Swap Semi-Annual 5 Year + 2.25%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 10,941
Secured Overnight Financing Rate + 3.13%
$ 34,363
Building Materials - 1 .70%
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 3,105
5.00%, 03/01/2030
(f)
4,065 3,790
Griffon Corp
5.75%, 03/01/2028 12,075 11,428
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,580
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
20,925 19,105
$ 39,008
Chemicals - 2 .55%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,180 7,987
6.50%, 05/15/2026
(f)
8,390 7,787
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,039
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 2,121
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 503
6.25%, 10/01/2029
(f)
17,680 14,674
7.13%, 10/01/2027
(f)
1,945 1,906
Tronox Inc
4.63%, 03/15/2029
(f)
8,985 7,682
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
7,590 5,849
$ 58,548
Commercial Services - 3 .39%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,221
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,064
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 7,598
Garda World Security Corp
6.00%, 06/01/2029
(f)
6,730 5,618
9.50%, 11/01/2027
(f)
6,486 6,406
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 2,875
6.25%, 01/15/2028
(f)
10,260 9,731
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,082
4.88%, 01/15/2028 2,815 2,726
5.25%, 01/15/2030 1,775 1,717
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,945 12,867

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
$ 2,180 $ 2,020
6.13%, 06/15/2025
(f)
3,890 3,909
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
11,631 10,119
$ 77,953
Computers - 1 .41%
NCR Corp
5.13%, 04/15/2029
(f)
21,160 18,431
Seagate HDD Cayman
9.63%, 12/01/2032
(f)
5,115 5,792
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 8,280
$ 32,503
Consumer Products - 1 .00%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 11,553
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
12,596 11,434
$ 22,987
Distribution & Wholesale - 0 .26%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,989
Diversified Financial Services - 3 .04%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 11,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,635
6.63%, 03/15/2026
(g)
4,620 4,227
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
12,628 11,524
LPL Holdings Inc
4.00%, 03/15/2029
(f)
12,725 11,389
OneMain Finance Corp
4.00%, 09/15/2030 6,460 5,152
6.63%, 01/15/2028 7,265 7,078
6.88%, 03/15/2025 11,790 11,753
SLM Corp
3.13%, 11/02/2026 780 689
$ 69,816
Electric - 2 .17%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
12,500 10,560
Elwood Energy LLC
8.16%, 07/05/2026 1,535 1,343
NRG Energy Inc
3.88%, 02/15/2032
(f)
20,900 16,268
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,698
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
6,420 6,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 10,029
$ 49,901
Electrical Components & Equipment - 0 .27%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,317
Electronics - 1 .64%
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,468 11,717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/2029
(f)
$ 13,550 $ 12,161
5.00%, 10/01/2025
(f)
6,405 6,335
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 5,200
4.38%, 02/15/2030
(f)
2,440 2,209
$ 37,622
Engineering & Construction - 1 .01%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 11,268
MasTec Inc
4.50%, 08/15/2028
(f)
13,010 12,060
$ 23,328
Entertainment - 4 .33%
Boyne USA Inc
4.75%, 05/15/2029
(f)
13,360 12,105
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
5,825 5,803
8.13%, 07/01/2027
(f),(g)
11,770 11,947
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,483
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
14,690 13,919
Cinemark USA Inc
5.25%, 07/15/2028
(f)
14,295 11,717
International Game Technology PLC
5.25%, 01/15/2029
(f)
15,010 14,405
6.25%, 01/15/2027
(f)
2,030 2,030
6.50%, 02/15/2025
(f)
778 786
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 7,767
Scientific Games International Inc
8.63%, 07/01/2025
(f)
8,360 8,517
$ 99,479
Environmental Control - 0 .42%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,555
Food - 3 .33%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
13,875 13,154
B&G Foods Inc
5.25%, 04/01/2025 7,350 6,699
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,881
7.50%, 04/15/2025
(f)
5,786 5,676
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(f)
13,470 11,253
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
6,385 5,203
4.25%, 04/15/2031
(f)
13,680 11,867
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 125
4.63%, 04/15/2030
(f)
19,034 16,750
$ 76,608
Forest Products & Paper - 0 .41%
Mercer International Inc
5.13%, 02/01/2029 5,855 5,007
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,495
$ 9,502
Healthcare - Services - 4 .47%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
12,235 11,441

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 16,540 $ 13,522
3.00%, 10/15/2030 1,820 1,556
3.38%, 02/15/2030 16,070 14,127
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
21,686 19,035
HCA Inc
3.50%, 09/01/2030 13,100 11,742
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,473
4.38%, 06/15/2028
(f)
7,065 6,525
Tenet Healthcare Corp
6.13%, 10/01/2028 16,255 15,200
6.13%, 06/15/2030
(f)
6,620 6,426
6.25%, 02/01/2027
(f)
705 689
$ 102,736
Home Builders - 1 .12%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,204
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 3,912
5.00%, 03/01/2028
(f)
8,370 7,303
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,281
$ 25,700
Insurance - 1 .65%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
6,670 5,536
Voya Financial Inc
5.65%, 05/15/2053
(g),(h)
32,457 32,311
3 Month USD LIBOR + 3.58%
$ 37,847
Investment Companies - 0 .52%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,871
Iron & Steel - 0 .69%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
9,175 8,556
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 7,320
$ 15,876
Leisure Products & Services - 2 .20%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,741
6.00%, 05/01/2029
(f)
6,395 5,052
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
8,817 9,523
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,191
NCL Corp Ltd
5.88%, 02/15/2027
(f)
6,700 6,229
NCL Finance Ltd
6.13%, 03/15/2028
(f)
5,300 4,306
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
7,685 6,685
8.25%, 01/15/2029
(f)
5,700 5,957
$ 50,684
Lodging - 0 .44%
Sands China Ltd
3.75%, 08/08/2031 6,750 5,645
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
5,130 4,519
$ 10,164
Machinery - Diversified - 0 .41%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 9,431
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 7 .16%
AMC Networks Inc
4.75%, 08/01/2025 $ 11,810 $ 10,097
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,391
4.75%, 03/01/2030
(f)
20,950 18,306
4.75%, 02/01/2032
(f)
2,400 2,040
5.38%, 06/01/2029
(f)
9,270 8,575
CSC Holdings LLC
4.50%, 11/15/2031
(f)
3,000 2,209
6.50%, 02/01/2029
(f)
10,350 8,955
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,893
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,516
5.25%, 12/01/2026
(f)
5,570 4,801
5.88%, 11/15/2024 7,250 6,843
7.38%, 07/01/2028 6,100 4,381
DISH Network Corp
11.75%, 11/15/2027
(f)
10,205 10,605
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
10,870 8,359
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,464
6.75%, 10/15/2027
(f)
8,622 8,400
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 10,564
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 16,151
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,788
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,791
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,621
$ 164,750
Mining - 3 .11%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 11
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
5,327 5,247
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
4,790 4,643
7.50%, 04/01/2025
(f)
5,070 4,992
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,934
6.13%, 04/01/2029
(f)
9,010 8,320
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,893 3,867
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 11,774
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 12,344
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 16,491
$ 71,623
Oil & Gas - 6 .20%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
16,713 16,629
Antero Resources Corp
7.63%, 02/01/2029
(f)
5,782 5,913
8.38%, 07/15/2026
(f)
2,641 2,772
Apache Corp
4.75%, 04/15/2043 3,345 2,648
5.10%, 09/01/2040 3,595 3,139
5.25%, 02/01/2042 6,670 5,603

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
$ 11,135 $ 10,613
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 3,687
6.75%, 03/01/2029
(f)
6,780 6,254
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,760 1,612
5.63%, 10/15/2025
(f)
9,575 9,336
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,566
6.00%, 02/01/2031
(f)
4,105 3,796
MEG Energy Corp
7.13%, 02/01/2027
(f)
10,885 11,165
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,397
Occidental Petroleum Corp
5.55%, 03/15/2026 14,105 14,247
6.13%, 01/01/2031 7,015 7,321
6.63%, 09/01/2030 7,720 8,196
Southwestern Energy Co
5.38%, 03/15/2030 3,595 3,348
7.75%, 10/01/2027 12,735 13,281
$ 142,523
Oil & Gas Services - 0 .93%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
17,831 16,939
Enerflex Ltd
9.00%, 10/15/2027
(f)
4,299 4,379
$ 21,318
Packaging & Containers - 3 .40%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,576
5.25%, 08/15/2027
(f)
4,725 3,869
5.25%, 08/15/2027
(f)
3,480 2,850
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 7,971
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,510 12,619
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,878
8.75%, 04/15/2030
(f)
8,130 7,185
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 3,505 3,424
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,683
LABL Inc
5.88%, 11/01/2028
(f)
4,172 3,771
8.25%, 11/01/2029
(f)
3,985 3,342
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
2,875 2,873
7.25%, 04/15/2025
(f)
3,925 3,832
7.88%, 08/15/2026
(f),(m)
6,360 6,416
$ 78,289
Pharmaceuticals - 1 .18%
180 Medical Inc
3.88%, 10/15/2029
(f)
9,620 8,526
BellRing Brands Inc
7.00%, 03/15/2030
(f)
7,655 7,598
Jazz Securities DAC
4.38%, 01/15/2029
(f)
12,040 10,985
$ 27,109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 5 .60%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
$ 5,820 $ 5,405
5.75%, 03/01/2027
(f)
12,230 11,863
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,123
4.13%, 12/01/2027 9,680 8,757
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 11,499
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
11,840 11,316
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 12,546
6.50%, 09/01/2030
(f)
4,465 4,549
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,310 6,207
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 17,731
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
10,935 10,388
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
5,965 5,433
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 3,655 3,417
6.50%, 07/15/2027 4,000 4,094
Western Midstream Operating LP
4.30%, 02/01/2030 12,577 11,518
$ 128,846
REITs - 2 .65%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
11,225 9,962
3.75%, 09/15/2030
(f)
2,360 1,804
Iron Mountain Inc
4.50%, 02/15/2031
(f)
13,900 11,911
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
20,088 16,690
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 635
5.88%, 10/01/2028
(f)
3,865 3,576
7.50%, 06/01/2025
(f)
4,180 4,237
XHR LP
4.88%, 06/01/2029
(f)
13,603 12,073
$ 60,888
Retail - 5 .93%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f),(g)
1,810 1,828
Academy Ltd
6.00%, 11/15/2027
(f)
9,250 8,998
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,539
6.63%, 10/01/2030
(f)
3,730 3,645
9.38%, 07/01/2025
(f)
2,499 2,675
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,201
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 5,724
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 14,673
6.75%, 01/15/2030
(f)
9,755 8,097
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 10,664

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
7.00%, 06/15/2025
(f)
$ 6,015 $ 6,037
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,835 12,624
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 8,793
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 5,984
7.50%, 10/15/2027
(f)
2,725 2,696
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,425
Yum! Brands Inc
3.63%, 03/15/2031 13,890 11,840
$ 136,443
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .26%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
6,300 6,064
Software - 0 .80%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 9,776
3.88%, 12/01/2029
(f)
10,250 8,524
$ 18,300
Telecommunications - 2 .35%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 6,187
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 2,986
8.13%, 02/01/2027
(f)
6,375 5,976
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,841
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
1,895 1,502
Maxar Technologies Inc
7.75%, 06/15/2027
(f)
10,915 11,413
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 1,968
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
9,455 9,173
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 11,919
$ 53,965
Textiles - 0 .21%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 4,725
Transportation - 1 .39%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f),(g)
6,805 6,703
SFL Corp Ltd
8.88%, 02/01/2027
(m)
6,900 6,779
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
14,452 13,644
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Escrow Sub LLC
7.50%, 11/15/2027
(f)
$ 4,630 $ 4,758
$ 31,979
TOTAL BONDS $ 2,010,928
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 5 .83%
Principal
Amount (000's) Value (000's)
Airlines - 1 .82%
AAdvantage Loyalty IP Ltd
9.56%, 04/20/2028
(n)
$ 18,218 $ 18,693
3 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
10.00%, 06/21/2027
(n)
13,784 14,356
3 Month USD LIBOR + 5.25%
United Airlines Inc
8.57%, 04/21/2028
(n)
8,826 8,807
3 Month USD LIBOR + 3.75%
$ 41,856
Chemicals - 0 .62%
Aruba Investments Holdings LLC
12.30%, 10/27/2028
(n)
16,000 14,373
1 Month USD LIBOR + 7.75%
Diversified Financial Services - 0 .18%
Russell Investments US Institutional Holdco Inc
8.07%, 05/30/2025
(n)
4,193 4,105
1 Month USD LIBOR + 3.50%
Forest Products & Paper - 0 .37%
Spectrum Group Buyer Inc
11.32%, 05/19/2028
(n)
8,919 8,399
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Insurance - 0 .26%
Acrisure LLC
8.07%, 02/15/2027
(n)
6,138 5,909
1 Month USD LIBOR + 3.50%
Iron & Steel - 0 .26%
TMS International Corp/DE
7.44%, 08/14/2024
(n)
6,141 6,090
1 Month USD LIBOR + 2.75%
Lodging - 0 .17%
Fertitta Entertainment LLC/NV
8.56%, 01/13/2029
(n)
3,955 3,905
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .59%
Directv Financing LLC
9.57%, 08/02/2027
(n)
13,855 13,606
1 Month USD LIBOR + 5.00%
Oil & Gas - 0 .09%
Ascent Resources Utica Holdings LLC
13.81%, 11/01/2025
(n)
2,004 2,124
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .51%
Mauser Packaging Solutions Holding Co
0.00%, 01/31/2026
(n),(o)
3,000 2,970
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
7.62%, 04/03/2024
(n)
1,480 1,466
3 Month USD LIBOR + 8.50%

Schedule of Investments
High Yield Fund
January 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Valcour Packaging LLC
7.98%, 09/30/2028
(n)
$ 2,887 $ 2,382
1 Month USD LIBOR + 3.75%
11.23%, 09/30/2029
(n)
7,063 4,944
6 Month USD LIBOR + 7.00%
$ 11,762
Pharmaceuticals - 0 .64%
Bausch Health Cos Inc
9.83%, 01/27/2027
(n)
19,208 14,731
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Retail - 0 .32%
IRB Holding Corp
7.69%, 12/15/2027
(n)
7,350 7,268
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 134,128
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .05%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2 .05%
2.75%, 08/15/2032 $ 50,000 $ 47,047
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 47,047
Total Investments $ 2,296,553
Other Assets and Liabilities -  0.12% 2,801
TOTAL NET ASSETS - 100.00% $ 2,299,354
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,266 or 0.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,542,691 or 67.09% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,809 or 0.56% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $12,302 or 0.54% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2023, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20 .96%
Consumer, Non-cyclical 14 .01%
Industrial 13 .04%
Energy 12 .84%
Communications 10 .10%
Financial 9 .79%
Basic Materials 8 .01%
Money Market Funds 4 .44%
Technology 2 .47%
Utilities 2 .17%
Government 2 .05%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 214,481 $ 115,368 $ 99,113
Principal Government Money Market Fund - Institutional Class 4.19% 38,345 141,199 179,544 —
$ 38,345 $ 355,680 $ 294,912 $ 99,113
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 495 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 329 — — —
$ 824 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 02/15/2023 $ 5,751 CAD 7,705 $ — $ (41)
Total $ — $ (41)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .25 % Shares Held Value (000's)
Money Market Funds - 1 .25%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
8 $ —
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
19,603,149 19,603
$ 19,603
TOTAL INVESTMENT COMPANIES $ 19,603
BONDS - 1 .95%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.58%, 03/10/2039
(d),(e),(f)
$ 82 $ —
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
74 1
$ 1
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
6.01%, 02/25/2035 23 17
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 1 .08%
Alternative Loan Trust 2006-OA6
5.03%, 07/25/2046 2 2
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
3.22%, 06/25/2035
(e)
9 9
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(e),(f)
1,522 1,505
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(e),(f)
2,728 2,695
Fannie Mae REMIC Trust 2004-W5
4.96%, 02/25/2047 12 11
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
4.71%, 05/25/2035 1 1
1.00 x 1 Month USD LIBOR + 0.20%
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(e),(f)
1,332 1,330
Impac CMB Trust Series 2004-5
6.83%, 10/25/2034 4 3
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
5.49%, 10/25/2034 2 2
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
5.13%, 04/25/2035 30 28
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
5.27%, 08/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.93%, 04/25/2037 1,329 549
1.00 x 1 Month USD LIBOR + 0.42%
MFA 2022-INV2 Trust
4.95%, 07/25/2057
(e),(f)
1,632 1,622
OBX 2022-NQM9 Trust
6.45%, 09/25/2062
(e),(f)
2,341 2,374
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(e),(f)
552 549
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(e),(f)
691 690
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057
(e),(f)
1,276 1,230
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(e),(f)
2,015 2,007
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(e),(f)
767 782
Visio 2022-1 Trust
5.76%, 08/25/2057
(e),(f)
1,629 1,623
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.25%, 01/25/2045 $ 13 $ 12
1.00 x 1 Month USD LIBOR + 0.74%
$ 17,030
Other Asset Backed Securities - 0 .63%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(f)
2,091 1,862
Argent Securities Trust 2006-W3
4.75%, 04/25/2036 24 8
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
5.63%, 12/25/2032 8 7
1.00 x 1 Month USD LIBOR + 1.13%
Long Beach Mortgage Loan Trust 2004-2
5.30%, 06/25/2034 20 19
1.00 x 1 Month USD LIBOR + 0.80%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(f)
2,035 1,805
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(f)
1,275 1,162
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(f)
1,990 1,931
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(f)
3,320 3,161
$ 9,955
Sovereign - 0 .24%
European Union
2.50%, 10/04/2052 EUR 3,900 3,733
TOTAL BONDS $ 30,736
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97 .99%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 1 .01%
5.00%, 02/01/2053
(g)
$ 15,795 $ 15,853
U.S. Treasury Inflation-Indexed Obligations - 96 .98%
0.13%, 07/15/2024 55,400 53,783
0.13%, 10/15/2024 49,617 48,022
0.13%, 04/15/2025 39,447 37,819
0.13%, 10/15/2025 51,644 49,527
0.13%, 04/15/2026 37,672 35,787
0.13%, 07/15/2026 47,745 45,507
0.13%, 10/15/2026 51,103 48,587
0.13%, 04/15/2027 52,326 49,414
0.13%, 01/15/2030 50,642 46,640
0.13%, 07/15/2030
(h)
51,834 47,641
0.13%, 01/15/2031 56,777 51,807
0.13%, 07/15/2031 54,823 49,875
0.13%, 01/15/2032
(h)
59,923 54,102
0.13%, 02/15/2051 20,492 14,138
0.13%, 02/15/2052 22,683 15,638
0.25%, 01/15/2025 43,354 41,822
0.25%, 07/15/2029 45,129 42,284
0.25%, 02/15/2050 20,021 14,444
0.38%, 07/15/2025 27,966 27,051
0.38%, 01/15/2027 45,246 43,232
0.38%, 07/15/2027 46,759 44,743
0.50%, 04/15/2024 33,081 32,254
0.50%, 01/15/2028
(h)
28,132 26,922
0.63%, 01/15/2024 14,022 13,748
0.63%, 01/15/2026 42,111 40,735
0.63%, 07/15/2032
(h)
62,037 58,670
0.63%, 02/15/2043 20,136 17,010
0.75%, 07/15/2028 41,639 40,407
0.75%, 02/15/2042 26,201 22,873
0.75%, 02/15/2045 31,359 26,716
0.88%, 01/15/2029 36,288 35,314

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.88%, 02/15/2047 $ 20,282 $ 17,505
1.00%, 02/15/2046 15,449 13,812
1.00%, 02/15/2048 13,980 12,390
1.00%, 02/15/2049 12,434 10,995
1.13%, 01/15/2033 22,123 21,861
1.38%, 02/15/2044
(i)
27,729 26,894
1.63%, 10/15/2027 36,929 37,409
1.75%, 01/15/2028 18,339 18,643
2.00%, 01/15/2026 24,075 24,220
2.13%, 02/15/2040 12,350 13,578
2.13%, 02/15/2041 15,979 17,589
2.38%, 01/15/2025 34,536 34,692
2.38%, 01/15/2027 20,904 21,562
2.50%, 01/15/2029 17,657 18,783
3.38%, 04/15/2032 8,312 9,771
3.63%, 04/15/2028 20,073 22,249
3.88%, 04/15/2029 24,190 27,704
$ 1,526,169
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,542,022
TOTAL PURCHASED OPTIONS - 0.05% $ 788
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.23% $ 3,563
Total Investments $ 1,596,712
Other Assets and Liabilities -  (1.47)% (23,080)
TOTAL NET ASSETS - 100.00% $ 1,573,632
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,328 or 1.67% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,977 or 0.32% of net assets.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $240 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 97 .22%
Mortgage Securities 2 .09%
Money Market Funds 1 .25%
Asset Backed Securities 0 .63%
Purchased Interest Rate Swaptions 0 .23%
Purchased Options 0 .05%
Other Assets and Liabilities
( 1 .47 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 78,419 $ 58,816 $ 19,603
Principal Government Money Market Fund - Institutional Class 4.19% 25,293 55,920 81,213 —
$ 25,293 $ 134,339 $ 140,029 $ 19,603
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 16 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 55 — — —
$ 71 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 5 Year Note Future;
March 2023
N/A 181 $ 181 $ 108 .75 02/27/2023 $ 54 $ 59 $ 5
Call - 3 Month SOFR Future; June
2024
N/A 1,726 4,315 $ 97 .00 06/20/2023 1,027 637 (390)
Call - 3 Month SOFR Future;
March 2023
N/A 1,833 4,583 $ 95 .19 02/13/2023 176 92 (84)
Total $ 1,257 $ 788 $ (469)

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 2 Year Note Future;
March 2023
N/A 217 $ 434 $ 102 .63 02/27/2023 $ (51) $ (61) $ (10)
Call - 3 Month SOFR Future; June
2024
N/A 1,726 4,315 $ 97 .63 06/20/2023 (420) (184) 236
Call - 3 Month SOFR Future;
March 2023
N/A 2,292 5,730 $ 95 .44 02/13/2023 (23) (14) 9
Total $ (494) $ (259) $ 235
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 11,845 3.53% 10/13/2023 $ 500 $ 596 $ 96
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 6,587 3.06% 12/07/2023 263 194 (69)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 20,957 2.87% 08/31/2023 778 338 (440)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 21,319 3.06% 12/06/2023 841 631 (210)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 11,845 3.53% 10/13/2023 500 175 (325)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 6,587 3.06% 12/07/2023 263 202 (61)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 20,957 2.87% 08/31/2023 777 776 (1)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 21,319 3.06% 12/06/2023 863 651 (212)
Total $ 4,785 $ 3,563 $ (1,222)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 32,540 3.18% 06/14/2023 $ (1,289) $ (684) $ 605
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,452 3.16% 01/05/2024 (174) (160) 14
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 10,993 3.19% 06/16/2023 (421) (239) 182
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,687 2.75% 07/20/2023 (98) (27) 71
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 11,729 3.02% 12/15/2023 (468) (335) 133
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 14,018 2.54% 08/08/2023 (498) (97) 401
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 7,718 2.44% 08/11/2023 (271) (43) 228
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 6,396 3.26% 10/04/2023 (259) (221) 38
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 9,832 3.69% 11/13/2023 (376) (610) (234)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 12,849 3.32% 11/17/2023 (482) (526) (44)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 9,451 2.68% 08/22/2023 (341) (98) 243
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 4,452 3.15% 01/09/2024 (165) (159) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 32,540 3.18% 06/14/2023 (1,288) (673) 615
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 4,452 3.16% 01/05/2024 (174) (122) 52
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 11,729 3.02% 12/15/2023 (468) (378) 90

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay $ 6,396 3.26% 10/04/2023 $ (258) $ (139) $ 119
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 7,718 2.44% 08/11/2023 (271) (491) (220)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 14,018 2.54% 08/08/2023 (498) (792) (294)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 2,687 2.75% 07/20/2023 (96) (116) (20)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 10,993 3.19% 06/16/2023 (421) (223) 198
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 9,832 3.69% 11/13/2023 (375) (123) 252
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 12,849 3.32% 11/17/2023 (482) (272) 210
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 9,451 2.68% 08/22/2023 (341) (452) (111)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 4,452 3.15% 01/09/2024 (165) (124) 41
Total $ (9,679) $ (7,104) $ 2,575
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2025 Short 35 $ 8,501 $ 11
3 Month SOFR; March 2023 Short 451 107,299 (13)
Canada 10 Year Bond; March 2023 Short 12 1,139 (8)
Euribor; December 2023 Long 30 7,876 (4)
Euribor; June 2023 Short 30 7,872 2
Euro Bond 10 Year Bond; March 2023 Long 7 1,041 (33)
Euro Buxl 30 Year Bond; March 2023 Short 23 3,601 53
Japan 10 Year Bond TSE; March 2023 Short 28 31,527 150
US 10 Year Note; March 2023 Short 545 62,411 208
US 10 Year Ultra Note; March 2023 Short 14 1,697 14
US 2 Year Note; March 2023 Long 71 14,601 (24)
US 5 Year Note; March 2023 Long 225 24,580 22
US Long Bond; March 2023 Short 6 779 3
Total $ 381
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 02/02/2023 GBP 586 $ 698 $ 24 $ —
Bank of America NA 02/02/2023 EUR 1,011 $ 1,070 29 —
Bank of America NA 02/02/2023 JPY 128,326 $ 979 18 (10)
Bank of America NA 02/02/2023 $ 667 JPY 89,469 4 (25)
Bank of America NA 03/02/2023 $ 263 GBP 213 — —
Bank of America NA 03/02/2023 $ 311 JPY 40,274 — —
BNP Paribas 02/02/2023 $ 230 EUR 221 — (11)
Citigroup Inc 02/02/2023 $ 3,670 EUR 3,376 — —
Citigroup Inc 02/08/2023 MXN 16,064 $ 815 37 —
HSBC Securities Inc 02/02/2023 EUR 3,206 $ 3,484 1 —
HSBC Securities Inc 03/02/2023 $ 3,490 EUR 3,206 — —
JPMorgan Chase 02/02/2023 JPY 61,647 $ 475 — (1)
JPMorgan Chase 02/02/2023 $ 320 EUR 300 — (6)
JPMorgan Chase 02/02/2023 $ 630 JPY 81,766 4 (2)
JPMorgan Chase 02/08/2023 $ 815 MXN 16,181 — (43)
JPMorgan Chase 03/02/2023 $ 277 EUR 255 — —
Morgan Stanley & Co 02/02/2023 GBP 908 $ 1,121 — (2)
Morgan Stanley & Co 02/02/2023 $ 389 GBP 316 — (1)
Royal Bank of Scotland 02/02/2023 $ 122 GBP 99 — (1)
UBS AG 02/02/2023 $ 1,051 GBP 866 — (16)

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 02/02/2023 $ 374 EUR 357 $ — $ (14)
Total $ 117 $ (132)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
6 Month Euro Interbank
Offered Rate
Pay 2.06% Semiannual Annual N/A 01/20/2053 EUR 655 $ (43) $ — $ (43)
6 Month Euro Interbank
Offered Rate
Receive 1.64% Annual Semiannual N/A 01/20/2073 430 38 — 38
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.99% Annual Annual N/A 10/21/2024 $ 2,140 $ (21) — (21)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.31% Annual Annual N/A 01/06/2025 2,070 (1) — (1)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.21% Annual Annual N/A 01/06/2024 2,070 1 — 1
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 3.17% Annual Annual N/A 10/21/2023 2,140 10 — 10
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.19% Annual Annual N/A 08/01/2025 25,065 (301) 1 (300)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.43% Annual Annual N/A 08/17/2052 275 — — —
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.49% Annual Annual N/A 12/12/2052 310 (7) — (7)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 12/12/2027 24,730 (188) 1 (187)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 12/12/2027 12,750 (100) — (100)
France Consumer Price Index
Excluding Tobacco
Receive 3.32% Annual Annual N/A 12/15/2027 EUR 3,815 $ (89) (3) (92)
France Consumer Price Index
Excluding Tobacco
Pay 3.08% Annual Annual N/A 12/15/2032 3,815 122 4 126
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.56% Annual Annual N/A 10/15/2027 3,805 40 7 47
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.42% Annual Annual N/A 10/15/2032 3,805 (47) (9) (56)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.67% Annual Annual N/A 09/15/2032 1,695 13 1 14
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 3.08% Annual Annual N/A 09/15/2027 1,695 (17) (2) (19)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.77% Annual Annual N/A 12/15/2027 3,815 45 — 45
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.57% Annual Annual N/A 12/15/2032 3,815 (56) (1) (57)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 230 3 — 3

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 385 $ (29) $ (2) $ (31)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.65% Annual Annual N/A 11/15/2052 255 4 — 4
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 400 (26) (2) (28)
Secured Overnight Financing
Rate
Pay 3.56% Annual Annual N/A 11/14/2032 $ 2,747 $ 72 — 72
Secured Overnight Financing
Rate
Pay 3.58% Annual Annual N/A 11/16/2032 2,577 73 — 73
Secured Overnight Financing
Rate
Receive 3.36% Annual Annual N/A 12/22/2032 4,448 (47) — (47)
Secured Overnight Financing
Rate
Pay 3.47% Annual Annual N/A 11/18/2032 2,932 56 — 56
Secured Overnight Financing
Rate
Receive 3.29% Annual Annual N/A 12/13/2032 2,809 (11) — (11)
Secured Overnight Financing
Rate
Pay 3.24% Annual Annual N/A 12/05/2032 4,884 (3) — (3)
Secured Overnight Financing
Rate
Pay 3.21% Annual Annual N/A 12/06/2032 2,923 (8) — (8)
Secured Overnight Financing
Rate
Pay 3.20% Annual Annual N/A 12/06/2032 4,168 (14) — (14)
Secured Overnight Financing
Rate
Pay 3.18% Annual Annual N/A 12/12/2032 4,884 (24) — (24)
Secured Overnight Financing
Rate
Pay 3.41% Annual Annual N/A 11/21/2032 3,902 56 — 56
Secured Overnight Financing
Rate
Receive 3.81% Annual Annual N/A 11/15/2032 1,831 (88) — (88)
Secured Overnight Financing
Rate
Pay 2.78% Annual Annual N/A 07/05/2032 4,863 (185) — (185)
Secured Overnight Financing
Rate
Pay 3.83% Annual Annual N/A 10/27/2032 4,647 228 1 229
Secured Overnight Financing
Rate
Pay 2.83% Annual Annual N/A 07/05/2032 4,863 (165) — (165)
Secured Overnight Financing
Rate
Pay 2.71% Annual Annual N/A 07/06/2032 3,252 (145) — (145)
Secured Overnight Financing
Rate
Pay 2.62% Annual Annual N/A 07/07/2032 2,211 (115) — (115)
Secured Overnight Financing
Rate
Pay 2.60% Annual Annual N/A 07/26/2032 1,951 (107) — (107)
Secured Overnight Financing
Rate
Receive 2.75% Annual Annual N/A 08/23/2032 4,059 170 — 170
Secured Overnight Financing
Rate
Receive 2.93% Annual Annual N/A 09/01/2032 4,987 136 — 136
Secured Overnight Financing
Rate
Pay 2.92% Annual Annual N/A 09/02/2032 1,338 (37) — (37)
Secured Overnight Financing
Rate
Receive 2.93% Annual Annual N/A 09/02/2032 5,019 134 — 134
Secured Overnight Financing
Rate
Receive 3.82% Annual Annual N/A 11/15/2032 4,918 (240) — (240)
Secured Overnight Financing
Rate
Receive 2.99% Annual Annual N/A 09/02/2032 5,019 110 — 110
Secured Overnight Financing
Rate
Receive 3.47% Annual Annual N/A 09/30/2032 4,726 (89) — (89)
Secured Overnight Financing
Rate
Receive 3.56% Annual Annual N/A 10/03/2032 7,089 (188) — (188)
Secured Overnight Financing
Rate
Pay 3.48% Annual Annual N/A 10/04/2032 3,392 67 — 67
Secured Overnight Financing
Rate
Pay 3.41% Annual Annual N/A 10/05/2032 1,922 27 — 27
Secured Overnight Financing
Rate
Receive 3.62% Annual Annual N/A 10/12/2032 4,879 (153) — (153)

Schedule of Investments
Inflation Protection Fund
January 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 3.65% Annual Annual N/A 10/14/2032 1,948 $ (66) $ — $ (66)
Secured Overnight Financing
Rate
Receive 3.62% Annual Annual N/A 10/17/2032 4,061 (128) 1 (127)
Secured Overnight Financing
Rate
Receive 3.85% Annual Annual N/A 10/21/2032 6,891 (352) — (352)
Secured Overnight Financing
Rate
Receive 3.94% Annual Annual N/A 10/25/2032 1,000 (59) — (59)
Secured Overnight Financing
Rate
Receive 3.08% Annual Annual N/A 09/09/2032 2,966 43 — 43
Tokyo Overnight  Average
Rate
Receive 0.19% Annual Annual N/A 01/23/2025 JPY 2,545,932 $ (8) 1 (7)
United Kingdom Retail
Prices Index
Pay 3.98% Annual Annual N/A 01/15/2025 GBP 6,555 $ 40 — 40
United Kingdom Retail
Prices Index
Receive 4.26% Annual Annual N/A 01/15/2024 6,555 (52) — (52)
Total $ (1,721) $ (2) $ (1,723)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .47 % Shares Held Value (000's)
Money Market Funds - 1 .47%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
4,694,087 $ 4,694
TOTAL INVESTMENT COMPANIES $ 4,694
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Advertising - 1 .13%
Publicis Groupe SA 51,000 $ 3,597
Aerospace & Defense - 0 .69%
Airbus SE 17,600 2,206
Agriculture - 1 .54%
British American Tobacco PLC 37,000 1,418
Imperial Brands PLC 139,000 3,487
$ 4,905
Airlines - 0 .92%
Japan Airlines Co Ltd
(c)
94,000 1,993
Ryanair Holdings PLC
(c)
58,000 934
$ 2,927
Apparel - 3 .47%
LVMH Moet Hennessy Louis Vuitton SE 12,678 11,068
Automobile Manufacturers - 2 .68%
Bayerische Motoren Werke AG 18,500 1,884
Mercedes-Benz Group AG 22,000 1,637
Mitsubishi Motors Corp
(c)
430,000 1,657
Toyota Motor Corp 101,843 1,496
Yadea Group Holdings Ltd
(d)
821,000 1,872
$ 8,546
Banks - 17 .08%
Absa Group Ltd 176,000 2,023
Banca Mediolanum SpA 135,000 1,292
Banco Bilbao Vizcaya Argentaria SA 520,000 3,673
Banco do Brasil SA 221,000 1,778
Bangkok Bank PCL 343,000 1,654
Bank Mandiri Persero Tbk PT 2,619,000 1,745
Bank of China Ltd 5,582,000 2,125
Bank of Jiangsu Co Ltd 1,341,000 1,477
BAWAG Group AG
(c),(d)
23,000 1,425
BPER Banca 373,000 1,025
China Construction Bank Corp 2,088,000 1,351
China Merchants Bank Co Ltd 146,000 947
Commonwealth Bank of Australia 44,000 3,435
DBS Group Holdings Ltd 191,900 5,253
Grupo Financiero Banorte SAB de CV 368,000 3,049
ICICI Bank Ltd 152,000 1,555
Mitsubishi UFJ Financial Group Inc 518,000 3,794
National Australia Bank Ltd 70,000 1,579
Oversea-Chinese Banking Corp Ltd 348,000 3,438
Royal Bank of Canada 35,800 3,663
Sberbank of Russia PJSC ADR
(c)
194,243 —
State Bank of India 474,000 3,219
UBS Group AG 174,000 3,714
Woori Financial Group Inc 121,000 1,262
$ 54,476
Beverages - 1 .75%
Diageo PLC 35,300 1,544
Pernod Ricard SA 19,500 4,037
$ 5,581
Biotechnology - 1 .13%
Genmab A/S
(c)
9,218 3,612
Chemicals - 0 .61%
Anhui Guangxin Agrochemical Co Ltd 415,800 1,953
Coal - 2 .06%
China Shenhua Energy Co Ltd 533,000 1,659
New Hope Corp Ltd 198,000 820
Shaanxi Coal Industry Co Ltd 947,957 2,750
Shanxi Lu'an Environmental Energy Development
Co Ltd
461,995 1,358
$ 6,587
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 2 .25%
Ashtead Group PLC 47,137 $ 3,105
Persol Holdings Co Ltd 84,000 1,842
RELX PLC 75,000 2,228
$ 7,175
Computers - 2 .95%
BayCurrent Consulting Inc 73,000 3,103
CGI Inc
(c)
19,200 1,646
Computershare Ltd 65,000 1,095
SHIFT Inc
(c)
9,000 1,680
Teleperformance 6,822 1,896
$ 9,420
Cosmetics & Personal Care - 1 .63%
L'Oreal SA 12,600 5,203
Distribution & Wholesale - 0 .56%
Ferguson PLC 12,800 1,803
Diversified Financial Services - 1 .55%
Deutsche Boerse AG 8,000 1,432
IG Group Holdings PLC 183,000 1,799
Julius Baer Group Ltd 26,500 1,700
$ 4,931
Electric - 1 .11%
Endesa SA 85,000 1,695
Iberdrola SA 158,000 1,853
$ 3,548
Electrical Components & Equipment - 2 .40%
Delta Electronics Inc 190,000 1,842
Ecopro BM Co Ltd 20,000 1,633
L&F Co Ltd 8,500 1,435
Schneider Electric SE 17,000 2,758
$ 7,668
Electronics - 0 .50%
Lotes Co Ltd 63,000 1,602
Engineering & Construction - 1 .78%
Samsung Engineering Co Ltd
(c)
73,000 1,541
Sichuan Road and Bridge Group Co Ltd 1,075,992 1,871
Vinci SA 20,000 2,260
$ 5,672
Entertainment - 1 .92%
Evolution AB
(d)
27,000 3,034
JYP Entertainment Corp
(c)
34,000 2,016
SM Entertainment Co Ltd
(c)
15,000 1,079
$ 6,129
Food - 3 .12%
BIM Birlesik Magazalar AS 282,321 1,872
Dino Polska SA
(c),(d)
18,000 1,631
Magnit PJSC
(c)
24,200 —
Metro Inc/CN 32,500 1,764
Nestle SA 38,300 4,673
$ 9,940
Food Service - 0 .40%
Sodexo SA 13,000 1,289
Gas - 0 .47%
ENN Natural Gas Co Ltd 556,000 1,488
Healthcare - Products - 0 .34%
Sartorius Stedim Biotech 3,100 1,081
Home Builders - 0 .56%
Open House Group Co Ltd 47,000 1,778
Insurance - 8 .57%
BB Seguridade Participacoes SA 496,000 3,700
China Pacific Insurance Group Co Ltd 465,000 1,278
Dai-ichi Life Holdings Inc 97,500 2,288
iA Financial Corp Inc 27,000 1,667
Legal & General Group PLC 798,230 2,512
Ping An Insurance Group Co of China Ltd 119,000 924
Sompo Holdings Inc 41,500 1,787
Steadfast Group Ltd 511,000 1,898
Sun Life Financial Inc 52,500 2,638

Schedule of Investments
International Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Swiss Life Holding AG 2,864 $ 1,695
Tokio Marine Holdings Inc 231,111 4,841
Zurich Insurance Group AG 4,250 2,102
$ 27,330
Internet - 3 .52%
Alibaba Group Holding Ltd ADR
(c)
18,000 1,984
Meituan
(c),(d)
62,600 1,399
Perion Network Ltd
(c)
32,000 1,072
Pinduoduo Inc ADR
(c)
22,000 2,156
Tencent Holdings Ltd 76,000 3,703
Tencent Music Entertainment Group ADR
(c)
108,000 906
$ 11,220
Iron & Steel - 0 .71%
Evraz PLC 204,000 163
Mineral Resources Ltd 33,000 2,089
$ 2,252
Leisure Products & Services - 0 .52%
BRP Inc 19,700 1,644
Machinery - Construction & Mining - 0 .56%
Metso Outotec Oyj 156,000 1,793
Machinery - Diversified - 1 .15%
Atlas Copco AB - A Shares 234,000 2,777
Interpump Group SpA 17,000 886
$ 3,663
Mining - 3 .62%
Anglo American PLC 43,357 1,870
BHP Group Ltd 87,000 3,047
Glencore PLC 291,000 1,949
Pilbara Minerals Ltd
(c)
616,000 2,096
Rio Tinto Ltd 29,000 2,602
$ 11,564
Oil & Gas - 5 .04%
BP PLC 286,000 1,728
Eni SpA 117,000 1,800
Gazprom PJSC 288,000 —
LUKOIL PJSC 20,000 —
Neste Oyj 31,000 1,482
Novatek PJSC 67,000 —
Petro Rio SA
(c)
242,000 2,010
PTT Exploration & Production PCL 553,000 2,887
Shell PLC 102,000 2,994
TotalEnergies SE 25,000 1,546
Woodside Energy Group Ltd 63,408 1,642
$ 16,089
Packaging & Containers - 0 .39%
DS Smith PLC 282,000 1,235
Pharmaceuticals - 5 .64%
AstraZeneca PLC 15,000 1,965
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
55,100 1,097
CSPC Pharmaceutical Group Ltd 1,051,000 1,198
Daiichi Sankyo Co Ltd 64,000 2,010
Ipsen SA 13,500 1,418
Novo Nordisk A/S 30,845 4,269
Ono Pharmaceutical Co Ltd 58,000 1,259
Roche Holding AG 7,100 2,216
Sanofi 26,000 2,546
$ 17,978
Private Equity - 0 .75%
3i Group PLC 122,000 2,380
Real Estate - 0 .26%
Daito Trust Construction Co Ltd 8,500 840
Retail - 2 .31%
Alimentation Couche-Tard Inc 78,000 3,562
Arezzo Industria e Comercio SA 82,000 1,418
Cie Financiere Richemont SA 15,500 2,390
$ 7,370
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 6 .26%
Advantest Corp 41,400 $ 2,968
ASML Holding NV 5,000 3,308
Global Unichip Corp 84,000 2,217
Samsung Electronics Co Ltd 34,700 1,728
Taiwan Semiconductor Manufacturing Co Ltd 393,854 6,950
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
271,975 2,783
$ 19,954
Software - 2 .81%
Capcom Co Ltd 90,000 2,916
Descartes Systems Group Inc/The
(c)
21,300 1,555
Kingnet Network Co Ltd
(c)
776,000 908
Square Enix Holdings Co Ltd 31,000 1,466
TIS Inc 73,000 2,105
$ 8,950
Telecommunications - 0 .44%
Accton Technology Corp 173,000 1,414
Transportation - 0 .87%
TFI International Inc 25,000 2,784
TOTAL COMMON STOCKS $ 312,645
PREFERRED STOCKS - 0 .39 % Shares Held Value (000's)
Banks - 0 .39%
Itau Unibanco Holding SA 0.18% 251,000 $ 1,252
TOTAL PREFERRED STOCKS $ 1,252
Total Investments $ 318,591
Other Assets and Liabilities -  0.12% 386
TOTAL NET ASSETS - 100.00% $ 318,977
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,361 or 2.93% of net assets.

Schedule of Investments
International Fund I
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
France 12 .81%
Japan 12 .49%
China 11 .66%
United Kingdom 9 .44%
Canada 6 .57%
Switzerland 6 .41%
Australia 6 .36%
Taiwan 4 .40%
Korea, Republic Of 3 .34%
Brazil 3 .18%
Singapore 2 .73%
Denmark 2 .47%
Spain 2 .26%
Sweden 1 .82%
Italy 1 .56%
Germany 1 .55%
India 1 .50%
United States 1 .47%
Thailand 1 .43%
Netherlands 1 .04%
Finland 1 .02%
Mexico 0 .96%
South Africa 0 .63%
Turkey 0 .59%
Indonesia 0 .55%
Poland 0 .51%
Austria 0 .45%
Israel 0 .34%
Ireland 0 .29%
Russian Federation 0 .05%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 40,701 $ 36,007 $ 4,694
Principal Government Money Market Fund - Institutional Class 4.19% 704 37,804 38,508 —
$ 704 $ 78,505 $ 74,515 $ 4,694
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 14 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 12 — — —
$ 26 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell 1000 Growth ETF 119,700 $ 27,780
Money Market Funds - 2 .49%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
3,165,570 3,166
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
243,575,027 243,575
$ 246,741
TOTAL INVESTMENT COMPANIES $ 274,521
CONVERTIBLE PREFERRED STOCKS
- 0 .14 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 2,301
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 3,230
Software - 0 .09%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,904
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 3,723
$ 8,627
TOTAL CONVERTIBLE PREFERRED STOCKS $ 14,158
COMMON STOCKS - 97 .26 % Shares Held Value (000's)
Advertising - 0 .15%
Trade Desk Inc/The
(d)
296,260 $ 15,020
Aerospace & Defense - 0 .73%
Boeing Co/The
(d)
11,659 2,483
HEICO Corp 2,861 489
HEICO Corp - Class A 5,026 672
Howmet Aerospace Inc 2,495 102
L3Harris Technologies Inc 278,239 59,771
Lockheed Martin Corp 15,992 7,409
Northrop Grumman Corp 1,164 522
Spirit AeroSystems Holdings Inc 6,728 243
TransDigm Group Inc 1,352 970
$ 72,661
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
750 50
Airlines - 0 .02%
Delta Air Lines Inc
(d)
43,508 1,701
Apparel - 0 .43%
Deckers Outdoor Corp
(d)
1,582 676
NIKE Inc 326,213 41,537
Skechers USA Inc
(d)
1,372 66
Tapestry Inc 2,421 110
$ 42,389
Automobile Manufacturers - 0 .77%
Lucid Group Inc
(d),(g)
33,909 397
Rivian Automotive Inc
(d)
2,340,887 45,413
Tesla Inc
(d)
176,827 30,630
$ 76,440
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 5,195 234
Aptiv PLC
(d)
4,610 522
$ 756
Banks - 0 .01%
First Citizens BancShares Inc/NC 186 145
Signature Bank/New York NY 231 30
SVB Financial Group
(d)
2,546 770
Western Alliance Bancorp 4,395 331
$ 1,276
Beverages - 1 .22%
Boston Beer Co Inc/The
(d)
610 237
Brown-Forman Corp - A Shares 1,817 121
Brown-Forman Corp - B Shares 663,917 44,203
Coca-Cola Co/The 200,415 12,289
Monster Beverage Corp
(d)
487,370 50,726
PepsiCo Inc 79,924 13,669
$ 121,245
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .63%
Alnylam Pharmaceuticals Inc
(d)
8,401 $ 1,902
Amgen Inc 30,686 7,745
Certara Inc
(d)
5,099 99
Exelixis Inc
(d)
18,763 331
Guardant Health Inc
(d)
6,621 208
Horizon Therapeutics Plc
(d)
14,073 1,544
Incyte Corp
(d)
10,728 913
Ionis Pharmaceuticals Inc
(d)
8,821 352
Maravai LifeSciences Holdings Inc
(d)
7,460 109
Moderna Inc
(d)
1,401 247
Novavax Inc
(d),(g)
5,335 58
Regeneron Pharmaceuticals Inc
(d)
1,029 780
Sarepta Therapeutics Inc
(d)
5,718 715
Seagen Inc
(d)
9,238 1,289
Ultragenyx Pharmaceutical Inc
(d)
3,431 156
Vertex Pharmaceuticals Inc
(d)
143,676 46,421
$ 62,869
Building Materials - 0 .02%
Armstrong World Industries Inc 1,829 142
Eagle Materials Inc 2,073 303
Fortune Brands Innovations Inc 3,060 197
Louisiana-Pacific Corp 454 31
Martin Marietta Materials Inc 372 134
Masco Corp 832 44
Masterbrand Inc
(d)
3,301 30
Trex Co Inc
(d)
7,763 409
Vulcan Materials Co 4,390 805
$ 2,095
Chemicals - 0 .13%
Albemarle Corp 4,095 1,152
Axalta Coating Systems Ltd
(d)
3,644 110
CF Industries Holdings Inc 13,384 1,134
Chemours Co/The 6,324 230
Ecolab Inc 14,978 2,319
FMC Corp 2,927 390
Linde PLC 7,099 2,349
Mosaic Co/The 3,022 150
PPG Industries Inc 8,505 1,108
RPM International Inc 442 40
Sherwin-Williams Co/The 16,358 3,870
Valvoline Inc 12,172 446
$ 13,298
Commercial Services - 3 .80%
Affirm Holdings Inc
(d),(g)
379,624 6,146
Automatic Data Processing Inc 26,224 5,922
Booz Allen Hamilton Holding Corp 8,921 844
Bright Horizons Family Solutions Inc
(d)
1,132 87
Cintas Corp 378,364 167,895
CoStar Group Inc
(d)
3,819 297
Driven Brands Holdings Inc
(d)
325 9
Equifax Inc 4,130 918
Euronet Worldwide Inc
(d)
2,461 277
FleetCor Technologies Inc
(d)
4,966 1,037
FTI Consulting Inc
(d)
960 153
Gartner Inc
(d)
5,221 1,765
Global Payments Inc 447,548 50,448
GXO Logistics Inc
(d)
781 41
H&R Block Inc 8,967 349
MarketAxess Holdings Inc 2,523 918
Mister Car Wash Inc
(d)
4,345 45
Moody's Corp 10,307 3,327
Morningstar Inc 1,503 365
Paylocity Holding Corp
(d)
23,897 4,978
PayPal Holdings Inc
(d)
24,023 1,958
Quanta Services Inc 5,279 803
Robert Half International Inc 6,452 542
Rollins Inc 14,579 531
S&P Global Inc 324,303 121,594
Shift4 Payments Inc
(d)
3,598 230

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toast Inc
(d)
16,930 $ 378
TransUnion 9,586 688
United Rentals Inc 2,179 961
Verisk Analytics Inc 10,556 1,919
WEX Inc
(d)
2,208 408
WillScot Mobile Mini Holdings Corp
(d)
7,399 359
$ 376,192
Computers - 5 .15%
Accenture PLC - Class A 126,611 35,331
Apple Inc 3,185,511 459,638
Crowdstrike Holdings Inc
(d)
14,290 1,513
Dell Technologies Inc 2,780 113
EPAM Systems Inc
(d)
3,732 1,241
Fortinet Inc
(d)
57,297 2,999
Genpact Ltd 6,476 306
Globant SA
(d)
2,765 448
HP Inc 31,619 921
International Business Machines Corp 41,130 5,541
KBR Inc 6,102 313
NCR Corp
(d)
500 14
NetApp Inc 14,858 984
Pure Storage Inc
(d)
19,117 553
Thoughtworks Holding Inc
(d)
5,783 63
Zscaler Inc
(d)
5,768 716
$ 510,694
Consumer Products - 0 .04%
Avery Dennison Corp 3,401 644
Church & Dwight Co Inc 7,474 604
Clorox Co/The 6,943 1,005
Kimberly-Clark Corp 13,569 1,764
$ 4,017
Cosmetics & Personal Care - 2 .00%
Colgate-Palmolive Co 34,837 2,597
Estee Lauder Cos Inc/The 671,770 186,134
Olaplex Holdings Inc
(d)
8,421 53
Procter & Gamble Co/The 68,802 9,796
$ 198,580
Distribution & Wholesale - 0 .08%
Copart Inc
(d)
28,974 1,930
Core & Main Inc
(d)
1,398 31
Fastenal Co 39,127 1,978
IAA Inc
(d)
7,539 315
Pool Corp 2,600 1,003
SiteOne Landscape Supply Inc
(d)
1,836 278
Watsco Inc 1,184 340
WESCO International Inc
(d)
1,600 238
WW Grainger Inc 3,096 1,825
$ 7,938
Diversified Financial Services - 4 .96%
American Express Co 2,579 451
Ameriprise Financial Inc 4,636 1,623
Apollo Global Management Inc 25,196 1,783
Blue Owl Capital Inc 28,528 359
Charles Schwab Corp/The 57,725 4,469
Credit Acceptance Corp
(d),(g)
45 21
LPL Financial Holdings Inc 5,410 1,283
Mastercard Inc 919,997 340,951
Raymond James Financial Inc 1,060 120
Rocket Cos Inc
(g)
4,482 42
Tradeweb Markets Inc 4,624 345
Upstart Holdings Inc
(d),(g)
1,028 19
UWM Holdings Corp 5,956 27
Visa Inc 609,112 140,224
Western Union Co/The 8,783 124
$ 491,841
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .01%
AES Corp/The 8,161 $ 223
Vistra Corp 15,515 358
$ 581
Electrical Components & Equipment - 0 .76%
ChargePoint Holdings Inc
(d),(g)
17,054 207
Emerson Electric Co 12,811 1,156
Generac Holdings Inc
(d)
606,434 73,136
Universal Display Corp 2,952 391
$ 74,890
Electronics - 0 .80%
Agilent Technologies Inc 18,161 2,762
Allegion plc 4,715 554
Amphenol Corp 854,916 68,196
Arrow Electronics Inc
(d)
232 27
Coherent Corp
(d)
1,368 60
Honeywell International Inc 13,555 2,826
Jabil Inc 7,333 577
Keysight Technologies Inc
(d)
11,291 2,025
Mettler-Toledo International Inc
(d)
1,504 2,306
National Instruments Corp 1,154 62
Vontier Corp 6,525 150
$ 79,545
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
8,945 1,980
Enviva Inc 2,078 94
Plug Power Inc
(d),(g)
17,542 299
$ 2,373
Engineering & Construction - 0 .00%
AECOM 551 48
TopBuild Corp
(d)
1,874 375
$ 423
Entertainment - 0 .26%
Caesars Entertainment Inc
(d)
9,563 498
Churchill Downs Inc 2,464 611
DraftKings Inc
(d)
24,315 365
Live Nation Entertainment Inc
(d)
294,017 23,665
Madison Square Garden Sports Corp 646 118
Six Flags Entertainment Corp
(d)
2,619 70
Vail Resorts Inc 2,585 678
$ 26,005
Environmental Control - 0 .04%
Republic Services Inc 896 112
Tetra Tech Inc 1,487 231
Waste Management Inc 26,295 4,069
$ 4,412
Food - 0 .07%
Grocery Outlet Holding Corp
(d)
461 14
Hershey Co/The 8,653 1,943
Kellogg Co 9,568 656
Lamb Weston Holdings Inc 9,794 978
Performance Food Group Co
(d)
3,192 196
Pilgrim's Pride Corp
(d)
1,673 41
Sysco Corp 34,735 2,691
$ 6,519
Gas - 0 .00%
National Fuel Gas Co 481 28
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 3,807 635
MSA Safety Inc 967 132
$ 767
Healthcare - Products - 8 .72%
10X Genomics Inc
(d)
5,537 259
Abbott Laboratories 15,398 1,702
Align Technology Inc
(d)
336,220 90,689
Avantor Inc
(d)
981,628 23,461
Baxter International Inc 5,336 244
Bio-Techne Corp 10,581 843
Bruker Corp 7,392 518

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Danaher Corp 2,994 $ 791
Edwards Lifesciences Corp
(d)
1,842,463 141,317
Exact Sciences Corp
(d)
2,149 145
GE HealthCare Technologies Inc
(d)
1,390 97
Globus Medical Inc
(d)
285 21
ICU Medical Inc
(d)
254 49
IDEXX Laboratories Inc
(d)
5,619 2,700
Insulet Corp
(d)
95,790 27,522
Intuitive Surgical Inc
(d)
1,130,321 277,709
Masimo Corp
(d)
2,468 420
Natera Inc
(d)
6,205 266
Novocure Ltd
(d)
7,020 640
Penumbra Inc
(d)
2,449 613
Repligen Corp
(d)
2,675 496
ResMed Inc 9,877 2,256
Stryker Corp 407,690 103,476
Tandem Diabetes Care Inc
(d)
4,120 168
Thermo Fisher Scientific Inc 324,882 185,290
Waters Corp
(d)
4,037 1,326
West Pharmaceutical Services Inc 5,033 1,337
$ 864,355
Healthcare - Services - 3 .08%
agilon health Inc
(d)
11,874 258
Catalent Inc
(d)
3,698 198
Charles River Laboratories International Inc
(d)
3,196 777
Chemed Corp 353 178
DaVita Inc
(d)
3,832 316
Elevance Health Inc 5,012 2,506
Ginkgo Bioworks Holdings Inc
(d)
12,164 24
HCA Healthcare Inc 81,435 20,772
Humana Inc 107,116 54,811
IQVIA Holdings Inc
(d)
12,681 2,909
Molina Healthcare Inc
(d)
3,052 952
Signify Health Inc
(d)
592 17
Sotera Health Co
(d)
7,029 121
Syneos Health Inc
(d)
1,217 44
Teladoc Health Inc
(d)
1,129 33
UnitedHealth Group Inc 442,459 220,871
$ 304,787
Home Builders - 0 .03%
DR Horton Inc 11,303 1,116
NVR Inc
(d)
147 775
PulteGroup Inc 6,280 357
Toll Brothers Inc 3,867 230
$ 2,478
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 937 68
Insurance - 0 .17%
Aon PLC 13,204 4,208
Arch Capital Group Ltd
(d)
7,960 512
Arthur J Gallagher & Co 1,610 315
Assurant Inc 223 30
Brown & Brown Inc 1,220 72
Erie Indemnity Co 1,231 301
Everest Re Group Ltd 815 285
Lincoln National Corp 2,408 85
Markel Corp
(d)
207 292
Marsh & McLennan Cos Inc 30,263 5,293
Progressive Corp/The 34,748 4,738
RenaissanceRe Holdings Ltd 1,617 316
Ryan Specialty Holdings Inc
(d)
5,587 238
$ 16,685
Internet - 15 .81%
Airbnb Inc
(d)
25,666 2,852
Alphabet Inc - A Shares
(d)
3,390,166 335,084
Alphabet Inc - C Shares
(d)
1,993,709 199,112
Amazon.com Inc
(d)
4,490,742 463,130
Booking Holdings Inc
(d)
26,833 65,314
CDW Corp/DE 9,189 1,801
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Chewy Inc
(d),(g)
2,175,712 $ 98,038
Coupang Inc
(d)
1,332,391 22,504
DoorDash Inc - Class A
(d)
15,030 871
eBay Inc 4,950 245
Etsy Inc
(d)
8,593 1,182
Expedia Group Inc
(d)
10,272 1,174
Gen Digital Inc 13,733 316
GoDaddy Inc
(d)
1,517 125
IAC Inc
(d)
209,694 11,848
Lyft Inc
(d)
16,663 271
Match Group Inc
(d)
2,098,090 113,549
Meta Platforms Inc
(d)
447,542 66,670
Netflix Inc
(d)
183,701 65,004
Okta Inc
(d)
1,379 101
Opendoor Technologies Inc
(d)
9,281 20
Palo Alto Networks Inc
(d)
20,105 3,189
Pinterest Inc
(d)
8,236 217
Roku Inc
(d)
2,303 132
Shopify Inc
(d)
1,738,863 85,674
Spotify Technology SA
(d)
216,905 24,449
TripAdvisor Inc
(d)
626 15
Uber Technologies Inc
(d)
113,840 3,521
VeriSign Inc
(d)
697 152
Wayfair Inc
(d),(g)
3,323 201
Wix.com Ltd
(d)
2,838 247
Zillow Group Inc - A Shares
(d)
268 12
Zillow Group Inc - C Shares
(d)
708 31
$ 1,567,051
Leisure Products & Services - 0 .25%
Brunswick Corp/DE 902 76
Norwegian Cruise Line Holdings Ltd
(d)
2,191 33
Peloton Interactive Inc
(d)
1,814,383 23,460
Planet Fitness Inc
(d)
4,226 358
Polaris Inc 2,804 322
YETI Holdings Inc
(d)
6,058 271
$ 24,520
Lodging - 0 .07%
Choice Hotels International Inc 2,286 281
Hilton Worldwide Holdings Inc 13,167 1,910
Las Vegas Sands Corp
(d)
8,385 495
Marriott International Inc/MD 18,153 3,162
Travel + Leisure Co 3,991 169
Wyndham Hotels & Resorts Inc 4,267 331
Wynn Resorts Ltd
(d)
909 94
$ 6,442
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc 2,419 147
Caterpillar Inc 31,010 7,824
Vertiv Holdings Co 3,263 46
$ 8,017
Machinery - Diversified - 2 .16%
AGCO Corp 556 77
Cognex Corp 10,992 602
Deere & Co 18,869 7,978
Graco Inc 7,823 534
IDEX Corp 616,453 147,752
Ingersoll Rand Inc 968,207 54,220
Middleby Corp/The
(d)
255 40
Nordson Corp 920 224
Otis Worldwide Corp 3,508 288
Rockwell Automation Inc 5,334 1,504
Toro Co/The 7,131 795
Xylem Inc/NY 1,704 177
$ 214,191
Media - 0 .08%
Cable One Inc 247 195
Charter Communications Inc
(d)
7,335 2,819
FactSet Research Systems Inc 2,579 1,091
Liberty Broadband Corp - A Shares
(d)
656 59

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Broadband Corp - C Shares
(d)
3,906 $ 351
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
177 11
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,527 108
Liberty Media Corp-Liberty SiriusXM - A Shares 1,417 57
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,922 118
Nexstar Media Group Inc 204 42
Walt Disney Co/The
(d)
8,305 901
Warner Bros Discovery Inc
(d)
117,694 1,744
World Wrestling Entertainment Inc 2,924 247
$ 7,743
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 4,356 439
Valmont Industries Inc 197 65
$ 504
Mining - 0 .01%
MP Materials Corp
(d)
6,164 200
Royal Gold Inc 288 37
Southern Copper Corp 3,818 287
$ 524
Miscellaneous Manufacturers - 0 .09%
A O Smith Corp 2,099 142
Axon Enterprise Inc
(d)
3,553 694
Carlisle Cos Inc 2,946 739
Donaldson Co Inc 1,407 88
General Electric Co 4,171 336
Illinois Tool Works Inc 18,794 4,436
Parker-Hannifin Corp 1,973 643
Trane Technologies PLC 9,127 1,635
$ 8,713
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
1,459 461
Oil & Gas - 0 .16%
Antero Resources Corp
(d)
12,629 364
Coterra Energy Inc 9,023 226
Devon Energy Corp 21,867 1,383
Diamondback Energy Inc 6,853 1,001
EOG Resources Inc 29,247 3,868
Hess Corp 15,076 2,264
Occidental Petroleum Corp 44,858 2,906
Ovintiv Inc 12,119 597
PDC Energy Inc 3,221 218
Pioneer Natural Resources Co 8,897 2,050
Range Resources Corp 10,635 266
Southwestern Energy Co
(d)
5,353 30
Texas Pacific Land Corp 390 778
$ 15,951
Oil & Gas Services - 0 .01%
Halliburton Co 27,666 1,140
Packaging & Containers - 0 .02%
Ardagh Metal Packaging SA 3,445 20
Ball Corp 8,486 494
Berry Global Group Inc 4,280 264
Crown Holdings Inc 7,061 623
Graphic Packaging Holding Co 16,023 386
Sealed Air Corp 9,904 542
$ 2,329
Pharmaceuticals - 6 .02%
AbbVie Inc 120,919 17,866
AmerisourceBergen Corp 10,554 1,783
Becton Dickinson and Co 242,636 61,198
Cigna Corp 467,771 148,129
Daiichi Sankyo Co Ltd ADR 622,898 19,559
Dexcom Inc
(d)
854,124 91,468
Eli Lilly & Co 248,934 85,670
McKesson Corp 1,902 720
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc 72,521 $ 7,790
Neurocrine Biosciences Inc
(d)
6,441 715
Zoetis Inc 977,919 161,836
$ 596,734
Pipelines - 0 .03%
Cheniere Energy Inc 9,738 1,488
New Fortress Energy Inc 3,330 129
ONEOK Inc 3,413 234
Targa Resources Corp 15,354 1,152
$ 3,003
Private Equity - 0 .06%
Ares Management Corp 10,483 870
Blackstone Inc 47,889 4,595
$ 5,465
Real Estate - 0 .01%
CBRE Group Inc
(d)
10,643 910
REITs - 1 .38%
American Tower Corp 24,346 5,439
Apartment Income REIT Corp 862 33
Camden Property Trust 590 73
Crown Castle Inc 29,518 4,372
Equinix Inc 4,762 3,515
Equity LifeStyle Properties Inc 7,397 531
Extra Space Storage Inc 1,070 169
Iron Mountain Inc 14,693 802
Lamar Advertising Co 5,170 551
Public Storage 8,485 2,582
SBA Communications Corp 392,631 116,819
Simon Property Group Inc 10,754 1,381
$ 136,267
Retail - 5 .53%
Advance Auto Parts Inc 327 50
AutoZone Inc
(d)
1,178 2,873
Best Buy Co Inc 4,275 379
BJ's Wholesale Club Holdings Inc
(d)
5,744 416
Burlington Stores Inc
(d)
4,191 963
CarMax Inc
(d)
1,262 89
Carvana Co
(d),(g)
7,053 72
Chipotle Mexican Grill Inc
(d)
23,116 38,058
Costco Wholesale Corp 357,128 182,543
Darden Restaurants Inc 6,078 899
Dollar General Corp 220,255 51,451
Dollar Tree Inc
(d)
4,476 672
Domino's Pizza Inc 1,784 630
Five Below Inc
(d)
3,708 731
Floor & Decor Holdings Inc
(d)
7,014 637
Freshpet Inc
(d)
1,726 109
Genuine Parts Co 763 128
Home Depot Inc/The 41,001 13,291
Leslie's Inc
(d)
9,926 154
Lowe's Cos Inc 36,667 7,636
Lululemon Athletica Inc
(d)
415,538 127,521
McDonald's Corp 12,286 3,285
Nordstrom Inc 6,596 129
Ollie's Bargain Outlet Holdings Inc
(d)
240 13
O'Reilly Automotive Inc
(d)
1,742 1,380
RH
(d)
502 157
Ross Stores Inc 814,663 96,285
Starbucks Corp 28,244 3,083
Target Corp 17,458 3,005
TJX Cos Inc/The 79,421 6,501
Tractor Supply Co 7,549 1,721
Ulta Beauty Inc
(d)
3,446 1,771
Victoria's Secret & Co
(d)
4,016 169
Wendy's Co/The 11,729 262
Williams-Sonoma Inc 3,582 483
Yum! Brands Inc 2,238 292
$ 547,838

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 6 .04%
Advanced Micro Devices Inc
(d)
431,412 $ 32,421
Allegro MicroSystems Inc
(d)
4,516 172
Analog Devices Inc 7,055 1,210
Applied Materials Inc 58,752 6,550
ASML Holding NV - NY Reg Shares 150,667 99,567
Broadcom Inc 27,021 15,808
Entegris Inc 10,084 814
GLOBALFOUNDRIES Inc
(d),(g)
1,026 61
KLA Corp 9,698 3,806
Lam Research Corp 9,358 4,680
Lattice Semiconductor Corp
(d)
9,220 699
Marvell Technology Inc 230,965 9,966
Microchip Technology Inc 31,081 2,412
Micron Technology Inc 14,046 847
Monolithic Power Systems Inc 3,085 1,316
NVIDIA Corp 1,465,528 286,319
NXP Semiconductors NV 608,372 112,129
ON Semiconductor Corp
(d)
18,401 1,352
QUALCOMM Inc 76,665 10,213
Teradyne Inc 9,665 983
Texas Instruments Inc 42,530 7,537
$ 598,862
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 587 129
Software - 24 .39%
Adobe Inc
(d)
366,206 135,621
Alteryx Inc
(d)
4,127 229
ANSYS Inc
(d)
3,116 830
AppLovin Corp
(d)
15,284 194
Aspen Technology Inc
(d)
1,833 364
Atlassian Corp
(d)
701,321 113,347
Autodesk Inc
(d)
736,028 158,364
Bentley Systems Inc 11,456 447
Black Knight Inc
(d)
976 59
Broadridge Financial Solutions Inc 7,199 1,082
Cadence Design Systems Inc
(d)
287,684 52,598
CCC Intelligent Solutions Holdings Inc
(d)
4,451 41
Ceridian HCM Holding Inc
(d)
1,766 128
Cloudflare Inc
(d)
19,340 1,023
Confluent Inc
(d)
8,439 195
Coupa Software Inc
(d)
2,842 227
Datadog Inc
(d)
18,066 1,351
Definitive Healthcare Corp
(d)
1,187 15
DocuSign Inc
(d)
13,425 814
DoubleVerify Holdings Inc
(d)
4,365 119
Doximity Inc
(d)
3,450 122
Dropbox Inc - A Shares
(d)
17,113 398
Dynatrace Inc
(d)
13,514 519
Elastic NV
(d)
5,181 305
Electronic Arts Inc 1,180 152
Fair Isaac Corp
(d)
1,669 1,111
Fiserv Inc
(d)
1,253,805 133,756
Five9 Inc
(d)
4,693 370
HashiCorp Inc
(d)
171,957 5,534
HubSpot Inc
(d)
3,164 1,098
Informatica Inc
(d)
473 8
Intuit Inc 792,956 335,159
Jack Henry & Associates Inc 4,931 888
Jamf Holding Corp
(d)
3,801 76
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
2,629 343
Microsoft Corp 3,235,437 801,773
MongoDB Inc
(d)
100,961 21,627
MSCI Inc 3,999 2,126
nCino Inc
(d)
817 23
New Relic Inc
(d)
3,505 214
Nutanix Inc
(d)
8,185 228
Oracle Corp 71,859 6,357
Palantir Technologies Inc
(d)
126,177 982
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paychex Inc 22,051 $ 2,555
Paycom Software Inc
(d)
3,502 1,134
Pegasystems Inc 2,727 106
Playtika Holding Corp
(d)
6,414 67
Procore Technologies Inc
(d)
3,416 191
PTC Inc
(d)
7,157 965
RingCentral Inc
(d)
5,787 226
ROBLOX Corp
(d)
30,616 1,139
Roper Technologies Inc 360,041 153,647
Salesforce Inc
(d)
395,132 66,370
SentinelOne Inc
(d)
8,853 134
ServiceNow Inc
(d)
636,541 289,709
Smartsheet Inc
(d)
8,604 372
Snowflake Inc - Class A
(d)
19,627 3,070
Splunk Inc
(d)
11,122 1,065
Stripe Inc - Class B
(d),(e),(f)
114,126 2,112
Synopsys Inc
(d)
10,421 3,686
Take-Two Interactive Software Inc
(d)
9,199 1,042
Teradata Corp
(d)
3,838 134
Twilio Inc
(d)
4,405 264
Tyler Technologies Inc
(d)
2,443 789
UiPath Inc
(d)
2,330 36
Unity Software Inc
(d)
11,426 406
Veeva Systems Inc
(d)
607,405 103,593
VMware Inc
(d)
7,040 862
Workday Inc
(d)
13,654 2,477
Zoom Video Communications Inc
(d)
8,651 649
ZoomInfo Technologies Inc
(d)
18,678 527
$ 2,417,750
Telecommunications - 0 .54%
Arista Networks Inc
(d)
424,074 53,442
Corning Inc 3,027 105
Ubiquiti Inc 117 34
$ 53,581
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
11,511 236
Transportation - 0 .39%
CH Robinson Worldwide Inc 2,135 214
CSX Corp 36,246 1,121
Expeditors International of Washington Inc 3,351 362
JB Hunt Transport Services Inc 5,051 955
Landstar System Inc 2,230 385
Old Dominion Freight Line Inc 57,198 19,061
RXO Inc
(d)
570 10
Union Pacific Corp 42,048 8,586
United Parcel Service Inc 44,862 8,310
XPO Inc
(d)
570 23
$ 39,027
TOTAL COMMON STOCKS $ 9,640,366
Total Investments $ 9,929,045
Other Assets and Liabilities -  (0.17)% (16,487)
TOTAL NET ASSETS - 100.00% $ 9,912,558
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,676 or 0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,059 or 0.14% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 35 .67%
Consumer, Non-cyclical 25 .58%
Communications 16 .58%
Consumer, Cyclical 7 .47%
Financial 6 .59%
Industrial 5 .11%
Money Market Funds 2 .49%
Investment Companies 0 .28%
Energy 0 .22%
Basic Materials 0 .17%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 689,311 $ 445,736 $ 243,575
Principal Government Money Market Fund - Institutional Class 4.19% 186,380 315,897 502,277 —
$ 186,380 $ 1,005,208 $ 948,013 $ 243,575
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,292 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 755 — — —
$ 2,047 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,904 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 3,723 0.04%
Sila Nano Series F   0.00% 01/07/2021 4,277 3,230 0.03%
Stripe Inc - Class B 12/17/2019 1,791 2,112 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 2,301 0.02%
Total $ 16,476 0.16%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 180 $ 36,810 $ 1,568
Total $ 1,568
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 19,313
Money Market Funds - 1 .50%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
86,133,653 86,134
TOTAL INVESTMENT COMPANIES $ 105,447
COMMON STOCKS - 98 .01 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 64,290 $ 2,344
Omnicom Group Inc 33,742 2,902
$ 5,246
Aerospace & Defense - 1 .68%
Boeing Co/The
(c)
92,699 19,745
General Dynamics Corp 37,251 8,682
Howmet Aerospace Inc 60,927 2,479
L3Harris Technologies Inc 31,507 6,768
Lockheed Martin Corp 38,596 17,880
Northrop Grumman Corp 23,941 10,727
Raytheon Technologies Corp 243,250 24,288
TransDigm Group Inc 8,547 6,135
$ 96,704
Agriculture - 0 .83%
Altria Group Inc 296,551 13,357
Archer-Daniels-Midland Co 90,899 7,531
Philip Morris International Inc 256,510 26,738
$ 47,626
Airlines - 0 .23%
Alaska Air Group Inc
(c)
20,987 1,077
American Airlines Group Inc
(c)
107,537 1,736
Delta Air Lines Inc
(c)
106,095 4,148
Southwest Airlines Co 98,247 3,514
United Airlines Holdings Inc
(c)
54,096 2,649
$ 13,124
Apparel - 0 .54%
NIKE Inc 208,438 26,540
Ralph Lauren Corp 6,800 842
Tapestry Inc 39,872 1,817
VF Corp 54,650 1,691
$ 30,890
Automobile Manufacturers - 1 .86%
Cummins Inc 23,334 5,823
Ford Motor Co 653,543 8,829
General Motors Co 235,082 9,243
PACCAR Inc 57,544 6,290
Tesla Inc
(c)
444,133 76,933
$ 107,118
Automobile Parts & Equipment - 0 .12%
Aptiv PLC
(c)
44,833 5,070
BorgWarner Inc 38,746 1,832
$ 6,902
Banks - 4 .84%
Bank of America Corp 1,154,893 40,976
Bank of New York Mellon Corp/The 121,707 6,155
Citigroup Inc 320,488 16,736
Citizens Financial Group Inc 81,493 3,530
Comerica Inc 21,668 1,588
Fifth Third Bancorp 113,576 4,122
First Republic Bank/CA 30,268 4,264
Goldman Sachs Group Inc/The 56,035 20,498
Huntington Bancshares Inc/OH 238,726 3,621
JPMorgan Chase & Co 485,354 67,930
KeyCorp 154,377 2,963
M&T Bank Corp 28,563 4,456
Morgan Stanley 218,136 21,231
Northern Trust Corp 34,485 3,344
PNC Financial Services Group Inc/The 66,737 11,040
Regions Financial Corp 154,621 3,640
Signature Bank/New York NY 10,411 1,343
State Street Corp 60,717 5,545
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(c)
9,779 $ 2,958
Truist Financial Corp 219,538 10,843
US Bancorp 223,730 11,142
Wells Fargo & Co 630,517 29,552
Zions Bancorp NA 24,758 1,316
$ 278,793
Beverages - 1 .73%
Brown-Forman Corp - B Shares 30,256 2,014
Coca-Cola Co/The 644,015 39,491
Constellation Brands Inc 26,860 6,219
Keurig Dr Pepper Inc 140,606 4,961
Molson Coors Beverage Co 31,107 1,636
Monster Beverage Corp
(c)
63,024 6,559
PepsiCo Inc 227,968 38,987
$ 99,867
Biotechnology - 1 .75%
Amgen Inc 88,290 22,285
Biogen Inc
(c)
23,829 6,932
Bio-Rad Laboratories Inc
(c)
3,562 1,665
Corteva Inc 118,227 7,620
Gilead Sciences Inc 207,537 17,421
Illumina Inc
(c)
26,028 5,575
Incyte Corp
(c)
30,554 2,601
Moderna Inc
(c)
54,671 9,625
Regeneron Pharmaceuticals Inc
(c)
17,719 13,439
Vertex Pharmaceuticals Inc
(c)
42,473 13,723
$ 100,886
Building Materials - 0 .43%
Carrier Global Corp 138,376 6,300
Johnson Controls International plc 113,957 7,928
Martin Marietta Materials Inc 10,275 3,695
Masco Corp 37,317 1,985
Mohawk Industries Inc
(c)
8,725 1,048
Vulcan Materials Co 21,991 4,032
$ 24,988
Chemicals - 1 .72%
Air Products and Chemicals Inc 36,699 11,762
Albemarle Corp 19,384 5,456
Celanese Corp 16,505 2,033
CF Industries Holdings Inc 32,465 2,750
Dow Inc 116,451 6,911
DuPont de Nemours Inc 82,204 6,079
Eastman Chemical Co 19,856 1,751
Ecolab Inc 41,002 6,348
FMC Corp 20,843 2,775
International Flavors & Fragrances Inc 42,187 4,744
Linde PLC 81,806 27,073
LyondellBasell Industries NV 42,026 4,064
Mosaic Co/The 56,340 2,791
PPG Industries Inc 38,888 5,069
Sherwin-Williams Co/The 39,020 9,232
$ 98,838
Commercial Services - 1 .85%
Automatic Data Processing Inc 68,640 15,500
Cintas Corp 14,282 6,337
CoStar Group Inc
(c)
67,293 5,242
Equifax Inc 20,260 4,502
FleetCor Technologies Inc
(c)
12,205 2,549
Gartner Inc
(c)
13,076 4,421
Global Payments Inc 44,744 5,044
MarketAxess Holdings Inc 6,227 2,266
Moody's Corp 26,069 8,414
PayPal Holdings Inc
(c)
188,641 15,372
Quanta Services Inc 23,645 3,599
Robert Half International Inc 17,954 1,507
Rollins Inc 38,298 1,394
S&P Global Inc 55,102 20,660
United Rentals Inc 11,469 5,057

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 25,877 $ 4,704
$ 106,568
Computers - 7 .62%
Accenture PLC - Class A 104,257 29,093
Apple Inc 2,474,364 357,026
Cognizant Technology Solutions Corp 85,039 5,676
DXC Technology Co
(c)
38,067 1,094
EPAM Systems Inc
(c)
9,516 3,166
Fortinet Inc
(c)
107,295 5,616
Hewlett Packard Enterprise Co 212,910 3,434
HP Inc 146,478 4,268
International Business Machines Corp 149,604 20,156
Leidos Holdings Inc 22,617 2,235
NetApp Inc 35,968 2,382
Seagate Technology Holdings PLC 31,772 2,154
Western Digital Corp
(c)
52,560 2,310
$ 438,610
Consumer Products - 0 .28%
Avery Dennison Corp 13,397 2,538
Church & Dwight Co Inc 40,351 3,263
Clorox Co/The 20,416 2,954
Kimberly-Clark Corp 55,844 7,260
$ 16,015
Cosmetics & Personal Care - 1 .33%
Colgate-Palmolive Co 138,201 10,300
Estee Lauder Cos Inc/The 38,267 10,603
Procter & Gamble Co/The 392,113 55,829
$ 76,732
Distribution & Wholesale - 0 .33%
Copart Inc
(c)
70,906 4,723
Fastenal Co 94,773 4,791
LKQ Corp 41,999 2,476
Pool Corp 6,462 2,492
WW Grainger Inc 7,442 4,387
$ 18,869
Diversified Financial Services - 3 .97%
American Express Co 98,915 17,303
Ameriprise Financial Inc 17,610 6,166
BlackRock Inc 24,853 18,869
Capital One Financial Corp 63,161 7,516
Cboe Global Markets Inc 17,552 2,157
Charles Schwab Corp/The 252,391 19,540
CME Group Inc 59,523 10,515
Discover Financial Services 45,209 5,277
Franklin Resources Inc 47,003 1,467
Intercontinental Exchange Inc 92,422 9,940
Invesco Ltd 75,254 1,393
Mastercard Inc 140,465 52,056
Nasdaq Inc 56,090 3,376
Raymond James Financial Inc 32,033 3,612
Synchrony Financial 74,551 2,738
T Rowe Price Group Inc 36,977 4,307
Visa Inc 270,543 62,282
$ 228,514
Electric - 2 .72%
AES Corp/The 110,524 3,029
Alliant Energy Corp 41,535 2,244
Ameren Corp 42,776 3,716
American Electric Power Co Inc 85,028 7,989
CenterPoint Energy Inc 104,167 3,138
CMS Energy Corp 48,027 3,035
Consolidated Edison Inc 58,718 5,596
Constellation Energy Corp 54,110 4,619
Dominion Energy Inc 137,880 8,775
DTE Energy Co 32,058 3,731
Duke Energy Corp 127,421 13,054
Edison International 63,188 4,354
Entergy Corp 33,669 3,646
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 37,980 $ 2,379
Eversource Energy 57,633 4,745
Exelon Corp 164,433 6,937
FirstEnergy Corp 89,876 3,680
NextEra Energy Inc 328,814 24,539
NRG Energy Inc 38,122 1,305
PG&E Corp
(c)
266,410 4,236
Pinnacle West Capital Corp 18,720 1,396
PPL Corp 121,837 3,606
Public Service Enterprise Group Inc 82,560 5,113
Sempra Energy 52,011 8,339
Southern Co/The 180,141 12,192
WEC Energy Group Inc 52,194 4,906
Xcel Energy Inc 90,552 6,227
$ 156,526
Electrical Components & Equipment - 0 .27%
AMETEK Inc 37,999 5,507
Emerson Electric Co 97,841 8,827
Generac Holdings Inc
(c)
10,484 1,264
$ 15,598
Electronics - 1 .16%
Agilent Technologies Inc 48,987 7,450
Allegion plc 14,535 1,709
Amphenol Corp 98,469 7,855
Fortive Corp 58,546 3,983
Garmin Ltd 25,373 2,509
Honeywell International Inc 111,247 23,193
Keysight Technologies Inc
(c)
29,587 5,306
Mettler-Toledo International Inc
(c)
3,690 5,657
TE Connectivity Ltd 52,634 6,692
Trimble Inc
(c)
40,810 2,369
$ 66,723
Energy - Alternate Sources - 0 .19%
Enphase Energy Inc
(c)
22,490 4,979
First Solar Inc
(c)
16,404 2,913
SolarEdge Technologies Inc
(c)
9,249 2,952
$ 10,844
Engineering & Construction - 0 .05%
Jacobs Solutions Inc 21,114 2,609
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
35,503 1,848
Live Nation Entertainment Inc
(c)
23,635 1,903
$ 3,751
Environmental Control - 0 .27%
Pentair PLC 27,219 1,507
Republic Services Inc 33,986 4,242
Waste Management Inc 61,810 9,564
$ 15,313
Food - 1 .14%
Campbell Soup Co 33,231 1,726
Conagra Brands Inc 79,301 2,949
General Mills Inc 98,211 7,696
Hershey Co/The 24,318 5,462
Hormel Foods Corp 47,900 2,170
J M Smucker Co/The 17,631 2,694
Kellogg Co 42,352 2,905
Kraft Heinz Co/The 131,747 5,340
Kroger Co/The 107,783 4,810
Lamb Weston Holdings Inc 23,799 2,377
McCormick & Co Inc/MD 41,465 3,115
Mondelez International Inc 225,967 14,787
Sysco Corp 83,855 6,495
Tyson Foods Inc 47,922 3,151
$ 65,677
Forest Products & Paper - 0 .04%
International Paper Co 58,854 2,461

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 23,147 $ 2,721
NiSource Inc 67,201 1,865
$ 4,586
Hand & Machine Tools - 0 .08%
Snap-on Inc 8,795 2,188
Stanley Black & Decker Inc 24,479 2,186
$ 4,374
Healthcare - Products - 3 .74%
Abbott Laboratories 288,509 31,895
Align Technology Inc
(c)
12,019 3,242
Baxter International Inc 83,415 3,811
Bio-Techne Corp 25,973 2,069
Boston Scientific Corp
(c)
237,002 10,962
Cooper Cos Inc/The 8,165 2,849
Danaher Corp 108,409 28,661
DENTSPLY SIRONA Inc 35,560 1,310
Edwards Lifesciences Corp
(c)
102,301 7,847
GE HealthCare Technologies Inc
(c)
60,267 4,190
Hologic Inc
(c)
41,309 3,361
IDEXX Laboratories Inc
(c)
13,705 6,585
Intuitive Surgical Inc
(c)
58,476 14,367
Medtronic PLC 219,933 18,406
PerkinElmer Inc 20,885 2,872
ResMed Inc 24,238 5,535
STERIS PLC 16,517 3,411
Stryker Corp 55,730 14,145
Teleflex Inc 7,761 1,889
Thermo Fisher Scientific Inc 64,896 37,012
Waters Corp
(c)
9,831 3,230
West Pharmaceutical Services Inc 12,249 3,253
Zimmer Biomet Holdings Inc 34,723 4,422
$ 215,324
Healthcare - Services - 2 .54%
Catalent Inc
(c)
29,778 1,595
Centene Corp
(c)
93,700 7,144
Charles River Laboratories International Inc
(c)
8,419 2,048
DaVita Inc
(c)
9,095 749
Elevance Health Inc 39,519 19,759
HCA Healthcare Inc 35,086 8,950
Humana Inc 20,948 10,719
IQVIA Holdings Inc
(c)
30,736 7,051
Laboratory Corp of America Holdings 14,661 3,696
Molina Healthcare Inc
(c)
9,663 3,013
Quest Diagnostics Inc 18,846 2,798
UnitedHealth Group Inc 154,605 77,177
Universal Health Services Inc 10,617 1,574
$ 146,273
Home Builders - 0 .25%
DR Horton Inc 51,792 5,111
Lennar Corp - A Shares 42,155 4,317
NVR Inc
(c)
498 2,624
PulteGroup Inc 37,698 2,145
$ 14,197
Home Furnishings - 0 .02%
Whirlpool Corp 9,013 1,402
Housewares - 0 .02%
Newell Brands Inc 62,278 994
Insurance - 3 .95%
Aflac Inc 93,628 6,882
Allstate Corp/The 43,885 5,638
American International Group Inc 122,941 7,772
Aon PLC 34,228 10,908
Arch Capital Group Ltd
(c)
61,202 3,938
Arthur J Gallagher & Co 34,886 6,828
Assurant Inc 8,743 1,159
Berkshire Hathaway Inc - Class B
(c)
298,127 92,872
Brown & Brown Inc 38,896 2,278
Chubb Ltd 68,678 15,624
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 26,010 $ 2,943
Everest Re Group Ltd 6,481 2,266
Globe Life Inc 14,967 1,809
Hartford Financial Services Group Inc/The 52,637 4,085
Lincoln National Corp 25,481 903
Loews Corp 32,610 2,005
Marsh & McLennan Cos Inc 82,075 14,356
MetLife Inc 109,056 7,963
Principal Financial Group Inc 37,654 3,485
Progressive Corp/The 96,810 13,200
Prudential Financial Inc 60,894 6,390
Travelers Cos Inc/The 38,778 7,411
W R Berkley Corp 33,823 2,372
Willis Towers Watson PLC 17,911 4,553
$ 227,640
Internet - 7 .95%
Alphabet Inc - A Shares
(c)
988,346 97,688
Alphabet Inc - C Shares
(c)
876,130 87,499
Amazon.com Inc
(c)
1,468,609 151,458
Booking Holdings Inc
(c)
6,419 15,624
CDW Corp/DE 22,402 4,391
eBay Inc 89,794 4,445
Etsy Inc
(c)
20,799 2,862
Expedia Group Inc
(c)
24,915 2,848
F5 Inc
(c)
9,904 1,462
Gen Digital Inc 95,926 2,207
Match Group Inc
(c)
46,217 2,501
Meta Platforms Inc
(c)
372,086 55,430
Netflix Inc
(c)
73,636 26,057
VeriSign Inc
(c)
15,263 3,328
$ 457,800
Iron & Steel - 0 .18%
Nucor Corp 42,451 7,175
Steel Dynamics Inc 27,598 3,330
$ 10,505
Leisure Products & Services - 0 .09%
Carnival Corp
(c)
165,705 1,793
Norwegian Cruise Line Holdings Ltd
(c)
69,727 1,061
Royal Caribbean Cruises Ltd
(c)
36,312 2,358
$ 5,212
Lodging - 0 .37%
Hilton Worldwide Holdings Inc 44,753 6,493
Las Vegas Sands Corp
(c)
54,371 3,208
Marriott International Inc/MD 44,522 7,755
MGM Resorts International 52,742 2,184
Wynn Resorts Ltd
(c)
17,061 1,768
$ 21,408
Machinery - Construction & Mining - 0 .38%
Caterpillar Inc 86,113 21,725
Machinery - Diversified - 0 .85%
Deere & Co 45,448 19,217
Dover Corp 23,225 3,526
IDEX Corp 12,479 2,991
Ingersoll Rand Inc 67,001 3,752
Nordson Corp 8,899 2,165
Otis Worldwide Corp 68,933 5,668
Rockwell Automation Inc 19,004 5,360
Westinghouse Air Brake Technologies Corp 30,093 3,124
Xylem Inc/NY 29,821 3,102
$ 48,905
Media - 1 .43%
Charter Communications Inc
(c)
17,775 6,831
Comcast Corp - Class A 713,828 28,089
DISH Network Corp
(c)
41,590 598
FactSet Research Systems Inc 6,304 2,666
Fox Corp - A Shares 50,051 1,699
Fox Corp - B Shares 23,056 731
News Corp - A Shares 63,269 1,282

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - B Shares 19,510 $ 399
Paramount Global - Class B 83,566 1,935
Walt Disney Co/The
(c)
301,658 32,727
Warner Bros Discovery Inc
(c)
365,659 5,419
$ 82,376
Mining - 0 .30%
Freeport-McMoRan Inc 236,508 10,553
Newmont Corp 131,339 6,952
$ 17,505
Miscellaneous Manufacturers - 1 .17%
3M Co 91,461 10,525
A O Smith Corp 20,994 1,421
Eaton Corp PLC 65,807 10,675
General Electric Co 180,802 14,551
Illinois Tool Works Inc 46,256 10,918
Parker-Hannifin Corp 21,246 6,926
Teledyne Technologies Inc
(c)
7,755 3,290
Textron Inc 34,546 2,517
Trane Technologies PLC 38,109 6,826
$ 67,649
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(c)
8,543 2,701
Oil & Gas - 4 .17%
APA Corp 53,201 2,358
Chevron Corp 294,362 51,225
ConocoPhillips 206,187 25,128
Coterra Energy Inc 130,468 3,266
Devon Energy Corp 108,166 6,840
Diamondback Energy Inc 29,124 4,256
EOG Resources Inc 97,194 12,854
EQT Corp 60,736 1,984
Exxon Mobil Corp 681,451 79,055
Hess Corp 45,915 6,895
Marathon Oil Corp 105,085 2,887
Marathon Petroleum Corp 77,550 9,967
Occidental Petroleum Corp 120,319 7,795
Phillips 66 78,207 7,842
Pioneer Natural Resources Co 39,316 9,056
Valero Energy Corp 63,794 8,933
$ 240,341
Oil & Gas Services - 0 .43%
Baker Hughes Co 165,712 5,260
Halliburton Co 150,253 6,193
Schlumberger Ltd 234,634 13,370
$ 24,823
Packaging & Containers - 0 .19%
Amcor PLC 246,388 2,971
Ball Corp 51,943 3,025
Packaging Corp of America 15,312 2,185
Sealed Air Corp 23,936 1,311
Westrock Co 42,077 1,651
$ 11,143
Pharmaceuticals - 6 .24%
AbbVie Inc 292,628 43,236
AmerisourceBergen Corp 26,797 4,528
Becton Dickinson and Co 47,190 11,902
Bristol-Myers Squibb Co 351,815 25,559
Cardinal Health Inc 43,376 3,351
Cigna Corp 50,589 16,020
CVS Health Corp 217,420 19,181
Dexcom Inc
(c)
63,915 6,845
Eli Lilly & Co 130,496 44,910
Henry Schein Inc
(c)
22,430 1,932
Johnson & Johnson 432,617 70,698
McKesson Corp 23,464 8,885
Merck & Co Inc 419,529 45,062
Organon & Co 42,088 1,268
Pfizer Inc 928,828 41,017
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 200,660 $ 2,440
Zoetis Inc 77,121 12,763
$ 359,597
Pipelines - 0 .35%
Kinder Morgan Inc 327,299 5,990
ONEOK Inc 73,956 5,064
Targa Resources Corp 37,457 2,810
Williams Cos Inc/The 201,540 6,498
$ 20,362
Real Estate - 0 .08%
CBRE Group Inc
(c)
52,281 4,471
REITs - 2 .66%
Alexandria Real Estate Equities Inc 24,707 3,971
American Tower Corp 77,042 17,210
AvalonBay Communities Inc 23,148 4,107
Boston Properties Inc 23,603 1,759
Camden Property Trust 17,626 2,172
Crown Castle Inc 71,655 10,613
Digital Realty Trust Inc 47,575 5,453
Equinix Inc 15,312 11,302
Equity Residential 56,280 3,582
Essex Property Trust Inc 10,716 2,423
Extra Space Storage Inc 22,159 3,497
Federal Realty Investment Trust 12,093 1,349
Healthpeak Properties Inc 88,945 2,444
Host Hotels & Resorts Inc 118,314 2,230
Invitation Homes Inc 96,110 3,124
Iron Mountain Inc 48,103 2,626
Kimco Realty Corp 102,335 2,298
Mid-America Apartment Communities Inc 19,107 3,186
Prologis Inc 152,740 19,746
Public Storage 26,156 7,960
Realty Income Corp 103,773 7,039
Regency Centers Corp 25,483 1,698
SBA Communications Corp 17,864 5,315
Simon Property Group Inc 54,099 6,950
UDR Inc 50,634 2,157
Ventas Inc 66,140 3,427
VICI Properties Inc 159,362 5,447
Welltower Inc 78,186 5,867
Weyerhaeuser Co 121,773 4,193
$ 153,145
Retail - 5 .37%
Advance Auto Parts Inc 9,948 1,515
AutoZone Inc
(c)
3,141 7,660
Bath & Body Works Inc 37,787 1,739
Best Buy Co Inc 33,153 2,941
CarMax Inc
(c)
26,148 1,842
Chipotle Mexican Grill Inc
(c)
4,587 7,552
Costco Wholesale Corp 73,236 37,434
Darden Restaurants Inc 20,250 2,996
Dollar General Corp 37,326 8,719
Dollar Tree Inc
(c)
34,830 5,231
Domino's Pizza Inc 5,858 2,068
Genuine Parts Co 23,324 3,914
Home Depot Inc/The 169,394 54,913
Lowe's Cos Inc 102,707 21,389
McDonald's Corp 121,195 32,408
O'Reilly Automotive Inc
(c)
10,355 8,205
Ross Stores Inc 57,429 6,788
Starbucks Corp 189,941 20,730
Target Corp 76,160 13,110
TJX Cos Inc/The 192,120 15,727
Tractor Supply Co 18,279 4,167
Ulta Beauty Inc
(c)
8,476 4,356
Walgreens Boots Alliance Inc 118,772 4,378
Walmart Inc 233,544 33,600
Yum! Brands Inc 46,612 6,083
$ 309,465

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .26%
Advanced Micro Devices Inc
(c)
266,794 $ 20,050
Analog Devices Inc 85,109 14,594
Applied Materials Inc 142,355 15,871
Broadcom Inc 67,015 39,204
Intel Corp 682,890 19,299
KLA Corp 23,449 9,203
Lam Research Corp 22,568 11,286
Microchip Technology Inc 91,011 7,064
Micron Technology Inc 179,894 10,848
Monolithic Power Systems Inc 7,379 3,148
NVIDIA Corp 412,019 80,496
NXP Semiconductors NV 42,880 7,903
ON Semiconductor Corp
(c)
71,551 5,255
Qorvo Inc
(c)
16,778 1,823
QUALCOMM Inc 185,490 24,709
Skyworks Solutions Inc 26,548 2,912
Teradyne Inc 25,774 2,621
Texas Instruments Inc 150,176 26,613
$ 302,899
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 6,603 1,456
Software - 9 .05%
Activision Blizzard Inc 117,844 9,023
Adobe Inc
(c)
76,927 28,489
Akamai Technologies Inc
(c)
26,020 2,315
ANSYS Inc
(c)
14,413 3,839
Autodesk Inc
(c)
35,719 7,685
Broadridge Financial Solutions Inc 19,467 2,927
Cadence Design Systems Inc
(c)
45,390 8,299
Ceridian HCM Holding Inc
(c)
25,414 1,837
Electronic Arts Inc 43,399 5,585
Fidelity National Information Services Inc 98,187 7,368
Fiserv Inc
(c)
105,078 11,210
Intuit Inc 46,640 19,713
Jack Henry & Associates Inc 12,070 2,174
Microsoft Corp 1,233,483 305,669
MSCI Inc 13,231 7,033
Oracle Corp 254,294 22,495
Paychex Inc 53,074 6,149
Paycom Software Inc
(c)
8,043 2,605
PTC Inc
(c)
17,492 2,359
Roper Technologies Inc 17,547 7,488
Salesforce Inc
(c)
165,469 27,794
ServiceNow Inc
(c)
33,423 15,212
Synopsys Inc
(c)
25,301 8,950
Take-Two Interactive Software Inc
(c)
26,102 2,956
Tyler Technologies Inc
(c)
6,890 2,224
$ 521,398
Telecommunications - 2 .08%
Arista Networks Inc
(c)
40,955 5,161
AT&T Inc 1,179,297 24,022
Cisco Systems Inc 679,412 33,067
Corning Inc 125,959 4,359
Juniper Networks Inc 53,703 1,735
Lumen Technologies Inc 157,495 827
Motorola Solutions Inc 27,666 7,110
T-Mobile US Inc
(c)
98,819 14,755
Verizon Communications Inc 694,939 28,889
$ 119,925
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 21,482 1,271
Transportation - 1 .45%
CH Robinson Worldwide Inc 19,478 1,951
CSX Corp 347,885 10,757
Expeditors International of Washington Inc 26,333 2,848
FedEx Corp 39,612 7,679
JB Hunt Transport Services Inc 13,705 2,591
Norfolk Southern Corp 38,309 9,417
Old Dominion Freight Line Inc 14,992 4,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 101,731 $ 20,772
United Parcel Service Inc 120,762 22,369
$ 83,380
Water - 0 .08%
American Water Works Co Inc 30,086 4,708
TOTAL COMMON STOCKS $ 5,644,752
Total Investments $ 5,750,199
Other Assets and Liabilities -  0.16% 9,346
TOTAL NET ASSETS - 100.00% $ 5,759,545
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .98%
Consumer, Non-cyclical 21 .43%
Financial 15 .50%
Communications 11 .55%
Consumer, Cyclical 9 .28%
Industrial 8 .01%
Energy 5 .14%
Utilities 2 .88%
Basic Materials 2 .24%
Money Market Funds 1 .50%
Investment Companies 0 .33%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 197,139 $ 111,005 $ 86,134
Principal Government Money Market Fund - Institutional Class 4.19% 51,660 172,920 224,580 —
$ 51,660 $ 370,059 $ 335,585 $ 86,134
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 502 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 376 — — —
$ 878 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 450 $ 92,025 $ 2,622
Total $ 2,622
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .42%
iShares Russell 1000 Value ETF 72,861 $ 11,618
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
904,387 904
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
64,115,070 64,115
$ 65,019
TOTAL INVESTMENT COMPANIES $ 76,637
COMMON STOCKS - 97 .24 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 8,510 $ 310
Omnicom Group Inc 4,454 383
$ 693
Aerospace & Defense - 0 .35%
Boeing Co/The
(d)
8,250 1,757
Curtiss-Wright Corp 822 136
General Dynamics Corp 5,307 1,237
HEICO Corp 68 12
HEICO Corp - Class A 119 16
Hexcel Corp 1,769 125
Howmet Aerospace Inc 7,319 298
L3Harris Technologies Inc 4,168 895
Mercury Systems Inc
(d)
1,075 54
Northrop Grumman Corp 2,826 1,266
Raytheon Technologies Corp 32,118 3,207
Spirit AeroSystems Holdings Inc 157 6
TransDigm Group Inc 690 495
$ 9,504
Agriculture - 1 .26%
Altria Group Inc 39,263 1,768
Archer-Daniels-Midland Co 11,943 990
Bunge Ltd 3,032 300
Darling Ingredients Inc
(d)
3,223 214
Philip Morris International Inc 297,754 31,038
$ 34,310
Airlines - 0 .05%
Alaska Air Group Inc
(d)
2,720 140
American Airlines Group Inc
(d)
13,980 225
Copa Holdings SA
(d)
636 58
JetBlue Airways Corp
(d)
6,981 56
Southwest Airlines Co 12,824 459
United Airlines Holdings Inc
(d)
7,061 346
$ 1,284
Apparel - 0 .05%
Capri Holdings Ltd
(d)
2,743 182
Carter's Inc 850 71
Columbia Sportswear Co 839 81
Deckers Outdoor Corp
(d)
68 29
Hanesbrands Inc 7,517 63
PVH Corp 1,418 128
Ralph Lauren Corp 887 110
Skechers USA Inc
(d)
2,464 119
Tapestry Inc 4,573 208
Under Armour Inc - Class A
(d)
4,302 53
Under Armour Inc - Class C
(d)
4,324 47
VF Corp 7,566 234
$ 1,325
Automobile Manufacturers - 0 .15%
Cummins Inc 3,077 768
Ford Motor Co 86,456 1,168
General Motors Co 30,962 1,217
Lucid Group Inc
(d),(e)
834 10
PACCAR Inc 7,448 814
Rivian Automotive Inc
(d)
11,318 220
$ 4,197
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .82%
Allison Transmission Holdings Inc 457 $ 21
Aptiv PLC
(d)
192,726 21,796
BorgWarner Inc 5,168 244
Gentex Corp 5,086 150
Lear Corp 1,271 185
QuantumScape Corp
(d),(e)
5,270 45
$ 22,441
Banks - 9 .06%
Bank of America Corp 1,132,514 40,182
Bank of Hawaii Corp 844 65
Bank of New York Mellon Corp/The 16,041 811
Bank OZK 2,443 112
BOK Financial Corp 651 65
Citigroup Inc 42,176 2,202
Citizens Financial Group Inc 10,571 458
Comerica Inc 2,825 207
Commerce Bancshares Inc/MO 2,473 165
Cullen/Frost Bankers Inc 1,266 165
East West Bancorp Inc 3,084 242
Fifth Third Bancorp 14,754 535
First Citizens BancShares Inc/NC 184 143
First Hawaiian Inc 2,782 76
First Horizon Corp 11,455 283
First Republic Bank/CA 3,964 558
FNB Corp/PA 7,346 105
Goldman Sachs Group Inc/The 69,814 25,539
Huntington Bancshares Inc/OH 31,077 471
JPMorgan Chase & Co 343,401 48,063
KeyCorp 20,119 386
M&T Bank Corp 167,915 26,195
Morgan Stanley 26,938 2,622
Northern Trust Corp 200,207 19,414
PacWest Bancorp 2,504 69
Pinnacle Financial Partners Inc 1,639 129
PNC Financial Services Group Inc/The 8,798 1,456
Popular Inc 1,609 110
Prosperity Bancshares Inc 1,897 144
Regions Financial Corp 20,271 477
Signature Bank/New York NY 1,271 164
State Street Corp 7,944 726
SVB Financial Group
(d)
461 139
Synovus Financial Corp 3,069 129
Truist Financial Corp 29,046 1,435
Umpqua Holdings Corp 4,719 86
US Bancorp 322,152 16,043
Webster Financial Corp 3,860 203
Wells Fargo & Co 807,976 37,869
Western Alliance Bancorp 240,106 18,097
Wintrust Financial Corp 1,308 120
Zions Bancorp NA 3,157 168
$ 246,628
Beverages - 1 .35%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares 404 27
Brown-Forman Corp - B Shares 1,635 109
Coca-Cola Co/The 21,329 1,308
Coca-Cola Europacific Partners PLC 207,323 11,656
Constellation Brands Inc 3,309 766
Keurig Dr Pepper Inc 18,730 661
Molson Coors Beverage Co 3,789 199
Monster Beverage Corp
(d)
599 62
PepsiCo Inc 127,707 21,841
$ 36,633
Biotechnology - 1 .34%
Amgen Inc 1,851 467
Biogen Inc
(d)
3,131 911
BioMarin Pharmaceutical Inc
(d)
3,994 461
Bio-Rad Laboratories Inc
(d)
464 217
Certara Inc
(d)
1,073 21

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Corteva Inc 15,694 $ 1,011
Exelixis Inc
(d)
1,115 20
Gilead Sciences Inc 347,483 29,167
Horizon Therapeutics Plc
(d)
339 37
Illumina Inc
(d)
3,432 735
Incyte Corp
(d)
540 46
Ionis Pharmaceuticals Inc
(d)
295 12
Mirati Therapeutics Inc
(d)
928 50
Moderna Inc
(d)
6,817 1,200
Regeneron Pharmaceuticals Inc
(d)
1,935 1,468
Royalty Pharma PLC 8,119 318
Ultragenyx Pharmaceutical Inc
(d)
387 17
United Therapeutics Corp
(d)
964 254
Vertex Pharmaceuticals Inc
(d)
310 100
$ 36,512
Building Materials - 0 .15%
Armstrong World Industries Inc 423 33
AZEK Co Inc/The
(d)
2,448 59
Builders FirstSource Inc
(d)
3,176 253
Carrier Global Corp 18,248 831
Eagle Materials Inc 150 22
Fortune Brands Innovations Inc 1,849 119
Hayward Holdings Inc
(d)
1,574 21
Johnson Controls International plc 15,071 1,048
Lennox International Inc 697 182
Louisiana-Pacific Corp 1,449 99
Martin Marietta Materials Inc 1,228 442
Masco Corp 4,657 248
Masterbrand Inc
(d)
1,945 18
MDU Resources Group Inc 4,319 133
Mohawk Industries Inc
(d)
1,136 136
Owens Corning 2,038 197
Vulcan Materials Co 1,466 269
$ 4,110
Chemicals - 4 .10%
Air Products and Chemicals Inc 139,034 44,561
Albemarle Corp 1,228 346
Ashland Inc 1,087 119
Axalta Coating Systems Ltd
(d)
803,408 24,183
Celanese Corp 2,342 288
Chemours Co/The 1,322 48
Dow Inc 15,379 913
DuPont de Nemours Inc 291,363 21,547
Eastman Chemical Co 2,612 230
Ecolab Inc 646 100
Element Solutions Inc 4,879 100
FMC Corp 1,792 239
Huntsman Corp 3,984 126
International Flavors & Fragrances Inc 126,263 14,199
Linde PLC 8,531 2,823
LyondellBasell Industries NV 5,563 538
Mosaic Co/The 6,589 326
NewMarket Corp 134 46
Olin Corp 2,758 178
PPG Industries Inc 2,391 312
RPM International Inc 2,620 236
Westlake Corp 711 87
$ 111,545
Commercial Services - 1 .45%
ADT Inc 4,491 39
Affirm Holdings Inc
(d),(e)
4,779 77
Aramark 680,755 30,314
Automatic Data Processing Inc 741 167
Avis Budget Group Inc
(d)
560 112
Block Inc
(d)
11,705 957
Bright Horizons Family Solutions Inc
(d)
914 70
Cintas Corp 129 57
Clarivate PLC
(d)
10,488 117
CoStar Group Inc
(d)
7,545 588
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Driven Brands Holdings Inc
(d)
1,207 $ 35
Dun & Bradstreet Holdings Inc 5,437 80
Equifax Inc 1,315 292
Euronet Worldwide Inc
(d)
256 29
FTI Consulting Inc
(d)
421 67
Global Payments Inc 5,860 661
Grand Canyon Education Inc
(d)
686 80
GXO Logistics Inc
(d)
2,034 106
H&R Block Inc 617 24
Hertz Global Holdings Inc
(d)
4,136 75
ManpowerGroup Inc 1,143 100
Mister Car Wash Inc
(d)
309 3
Moody's Corp 189 61
Morningstar Inc 64 16
PayPal Holdings Inc
(d)
17,234 1,404
Quanta Services Inc 1,397 213
Robert Half International Inc 303 25
Rollins Inc 427 16
S&P Global Inc 7,116 2,668
Service Corp International/US 3,267 242
TransUnion 1,109 80
U-Haul Holding Co
(e)
199 13
U-Haul Holding Co 1,707 105
United Rentals Inc 837 369
WEX Inc
(d)
267 49
WillScot Mobile Mini Holdings Corp
(d)
2,079 101
$ 39,412
Computers - 1 .67%
Amdocs Ltd 2,651 244
CACI International Inc
(d)
74,548 22,968
Cognizant Technology Solutions Corp 285,615 19,064
Dell Technologies Inc 4,782 194
DXC Technology Co
(d)
5,021 144
Genpact Ltd 1,843 87
Hewlett Packard Enterprise Co 28,125 454
HP Inc 11,900 347
International Business Machines Corp 6,529 880
KBR Inc 1,053 54
Kyndryl Holdings Inc
(d)
4,479 60
Leidos Holdings Inc 2,973 294
Lumentum Holdings Inc
(d)
1,530 92
NCR Corp
(d)
2,604 71
Science Applications International Corp 1,217 126
Western Digital Corp
(d)
6,977 307
$ 45,386
Consumer Products - 0 .88%
Avery Dennison Corp 677 128
Church & Dwight Co Inc 287,996 23,288
Clorox Co/The 454 66
Kimberly-Clark Corp 2,966 386
Reynolds Consumer Products Inc 1,221 36
Spectrum Brands Holdings Inc 845 57
$ 23,961
Cosmetics & Personal Care - 0 .60%
Colgate-Palmolive Co 6,908 515
Coty Inc
(d)
7,611 76
Estee Lauder Cos Inc/The 41,982 11,632
Procter & Gamble Co/The 29,607 4,216
$ 16,439
Distribution & Wholesale - 0 .03%
Core & Main Inc
(d)
897 20
IAA Inc
(d)
517 22
LKQ Corp 5,459 322
SiteOne Landscape Supply Inc
(d)
375 57
Univar Solutions Inc
(d)
3,579 123
Watsco Inc 336 96
WESCO International Inc
(d)
450 67
$ 707

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .09%
Affiliated Managers Group Inc 829 $ 143
Air Lease Corp 2,266 102
Ally Financial Inc 6,522 212
American Express Co 119,035 20,823
Ameriprise Financial Inc 842 295
Apollo Global Management Inc 2,512 178
BlackRock Inc 3,281 2,491
Capital One Financial Corp 8,296 987
Cboe Global Markets Inc 2,290 281
Charles Schwab Corp/The 14,779 1,144
CME Group Inc 7,835 1,384
Coinbase Global Inc
(d),(e)
3,443 201
Credit Acceptance Corp
(d),(e)
136 63
Discover Financial Services 5,947 694
Evercore Inc - Class A 835 108
Franklin Resources Inc 6,090 190
Interactive Brokers Group Inc - A Shares 2,007 160
Intercontinental Exchange Inc 12,056 1,297
Invesco Ltd 8,081 150
Janus Henderson Group PLC 2,979 77
Jefferies Financial Group Inc 4,435 174
Lazard Ltd 1,809 73
Nasdaq Inc 7,443 448
OneMain Holdings Inc 2,466 106
Raymond James Financial Inc 3,876 437
Rocket Cos Inc
(e)
1,246 12
SEI Investments Co 2,255 141
SLM Corp 5,494 97
SoFi Technologies Inc
(d),(e)
17,113 119
Stifel Financial Corp 2,292 154
Synchrony Financial 9,806 360
T Rowe Price Group Inc 4,843 564
Tradeweb Markets Inc 856 64
Upstart Holdings Inc
(d),(e)
1,348 25
UWM Holdings Corp
(e)
643 3
Virtu Financial Inc 2,098 41
Visa Inc 99,690 22,950
Western Union Co/The 5,528 78
$ 56,826
Electric - 4 .11%
AES Corp/The 11,845 325
Alliant Energy Corp 5,426 293
Ameren Corp 5,572 484
American Electric Power Co Inc 11,231 1,055
Avangrid Inc 1,531 65
Brookfield Renewable Corp 2,760 87
CenterPoint Energy Inc 13,642 411
CMS Energy Corp 6,267 396
Consolidated Edison Inc 7,748 738
Constellation Energy Corp 7,123 608
Dominion Energy Inc 18,125 1,153
DTE Energy Co 188,193 21,900
Duke Energy Corp 16,823 1,723
Edison International 8,141 561
Entergy Corp 4,393 476
Evergy Inc 4,821 302
Eversource Energy 7,529 620
Exelon Corp 21,633 913
FirstEnergy Corp 11,758 481
Hawaiian Electric Industries Inc 2,274 96
IDACORP Inc 1,068 113
NextEra Energy Inc 315,381 23,536
NRG Energy Inc 5,106 175
OGE Energy Corp 4,257 167
PG&E Corp
(d)
36,056 573
Pinnacle West Capital Corp 270,967 20,201
PPL Corp 16,102 477
Public Service Enterprise Group Inc 10,878 674
Sempra Energy 6,872 1,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Southern Co/The 23,758 $ 1,608
Vistra Corp 3,633 84
WEC Energy Group Inc 315,380 29,643
Xcel Energy Inc 11,907 819
$ 111,859
Electrical Components & Equipment - 0 .07%
Acuity Brands Inc 702 132
AMETEK Inc 5,031 729
Emerson Electric Co 8,785 793
Littelfuse Inc 529 136
$ 1,790
Electronics - 1 .85%
Agilent Technologies Inc 665 101
Allegion plc 392 46
Amphenol Corp 3,119 249
Arrow Electronics Inc
(d)
1,273 149
Avnet Inc 1,987 91
Coherent Corp
(d)
2,274 99
Fortive Corp 342,250 23,283
Garmin Ltd 3,336 330
Honeywell International Inc 117,754 24,549
Hubbell Inc 1,161 266
Jabil Inc 547 43
Keysight Technologies Inc
(d)
288 52
National Instruments Corp 2,460 133
nVent Electric PLC 3,505 139
Sensata Technologies Holding PLC 3,282 167
TD SYNNEX Corp 939 96
Trimble Inc
(d)
5,405 314
Vontier Corp 1,310 30
Woodward Inc 1,302 133
$ 50,270
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,297 408
Plug Power Inc
(d)
5,653 96
Sunrun Inc
(d)
4,481 118
$ 622
Engineering & Construction - 0 .90%
AECOM 275,412 24,035
Jacobs Solutions Inc 2,765 342
MasTec Inc
(d)
1,315 129
TopBuild Corp
(d)
125 25
$ 24,531
Entertainment - 0 .02%
AMC Entertainment Holdings Inc
(e)
11,114 59
Caesars Entertainment Inc
(d)
1,393 73
Live Nation Entertainment Inc
(d)
1,666 134
Madison Square Garden Sports Corp 202 37
Marriott Vacations Worldwide Corp 818 131
Penn Entertainment Inc
(d)
3,469 123
Six Flags Entertainment Corp
(d)
821 22
Vail Resorts Inc 54 14
$ 593
Environmental Control - 0 .04%
Clean Harbors Inc
(d)
1,089 142
Pentair PLC 3,513 195
Republic Services Inc 4,179 522
Stericycle Inc
(d)
1,938 104
Tetra Tech Inc 676 105
Waste Management Inc 564 87
$ 1,155
Food - 1 .11%
Albertsons Cos Inc 3,671 78
Campbell Soup Co 4,194 218
Conagra Brands Inc 10,191 379
Flowers Foods Inc 3,964 110
General Mills Inc 12,977 1,017
Grocery Outlet Holding Corp
(d)
1,839 56

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Hershey Co/The 436 $ 98
Hormel Foods Corp 6,205 281
Ingredion Inc 1,425 146
J M Smucker Co/The 2,247 343
Kellogg Co 2,468 169
Kraft Heinz Co/The 15,137 614
Kroger Co/The 14,202 634
McCormick & Co Inc/MD 308,796 23,197
Mondelez International Inc 29,792 1,950
Performance Food Group Co
(d)
2,272 139
Pilgrim's Pride Corp
(d)
627 15
Post Holdings Inc
(d)
1,202 114
Seaboard Corp 7 27
Tyson Foods Inc 6,166 405
US Foods Holding Corp
(d)
4,402 168
$ 30,158
Forest Products & Paper - 0 .01%
International Paper Co 7,755 324
Gas - 0 .03%
Atmos Energy Corp 3,025 355
National Fuel Gas Co 1,742 101
NiSource Inc 8,713 242
UGI Corp 4,489 179
$ 877
Hand & Machine Tools - 0 .67%
MSA Safety Inc 488 67
Regal Rexnord Corp 1,447 201
Snap-on Inc 1,138 283
Stanley Black & Decker Inc 199,689 17,834
$ 18,385
Healthcare - Products - 2 .67%
10X Genomics Inc
(d)
242 11
Abbott Laboratories 32,522 3,595
Align Technology Inc
(d)
422 114
Avantor Inc
(d)
932 22
Azenta Inc
(d)
1,599 90
Baxter International Inc 9,202 421
Boston Scientific Corp
(d)
31,175 1,442
Cooper Cos Inc/The 1,050 366
Danaher Corp 138,000 36,484
DENTSPLY SIRONA Inc 4,581 169
Envista Holdings Corp
(d)
3,626 141
Exact Sciences Corp
(d)
3,096 209
GE HealthCare Technologies Inc
(d)
7,528 523
Globus Medical Inc
(d)
1,574 119
Hologic Inc
(d)
5,325 433
ICU Medical Inc
(d)
353 68
Integra LifeSciences Holdings Corp
(d)
1,515 87
Intuitive Surgical Inc
(d)
610 150
Masimo Corp
(d)
252 43
Medtronic PLC 251,994 21,089
Natera Inc
(d)
150 7
PerkinElmer Inc 2,730 376
QIAGEN NV
(d)
4,909 241
QuidelOrtho Corp
(d)
1,067 91
Repligen Corp
(d)
341 63
STERIS PLC 2,179 450
Stryker Corp 3,570 906
Tandem Diabetes Care Inc
(d)
123 5
Teleflex Inc 1,013 247
Thermo Fisher Scientific Inc 7,507 4,282
Zimmer Biomet Holdings Inc 4,542 578
$ 72,822
Healthcare - Services - 4 .20%
Acadia Healthcare Co Inc
(d)
1,924 162
agilon health Inc
(d)
144 3
Amedisys Inc
(d)
688 67
Catalent Inc
(d)
2,660 142
Centene Corp
(d)
12,380 944
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Charles River Laboratories International Inc
(d)
79 $ 19
Chemed Corp 205 104
Elevance Health Inc 74,875 37,436
Encompass Health Corp 2,117 132
Enhabit Inc
(d)
1,112 17
Ginkgo Bioworks Holdings Inc
(d)
13,969 27
HCA Healthcare Inc 49,176 12,544
Humana Inc 808 413
Laboratory Corp of America Holdings 1,935 488
Molina Healthcare Inc
(d)
280 87
Oak Street Health Inc
(d)
2,518 73
Quest Diagnostics Inc 2,480 368
Signify Health Inc
(d)
1,671 48
Syneos Health Inc
(d)
1,872 67
Teladoc Health Inc
(d)
3,187 94
Tenet Healthcare Corp
(d)
2,297 126
UnitedHealth Group Inc 121,818 60,811
Universal Health Services Inc 1,357 201
$ 114,373
Home Builders - 0 .05%
DR Horton Inc 3,327 328
Lennar Corp - A Shares 5,506 564
Lennar Corp - B Shares 369 32
NVR Inc
(d)
19 100
PulteGroup Inc 3,015 172
Thor Industries Inc 1,143 109
Toll Brothers Inc 1,146 68
$ 1,373
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,350 107
Leggett & Platt Inc 2,808 103
Tempur Sealy International Inc 3,704 151
Whirlpool Corp 1,172 182
$ 543
Housewares - 0 .01%
Newell Brands Inc 8,013 128
Scotts Miracle-Gro Co/The 571 41
$ 169
Insurance - 6 .01%
Aflac Inc 13,463 990
Allstate Corp/The 140,195 18,011
American Financial Group Inc/OH 1,446 206
American International Group Inc 765,457 48,392
Aon PLC 264 84
Arch Capital Group Ltd
(d)
5,267 339
Arthur J Gallagher & Co 147,545 28,878
Assurant Inc 1,097 145
Assured Guaranty Ltd 1,331 83
Axis Capital Holdings Ltd 1,628 102
Berkshire Hathaway Inc - Class B
(d)
109,353 34,065
Brighthouse Financial Inc
(d)
1,499 84
Brown & Brown Inc 4,728 277
Chubb Ltd 9,060 2,061
Cincinnati Financial Corp 3,368 381
CNA Financial Corp 686 30
Corebridge Financial Inc 1,753 38
Equitable Holdings Inc 8,135 261
Erie Indemnity Co 139 34
Everest Re Group Ltd 583 204
F&G Annuities & Life Inc 441 10
Fidelity National Financial Inc 5,755 253
First American Financial Corp 2,203 136
Globe Life Inc 1,958 237
Hanover Insurance Group Inc/The 765 103
Hartford Financial Services Group Inc/The 6,933 538
Kemper Corp 1,398 82
Lincoln National Corp 2,940 104
Loews Corp 4,290 264
Markel Corp
(d)
225 317

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 1,161 $ 203
MetLife Inc 14,433 1,054
MGIC Investment Corp 6,741 95
Old Republic International Corp 6,292 166
Primerica Inc 822 133
Progressive Corp/The 1,643 224
Prudential Financial Inc 8,042 844
Reinsurance Group of America Inc 1,439 218
RenaissanceRe Holdings Ltd 425 83
Travelers Cos Inc/The 5,111 977
Unum Group 4,331 182
Voya Financial Inc 2,128 149
W R Berkley Corp 4,455 313
White Mountains Insurance Group Ltd 61 93
Willis Towers Watson PLC 87,603 22,268
$ 163,711
Internet - 1 .30%
Alphabet Inc - A Shares
(d)
236,934 23,419
Alphabet Inc - C Shares
(d)
15,155 1,513
DoorDash Inc - Class A
(d)
619 36
eBay Inc 10,417 516
F5 Inc
(d)
1,306 193
Gen Digital Inc 7,846 180
GoDaddy Inc
(d)
2,945 242
IAC Inc
(d)
1,716 97
Lyft Inc
(d)
1,388 22
Match Group Inc
(d)
405 22
Meta Platforms Inc
(d)
38,660 5,759
Netflix Inc
(d)
5,251 1,858
Okta Inc
(d)
2,812 207
Opendoor Technologies Inc
(d)
8,333 18
Pinterest Inc
(d)
10,043 264
Robinhood Markets Inc
(d)
12,003 125
Roku Inc
(d)
1,856 107
TripAdvisor Inc
(d)
2,027 47
Uber Technologies Inc
(d)
5,483 170
VeriSign Inc
(d)
1,827 398
Wayfair Inc
(d),(e)
607 37
Wix.com Ltd
(d)
254 22
Zillow Group Inc - A Shares
(d)
1,180 51
Zillow Group Inc - C Shares
(d)
3,329 147
$ 35,450
Investment Companies - 0 .00%
Vitesse Energy Inc 521 8
Iron & Steel - 0 .08%
Cleveland-Cliffs Inc
(d)
11,220 240
Nucor Corp 5,600 946
Reliance Steel & Aluminum Co 1,277 290
Steel Dynamics Inc 3,635 439
United States Steel Corp 5,147 147
$ 2,062
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,363 115
Carnival Corp
(d)
21,143 229
Harley-Davidson Inc 2,909 134
Norwegian Cruise Line Holdings Ltd
(d)
8,243 125
Peloton Interactive Inc
(d)
6,431 83
Planet Fitness Inc
(d)
478 40
Polaris Inc 314 36
Royal Caribbean Cruises Ltd
(d)
4,768 310
$ 1,072
Lodging - 1 .35%
Boyd Gaming Corp 1,732 108
Hilton Worldwide Holdings Inc 1,643 238
Hyatt Hotels Corp
(d)
1,043 114
Las Vegas Sands Corp
(d)
604,871 35,688
MGM Resorts International 7,005 290
Travel + Leisure Co 514 22
Wyndham Hotels & Resorts Inc 597 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Wynn Resorts Ltd
(d)
2,007 $ 208
$ 36,714
Machinery - Construction & Mining - 0 .82%
BWX Technologies Inc 1,202 73
Caterpillar Inc 1,469 371
Oshkosh Corp 1,438 145
Vertiv Holdings Co 1,528,437 21,734
$ 22,323
Machinery - Diversified - 1 .02%
AGCO Corp 1,185 164
Cognex Corp 287 16
Crane Holdings Co 1,044 121
Deere & Co 56,333 23,820
Dover Corp 3,060 464
Enovis Corp
(d)
1,045 66
Esab Corp 1,045 60
Flowserve Corp 2,769 95
Gates Industrial Corp PLC
(d)
2,135 28
Graco Inc 1,139 78
IDEX Corp 1,351 324
Ingersoll Rand Inc 8,880 497
Middleby Corp/The
(d)
1,092 170
Nordson Corp 960 233
Otis Worldwide Corp 8,046 662
Rockwell Automation Inc 818 231
Westinghouse Air Brake Technologies Corp 3,918 407
Xylem Inc/NY 3,332 346
$ 27,782
Media - 1 .24%
Altice USA Inc
(d)
4,460 22
Cable One Inc 53 42
Comcast Corp - Class A 701,918 27,620
DISH Network Corp
(d)
5,236 75
Fox Corp - A Shares 6,562 223
Fox Corp - B Shares 3,109 99
Liberty Broadband Corp - A Shares
(d)
238 21
Liberty Broadband Corp - C Shares
(d)
1,395 125
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
402 26
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,856 273
Liberty Media Corp-Liberty SiriusXM - A Shares 1,171 48
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,417 97
New York Times Co/The 3,462 121
News Corp - A Shares 8,268 167
News Corp - B Shares 2,727 56
Nexstar Media Group Inc 721 148
Paramount Global - Class A
(e)
241 6
Paramount Global - Class B 12,485 289
Sirius XM Holdings Inc
(e)
15,296 89
Walt Disney Co/The
(d)
37,144 4,030
Warner Bros Discovery Inc
(d)
13,584 201
$ 33,778
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,343 111
Valmont Industries Inc 391 129
$ 240
Mining - 0 .10%
Alcoa Corp 3,934 206
Freeport-McMoRan Inc 31,119 1,389
Newmont Corp 17,353 918
Royal Gold Inc 1,324 168
Southern Copper Corp 628 47
SSR Mining Inc 4,586 78
$ 2,806

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .28%
3M Co 12,047 $ 1,386
A O Smith Corp 2,105 142
Axon Enterprise Inc
(d)
327 64
Carlisle Cos Inc 174 44
Donaldson Co Inc 2,220 138
Eaton Corp PLC 179,783 29,163
General Electric Co 22,587 1,818
Illinois Tool Works Inc 683 161
ITT Inc 1,835 168
Parker-Hannifin Corp 2,143 699
Teledyne Technologies Inc
(d)
1,002 425
Textron Inc 4,554 332
Trane Technologies PLC 2,116 379
$ 34,919
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
666 211
Oil & Gas - 8 .51%
Antero Resources Corp
(d)
2,216 64
APA Corp 7,089 314
Chesapeake Energy Corp 2,645 229
Chevron Corp 199,673 34,747
ConocoPhillips 203,651 24,819
Coterra Energy Inc 14,405 361
Devon Energy Corp 7,280 460
Diamondback Energy Inc 1,644 240
EOG Resources Inc 168,490 22,283
EQT Corp 7,977 261
Exxon Mobil Corp 89,923 10,432
Hess Corp 276,457 41,512
HF Sinclair Corp 2,946 168
Marathon Oil Corp 13,834 380
Marathon Petroleum Corp 10,223 1,314
Occidental Petroleum Corp 3,083 200
Ovintiv Inc 1,608 79
PDC Energy Inc 947 64
Phillips 66 392,150 39,321
Pioneer Natural Resources Co 115,871 26,691
Range Resources Corp 1,750 44
Southwestern Energy Co
(d)
22,329 123
Valero Energy Corp 197,666 27,679
$ 231,785
Oil & Gas Services - 1 .51%
Baker Hughes Co 20,580 653
Halliburton Co 659,585 27,189
NOV Inc 8,471 207
Schlumberger Ltd 229,546 13,079
$ 41,128
Packaging & Containers - 0 .06%
Amcor PLC 32,472 392
AptarGroup Inc 1,454 168
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 2,575 15
Ball Corp 4,089 238
Berry Global Group Inc 1,458 90
Crown Holdings Inc 301 27
Graphic Packaging Holding Co 1,513 36
Packaging Corp of America 1,993 284
Silgan Holdings Inc 1,760 95
Sonoco Products Co 2,130 130
Westrock Co 5,565 218
$ 1,693
Pharmaceuticals - 7 .10%
Becton Dickinson and Co 114,031 28,761
Bristol-Myers Squibb Co 46,534 3,381
Cardinal Health Inc 5,722 442
Cigna Corp 5,495 1,740
CVS Health Corp 286,265 25,254
Elanco Animal Health Inc
(d)
9,637 132
Eli Lilly & Co 3,425 1,179
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Henry Schein Inc
(d)
2,967 $ 256
Jazz Pharmaceuticals PLC
(d)
1,327 208
Johnson & Johnson 279,950 45,750
McKesson Corp 31,383 11,884
Merck & Co Inc 403,266 43,314
Organon & Co 5,500 166
Perrigo Co PLC 665,784 24,914
Pfizer Inc 123,383 5,448
Premier Inc 2,589 86
Viatris Inc 26,224 319
$ 193,234
Pipelines - 0 .10%
Antero Midstream Corp 7,027 77
Cheniere Energy Inc 2,301 351
DT Midstream Inc 2,074 113
Kinder Morgan Inc 43,504 796
ONEOK Inc 8,538 585
Williams Cos Inc/The 26,608 858
$ 2,780
Private Equity - 0 .03%
Carlyle Group Inc/The 4,479 161
KKR & Co Inc 12,386 691
$ 852
Real Estate - 0 .02%
CBRE Group Inc
(d)
3,580 306
Howard Hughes Corp/The
(d)
808 69
Jones Lang LaSalle Inc
(d)
1,044 193
WeWork Inc
(d),(e)
3,349 6
$ 574
REITs - 4 .26%
AGNC Investment Corp 12,543 146
Alexandria Real Estate Equities Inc 152,987 24,591
American Homes 4 Rent 6,643 228
American Tower Corp 2,342 523
Americold Realty Trust Inc 5,876 185
Annaly Capital Management Inc 10,220 240
Apartment Income REIT Corp 3,120 119
AvalonBay Communities Inc 3,022 536
Boston Properties Inc 3,391 253
Brixmor Property Group Inc 6,563 154
Camden Property Trust 2,055 253
Cousins Properties Inc 3,148 86
CubeSmart 4,828 221
Digital Realty Trust Inc 6,263 718
Douglas Emmett Inc 3,540 59
EastGroup Properties Inc 887 149
EPR Properties 1,605 68
Equinix Inc 497 367
Equity LifeStyle Properties Inc 1,486 107
Equity Residential 8,018 510
Essex Property Trust Inc 1,406 318
Extra Space Storage Inc 2,554 403
Federal Realty Investment Trust 1,733 193
First Industrial Realty Trust Inc 2,867 153
Gaming and Leisure Properties Inc 5,318 285
Healthcare Realty Trust Inc 8,198 177
Healthpeak Properties Inc 11,673 321
Highwoods Properties Inc 2,190 67
Host Hotels & Resorts Inc 15,326 289
Hudson Pacific Properties Inc 3,285 37
Invitation Homes Inc 13,214 430
Iron Mountain Inc 1,567 86
JBG SMITH Properties 2,338 47
Kilroy Realty Corp 2,443 100
Kimco Realty Corp 13,083 294
Lamar Advertising Co 257 27
Life Storage Inc 1,835 198
Medical Properties Trust Inc 12,854 167
Mid-America Apartment Communities Inc 2,483 414

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
National Retail Properties Inc 3,893 $ 184
National Storage Affiliates Trust 1,834 75
Omega Healthcare Investors Inc 5,124 151
Park Hotels & Resorts Inc 4,934 73
Prologis Inc 162,905 21,060
Public Storage 698 212
Rayonier Inc 3,103 113
Realty Income Corp 13,702 929
Regency Centers Corp 3,708 247
Rexford Industrial Realty Inc 4,009 254
Rithm Capital Corp 9,101 86
SBA Communications Corp 1,783 531
Simon Property Group Inc 3,635 467
SL Green Realty Corp 1,414 58
Spirit Realty Capital Inc 3,037 133
Starwood Property Trust Inc 6,320 132
STORE Capital Corp 5,485 177
Sun Communities Inc 2,655 417
UDR Inc 7,052 300
Ventas Inc 8,644 448
VICI Properties Inc 1,595,353 54,529
Vornado Realty Trust 3,736 91
Welltower Inc 10,328 775
Weyerhaeuser Co 16,121 555
WP Carey Inc 4,501 385
$ 115,901
Retail - 7 .04%
Advance Auto Parts Inc 146,529 22,313
AutoNation Inc
(d)
738 94
AutoZone Inc
(d)
40 98
Bath & Body Works Inc 4,988 230
Best Buy Co Inc 2,989 265
BJ's Wholesale Club Holdings Inc
(d)
1,068 77
Burlington Stores Inc
(d)
102 23
CarMax Inc
(d)
3,070 216
Casey's General Stores Inc 800 189
Darden Restaurants Inc 726 107
Dick's Sporting Goods Inc 1,200 157
Dollar General Corp 173,329 40,489
Dollar Tree Inc
(d)
3,174 477
Domino's Pizza Inc 65,892 23,260
Freshpet Inc
(d)
430 27
GameStop Corp
(d),(e)
5,803 127
Gap Inc/The 4,517 61
Genuine Parts Co 2,760 463
Home Depot Inc/The 78,736 25,524
Kohl's Corp 2,536 82
Leslie's Inc
(d)
355 6
Lithia Motors Inc 57,814 15,216
Lowe's Cos Inc 1,862 388
Macy's Inc 5,893 139
McDonald's Corp 12,224 3,269
MSC Industrial Direct Co Inc 1,010 84
Nordstrom Inc
(e)
494 10
Ollie's Bargain Outlet Holdings Inc
(d)
1,281 70
O'Reilly Automotive Inc
(d)
27,406 21,715
Penske Automotive Group Inc 592 76
Petco Health & Wellness Co Inc
(d)
1,825 21
RH
(d)
279 87
Ross Stores Inc 4,303 509
Starbucks Corp 16,035 1,750
Target Corp 4,545 782
Victoria's Secret & Co
(d)
535 23
Walgreens Boots Alliance Inc 15,538 573
Walmart Inc 221,737 31,902
Williams-Sonoma Inc 312 42
Yum! Brands Inc 5,451 711
$ 191,652
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .01%
New York Community Bancorp Inc 14,496 $ 145
TFS Financial Corp 1,226 17
$ 162
Semiconductors - 4 .06%
Advanced Micro Devices Inc
(d)
7,420 558
Analog Devices Inc 8,959 1,536
ASML Holding NV - NY Reg Shares 35,212 23,269
Broadcom Inc 52,092 30,474
Cirrus Logic Inc
(d)
1,237 112
GLOBALFOUNDRIES Inc
(d),(e)
1,021 61
Intel Corp 89,516 2,530
IPG Photonics Corp
(d)
748 84
Marvell Technology Inc 18,531 800
Microchip Technology Inc 373,544 28,995
Micron Technology Inc 19,241 1,160
MKS Instruments Inc 1,267 130
ON Semiconductor Corp
(d)
3,532 259
Qorvo Inc
(d)
2,250 244
QUALCOMM Inc 140,466 18,711
Skyworks Solutions Inc 3,479 382
Teradyne Inc 318 32
Texas Instruments Inc 6,248 1,107
Wolfspeed Inc
(d)
2,687 207
$ 110,651
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 663 146
Software - 4 .27%
Activision Blizzard Inc 16,968 1,299
Akamai Technologies Inc
(d)
3,431 305
ANSYS Inc
(d)
891 237
Bill.com Holdings Inc
(d)
2,159 250
Black Knight Inc
(d)
3,032 184
Broadridge Financial Solutions Inc 237 36
CCC Intelligent Solutions Holdings Inc
(d)
2,341 22
Ceridian HCM Holding Inc
(d)
2,398 173
Concentrix Corp 938 133
Coupa Software Inc
(d)
719 57
Definitive Healthcare Corp
(d)
191 2
DoubleVerify Holdings Inc
(d)
166 5
Doximity Inc
(d)
1,272 45
Dropbox Inc - A Shares
(d)
488 11
Electronic Arts Inc 154,541 19,887
Fidelity National Information Services Inc 420,740 31,573
Fiserv Inc
(d)
11,661 1,244
Guidewire Software Inc
(d)
1,765 129
Informatica Inc
(d)
720 13
Jamf Holding Corp
(d)
230 5
Manhattan Associates Inc
(d)
519 68
Microsoft Corp 144,397 35,783
MSCI Inc 423 225
nCino Inc
(d)
1,224 35
Nutanix Inc
(d)
2,402 67
Oracle Corp 217,909 19,276
Paycor HCM Inc
(d)
1,196 30
Playtika Holding Corp
(d)
277 3
Procore Technologies Inc
(d)
392 22
Roper Technologies Inc 2,308 985
Salesforce Inc
(d)
16,528 2,776
SentinelOne Inc
(d)
1,154 17
Snowflake Inc - Class A
(d)
436 68
SS&C Technologies Holdings Inc 4,830 291
Take-Two Interactive Software Inc
(d)
587 66
Teradata Corp
(d)
1,030 36
Twilio Inc
(d)
2,309 138
Tyler Technologies Inc
(d)
120 39
UiPath Inc
(d)
7,328 113
Unity Software Inc
(d),(e)
1,772 63
VMware Inc
(d)
2,369 290

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zoom Video Communications Inc
(d)
2,709 $ 203
$ 116,204
Telecommunications - 3 .27%
AT&T Inc 1,875,756 38,209
Ciena Corp
(d)
3,252 169
Cisco Systems Inc 89,795 4,370
Corning Inc 15,385 532
Frontier Communications Parent Inc
(d)
5,298 157
Juniper Networks Inc 7,010 226
Lumen Technologies Inc 22,205 117
Motorola Solutions Inc 88,147 22,655
T-Mobile US Inc
(d)
125,525 18,742
Ubiquiti Inc 71 21
Verizon Communications Inc 91,865 3,819
Viasat Inc
(d)
1,563 54
$ 89,071
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,886 171
Mattel Inc
(d)
3,938 80
$ 251
Transportation - 2 .49%
CH Robinson Worldwide Inc 1,854 186
CSX Corp 34,349 1,062
Expeditors International of Washington Inc 2,395 259
FedEx Corp 5,245 1,017
JB Hunt Transport Services Inc 190,125 35,943
Kirby Corp
(d)
1,280 90
Knight-Swift Transportation Holdings Inc 3,385 200
Landstar System Inc 114 20
Norfolk Southern Corp 5,049 1,241
RXO Inc
(d)
2,044 37
Ryder System Inc 1,068 101
Schneider National Inc 1,231 33
Union Pacific Corp 133,286 27,216
United Parcel Service Inc 1,717 318
XPO Inc
(d)
2,044 81
$ 67,804
Water - 0 .03%
American Water Works Co Inc 3,974 622
Essential Utilities Inc 5,008 234
$ 856
TOTAL COMMON STOCKS $ 2,647,577
Total Investments $ 2,724,214
Other Assets and Liabilities -  (0.05)% (1,394)
TOTAL NET ASSETS - 100.00% $ 2,722,820
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $904 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $914 or 0.03% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 21 .96%
Financial 21 .48%
Energy 10 .14%
Technology 10 .01%
Industrial 9 .71%
Consumer, Cyclical 9 .64%
Communications 5 .84%
Basic Materials 4 .29%
Utilities 4 .17%
Money Market Funds 2 .39%
Investment Companies 0 .42%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 144,586 $ 80,471 $ 64,115
Principal Government Money Market Fund - Institutional Class 4.19% 99,651 108,848 208,499 —
$ 99,651 $ 253,434 $ 288,970 $ 64,115
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 446 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 391 — — —
$ 837 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Value Fund III
January 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 22 $ 4,499 $ 219
Total $ 219
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .05 % Shares Held Value (000's)
Money Market Funds - 0 .05%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
1,051 $ 1
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
9,356,160 9,356
$ 9,357
TOTAL INVESTMENT COMPANIES $ 9,357
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 9 .35%
HEICO Corp - Class A 5,669,457 $ 757,893
TransDigm Group Inc 1,464,321 1,051,016
$ 1,808,909
Banks - 0 .76%
First Republic Bank/CA 1,042,626 146,885
Beverages - 0 .07%
Brown-Forman Corp - B Shares 212,923 14,176
Building Materials - 4 .67%
Martin Marietta Materials Inc 669,042 240,614
Summit Materials Inc
(d)
2,529,939 83,134
Vulcan Materials Co 3,163,632 579,989
$ 903,737
Chemicals - 1 .09%
Air Products and Chemicals Inc 415,682 133,230
Perimeter Solutions SA
(c),(d)
8,103,363 75,362
Perimeter Solutions SA - Warrants
(d)
2,883,826 1,413
$ 210,005
Commercial Services - 8 .92%
CoStar Group Inc
(d)
10,570,288 823,425
Gartner Inc
(d)
718,101 242,819
Moody's Corp 876,991 283,049
TransUnion 2,743,222 196,826
Verisk Analytics Inc 988,698 179,735
$ 1,725,854
Distribution & Wholesale - 5 .91%
Copart Inc
(d)
13,001,398 866,023
Fastenal Co 5,483,094 277,170
$ 1,143,193
Diversified Financial Services - 1 .38%
Brookfield Asset Management Ltd 5,286,879 172,617
Brookfield Reinsurance Ltd
(d)
157,227 5,838
Credit Acceptance Corp
(d)
191,385 88,542
$ 266,997
Electric - 3 .40%
Brookfield Infrastructure Partners LP 12,265,035 433,446
Brookfield Renewable Corp 2,135,650 67,316
Brookfield Renewable Partners LP 5,398,087 157,354
$ 658,116
Electronics - 2 .39%
Agilent Technologies Inc 2,081,022 316,482
Mettler-Toledo International Inc
(d)
95,239 145,994
$ 462,476
Entertainment - 3 .77%
Live Nation Entertainment Inc
(d)
5,186,029 417,424
Vail Resorts Inc 1,184,148 310,649
$ 728,073
Healthcare - Products - 0 .96%
IDEXX Laboratories Inc
(d)
388,017 186,442
Home Builders - 1 .82%
Lennar Corp - A Shares 1,252,431 128,249
Lennar Corp - B Shares 38,859 3,356
NVR Inc
(d)
41,924 220,939
$ 352,544
Insurance - 9 .73%
Aon PLC 500,242 159,417
Arch Capital Group Ltd
(d)
4,407,054 283,594
Brown & Brown Inc 8,214,701 481,053
F&G Annuities & Life Inc 63,059 1,353
Fidelity National Financial Inc 894,155 39,370
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
(d)
433,408 $ 610,663
Progressive Corp/The 2,252,319 307,104
$ 1,882,554
Internet - 2 .68%
VeriSign Inc
(d)
1,751,800 381,980
Wix.com Ltd
(d)
1,556,648 135,397
$ 517,377
Lodging - 4 .75%
Hilton Worldwide Holdings Inc 5,045,095 731,993
Hyatt Hotels Corp
(d)
1,702,849 185,815
$ 917,808
Machinery - Diversified - 0 .58%
Cognex Corp 979,442 53,615
Enovis Corp
(d)
490,793 30,895
Esab Corp 476,510 27,547
$ 112,057
Media - 1 .74%
Liberty Broadband Corp - A Shares
(d)
176,613 15,828
Liberty Broadband Corp - C Shares
(d)
182,499 16,385
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
526,842 33,549
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,833,216 271,392
$ 337,154
Private Equity - 8 .62%
Ares Management Corp 1,280,571 106,275
Brookfield Corp 21,438,095 797,497
KKR & Co Inc 11,559,579 645,140
Onex Corp 2,304,291 118,844
$ 1,667,756
Real Estate - 2 .52%
CBRE Group Inc
(d)
3,906,698 334,062
Howard Hughes Corp/The
(d)
1,603,964 137,123
Kennedy-Wilson Holdings Inc 867,228 15,506
$ 486,691
REITs - 2 .82%
SBA Communications Corp 1,832,003 545,076
Retail - 10 .58%
CarMax Inc
(d)
6,507,897 458,481
Dollar General Corp 1,209,696 282,585
Domino's Pizza Inc 1,181,899 417,210
O'Reilly Automotive Inc
(d)
1,022,401 810,100
Ross Stores Inc 660,588 78,075
$ 2,046,451
Semiconductors - 1 .72%
Microchip Technology Inc 4,276,310 331,927
Software - 9 .78%
ANSYS Inc
(d)
380,133 101,252
Autodesk Inc
(d)
1,701,513 366,097
Black Knight Inc
(d)
4,964,990 300,829
Constellation Software Inc/Canada 82,765 145,703
Guidewire Software Inc
(d)
487,057 35,672
MSCI Inc 277,906 147,724
Roper Technologies Inc 1,197,145 510,882
Tyler Technologies Inc
(d)
880,753 284,281
$ 1,892,440
TOTAL COMMON STOCKS $ 19,344,698
Total Investments $ 19,354,055
Other Assets and Liabilities -  (0.06)% (11,536)
TOTAL NET ASSETS - 100.00% $ 19,342,519

Schedule of Investments
MidCap Fund
January 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .83%
Financial 25 .83%
Industrial 16 .99%
Technology 11 .50%
Consumer, Non-cyclical 9 .95%
Communications 4 .42%
Utilities 3 .40%
Basic Materials 1 .09%
Money Market Funds 0 .05%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Perimeter Solutions SA $ 64,746 $ — $ — $ 75,362
Principal Government Money Market Fund - Class R-6 4.25% — 182,995 173,639 9,356
Principal Government Money Market Fund - Institutional Class 4.19% 1 26,790 26,791 —
$ 64,747 $ 209,785 $ 200,430 $ 84,718
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ — $ — $ 10,616
Principal Government Money Market Fund - Class R-6 4.25% 137 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 12 — — —
$ 149 $ — $ — $ 10,616
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .44 % Shares Held Value (000's)
Money Market Funds - 3 .44%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
1,570,412 $ 1,571
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
6,544,346 6,544
$ 8,115
TOTAL INVESTMENT COMPANIES $ 8,115
COMMON STOCKS - 98 .35 % Shares Held Value (000's)
Advertising - 2 .08%
Trade Desk Inc/The
(d)
96,346 $ 4,885
Apparel - 1 .38%
Deckers Outdoor Corp
(d)
7,626 3,260
Automobile Parts & Equipment - 4 .75%
Mobileye Global Inc
(d),(e)
201,304 7,770
Visteon Corp
(d)
21,838 3,414
$ 11,184
Banks - 0 .57%
SVB Financial Group
(d)
4,419 1,336
Beverages - 5 .06%
Celsius Holdings Inc
(d)
50,869 5,103
Monster Beverage Corp
(d)
65,408 6,808
$ 11,911
Biotechnology - 8 .45%
Argenx SE ADR
(d)
16,132 6,166
Corteva Inc 73,570 4,742
Seagen Inc
(d)
17,289 2,412
United Therapeutics Corp
(d)
25,026 6,586
$ 19,906
Building Materials - 3 .29%
AZEK Co Inc/The
(d)
127,170 3,069
Vulcan Materials Co 25,513 4,677
$ 7,746
Chemicals - 1 .34%
FMC Corp 23,704 3,156
Commercial Services - 8 .60%
Block Inc
(d)
35,777 2,924
Cintas Corp 9,402 4,172
MarketAxess Holdings Inc 9,163 3,334
Quanta Services Inc 35,590 5,416
United Rentals Inc 9,985 4,403
$ 20,249
Computers - 0 .65%
Crowdstrike Holdings Inc
(d)
14,404 1,525
Diversified Financial Services - 3 .79%
Ameriprise Financial Inc 13,252 4,640
Interactive Brokers Group Inc - A Shares 53,712 4,294
$ 8,934
Electronics - 4 .46%
Agilent Technologies Inc 36,278 5,517
Keysight Technologies Inc
(d)
27,840 4,993
$ 10,510
Energy - Alternate Sources - 1 .49%
First Solar Inc
(d)
19,744 3,507
Food - 1 .54%
Lamb Weston Holdings Inc 36,293 3,625
Hand & Machine Tools - 1 .30%
Lincoln Electric Holdings Inc 18,296 3,053
Healthcare - Products - 6 .32%
Exact Sciences Corp
(d)
86,792 5,860
Inspire Medical Systems Inc
(d)
18,063 4,571
Insulet Corp
(d)
15,524 4,461
$ 14,892
Healthcare - Services - 2 .23%
Acadia Healthcare Co Inc
(d)
26,748 2,248
Charles River Laboratories International Inc
(d)
12,301 2,992
$ 5,240
Home Builders - 1 .97%
DR Horton Inc 46,957 4,634
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 6 .58%
Etsy Inc
(d)
38,499 $ 5,297
Pinterest Inc
(d)
146,507 3,852
Shopify Inc
(d)
80,726 3,977
Zillow Group Inc - A Shares
(d)
54,853 2,356
$ 15,482
Lodging - 1 .26%
Las Vegas Sands Corp
(d)
50,402 2,974
Metal Fabrication & Hardware - 1 .10%
RBC Bearings Inc
(d)
10,644 2,597
Oil & Gas - 3 .17%
Chesapeake Energy Corp 29,184 2,531
Matador Resources Co 74,510 4,929
$ 7,460
Pharmaceuticals - 2 .32%
Dexcom Inc
(d)
51,071 5,469
Retail - 10 .80%
Academy Sports & Outdoors Inc 63,896 3,733
Chipotle Mexican Grill Inc
(d)
1,859 3,061
Five Below Inc
(d)
12,940 2,551
Floor & Decor Holdings Inc
(d)
51,682 4,691
Tractor Supply Co 19,509 4,448
Ulta Beauty Inc
(d)
4,590 2,359
Wingstop Inc 28,885 4,577
$ 25,420
Semiconductors - 3 .73%
Lattice Semiconductor Corp
(d)
53,382 4,046
ON Semiconductor Corp
(d)
64,620 4,746
$ 8,792
Software - 9 .14%
Cadence Design Systems Inc
(d)
20,313 3,714
HubSpot Inc
(d)
6,550 2,273
Manhattan Associates Inc
(d)
31,533 4,110
Procore Technologies Inc
(d)
89,848 5,027
Snowflake Inc - Class A
(d)
22,685 3,549
Synopsys Inc
(d)
8,040 2,844
$ 21,517
Telecommunications - 0 .98%
Motorola Solutions Inc 9,001 2,313
TOTAL COMMON STOCKS $ 231,577
Total Investments $ 239,692
Other Assets and Liabilities -  (1.79)% (4,224)
TOTAL NET ASSETS - 100.00% $ 235,468
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,801 or
2.89% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,094 or 3.01% of net assets.

Schedule of Investments
MidCap Growth Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 34 .52%
Consumer, Cyclical 20 .16%
Technology 13 .52%
Industrial 10 .15%
Communications 9 .64%
Energy 4 .66%
Financial 4 .36%
Money Market Funds 3 .44%
Basic Materials 1 .34%
Other Assets and Liabilities
( 1 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 36,490 $ 29,946 $ 6,544
Principal Government Money Market Fund - Institutional Class 4.19% 11,495 15,496 26,991 —
$ 11,495 $ 51,986 $ 56,937 $ 6,544
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 21 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 29 — — —
$ 50 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .31 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Mid-Cap Growth ETF 38,100 $ 3,463
Money Market Funds - 3 .03%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
2,491,306 2,491
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
34,944,216 34,945
$ 37,436
TOTAL INVESTMENT COMPANIES $ 40,899
COMMON STOCKS - 97 .67 % Shares Held Value (000's)
Advertising - 0 .09%
Trade Desk Inc/The
(d)
20,980 $ 1,064
Aerospace & Defense - 1 .84%
HEICO Corp 78,126 13,356
HEICO Corp - Class A 3,519 470
Howmet Aerospace Inc 1,748 71
L3Harris Technologies Inc 14,999 3,222
Spirit AeroSystems Holdings Inc 4,712 170
TransDigm Group Inc 7,456 5,352
$ 22,641
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
524 35
Airlines - 0 .10%
Delta Air Lines Inc
(d)
30,614 1,197
Apparel - 0 .05%
Deckers Outdoor Corp
(d)
1,107 473
Skechers USA Inc
(d)
960 46
Tapestry Inc 1,563 72
$ 591
Automobile Manufacturers - 0 .02%
Lucid Group Inc
(d),(e)
23,747 278
Automobile Parts & Equipment - 1 .20%
Allison Transmission Holdings Inc 3,483 157
Aptiv PLC
(d)
129,138 14,604
$ 14,761
Banks - 0 .90%
First Citizens BancShares Inc/NC 131 102
Pinnacle Financial Partners Inc 129,522 10,197
Signature Bank/New York NY 149 19
SVB Financial Group
(d)
1,782 539
Western Alliance Bancorp 3,078 232
$ 11,089
Beverages - 1 .39%
Boston Beer Co Inc/The
(d)
22,728 8,832
Brown-Forman Corp - A Shares 1,272 85
Brown-Forman Corp - B Shares 5,136 342
Celsius Holdings Inc
(d)
24,285 2,436
Monster Beverage Corp
(d)
52,806 5,496
$ 17,191
Biotechnology - 1 .98%
Alnylam Pharmaceuticals Inc
(d)
21,284 4,819
Certara Inc
(d)
3,570 69
Corteva Inc 145,849 9,400
Exelixis Inc
(d)
13,020 229
Guardant Health Inc
(d)
4,637 146
Horizon Therapeutics Plc
(d)
9,839 1,080
Incyte Corp
(d)
7,543 642
Ionis Pharmaceuticals Inc
(d)
6,176 246
Maravai LifeSciences Holdings Inc
(d)
5,222 77
Moderna Inc
(d)
9,288 1,635
Novavax Inc
(d),(e)
3,710 40
Sarepta Therapeutics Inc
(d)
4,005 501
Seagen Inc
(d)
39,092 5,453
Ultragenyx Pharmaceutical Inc
(d)
2,475 112
$ 24,449
Building Materials - 1 .59%
Armstrong World Industries Inc 1,266 98
Eagle Materials Inc 1,449 212
Fortune Brands Innovations Inc 53,006 3,420
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Louisiana-Pacific Corp 338 $ 23
Martin Marietta Materials Inc 23,618 8,494
Masco Corp 558 30
Masterbrand Inc
(d)
2,114 19
Trex Co Inc
(d)
127,993 6,747
Vulcan Materials Co 3,087 566
$ 19,609
Chemicals - 1 .05%
Albemarle Corp 36,952 10,400
Axalta Coating Systems Ltd
(d)
2,553 77
CF Industries Holdings Inc 9,358 793
Chemours Co/The 4,321 157
FMC Corp 2,049 273
Mosaic Co/The 2,019 100
PPG Industries Inc 5,979 779
RPM International Inc 309 28
Valvoline Inc 8,416 308
$ 12,915
Commercial Services - 7 .47%
Booz Allen Hamilton Holding Corp 45,818 4,337
Bright Horizons Family Solutions Inc
(d)
771 59
Cintas Corp 3,860 1,713
CoStar Group Inc
(d)
119,291 9,293
Driven Brands Holdings Inc
(d)
162 5
Equifax Inc 2,903 645
Euronet Worldwide Inc
(d)
83,355 9,392
FleetCor Technologies Inc
(d)
26,669 5,569
FTI Consulting Inc
(d)
673 107
Gartner Inc
(d)
3,667 1,240
Global Payments Inc 49,079 5,532
GXO Logistics Inc
(d)
547 29
H&R Block Inc 6,134 239
MarketAxess Holdings Inc 36,173 13,162
Mister Car Wash Inc
(d)
2,709 28
Moody's Corp 21,076 6,802
Morningstar Inc 1,071 260
Paylocity Holding Corp
(d)
1,888 393
Quanta Services Inc 3,711 565
Ritchie Bros Auctioneers Inc
(e)
163,354 9,878
Robert Half International Inc 4,454 374
Rollins Inc 10,210 372
Shift4 Payments Inc
(d)
2,402 154
Toast Inc
(d)
138,745 3,095
TransUnion 88,456 6,347
United Rentals Inc 24,191 10,666
Verisk Analytics Inc 7,423 1,349
WEX Inc
(d)
1,506 278
WillScot Mobile Mini Holdings Corp
(d)
5,173 251
$ 92,134
Computers - 3 .38%
Crowdstrike Holdings Inc
(d)
73,561 7,790
Dell Technologies Inc 1,886 77
EPAM Systems Inc
(d)
33,948 11,293
Fortinet Inc
(d)
110,677 5,793
Genpact Ltd 4,536 214
Globant SA
(d)
56,088 9,096
HP Inc 22,103 644
KBR Inc 4,221 216
NCR Corp
(d)
178,921 4,906
NetApp Inc 10,386 688
Pure Storage Inc
(d)
13,390 387
Thoughtworks Holding Inc
(d)
4,047 44
Zscaler Inc
(d)
4,032 501
$ 41,649
Consumer Products - 0 .13%
Avery Dennison Corp 2,384 452
Church & Dwight Co Inc 5,235 423
Clorox Co/The 4,882 706
$ 1,581

Schedule of Investments
MidCap Growth Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .00%
Olaplex Holdings Inc
(d)
5,895 $ 37
Distribution & Wholesale - 5 .30%
Copart Inc
(d)
209,553 13,958
Core & Main Inc
(d)
1,158 26
Fastenal Co 197,409 9,979
IAA Inc
(d)
5,279 220
Pool Corp 54,114 20,867
SiteOne Landscape Supply Inc
(d)
1,287 195
Watsco Inc 28,371 8,153
WESCO International Inc
(d)
1,121 167
WW Grainger Inc 20,162 11,885
$ 65,450
Diversified Financial Services - 1 .17%
Ameriprise Financial Inc 3,242 1,135
Apollo Global Management Inc 17,612 1,247
Blue Owl Capital Inc 19,782 249
Credit Acceptance Corp
(d),(e)
34 16
LPL Financial Holdings Inc 47,892 11,356
Raymond James Financial Inc 742 84
Rocket Cos Inc
(e)
3,012 28
Tradeweb Markets Inc 3,238 241
Upstart Holdings Inc
(d),(e)
682 13
UWM Holdings Corp
(e)
4,262 19
Western Union Co/The 6,149 87
$ 14,475
Electric - 0 .03%
AES Corp/The 5,716 157
Vistra Corp 10,845 250
$ 407
Electrical Components & Equipment - 0 .52%
ChargePoint Holdings Inc
(d),(e)
12,133 147
Generac Holdings Inc
(d)
49,906 6,019
Universal Display Corp 2,067 274
$ 6,440
Electronics - 2 .75%
Agilent Technologies Inc 12,698 1,931
Allegion plc 3,302 388
Amphenol Corp 21,106 1,683
Arrow Electronics Inc
(d)
162 19
Coherent Corp
(d)
897 39
Jabil Inc 5,125 403
Keysight Technologies Inc
(d)
117,378 21,051
Mettler-Toledo International Inc
(d)
5,420 8,309
National Instruments Corp 808 44
Vontier Corp 4,679 108
$ 33,975
Energy - Alternate Sources - 1 .30%
Enphase Energy Inc
(d)
36,807 8,149
Enviva Inc 1,456 66
Plug Power Inc
(d),(e)
12,282 209
SolarEdge Technologies Inc
(d)
23,959 7,646
$ 16,070
Engineering & Construction - 0 .02%
AECOM 382 33
TopBuild Corp
(d)
1,297 260
$ 293
Entertainment - 1 .48%
Caesars Entertainment Inc
(d)
119,017 6,196
Churchill Downs Inc 1,705 423
DraftKings Inc
(d)
16,957 254
Live Nation Entertainment Inc
(d)
3,725 300
Madison Square Garden Sports Corp 452 82
Six Flags Entertainment Corp
(d)
1,769 48
Vail Resorts Inc 41,531 10,895
$ 18,198
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 1 .17%
Republic Services Inc 628 $ 78
Tetra Tech Inc 1,041 162
Waste Connections Inc 106,862 14,202
$ 14,442
Food - 0 .94%
Grocery Outlet Holding Corp
(d)
331 10
Hershey Co/The 6,047 1,358
Kellogg Co 6,677 458
Lamb Weston Holdings Inc 96,262 9,616
Performance Food Group Co
(d)
2,235 137
Pilgrim's Pride Corp
(d)
1,172 28
$ 11,607
Gas - 0 .00%
National Fuel Gas Co 337 20
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,666 445
MSA Safety Inc 677 92
$ 537
Healthcare - Products - 7 .48%
10X Genomics Inc
(d)
3,925 184
Align Technology Inc
(d)
36,753 9,913
Avantor Inc
(d)
27,112 648
Bio-Techne Corp 53,070 4,227
Bruker Corp 5,123 359
Exact Sciences Corp
(d)
1,505 102
Globus Medical Inc
(d)
26,942 2,034
ICU Medical Inc
(d)
177 34
IDEXX Laboratories Inc
(d)
45,210 21,724
Insulet Corp
(d)
57,322 16,469
Masimo Corp
(d)
1,727 294
Natera Inc
(d)
4,337 186
Novocure Ltd
(d)
4,916 448
Penumbra Inc
(d)
1,696 425
Repligen Corp
(d)
76,881 14,245
ResMed Inc 67,459 15,406
Tandem Diabetes Care Inc
(d)
2,839 116
Waters Corp
(d)
2,823 928
West Pharmaceutical Services Inc 17,140 4,553
$ 92,295
Healthcare - Services - 2 .34%
agilon health Inc
(d)
8,402 183
Catalent Inc
(d)
119,739 6,412
Charles River Laboratories International Inc
(d)
15,131 3,681
Chemed Corp 6,171 3,117
DaVita Inc
(d)
2,658 219
Ginkgo Bioworks Holdings Inc
(d)
8,391 16
ICON PLC
(d)
53,679 12,384
IQVIA Holdings Inc
(d)
8,866 2,034
Molina Healthcare Inc
(d)
2,123 662
Signify Health Inc
(d)
198 6
Sotera Health Co
(d)
4,698 81
Syneos Health Inc
(d)
852 31
Teladoc Health Inc
(d)
734 21
$ 28,847
Home Builders - 0 .86%
DR Horton Inc 98,074 9,679
NVR Inc
(d)
101 532
PulteGroup Inc 4,237 241
Toll Brothers Inc 2,655 158
$ 10,610
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 656 47
Insurance - 0 .81%
Arch Capital Group Ltd
(d)
5,480 353
Arthur J Gallagher & Co 1,129 221
Assurant Inc 154 20
Brown & Brown Inc 854 50
Erie Indemnity Co 882 215

Schedule of Investments
MidCap Growth Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 571 $ 200
Kinsale Capital Group Inc 29,755 8,285
Lincoln National Corp 1,671 59
Markel Corp
(d)
146 206
RenaissanceRe Holdings Ltd 1,121 219
Ryan Specialty Holdings Inc
(d)
3,913 167
$ 9,995
Internet - 2 .23%
CDW Corp/DE 68,780 13,483
DoorDash Inc - Class A
(d)
10,570 612
eBay Inc 3,402 168
Etsy Inc
(d)
5,975 822
Expedia Group Inc
(d)
7,225 826
Gen Digital Inc 9,583 220
GoDaddy Inc
(d)
1,028 84
Lyft Inc
(d)
12,180 198
Match Group Inc
(d)
87,364 4,728
Okta Inc
(d)
965 71
Opendoor Technologies Inc
(d)
6,410 14
Palo Alto Networks Inc
(d)
30,049 4,767
Pinterest Inc
(d)
5,849 154
Roku Inc
(d)
1,612 93
Spotify Technology SA
(d)
6,663 751
TripAdvisor Inc
(d)
419 10
VeriSign Inc
(d)
478 104
Wayfair Inc
(d),(e)
2,356 143
Wix.com Ltd
(d)
2,049 178
Zillow Group Inc - A Shares
(d)
177 8
Zillow Group Inc - C Shares
(d)
465 21
$ 27,455
Leisure Products & Services - 0 .76%
Brunswick Corp/DE 613 52
Norwegian Cruise Line Holdings Ltd
(d)
1,470 22
Planet Fitness Inc
(d)
105,716 8,949
Polaris Inc 1,949 224
YETI Holdings Inc
(d)
4,105 184
$ 9,431
Lodging - 0 .98%
Choice Hotels International Inc 1,538 189
Hilton Worldwide Holdings Inc 9,207 1,336
Hyatt Hotels Corp
(d)
90,488 9,874
Las Vegas Sands Corp
(d)
5,872 346
Travel + Leisure Co 2,742 116
Wyndham Hotels & Resorts Inc 2,878 223
Wynn Resorts Ltd
(d)
625 65
$ 12,149
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,694 103
Vertiv Holdings Co 2,279 33
$ 136
Machinery - Diversified - 4 .29%
AGCO Corp 389 54
Chart Industries Inc
(d)
40,883 5,478
Cognex Corp 101,484 5,555
Graco Inc 130,273 8,900
IDEX Corp 50,436 12,088
Ingersoll Rand Inc 191,830 10,743
Middleby Corp/The
(d)
175 27
Nordson Corp 644 157
Otis Worldwide Corp 2,432 200
Rockwell Automation Inc 3,706 1,045
Toro Co/The 4,985 556
Westinghouse Air Brake Technologies Corp 76,561 7,948
Xylem Inc/NY 1,193 124
$ 52,875
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .23%
Cable One Inc 172 $ 136
FactSet Research Systems Inc 1,813 767
Liberty Broadband Corp - A Shares
(d)
406 36
Liberty Broadband Corp - C Shares
(d)
2,650 238
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
120 8
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,068 76
Liberty Media Corp-Liberty SiriusXM - A Shares 992 40
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,047 82
Nexstar Media Group Inc 161 33
Warner Bros Discovery Inc
(d)
82,906 1,229
World Wrestling Entertainment Inc 2,048 173
$ 2,818
Metal Fabrication & Hardware - 1 .57%
Advanced Drainage Systems Inc 90,512 9,127
RBC Bearings Inc
(d)
41,806 10,199
Valmont Industries Inc 138 46
$ 19,372
Mining - 0 .01%
MP Materials Corp
(d)
4,318 140
Royal Gold Inc 203 26
$ 166
Miscellaneous Manufacturers - 0 .22%
A O Smith Corp 1,453 98
Axon Enterprise Inc
(d)
2,487 486
Carlisle Cos Inc 2,071 520
Donaldson Co Inc 985 61
Parker-Hannifin Corp 1,382 451
Trane Technologies PLC 6,382 1,143
$ 2,759
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
1,007 318
Oil & Gas - 1 .49%
Antero Resources Corp
(d)
154,030 4,443
Coterra Energy Inc 6,090 152
Devon Energy Corp 15,205 962
Diamondback Energy Inc 67,562 9,872
Hess Corp 10,537 1,582
Ovintiv Inc 8,471 417
PDC Energy Inc 2,249 152
Range Resources Corp 7,434 186
Southwestern Energy Co
(d)
3,744 21
Texas Pacific Land Corp 274 547
$ 18,334
Oil & Gas Services - 1 .63%
Baker Hughes Co 390,905 12,407
Halliburton Co 186,047 7,669
$ 20,076
Packaging & Containers - 0 .13%
Ardagh Metal Packaging SA 2,469 14
Ball Corp 5,842 340
Berry Global Group Inc 2,878 178
Crown Holdings Inc 4,846 427
Graphic Packaging Holding Co 11,221 270
Sealed Air Corp 6,936 380
$ 1,609
Pharmaceuticals - 2 .52%
AmerisourceBergen Corp 7,415 1,253
Dexcom Inc
(d)
189,145 20,256
McKesson Corp 7,264 2,751
Neurocrine Biosciences Inc
(d)
21,611 2,397
Zoetis Inc 26,662 4,412
$ 31,069

Schedule of Investments
MidCap Growth Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .17%
Cheniere Energy Inc 6,840 $ 1,045
New Fortress Energy Inc 2,630 102
ONEOK Inc 2,390 164
Targa Resources Corp 10,797 810
$ 2,121
Private Equity - 0 .05%
Ares Management Corp 7,328 608
Real Estate - 0 .05%
CBRE Group Inc
(d)
7,352 629
REITs - 1 .07%
Apartment Income REIT Corp 594 23
Camden Property Trust 413 51
Equity LifeStyle Properties Inc 5,181 372
Extra Space Storage Inc 750 118
Iron Mountain Inc 10,334 564
Lamar Advertising Co 3,621 386
SBA Communications Corp 36,135 10,751
Simon Property Group Inc 7,561 971
$ 13,236
Retail - 9 .24%
Advance Auto Parts Inc 229 35
AutoZone Inc
(d)
2,962 7,224
Best Buy Co Inc 2,994 266
BJ's Wholesale Club Holdings Inc
(d)
4,023 291
Burlington Stores Inc
(d)
2,946 677
CarMax Inc
(d)
884 62
Carvana Co
(d),(e)
4,937 50
Casey's General Stores Inc 10,930 2,578
Chipotle Mexican Grill Inc
(d)
12,166 20,030
Darden Restaurants Inc 4,269 632
Dollar Tree Inc
(d)
3,135 471
Domino's Pizza Inc 1,232 435
Five Below Inc
(d)
55,774 10,995
Floor & Decor Holdings Inc
(d)
113,365 10,290
Freshpet Inc
(d)
42,811 2,711
Genuine Parts Co 534 90
Leslie's Inc
(d)
6,705 104
Lululemon Athletica Inc
(d)
37,365 11,467
Nordstrom Inc
(e)
4,550 89
Ollie's Bargain Outlet Holdings Inc
(d)
162 9
O'Reilly Automotive Inc
(d)
14,658 11,614
RH
(d)
341 106
Ross Stores Inc 43,799 5,177
Tractor Supply Co 50,863 11,596
Ulta Beauty Inc
(d)
15,964 8,205
Victoria's Secret & Co
(d)
2,813 118
Wendy's Co/The 8,117 181
Williams-Sonoma Inc 61,492 8,298
Yum! Brands Inc 1,551 202
$ 114,003
Semiconductors - 4 .27%
Allegro MicroSystems Inc
(d)
3,155 121
Entegris Inc 91,333 7,371
GLOBALFOUNDRIES Inc
(d),(e)
729 43
Lattice Semiconductor Corp
(d)
111,598 8,458
Marvell Technology Inc 170,293 7,348
Microchip Technology Inc 21,729 1,687
Monolithic Power Systems Inc 45,788 19,531
ON Semiconductor Corp
(d)
12,941 951
Teradyne Inc 6,787 690
Wolfspeed Inc
(d)
83,397 6,422
$ 52,622
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 411 91
Software - 16 .70%
Alteryx Inc
(d)
2,869 159
ANSYS Inc
(d)
35,354 9,417
AppLovin Corp
(d)
10,412 132
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Aspen Technology Inc
(d)
1,283 $ 255
Bentley Systems Inc 8,024 313
Bill.com Holdings Inc
(d)
51,475 5,952
Black Knight Inc
(d)
683 41
Broadridge Financial Solutions Inc 80,926 12,168
Cadence Design Systems Inc
(d)
84,705 15,487
CCC Intelligent Solutions Holdings Inc
(d)
3,118 29
Ceridian HCM Holding Inc
(d)
1,237 89
Cloudflare Inc
(d)
13,519 715
Confluent Inc
(d)
5,909 136
Coupa Software Inc
(d)
1,990 159
Datadog Inc
(d)
48,642 3,639
Definitive Healthcare Corp
(d)
846 10
DocuSign Inc
(d)
9,441 572
DoubleVerify Holdings Inc
(d)
3,035 83
Doximity Inc
(d)
228,044 8,043
Dropbox Inc - A Shares
(d)
11,962 278
Dynatrace Inc
(d)
9,466 364
Elastic NV
(d)
3,683 217
Electronic Arts Inc 818 105
Fair Isaac Corp
(d)
8,438 5,619
Five9 Inc
(d)
44,067 3,472
HubSpot Inc
(d)
2,212 768
Informatica Inc
(d)
317 6
Jack Henry & Associates Inc 56,827 10,234
Jamf Holding Corp
(d)
2,661 53
Manhattan Associates Inc
(d)
1,842 240
MongoDB Inc
(d)
3,168 679
MSCI Inc 43,993 23,385
nCino Inc
(d)
656 19
New Relic Inc
(d)
2,545 155
Nutanix Inc
(d)
5,721 159
Palantir Technologies Inc
(d)
88,108 685
Paychex Inc 15,418 1,786
Paycom Software Inc
(d)
56,354 18,255
Pegasystems Inc 1,966 76
Playtika Holding Corp
(d)
3,981 42
Procore Technologies Inc
(d)
2,447 137
PTC Inc
(d)
105,931 14,288
RingCentral Inc
(d)
4,055 158
ROBLOX Corp
(d)
21,401 796
SentinelOne Inc
(d)
6,427 97
Smartsheet Inc
(d)
6,077 263
Snowflake Inc - Class A
(d)
25,313 3,960
Splunk Inc
(d)
7,775 745
Synopsys Inc
(d)
89,793 31,765
Take-Two Interactive Software Inc
(d)
40,976 4,640
Teradata Corp
(d)
2,639 92
Twilio Inc
(d)
3,147 188
Tyler Technologies Inc
(d)
60,932 19,668
UiPath Inc
(d)
1,630 25
Unity Software Inc
(d)
7,986 284
Veeva Systems Inc
(d)
24,313 4,147
Zoom Video Communications Inc
(d)
6,059 454
ZoomInfo Technologies Inc
(d)
13,082 369
$ 206,072
Telecommunications - 0 .99%
Arista Networks Inc
(d)
96,302 12,136
Corning Inc 2,120 74
Ubiquiti Inc 62 18
$ 12,228
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(d)
8,062 165
Transportation - 1 .61%
CH Robinson Worldwide Inc 1,492 149
Expeditors International of Washington Inc 2,343 253
JB Hunt Transport Services Inc 35,437 6,700
Landstar System Inc 1,520 263
Old Dominion Freight Line Inc 37,419 12,469

Schedule of Investments
MidCap Growth Fund III
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
RXO Inc
(d)
394 $ 7
XPO Inc
(d)
394 16
$ 19,857
TOTAL COMMON STOCKS $ 1,205,128
Total Investments $ 1,246,027
Other Assets and Liabilities -  (0.98)% (12,122)
TOTAL NET ASSETS - 100.00% $ 1,233,905
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,761 or 0.87% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,753 or 0.87% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .38%
Consumer, Non-cyclical 24 .25%
Consumer, Cyclical 20 .00%
Industrial 15 .77%
Energy 4 .59%
Financial 4 .05%
Communications 3 .54%
Money Market Funds 3 .03%
Basic Materials 1 .06%
Investment Companies 0 .28%
Utilities 0 .03%
Other Assets and Liabilities
( 0 .98 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 81,172 $ 46,227 $ 34,945
Principal Government Money Market Fund - Institutional Class 4.19% 36,946 48,700 85,646 —
$ 36,946 $ 129,872 $ 131,873 $ 34,945
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 142 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 159 — — —
$ 301 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2023 Long 11 $ 2,929 $ 208
Total $ 208
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .72 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Core S&P Mid-Cap ETF 12,500 $ 3,304
Money Market Funds - 1 .48%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
3,236,971 3,237
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
16,750,203 16,750
$ 19,987
TOTAL INVESTMENT COMPANIES $ 23,291
COMMON STOCKS - 98 .43 % Shares Held Value (000's)
Aerospace & Defense - 0 .67%
Curtiss-Wright Corp 22,809 $ 3,782
Hexcel Corp 50,118 3,537
Mercury Systems Inc
(d)
34,524 1,726
$ 9,045
Agriculture - 0 .47%
Darling Ingredients Inc
(d)
95,431 6,326
Airlines - 0 .11%
JetBlue Airways Corp
(d)
192,848 1,543
Apparel - 2 .36%
Capri Holdings Ltd
(d)
76,689 5,099
Carter's Inc 22,725 1,894
Columbia Sportswear Co 21,081 2,022
Crocs Inc
(d)
36,765 4,477
Deckers Outdoor Corp
(d)
15,759 6,737
Hanesbrands Inc 207,776 1,753
PVH Corp 38,836 3,491
Skechers USA Inc
(d)
79,914 3,848
Under Armour Inc - Class A
(d)
112,352 1,392
Under Armour Inc - Class C
(d)
117,316 1,279
$ 31,992
Automobile Parts & Equipment - 1 .52%
Adient PLC
(d)
56,455 2,542
Dana Inc 75,968 1,378
Fox Factory Holding Corp
(d)
25,167 2,972
Gentex Corp 139,678 4,122
Goodyear Tire & Rubber Co/The
(d)
168,425 1,895
Lear Corp 35,193 5,130
Visteon Corp
(d)
16,757 2,620
$ 20,659
Banks - 6 .69%
Associated Banc-Corp 89,529 2,006
Bank of Hawaii Corp 23,825 1,822
Bank OZK 65,912 3,010
Cadence Bank 108,634 2,779
Cathay General Bancorp 44,308 1,948
Commerce Bancshares Inc/MO 67,904 4,520
Cullen/Frost Bankers Inc 38,285 4,988
East West Bancorp Inc 83,924 6,590
First Financial Bankshares Inc 77,290 2,753
First Horizon Corp 319,517 7,902
FNB Corp/PA 208,869 2,981
Fulton Financial Corp 99,731 1,669
Glacier Bancorp Inc 65,954 3,007
Hancock Whitney Corp 51,024 2,627
Home BancShares Inc/AR 112,949 2,696
International Bancshares Corp 31,437 1,473
Old National Bancorp/IN 174,397 3,052
PacWest Bancorp 70,147 1,940
Pinnacle Financial Partners Inc 45,524 3,584
Prosperity Bancshares Inc 54,368 4,124
Synovus Financial Corp 86,610 3,633
Texas Capital Bancshares Inc
(d)
29,711 1,963
UMB Financial Corp 25,890 2,335
Umpqua Holdings Corp 129,241 2,352
United Bankshares Inc/WV 80,180 3,223
Valley National Bancorp 250,248 2,973
Webster Financial Corp 103,613 5,455
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wintrust Financial Corp 36,181 $ 3,310
$ 90,715
Beverages - 0 .44%
Boston Beer Co Inc/The
(d)
5,613 2,181
Celsius Holdings Inc
(d)
24,055 2,413
Coca-Cola Consolidated Inc 2,740 1,389
$ 5,983
Biotechnology - 1 .25%
Arrowhead Pharmaceuticals Inc
(d)
63,026 2,205
Exelixis Inc
(d)
192,064 3,384
Halozyme Therapeutics Inc
(d)
80,512 4,168
United Therapeutics Corp
(d)
27,138 7,142
$ 16,899
Building Materials - 2 .83%
Builders FirstSource Inc
(d)
87,635 6,985
Eagle Materials Inc 21,940 3,205
Fortune Brands Innovations Inc 76,360 4,926
Lennox International Inc 19,202 5,004
Louisiana-Pacific Corp 42,691 2,907
MDU Resources Group Inc 121,082 3,743
Owens Corning 55,649 5,378
Simpson Manufacturing Co Inc 25,366 2,717
Trex Co Inc
(d)
65,341 3,445
$ 38,310
Chemicals - 2 .53%
Ashland Inc 29,657 3,241
Avient Corp 50,902 2,063
Cabot Corp 33,492 2,523
Chemours Co/The 89,863 3,270
Ingevity Corp
(d)
20,919 1,725
NewMarket Corp 4,056 1,397
Olin Corp 75,844 4,899
RPM International Inc 76,870 6,911
Sensient Technologies Corp 25,030 1,894
Valvoline Inc 105,403 3,864
Westlake Corp 20,503 2,517
$ 34,304
Commercial Services - 3 .94%
ASGN Inc
(d)
29,712 2,702
Avis Budget Group Inc
(d)
14,815 2,964
Brink's Co/The 27,659 1,814
Euronet Worldwide Inc
(d)
28,053 3,161
FTI Consulting Inc
(d)
20,496 3,270
Graham Holdings Co 2,286 1,493
Grand Canyon Education Inc
(d)
18,264 2,129
GXO Logistics Inc
(d)
70,641 3,697
H&R Block Inc 92,573 3,608
HealthEquity Inc
(d)
50,332 3,063
Insperity Inc 21,232 2,347
John Wiley & Sons Inc 25,567 1,171
ManpowerGroup Inc 30,105 2,624
Paylocity Holding Corp
(d)
24,531 5,110
Progyny Inc
(d)
44,797 1,541
R1 RCM Inc
(d)
81,841 1,171
Service Corp International/US 91,583 6,791
WEX Inc
(d)
25,957 4,801
$ 53,457
Computers - 2 .46%
CACI International Inc
(d)
13,990 4,310
ExlService Holdings Inc
(d)
19,688 3,359
Genpact Ltd 100,388 4,746
KBR Inc 81,693 4,185
Kyndryl Holdings Inc
(d)
121,534 1,627
Lumentum Holdings Inc
(d)
40,610 2,444
Maximus Inc 36,054 2,699
NCR Corp
(d)
81,812 2,243
Qualys Inc
(d)
20,585 2,375
Science Applications International Corp 32,827 3,407

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
27,417 $ 1,983
$ 33,378
Consumer Products - 0 .12%
Helen of Troy Ltd
(d)
14,284 1,616
Cosmetics & Personal Care - 0 .16%
Coty Inc
(d)
217,661 2,168
Distribution & Wholesale - 0 .91%
IAA Inc
(d)
79,648 3,324
Univar Solutions Inc
(d)
97,157 3,350
Watsco Inc 19,805 5,691
$ 12,365
Diversified Financial Services - 2 .58%
Affiliated Managers Group Inc 22,430 3,875
Evercore Inc - Class A 21,277 2,762
Federated Hermes Inc 50,336 1,978
Interactive Brokers Group Inc - A Shares 61,253 4,897
Janus Henderson Group PLC 78,910 2,045
Jefferies Financial Group Inc 109,081 4,285
Navient Corp 62,986 1,195
SEI Investments Co 61,013 3,809
SLM Corp 148,976 2,617
Stifel Financial Corp 63,283 4,266
Western Union Co/The 229,940 3,258
$ 34,987
Electric - 1 .86%
ALLETE Inc 34,036 2,105
Black Hills Corp 38,749 2,805
Hawaiian Electric Industries Inc 65,182 2,755
IDACORP Inc 30,106 3,186
NorthWestern Corp 34,403 1,954
OGE Energy Corp 119,207 4,687
Ormat Technologies Inc 29,034 2,687
PNM Resources Inc 51,109 2,529
Portland General Electric Co 53,156 2,529
$ 25,237
Electrical Components & Equipment - 1 .46%
Acuity Brands Inc 19,149 3,610
Belden Inc 25,490 2,067
Energizer Holdings Inc 39,457 1,464
EnerSys 24,311 2,018
Littelfuse Inc 14,740 3,784
Novanta Inc
(d)
21,251 3,431
Universal Display Corp 25,876 3,429
$ 19,803
Electronics - 3 .19%
Arrow Electronics Inc
(d)
36,626 4,303
Avnet Inc 54,494 2,500
Coherent Corp
(d)
82,580 3,584
Hubbell Inc 31,978 7,320
Jabil Inc 80,170 6,304
National Instruments Corp 77,747 4,198
nVent Electric PLC 99,191 3,943
TD SYNNEX Corp 25,033 2,557
Vicor Corp
(d)
13,272 922
Vishay Intertechnology Inc 77,151 1,766
Vontier Corp 94,074 2,167
Woodward Inc 35,823 3,663
$ 43,227
Energy - Alternate Sources - 0 .31%
SunPower Corp
(d)
50,820 886
Sunrun Inc
(d)
126,889 3,334
$ 4,220
Engineering & Construction - 1 .73%
AECOM 83,152 7,257
Dycom Industries Inc
(d)
17,540 1,673
EMCOR Group Inc 28,377 4,207
Fluor Corp
(d)
84,604 3,109
MasTec Inc
(d)
35,108 3,448
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
19,038 $ 3,809
$ 23,503
Entertainment - 1 .14%
Churchill Downs Inc 19,599 4,862
Light & Wonder Inc
(d)
55,778 3,640
Marriott Vacations Worldwide Corp 22,819 3,652
Penn Entertainment Inc
(d)
92,364 3,274
$ 15,428
Environmental Control - 0 .87%
Clean Harbors Inc
(d)
29,943 3,901
Stericycle Inc
(d)
54,889 2,954
Tetra Tech Inc 31,546 4,906
$ 11,761
Food - 1 .66%
Flowers Foods Inc 114,401 3,168
Grocery Outlet Holding Corp
(d)
52,710 1,602
Ingredion Inc 39,033 4,013
Lancaster Colony Corp 11,812 2,267
Performance Food Group Co
(d)
92,693 5,684
Pilgrim's Pride Corp
(d)
26,754 649
Post Holdings Inc
(d)
32,379 3,074
Sprouts Farmers Market Inc
(d)
63,030 2,014
$ 22,471
Gas - 1 .35%
National Fuel Gas Co 54,469 3,163
New Jersey Resources Corp 57,297 2,860
ONE Gas Inc 32,237 2,655
Southwest Gas Holdings Inc 36,739 2,459
Spire Inc 31,256 2,257
UGI Corp 124,672 4,966
$ 18,360
Hand & Machine Tools - 1 .15%
Kennametal Inc 47,979 1,367
Lincoln Electric Holdings Inc 34,379 5,737
MSA Safety Inc 21,939 2,992
Regal Rexnord Corp 39,388 5,483
$ 15,579
Healthcare - Products - 4 .39%
Azenta Inc
(d)
44,669 2,497
Bruker Corp 59,555 4,176
Envista Holdings Corp
(d)
97,082 3,785
Globus Medical Inc
(d)
46,093 3,480
Haemonetics Corp
(d)
30,135 2,549
ICU Medical Inc
(d)
11,994 2,318
Inari Medical Inc
(d)
28,752 1,640
Integra LifeSciences Holdings Corp
(d)
43,264 2,479
Lantheus Holdings Inc
(d)
40,985 2,357
LivaNova PLC
(d)
31,869 1,791
Masimo Corp
(d)
28,795 4,898
Neogen Corp
(d)
128,678 2,755
Omnicell Inc
(d)
26,586 1,475
Patterson Cos Inc 51,581 1,557
Penumbra Inc
(d)
22,614 5,663
QuidelOrtho Corp
(d)
31,855 2,727
Repligen Corp
(d)
30,746 5,697
Shockwave Medical Inc
(d)
21,520 4,044
STAAR Surgical Co
(d)
28,703 2,025
Tandem Diabetes Care Inc
(d)
38,285 1,560
$ 59,473
Healthcare - Services - 2 .04%
Acadia Healthcare Co Inc
(d)
54,170 4,551
Amedisys Inc
(d)
19,346 1,870
Chemed Corp 8,854 4,472
Encompass Health Corp 59,417 3,711
LHC Group Inc
(d)
18,475 2,930
Medpace Holdings Inc
(d)
14,999 3,316
Sotera Health Co
(d)
58,793 1,014
Syneos Health Inc
(d)
61,272 2,201

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
(d)
64,380 $ 3,531
$ 27,596
Home Builders - 0 .81%
KB Home 49,458 1,902
Taylor Morrison Home Corp
(d)
64,515 2,310
Thor Industries Inc 31,966 3,047
Toll Brothers Inc 62,759 3,733
$ 10,992
Home Furnishings - 0 .52%
Leggett & Platt Inc 78,941 2,886
Tempur Sealy International Inc 101,811 4,149
$ 7,035
Housewares - 0 .13%
Scotts Miracle-Gro Co/The 24,083 1,739
Insurance - 4 .59%
American Financial Group Inc/OH 41,572 5,928
Brighthouse Financial Inc
(d)
41,164 2,316
CNO Financial Group Inc 68,119 1,755
Essent Group Ltd 64,132 2,824
First American Financial Corp 61,652 3,814
Hanover Insurance Group Inc/The 21,174 2,850
Kemper Corp 38,039 2,234
Kinsale Capital Group Inc 12,831 3,573
MGIC Investment Corp 176,861 2,497
Old Republic International Corp 168,511 4,447
Primerica Inc 21,971 3,554
Reinsurance Group of America Inc 39,796 6,040
RenaissanceRe Holdings Ltd 26,021 5,092
RLI Corp 24,047 3,185
Selective Insurance Group Inc 35,889 3,409
Unum Group 111,349 4,680
Voya Financial Inc 57,862 4,037
$ 62,235
Internet - 0 .29%
TripAdvisor Inc
(d)
62,392 1,454
Ziff Davis Inc
(d)
28,099 2,514
$ 3,968
Iron & Steel - 1 .64%
Cleveland-Cliffs Inc
(d)
306,830 6,551
Commercial Metals Co 69,872 3,792
Reliance Steel & Aluminum Co 34,948 7,949
United States Steel Corp 139,494 3,974
$ 22,266
Leisure Products & Services - 1 .13%
Brunswick Corp/DE 43,175 3,641
Harley-Davidson Inc 79,209 3,646
Polaris Inc 32,442 3,726
Topgolf Callaway Brands Corp
(d)
82,548 2,021
YETI Holdings Inc
(d)
51,355 2,299
$ 15,333
Lodging - 0 .82%
Boyd Gaming Corp 47,234 2,943
Choice Hotels International Inc 16,503 2,028
Travel + Leisure Co 48,399 2,051
Wyndham Hotels & Resorts Inc 52,593 4,076
$ 11,098
Machinery - Construction & Mining - 0 .44%
Oshkosh Corp 38,937 3,924
Terex Corp 40,191 2,049
$ 5,973
Machinery - Diversified - 3 .32%
AGCO Corp 36,867 5,092
Chart Industries Inc
(d)
24,879 3,333
Cognex Corp 102,968 5,637
Crane Holdings Co 28,415 3,294
Enovis Corp
(d)
28,372 1,786
Esab Corp 30,763 1,778
Flowserve Corp 77,821 2,679
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Graco Inc 100,348 $ 6,856
Middleby Corp/The
(d)
32,084 4,987
Toro Co/The 62,046 6,919
Watts Water Technologies Inc 16,246 2,657
$ 45,018
Media - 1 .11%
Cable One Inc 2,871 2,268
New York Times Co/The 98,030 3,415
Nexstar Media Group Inc 22,453 4,598
TEGNA Inc 132,848 2,647
World Wrestling Entertainment Inc 25,782 2,182
$ 15,110
Metal Fabrication & Hardware - 0 .62%
Timken Co/The 39,418 3,246
Valmont Industries Inc 12,702 4,188
Worthington Industries Inc 18,055 1,027
$ 8,461
Mining - 0 .90%
Alcoa Corp 105,356 5,504
MP Materials Corp
(d)
54,972 1,787
Royal Gold Inc 39,086 4,965
$ 12,256
Miscellaneous Manufacturers - 1 .82%
Axon Enterprise Inc
(d)
40,255 7,867
Carlisle Cos Inc 30,793 7,725
Donaldson Co Inc 72,919 4,547
ITT Inc 49,242 4,510
$ 24,649
Office & Business Equipment - 0 .08%
Xerox Holdings Corp 66,709 1,093
Oil & Gas - 2 .44%
Antero Resources Corp
(d)
164,416 4,742
CNX Resources Corp
(d)
107,464 1,798
HF Sinclair Corp 80,081 4,557
Matador Resources Co 66,839 4,422
Murphy Oil Corp 87,009 3,794
PBF Energy Inc 68,055 2,858
PDC Energy Inc 54,868 3,716
Range Resources Corp 143,880 3,600
Southwestern Energy Co
(d)
657,115 3,627
$ 33,114
Oil & Gas Services - 0 .71%
ChampionX Corp 118,708 3,920
NOV Inc 233,891 5,716
$ 9,636
Packaging & Containers - 0 .87%
AptarGroup Inc 38,872 4,495
Greif Inc - Class A 15,248 1,089
Silgan Holdings Inc 49,814 2,685
Sonoco Products Co 58,062 3,548
$ 11,817
Pharmaceuticals - 1 .49%
BellRing Brands Inc
(d)
80,648 2,287
Jazz Pharmaceuticals PLC
(d)
37,492 5,873
Neurocrine Biosciences Inc
(d)
57,241 6,350
Option Care Health Inc
(d)
92,063 2,658
Perrigo Co PLC 80,169 3,000
$ 20,168
Pipelines - 0 .53%
Antero Midstream Corp 199,434 2,174
DT Midstream Inc 57,608 3,149
Equitrans Midstream Corp 257,694 1,868
$ 7,191
Real Estate - 0 .39%
Jones Lang LaSalle Inc
(d)
28,263 5,225

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .38%
Annaly Capital Management Inc 278,585 $ 6,538
Apartment Income REIT Corp 89,274 3,416
Brixmor Property Group Inc 178,578 4,202
Corporate Office Properties Trust 66,940 1,879
Cousins Properties Inc 90,169 2,472
CubeSmart 133,719 6,123
Douglas Emmett Inc 104,671 1,753
EastGroup Properties Inc 25,945 4,365
EPR Properties 44,670 1,898
First Industrial Realty Trust Inc 78,677 4,197
Healthcare Realty Trust Inc 226,607 4,879
Highwoods Properties Inc 62,638 1,902
Independence Realty Trust Inc 133,282 2,510
JBG SMITH Properties 58,945 1,187
Kilroy Realty Corp 62,633 2,570
Kite Realty Group Trust 130,459 2,831
Lamar Advertising Co 51,959 5,536
Life Storage Inc 50,610 5,468
Macerich Co/The 127,890 1,757
Medical Properties Trust Inc 356,071 4,611
National Retail Properties Inc 106,423 5,039
National Storage Affiliates Trust 50,318 2,053
Omega Healthcare Investors Inc 139,440 4,105
Park Hotels & Resorts Inc 133,879 1,969
Pebblebrook Hotel Trust 78,283 1,284
Physicians Realty Trust 135,914 2,156
PotlatchDeltic Corp 48,097 2,354
Rayonier Inc 87,186 3,173
Rexford Industrial Realty Inc 109,258 6,935
Sabra Health Care REIT Inc 137,531 1,857
SL Green Realty Corp 38,296 1,576
Spirit Realty Capital Inc 83,158 3,649
STORE Capital Corp 158,222 5,096
Vornado Realty Trust 95,849 2,338
$ 113,678
Retail - 5 .61%
AutoNation Inc
(d)
20,368 2,581
BJ's Wholesale Club Holdings Inc
(d)
80,424 5,828
Casey's General Stores Inc 22,182 5,233
Cracker Barrel Old Country Store Inc 13,200 1,473
Dick's Sporting Goods Inc 33,110 4,330
FirstCash Holdings Inc 22,341 2,059
Five Below Inc
(d)
33,050 6,515
Foot Locker Inc 47,224 2,055
GameStop Corp
(d),(e)
150,502 3,292
Gap Inc/The 125,605 1,705
Kohl's Corp 69,452 2,248
Lithia Motors Inc 16,279 4,285
Macy's Inc 161,357 3,813
MSC Industrial Direct Co Inc 28,116 2,325
Murphy USA Inc 12,378 3,367
Nordstrom Inc 66,328 1,296
Ollie's Bargain Outlet Holdings Inc
(d)
34,659 1,898
Papa John's International Inc 19,142 1,717
RH
(d)
11,444 3,570
Texas Roadhouse Inc 39,843 4,001
Victoria's Secret & Co
(d)
48,378 2,039
Wendy's Co/The 101,475 2,263
Williams-Sonoma Inc 39,724 5,360
Wingstop Inc 17,813 2,823
$ 76,076
Savings & Loans - 0 .40%
New York Community Bancorp Inc 405,069 4,047
Washington Federal Inc 38,899 1,379
$ 5,426
Semiconductors - 2 .64%
Allegro MicroSystems Inc
(d)
38,729 1,478
Amkor Technology Inc 59,805 1,750
Cirrus Logic Inc
(d)
32,787 2,964
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
IPG Photonics Corp
(d)
19,144 $ 2,146
Lattice Semiconductor Corp
(d)
81,609 6,185
MACOM Technology Solutions Holdings Inc
(d)
30,425 2,039
MKS Instruments Inc 34,056 3,484
Power Integrations Inc 34,057 2,932
Silicon Laboratories Inc
(d)
19,818 3,110
SiTime Corp
(d)
9,574 1,103
Synaptics Inc
(d)
23,740 2,968
Wolfspeed Inc
(d)
73,960 5,696
$ 35,855
Software - 2 .64%
ACI Worldwide Inc
(d)
66,913 1,869
Aspen Technology Inc
(d)
17,293 3,437
Blackbaud Inc
(d)
26,557 1,652
CommVault Systems Inc
(d)
26,515 1,650
Concentrix Corp 25,229 3,578
Dynatrace Inc
(d)
119,978 4,611
Envestnet Inc
(d)
32,943 2,141
Fair Isaac Corp
(d)
14,872 9,904
Manhattan Associates Inc
(d)
37,153 4,843
Teradata Corp
(d)
60,617 2,114
$ 35,799
Telecommunications - 1 .21%
Calix Inc
(d)
33,900 1,784
Ciena Corp
(d)
88,211 4,589
Frontier Communications Parent Inc
(d)
132,754 3,931
Iridium Communications Inc 74,814 4,477
Viasat Inc
(d)
45,007 1,550
$ 16,331
Toys, Games & Hobbies - 0 .32%
Mattel Inc
(d)
211,023 4,317
Transportation - 1 .72%
Kirby Corp
(d)
35,664 2,524
Knight-Swift Transportation Holdings Inc 95,684 5,655
Landstar System Inc 21,392 3,697
Ryder System Inc 29,923 2,825
Saia Inc
(d)
15,756 4,298
Werner Enterprises Inc 34,998 1,644
XPO Inc
(d)
68,572 2,733
$ 23,376
Trucking & Leasing - 0 .18%
GATX Corp 20,959 2,399
Water - 0 .49%
Essential Utilities Inc 142,121 6,641
TOTAL COMMON STOCKS $ 1,334,680
Total Investments $ 1,357,971
Other Assets and Liabilities -  (0.15)% (1,993)
TOTAL NET ASSETS - 100.00% $ 1,355,978
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,237 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,259 or 0.24% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .03%
Industrial 20 .87%
Consumer, Non-cyclical 15 .96%
Consumer, Cyclical 15 .38%
Technology 7 .82%
Basic Materials 5 .07%
Energy 3 .99%
Utilities 3 .70%
Communications 2 .61%
Money Market Funds 1 .48%
Investment Companies 0 .24%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 74,250 $ 57,500 $ 16,750
Principal Government Money Market Fund - Institutional Class 4.19% 36,160 50,734 86,894 —
$ 36,160 $ 124,984 $ 144,394 $ 16,750
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 161 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 110 — — —
$ 271 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2023 Long 67 $ 17,841 $ 436
Total $ 436
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares Russell Mid-Cap Value ETF 92,100 $ 10,486
Money Market Funds - 2 .45%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
3,758,613 3,758
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
93,883,962 93,884
$ 97,642
TOTAL INVESTMENT COMPANIES $ 108,128
COMMON STOCKS - 97 .40 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 29,232 $ 1,066
Omnicom Group Inc 15,316 1,317
$ 2,383
Aerospace & Defense - 0 .10%
Curtiss-Wright Corp 2,886 478
HEICO Corp 194 33
HEICO Corp - Class A 342 46
Hexcel Corp 6,282 443
Howmet Aerospace Inc 25,220 1,026
Mercury Systems Inc
(d)
3,713 186
Spirit AeroSystems Holdings Inc 416 15
TransDigm Group Inc 2,375 1,705
$ 3,932
Agriculture - 0 .05%
Bunge Ltd 10,425 1,033
Darling Ingredients Inc
(d)
11,213 743
$ 1,776
Airlines - 1 .39%
Alaska Air Group Inc
(d)
778,275 39,956
American Airlines Group Inc
(d)
48,653 785
Copa Holdings SA
(d)
126,004 11,603
JetBlue Airways Corp
(d)
24,073 193
Southwest Airlines Co 44,568 1,594
United Airlines Holdings Inc
(d)
24,549 1,202
$ 55,333
Apparel - 0 .21%
Capri Holdings Ltd
(d)
68,586 4,560
Carter's Inc 2,817 235
Columbia Sportswear Co 2,702 259
Deckers Outdoor Corp
(d)
223 95
Hanesbrands Inc 26,155 221
PVH Corp 4,893 440
Ralph Lauren Corp 3,061 379
Skechers USA Inc
(d)
8,516 410
Tapestry Inc 15,783 719
Under Armour Inc - Class A
(d)
14,134 175
Under Armour Inc - Class C
(d)
15,002 164
VF Corp 26,310 814
$ 8,471
Automobile Manufacturers - 0 .31%
Cummins Inc 34,369 8,577
Lucid Group Inc
(d),(e)
2,503 29
PACCAR Inc 25,681 2,807
Rivian Automotive Inc
(d)
39,107 759
$ 12,172
Automobile Parts & Equipment - 2 .61%
Allison Transmission Holdings Inc 203,168 9,159
Aptiv PLC
(d)
373,244 42,210
BorgWarner Inc 1,089,585 51,515
Gentex Corp 17,610 520
Lear Corp 4,439 647
QuantumScape Corp
(d),(e)
19,459 166
$ 104,217
Banks - 5 .08%
Bank of Hawaii Corp 2,966 227
Bank of New York Mellon Corp/The 956,286 48,359
Bank OZK 119,852 5,474
BOK Financial Corp 2,206 222
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens Financial Group Inc 36,746 $ 1,592
Comerica Inc 9,834 721
Commerce Bancshares Inc/MO 8,569 570
Cullen/Frost Bankers Inc 108,707 14,163
East West Bancorp Inc 10,645 836
Fifth Third Bancorp 51,274 1,861
First Citizens BancShares Inc/NC 629 489
First Hawaiian Inc 9,576 263
First Horizon Corp 39,819 985
First Republic Bank/CA 13,689 1,928
FNB Corp/PA 26,153 373
Huntington Bancshares Inc/OH 1,223,065 18,553
KeyCorp 69,936 1,342
M&T Bank Corp 12,957 2,021
Northern Trust Corp 15,473 1,500
PacWest Bancorp 8,713 241
Pinnacle Financial Partners Inc 46,372 3,650
Popular Inc 5,372 369
Prosperity Bancshares Inc 548,565 41,614
Regions Financial Corp 70,337 1,656
Signature Bank/New York NY 4,429 571
State Street Corp 27,615 2,522
SVB Financial Group
(d)
1,599 484
Synovus Financial Corp 10,792 453
Umpqua Holdings Corp 16,193 295
Webster Financial Corp 13,022 686
Western Alliance Bancorp 3,076 232
Wintrust Financial Corp 53,612 4,904
Zions Bancorp NA 819,696 43,575
$ 202,731
Beverages - 0 .10%
Boston Beer Co Inc/The
(d)
38 15
Brown-Forman Corp - A Shares 1,407 93
Brown-Forman Corp - B Shares 49,161 3,273
Molson Coors Beverage Co 13,177 693
$ 4,074
Biotechnology - 1 .43%
Biogen Inc
(d)
10,790 3,139
BioMarin Pharmaceutical Inc
(d)
73,875 8,521
Bio-Rad Laboratories Inc
(d)
1,614 755
Certara Inc
(d)
2,826 55
Corteva Inc 53,847 3,471
Exelixis Inc
(d)
622,392 10,966
Horizon Therapeutics Plc
(d)
1,181 130
Incyte Corp
(d)
85,310 7,263
Ionis Pharmaceuticals Inc
(d)
785 31
Mirati Therapeutics Inc
(d)
3,368 180
Royalty Pharma PLC 161,007 6,310
Ultragenyx Pharmaceutical Inc
(d)
1,017 46
United Therapeutics Corp
(d)
61,167 16,097
$ 56,964
Building Materials - 1 .88%
Armstrong World Industries Inc 1,463 113
AZEK Co Inc/The
(d)
8,340 201
Builders FirstSource Inc
(d)
10,960 874
Carrier Global Corp 534,568 24,339
Eagle Materials Inc 94,018 13,735
Fortune Brands Innovations Inc 6,340 409
Hayward Holdings Inc
(d)
4,726 64
Lennox International Inc 2,411 628
Louisiana-Pacific Corp 4,842 330
Martin Marietta Materials Inc 4,275 1,537
Masco Corp 16,077 855
Masterbrand Inc
(d)
5,807 53
MDU Resources Group Inc 15,140 468
Mohawk Industries Inc
(d)
3,944 474
Owens Corning 312,032 30,158
Vulcan Materials Co 5,107 936
$ 75,174

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .11%
Albemarle Corp 4,279 $ 1,204
Ashland Inc 38,132 4,167
Axalta Coating Systems Ltd
(d)
12,528 377
Celanese Corp 8,156 1,005
Chemours Co/The 4,489 163
DuPont de Nemours Inc 37,744 2,791
Eastman Chemical Co 9,014 795
Element Solutions Inc 16,989 348
FMC Corp 6,242 831
Huntsman Corp 13,737 435
International Flavors & Fragrances Inc 19,185 2,158
LyondellBasell Industries NV 19,345 1,870
Mosaic Co/The 22,472 1,113
NewMarket Corp 447 154
Olin Corp 9,513 614
PPG Industries Inc 8,323 1,085
RPM International Inc 279,819 25,159
Westlake Corp 326,476 40,075
$ 84,344
Commercial Services - 2 .82%
ADT Inc 15,684 138
Affirm Holdings Inc
(d),(e)
16,445 266
Aramark 17,448 777
Avis Budget Group Inc
(d)
1,931 386
Bright Horizons Family Solutions Inc
(d)
3,096 238
Cintas Corp 437 194
Clarivate PLC
(d)
35,397 394
CoStar Group Inc
(d)
26,043 2,029
Driven Brands Holdings Inc
(d)
4,420 129
Dun & Bradstreet Holdings Inc 18,846 276
Equifax Inc 4,581 1,018
Euronet Worldwide Inc
(d)
884 100
FTI Consulting Inc
(d)
1,471 235
Global Payments Inc 360,223 40,605
Grand Canyon Education Inc
(d)
121,411 14,152
GXO Logistics Inc
(d)
7,057 369
H&R Block Inc 366,835 14,299
Hertz Global Holdings Inc
(d)
14,234 256
ManpowerGroup Inc 333,792 29,093
Mister Car Wash Inc
(d)
1,686 17
Morningstar Inc 161 39
Quanta Services Inc 4,868 741
Robert Half International Inc 924 78
Rollins Inc 1,198 44
Service Corp International/US 11,272 836
TransUnion 3,854 276
U-Haul Holding Co 60,409 3,732
U-Haul Holding Co
(e)
618 41
United Rentals Inc 2,849 1,256
WEX Inc
(d)
915 169
WillScot Mobile Mini Holdings Corp
(d)
7,177 348
$ 112,531
Computers - 5 .71%
Amdocs Ltd 58,551 5,383
CACI International Inc
(d)
1,743 537
Dell Technologies Inc 16,126 655
DXC Technology Co
(d)
940,242 27,013
Genpact Ltd 930,289 43,984
Hewlett Packard Enterprise Co 1,749,858 28,225
HP Inc 41,023 1,195
KBR Inc 3,660 188
Kyndryl Holdings Inc
(d)
15,389 206
Leidos Holdings Inc 426,255 42,131
Lumentum Holdings Inc
(d)
5,169 311
Maximus Inc 582,000 43,563
NCR Corp
(d)
9,034 248
Science Applications International Corp 4,147 430
Western Digital Corp
(d)
771,947 33,927
$ 227,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 1 .03%
Avery Dennison Corp 210,352 $ 39,849
Church & Dwight Co Inc 10,001 809
Clorox Co/The 1,583 229
Reynolds Consumer Products Inc 4,073 121
Spectrum Brands Holdings Inc 2,989 203
$ 41,211
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
26,372 263
Distribution & Wholesale - 0 .38%
Core & Main Inc
(d)
155,207 3,425
IAA Inc
(d)
1,659 69
LKQ Corp 18,834 1,111
SiteOne Landscape Supply Inc
(d)
1,313 199
Univar Solutions Inc
(d)
12,117 418
Watsco Inc 33,264 9,559
WESCO International Inc
(d)
1,575 235
$ 15,016
Diversified Financial Services - 1 .93%
Affiliated Managers Group Inc 2,823 488
Air Lease Corp 7,788 350
Ally Financial Inc 22,481 730
Ameriprise Financial Inc 2,907 1,018
Apollo Global Management Inc 8,676 614
Cboe Global Markets Inc 59,727 7,340
Coinbase Global Inc
(d),(e)
12,034 704
Credit Acceptance Corp
(d),(e)
456 211
Discover Financial Services 20,540 2,398
Evercore Inc - Class A 2,734 355
Franklin Resources Inc 21,475 670
Interactive Brokers Group Inc - A Shares 207,717 16,605
Invesco Ltd 28,103 520
Janus Henderson Group PLC 10,196 264
Jefferies Financial Group Inc 15,094 593
Lazard Ltd 6,242 250
Nasdaq Inc 25,878 1,558
OneMain Holdings Inc 8,707 376
Raymond James Financial Inc 13,479 1,520
Rocket Cos Inc
(e)
3,435 32
SEI Investments Co 7,709 481
SLM Corp 18,744 329
SoFi Technologies Inc
(d)
61,126 424
Stifel Financial Corp 49,415 3,331
Synchrony Financial 33,825 1,242
T Rowe Price Group Inc 257,482 29,989
Tradeweb Markets Inc 58,214 4,340
Upstart Holdings Inc
(d),(e)
3,919 73
UWM Holdings Corp 660 3
Virtu Financial Inc 7,115 137
Western Union Co/The 19,150 271
$ 77,216
Electric - 4 .21%
AES Corp/The 41,170 1,128
Alliant Energy Corp 752,869 40,678
Ameren Corp 19,374 1,683
Avangrid Inc 5,314 224
Brookfield Renewable Corp
(e)
316,049 9,962
CenterPoint Energy Inc 47,420 1,428
CMS Energy Corp 105,511 6,667
Consolidated Edison Inc 75,107 7,158
Constellation Energy Corp 24,581 2,098
DTE Energy Co 14,523 1,690
Edison International 28,300 1,950
Entergy Corp 15,284 1,655
Evergy Inc 16,732 1,048
Eversource Energy 25,940 2,136
FirstEnergy Corp 40,871 1,674
Hawaiian Electric Industries Inc 151,730 6,414
IDACORP Inc 79,692 8,432
NRG Energy Inc 89,762 3,072

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
OGE Energy Corp 15,031 $ 591
PG&E Corp
(d)
124,053 1,972
Pinnacle West Capital Corp 8,499 634
PPL Corp 320,948 9,500
Public Service Enterprise Group Inc 37,479 2,321
Vistra Corp 12,524 289
WEC Energy Group Inc 92,999 8,741
Xcel Energy Inc 653,850 44,965
$ 168,110
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 2,423 457
AMETEK Inc 17,346 2,514
Littelfuse Inc 1,814 465
$ 3,436
Electronics - 4 .01%
Agilent Technologies Inc 49,725 7,562
Allegion plc 1,372 161
Amphenol Corp 517,849 41,308
Arrow Electronics Inc
(d)
4,390 516
Avnet Inc 389,373 17,865
Coherent Corp
(d)
7,533 327
Flex Ltd
(d)
1,660,000 38,761
Fortive Corp 26,679 1,815
Garmin Ltd 11,607 1,148
Hubbell Inc 140,036 32,056
Jabil Inc 191,571 15,063
Keysight Technologies Inc
(d)
999 179
National Instruments Corp 8,528 461
nVent Electric PLC 12,382 492
Sensata Technologies Holding PLC 11,396 579
TD SYNNEX Corp 3,501 358
Trimble Inc
(d)
18,551 1,077
Vontier Corp 4,464 103
Woodward Inc 4,413 451
$ 160,282
Energy - Alternate Sources - 0 .15%
First Solar Inc
(d)
29,044 5,159
Plug Power Inc
(d),(e)
19,582 333
Sunrun Inc
(d)
15,691 412
$ 5,904
Engineering & Construction - 0 .06%
AECOM 9,311 813
Jacobs Solutions Inc 9,623 1,189
MasTec Inc
(d)
4,569 449
TopBuild Corp
(d)
347 69
$ 2,520
Entertainment - 0 .91%
AMC Entertainment Holdings Inc
(e)
38,855 208
Caesars Entertainment Inc
(d)
4,831 252
Live Nation Entertainment Inc
(d)
380,879 30,657
Madison Square Garden Sports Corp 712 129
Marriott Vacations Worldwide Corp 2,824 452
Penn Entertainment Inc
(d)
11,641 413
Six Flags Entertainment Corp
(d)
2,694 72
Vail Resorts Inc 15,926 4,178
$ 36,361
Environmental Control - 0 .53%
Clean Harbors Inc
(d)
3,823 498
Pentair PLC 12,387 686
Republic Services Inc 153,533 19,164
Stericycle Inc
(d)
6,872 370
Tetra Tech Inc 2,341 364
$ 21,082
Food - 4 .10%
Albertsons Cos Inc 218,689 4,636
Campbell Soup Co 258,143 13,406
Conagra Brands Inc 142,083 5,284
Flowers Foods Inc 14,048 389
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Grocery Outlet Holding Corp
(d)
6,124 $ 186
Hershey Co/The 31,645 7,107
Hormel Foods Corp 21,579 978
Ingredion Inc 47,737 4,907
J M Smucker Co/The 7,763 1,186
Kellogg Co 69,195 4,746
Kroger Co/The 283,479 12,652
McCormick & Co Inc/MD 18,869 1,417
Performance Food Group Co
(d)
7,913 485
Pilgrim's Pride Corp
(d)
1,561 38
Post Holdings Inc
(d)
4,102 389
Seaboard Corp 616 2,415
Sysco Corp 654,000 50,659
Tyson Foods Inc 796,633 52,379
US Foods Holding Corp
(d)
15,189 579
$ 163,838
Forest Products & Paper - 0 .19%
International Paper Co 26,757 1,119
Sylvamo Corp 132,166 6,282
$ 7,401
Gas - 0 .08%
Atmos Energy Corp 10,390 1,221
National Fuel Gas Co 6,039 351
NiSource Inc 30,557 848
UGI Corp 15,757 627
$ 3,047
Hand & Machine Tools - 0 .88%
Lincoln Electric Holdings Inc 170,000 28,368
MSA Safety Inc 1,702 232
Regal Rexnord Corp 4,990 695
Snap-on Inc 19,548 4,862
Stanley Black & Decker Inc 11,117 993
$ 35,150
Healthcare - Products - 3 .80%
10X Genomics Inc
(d)
739 35
Align Technology Inc
(d)
1,472 397
Avantor Inc
(d)
3,138 75
Azenta Inc
(d)
5,552 310
Cooper Cos Inc/The 130,661 45,591
DENTSPLY SIRONA Inc 207,879 7,656
Envista Holdings Corp
(d)
12,200 476
Exact Sciences Corp
(d)
10,786 728
Globus Medical Inc
(d)
5,343 403
Hologic Inc
(d)
626,522 50,981
ICU Medical Inc
(d)
1,236 239
Integra LifeSciences Holdings Corp
(d)
5,429 311
Masimo Corp
(d)
840 143
Natera Inc
(d)
551 24
PerkinElmer Inc 9,497 1,306
QIAGEN NV
(d)
92,073 4,512
QuidelOrtho Corp
(d)
3,680 315
Repligen Corp
(d)
1,195 222
STERIS PLC 7,516 1,552
Tandem Diabetes Care Inc
(d)
319 13
Teleflex Inc 3,537 861
Zimmer Biomet Holdings Inc 278,795 35,501
$ 151,651
Healthcare - Services - 2 .11%
Acadia Healthcare Co Inc
(d)
6,706 563
agilon health Inc
(d)
966 21
Amedisys Inc
(d)
2,398 232
Catalent Inc
(d)
9,185 492
Charles River Laboratories International Inc
(d)
232 56
Chemed Corp 708 358
Encompass Health Corp 7,342 458
Enhabit Inc
(d)
3,363 52
Ginkgo Bioworks Holdings Inc
(d),(e)
54,084 105
Laboratory Corp of America Holdings 6,678 1,684
Molina Healthcare Inc
(d)
100,490 31,335

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Oak Street Health Inc
(d)
8,733 $ 254
Quest Diagnostics Inc 314,558 46,706
Signify Health Inc
(d)
5,768 164
Syneos Health Inc
(d)
6,338 228
Teladoc Health Inc
(d)
10,882 320
Tenet Healthcare Corp
(d)
7,969 437
Universal Health Services Inc 4,681 694
$ 84,159
Home Builders - 0 .41%
DR Horton Inc 11,321 1,117
Lennar Corp - A Shares 18,877 1,933
Lennar Corp - B Shares 1,074 93
NVR Inc
(d)
62 327
PulteGroup Inc 10,405 592
Thor Industries Inc 3,896 371
Toll Brothers Inc 197,037 11,722
$ 16,155
Home Furnishings - 0 .05%
Dolby Laboratories Inc 4,576 364
Leggett & Platt Inc 9,975 365
Tempur Sealy International Inc 12,596 513
Whirlpool Corp 4,020 626
$ 1,868
Housewares - 0 .65%
Newell Brands Inc 1,616,192 25,794
Scotts Miracle-Gro Co/The 1,993 144
$ 25,938
Insurance - 9 .26%
Aflac Inc 46,419 3,412
Allstate Corp/The 237,415 30,500
American Financial Group Inc/OH 287,569 41,005
Arch Capital Group Ltd
(d)
328,904 21,165
Arthur J Gallagher & Co 13,879 2,716
Assurant Inc 41,557 5,510
Assured Guaranty Ltd 4,346 272
Axis Capital Holdings Ltd 84,377 5,280
Brighthouse Financial Inc
(d)
5,175 291
Brown & Brown Inc 16,441 963
Cincinnati Financial Corp 11,556 1,308
CNA Financial Corp 1,978 86
Corebridge Financial Inc 6,045 131
Equitable Holdings Inc 27,768 890
Erie Indemnity Co 492 120
Everest Re Group Ltd 184,624 64,561
F&G Annuities & Life Inc 1,231 26
Fidelity National Financial Inc 234,636 10,331
First American Financial Corp 108,934 6,740
Globe Life Inc 6,734 814
Hanover Insurance Group Inc/The 26,211 3,527
Hartford Financial Services Group Inc/The 23,922 1,857
Kemper Corp 4,764 280
Lincoln National Corp 10,087 357
Loews Corp 14,805 910
Markel Corp
(d)
4,944 6,966
MGIC Investment Corp 937,357 13,236
Old Republic International Corp 1,576,034 41,591
Primerica Inc 2,770 448
Progressive Corp/The 377,500 51,472
Prudential Financial Inc 27,745 2,912
Reinsurance Group of America Inc 31,186 4,733
RenaissanceRe Holdings Ltd 1,465 287
Unum Group 137,645 5,786
Voya Financial Inc 7,297 509
W R Berkley Corp 515,961 36,190
White Mountains Insurance Group Ltd 193 295
Willis Towers Watson PLC 8,117 2,063
$ 369,540
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .40%
DoorDash Inc - Class A
(d)
2,158 $ 125
eBay Inc 35,592 1,762
F5 Inc
(d)
4,487 663
Gen Digital Inc 307,818 7,083
GoDaddy Inc
(d)
10,155 834
IAC Inc
(d)
5,832 329
Lyft Inc
(d)
4,496 73
Match Group Inc
(d)
1,233 67
Okta Inc
(d)
9,851 725
Opendoor Technologies Inc
(d)
24,481 54
Pinterest Inc
(d)
34,579 909
Robinhood Markets Inc
(d)
42,145 439
Roku Inc
(d)
6,583 378
TripAdvisor Inc
(d)
7,037 164
VeriSign Inc
(d)
6,248 1,362
Wayfair Inc
(d),(e)
2,136 129
Wix.com Ltd
(d)
901 78
Zillow Group Inc - A Shares
(d)
4,022 173
Zillow Group Inc - C Shares
(d)
11,171 494
$ 15,841
Investment Companies - 0 .00%
Vitesse Energy Inc
(d)
1,776 28
Iron & Steel - 1 .12%
Cleveland-Cliffs Inc
(d)
38,476 821
Nucor Corp 19,278 3,258
Reliance Steel & Aluminum Co 128,406 29,206
Steel Dynamics Inc 91,547 11,045
United States Steel Corp 17,490 498
$ 44,828
Leisure Products & Services - 0 .28%
Brunswick Corp/DE 4,502 380
Carnival Corp
(d)
73,713 798
Harley-Davidson Inc 175,498 8,078
Norwegian Cruise Line Holdings Ltd
(d)
29,026 441
Peloton Interactive Inc
(d)
23,284 301
Planet Fitness Inc
(d)
1,667 141
Polaris Inc 1,099 126
Royal Caribbean Cruises Ltd
(d)
16,581 1,077
$ 11,342
Lodging - 1 .19%
Boyd Gaming Corp 5,758 359
Hilton Worldwide Holdings Inc 302,832 43,937
Hyatt Hotels Corp
(d)
3,573 390
Las Vegas Sands Corp
(d)
15,612 921
MGM Resorts International 24,166 1,001
Travel + Leisure Co 1,675 71
Wyndham Hotels & Resorts Inc 2,038 158
Wynn Resorts Ltd
(d)
6,861 711
$ 47,548
Machinery - Construction & Mining - 0 .87%
BWX Technologies Inc 4,176 254
Oshkosh Corp 339,923 34,257
Vertiv Holdings Co 19,156 273
$ 34,784
Machinery - Diversified - 4 .58%
AGCO Corp 291,061 40,204
Cognex Corp 824 45
Crane Holdings Co 3,528 409
Dover Corp 10,558 1,603
Enovis Corp
(d)
3,796 239
Esab Corp 3,802 220
Flowserve Corp 9,761 336
Gates Industrial Corp PLC
(d)
8,092 107
Graco Inc 3,952 270
IDEX Corp 4,705 1,128
Ingersoll Rand Inc 30,572 1,712
Middleby Corp/The
(d)
289,750 45,042
Nordson Corp 3,307 805

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Otis Worldwide Corp 206,192 $ 16,955
Rockwell Automation Inc 2,820 795
Toro Co/The 345,000 38,474
Westinghouse Air Brake Technologies Corp 13,628 1,415
Xylem Inc/NY 319,598 33,241
$ 183,000
Media - 0 .18%
Altice USA Inc
(d)
15,173 74
Cable One Inc 175 138
DISH Network Corp
(d)
18,780 270
Fox Corp - A Shares 22,389 760
Fox Corp - B Shares 10,677 338
Liberty Broadband Corp - A Shares
(d)
676 61
Liberty Broadband Corp - C Shares
(d)
4,812 432
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,358 87
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
13,412 950
Liberty Media Corp-Liberty SiriusXM - A Shares 4,065 165
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,377 338
New York Times Co/The 12,238 426
News Corp - A Shares 28,622 580
News Corp - B Shares 9,054 185
Nexstar Media Group Inc 2,489 510
Paramount Global - Class A
(e)
708 19
Paramount Global - Class B 43,407 1,005
Sirius XM Holdings Inc
(e)
52,653 305
Warner Bros Discovery Inc
(d)
47,048 697
$ 7,340
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 4,613 380
Valmont Industries Inc 1,358 448
$ 828
Mining - 0 .95%
Alcoa Corp 13,322 696
Franco-Nevada Corp 249,000 36,528
Royal Gold Inc 4,594 584
SSR Mining Inc 15,534 263
$ 38,071
Miscellaneous Manufacturers - 2 .56%
A O Smith Corp 136,208 9,221
Axon Enterprise Inc
(d)
1,148 224
Carlisle Cos Inc 609 153
Donaldson Co Inc 7,693 480
ITT Inc 6,259 573
Parker-Hannifin Corp 117,451 38,289
Teledyne Technologies Inc
(d)
3,491 1,481
Textron Inc 694,213 50,574
Trane Technologies PLC 7,261 1,300
$ 102,295
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,299 727
Oil & Gas - 3 .05%
Antero Resources Corp
(d)
7,463 215
APA Corp 24,137 1,070
Chesapeake Energy Corp 9,118 791
Coterra Energy Inc 1,412,033 35,343
Devon Energy Corp 522,046 33,014
Diamondback Energy Inc 5,681 830
EQT Corp 27,733 906
Hess Corp 4,606 692
HF Sinclair Corp 223,835 12,737
Marathon Oil Corp 47,690 1,310
Marathon Petroleum Corp 58,078 7,464
Ovintiv Inc 5,408 266
PDC Energy Inc 75,629 5,122
Phillips 66 215,268 21,585
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp 6,039 $ 151
Southwestern Energy Co
(d)
77,546 428
$ 121,924
Oil & Gas Services - 0 .30%
Baker Hughes Co 308,046 9,777
Halliburton Co 36,990 1,525
NOV Inc 29,453 720
$ 12,022
Packaging & Containers - 3 .17%
Amcor PLC 113,000 1,363
AptarGroup Inc 323,932 37,459
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 6,882 39
Ball Corp 13,975 814
Berry Global Group Inc 4,854 300
Crown Holdings Inc 421,007 37,116
Graphic Packaging Holding Co 5,251 126
Packaging Corp of America 290,881 41,509
Sealed Air Corp 70,310 3,850
Silgan Holdings Inc 54,732 2,950
Sonoco Products Co 7,295 446
Westrock Co 19,074 748
$ 126,720
Pharmaceuticals - 0 .41%
Cardinal Health Inc 19,744 1,525
Elanco Animal Health Inc
(d)
33,372 458
Henry Schein Inc
(d)
10,178 877
Jazz Pharmaceuticals PLC
(d)
4,643 727
Organon & Co 19,125 576
Perrigo Co PLC 10,067 377
Premier Inc 324,241 10,817
Viatris Inc 91,339 1,111
$ 16,468
Pipelines - 0 .57%
Antero Midstream Corp 25,209 275
Cheniere Energy Inc 7,967 1,217
DT Midstream Inc 297,086 16,239
ONEOK Inc 29,677 2,032
Williams Cos Inc/The 91,671 2,956
$ 22,719
Private Equity - 0 .07%
Carlyle Group Inc/The 15,517 558
KKR & Co Inc 43,046 2,403
$ 2,961
Real Estate - 0 .05%
CBRE Group Inc
(d)
12,164 1,040
Howard Hughes Corp/The
(d)
2,748 235
Jones Lang LaSalle Inc
(d)
3,599 665
WeWork Inc
(d),(e)
17,027 27
$ 1,967
REITs - 7 .99%
AGNC Investment Corp 43,091 500
Alexandria Real Estate Equities Inc 351,197 56,452
American Homes 4 Rent 756,186 25,930
Americold Realty Trust Inc 20,228 635
Annaly Capital Management Inc 35,207 826
Apartment Income REIT Corp 10,370 397
AvalonBay Communities Inc 10,517 1,866
Boston Properties Inc 11,799 879
Brixmor Property Group Inc 22,447 528
Camden Property Trust 291,151 35,873
Cousins Properties Inc 11,321 310
CubeSmart 16,824 770
Douglas Emmett Inc 12,670 212
EastGroup Properties Inc 3,085 519
EPR Properties 107,486 4,566
Equity LifeStyle Properties Inc 540,153 38,772
Equity Residential 70,127 4,464

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essex Property Trust Inc 4,897 $ 1,107
Extra Space Storage Inc 8,792 1,388
Federal Realty Investment Trust 6,045 674
First Industrial Realty Trust Inc 9,876 527
Gaming and Leisure Properties Inc 67,819 3,632
Healthcare Realty Trust Inc 294,012 6,330
Healthpeak Properties Inc 40,580 1,115
Highwoods Properties Inc 7,787 236
Host Hotels & Resorts Inc 53,279 1,004
Hudson Pacific Properties Inc 10,329 118
Invitation Homes Inc 45,924 1,493
Iron Mountain Inc 5,434 297
JBG SMITH Properties 8,009 161
Kilroy Realty Corp 8,713 358
Kimco Realty Corp 45,448 1,021
Lamar Advertising Co 444,756 47,385
Life Storage Inc 6,336 685
Medical Properties Trust Inc 44,771 580
Mid-America Apartment Communities Inc 26,053 4,343
National Retail Properties Inc 891,431 42,209
National Storage Affiliates Trust 6,365 260
Omega Healthcare Investors Inc 17,686 521
Park Hotels & Resorts Inc 16,709 246
Rayonier Inc 10,922 397
Realty Income Corp 47,251 3,205
Regency Centers Corp 12,898 859
Rexford Industrial Realty Inc 13,838 878
Rithm Capital Corp 32,756 308
SBA Communications Corp 6,203 1,846
Simon Property Group Inc 12,650 1,625
SL Green Realty Corp 4,800 198
Spirit Realty Capital Inc 10,486 460
Starwood Property Trust Inc 21,890 457
STORE Capital Corp 19,121 616
Sun Communities Inc 9,161 1,437
UDR Inc 24,367 1,038
Ventas Inc 148,699 7,704
VICI Properties Inc 72,393 2,474
Vornado Realty Trust 13,226 323
Welltower Inc 35,641 2,674
Weyerhaeuser Co 55,438 1,909
WP Carey Inc 15,536 1,329
$ 318,926
Retail - 4 .24%
Advance Auto Parts Inc 4,175 636
AutoNation Inc
(d)
2,547 323
AutoZone Inc
(d)
134 327
Bath & Body Works Inc 203,356 9,356
Best Buy Co Inc 10,397 922
BJ's Wholesale Club Holdings Inc
(d)
58,625 4,249
Burlington Stores Inc
(d)
302 69
CarMax Inc
(d)
10,519 741
Casey's General Stores Inc 36,343 8,573
Darden Restaurants Inc 145,481 21,527
Dick's Sporting Goods Inc 4,012 525
Dollar Tree Inc
(d)
11,041 1,658
Domino's Pizza Inc 34,458 12,164
Freshpet Inc
(d)
1,458 92
GameStop Corp
(d),(e)
20,121 440
Gap Inc/The 14,828 201
Genuine Parts Co 9,607 1,612
Kohl's Corp 8,748 283
Leslie's Inc
(d)
1,347 21
Lithia Motors Inc 2,034 535
Macy's Inc 20,198 477
MSC Industrial Direct Co Inc 39,649 3,279
Nordstrom Inc 1,253 25
Ollie's Bargain Outlet Holdings Inc
(d)
4,442 243
O'Reilly Automotive Inc
(d)
2,767 2,193
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Penske Automotive Group Inc 1,950 $ 249
Petco Health & Wellness Co Inc
(d)
5,526 65
RH
(d)
905 282
Ross Stores Inc 392,802 46,426
Victoria's Secret & Co
(d)
1,714 72
Williams-Sonoma Inc 28,421 3,835
Yum! Brands Inc 366,808 47,873
$ 169,273
Savings & Loans - 0 .01%
New York Community Bancorp Inc 50,329 503
TFS Financial Corp 3,440 49
$ 552
Semiconductors - 2 .13%
Cirrus Logic Inc
(d)
4,134 374
GLOBALFOUNDRIES Inc
(d),(e)
3,605 214
IPG Photonics Corp
(d)
2,463 276
Microchip Technology Inc 5,862 455
MKS Instruments Inc 393,296 40,242
ON Semiconductor Corp
(d)
12,283 902
Qorvo Inc
(d)
7,624 828
Skyworks Solutions Inc 374,107 41,028
Teradyne Inc 1,095 111
Wolfspeed Inc
(d)
9,280 715
$ 85,145
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,316 511
Software - 0 .63%
Akamai Technologies Inc
(d)
11,675 1,038
ANSYS Inc
(d)
3,103 827
Bill.com Holdings Inc
(d)
7,454 862
Black Knight Inc
(d)
10,553 639
Broadridge Financial Solutions Inc 809 122
CCC Intelligent Solutions Holdings Inc
(d)
7,825 72
Ceridian HCM Holding Inc
(d)
8,346 603
Concentrix Corp 3,209 455
Coupa Software Inc
(d)
2,507 200
Definitive Healthcare Corp
(d)
1,489 18
DoubleVerify Holdings Inc
(d)
757 21
Doximity Inc
(d)
130,942 4,619
Dropbox Inc - A Shares
(d)
1,282 30
Electronic Arts Inc 19,569 2,518
Guidewire Software Inc
(d)
6,180 453
Informatica Inc
(d)
2,200 39
Jamf Holding Corp
(d)
715 14
Manhattan Associates Inc
(d)
28,675 3,738
MSCI Inc 1,452 772
nCino Inc
(d)
4,189 120
Nutanix Inc
(d)
8,291 231
Paycor HCM Inc
(d)
4,131 104
Playtika Holding Corp
(d)
692 7
Procore Technologies Inc
(d)
1,473 82
SentinelOne Inc
(d)
4,142 63
SS&C Technologies Holdings Inc 16,626 1,003
Take-Two Interactive Software Inc
(d)
2,109 239
Teradata Corp
(d)
3,516 123
Twilio Inc
(d)
8,167 489
Tyler Technologies Inc
(d)
395 127
UiPath Inc
(d)
25,822 397
Unity Software Inc
(d),(e)
123,838 4,399
Zoom Video Communications Inc
(d)
9,433 707
$ 25,131
Telecommunications - 1 .10%
Ciena Corp
(d)
183,179 9,529
Corning Inc 53,473 1,851
Frontier Communications Parent Inc
(d)
18,357 543
Juniper Networks Inc 24,051 777
Lumen Technologies Inc 77,051 404
Motorola Solutions Inc 118,398 30,429
Ubiquiti Inc 208 61

Schedule of Investments
MidCap Value Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
5,388 $ 186
$ 43,780
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 9,891 585
Mattel Inc
(d)
13,649 279
$ 864
Transportation - 2 .71%
CH Robinson Worldwide Inc 6,397 641
Expeditors International of Washington Inc 123,436 13,350
JB Hunt Transport Services Inc 162,685 30,755
Kirby Corp
(d)
4,475 317
Knight-Swift Transportation Holdings Inc 11,743 694
Landstar System Inc 215,986 37,329
RXO Inc
(d)
7,091 130
Ryder System Inc 182,064 17,188
Schneider National Inc 279,583 7,409
XPO Inc
(d)
7,091 283
$ 108,096
Water - 0 .07%
American Water Works Co Inc 13,698 2,143
Essential Utilities Inc 17,416 814
$ 2,957
TOTAL COMMON STOCKS $ 3,888,894
Total Investments $ 3,997,022
Other Assets and Liabilities -  (0.11)% (4,258)
TOTAL NET ASSETS - 100.00% $ 3,992,764
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,758 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,814 or 0.10% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .39%
Industrial 21 .47%
Consumer, Non-cyclical 15 .86%
Consumer, Cyclical 12 .65%
Technology 8 .49%
Basic Materials 4 .37%
Utilities 4 .36%
Energy 4 .07%
Money Market Funds 2 .45%
Communications 1 .74%
Investment Companies 0 .26%
Other Assets and Liabilities
( 0 .11 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 250,847 $ 156,963 $ 93,884
Principal Government Money Market Fund - Institutional Class 4.19% 108,689 273,755 382,444 —
$ 108,689 $ 524,602 $ 539,407 $ 93,884
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 478 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 387 — — —
$ 865 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2023 Long 80 $ 21,303 $ 1,231
Total $ 1,231
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .94 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares MSCI EAFE Value ETF
(a)
111,000 $ 5,510
Money Market Funds - 1 .69%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(b),(c)
2,300,566 2,301
Principal Government Money Market Fund -
Class R-6 4.25%
(b),(d)
34,456,296 34,456
$ 36,757
TOTAL INVESTMENT COMPANIES $ 42,267
COMMON STOCKS - 96 .92 % Shares Held Value (000's)
Advertising - 0 .06%
Dentsu Group Inc 7,700 $ 248
Hakuhodo DY Holdings Inc 8,200 89
Publicis Groupe SA 8,168 576
WPP PLC 39,049 456
$ 1,369
Aerospace & Defense - 3 .94%
BAE Systems PLC 1,410,937 14,936
Dassault Aviation SA 312 53
Rheinmetall AG 78,387 18,316
Rolls-Royce Holdings PLC
(e)
30,172,604 39,476
Thales SA 99,016 13,096
$ 85,877
Agriculture - 0 .54%
British American Tobacco PLC 256,039 9,815
Imperial Brands PLC 32,284 810
Japan Tobacco Inc 43,100 879
Wilmar International Ltd 68,900 214
$ 11,718
Airlines - 0 .91%
ANA Holdings Inc
(e)
3,000 66
Deutsche Lufthansa AG
(e)
21,372 227
Japan Airlines Co Ltd
(e)
2,700 57
Qantas Airways Ltd
(e)
11,568 52
Ryanair Holdings PLC ADR
(e)
214,401 19,410
$ 19,812
Apparel - 0 .08%
Kering SA 2,630 1,641
Automobile Manufacturers - 2 .17%
Bayerische Motoren Werke AG 11,838 1,206
Daimler Truck Holding AG
(e)
573,310 19,265
Honda Motor Co Ltd 593,238 14,675
Isuzu Motors Ltd 20,800 263
Mazda Motor Corp 20,600 164
Mercedes-Benz Group AG 28,689 2,135
Nissan Motor Co Ltd 83,200 299
Renault SA
(e)
6,874 279
Stellantis NV 78,688 1,237
Subaru Corp 14,600 240
Suzuki Motor Corp 13,200 495
Toyota Motor Corp 379,450 5,572
Volkswagen AG 1,055 185
Volvo AB - A Shares 7,159 149
Volvo AB - B Shares 53,957 1,071
Volvo Car AB
(a),(e)
21,305 106
$ 47,341
Automobile Parts & Equipment - 1 .95%
Aisin Corp 5,400 157
Bridgestone Corp 20,400 762
Cie Generale des Etablissements Michelin SCA 676,764 21,399
Continental AG 3,934 276
Koito Manufacturing Co Ltd 872,952 14,725
NGK Insulators Ltd 8,800 122
Sumitomo Electric Industries Ltd 25,700 309
Toyota Industries Corp 5,200 316
Valeo 198,251 4,333
$ 42,399
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 14 .27%
ABN AMRO Bank NV
(f)
14,443 $ 240
AIB Group PLC 38,233 161
ANZ Group Holdings Ltd 106,905 1,903
Banco Bilbao Vizcaya Argentaria SA 216,933 1,532
Banco Bradesco SA ADR 1,333,007 3,719
Banco Santander SA 600,469 2,099
Bank Hapoalim BM 45,411 409
Bank Leumi Le-Israel BM 55,200 488
Bank of Ireland Group PLC 38,268 409
Banque Cantonale Vaudoise 1,076 102
Barclays PLC 10,404,535 23,918
BNP Paribas SA 128,564 8,830
BOC Hong Kong Holdings Ltd 9,032,271 31,567
CaixaBank SA 615,458 2,730
Chiba Bank Ltd/The 18,900 143
Commerzbank AG
(e)
38,063 435
Commonwealth Bank of Australia 30,417 2,374
Concordia Financial Group Ltd 39,100 172
Credit Agricole SA 43,278 521
Credit Suisse Group AG 62,979 217
Danske Bank A/S
(e)
24,664 514
Deutsche Bank AG 73,899 986
DNB Bank ASA 33,262 622
Erste Group Bank AG 12,294 466
Hang Seng Bank Ltd 27,500 458
HSBC Holdings PLC 6,442,233 47,469
ING Groep NV 4,315,763 62,493
Intesa Sanpaolo SpA 597,320 1,571
Israel Discount Bank Ltd 44,228 226
Japan Post Bank Co Ltd 14,900 132
KBC Group NV 8,943 662
Lloyds Banking Group PLC 2,438,489 1,587
Macquarie Group Ltd 13,124 1,751
Mediobanca Banca di Credito Finanziario SpA 21,644 233
Mitsubishi UFJ Financial Group Inc 427,800 3,134
Mizrahi Tefahot Bank Ltd 3,583 118
Mizuho Financial Group Inc 86,400 1,350
NatWest Group PLC 190,020 725
Nordea Bank Abp 120,207 1,405
Oversea-Chinese Banking Corp Ltd 121,200 1,197
Resona Holdings Inc 77,500 429
Shizuoka Financial Group Inc 16,100 136
Skandinaviska Enskilda Banken AB 57,778 699
Societe Generale SA 28,867 859
Standard Chartered PLC 58,108 488
Sumitomo Mitsui Financial Group Inc 320,300 13,921
Sumitomo Mitsui Trust Holdings Inc 12,107 441
Svenska Handelsbanken AB 52,155 544
Swedbank AB 569,751 10,960
UBS Group AG 119,722 2,556
UniCredit SpA 2,136,736 41,733
United Overseas Bank Ltd 1,191,760 27,089
Westpac Banking Corp 125,181 2,106
$ 311,029
Beverages - 2 .39%
Anheuser-Busch InBev SA/NV 177,342 10,705
Asahi Group Holdings Ltd 16,300 538
Coca-Cola Europacific Partners PLC 261,015 14,674
Coca-Cola HBC AG
(e)
4,687 114
Ito En Ltd 900 32
JDE Peet's NV 1,258 38
Kirin Holdings Co Ltd 1,003,003 15,456
Pernod Ricard SA 50,313 10,416
Suntory Beverage & Food Ltd 1,800 61
$ 52,034
Biotechnology - 0 .01%
Argenx SE
(e)
689 262

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .90%
AGC Inc 6,800 $ 251
Cie de Saint-Gobain 17,663 1,014
CRH PLC 322,514 15,055
CRH PLC 26,996 1,261
HeidelbergCement AG 5,178 355
Holcim AG
(e)
19,819 1,185
Lixil Corp 10,400 180
ROCKWOOL A/S 316 91
TOTO Ltd 2,600 101
Xinyi Glass Holdings Ltd 64,000 136
$ 19,629
Chemicals - 3 .56%
Air Liquide SA 115,617 18,409
Akzo Nobel NV 529,269 39,423
Arkema SA 143,213 14,491
Asahi Kasei Corp 45,000 341
BASF SE 32,840 1,883
Clariant AG
(e)
2,719 47
Covestro AG
(f)
6,909 318
Croda International PLC 1,744 149
Evonik Industries AG 7,500 167
Johnson Matthey PLC 6,550 183
Koninklijke DSM NV 2,187 281
Mitsubishi Chemical Group Corp 45,900 257
Mitsui Chemicals Inc 6,700 158
OCI NV 3,766 128
Solvay SA 2,650 309
Sumitomo Chemical Co Ltd 53,500 205
Toray Industries Inc 49,700 305
Tosoh Corp 9,300 122
Umicore SA 4,866 184
Yara International ASA 5,921 263
$ 77,623
Commercial Services - 2 .65%
Adecco Group AG 5,721 212
Amadeus IT Group SA
(e)
360,072 22,686
Dai Nippon Printing Co Ltd 8,000 189
Randstad NV 216,888 13,902
RELX PLC 309,156 9,185
RELX PLC 340,637 10,135
Secom Co Ltd 3,700 220
Securitas AB 17,596 161
SGS SA 113 276
TOPPAN INC 9,500 153
Transurban Group 54,965 539
$ 57,658
Computers - 0 .01%
CyberArk Software Ltd
(e)
728 103
Otsuka Corp 1,500 49
$ 152
Consumer Products - 1 .29%
Henkel AG & Co KGaA 3,716 248
Reckitt Benckiser Group PLC 390,854 27,853
$ 28,101
Cosmetics & Personal Care - 1 .08%
Haleon PLC
(e)
181,598 728
Kao Corp 8,400 340
Unilever PLC 443,456 22,571
$ 23,639
Distribution & Wholesale - 0 .26%
Bunzl PLC 4,223 155
ITOCHU Corp 21,200 685
Marubeni Corp 55,500 681
Mitsubishi Corp 45,100 1,510
Mitsui & Co Ltd 51,100 1,508
Sumitomo Corp 40,400 725
Toyota Tsusho Corp 7,500 318
$ 5,582
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .19%
abrdn plc 76,930 $ 203
AerCap Holdings NV
(e)
4,833 305
Amundi SA
(f)
2,194 144
Azimut Holding SpA 471,857 11,780
Daiwa Securities Group Inc 47,900 226
Euronext NV
(f)
3,061 248
Hargreaves Lansdown PLC 12,722 140
Julius Baer Group Ltd 510,155 32,723
Mitsubishi HC Capital Inc 23,700 121
Nomura Holdings Inc 104,200 416
ORIX Corp 43,000 756
SBI Holdings Inc 9,000 191
Schroders PLC 26,148 155
St James's Place PLC 19,455 295
$ 47,703
Electric - 3 .58%
Chubu Electric Power Co Inc 23,000 248
CLP Holdings Ltd 59,000 438
E.ON SE 80,271 875
EDP - Energias de Portugal SA 99,256 493
EDP Renovaveis SA 5,151 112
Electricite de France SA 7,299 96
Endesa SA 11,359 226
Enel SpA 7,317,526 43,086
Engie SA 65,305 927
Fortum Oyj 15,883 239
HK Electric Investments & HK Electric
Investments Ltd
96,000 66
Iberdrola SA 986,504 11,573
Kansai Electric Power Co Inc/The 25,400 244
Mercury NZ Ltd 24,710 96
Meridian Energy Ltd 23,043 80
National Grid PLC 130,864 1,664
Origin Energy Ltd 61,598 327
Orsted AS
(f)
4,397 392
Power Assets Holdings Ltd 50,000 283
Red Electrica Corp SA 14,512 257
RWE AG 332,433 14,800
SSE PLC 38,177 815
Terna - Rete Elettrica Nazionale 50,309 398
Tokyo Electric Power Co Holdings Inc
(e)
54,500 204
$ 77,939
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 8,500 132
Electronics - 0 .80%
Kyocera Corp 11,400 592
Murata Manufacturing Co Ltd 292,900 16,736
Venture Corp Ltd 9,900 140
Yokogawa Electric Corp 3,100 54
$ 17,522
Engineering & Construction - 1 .76%
ACS Actividades de Construccion y Servicios SA 7,743 229
ACS Actividades de Construccion y Servicios
SA - Rights
(e)
7,743 4
Aena SME SA
(e),(f)
110,156 16,551
Auckland International Airport Ltd
(e)
15,665 86
Beijing Capital International Airport Co Ltd
(e)
7,868,000 5,984
Bouygues SA 8,207 270
CK Infrastructure Holdings Ltd 23,000 128
Eiffage SA 1,490 159
Ferrovial SA 17,447 515
Kajima Corp 15,200 187
Keppel Corp Ltd 52,300 302
Lendlease Corp Ltd 24,634 150
Obayashi Corp 23,400 182
Shimizu Corp 19,800 111
Skanska AB 12,166 215
Taisei Corp 6,500 224

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 114,920 $ 12,985
$ 38,282
Entertainment - 1 .17%
Genting Singapore Ltd 33,082,475 25,055
Oriental Land Co Ltd/Japan 2,500 417
Toho Co Ltd/Tokyo 1,500 55
$ 25,527
Food - 4 .05%
Associated British Foods PLC 770,412 17,685
Carrefour SA 507,925 9,661
CK Hutchison Holdings Ltd 2,385,500 15,181
Danone SA 778,841 42,711
J Sainsbury PLC 62,862 204
Kesko Oyj 9,764 228
Koninklijke Ahold Delhaize NV 37,391 1,116
MEIJI Holdings Co Ltd 4,000 206
Nisshin Seifun Group Inc 7,100 89
Ocado Group PLC
(e)
13,419 107
Orkla ASA 26,856 201
Salmar ASA 817 38
Tesco PLC 266,890 811
WH Group Ltd
(f)
151,000 93
$ 88,331
Food Service - 0 .84%
Compass Group PLC 764,653 18,266
Forest Products & Paper - 0 .10%
Holmen AB 3,353 138
Mondi PLC 17,364 327
Oji Holdings Corp 29,300 121
Smurfit Kappa Group PLC 8,839 371
Stora Enso Oyj 19,705 282
Svenska Cellulosa AB SCA 14,080 196
UPM-Kymmene Oyj 19,086 692
$ 2,127
Gas - 0 .85%
Centrica PLC 13,672,571 17,033
Enagas SA 8,902 160
Hong Kong & China Gas Co Ltd 402,300 404
Naturgy Energy Group SA 5,201 148
Osaka Gas Co Ltd 13,500 218
Snam SpA 72,100 367
Tokyo Gas Co Ltd 14,100 295
$ 18,625
Hand & Machine Tools - 0 .83%
Fuji Electric Co Ltd 2,900 118
Makita Corp 665,700 17,732
Schindler Holding AG - PC 728 155
$ 18,005
Healthcare - Products - 2 .17%
Elekta AB 2,212,056 16,101
EssilorLuxottica SA 5,197 954
Koninklijke Philips NV 958,938 16,556
Smith & Nephew PLC 988,559 13,652
$ 47,263
Healthcare - Services - 0 .05%
Eurofins Scientific SE 2,407 173
Fresenius Medical Care AG & Co KGaA 7,345 276
Fresenius SE & Co KGaA 15,101 437
Ramsay Health Care Ltd 2,294 108
Sonic Healthcare Ltd 5,707 128
$ 1,122
Holding Companies - Diversified - 0 .02%
Jardine Matheson Holdings Ltd 5,518 293
Swire Pacific Ltd 18,000 165
$ 458
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .68%
Barratt Developments PLC 36,562 $ 208
Berkeley Group Holdings PLC 3,906 200
Daiwa House Industry Co Ltd 21,600 519
Iida Group Holdings Co Ltd 5,300 88
Persimmon PLC 782,743 13,671
Taylor Wimpey PLC 126,287 183
$ 14,869
Home Furnishings - 0 .05%
Electrolux AB
(a)
7,865 111
Hoshizaki Corp 2,000 72
Panasonic Holdings Corp 79,100 734
SEB SA 889 93
Sharp Corp/Japan
(a)
8,300 69
$ 1,079
Insurance - 5 .32%
Admiral Group PLC 6,443 175
Aegon NV 63,887 352
Ageas SA/NV 5,767 282
Allianz SE 104,352 24,952
Assicurazioni Generali SpA 39,718 775
Aviva PLC 100,213 565
AXA SA 683,430 21,322
Baloise Holding AG 1,637 269
Dai-ichi Life Holdings Inc 35,200 826
Gjensidige Forsikring ASA 4,651 84
Hannover Rueck SE 1,077 219
Japan Post Holdings Co Ltd 85,200 748
Japan Post Insurance Co Ltd 7,300 130
Legal & General Group PLC 4,803,714 15,117
M&G PLC 89,835 224
MS&AD Insurance Group Holdings Inc 16,000 513
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
1,753 633
NN Group NV 9,976 433
Phoenix Group Holdings PLC 26,818 213
Prudential PLC 2,011,133 33,415
Sampo Oyj 17,153 901
Sompo Holdings Inc 11,100 478
Suncorp Group Ltd 45,147 401
Swiss Life Holding AG 1,102 652
Swiss Re AG 3,775 395
T&D Holdings Inc 18,900 303
Zurich Insurance Group AG 23,498 11,621
$ 115,998
Internet - 0 .14%
Just Eat Takeaway.com NV
(e),(f)
6,532 167
Meituan
(e),(f)
5,050 113
Rakuten Group Inc 15,900 81
Tencent Holdings Ltd 50,500 2,461
Trend Micro Inc/Japan 2,400 119
United Internet AG 3,497 81
$ 3,022
Investment Companies - 0 .10%
Eurazeo SE 1,559 109
EXOR NV
(e)
3,877 308
Groupe Bruxelles Lambert NV 3,554 304
Industrivarden AB - A Shares 3,029 80
Investor AB - A Shares 17,830 356
Investor AB - B Shares 42,341 823
L E Lundbergforetagen AB 1,780 83
Sofina SA 191 45
Washington H Soul Pattinson & Co Ltd 7,743 158
$ 2,266
Iron & Steel - 0 .26%
ArcelorMittal SA 115,133 3,572
BlueScope Steel Ltd 16,829 230
Fortescue Metals Group Ltd 60,549 956
JFE Holdings Inc 17,700 233
Nippon Steel Corp 29,100 606

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
voestalpine AG 4,152 $ 138
$ 5,735
Leisure Products & Services - 0 .01%
Yamaha Motor Co Ltd 10,500 259
Lodging - 1 .46%
Accor SA
(e)
757,023 24,572
City Developments Ltd 14,700 93
Sands China Ltd
(e)
1,864,400 6,991
Whitbread PLC 4,695 177
$ 31,833
Machinery - Construction & Mining - 1 .74%
Hitachi Construction Machinery Co Ltd 4,000 94
Hitachi Ltd 34,600 1,815
Komatsu Ltd 793,147 19,491
Mitsubishi Electric Corp 1,412,811 15,570
Mitsubishi Heavy Industries Ltd 11,300 443
Sandvik AB 13,342 276
Siemens Energy AG
(a)
15,588 326
$ 38,015
Machinery - Diversified - 2 .67%
Atlas Copco AB - A Shares 33,611 399
FANUC Corp 180,000 31,804
GEA Group AG 1,895 85
Husqvarna AB 15,005 128
Kone Oyj 7,899 431
Kubota Corp 23,800 358
Nabtesco Corp 840,658 24,613
Omron Corp 2,200 127
Wartsila OYJ Abp 16,927 161
Yaskawa Electric Corp 2,900 113
$ 58,219
Media - 1 .12%
Bollore SE 31,649 177
Informa PLC 2,860,387 23,657
Pearson PLC 23,688 270
Vivendi SE 25,763 277
$ 24,381
Metal Fabrication & Hardware - 1 .71%
NSK Ltd 2,367,200 13,314
SKF AB 1,346,404 23,829
Tenaris SA 5,911 105
$ 37,248
Mining - 1 .96%
Anglo American PLC 45,435 1,960
Antofagasta PLC 14,103 303
BHP Group Ltd 181,126 6,344
Boliden AB
(e)
9,780 439
Glencore PLC 349,303 2,339
Gold Fields Ltd 1,222,303 13,932
Newcrest Mining Ltd 31,932 507
Norsk Hydro ASA 48,086 390
Rio Tinto Ltd 13,273 1,191
Rio Tinto PLC 184,379 14,437
South32 Ltd 165,487 531
Sumitomo Metal Mining Co Ltd 8,700 353
$ 42,726
Miscellaneous Manufacturers - 1 .32%
Alstom SA 813,765 24,198
Knorr-Bremse AG 2,592 170
Siemens AG 27,351 4,272
Smiths Group PLC 8,423 180
$ 28,820
Office & Business Equipment - 0 .08%
Canon Inc 35,900 797
FUJIFILM Holdings Corp 12,800 677
Ricoh Co Ltd 20,700 161
Seiko Epson Corp 10,200 158
$ 1,793
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .81%
Aker BP ASA 617,789 $ 18,819
BP PLC 2,123,107 12,824
DCC PLC 3,530 201
ENEOS Holdings Inc 109,910 393
Eni SpA 89,390 1,376
Equinor ASA 34,063 1,038
Galp Energia SGPS SA 17,925 245
Idemitsu Kosan Co Ltd 7,600 190
Inpex Corp 37,400 411
OMV AG 5,266 264
Repsol SA 49,332 810
Santos Ltd 113,974 582
Shell PLC 259,732 7,625
Suncor Energy Inc 669,732 23,245
TotalEnergies SE 214,682 13,272
Woodside Energy Group Ltd 67,890 1,758
$ 83,053
Packaging & Containers - 0 .67%
DS Smith PLC 3,314,119 14,509
Pharmaceuticals - 7 .15%
Astellas Pharma Inc 42,800 630
AstraZeneca PLC 153,480 20,108
Bayer AG 254,135 15,819
Eisai Co Ltd 4,400 272
GSK PLC 693,662 12,184
Hikma Pharmaceuticals PLC 5,902 125
Ipsen SA 470 49
Novartis AG 283,571 25,637
Orion Oyj 1,908 102
Roche Holding AG 74,607 23,290
Sanofi 233,066 22,823
Shionogi & Co Ltd 3,200 153
Sino Biopharmaceutical Ltd 24,639,405 14,337
Takeda Pharmaceutical Co Ltd 623,100 19,588
Teva Pharmaceutical Industries Ltd ADR
(e)
39,709 419
UCB SA 2,261 186
$ 155,722
Pipelines - 1 .01%
Enbridge Inc 537,503 22,008
Private Equity - 0 .04%
3i Group PLC 34,800 679
Partners Group Holding AG 282 264
$ 943
Real Estate - 0 .87%
Aroundtown SA 35,724 99
Azrieli Group Ltd 1,516 98
CK Asset Holdings Ltd 72,000 460
Daito Trust Construction Co Ltd 2,200 217
Fastighets AB Balder
(e)
14,663 76
Hang Lung Properties Ltd 74,000 140
Henderson Land Development Co Ltd 52,438 194
Hongkong Land Holdings Ltd 2,760,730 13,497
Hulic Co Ltd 13,900 114
LEG Immobilien SE 2,647 207
Mitsubishi Estate Co Ltd 42,400 545
New World Development Co Ltd 54,451 163
Nomura Real Estate Holdings Inc 4,400 97
Sekisui House Ltd
(a)
22,200 420
Sino Land Co Ltd 126,000 164
Sumitomo Realty & Development Co Ltd 11,200 273
Sun Hung Kai Properties Ltd 51,883 736
Swire Properties Ltd 41,800 117
Swiss Prime Site AG 2,743 244
UOL Group Ltd 11,000 59
Vonovia SE 25,612 723
Wharf Real Estate Investment Co Ltd 60,000 343
$ 18,986

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .25%
British Land Co PLC/The 31,488 $ 172
CapitaLand Ascendas REIT 120,500 265
CapitaLand Integrated Commercial Trust 189,999 311
Covivio 1,694 116
Daiwa House REIT Investment Corp 79 172
Gecina SA 1,643 195
GLP J-Reit 75 85
GPT Group/The 68,492 222
Japan Metropolitan Fund Invest 251 194
Japan Real Estate Investment Corp 44 189
Klepierre SA
(e)
7,694 195
Land Securities Group PLC 25,292 222
Link REIT 75,700 606
Mapletree Logistics Trust 120,200 155
Mapletree Pan Asia Commercial Trust 84,800 118
Mirvac Group 141,084 228
Nippon Building Fund Inc 54 236
Nippon Prologis REIT Inc
(e)
49 111
Nomura Real Estate Master Fund Inc
(e)
151 177
Scentre Group 185,581 403
Segro PLC 15,134 156
Stockland 85,354 238
Unibail-Rodamco-Westfield
(e)
4,218 273
Vicinity Ltd 138,352 202
Warehouses De Pauw CVA 5,773 183
$ 5,424
Retail - 1 .59%
Alimentation Couche-Tard Inc 219,157 10,008
Cie Financiere Richemont SA 42,247 6,513
H & M Hennes & Mauritz AB
(a)
26,115 321
Industria de Diseno Textil SA 516,057 16,112
Jardine Cycle & Carriage Ltd 3,500 77
Kingfisher PLC 70,353 243
Next PLC 4,619 378
Nitori Holdings Co Ltd 1,000 132
Pandora A/S 3,240 270
Swatch Group AG/The - BR 1,035 375
Swatch Group AG/The - REG 1,883 124
USS Co Ltd 2,700 44
$ 34,597
Semiconductors - 3 .05%
Samsung Electronics Co Ltd 588,786 29,328
SK Hynix Inc 397,867 28,783
SUMCO Corp 12,400 184
Tokyo Electron Ltd 23,100 8,074
$ 66,369
Software - 1 .43%
SAP SE 262,179 31,079
Ubisoft Entertainment SA
(e)
1,181 24
$ 31,103
Telecommunications - 1 .44%
BT Group PLC 248,495 383
Deutsche Telekom AG 856,091 19,073
Elisa Oyj 3,307 188
HKT Trust & HKT Ltd 138,000 181
KDDI Corp 57,700 1,803
Koninklijke KPN NV 118,110 404
Nokia OYJ 193,480 917
Orange SA 71,334 755
Singapore Telecommunications Ltd 103,200 198
SoftBank Corp 102,900 1,177
SoftBank Group Corp 43,100 2,040
Spark New Zealand Ltd 66,919 226
Swisscom AG 927 548
Tele2 AB 20,373 176
Telecom Italia SpA/Milano
(e)
231,575 67
Telefonaktiebolaget LM Ericsson 104,358 605
Telefonica Deutschland Holding AG 37,226 110
Telefonica SA 185,843 706
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telenor ASA 25,021 $ 262
Telia Co AB 95,047 245
Telstra Group Ltd 72,298 209
Vodafone Group PLC 944,272 1,089
$ 31,362
Transportation - 1 .58%
AP Moller - Maersk A/S - A 54 115
AP Moller - Maersk A/S - B 179 389
Canadian National Railway Co 123,211 14,666
Central Japan Railway Co 5,100 622
Deutsche Post AG 362,797 15,621
East Japan Railway Co 7,000 390
Getlink SE 7,864 133
Hankyu Hanshin Holdings Inc 5,300 157
Keio Corp 1,800 66
Keisei Electric Railway Co Ltd 1,700 50
Kintetsu Group Holdings Co Ltd 4,000 130
Mitsui OSK Lines Ltd
(a)
12,400 308
MTR Corp Ltd 56,000 300
Nippon Express Holdings Inc 2,700 157
Nippon Yusen KK 17,500 416
Odakyu Electric Railway Co Ltd 5,300 70
Poste Italiane SpA
(f)
18,683 200
SITC International Holdings Co Ltd 46,000 100
Tobu Railway Co Ltd 3,400 80
Tokyu Corp 9,400 121
West Japan Railway Co 5,100 214
ZIM Integrated Shipping Services Ltd
(a)
3,006 57
$ 34,362
Water - 0 .92%
Severn Trent PLC 5,842 203
United Utilities Group PLC 24,382 319
Veolia Environnement SA 657,923 19,529
$ 20,051
TOTAL COMMON STOCKS $ 2,111,920
PREFERRED STOCKS - 1 .02 % Shares Held Value (000's)
Automobile Manufacturers - 0 .06%
Bayerische Motoren Werke AG 5.82% 2,124 $ 201
Porsche Automobil Holding SE 2.56% 5,474 327
Volkswagen AG 7.56% 6,636 921
$ 1,449
Consumer Products - 0 .96%
Henkel AG & Co KGaA 1.85% 292,804 20,877
TOTAL PREFERRED STOCKS $ 22,326
Total Investments $ 2,176,513
Other Assets and Liabilities -  0.12% 2,593
TOTAL NET ASSETS - 100.00% $ 2,179,106
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,199 or 0.10% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,301 or
0.11% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,466 or 0.85% of net assets.

Schedule of Investments
Overseas Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 21 .73%
France 13 .38%
Japan 12 .84%
Germany 9 .09%
Netherlands 6 .32%
Switzerland 5 .05%
Italy 4 .66%
Hong Kong 3 .71%
Spain 3 .50%
Canada 3 .21%
Sweden 2 .68%
Korea, Republic Of 2 .67%
Singapore 2 .51%
United States 1 .94%
Ireland 1 .71%
Australia 1 .09%
Norway 0 .99%
South Africa 0 .64%
Belgium 0 .58%
China 0 .39%
Macao 0 .33%
Finland 0 .24%
Luxembourg 0 .19%
Brazil 0 .17%
Israel 0 .09%
Denmark 0 .08%
Austria 0 .03%
Portugal 0 .03%
New Zealand 0 .01%
Jordan 0 .01%
Chile 0 .01%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 227,885 $ 193,429 $ 34,456
Principal Government Money Market Fund - Institutional Class 4.19% 34,824 308,228 343,052 —
$ 34,824 $ 536,113 $ 536,481 $ 34,456
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 216 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 172 — — —
$ 388 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2023 Long 119 $ 12,608 $ 272
Total $ 272
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .57 % Shares Held Value (000's)
Money Market Funds - 0 .57%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
486,000 $ 486
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
18,030,144 18,030
$ 18,516
TOTAL INVESTMENT COMPANIES $ 18,516
COMMON STOCKS - 99 .57 % Shares Held Value (000's)
Aerospace & Defense - 0 .88%
Raytheon Technologies Corp 290,721 $ 29,029
Apparel - 1 .63%
Deckers Outdoor Corp
(d)
95,737 40,926
NIKE Inc 99,003 12,606
$ 53,532
Automobile Manufacturers - 2 .85%
Cummins Inc 108,894 27,173
PACCAR Inc 326,127 35,649
Tesla Inc
(d)
176,682 30,605
$ 93,427
Automobile Parts & Equipment - 0 .36%
Magna International Inc 180,643 11,731
Banks - 5 .02%
First Republic Bank/CA 118,038 16,629
JPMorgan Chase & Co 503,665 70,493
Morgan Stanley 456,133 44,396
PNC Financial Services Group Inc/The 200,593 33,184
$ 164,702
Beverages - 1 .43%
Keurig Dr Pepper Inc 1,326,800 46,810
Biotechnology - 0 .12%
Provention Bio Inc
(d)
460,658 3,989
Chemicals - 3 .25%
Air Products and Chemicals Inc 122,116 39,139
Albemarle Corp 101,012 28,430
FMC Corp 294,344 39,186
$ 106,755
Commercial Services - 1 .05%
Morningstar Inc 65,738 15,967
PayPal Holdings Inc
(d)
225,183 18,350
$ 34,317
Computers - 5 .72%
Amdocs Ltd 331,136 30,441
Apple Inc 1,091,371 157,474
$ 187,915
Consumer Products - 0 .92%
Church & Dwight Co Inc 374,961 30,319
Diversified Financial Services - 7 .93%
Ameriprise Financial Inc 122,959 43,050
BlackRock Inc 19,281 14,638
Charles Schwab Corp/The 320,591 24,820
Discover Financial Services 118,332 13,813
Nasdaq Inc 667,185 40,158
Visa Inc 538,033 123,861
$ 260,340
Electric - 3 .11%
Constellation Energy Corp 358,425 30,595
NextEra Energy Inc 533,015 39,779
Xcel Energy Inc 460,868 31,694
$ 102,068
Electronics - 0 .41%
Honeywell International Inc 65,329 13,620
Energy - Alternate Sources - 0 .10%
Enphase Energy Inc
(d)
15,166 3,357
Environmental Control - 0 .80%
Republic Services Inc 209,822 26,190
Food - 0 .83%
Simply Good Foods Co/The
(d)
746,721 27,106
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4 .32%
Abbott Laboratories 452,307 $ 50,002
Cooper Cos Inc/The 36,726 12,815
Edwards Lifesciences Corp
(d)
126,147 9,675
Medtronic PLC 234,181 19,599
Thermo Fisher Scientific Inc 87,456 49,879
$ 141,970
Healthcare - Services - 2 .60%
HCA Healthcare Inc 104,976 26,776
UnitedHealth Group Inc 117,462 58,636
$ 85,412
Home Furnishings - 0 .30%
Sonos Inc
(d)
538,699 9,934
Insurance - 3 .01%
Fidelity National Financial Inc 392,589 17,286
Marsh & McLennan Cos Inc 224,801 39,320
Progressive Corp/The 310,527 42,340
$ 98,946
Internet - 7 .38%
Alphabet Inc - A Shares
(d)
1,071,661 105,923
Amazon.com Inc
(d)
861,035 88,798
Meta Platforms Inc
(d)
220,392 32,832
Shopify Inc
(d)
301,341 14,847
$ 242,400
Leisure Products & Services - 0 .45%
YETI Holdings Inc
(d)
330,876 14,810
Machinery - Construction & Mining - 0 .95%
Epiroc AB - A Shares 1,601,553 31,161
Machinery - Diversified - 0 .96%
Deere & Co 74,521 31,510
Media - 3 .52%
Charter Communications Inc
(d)
26,270 10,096
Comcast Corp - Class A 1,377,626 54,210
Nexstar Media Group Inc 152,967 31,323
Walt Disney Co/The
(d)
184,433 20,009
$ 115,638
Miscellaneous Manufacturers - 2 .42%
Parker-Hannifin Corp 136,606 44,533
Trane Technologies PLC 195,712 35,056
$ 79,589
Oil & Gas - 4 .58%
Chevron Corp 363,322 63,225
EOG Resources Inc 269,927 35,698
Helmerich & Payne Inc 293,354 14,210
Marathon Petroleum Corp 289,087 37,154
$ 150,287
Oil & Gas Services - 0 .21%
Schlumberger Ltd 119,935 6,834
Pharmaceuticals - 6 .10%
Bristol-Myers Squibb Co 318,832 23,163
CVS Health Corp 412,076 36,353
Eli Lilly & Co 118,110 40,648
Merck & Co Inc 328,096 35,241
Pfizer Inc 741,182 32,731
Roche Holding AG ADR 674,181 26,394
SIGA Technologies Inc
(e)
783,421 5,742
$ 200,272
REITs - 3 .08%
Alexandria Real Estate Equities Inc 129,829 20,869
American Tower Corp 87,291 19,500
Extra Space Storage Inc 70,110 11,065
Host Hotels & Resorts Inc 1,924,933 36,285
Prologis Inc 104,604 13,523
$ 101,242
Retail - 6 .15%
Chipotle Mexican Grill Inc
(d)
12,963 21,342
Costco Wholesale Corp 72,665 37,142
Home Depot Inc/The 125,680 40,742

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lululemon Athletica Inc
(d)
30,030 $ 9,216
O'Reilly Automotive Inc
(d)
33,881 26,846
Papa John's International Inc 107,413 9,634
Starbucks Corp 70,642 7,710
Target Corp 52,623 9,058
Tractor Supply Co 175,917 40,107
$ 201,797
Semiconductors - 5 .04%
Broadcom Inc 106,295 62,184
Lam Research Corp 67,841 33,927
Microchip Technology Inc 358,774 27,848
NVIDIA Corp 212,711 41,557
$ 165,516
Software - 9 .09%
Adobe Inc
(d)
130,710 48,407
Fair Isaac Corp
(d)
57,400 38,226
Microsoft Corp 600,671 148,852
Roper Technologies Inc 85,256 36,383
Salesforce Inc
(d)
104,481 17,550
ServiceNow Inc
(d)
19,729 8,979
$ 298,397
Telecommunications - 1 .30%
T-Mobile US Inc
(d)
285,808 42,674
Transportation - 1 .70%
Expeditors International of Washington Inc 264,824 28,641
Union Pacific Corp 132,901 27,137
$ 55,778
TOTAL COMMON STOCKS $ 3,269,374
Total Investments $ 3,287,890
Other Assets and Liabilities -  (0.14)% (4,506)
TOTAL NET ASSETS - 100.00% $ 3,283,384
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $486 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $475 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 19 .85%
Financial 19 .04%
Consumer, Non-cyclical 17 .37%
Communications 12 .20%
Consumer, Cyclical 11 .74%
Industrial 8 .12%
Energy 4 .89%
Basic Materials 3 .25%
Utilities 3 .11%
Money Market Funds 0 .57%
Other Assets and Liabilities
( 0 .14 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 137,655 $ 119,625 $ 18,030
Principal Government Money Market Fund - Institutional Class 4.19% 93,232 154,459 247,691 —
$ 93,232 $ 292,114 $ 367,316 $ 18,030
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 331 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 221 — — —
$ 552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .51%
Blue Chip Fund
(a),(b)
586,099 $ 17,993
Core Fixed Income Fund
(a)
21,732,307 188,636
Diversified International Fund
(a)
2,117,371 26,065
Diversified Real Asset Fund
(a)
1,137,862 13,029
International Small Company Fund
(a)
497,358 4,864
LargeCap Growth Fund I
(a),(b)
1,221,044 17,436
MidCap Fund
(a),(b)
91,574 3,103
MidCap Value Fund I
(a)
749,991 12,345
Origin Emerging Markets Fund
(a)
648,954 6,288
SmallCap Growth Fund I
(a),(b)
277,798 3,684
SmallCap Value Fund II
(a)
340,167 3,895
$ 297,338
Principal Funds, Inc. Institutional Class - 44 .50%
Equity Income Fund
(a)
504,659 18,708
High Income Fund
(a)
4,355,093 35,233
Inflation Protection Fund
(a)
4,391,768 34,387
LargeCap S&P 500 Index Fund
(a)
874,875 17,909
LargeCap Value Fund III
(a)
1,035,240 18,220
MidCap Growth Fund III
(a),(b)
784,846 8,751
Overseas Fund
(a)
1,330,102 13,580
Short-Term Income Fund
(a)
7,864,810 91,625
$ 238,413
TOTAL INVESTMENT COMPANIES $ 535,751
Total Investments $ 535,751
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 535,680
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .18%
Domestic Equity Funds 22 .78%
International Equity Funds 4 .62%
Specialty Funds 2 .43%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 18,188 $ 185 $ 1,730 $ 17,993
Core Fixed Income Fund 188,825 2,219 13,061 188,636
Diversified International Fund 20,994 3,025 1,153 26,065
Diversified Real Asset Fund 12,672 1,132 564 13,029
Equity Income Fund 18,741 820 1,755 18,708
High Income Fund 36,023 846 2,617 35,233
Inflation Protection Fund 37,623 2,188 4,480 34,387
International Small Company Fund 3,874 564 215 4,864
LargeCap Growth Fund I 18,129 1,760 1,708 17,436
LargeCap S&P 500 Index Fund 18,587 564 1,737 17,909
LargeCap Value Fund III 18,885 1,727 1,752 18,220
MidCap Fund 2,964 104 147 3,103
MidCap Growth Fund III 8,483 184 362 8,751
MidCap Value Fund I 11,861 843 497 12,345
Origin Emerging Markets Fund 4,957 831 283 6,288
Overseas Fund 10,158 2,318 486 13,580
Short-Term Income Fund 83,472 10,070 3,876 91,625
SmallCap Growth Fund I 3,624 45 181 3,684
SmallCap Value Fund II 3,767 404 180 3,895
$ 521,827 $ 29,829 $ 36,784 $ 535,751
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 539 $ 118 $ 811
Core Fixed Income Fund 1,473 (538) — 11,191
Diversified International Fund 272 (95) — 3,294
Diversified Real Asset Fund 344 (28) 735 (183)
Equity Income Fund 110 (8) 642 910
High Income Fund 708 (340) — 1,321
Inflation Protection Fund 2,049 88 — (1,032)
International Small Company Fund 58 (2) — 643
LargeCap Growth Fund I — (332) 1,693 (413)
LargeCap S&P 500 Index Fund 262 (146) 235 641
LargeCap Value Fund III 295 50 1,365 (690)
MidCap Fund — 36 90 146
MidCap Growth Fund III — 17 150 429
MidCap Value Fund I 174 — 623 138
Origin Emerging Markets Fund 174 10 — 773
Overseas Fund 309 20 656 1,570
Short-Term Income Fund 604 (58) — 2,017
SmallCap Growth Fund I — 51 28 145
SmallCap Value Fund II 102 34 286 (130)
$ 6,934 $ (702) $ 6,621 $ 21,581
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .08%
Blue Chip Fund
(a),(b)
328,069 $ 10,072
Core Fixed Income Fund
(a)
10,825,672 93,967
Diversified International Fund
(a)
1,169,482 14,396
Diversified Real Asset Fund
(a)
598,898 6,857
International Small Company Fund
(a)
260,693 2,550
LargeCap Growth Fund I
(a),(b)
683,116 9,755
MidCap Fund
(a),(b)
51,457 1,743
MidCap Value Fund I
(a)
414,726 6,826
Origin Emerging Markets Fund
(a)
369,839 3,584
SmallCap Growth Fund I
(a),(b)
147,485 1,956
SmallCap Value Fund II
(a)
181,134 2,074
$ 153,780
Principal Funds, Inc. Institutional Class - 43 .93%
Equity Income Fund
(a)
282,839 10,485
High Income Fund
(a)
2,142,103 17,330
Inflation Protection Fund
(a)
2,159,673 16,910
LargeCap S&P 500 Index Fund
(a)
491,380 10,058
LargeCap Value Fund III
(a)
580,122 10,210
MidCap Growth Fund III
(a),(b)
431,320 4,809
Overseas Fund
(a)
760,807 7,768
Short-Term Income Fund
(a)
3,683,705 42,915
$ 120,485
TOTAL INVESTMENT COMPANIES $ 274,265
Total Investments $ 274,265
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 274,242
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .65%
Domestic Equity Funds 24 .79%
International Equity Funds 5 .07%
Specialty Funds 2 .50%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 10,345 $ 105 $ 1,139 $ 10,072
Core Fixed Income Fund 93,035 1,266 5,579 93,967
Diversified International Fund 11,780 1,722 892 14,396
Diversified Real Asset Fund 6,769 600 402 6,857
Equity Income Fund 10,664 463 1,154 10,485
High Income Fund 18,011 420 1,589 17,330
Inflation Protection Fund 18,723 1,086 2,429 16,910
International Small Company Fund 2,066 305 161 2,550
LargeCap Growth Fund I 10,311 992 1,127 9,755
LargeCap S&P 500 Index Fund 10,582 317 1,122 10,058
LargeCap Value Fund III 10,747 975 1,154 10,210
MidCap Fund 1,694 59 114 1,743
MidCap Growth Fund III 4,733 101 272 4,809
MidCap Value Fund I 6,663 470 385 6,826
Origin Emerging Markets Fund 2,865 485 217 3,584
Overseas Fund 5,883 1,353 386 7,768
Short-Term Income Fund 42,188 2,290 2,523 42,915
SmallCap Growth Fund I 1,978 25 150 1,956
SmallCap Value Fund II 2,059 219 152 2,074
$ 271,096 $ 13,253 $ 20,947 $ 274,265
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 478 $ 66 $ 283
Core Fixed Income Fund 732 (305) — 5,550
Diversified International Fund 152 132 — 1,654
Diversified Real Asset Fund 183 1 389 (111)
Equity Income Fund 62 212 363 300
High Income Fund 351 (203) — 691
Inflation Protection Fund 1,017 53 — (523)
International Small Company Fund 31 (2) — 342
LargeCap Growth Fund I — (134) 954 (287)
LargeCap S&P 500 Index Fund 148 (103) 133 384
LargeCap Value Fund III 167 212 770 (570)
MidCap Fund — 31 51 73
MidCap Growth Fund III — 15 83 232
MidCap Value Fund I 97 (1) 347 79
Origin Emerging Markets Fund 100 7 — 444
Overseas Fund 178 27 378 891
Short-Term Income Fund 292 (26) — 986
SmallCap Growth Fund I — 72 15 31
SmallCap Value Fund II 55 31 154 (83)
$ 3,565 $ 497 $ 3,703 $ 10,366
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .40%
Blue Chip Fund
(a),(b)
3,881,469 $ 119,161
Core Fixed Income Fund
(a)
102,146,881 886,635
Diversified International Fund
(a)
13,935,485 171,546
Diversified Real Asset Fund
(a)
5,652,525 64,721
International Small Company Fund
(a)
3,270,320 31,984
LargeCap Growth Fund I
(a),(b)
8,085,155 115,456
MidCap Fund
(a),(b)
606,579 20,551
MidCap Value Fund I
(a)
4,945,607 81,405
Origin Emerging Markets Fund
(a)
4,298,444 41,652
SmallCap Growth Fund I
(a),(b)
1,782,442 23,635
SmallCap Value Fund II
(a)
2,184,488 25,012
$ 1,581,758
Principal Funds, Inc. Institutional Class - 41 .61%
Equity Income Fund
(a)
3,343,335 123,938
High Income Fund
(a)
18,800,035 152,092
Inflation Protection Fund
(a)
18,955,453 148,421
LargeCap S&P 500 Index Fund
(a)
5,807,495 118,880
LargeCap Value Fund III
(a)
6,856,885 120,681
MidCap Growth Fund III
(a),(b)
5,165,690 57,598
Overseas Fund
(a)
8,847,818 90,336
Short-Term Income Fund
(a)
27,052,558 315,162
$ 1,127,108
TOTAL INVESTMENT COMPANIES $ 2,708,866
Total Investments $ 2,708,866
Other Assets and Liabilities -  (0.01)% (302)
TOTAL NET ASSETS - 100.00% $ 2,708,564
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .80%
Domestic Equity Funds 29 .77%
International Equity Funds 6 .05%
Specialty Funds 2 .39%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 120,566 $ 799 $ 11,165 $ 119,161
Core Fixed Income Fund 863,447 11,857 37,614 886,635
Diversified International Fund 139,183 18,661 7,510 171,546
Diversified Real Asset Fund 63,199 5,418 2,823 64,721
Equity Income Fund 124,239 5,036 11,305 123,938
High Income Fund 155,956 3,089 11,210 152,092
Inflation Protection Fund 162,803 8,930 19,194 148,421
International Small Company Fund 25,671 3,480 1,412 31,984
LargeCap Growth Fund I 120,172 11,314 11,018 115,456
LargeCap S&P 500 Index Fund 123,265 3,334 10,992 118,880
LargeCap Value Fund III 125,197 11,093 11,307 120,681
MidCap Fund 19,753 607 1,018 20,551
MidCap Growth Fund III 55,970 1,001 2,315 57,598
MidCap Value Fund I 78,478 5,305 3,275 81,405
Origin Emerging Markets Fund 33,034 5,201 1,808 41,652
Overseas Fund 68,036 14,872 3,219 90,336
Short-Term Income Fund 306,360 14,934 13,155 315,162
SmallCap Growth Fund I 23,491 186 1,299 23,635
SmallCap Value Fund II 24,425 2,525 1,299 25,012
$ 2,633,245 $ 127,642 $ 162,938 $ 2,708,866
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4,000 $ 787 $ 4,961
Core Fixed Income Fund 6,880 (1,678) — 50,623
Diversified International Fund 1,805 3 — 21,209
Diversified Real Asset Fund 1,725 13 3,685 (1,086)
Equity Income Fund 737 3,963 4,287 2,005
High Income Fund 3,072 (1,118) — 5,375
Inflation Protection Fund 8,913 131 — (4,249)
International Small Company Fund 388 (29) — 4,274
LargeCap Growth Fund I — (1,813) 11,301 (3,199)
LargeCap S&P 500 Index Fund 1,749 (912) 1,573 4,185
LargeCap Value Fund III 1,971 2,501 9,110 (6,803)
MidCap Fund — 228 604 981
MidCap Growth Fund III — 123 995 2,819
MidCap Value Fund I 1,155 (1) 4,142 898
Origin Emerging Markets Fund 1,160 59 — 5,166
Overseas Fund 2,068 107 4,397 10,540
Short-Term Income Fund 2,138 52 — 6,971
SmallCap Growth Fund I — 415 183 842
SmallCap Value Fund II 663 212 1,859 (851)
$ 34,424 $ 6,256 $ 42,923 $ 104,661
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .73%
Blue Chip Fund
(a),(b)
2,748,581 $ 84,381
Core Fixed Income Fund
(a)
56,201,013 487,825
Diversified International Fund
(a)
9,891,502 121,764
Diversified Real Asset Fund
(a)
3,778,632 43,265
International Small Company Fund
(a)
2,234,158 21,850
LargeCap Growth Fund I
(a),(b)
5,729,123 81,812
MidCap Fund
(a),(b)
421,715 14,288
MidCap Value Fund I
(a)
3,401,530 55,989
Origin Emerging Markets Fund
(a)
2,979,078 28,867
SmallCap Growth Fund I
(a),(b)
1,277,262 16,937
SmallCap Value Fund II
(a)
1,562,534 17,891
$ 974,869
Principal Funds, Inc. Institutional Class - 39 .28%
Equity Income Fund
(a)
2,363,851 87,628
High Income Fund
(a)
9,757,697 78,940
Inflation Protection Fund
(a)
9,643,353 75,507
LargeCap S&P 500 Index Fund
(a)
4,103,818 84,005
LargeCap Value Fund III
(a)
4,849,289 85,348
MidCap Growth Fund III
(a),(b)
3,549,116 39,573
Overseas Fund
(a)
6,225,183 63,559
Short-Term Income Fund
(a)
9,949,290 115,909
$ 630,469
TOTAL INVESTMENT COMPANIES $ 1,605,338
Total Investments $ 1,605,338
Other Assets and Liabilities -  (0.01)% (94)
TOTAL NET ASSETS - 100.00% $ 1,605,244
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .82%
Domestic Equity Funds 35 .38%
International Equity Funds 7 .12%
Specialty Funds 2 .69%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 81,795 $ 1,617 $ 5,296 $ 84,381
Core Fixed Income Fund 466,788 10,371 15,978 487,825
Diversified International Fund 100,199 10,385 3,987 121,764
Diversified Real Asset Fund 41,124 4,104 1,246 43,265
Equity Income Fund 84,282 4,576 5,348 87,628
High Income Fund 79,045 2,645 4,931 78,940
Inflation Protection Fund 79,852 5,545 7,757 75,507
International Small Company Fund 17,778 1,879 722 21,850
LargeCap Growth Fund I 81,527 8,976 5,231 81,812
LargeCap S&P 500 Index Fund 83,596 3,347 5,216 84,005
LargeCap Value Fund III 84,928 8,814 5,355 85,348
MidCap Fund 13,328 626 497 14,288
MidCap Growth Fund III 37,565 1,187 1,195 39,573
MidCap Value Fund I 52,735 4,326 1,695 55,989
Origin Emerging Markets Fund 23,223 2,937 947 28,867
Overseas Fund 48,732 8,904 1,694 63,559
Short-Term Income Fund 106,527 10,521 3,640 115,909
SmallCap Growth Fund I 16,305 427 697 16,937
SmallCap Value Fund II 16,952 2,075 698 17,891
$ 1,516,281 $ 93,262 $ 72,130 $ 1,605,338
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (205) $ 550 $ 6,470
Core Fixed Income Fund 3,746 (97) — 26,741
Diversified International Fund 1,271 45 — 15,122
Diversified Real Asset Fund 1,142 — 2,429 (717)
Equity Income Fund 517 (9) 2,992 4,127
High Income Fund 1,578 (61) — 2,242
Inflation Protection Fund 4,500 (9) — (2,124)
International Small Company Fund 262 (6) — 2,921
LargeCap Growth Fund I — 2 7,909 (3,462)
LargeCap S&P 500 Index Fund 1,224 (254) 1,099 2,532
LargeCap Value Fund III 1,379 1 6,369 (3,040)
MidCap Fund — 12 413 819
MidCap Growth Fund III — 34 675 1,982
MidCap Value Fund I 786 (15) 2,815 638
Origin Emerging Markets Fund 798 16 — 3,638
Overseas Fund 1,446 4 3,061 7,613
Short-Term Income Fund 767 5 — 2,496
SmallCap Growth Fund I — (1) 129 903
SmallCap Value Fund II 467 36 1,309 (474)
$ 19,883 $ (502) $ 29,750 $ 68,427
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .04%
Blue Chip Fund
(a),(b)
10,787,616 $ 331,180
Core Fixed Income Fund
(a)
208,858,448 1,812,891
Diversified International Fund
(a)
38,652,853 475,817
International Small Company Fund
(a)
9,073,481 88,739
LargeCap Growth Fund I
(a),(b)
22,489,247 321,146
MidCap Fund
(a),(b)
1,659,587 56,227
MidCap Value Fund I
(a)
13,384,369 220,307
Origin Emerging Markets Fund
(a)
11,773,933 114,089
Real Estate Securities Fund
(a)
4,762,685 132,831
SmallCap Growth Fund I
(a),(b)
5,020,613 66,573
SmallCap Value Fund II
(a)
6,142,793 70,335
$ 3,690,135
Principal Funds, Inc. Institutional Class - 30 .97%
Equity Income Fund
(a)
9,272,117 343,717
High Income Fund
(a)
30,134,369 243,787
LargeCap S&P 500 Index Fund
(a)
16,093,456 329,433
LargeCap Value Fund III
(a)
19,028,437 334,901
MidCap Growth Fund III
(a),(b)
13,969,921 155,765
Overseas Fund
(a)
24,299,060 248,093
$ 1,655,696
TOTAL INVESTMENT COMPANIES $ 5,345,831
Total Investments $ 5,345,831
Other Assets and Liabilities -  (0.01)% (503)
TOTAL NET ASSETS - 100.00% $ 5,345,328
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 47 .38%
Domestic Equity Funds 44 .20%
International Equity Funds 8 .43%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 319,075 $ 3,184 $ 15,604 $ 331,180
Core Fixed Income Fund 1,718,416 26,951 30,782 1,812,891
Diversified International Fund 390,943 34,003 8,321 475,817
Equity Income Fund 328,766 14,752 15,906 343,717
High Income Fund 242,479 5,676 11,079 243,787
International Small Company Fund 72,072 6,395 1,548 88,739
LargeCap Growth Fund I 318,030 31,977 15,365 321,146
LargeCap S&P 500 Index Fund 326,078 10,115 15,678 329,433
LargeCap Value Fund III 331,292 31,338 15,826 334,901
MidCap Fund 52,195 1,830 1,062 56,227
MidCap Growth Fund III 147,208 3,152 2,523 155,765
MidCap Value Fund I 206,605 14,839 3,586 220,307
Origin Emerging Markets Fund 91,634 10,021 1,993 114,089
Overseas Fund 190,082 31,818 3,542 248,093
Real Estate Securities Fund 121,874 2,364 2,215 132,831
SmallCap Growth Fund I 63,738 804 1,505 66,573
SmallCap Value Fund II 66,258 7,246 1,460 70,335
$ 4,986,745 $ 236,465 $ 147,995 $ 5,345,831
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 149 $ 2,152 $ 24,376
Core Fixed Income Fund 13,855 (32) — 98,338
Diversified International Fund 4,940 187 — 59,005
Equity Income Fund 2,018 (185) 11,702 16,290
High Income Fund 4,855 (180) — 6,891
International Small Company Fund 1,061 (16) — 11,836
LargeCap Growth Fund I — 416 30,944 (13,912)
LargeCap S&P 500 Index Fund 4,783 (1,209) 4,299 10,127
LargeCap Value Fund III 5,391 1,269 24,913 (13,172)
MidCap Fund — (51) 1,618 3,315
MidCap Growth Fund III — 88 2,649 7,840
MidCap Value Fund I 3,080 17 11,044 2,432
Origin Emerging Markets Fund 3,136 50 — 14,377
Overseas Fund 5,619 63 11,916 29,672
Real Estate Securities Fund 709 (54) 1,213 10,862
SmallCap Growth Fund I — 189 504 3,347
SmallCap Value Fund II 1,830 127 5,125 (1,836)
$ 51,277 $ 828 $ 108,079 $ 269,788
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .58%
Blue Chip Fund
(a),(b)
3,895,472 $ 119,591
Core Fixed Income Fund
(a)
47,099,464 408,823
Diversified International Fund
(a)
14,101,476 173,589
International Small Company Fund
(a)
3,207,632 31,371
LargeCap Growth Fund I
(a),(b)
8,124,445 116,017
MidCap Fund
(a),(b)
745,544 25,259
MidCap Value Fund I
(a)
4,924,373 81,055
Origin Emerging Markets Fund
(a)
4,209,157 40,787
Real Estate Securities Fund
(a)
1,481,420 41,317
SmallCap Growth Fund I
(a),(b)
1,870,401 24,802
SmallCap Value Fund II
(a)
2,283,781 26,149
$ 1,088,760
Principal Funds, Inc. Institutional Class - 34 .43%
Equity Income Fund
(a)
3,345,401 124,014
High Income Fund
(a)
8,013,820 64,832
LargeCap S&P 500 Index Fund
(a)
5,809,509 118,921
LargeCap Value Fund III
(a)
6,865,858 120,839
MidCap Growth Fund III
(a),(b)
4,703,259 52,441
Overseas Fund
(a)
8,873,163 90,595
$ 571,642
TOTAL INVESTMENT COMPANIES $ 1,660,402
Total Investments $ 1,660,402
Other Assets and Liabilities -  (0.01)% (89)
TOTAL NET ASSETS - 100.00% $ 1,660,313
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .22%
Fixed Income Funds 38 .98%
International Equity Funds 9 .81%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 112,828 $ 3,129 $ 5,184 $ 119,591
Core Fixed Income Fund 380,023 13,503 6,625 408,823
Diversified International Fund 140,514 14,512 2,881 173,589
Equity Income Fund 116,253 7,279 5,273 124,014
High Income Fund 63,194 2,649 2,785 64,832
International Small Company Fund 25,097 2,646 521 31,371
LargeCap Growth Fund I 112,458 13,462 5,108 116,017
LargeCap S&P 500 Index Fund 115,311 5,582 5,182 118,921
LargeCap Value Fund III 117,147 13,226 5,256 120,839
MidCap Fund 22,967 1,199 365 25,259
MidCap Growth Fund III 48,615 2,031 874 52,441
MidCap Value Fund I 74,607 6,768 1,226 81,055
Origin Emerging Markets Fund 32,265 4,096 690 40,787
Overseas Fund 68,597 12,435 1,239 90,595
Real Estate Securities Fund 37,163 1,450 652 41,317
SmallCap Growth Fund I 23,133 852 508 24,802
SmallCap Value Fund II 24,048 3,212 496 26,149
$ 1,514,220 $ 108,031 $ 44,865 $ 1,660,402
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 30 $ 772 $ 8,788
Core Fixed Income Fund 3,100 7 — 21,915
Diversified International Fund 1,794 (1) — 21,445
Equity Income Fund 725 (12) 4,196 5,767
High Income Fund 1,282 14 — 1,760
International Small Company Fund 373 (2) — 4,151
LargeCap Growth Fund I — (40) 11,104 (4,755)
LargeCap S&P 500 Index Fund 1,717 (84) 1,542 3,294
LargeCap Value Fund III 1,935 28 8,934 (4,306)
MidCap Fund — 1 721 1,457
MidCap Growth Fund III — (1) 886 2,670
MidCap Value Fund I 1,126 5 4,036 901
Origin Emerging Markets Fund 1,116 (4) — 5,120
Overseas Fund 2,045 1 4,325 10,801
Real Estate Securities Fund 220 — 376 3,356
SmallCap Growth Fund I — 2 186 1,323
SmallCap Value Fund II 674 2 1,888 (617)
$ 16,107 $ (54) $ 38,966 $ 83,070
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .67%
Blue Chip Fund
(a),(b)
11,328,524 $ 347,786
Core Fixed Income Fund
(a)
69,506,777 603,319
Diversified International Fund
(a)
40,558,811 499,279
International Small Company Fund
(a)
9,383,577 91,771
LargeCap Growth Fund I
(a),(b)
23,620,349 337,299
MidCap Fund
(a),(b)
2,126,489 72,045
MidCap Value Fund I
(a)
14,027,140 230,887
Origin Emerging Markets Fund
(a)
12,418,828 120,338
Real Estate Securities Fund
(a)
3,716,717 103,659
SmallCap Growth Fund I
(a),(b)
5,264,966 69,814
SmallCap Value Fund II
(a)
6,434,501 73,675
$ 2,549,872
Principal Funds, Inc. Institutional Class - 38 .34%
Equity Income Fund
(a)
9,730,857 360,723
High Income Fund
(a)
14,593,599 118,062
LargeCap S&P 500 Index Fund
(a)
16,899,520 345,933
LargeCap Value Fund III
(a)
19,972,469 351,515
MidCap Growth Fund III
(a),(b)
13,380,463 149,192
Overseas Fund
(a)
25,479,486 260,146
$ 1,585,571
TOTAL INVESTMENT COMPANIES $ 4,135,443
Total Investments $ 4,135,443
Other Assets and Liabilities -  (0.01)% (392)
TOTAL NET ASSETS - 100.00% $ 4,135,051
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .07%
Fixed Income Funds 29 .52%
International Equity Funds 11 .42%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 329,949 $ 4,619 $ 12,435 $ 347,786
Core Fixed Income Fund 568,208 12,018 9,501 603,319
Diversified International Fund 416,387 28,274 8,060 499,279
Equity Income Fund 339,942 16,691 12,656 360,723
High Income Fund 116,421 3,205 4,805 118,062
International Small Company Fund 75,648 5,278 1,475 91,771
LargeCap Growth Fund I 328,868 34,772 12,265 337,299
LargeCap S&P 500 Index Fund 337,168 11,815 12,361 345,933
LargeCap Value Fund III 342,546 34,088 12,591 351,515
MidCap Fund 66,360 2,546 1,035 72,045
MidCap Growth Fund III 140,336 3,641 2,384 149,192
MidCap Value Fund I 215,374 16,348 3,417 230,887
Origin Emerging Markets Fund 98,093 8,810 1,945 120,338
Overseas Fund 202,456 29,534 3,449 260,146
Real Estate Securities Fund 94,570 2,227 1,569 103,659
SmallCap Growth Fund I 66,311 1,168 1,379 69,814
SmallCap Value Fund II 68,922 7,898 1,379 73,675
$ 3,807,559 $ 222,932 $ 102,706 $ 4,135,443
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 70 $ 2,254 $ 25,583
Core Fixed Income Fund 4,598 37 — 32,557
Diversified International Fund 5,173 125 — 62,553
Equity Income Fund 2,114 (28) 12,255 16,774
High Income Fund 2,344 44 — 3,197
International Small Company Fund 1,095 (2) — 12,322
LargeCap Growth Fund I — (50) 32,407 (14,026)
LargeCap S&P 500 Index Fund 5,007 (728) 4,502 10,039
LargeCap Value Fund III 5,644 (36) 26,080 (12,492)
MidCap Fund — 2 2,064 4,172
MidCap Growth Fund III — (6) 2,531 7,605
MidCap Value Fund I 3,218 10 11,539 2,572
Origin Emerging Markets Fund 3,301 24 — 15,356
Overseas Fund 5,883 5 12,463 31,600
Real Estate Securities Fund 552 2 945 8,429
SmallCap Growth Fund I — 56 526 3,658
SmallCap Value Fund II 1,909 29 5,347 (1,795)
$ 40,838 $ (446) $ 112,913 $ 208,104
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .24%
Blue Chip Fund
(a),(b)
3,908,093 $ 119,979
Core Fixed Income Fund
(a)
11,240,407 97,567
Diversified International Fund
(a)
14,153,124 174,225
International Small Company Fund
(a)
3,277,519 32,054
LargeCap Growth Fund I
(a),(b)
8,152,561 116,419
MidCap Fund
(a),(b)
745,046 25,242
MidCap Value Fund I
(a)
4,919,644 80,977
Origin Emerging Markets Fund
(a)
4,272,549 41,401
Real Estate Securities Fund
(a)
1,166,477 32,533
SmallCap Growth Fund I
(a),(b)
1,870,697 24,805
SmallCap Value Fund II
(a)
2,282,350 26,133
$ 771,335
Principal Funds, Inc. Institutional Class - 40 .77%
Equity Income Fund
(a)
3,353,751 124,323
High Income Fund
(a)
3,010,840 24,358
LargeCap S&P 500 Index Fund
(a)
5,826,010 119,258
LargeCap Value Fund III
(a)
6,884,639 121,170
MidCap Growth Fund III
(a),(b)
4,703,100 52,440
Overseas Fund
(a)
8,745,748 89,294
$ 530,843
TOTAL INVESTMENT COMPANIES $ 1,302,178
Total Investments $ 1,302,178
Other Assets and Liabilities -  (0.01)% (70)
TOTAL NET ASSETS - 100.00% $ 1,302,108
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .77%
Fixed Income Funds 22 .74%
International Equity Funds 12 .50%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 111,965 $ 3,647 $ 4,463 $ 119,979
Core Fixed Income Fund 90,062 3,799 1,499 97,567
Diversified International Fund 141,653 13,712 2,712 174,225
Equity Income Fund 115,348 7,758 4,548 124,323
High Income Fund 23,480 1,110 894 24,358
International Small Company Fund 25,761 2,544 497 32,054
LargeCap Growth Fund I 111,597 13,957 4,401 116,419
LargeCap S&P 500 Index Fund 114,405 6,081 4,456 119,258
LargeCap Value Fund III 116,229 13,717 4,521 121,170
MidCap Fund 22,822 1,312 353 25,242
MidCap Growth Fund III 48,319 2,256 812 52,440
MidCap Value Fund I 74,117 7,101 1,164 80,977
Origin Emerging Markets Fund 32,895 3,959 659 41,401
Overseas Fund 67,975 11,777 1,155 89,294
Real Estate Securities Fund 29,096 1,276 478 32,533
SmallCap Growth Fund I 22,969 977 469 24,805
SmallCap Value Fund II 23,870 3,319 459 26,133
$ 1,172,563 $ 98,302 $ 33,540 $ 1,302,178
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 22 $ 767 $ 8,808
Core Fixed Income Fund 736 (1) — 5,206
Diversified International Fund 1,792 3 — 21,569
Equity Income Fund 723 (10) 4,168 5,775
High Income Fund 479 2 — 660
International Small Company Fund 380 — — 4,246
LargeCap Growth Fund I — (20) 11,076 (4,714)
LargeCap S&P 500 Index Fund 1,711 (112) 1,538 3,340
LargeCap Value Fund III 1,928 4 8,908 (4,259)
MidCap Fund — — 713 1,461
MidCap Growth Fund III — 1 880 2,676
MidCap Value Fund I 1,118 (2) 4,009 925
Origin Emerging Markets Fund 1,127 (1) — 5,207
Overseas Fund 2,007 — 4,241 10,697
Real Estate Securities Fund 172 — 294 2,639
SmallCap Growth Fund I — 1 185 1,327
SmallCap Value Fund II 669 — 1,874 (597)
$ 12,842 $ (113) $ 38,653 $ 64,966
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .67%
Blue Chip Fund
(a),(b)
8,716,456 $ 267,595
Core Fixed Income Fund
(a)
10,019,342 86,968
Diversified International Fund
(a)
31,285,369 385,123
International Small Company Fund
(a)
7,216,527 70,578
LargeCap Growth Fund I
(a),(b)
18,177,568 259,576
MidCap Fund
(a),(b)
1,647,083 55,803
MidCap Value Fund I
(a)
10,874,581 178,995
Origin Emerging Markets Fund
(a)
9,593,372 92,960
Real Estate Securities Fund
(a)
2,464,482 68,734
SmallCap Growth Fund I
(a),(b)
4,112,467 54,531
SmallCap Value Fund II
(a)
5,021,828 57,500
$ 1,578,363
Principal Funds, Inc. Institutional Class - 42 .34%
Equity Income Fund
(a)
7,483,827 277,425
High Income Fund
(a)
3,495,529 28,279
LargeCap S&P 500 Index Fund
(a)
12,997,593 266,061
LargeCap Value Fund III
(a)
15,360,206 270,340
MidCap Growth Fund III
(a),(b)
10,388,422 115,831
Overseas Fund
(a)
19,670,736 200,838
$ 1,158,774
TOTAL INVESTMENT COMPANIES $ 2,737,137
Total Investments $ 2,737,137
Other Assets and Liabilities -  (0.01)% (258)
TOTAL NET ASSETS - 100.00% $ 2,736,879
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .41%
Fixed Income Funds 18 .28%
International Equity Funds 13 .32%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 252,340 $ 4,586 $ 9,054 $ 267,595
Core Fixed Income Fund 81,230 2,219 1,152 86,968
Diversified International Fund 318,120 23,986 5,084 385,123
Equity Income Fund 259,937 13,843 9,231 277,425
High Income Fund 27,510 893 896 28,279
International Small Company Fund 57,625 4,457 933 70,578
LargeCap Growth Fund I 251,511 27,707 8,919 259,576
LargeCap S&P 500 Index Fund 257,832 10,151 9,094 266,061
LargeCap Value Fund III 261,928 27,176 9,178 270,340
MidCap Fund 51,048 2,183 661 55,803
MidCap Growth Fund III 108,120 3,327 1,525 115,831
MidCap Value Fund I 165,803 13,348 2,170 178,995
Origin Emerging Markets Fund 75,057 7,329 1,236 92,960
Overseas Fund 155,010 23,740 2,186 200,838
Real Estate Securities Fund 62,246 1,750 847 68,734
SmallCap Growth Fund I 51,302 1,216 897 54,531
SmallCap Value Fund II 53,306 6,444 899 57,500
$ 2,489,925 $ 174,355 $ 63,962 $ 2,737,137
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 48 $ 1,724 $ 19,675
Core Fixed Income Fund 660 3 — 4,668
Diversified International Fund 3,976 93 — 48,008
Equity Income Fund 1,620 (20) 9,373 12,896
High Income Fund 558 (3) — 775
International Small Company Fund 839 — — 9,429
LargeCap Growth Fund I — (15) 24,845 (10,708)
LargeCap S&P 500 Index Fund 3,839 (559) 3,450 7,731
LargeCap Value Fund III 4,327 (5) 19,987 (9,581)
MidCap Fund — 3 1,590 3,230
MidCap Growth Fund III — 3 1,957 5,906
MidCap Value Fund I 2,486 8 8,913 2,006
Origin Emerging Markets Fund 2,541 10 — 11,800
Overseas Fund 4,528 5 9,589 24,269
Real Estate Securities Fund 365 — 624 5,585
SmallCap Growth Fund I — 14 409 2,896
SmallCap Value Fund II 1,483 6 4,154 (1,357)
$ 27,222 $ (409) $ 86,615 $ 137,228
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .72%
Blue Chip Fund
(a),(b)
2,534,991 $ 77,824
Core Fixed Income Fund
(a)
2,930,290 25,435
Diversified International Fund
(a)
9,114,486 112,199
International Small Company Fund
(a)
2,101,976 20,557
LargeCap Growth Fund I
(a),(b)
5,289,099 75,528
MidCap Fund
(a),(b)
478,704 16,219
MidCap Value Fund I
(a)
3,161,626 52,040
Origin Emerging Markets Fund
(a)
2,794,694 27,081
Real Estate Securities Fund
(a)
712,333 19,867
SmallCap Growth Fund I
(a),(b)
1,206,669 16,001
SmallCap Value Fund II
(a)
1,471,090 16,844
$ 459,595
Principal Funds, Inc. Institutional Class - 42 .29%
Equity Income Fund
(a)
2,172,898 80,549
High Income Fund
(a)
1,022,344 8,271
LargeCap S&P 500 Index Fund
(a)
3,778,477 77,346
LargeCap Value Fund III
(a)
4,462,775 78,545
MidCap Growth Fund III
(a),(b)
3,026,903 33,750
Overseas Fund
(a)
5,706,595 58,264
$ 336,725
TOTAL INVESTMENT COMPANIES $ 796,320
Total Investments $ 796,320
Other Assets and Liabilities -  (0.01)% (45)
TOTAL NET ASSETS - 100.00% $ 796,275
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .39%
Fixed Income Funds 18 .32%
International Equity Funds 13 .30%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 71,771 $ 3,209 $ 2,872 $ 77,824
Core Fixed Income Fund 23,218 1,319 454 25,435
Diversified International Fund 90,550 9,786 2,001 112,199
Equity Income Fund 73,925 5,831 2,919 80,549
High Income Fund 7,860 480 294 8,271
International Small Company Fund 16,402 1,804 367 20,557
LargeCap Growth Fund I 71,535 9,888 2,835 75,528
LargeCap S&P 500 Index Fund 73,330 4,817 2,883 77,346
LargeCap Value Fund III 74,492 9,728 2,905 78,545
MidCap Fund 14,522 1,020 258 16,219
MidCap Growth Fund III 30,763 1,864 599 33,750
MidCap Value Fund I 47,169 5,137 854 52,040
Origin Emerging Markets Fund 21,365 2,805 487 27,081
Overseas Fund 44,110 8,042 861 58,264
Real Estate Securities Fund 17,583 1,006 333 19,867
SmallCap Growth Fund I 14,612 883 353 16,001
SmallCap Value Fund II 15,180 2,400 353 16,844
$ 708,387 $ 70,019 $ 21,628 $ 796,320
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 7 $ 497 $ 5,709
Core Fixed Income Fund 191 (1) — 1,353
Diversified International Fund 1,154 1 — 13,863
Equity Income Fund 468 (5) 2,696 3,717
High Income Fund 162 — — 225
International Small Company Fund 244 — — 2,718
LargeCap Growth Fund I — 6 7,176 (3,066)
LargeCap S&P 500 Index Fund 1,108 7 996 2,075
LargeCap Value Fund III 1,249 1 5,767 (2,771)
MidCap Fund — — 458 935
MidCap Growth Fund III — — 566 1,722
MidCap Value Fund I 718 — 2,573 588
Origin Emerging Markets Fund 738 — — 3,398
Overseas Fund 1,310 — 2,763 6,973
Real Estate Securities Fund 105 — 180 1,611
SmallCap Growth Fund I — — 119 859
SmallCap Value Fund II 430 (1) 1,205 (382)
$ 7,877 $ 15 $ 24,996 $ 39,527
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .72%
Blue Chip Fund
(a),(b)
2,382,371 $ 73,139
Core Fixed Income Fund
(a)
2,753,660 23,902
Diversified International Fund
(a)
8,566,088 105,449
International Small Company Fund
(a)
1,975,931 19,325
LargeCap Growth Fund I
(a),(b)
4,970,753 70,982
MidCap Fund
(a),(b)
449,806 15,239
MidCap Value Fund I
(a)
2,971,066 48,904
Origin Emerging Markets Fund
(a)
2,626,586 25,452
Real Estate Securities Fund
(a)
668,855 18,654
SmallCap Growth Fund I
(a),(b)
1,135,183 15,052
SmallCap Value Fund II
(a)
1,383,694 15,843
$ 431,941
Principal Funds, Inc. Institutional Class - 42 .28%
Equity Income Fund
(a)
2,042,418 75,713
High Income Fund
(a)
960,736 7,772
LargeCap S&P 500 Index Fund
(a)
3,550,717 72,683
LargeCap Value Fund III
(a)
4,193,523 73,806
MidCap Growth Fund III
(a),(b)
2,845,283 31,725
Overseas Fund
(a)
5,361,918 54,745
$ 316,444
TOTAL INVESTMENT COMPANIES $ 748,385
Total Investments $ 748,385
Other Assets and Liabilities -  0.00% (34)
TOTAL NET ASSETS - 100.00% $ 748,351
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .39%
Fixed Income Funds 18 .32%
International Equity Funds 13 .29%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 67,425 $ 3,079 $ 2,748 $ 73,139
Core Fixed Income Fund 21,813 1,266 448 23,902
Diversified International Fund 85,132 9,250 1,974 105,449
Equity Income Fund 69,445 5,566 2,792 75,713
High Income Fund 7,389 458 286 7,772
International Small Company Fund 15,421 1,709 362 19,325
LargeCap Growth Fund I 67,203 9,359 2,715 70,982
LargeCap S&P 500 Index Fund 68,887 4,591 2,758 72,683
LargeCap Value Fund III 69,976 9,207 2,779 73,806
MidCap Fund 13,643 972 256 15,239
MidCap Growth Fund III 28,911 1,783 593 31,725
MidCap Value Fund I 44,318 4,872 841 48,904
Origin Emerging Markets Fund 20,084 2,654 480 25,452
Overseas Fund 41,451 7,588 850 54,745
Real Estate Securities Fund 16,506 962 329 18,654
SmallCap Growth Fund I 13,743 848 349 15,052
SmallCap Value Fund II 14,276 2,276 350 15,843
$ 665,623 $ 66,440 $ 20,910 $ 748,385
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ 467 $ 5,377
Core Fixed Income Fund 180 — — 1,271
Diversified International Fund 1,085 — — 13,041
Equity Income Fund 440 (5) 2,536 3,499
High Income Fund 152 — — 211
International Small Company Fund 229 — — 2,557
LargeCap Growth Fund I — (3) 6,746 (2,862)
LargeCap S&P 500 Index Fund 1,042 2 936 1,961
LargeCap Value Fund III 1,174 1 5,421 (2,599)
MidCap Fund — — 430 880
MidCap Growth Fund III — — 532 1,624
MidCap Value Fund I 675 (1) 2,419 556
Origin Emerging Markets Fund 693 — — 3,194
Overseas Fund 1,231 — 2,597 6,556
Real Estate Securities Fund 99 — 169 1,515
SmallCap Growth Fund I — — 112 810
SmallCap Value Fund II 405 — 1,134 (359)
$ 7,405 $ — $ 23,499 $ 37,232
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .87%
Blue Chip Fund
(a),(b)
361,677 $ 11,103
Core Fixed Income Fund
(a)
419,321 3,640
Diversified International Fund
(a)
1,306,972 16,089
International Small Company Fund
(a)
301,365 2,947
LargeCap Growth Fund I
(a),(b)
755,806 10,793
MidCap Fund
(a),(b)
68,161 2,309
MidCap Value Fund I
(a)
450,641 7,418
Origin Emerging Markets Fund
(a)
400,599 3,882
Real Estate Securities Fund
(a)
101,812 2,840
SmallCap Growth Fund I
(a),(b)
176,488 2,340
SmallCap Value Fund II
(a)
214,204 2,453
$ 65,814
Principal Funds, Inc. Institutional Class - 42 .14%
Equity Income Fund
(a)
308,667 11,442
High Income Fund
(a)
146,305 1,184
LargeCap S&P 500 Index Fund
(a)
538,502 11,023
LargeCap Value Fund III
(a)
634,903 11,174
MidCap Growth Fund III
(a),(b)
434,284 4,842
Overseas Fund
(a)
808,480 8,255
$ 47,920
TOTAL INVESTMENT COMPANIES $ 113,734
Total Investments $ 113,734
Other Assets and Liabilities -  (0.01)% (16)
TOTAL NET ASSETS - 100.00% $ 113,718
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .36%
Fixed Income Funds 18 .39%
International Equity Funds 13 .26%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,601 $ 1,133 $ 440 $ 11,103
Core Fixed Income Fund 3,110 432 88 3,640
Diversified International Fund 12,148 2,399 385 16,089
Equity Income Fund 9,887 1,481 446 11,442
High Income Fund 1,053 147 48 1,184
International Small Company Fund 2,201 439 72 2,947
LargeCap Growth Fund I 9,570 2,060 436 10,793
LargeCap S&P 500 Index Fund 9,808 1,356 442 11,023
LargeCap Value Fund III 9,962 2,035 444 11,174
MidCap Fund 1,944 284 51 2,309
MidCap Growth Fund III 4,121 588 116 4,842
MidCap Value Fund I 6,314 1,180 164 7,418
Origin Emerging Markets Fund 2,866 640 94 3,882
Overseas Fund 5,910 1,549 165 8,255
Real Estate Securities Fund 2,352 323 64 2,840
SmallCap Growth Fund I 1,964 317 69 2,340
SmallCap Value Fund II 2,039 530 68 2,453
$ 94,850 $ 16,893 $ 3,592 $ 113,734
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1) $ 68 $ 810
Core Fixed Income Fund 26 — — 186
Diversified International Fund 161 — — 1,927
Equity Income Fund 65 (1) 371 521
High Income Fund 22 — — 32
International Small Company Fund 34 — — 379
LargeCap Growth Fund I — — 996 (401)
LargeCap S&P 500 Index Fund 154 — 138 301
LargeCap Value Fund III 173 1 798 (380)
MidCap Fund — — 63 132
MidCap Growth Fund III — — 79 249
MidCap Value Fund I 99 — 356 88
Origin Emerging Markets Fund 103 — — 470
Overseas Fund 181 — 381 961
Real Estate Securities Fund 15 — 25 229
SmallCap Growth Fund I — — 17 128
SmallCap Value Fund II 60 — 169 (48)
$ 1,093 $ (1) $ 3,461 $ 5,584
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .58%
Diversified International Fund
(a)
1,285,665 $ 15,827
Diversified Real Asset Fund
(a)
413,194 4,731
International Small Company Fund
(a)
186,752 1,826
MidCap S&P 400 Index Fund
(a)
448,014 9,614
Origin Emerging Markets Fund
(a)
179,463 1,739
SmallCap S&P 600 Index Fund
(a)
122,858 3,137
$ 36,874
Principal Funds, Inc. Institutional Class - 80 .44%
Bond Market Index Fund
(a)
7,427,155 64,319
High Income Fund
(a)
1,470,734 11,898
Inflation Protection Fund
(a)
1,483,949 11,620
LargeCap S&P 500 Index Fund
(a)
1,671,486 34,215
Short-Term Income Fund
(a)
2,528,523 29,457
$ 151,509
TOTAL INVESTMENT COMPANIES $ 188,383
Total Investments $ 188,383
Other Assets and Liabilities -  (0.02)% (30)
TOTAL NET ASSETS - 100.00% $ 188,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .68%
Domestic Equity Funds 24 .94%
Specialty Funds 2 .51%
International Equity Funds 1 .89%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 54,990 $ 7,982 $ 1,278 $ 64,319
Diversified International Fund 11,423 2,868 309 15,827
Diversified Real Asset Fund 4,032 873 93 4,731
High Income Fund 10,645 1,489 549 11,898
Inflation Protection Fund 10,880 1,934 859 11,620
International Small Company Fund 1,297 339 39 1,826
LargeCap S&P 500 Index Fund 30,859 4,350 1,925 34,215
MidCap S&P 400 Index Fund 8,027 1,558 178 9,614
Origin Emerging Markets Fund 1,222 349 34 1,739
Short-Term Income Fund 25,284 4,142 587 29,457
SmallCap S&P 600 Index Fund 2,642 665 70 3,137
$ 161,301 $ 26,549 $ 5,921 $ 188,383
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 990 $ (1) $ — $ 2,626
Diversified International Fund 161 — — 1,845
Diversified Real Asset Fund 122 — 255 (81)
High Income Fund 230 — — 313
Inflation Protection Fund 674 (4) — (331)
International Small Company Fund 21 — — 229
LargeCap S&P 500 Index Fund 479 (2) 430 933
MidCap S&P 400 Index Fund 125 — 482 207
Origin Emerging Markets Fund 47 — — 202
Short-Term Income Fund 189 — — 618
SmallCap S&P 600 Index Fund 40 — 248 (100)
$ 3,078 $ (7) $ 1,415 $ 6,461
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .97%
Diversified International Fund
(a)
3,835,874 $ 47,220
Diversified Real Asset Fund
(a)
1,031,734 11,813
International Small Company Fund
(a)
575,874 5,632
MidCap S&P 400 Index Fund
(a)
1,343,746 28,837
Origin Emerging Markets Fund
(a)
489,067 4,739
SmallCap S&P 600 Index Fund
(a)
352,802 9,007
$ 107,248
Principal Funds, Inc. Institutional Class - 77 .04%
Bond Market Index Fund
(a)
17,556,528 152,040
High Income Fund
(a)
3,233,367 26,158
Inflation Protection Fund
(a)
3,261,216 25,535
LargeCap S&P 500 Index Fund
(a)
4,973,353 101,804
Short-Term Income Fund
(a)
4,652,542 54,202
$ 359,739
TOTAL INVESTMENT COMPANIES $ 466,987
Total Investments $ 466,987
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 466,938
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .35%
Domestic Equity Funds 29 .91%
Specialty Funds 2 .53%
International Equity Funds 2 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 141,418 $ 8,163 $ 4,046 $ 152,040
Diversified International Fund 36,514 6,263 1,220 47,220
Diversified Real Asset Fund 10,984 1,338 306 11,813
High Income Fund 25,596 1,348 1,499 26,158
Inflation Protection Fund 26,432 2,343 2,514 25,535
International Small Company Fund 4,303 756 152 5,632
LargeCap S&P 500 Index Fund 100,977 5,857 7,775 101,804
MidCap S&P 400 Index Fund 26,224 2,743 715 28,837
Origin Emerging Markets Fund 3,581 718 134 4,739
Short-Term Income Fund 50,605 3,853 1,435 54,202
SmallCap S&P 600 Index Fund 8,416 1,203 281 9,007
$ 435,050 $ 34,585 $ 20,077 $ 466,987
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,423 $ 6 $ — $ 6,499
Diversified International Fund 490 1 — 5,662
Diversified Real Asset Fund 310 — 660 (203)
High Income Fund 518 8 — 705
Inflation Protection Fund 1,513 (7) — (719)
International Small Company Fund 67 — — 725
LargeCap S&P 500 Index Fund 1,474 (590) 1,326 3,335
MidCap S&P 400 Index Fund 387 — 1,496 585
Origin Emerging Markets Fund 130 (6) — 580
Short-Term Income Fund 360 — — 1,179
SmallCap S&P 600 Index Fund 119 — 745 (331)
$ 7,791 $ (588) $ 4,227 $ 18,017
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .75%
Diversified International Fund
(a)
5,727,851 $ 70,510
Diversified Real Asset Fund
(a)
1,320,411 15,118
International Small Company Fund
(a)
841,225 8,227
MidCap S&P 400 Index Fund
(a)
1,961,459 42,093
Origin Emerging Markets Fund
(a)
749,150 7,259
SmallCap S&P 600 Index Fund
(a)
539,748 13,780
$ 156,987
Principal Funds, Inc. Institutional Class - 73 .26%
Bond Market Index Fund
(a)
20,576,401 178,192
High Income Fund
(a)
3,574,468 28,917
Inflation Protection Fund
(a)
3,535,017 27,679
LargeCap S&P 500 Index Fund
(a)
7,454,841 152,601
Short-Term Income Fund
(a)
3,644,365 42,457
$ 429,846
TOTAL INVESTMENT COMPANIES $ 586,833
Total Investments $ 586,833
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 586,774
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 59 .27%
Domestic Equity Funds 35 .53%
International Equity Funds 2 .64%
Specialty Funds 2 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 157,734 $ 14,011 $ 941 $ 178,192
Diversified International Fund 53,374 9,116 329 70,510
Diversified Real Asset Fund 13,334 2,106 70 15,118
High Income Fund 26,753 2,361 961 28,917
Inflation Protection Fund 26,789 3,365 1,691 27,679
International Small Company Fund 6,136 1,087 40 8,227
LargeCap S&P 500 Index Fund 141,177 13,007 5,664 152,601
MidCap S&P 400 Index Fund 36,283 5,111 188 42,093
Origin Emerging Markets Fund 5,336 1,095 37 7,259
Short-Term Income Fund 36,446 5,336 205 42,457
SmallCap S&P 600 Index Fund 12,033 2,278 77 13,780
$ 515,395 $ 58,873 $ 10,203 $ 586,833
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,753 $ — $ — $ 7,388
Diversified International Fund 713 — — 8,349
Diversified Real Asset Fund 388 — 817 (252)
High Income Fund 559 — — 764
Inflation Protection Fund 1,599 (9) — (775)
International Small Company Fund 96 — — 1,044
LargeCap S&P 500 Index Fund 2,144 6 1,922 4,075
MidCap S&P 400 Index Fund 548 — 2,112 887
Origin Emerging Markets Fund 194 — — 865
Short-Term Income Fund 271 — — 880
SmallCap S&P 600 Index Fund 176 — 1,092 (454)
$ 9,441 $ (3) $ 5,943 $ 22,771
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .96%
Diversified International Fund
(a)
6,688,003 $ 82,329
International Small Company Fund
(a)
1,008,655 9,865
MidCap S&P 400 Index Fund
(a)
2,308,666 49,544
Origin Emerging Markets Fund
(a)
891,790 8,642
Real Estate Securities Fund
(a)
515,540 14,378
SmallCap S&P 600 Index Fund
(a)
630,037 16,085
$ 180,843
Principal Funds, Inc. Institutional Class - 69 .05%
Bond Market Index Fund
(a)
22,818,580 197,609
High Income Fund
(a)
3,294,072 26,649
LargeCap S&P 500 Index Fund
(a)
8,746,802 179,047
$ 403,305
TOTAL INVESTMENT COMPANIES $ 584,148
Total Investments $ 584,148
Other Assets and Liabilities -  (0.01)% (63)
TOTAL NET ASSETS - 100.00% $ 584,085
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 52 .49%
Domestic Equity Funds 44 .35%
International Equity Funds 3 .17%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 177,114 $ 13,466 $ 1,238 $ 197,609
Diversified International Fund 63,385 9,590 501 82,329
High Income Fund 25,035 1,808 904 26,649
International Small Company Fund 7,490 1,172 62 9,865
LargeCap S&P 500 Index Fund 168,281 12,934 6,973 179,047
MidCap S&P 400 Index Fund 43,395 5,409 289 49,544
Origin Emerging Markets Fund 6,477 1,177 57 8,642
Real Estate Securities Fund 12,417 897 89 14,378
SmallCap S&P 600 Index Fund 14,326 2,428 119 16,085
$ 517,920 $ 48,881 $ 10,232 $ 584,148
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,075 $ — $ — $ 8,267
Diversified International Fund 831 — — 9,855
High Income Fund 517 — — 710
International Small Company Fund 114 — — 1,265
LargeCap S&P 500 Index Fund 2,534 (36) 2,276 4,841
MidCap S&P 400 Index Fund 650 — 2,509 1,029
Origin Emerging Markets Fund 231 — — 1,045
Real Estate Securities Fund 75 — 128 1,153
SmallCap S&P 600 Index Fund 207 — 1,290 (550)
$ 8,234 $ (36) $ 6,203 $ 27,615
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .67%
Diversified International Fund
(a)
6,012,842 $ 74,018
International Small Company Fund
(a)
870,888 8,517
MidCap S&P 400 Index Fund
(a)
2,049,387 43,980
Origin Emerging Markets Fund
(a)
770,698 7,468
Real Estate Securities Fund
(a)
395,185 11,022
SmallCap S&P 600 Index Fund
(a)
558,588 14,261
$ 159,266
Principal Funds, Inc. Institutional Class - 64 .34%
Bond Market Index Fund
(a)
12,656,320 109,604
High Income Fund
(a)
2,154,493 17,430
LargeCap S&P 500 Index Fund
(a)
7,827,876 160,236
$ 287,270
TOTAL INVESTMENT COMPANIES $ 446,536
Total Investments $ 446,536
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 446,487
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .40%
Fixed Income Funds 45 .03%
International Equity Funds 3 .58%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 98,702 $ 6,772 $ 488 $ 109,604
Diversified International Fund 58,171 7,199 320 74,018
High Income Fund 16,440 1,065 543 17,430
International Small Company Fund 6,601 850 38 8,517
LargeCap S&P 500 Index Fund 150,204 10,541 4,830 160,236
MidCap S&P 400 Index Fund 38,717 4,511 181 43,980
Origin Emerging Markets Fund 5,712 876 36 7,468
Real Estate Securities Fund 9,573 609 48 11,022
SmallCap S&P 600 Index Fund 12,792 2,021 74 14,261
$ 396,912 $ 34,444 $ 6,558 $ 446,536
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,701 $ — $ — $ 4,618
Diversified International Fund 746 — — 8,968
High Income Fund 338 — — 468
International Small Company Fund 99 — — 1,104
LargeCap S&P 500 Index Fund 2,261 (6) 2,030 4,327
MidCap S&P 400 Index Fund 575 — 2,219 933
Origin Emerging Markets Fund 199 — — 916
Real Estate Securities Fund 57 — 97 888
SmallCap S&P 600 Index Fund 183 — 1,139 (478)
$ 6,159 $ (6) $ 5,485 $ 21,744
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .90%
Diversified International Fund
(a)
6,895,757 $ 84,887
International Small Company Fund
(a)
1,015,411 9,931
MidCap S&P 400 Index Fund
(a)
2,340,332 50,223
Origin Emerging Markets Fund
(a)
907,626 8,795
Real Estate Securities Fund
(a)
392,249 10,940
SmallCap S&P 600 Index Fund
(a)
645,317 16,475
$ 181,251
Principal Funds, Inc. Institutional Class - 59 .11%
Bond Market Index Fund
(a)
7,462,963 64,629
High Income Fund
(a)
1,567,802 12,684
LargeCap S&P 500 Index Fund
(a)
9,021,661 184,673
$ 261,986
TOTAL INVESTMENT COMPANIES $ 443,237
Total Investments $ 443,237
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 443,186
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .19%
Fixed Income Funds 36 .59%
International Equity Funds 4 .23%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 56,924 $ 5,228 $ 187 $ 64,629
Diversified International Fund 65,705 9,236 239 84,887
High Income Fund 11,681 1,008 341 12,684
International Small Company Fund 7,573 1,112 28 9,931
LargeCap S&P 500 Index Fund 169,016 15,364 4,615 184,673
MidCap S&P 400 Index Fund 43,300 6,001 136 50,223
Origin Emerging Markets Fund 6,620 1,136 26 8,795
Real Estate Securities Fund 9,294 801 31 10,940
SmallCap S&P 600 Index Fund 14,414 2,660 54 16,475
$ 384,527 $ 42,546 $ 5,657 $ 443,237
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,000 $ — $ — $ 2,664
Diversified International Fund 854 — — 10,185
High Income Fund 244 — — 336
International Small Company Fund 115 — — 1,274
LargeCap S&P 500 Index Fund 2,599 (19) 2,330 4,927
MidCap S&P 400 Index Fund 655 — 2,523 1,058
Origin Emerging Markets Fund 234 — — 1,065
Real Estate Securities Fund 57 — 97 876
SmallCap S&P 600 Index Fund 211 — 1,309 (545)
$ 5,969 $ (19) $ 6,259 $ 21,840
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .88%
Diversified International Fund
(a)
4,953,607 $ 60,979
International Small Company Fund
(a)
731,863 7,158
MidCap S&P 400 Index Fund
(a)
1,699,824 36,478
Origin Emerging Markets Fund
(a)
648,463 6,284
Real Estate Securities Fund
(a)
255,739 7,132
SmallCap S&P 600 Index Fund
(a)
462,221 11,800
$ 129,831
Principal Funds, Inc. Institutional Class - 55 .13%
Bond Market Index Fund
(a)
2,504,808 21,691
High Income Fund
(a)
671,282 5,431
LargeCap S&P 500 Index Fund
(a)
6,465,692 132,353
$ 159,475
TOTAL INVESTMENT COMPANIES $ 289,306
Total Investments $ 289,306
Other Assets and Liabilities -  (0.01)% (33)
TOTAL NET ASSETS - 100.00% $ 289,273
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .91%
Fixed Income Funds 30 .46%
International Equity Funds 4 .64%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 19,490 $ 1,492 $ 204 $ 21,691
Diversified International Fund 47,714 6,447 552 60,979
High Income Fund 5,085 364 163 5,431
International Small Company Fund 5,525 774 66 7,158
LargeCap S&P 500 Index Fund 124,117 9,426 4,799 132,353
MidCap S&P 400 Index Fund 32,078 3,928 317 36,478
Origin Emerging Markets Fund 4,787 790 61 6,284
Real Estate Securities Fund 6,190 432 65 7,132
SmallCap S&P 600 Index Fund 10,581 1,732 126 11,800
$ 255,567 $ 25,385 $ 6,353 $ 289,306
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 334 $ — $ — $ 913
Diversified International Fund 611 — — 7,370
High Income Fund 105 — — 145
International Small Company Fund 83 — — 925
LargeCap S&P 500 Index Fund 1,855 7 1,667 3,602
MidCap S&P 400 Index Fund 474 — 1,829 789
Origin Emerging Markets Fund 166 — — 768
Real Estate Securities Fund 37 — 63 575
SmallCap S&P 600 Index Fund 150 — 936 (387)
$ 3,815 $ 7 $ 4,495 $ 14,700
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .34%
Diversified International Fund
(a)
4,479,328 $ 55,141
International Small Company Fund
(a)
660,770 6,462
MidCap S&P 400 Index Fund
(a)
1,530,797 32,851
Origin Emerging Markets Fund
(a)
593,167 5,748
Real Estate Securities Fund
(a)
218,472 6,093
SmallCap S&P 600 Index Fund
(a)
425,947 10,874
$ 117,169
Principal Funds, Inc. Institutional Class - 52 .67%
Bond Market Index Fund
(a)
918,165 7,951
High Income Fund
(a)
320,472 2,593
LargeCap S&P 500 Index Fund
(a)
5,853,501 119,821
$ 130,365
TOTAL INVESTMENT COMPANIES $ 247,534
Total Investments $ 247,534
Other Assets and Liabilities -  (0.01)% (33)
TOTAL NET ASSETS - 100.00% $ 247,501
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .54%
Fixed Income Funds 26 .54%
International Equity Funds 4 .93%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 7,135 $ 561 $ 79 $ 7,951
Diversified International Fund 43,593 5,377 523 55,141
High Income Fund 2,420 176 72 2,593
International Small Company Fund 5,039 648 64 6,462
LargeCap S&P 500 Index Fund 111,808 8,607 3,810 119,821
MidCap S&P 400 Index Fund 28,895 3,561 298 32,851
Origin Emerging Markets Fund 4,426 675 60 5,748
Real Estate Securities Fund 5,289 373 58 6,093
SmallCap S&P 600 Index Fund 9,748 1,616 125 10,874
$ 218,353 $ 21,594 $ 5,089 $ 247,534
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 123 $ — $ — $ 334
Diversified International Fund 553 — — 6,694
High Income Fund 50 — — 69
International Small Company Fund 75 — — 839
LargeCap S&P 500 Index Fund 1,687 (14) 1,515 3,230
MidCap S&P 400 Index Fund 429 — 1,655 693
Origin Emerging Markets Fund 152 — — 707
Real Estate Securities Fund 31 — 54 489
SmallCap S&P 600 Index Fund 139 — 867 (365)
$ 3,239 $ (14) $ 4,091 $ 12,690
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .39%
Diversified International Fund
(a)
2,367,372 $ 29,142
International Small Company Fund
(a)
350,172 3,425
MidCap S&P 400 Index Fund
(a)
808,022 17,340
Origin Emerging Markets Fund
(a)
313,260 3,035
Real Estate Securities Fund
(a)
115,368 3,218
SmallCap S&P 600 Index Fund
(a)
227,844 5,817
$ 61,977
Principal Funds, Inc. Institutional Class - 52 .63%
Bond Market Index Fund
(a)
486,336 4,212
High Income Fund
(a)
169,744 1,373
LargeCap S&P 500 Index Fund
(a)
3,089,618 63,245
$ 68,830
TOTAL INVESTMENT COMPANIES $ 130,807
Total Investments $ 130,807
Other Assets and Liabilities -  (0.02)% (24)
TOTAL NET ASSETS - 100.00% $ 130,783
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .53%
Fixed Income Funds 26 .55%
International Equity Funds 4 .94%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 3,661 $ 385 $ 7 $ 4,212
Diversified International Fund 22,436 3,273 54 29,142
High Income Fund 1,241 122 26 1,373
International Small Company Fund 2,597 396 6 3,425
LargeCap S&P 500 Index Fund 57,116 5,779 1,343 63,245
MidCap S&P 400 Index Fund 14,791 2,208 29 17,340
Origin Emerging Markets Fund 2,269 406 7 3,035
Real Estate Securities Fund 2,703 263 5 3,218
SmallCap S&P 600 Index Fund 5,023 993 13 5,817
$ 111,837 $ 13,825 $ 1,490 $ 130,807
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 64 $ — $ — $ 173
Diversified International Fund 290 — — 3,487
High Income Fund 26 — — 36
International Small Company Fund 39 — — 438
LargeCap S&P 500 Index Fund 879 (2) 789 1,695
MidCap S&P 400 Index Fund 223 — 861 370
Origin Emerging Markets Fund 80 — — 367
Real Estate Securities Fund 17 — 28 257
SmallCap S&P 600 Index Fund 73 — 456 (186)
$ 1,691 $ (2) $ 2,134 $ 6,637
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .49%
Diversified International Fund
(a)
1,092,872 $ 13,453
International Small Company Fund
(a)
162,463 1,589
MidCap S&P 400 Index Fund
(a)
373,274 8,010
Origin Emerging Markets Fund
(a)
145,787 1,413
Real Estate Securities Fund
(a)
53,198 1,484
SmallCap S&P 600 Index Fund
(a)
107,765 2,751
$ 28,700
Principal Funds, Inc. Institutional Class - 52 .53%
Bond Market Index Fund
(a)
225,122 1,950
High Income Fund
(a)
78,570 636
LargeCap S&P 500 Index Fund
(a)
1,424,549 29,160
$ 31,746
TOTAL INVESTMENT COMPANIES $ 60,446
Total Investments $ 60,446
Other Assets and Liabilities -  (0.02)% (15)
TOTAL NET ASSETS - 100.00% $ 60,431
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .51%
Fixed Income Funds 26 .54%
International Equity Funds 4 .97%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 1,654 $ 225 $ 8 $ 1,950
Diversified International Fund 10,220 1,689 55 13,453
High Income Fund 561 72 13 636
International Small Company Fund 1,188 206 7 1,589
LargeCap S&P 500 Index Fund 25,588 3,314 518 29,160
MidCap S&P 400 Index Fund 6,676 1,194 31 8,010
Origin Emerging Markets Fund 1,040 209 5 1,413
Real Estate Securities Fund 1,216 156 7 1,484
SmallCap S&P 600 Index Fund 2,314 536 14 2,751
$ 50,457 $ 7,601 $ 658 $ 60,446
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 29 $ — $ — $ 79
Diversified International Fund 133 — — 1,599
High Income Fund 12 — — 16
International Small Company Fund 18 — — 202
LargeCap S&P 500 Index Fund 401 — 361 776
MidCap S&P 400 Index Fund 102 — 394 171
Origin Emerging Markets Fund 37 — — 169
Real Estate Securities Fund 8 — 13 119
SmallCap S&P 600 Index Fund 34 — 214 (85)
$ 774 $ — $ 982 $ 3,046
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .48%
Diversified International Fund
(a)
290,061 $ 3,571
International Small Company Fund
(a)
42,983 420
MidCap S&P 400 Index Fund
(a)
98,848 2,121
Origin Emerging Markets Fund
(a)
37,873 367
Real Estate Securities Fund
(a)
14,107 394
SmallCap S&P 600 Index Fund
(a)
28,236 721
$ 7,594
Principal Funds, Inc. Institutional Class - 52 .56%
Bond Market Index Fund
(a)
59,664 517
High Income Fund
(a)
20,825 168
LargeCap S&P 500 Index Fund
(a)
377,198 7,721
$ 8,406
TOTAL INVESTMENT COMPANIES $ 16,000
Total Investments $ 16,000
Other Assets and Liabilities -  (0.04)% (7)
TOTAL NET ASSETS - 100.00% $ 15,993
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .51%
Fixed Income Funds 26 .61%
International Equity Funds 4 .92%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 428 $ 68 $ — $ 517
Diversified International Fund 2,609 556 7 3,571
High Income Fund 145 22 4 168
International Small Company Fund 302 66 — 420
LargeCap S&P 500 Index Fund 6,689 1,006 177 7,721
MidCap S&P 400 Index Fund 1,730 350 4 2,121
Origin Emerging Markets Fund 259 66 — 367
Real Estate Securities Fund 315 48 — 394
SmallCap S&P 600 Index Fund 590 155 2 721
$ 13,067 $ 2,337 $ 194 $ 16,000
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8 $ — $ — $ 21
Diversified International Fund 34 — — 413
High Income Fund 3 — — 5
International Small Company Fund 5 — — 52
LargeCap S&P 500 Index Fund 104 — 94 203
MidCap S&P 400 Index Fund 27 — 103 45
Origin Emerging Markets Fund 9 — — 42
Real Estate Securities Fund 2 — 3 31
SmallCap S&P 600 Index Fund 9 — 55 (22)
$ 201 $ — $ 255 $ 790
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .33%
Diversified International Fund
(a)
629,924 $ 7,754
Diversified Real Asset Fund
(a)
231,117 2,646
International Small Company Fund
(a)
94,321 922
MidCap S&P 400 Index Fund
(a)
221,831 4,761
Origin Emerging Markets Fund
(a)
84,746 821
SmallCap S&P 600 Index Fund
(a)
59,324 1,515
$ 18,419
Principal Funds, Inc. Institutional Class - 81 .69%
Bond Market Index Fund
(a)
4,064,349 35,197
High Income Fund
(a)
814,913 6,593
Inflation Protection Fund
(a)
822,761 6,442
LargeCap S&P 500 Index Fund
(a)
817,375 16,732
Short-Term Income Fund
(a)
1,471,692 17,145
$ 82,109
TOTAL INVESTMENT COMPANIES $ 100,528
Total Investments $ 100,528
Other Assets and Liabilities -  (0.02)% (18)
TOTAL NET ASSETS - 100.00% $ 100,510
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .76%
Domestic Equity Funds 22 .89%
Specialty Funds 2 .63%
International Equity Funds 1 .74%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 31,202 $ 3,898 $ 1,376 $ 35,197
Diversified International Fund 5,549 1,476 159 7,754
Diversified Real Asset Fund 2,296 444 51 2,646
High Income Fund 6,001 751 330 6,593
Inflation Protection Fund 6,171 987 545 6,442
International Small Company Fund 650 179 20 922
LargeCap S&P 500 Index Fund 15,478 1,954 1,154 16,732
MidCap S&P 400 Index Fund 4,034 718 92 4,761
Origin Emerging Markets Fund 572 172 17 821
Short-Term Income Fund 14,162 2,983 346 17,145
SmallCap S&P 600 Index Fund 1,307 289 33 1,515
$ 87,422 $ 13,851 $ 4,123 $ 100,528
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 533 $ (5) $ — $ 1,478
Diversified International Fund 76 — — 888
Diversified Real Asset Fund 66 — 141 (43)
High Income Fund 125 — — 171
Inflation Protection Fund 361 (1) — (170)
International Small Company Fund 11 — — 113
LargeCap S&P 500 Index Fund 231 (6) 207 460
MidCap S&P 400 Index Fund 61 — 235 101
Origin Emerging Markets Fund 21 — — 94
Short-Term Income Fund 107 — — 346
SmallCap S&P 600 Index Fund 19 — 119 (48)
$ 1,611 $ (12) $ 702 $ 3,390
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .59%
Blue Chip Fund
(a),(b)
379,747 $ 11,658
Core Fixed Income Fund
(a)
14,039,760 121,865
Diversified International Fund
(a)
1,360,721 16,751
Diversified Real Asset Fund
(a)
786,870 9,010
International Small Company Fund
(a)
329,384 3,221
LargeCap Growth Fund I
(a),(b)
791,218 11,299
MidCap Fund
(a),(b)
59,569 2,018
MidCap Value Fund I
(a)
483,925 7,965
Origin Emerging Markets Fund
(a)
428,216 4,149
SmallCap Growth Fund I
(a),(b)
179,848 2,385
SmallCap Value Fund II
(a)
220,120 2,520
$ 192,841
Principal Funds, Inc. Institutional Class - 44 .42%
Equity Income Fund
(a)
326,765 12,113
High Income Fund
(a)
2,813,592 22,762
Inflation Protection Fund
(a)
2,837,122 22,215
LargeCap S&P 500 Index Fund
(a)
566,712 11,601
LargeCap Value Fund III
(a)
670,426 11,799
MidCap Growth Fund III
(a),(b)
505,346 5,635
Overseas Fund
(a)
857,428 8,754
Short-Term Income Fund
(a)
5,080,846 59,192
$ 154,071
TOTAL INVESTMENT COMPANIES $ 346,912
Total Investments $ 346,912
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 346,864
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .99%
Domestic Equity Funds 22 .78%
International Equity Funds 4 .64%
Specialty Funds 2 .60%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 11,668 $ 218 $ 1,103 $ 11,658
Core Fixed Income Fund 120,914 2,515 8,444 121,865
Diversified International Fund 13,369 2,065 739 16,751
Diversified Real Asset Fund 8,662 857 363 9,010
Equity Income Fund 12,022 630 1,121 12,113
High Income Fund 23,040 748 1,659 22,762
Inflation Protection Fund 24,127 1,616 2,916 22,215
International Small Company Fund 2,540 395 138 3,221
LargeCap Growth Fund I 11,630 1,238 1,086 11,299
LargeCap S&P 500 Index Fund 11,924 463 1,106 11,601
LargeCap Value Fund III 12,114 1,217 1,116 11,799
MidCap Fund 1,907 88 95 2,018
MidCap Growth Fund III 5,412 167 231 5,635
MidCap Value Fund I 7,584 611 319 7,965
Origin Emerging Markets Fund 3,237 577 181 4,149
Overseas Fund 6,498 1,543 312 8,754
Short-Term Income Fund 53,323 7,102 2,498 59,192
SmallCap Growth Fund I 2,321 53 115 2,385
SmallCap Value Fund II 2,412 286 117 2,520
$ 334,704 $ 22,389 $ 23,659 $ 346,912
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 94 $ 77 $ 781
Core Fixed Income Fund 952 (284) — 7,164
Diversified International Fund 175 22 — 2,034
Diversified Real Asset Fund 238 1 508 (147)
Equity Income Fund 72 (12) 417 594
High Income Fund 457 (153) — 786
Inflation Protection Fund 1,326 (177) — (435)
International Small Company Fund 39 (1) — 425
LargeCap Growth Fund I — (152) 1,098 (331)
LargeCap S&P 500 Index Fund 170 (89) 153 409
LargeCap Value Fund III 192 6 884 (422)
MidCap Fund — (7) 59 125
MidCap Growth Fund III — 8 97 279
MidCap Value Fund I 112 2 402 87
Origin Emerging Markets Fund 115 5 — 511
Overseas Fund 199 8 423 1,017
Short-Term Income Fund 390 (4) — 1,269
SmallCap Growth Fund I — 22 18 104
SmallCap Value Fund II 66 (5) 185 (56)
$ 4,503 $ (716) $ 4,321 $ 14,194
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .37 % Shares Held Value (000's)
Money Market Funds - 1 .37%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
81,524,193 $ 81,524
TOTAL INVESTMENT COMPANIES $ 81,524
COMMON STOCKS - 97 .95 % Shares Held Value (000's)
Entertainment - 1 .27%
Marriott Vacations Worldwide Corp 469,308 $ 75,108
REITs - 96 .68%
Agree Realty Corp 1,034,761 77,224
Alexandria Real Estate Equities Inc 1,349,671 216,946
American Homes 4 Rent 5,797,859 198,809
American Tower Corp 1,037,911 231,859
Apartment Income REIT Corp 2,812,924 107,623
Apple Hospitality REIT Inc 2,940,804 52,140
AvalonBay Communities Inc 1,602,606 284,366
Boston Properties Inc 77,473 5,775
Broadstone Net Lease Inc 4,577,361 82,896
Cousins Properties Inc 2,711,326 74,345
CubeSmart 3,279,385 150,163
DiamondRock Hospitality Co 4,460,787 42,957
Digital Realty Trust Inc 1,897,977 217,546
Equinix Inc 282,699 208,669
Equity LifeStyle Properties Inc 2,590,480 185,945
Equity Residential 769,261 48,963
Essex Property Trust Inc 961,732 217,419
Extra Space Storage Inc 1,590,898 251,091
First Industrial Realty Trust Inc 2,811,016 149,968
Gaming and Leisure Properties Inc 2,238,433 119,891
Healthcare Realty Trust Inc 3,290,064 70,835
InvenTrust Properties Corp 1,160,483 28,861
Invitation Homes Inc 6,347,176 206,283
Kilroy Realty Corp 2,043,265 83,856
Medical Properties Trust Inc 5,678,402 73,535
NETSTREIT Corp 1,893,924 38,125
Prologis Inc 3,373,654 436,146
Public Storage 415,818 126,550
Regency Centers Corp 2,525,969 168,305
Rexford Industrial Realty Inc 3,492,546 221,672
Sabra Health Care REIT Inc 5,166,674 69,750
Saul Centers Inc 465,312 19,920
Simon Property Group Inc 657,464 84,458
Sun Communities Inc 1,573,950 246,890
Terreno Realty Corp 1,709,490 110,142
Ventas Inc 5,697,962 295,211
VICI Properties Inc 8,100,747 276,884
Welltower Inc 3,364,060 252,439
$ 5,734,457
TOTAL COMMON STOCKS $ 5,809,565
Total Investments $ 5,891,089
Other Assets and Liabilities -  0.68% 40,216
TOTAL NET ASSETS - 100.00% $ 5,931,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 96 .68%
Money Market Funds 1 .37%
Consumer, Cyclical 1 .27%
Other Assets and Liabilities
0 .68%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 144,218 $ 62,694 $ 81,524
Principal Government Money Market Fund - Institutional Class 4.19% 141,406 171,305 312,711 —
$ 141,406 $ 315,523 $ 375,405 $ 81,524
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 185 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 140 — — —
$ 325 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Money Market Funds - 0.38%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
16,195,407 $ 16,195
Principal Exchange-Traded Funds - 7.02%
Principal U.S. Mega-Cap ETF
(a)
6,727,257 255,434
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,049,700 44,864
$ 300,298
Principal Funds, Inc. Class R-6 - 54.47%
Blue Chip Fund
(a),(c)
16,671,228 511,807
Core Fixed Income Fund
(a)
68,335,890 593,155
Diversified International Fund
(a)
15,973,394 196,632
Diversified Real Asset Fund
(a)
16,687,218 191,069
High Yield Fund
(a)
15,457,301 100,318
International Small Company Fund
(a)
4,776,783 46,717
LargeCap Growth Fund I
(a),(c)
5,477,847 78,224
MidCap Fund
(a),(c)
4,893,970 165,808
Origin Emerging Markets Fund
(a)
17,774,388 172,234
Small- MidCap Dividend Income Fund
(a)
5,255,769 86,773
Spectrum Preferred and Capital Securities Income
Fund
(a)
20,586,689 188,162
$ 2,330,899
Principal Funds, Inc. Institutional Class - 38.20%
Bond Market Index Fund
(a)
42,385,646 367,060
Equity Income Fund
(a)
11,618,769 430,708
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,436,590 56,642
Government & High Quality Bond Fund
(a)
6,793,375 62,227
Inflation Protection Fund
(a)
9,776,847 76,553
LargeCap Value Fund III
(a)
4,861,570 85,563
Overseas Fund
(a)
8,535,933 87,152
Principal Capital Appreciation Fund
(a)
5,841,729 341,274
Short-Term Income Fund
(a)
10,960,892 127,694
$ 1,634,873
TOTAL INVESTMENT COMPANIES $ 4,282,265
Total Investments $ 4,282,265
Other Assets and Liabilities -  (0.07)% (2,802)
TOTAL NET ASSETS - 100.00% $ 4,279,463
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46.75%
Fixed Income Funds 41.32%
International Equity Funds 7.15%
Specialty Funds 4.47%
Money Market Funds 0.38%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 462,224 $ 17,193 $ 4,626 $ 511,807
Bond Market Index Fund 348,711 6,867 4,606 367,060
Core Fixed Income Fund 435,431 136,294 4,387 593,155
Diversified International Fund 188,886 2,585 21,974 196,632
Diversified Real Asset Fund 182,301 16,264 4,394 191,069
Equity Income Fund 417,395 20,159 27,057 430,708
Finisterre Emerging Markets Total Return Bond Fund 50,715 1,107 826 56,642
Global Real Estate Securities Fund 18,036 220 19,684 —
Government & High Quality Bond Fund 105,004 1,068 50,548 62,227
High Yield Fund 110,274 1,842 16,170 100,318
Inflation Protection Fund 84,559 5,248 10,634 76,553
International Small Company Fund 40,658 648 1,045 46,717
LargeCap Growth Fund I 70,015 12,248 1,235 78,224
LargeCap Value Fund III 126,011 12,083 47,224 85,563
MidCap Fund 179,931 5,825 30,256 165,808
Origin Emerging Markets Fund 136,502 16,244 1,922 172,234
Overseas Fund 63,068 15,377 1,413 87,152
Principal Capital Appreciation Fund 329,698 3,860 8,541 341,274
Principal Government Money Market Fund - Class R-6 4.25% — 46,200 30,005 16,195
Principal Government Money Market Fund - Institutional Class 4.19% 41,450 211 41,661 —
Principal U.S. Mega-Cap ETF 242,853 — — 255,434
Principal U.S. Small-Cap Multi-Factor ETF 53,999 — 11,355 44,864
Short-Term Income Fund 126,548 1,086 2,808 127,694
Small- MidCap Dividend Income Fund — 84,220 — 86,773
Spectrum Preferred and Capital Securities Income Fund 196,310 3,566 24,402 188,162
$ 4,010,579 $ 410,415 $ 366,773 $ 4,282,265
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,231) $ 3,224 $ 38,247
Bond Market Index Fund 5,828 (223) — 16,311
Core Fixed Income Fund 3,724 (695) — 26,512
Diversified International Fund 2,222 (4,476) — 31,611
Diversified Real Asset Fund 5,025 (489) 10,734 (2,613)
Equity Income Fund 2,650 (818) 15,379 21,029
Finisterre Emerging Markets Total Return Bond Fund 974 (189) — 5,835
Global Real Estate Securities Fund 220 3,909 — (2,481)
Government & High Quality Bond Fund 757 (4,264) — 10,967
High Yield Fund 1,670 (1,933) — 6,305
Inflation Protection Fund 5,059 (1,218) — (1,402)
International Small Company Fund 558 (108) — 6,564
LargeCap Growth Fund I — (606) 7,007 (2,198)
LargeCap Value Fund III 2,095 (5,623) 9,703 316
MidCap Fund — (7,827) 5,534 18,135
Origin Emerging Markets Fund 4,372 (905) — 22,315
Overseas Fund 1,737 (180) 3,700 10,300
Principal Capital Appreciation Fund 3,196 (2,424) — 18,681
Principal Government Money Market Fund - Class R-6 4.25% 203 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 172 — — —
Principal U.S. Mega-Cap ETF 938 — — 12,581
Principal U.S. Small-Cap Multi-Factor ETF 264 4,398 — (2,178)
Short-Term Income Fund 867 (138) — 3,006
Small- MidCap Dividend Income Fund — — — 2,553
Spectrum Preferred and Capital Securities Income Fund 3,110 (3,094) — 15,782
$ 45,641 $ (28,134) $ 55,281 $ 256,178
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .36%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
6,232,649 $ 6,233
Principal Exchange-Traded Funds - 4 .47%
Principal U.S. Mega-Cap ETF
(a)
1,670,648 63,434
Principal U.S. Small-Cap Multi-Factor ETF
(a)
318,700 13,621
$ 77,055
Principal Funds, Inc. Class R-6 - 52 .65%
Blue Chip Fund
(a),(c)
4,818,039 147,914
Core Fixed Income Fund
(a)
48,246,013 418,775
Diversified International Fund
(a)
3,611,954 44,463
Diversified Real Asset Fund
(a)
4,174,634 47,800
High Yield Fund
(a)
6,533,974 42,406
International Small Company Fund
(a)
1,163,956 11,383
MidCap Fund
(a),(c)
895,112 30,326
Origin Emerging Markets Fund
(a)
4,681,786 45,367
Small-MidCap Dividend Income Fund
(a)
1,207,502 19,936
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,776,063 98,493
$ 906,863
Principal Funds, Inc. Institutional Class - 42 .56%
Bond Market Index Fund
(a)
29,255,600 253,353
Equity Income Fund
(a)
4,094,604 151,787
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,681,027 41,193
Government & High Quality Bond Fund
(a)
4,673,822 42,812
Inflation Protection Fund
(a)
6,951,915 54,434
Overseas Fund
(a)
1,721,843 17,580
Principal Capital Appreciation Fund
(a)
1,605,025 93,766
Short-Term Income Fund
(a)
6,709,389 78,164
$ 733,089
TOTAL INVESTMENT COMPANIES $ 1,723,240
Total Investments $ 1,723,240
Other Assets and Liabilities -  (0.04)% (702)
TOTAL NET ASSETS - 100.00% $ 1,722,538
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 62 .36%
Domestic Equity Funds 30 .23%
International Equity Funds 4 .31%
Specialty Funds 2 .78%
Money Market Funds 0 .36%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 134,086 $ 5,363 $ 2,321 $ 147,914
Bond Market Index Fund 239,728 7,108 4,515 253,353
Core Fixed Income Fund 313,677 92,352 5,764 418,775
Diversified International Fund 46,853 944 9,929 44,463
Diversified Real Asset Fund 45,193 4,528 1,143 47,800
Equity Income Fund 148,074 8,670 12,123 151,787
Finisterre Emerging Markets Total Return Bond Fund 37,368 1,009 1,333 41,193
Global Real Estate Securities Fund 9,175 224 10,103 —
Government & High Quality Bond Fund 79,116 1,013 41,898 42,812
High Yield Fund 48,844 1,173 9,534 42,406
Inflation Protection Fund 54,988 3,693 2,572 54,434
International Small Company Fund 10,469 285 981 11,383
MidCap Fund 44,649 1,847 18,465 30,326
Origin Emerging Markets Fund 34,023 6,524 569 45,367
Overseas Fund 10,712 5,382 338 17,580
Principal Capital Appreciation Fund 89,850 1,891 2,426 93,766
Principal Government Money Market Fund - Class R-6 4.25% — 23,813 17,580 6,233
Principal Government Money Market Fund - Institutional Class 4.19% 15,062 77 15,139 —
Principal U.S. Mega-Cap ETF 60,311 — — 63,434
Principal U.S. Small-Cap Multi-Factor ETF 13,865 — 928 13,621
Short-Term Income Fund 77,296 1,308 2,185 78,164
Small-MidCap Dividend Income Fund — 19,296 — 19,936
Spectrum Preferred and Capital Securities Income Fund 102,291 2,361 12,768 98,493
$ 1,615,630 $ 188,861 $ 172,614 $ 1,723,240
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (599) $ 936 $ 11,385
Bond Market Index Fund 4,016 (236) — 11,268
Core Fixed Income Fund 2,667 (997) — 19,507
Diversified International Fund 550 (1,743) — 8,338
Diversified Real Asset Fund 1,247 (105) 2,664 (673)
Equity Income Fund 940 (536) 5,453 7,702
Finisterre Emerging Markets Total Return Bond Fund 716 (297) — 4,446
Global Real Estate Securities Fund 111 1,629 — (925)
Government & High Quality Bond Fund 529 (4,708) — 9,289
High Yield Fund 731 (861) — 2,784
Inflation Protection Fund 3,274 (252) — (1,423)
International Small Company Fund 139 (106) — 1,716
MidCap Fund — (4,620) 1,380 6,915
Origin Emerging Markets Fund 1,094 (282) — 5,671
Overseas Fund 295 (35) 628 1,859
Principal Capital Appreciation Fund 875 (421) — 4,872
Principal Government Money Market Fund - Class R-6 4.25% 84 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 63 — — —
Principal U.S. Mega-Cap ETF 233 — — 3,123
Principal U.S. Small-Cap Multi-Factor ETF 68 360 — 324
Short-Term Income Fund 528 (118) — 1,863
Small-MidCap Dividend Income Fund — — — 640
Spectrum Preferred and Capital Securities Income Fund 1,623 (1,722) — 8,331
$ 19,783 $ (15,649) $ 11,061 $ 107,012
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Money Market Funds - 0 .91%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
26,475,693 $ 26,476
Principal Exchange-Traded Funds - 9 .49%
Principal U.S. Mega-Cap ETF
(a)
6,187,445 234,937
Principal U.S. Small-Cap Multi-Factor ETF
(a)
955,800 40,851
$ 275,788
Principal Funds, Inc. Class R-6 - 52 .98%
Blue Chip Fund
(a),(c)
14,768,550 453,395
Core Fixed Income Fund
(a)
20,355,984 176,690
Diversified International Fund
(a)
14,945,338 183,977
Diversified Real Asset Fund
(a)
12,016,280 137,586
High Yield Fund
(a)
4,330,157 28,103
International Small Company Fund
(a)
4,383,031 42,866
LargeCap Growth Fund I
(a),(c)
5,277,422 75,362
MidCap Fund
(a),(c)
4,194,369 142,105
Origin Emerging Markets Fund
(a)
16,426,622 159,174
Small-MidCap Dividend Income Fund
(a)
5,166,470 85,298
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,962,631 54,498
$ 1,539,054
Principal Funds, Inc. Institutional Class - 36 .69%
Bond Market Index Fund
(a)
12,174,732 105,433
Equity Income Fund
(a)
10,381,370 384,838
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,672,936 23,522
Government & High Quality Bond Fund
(a)
2,125,754 19,472
Inflation Protection Fund
(a)
2,480,901 19,426
LargeCap Value Fund III
(a)
5,286,379 93,040
Overseas Fund
(a)
7,021,581 71,690
Principal Capital Appreciation Fund
(a)
5,422,197 316,765
Short-Term Income Fund
(a)
2,724,573 31,741
$ 1,065,927
TOTAL INVESTMENT COMPANIES $ 2,907,245
Total Investments $ 2,907,245
Other Assets and Liabilities -  (0.07)% (2,088)
TOTAL NET ASSETS - 100.00% $ 2,905,157
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .87%
Fixed Income Funds 22 .13%
International Equity Funds 9 .42%
Specialty Funds 4 .74%
Money Market Funds 0 .91%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 415,457 $ 11,275 $ 6,396 $ 453,395
Bond Market Index Fund 98,574 3,348 1,064 105,433
Core Fixed Income Fund 132,873 38,030 2,071 176,690
Diversified International Fund 180,883 3,204 25,938 183,977
Diversified Real Asset Fund 130,058 12,373 2,623 137,586
Equity Income Fund 374,988 19,330 27,551 384,838
Finisterre Emerging Markets Total Return Bond Fund 20,977 427 223 23,522
Global Real Estate Securities Fund 12,119 329 13,409 —
Government & High Quality Bond Fund 27,520 393 10,142 19,472
High Yield Fund 30,903 647 4,677 28,103
Inflation Protection Fund 20,114 1,662 1,806 19,426
International Small Company Fund 36,910 907 828 42,866
LargeCap Growth Fund I 70,100 9,538 1,318 75,362
LargeCap Value Fund III 116,273 11,390 29,914 93,040
MidCap Fund 171,041 6,276 44,592 142,105
Origin Emerging Markets Fund 123,270 17,997 1,595 159,174
Overseas Fund 47,908 17,055 1,182 71,690
Principal Capital Appreciation Fund 305,429 5,643 9,356 316,765
Principal Government Money Market Fund - Class R-6 4.25% — 62,316 35,840 26,476
Principal Government Money Market Fund - Institutional Class 4.19% 24,693 125 24,818 —
Principal U.S. Mega-Cap ETF 223,366 — — 234,937
Principal U.S. Small-Cap Multi-Factor ETF 57,290 — 18,427 40,851
Short-Term Income Fund 30,935 723 623 31,741
Small-MidCap Dividend Income Fund — 82,610 — 85,298
Spectrum Preferred and Capital Securities Income Fund 54,755 1,297 5,107 54,498
$ 2,706,436 $ 306,895 $ 269,500 $ 2,907,245
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,767) $ 2,904 $ 34,826
Bond Market Index Fund 1,667 (49) — 4,624
Core Fixed Income Fund 1,130 (361) — 8,219
Diversified International Fund 2,104 (2,562) — 28,390
Diversified Real Asset Fund 3,588 (325) 7,673 (1,897)
Equity Income Fund 2,381 (875) 13,833 18,946
Finisterre Emerging Markets Total Return Bond Fund 405 (45) — 2,386
Global Real Estate Securities Fund 150 515 — 446
Government & High Quality Bond Fund 196 (1,070) — 2,771
High Yield Fund 469 (573) — 1,803
Inflation Protection Fund 1,112 (60) — (484)
International Small Company Fund 506 (209) — 6,086
LargeCap Growth Fund I — (623) 7,027 (2,335)
LargeCap Value Fund III 1,926 (3,527) 8,936 (1,182)
MidCap Fund — (10,705) 5,294 20,085
Origin Emerging Markets Fund 3,983 (795) — 20,297
Overseas Fund 1,318 (205) 2,814 8,114
Principal Capital Appreciation Fund 2,964 (2,705) — 17,754
Principal Government Money Market Fund - Class R-6 4.25% 185 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 103 — — —
Principal U.S. Mega-Cap ETF 862 — — 11,571
Principal U.S. Small-Cap Multi-Factor ETF 280 7,139 — (5,151)
Short-Term Income Fund 213 (39) — 745
Small-MidCap Dividend Income Fund — — — 2,688
Spectrum Preferred and Capital Securities Income Fund 877 (731) — 4,284
$ 26,419 $ (19,572) $ 48,481 $ 182,986
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .71%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
17,960,202 $ 17,960
Principal Exchange-Traded Funds - 4 .10%
Principal Active High Yield ETF
(a)
2,073,084 38,300
Principal U.S. Mega-Cap ETF
(a)
1,740,095 66,072
$ 104,372
Principal Funds, Inc. Class R-6 - 47 .03%
Blue Chip Fund
(a),(c)
3,331,299 102,271
Core Fixed Income Fund
(a)
86,561,006 751,350
Diversified International Fund
(a)
4,819,645 59,330
Global Real Estate Securities Fund
(a)
1,452,008 13,663
High Yield Fund
(a)
5,457,812 35,421
Origin Emerging Markets Fund
(a)
2,294,440 22,233
Small-MidCap Dividend Income Fund
(a)
3,192,516 52,708
Spectrum Preferred and Capital Securities Income
Fund
(a)
17,454,779 159,537
$ 1,196,513
Principal Funds, Inc. Institutional Class - 48 .21%
Bond Market Index Fund
(a)
62,970,165 545,322
Equity Income Fund
(a)
4,047,985 150,059
Finisterre Emerging Markets Total Return Bond
Fund
(a)
5,876,736 51,715
Government & High Quality Bond Fund
(a)
12,373,348 113,340
Inflation Protection Fund
(a)
15,221,878 119,187
Principal Capital Appreciation Fund
(a)
1,639,050 95,753
Short-Term Income Fund
(a)
12,959,408 150,977
$ 1,226,353
TOTAL INVESTMENT COMPANIES $ 2,545,198
Total Investments $ 2,545,198
Other Assets and Liabilities -  (0.05)% (1,228)
TOTAL NET ASSETS - 100.00% $ 2,543,970
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79 .58%
Domestic Equity Funds 18 .35%
International Equity Funds 1 .41%
Money Market Funds 0 .71%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 96,311 $ 1,312 $ 2,896 $ 102,271
Bond Market Index Fund 504,952 31,711 14,313 545,322
Core Fixed Income Fund 638,270 91,895 15,711 751,350
Diversified International Fund 51,829 1,568 1,699 59,330
Equity Income Fund 160,898 6,924 25,106 150,059
Finisterre Emerging Markets Total Return Bond Fund 47,215 1,012 1,723 51,715
Global Real Estate Securities Fund 15,109 216 3,379 13,663
Government & High Quality Bond Fund 159,565 1,458 57,117 113,340
High Yield Fund 34,379 576 901 35,421
Inflation Protection Fund 122,655 7,506 7,259 119,187
Origin Emerging Markets Fund 16,968 3,181 575 22,233
Principal Active High Yield ETF 51,184 — 14,636 38,300
Principal Capital Appreciation Fund 93,156 1,018 3,010 95,753
Principal Government Money Market Fund - Class R-6 4.25% — 27,320 9,360 17,960
Principal Government Money Market Fund - Institutional Class 4.19% 22,788 687 23,475 —
Principal U.S. Mega-Cap ETF 62,817 — — 66,072
Short-Term Income Fund 151,067 1,297 4,791 150,977
Small-MidCap Dividend Income Fund 32,564 19,453 1,047 52,708
Spectrum Preferred and Capital Securities Income Fund 184,049 3,145 39,331 159,537
$ 2,445,776 $ 200,279 $ 226,329 $ 2,545,198
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (487) $ 665 $ 8,031
Bond Market Index Fund 8,336 (740) — 23,712
Core Fixed Income Fund 5,240 (2,743) — 39,639
Diversified International Fund 606 (249) — 7,881
Equity Income Fund 994 (828) 5,828 8,171
Finisterre Emerging Markets Total Return Bond Fund 897 (417) — 5,628
Global Real Estate Securities Fund 180 400 — 1,317
Government & High Quality Bond Fund 1,113 (7,459) — 16,893
High Yield Fund 533 (79) — 1,446
Inflation Protection Fund 7,276 (744) — (2,971)
Origin Emerging Markets Fund 535 (332) — 2,991
Principal Active High Yield ETF 954 (317) — 2,069
Principal Capital Appreciation Fund 905 (831) — 5,420
Principal Government Money Market Fund - Class R-6 4.25% 133 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 96 — — —
Principal U.S. Mega-Cap ETF 242 — — 3,255
Short-Term Income Fund 1,029 (259) — 3,663
Small-MidCap Dividend Income Fund 415 (125) 1,324 1,863
Spectrum Preferred and Capital Securities Income Fund 2,833 (5,655) — 17,329
$ 32,317 $ (20,865) $ 7,817 $ 146,337
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 1 .13%
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b)
21,897,072 $ 21,897
Principal Exchange-Traded Funds - 10 .85%
Principal U.S. Mega-Cap ETF
(a)
4,612,800 175,148
Principal U.S. Small-Cap Multi-Factor ETF
(a)
821,500 35,111
$ 210,259
Principal Funds, Inc. Class R-6 - 49 .11%
Blue Chip Fund
(a),(c)
11,271,399 346,032
Diversified International Fund
(a)
10,308,845 126,902
Diversified Real Asset Fund
(a)
4,408,379 50,476
International Small Company Fund
(a)
4,982,800 48,732
LargeCap Growth Fund I
(a),(c)
4,396,588 62,783
MidCap Fund
(a),(c)
2,935,819 99,465
Origin Emerging Markets Fund
(a)
14,357,251 139,122
Small-MidCap Dividend Income Fund
(a)
4,730,021 78,093
$ 951,605
Principal Funds, Inc. Institutional Class - 38 .97%
Bond Market Index Fund
(a)
4,818,437 41,728
Equity Income Fund
(a)
7,751,272 287,340
LargeCap Value Fund III
(a)
4,326,382 76,144
Overseas Fund
(a)
9,509,834 97,095
Principal Capital Appreciation Fund
(a)
4,324,646 252,646
$ 754,953
TOTAL INVESTMENT COMPANIES $ 1,938,714
Total Investments $ 1,938,714
Other Assets and Liabilities -  (0.06)% (1,165)
TOTAL NET ASSETS - 100.00% $ 1,937,549
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .91%
International Equity Funds 14 .70%
Fixed Income Funds 8 .71%
Specialty Funds 2 .61%
Money Market Funds 1 .13%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 306,500 $ 18,400 $ 3,795 $ 346,032
Bond Market Index Fund 51,755 986 13,461 41,728
Diversified International Fund 128,176 2,081 21,566 126,902
Diversified Real Asset Fund 47,373 4,663 740 50,476
Equity Income Fund 276,930 16,632 19,789 287,340
International Small Company Fund 41,923 939 838 48,732
LargeCap Growth Fund I 56,726 9,062 689 62,783
LargeCap Value Fund III 94,002 9,089 23,179 76,144
MidCap Fund 124,290 5,015 36,690 99,465
Origin Emerging Markets Fund 109,410 13,691 1,311 139,122
Overseas Fund 71,864 16,706 2,927 97,095
Principal Capital Appreciation Fund 241,878 3,241 4,489 252,646
Principal Government Money Market Fund - Class R-6 4.25% — 41,967 20,070 21,897
Principal Government Money Market Fund - Institutional Class 4.19% 11,978 61 12,039 —
Principal U.S. Mega-Cap ETF 166,522 — — 175,148
Principal U.S. Small-Cap Multi-Factor ETF 50,014 — 16,608 35,111
Small-MidCap Dividend Income Fund — 75,633 — 78,093
$ 1,779,341 $ 218,166 $ 178,191 $ 1,938,714
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (936) $ 2,151 $ 25,863
Bond Market Index Fund 859 (380) — 2,828
Diversified International Fund 1,491 (4,443) — 22,654
Diversified Real Asset Fund 1,318 (98) 2,818 (722)
Equity Income Fund 1,778 (557) 10,307 14,124
International Small Company Fund 578 (284) — 6,992
LargeCap Growth Fund I — (71) 5,705 (2,245)
LargeCap Value Fund III 1,565 540 7,252 (4,308)
MidCap Fund — (8,518) 3,876 15,368
Origin Emerging Markets Fund 3,554 (126) — 17,458
Overseas Fund 1,960 (493) 4,211 11,945
Principal Capital Appreciation Fund 2,362 (1,248) — 13,264
Principal Government Money Market Fund - Class R-6 4.25% 121 — — —
Principal Government Money Market Fund - Institutional Class 4.19% 50 — — —
Principal U.S. Mega-Cap ETF 643 — — 8,626
Principal U.S. Small-Cap Multi-Factor ETF 244 6,435 — (4,730)
Small-MidCap Dividend Income Fund — — — 2,460
$ 16,523 $ (10,179) $ 36,320 $ 129,577
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.54% Shares Held Value (000's)
Money Market Funds - 0.54%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
3,574,000 $ 3,574
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
13,760,810 13,761
$ 17,335
TOTAL INVESTMENT COMPANIES $ 17,335
BONDS - 89.78%
Principal
Amount (000's) Value (000's)
Agriculture - 0.12%
Bunge Ltd Finance Corp
1.63%, 08/17/2025
(d)
$ 4,200 $ 3,871
Airlines - 0.53%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
9,465 9,208
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
7,951 7,856
$ 17,064
Automobile Asset Backed Securities - 5.62%
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(e)
2,396 2,370
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(e)
3,241 3,194
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 14,483
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 11,518
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
11,000 9,995
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
10,250 9,265
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 6,700 6,709
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 5,000 5,002
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 16,259
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(e)
27,000 25,178
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(e)
10,300 10,086
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 1,649 1,647
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 5,894 5,872
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 16,460
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 5,664
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 12,000 11,998
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
532 531
0.64%, 03/16/2026
(e)
10,500 10,367
Westlake Automobile Receivables Trust 2022-2
5.41%, 08/15/2025
(e)
10,983 10,940
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 3,930 3,882
$ 181,420
Banks - 16.09%
Bank of America Corp
0.98%, 09/25/2025
(f)
19,500 18,183
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
19,600 17,672
Secured Overnight Financing Rate + 1.01%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
1.32%, 06/19/2026
(f)
$ 19,400 $ 17,769
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,231
Bank of Montreal
0.95%, 01/22/2027
(f)
14,700 13,156
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,697
Barclays PLC
2.28%, 11/24/2027
(f)
7,308 6,551
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(f)
7,250 7,251
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 9,740
5.13%, 01/13/2029
(e),(f)
8,400 8,470
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Citigroup Inc
0.78%, 10/30/2024
(f)
9,600 9,281
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(f)
19,600 17,463
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,663
4.04%, 06/01/2024
(f)
4,750 4,733
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(f)
5,000 4,572
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(e),(f)
17,900 17,609
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,695
0.96%, 11/08/2023 11,000 10,666
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,607
First Republic Bank/CA
1.91%, 02/12/2024
(f)
11,000 10,972
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc /The
1.22%, 12/06/2023 12,000 11,630
2.64%, 02/24/2028
(f)
8,600 7,885
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(f)
10,500 10,318
Secured Overnight Financing Rate + 1.73%
5.11%, 12/09/2026 14,700 14,283
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
9,300 8,871
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
9,800 8,727
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
19,600 17,543
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(f)
14,700 14,524
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,170
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 14,400 15,090

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.53%, 01/25/2024 $ 13,500 $ 13,487
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(f)
10,750 9,654
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(f)
6,000 5,471
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 10,200 10,175
5.05%, 01/28/2027
(f)
10,000 10,035
Secured Overnight Financing Rate + 1.30%
NatWest Group PLC
4.27%, 03/22/2025
(f)
9,750 9,624
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
7,800 7,305
1.60%, 09/29/2026
(e)
9,250 8,184
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,224
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 9,207
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,162
Truist Financial Corp
1.27%, 03/02/2027
(f)
3,626 3,280
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(e),(f)
7,000 6,853
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e),(f)
15,000 14,854
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(f)
9,800 9,247
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
14,600 13,735
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(f)
10,000 9,546
Secured Overnight Financing Rate + 1.09%
$ 519,065
Beverages - 0.44%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,045
Biotechnology - 1.09%
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 35,011
Building Materials - 0.41%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,362
Chemicals - 0.69%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,698
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,159
Westlake Corp
3.60%, 08/15/2026 7,900 7,557
$ 22,414
Commercial Mortgage Backed Securities - 10.50%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(e),(g)
7,000 6,567
BX 2021-LBA3 Mortgage Trust
5.15%, 10/15/2036
(e)
14,750 14,349
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
5.19%, 10/15/2036
(e)
8,940 8,747
1.00 x 1 Month USD LIBOR + 0.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-ACNT
5.31%, 11/15/2038
(e)
$ 11,000 $ 10,768
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
5.13%, 06/15/2038
(e)
12,108 11,809
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
5.11%, 05/15/2038
(e)
8,200 8,004
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
5.16%, 09/15/2036
(e)
20,000 19,493
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
5.15%, 10/15/2038
(e)
18,534 18,018
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
5.09%, 10/15/2026
(e)
12,000 11,666
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
4.97%, 10/15/2036
(e)
20,000 19,356
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
5.36%, 11/15/2037
(e)
28,900 28,466
1.00 x 1 Month USD LIBOR + 0.90%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
5.44%, 05/15/2036
(e)
14,243 14,181
1.00 x 1 Month USD LIBOR + 0.98%
ELP Commercial Mortgage Trust 2021-ELP
5.16%, 11/15/2038
(e)
15,000 14,582
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(g),(h)
29,165 33
0.20%, 10/16/2054
(g),(h)
18,129 243
0.31%, 01/16/2054
(g),(h)
6,413 37
0.32%, 02/16/2048
(g),(h)
9,064 70
0.32%, 01/16/2055
(g),(h)
45,339 279
0.32%, 09/16/2055
(g),(h)
7,873 71
0.78%, 06/16/2045
(g),(h)
16,367 246
0.87%, 08/16/2042
(g),(h)
1,812 4
1.30%, 10/16/2051
(g),(h)
1,153 35
JP Morgan Chase Commercial Mortgage
Securities Trust 2021-MHC
5.26%, 04/15/2038
(e)
5,102 5,032
1.00 x 1 Month USD LIBOR + 0.80%
Life 2021-BMR Mortgage Trust
5.16%, 03/15/2038
(e)
16,435 16,075
1.00 x 1 Month USD LIBOR + 0.70%
Life 2022-BMR Mortgage Trust
5.77%, 05/15/2039
(e)
18,400 18,193
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
5.26%, 04/15/2038
(e)
29,200 28,679
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
5.31%, 05/15/2038
(e)
17,000 16,702
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
5.16%, 07/15/2038
(e)
8,800 8,585
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
5.29%, 01/15/2027
(e)
14,332 13,883
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
OPG Trust 2021-PORT
4.94%, 10/15/2036
(e)
$ 11,651 $ 11,265
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
5.19%, 11/15/2038
(e)
13,100 12,777
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
5.16%, 06/15/2026
(e)
21,025 20,512
1.00 x 1 Month USD LIBOR + 0.70%
$ 338,727
Computers - 1.66%
Apple Inc
1.13%, 05/11/2025 29,800 27,753
Dell International LLC / EMC Corp
5.25%, 02/01/2028 8,400 8,470
5.45%, 06/15/2023 2,614 2,617
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,643
$ 53,483
Consumer Products - 0.24%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,898
Diversified Financial Services - 0.64%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 12,817
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,813
$ 20,630
Electric - 7.50%
AES Corp/The
1.38%, 01/15/2026 14,600 13,162
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
4,600 4,039
3.75%, 06/15/2023
(e)
19,500 19,393
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,306
4.92%, 11/01/2023 14,700 14,643
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 9,500 8,924
4.25%, 11/30/2023 27,000 26,831
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,509
5.30%, 09/15/2023 14,500 14,518
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 4,400 4,029
2.53%, 10/01/2024
(g)
10,000 9,601
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,822
Emera US Finance LP
0.83%, 06/15/2024 8,500 7,990
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,295
0.95%, 10/01/2024 5,500 5,170
Evergy Inc
2.45%, 09/15/2024 9,300 8,907
Florida Power & Light Co
4.55%, 05/10/2023 4,600 4,595
Secured Overnight Financing Rate + 0.25%
Fortis Inc /Canada
3.06%, 10/04/2026 14,594 13,702
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,217
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,546
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
3.05%, 03/15/2025 $ 4,400 $ 4,229
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 18,153
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,299
$ 241,880
Entertainment - 0.48%
Warnermedia Holdings Inc
3.76%, 03/15/2027
(e)
9,300 8,716
6.10%, 03/15/2024
(e)
6,875 6,896
Secured Overnight Financing Rate + 1.78%
$ 15,612
Food - 1.34%
Nestle Holdings Inc
0.38%, 01/15/2024
(d),(e)
29,000 27,799
Pilgrim's Pride Corp
5.88%, 09/30/2027
(e)
15,400 15,281
$ 43,080
Forest Products & Paper - 0.29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
10,000 9,254
Gas - 0.41%
NiSource Inc
0.95%, 08/15/2025 14,600 13,306
Healthcare - Services - 1.73%
Centene Corp
4.25%, 12/15/2027 16,750 16,068
HCA Inc
5.25%, 06/15/2026 25,800 25,830
Humana Inc
0.65%, 08/03/2023 14,250 13,934
$ 55,832
Home Builders - 0.29%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,426
Home Furnishings - 0.15%
Panasonic Holdings Corp
2.68%, 07/19/2024
(e)
5,000 4,811
Insurance - 2.50%
Athene Global Funding
0.91%, 08/19/2024
(e)
1,000 929
1.72%, 01/07/2025
(e)
11,000 10,208
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
6,250 6,205
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
8,647 7,729
1.10%, 06/23/2025
(e)
17,525 16,026
Markel Corp
3.50%, 11/01/2027 4,719 4,496
MassMutual Global Funding II
2.75%, 06/22/2024
(e)
13,000 12,638
New York Life Global Funding
2.00%, 01/22/2025
(e)
9,800 9,294
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
14,500 12,987
$ 80,512
Internet - 0.38%
eBay Inc
1.40%, 05/10/2026 13,530 12,197
Media - 0.50%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,650

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.75%, 05/15/2025 $ 6,596 $ 6,545
$ 16,195
Mining - 0.43%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 9,594
Glencore Funding LLC
1.63%, 09/01/2025
(e)
4,750 4,355
$ 13,949
Mortgage Backed Securities - 3.05%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 6
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(g)
125 115
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(g)
276 271
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(g)
3,798 3,373
JP Morgan Mortgage Trust 2004-A3
3.32%, 07/25/2034
(g)
177 159
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 74
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(g)
12,977 11,655
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(g)
1,862 1,813
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(g)
5,240 4,680
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(g)
12,101 10,645
PHH Mortgage Trust Series 2008-CIM1
6.62%, 06/25/2038 478 429
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(e),(g)
11,401 10,080
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(g)
7,811 7,086
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(g)
19,552 17,372
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(g)
20,880 18,461
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(g)
679 662
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(g)
796 758
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(g)
5,129 4,525
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(g)
4,980 4,459
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(g)
2,043 1,813
$ 98,438
Office & Business Equipment - 0.31%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 9,890
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.92%
Chevron USA Inc
0.69%, 08/12/2025 $ 14,600 $ 13,309
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,528
Phillips 66
3.85%, 04/09/2025 6,850 6,741
$ 29,578
Other Asset Backed Securities - 13.66%
AMMC CLO 15 Ltd
5.91%, 01/15/2032
(e)
21,000 20,829
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
5.91%, 10/22/2032
(e)
14,250 14,110
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
187 187
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
2,911 2,859
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
8,722 8,450
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(e)
30,166 26,588
1.69%, 07/15/2060
(e)
6,994 6,321
Dewolf Park CLO Ltd
5.71%, 10/15/2030
(e)
37,000 36,602
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
6.03%, 01/15/2030
(e)
12,010 11,850
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
KKR CLO 18 Ltd
5.73%, 07/18/2030
(e)
20,594 20,414
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
6.19%, 10/20/2030
(e)
10,068 9,963
1.00 x 3 Month USD LIBOR + 1.38%
6.36%, 10/20/2030
(e)
13,600 13,376
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
6.27%, 10/17/2031
(e)
29,500 28,947
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
5.76%, 10/21/2030
(e)
20,920 20,671
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
5.61%, 11/15/2029
(e)
8,818 8,727
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
6.11%, 04/15/2032
(e)
19,500 19,351
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
1,549 1,535
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
3,930 3,590
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
2,581 2,513
Oaktree CLO 2019-4 Ltd
5.93%, 10/20/2032
(e)
30,000 29,482
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
5.68%, 04/15/2030
(e)
9,856 9,772
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.06%, 10/20/2031
(e)
10,939 10,745
1.00 x 3 Month USD LIBOR + 1.25%

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp
0.71%, 04/15/2026
(e)
$ 9,750 $ 9,234
0.97%, 02/15/2026
(e)
17,650 16,872
2.47%, 02/15/2027
(e)
11,750 11,171
Shackleton 2017-X CLO Ltd
5.70%, 04/20/2029
(e)
9,950 9,845
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
5.71%, 12/28/2029
(e)
7,469 7,397
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
5.73%, 01/17/2032
(e)
9,715 9,643
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(e)
7,000 7,025
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
24,000 22,151
Verizon Master Trust
4.49%, 01/22/2029
(g)
16,000 15,977
5.23%, 11/22/2027
(g)
12,950 13,052
Voya 2012-4 Ltd
5.79%, 10/15/2030
(e)
9,472 9,373
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
2,320 2,254
$ 440,876
Packaging & Containers - 0.55%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
9,700 9,204
1.51%, 04/15/2026
(e)
9,800 8,700
$ 17,904
Pharmaceuticals - 2.27%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,553
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
5,800 5,727
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,218
Cigna Corp
0.61%, 03/15/2024 7,850 7,483
1.25%, 03/15/2026 14,700 13,245
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 23,805
Novartis Capital Corp
1.75%, 02/14/2025 2,200 2,088
$ 73,119
Pipelines - 1.58%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,240
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,123
5.55%, 02/15/2028 10,000 10,162
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,608
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 10,994
$ 51,127
REITs - 3.01%
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 23,997
3.65%, 03/15/2048
(e)
6,300 5,918
Crown Castle Inc
1.35%, 07/15/2025
(d)
8,750 8,039
CubeSmart LP
4.00%, 11/15/2025 3,275 3,187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
4.50%, 01/15/2025 $ 7,250 $ 7,088
4.95%, 04/01/2024 4,750 4,713
SBA Tower Trust
1.63%, 05/15/2051
(e)
19,400 16,941
1.88%, 07/15/2050
(e)
6,463 5,809
2.33%, 07/15/2052
(e)
2,800 2,393
2.84%, 01/15/2050
(e)
10,325 9,760
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,193
$ 97,038
Semiconductors - 0.46%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 9,769
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,041
$ 14,810
Software - 0.29%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,479
Student Loan Asset Backed Securities - 6.57%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
2,681 2,539
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
3,698 3,555
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
6,380 5,808
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
2,728 2,398
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
11,997 9,888
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(e)
3,939 3,258
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
8,825 7,689
Keycorp Student Loan Trust 2000-b
5.13%, 07/25/2029 100 100
1.00 x 3 Month USD LIBOR + 0.31%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
469 454
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
1,309 1,260
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
4,420 4,079
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
5,701 5,176
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
3,731 3,368
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
4,010 3,588
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
6,015 5,523
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
4,999 4,418
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
10,617 9,275
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
9,802 8,595

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
$ 13,800 $ 11,959
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(e)
5,773 4,937
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(e)
5,138 4,578
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
24,951 22,297
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(e)
8,612 7,721
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(e)
11,938 10,817
SLM Private Credit Student Loan Trust 2004-A
5.17%, 06/15/2033 529 514
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.10%, 03/15/2024 1,341 1,338
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.06%, 06/15/2039 13,928 13,125
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
4.97%, 12/15/2039 8,130 7,604
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(e)
8,671 7,580
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
15,157 13,567
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(e)
15,229 13,843
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(e)
11,210 10,975
$ 211,826
Telecommunications - 2.16%
AT&T Inc
1.70%, 03/25/2026 9,400 8,627
5.54%, 02/15/2023 8,525 8,527
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
4,187 4,027
4.24%, 07/15/2048
(e)
1,650 1,537
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(e)
23,094 22,910
5.15%, 03/20/2028
(e)
9,500 9,484
Verizon Communications Inc
5.10%, 03/20/2026 14,700 14,648
Secured Overnight Financing Rate + 0.79%
$ 69,760
Transportation - 0.63%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,337
Ryder System Inc
1.75%, 09/01/2026 11,000 9,839
$ 20,176
Trucking & Leasing - 0 .29%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 9,519
TOTAL BONDS $ 2,896,584
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.33%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3.53%, 09/01/2035 $ 21 $ 21
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.00%
2.13%, 01/01/2035 $ 16 $ 16
1.00 x 12 Month USD LIBOR + 1.75%
2.99%, 07/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.67%
3.42%, 02/01/2037 30 29
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.06%
3.50%, 02/01/2035 9 9
1.00 x 6 Month USD LIBOR + 2.06%
3.81%, 08/01/2034 12 12
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 14 14
1.00 x 12 Month USD LIBOR + 1.58%
3.93%, 10/01/2035 36 36
1.00 x 12 Month USD LIBOR + 1.68%
4.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
4.42%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
5.13%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 135
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
$ 2
U.S. Treasury - 9.33%
0.25%, 07/31/2025 27,300 24,903
0.63%, 03/31/2027 77,450 68,440
0.88%, 06/30/2026 61,000 55,358
1.25%, 11/30/2026 30,000 27,360
2.25%, 11/15/2027 74,050 69,581
2.38%, 05/15/2027 58,300 55,298
$ 300,940
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 301,098
Total Investments $ 3,215,017
Other Assets and Liabilities -  0.35% 11,349
TOTAL NET ASSETS - 100.00% $ 3,226,366
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,574 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,414 or 0.11% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,637,749 or 50.76% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.

Schedule of Investments
Short-Term Income Fund
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 25.85%
Financial 22.24%
Mortgage Securities 13.55%
Government 9.33%
Utilities 7.91%
Consumer, Non-cyclical 7.23%
Communications 3.04%
Technology 2.72%
Energy 2.50%
Industrial 1.88%
Consumer, Cyclical 1.45%
Basic Materials 1.41%
Money Market Funds 0.54%
Other Assets and Liabilities
0.35%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 187,013 $ 173,252 $ 13,761
Principal Government Money Market Fund - Institutional Class 4.19% 54,001 182,546 236,547 —
$ 54,001 $ 369,559 $ 409,799 $ 13,761
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 293 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 177 — — —
$ 470 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2023 Long 300 $ 32,773 $ (56)
Total $ (56)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Money Market Funds - 0 .86%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
2,108,137 $ 2,108
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
8,634,513 8,635
$ 10,743
TOTAL INVESTMENT COMPANIES $ 10,743
COMMON STOCKS - 98 .25 % Shares Held Value (000's)
Aerospace & Defense - 1 .10%
AAR Corp
(d)
269,500 $ 13,863
Agriculture - 1 .56%
Darling Ingredients Inc
(d)
234,100 15,518
Vital Farms Inc
(d)
233,600 4,107
$ 19,625
Airlines - 0 .22%
Sun Country Airlines Holdings Inc
(d)
146,200 2,730
Automobile Parts & Equipment - 0 .90%
Visteon Corp
(d)
72,600 11,350
Banks - 9 .61%
Ameris Bancorp 274,000 12,922
BancFirst Corp 62,000 5,340
Bancorp Inc/The
(d)
316,500 10,739
CVB Financial Corp 131,300 3,180
Enterprise Financial Services Corp 154,000 8,211
First Interstate BancSystem Inc 243,100 8,722
First Merchants Corp 183,500 7,824
FNB Corp/PA 894,256 12,761
Independent Bank Corp 28,837 2,298
Independent Bank Corp/MI 135,100 2,995
Lakeland Bancorp Inc 163,600 3,153
Popular Inc 116,300 7,983
Sandy Spring Bancorp Inc 120,200 4,063
United Community Banks Inc/GA 449,550 14,628
Webster Financial Corp 303,070 15,957
$ 120,776
Biotechnology - 3 .62%
ADC Therapeutics SA
(d)
274,400 1,402
Allogene Therapeutics Inc
(d)
178,100 1,375
Cellectis SA ADR
(d)
514,400 1,569
Denali Therapeutics Inc
(d)
187,400 5,673
Design Therapeutics Inc
(d)
185,400 1,455
Immunocore Holdings PLC ADR
(d)
133,600 8,186
Insmed Inc
(d)
344,000 7,406
Iovance Biotherapeutics Inc
(d)
466,600 3,714
MacroGenics Inc
(d)
199,000 1,148
Olink Holding AB ADR
(d),(e)
248,900 4,874
Seagen Inc
(d)
61,900 8,634
$ 45,436
Building Materials - 1 .95%
Modine Manufacturing Co
(d)
333,162 7,960
Summit Materials Inc
(d)
253,444 8,328
Trex Co Inc
(d)
156,700 8,261
$ 24,549
Chemicals - 0 .85%
Koppers Holdings Inc 128,772 4,457
Livent Corp
(d)
238,600 6,184
$ 10,641
Commercial Services - 3 .15%
ABM Industries Inc 211,954 9,943
AMN Healthcare Services Inc
(d)
86,600 8,300
Cross Country Healthcare Inc
(d)
248,450 6,895
First Advantage Corp
(d)
240,800 3,342
ICF International Inc 66,400 6,785
Medifast Inc 38,500 4,291
$ 39,556
Computers - 2 .24%
ExlService Holdings Inc
(d)
114,500 19,534
KnowBe4 Inc
(d)
346,365 8,621
$ 28,155
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .51%
Central Garden & Pet Co - A Shares
(d)
161,280 $ 6,392
Cosmetics & Personal Care - 0 .54%
Beauty Health Co/The
(d)
590,000 6,726
Distribution & Wholesale - 2 .49%
Core & Main Inc
(d)
307,204 6,780
Titan Machinery Inc
(d)
175,900 7,729
WESCO International Inc
(d)
112,300 16,734
$ 31,243
Diversified Financial Services - 5 .22%
Encore Capital Group Inc
(d)
214,300 11,941
Flywire Corp
(d)
237,300 6,400
Focus Financial Partners Inc
(d)
282,900 12,773
Janus Henderson Group PLC 157,900 4,093
Lazard Ltd 113,100 4,533
Moelis & Co 82,600 3,862
Piper Sandler Cos 60,409 8,584
Stifel Financial Corp 141,500 9,538
StoneX Group Inc
(d)
43,922 3,860
$ 65,584
Electric - 2 .05%
Brookfield Renewable Corp 319,500 10,071
Portland General Electric Co 329,800 15,692
$ 25,763
Electrical Components & Equipment - 1 .17%
EnerSys 176,900 14,686
Electronics - 4 .05%
Advanced Energy Industries Inc 144,900 13,438
Atkore Inc
(d)
117,000 15,239
Mirion Technologies Inc
(d)
159,380 1,267
Mirion Technologies Inc - Warrants
(d)
179,475 280
TD SYNNEX Corp 103,900 10,613
Vishay Intertechnology Inc 437,600 10,017
$ 50,854
Energy - Alternate Sources - 0 .49%
Array Technologies Inc
(d)
278,100 6,182
Engineering & Construction - 2 .00%
Dycom Industries Inc
(d)
168,474 16,067
MYR Group Inc
(d)
91,500 9,064
$ 25,131
Entertainment - 2 .55%
Caesars Entertainment Inc
(d)
188,700 9,824
Golden Entertainment Inc
(d)
293,200 11,581
Vail Resorts Inc 40,700 10,677
$ 32,082
Food - 1 .20%
Performance Food Group Co
(d)
245,918 15,080
Gas - 1 .08%
Southwest Gas Holdings Inc 202,090 13,526
Hand & Machine Tools - 0 .69%
Regal Rexnord Corp 62,100 8,644
Healthcare - Products - 3 .80%
Adaptive Biotechnologies Corp
(d)
341,800 3,169
Castle Biosciences Inc
(d)
320,900 8,690
Exact Sciences Corp
(d)
96,900 6,543
Natera Inc
(d)
378,592 16,253
Nevro Corp
(d)
136,200 5,001
STAAR Surgical Co
(d)
114,900 8,106
$ 47,762
Healthcare - Services - 2 .94%
Addus HomeCare Corp
(d)
120,500 12,956
Amedisys Inc
(d)
115,500 11,164
Aveanna Healthcare Holdings Inc
(d)
595,500 726
LifeStance Health Group Inc
(d),(e)
868,700 4,587
Syneos Health Inc
(d)
172,400 6,193
Teladoc Health Inc
(d)
42,400 1,247
$ 36,873

Schedule of Investments
SmallCap Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 $ 1
Home Builders - 1 .26%
Taylor Morrison Home Corp
(d)
443,700 15,884
Insurance - 2 .27%
CNO Financial Group Inc 276,600 7,125
Hanover Insurance Group Inc/The 92,493 12,448
Primerica Inc 55,300 8,945
$ 28,518
Internet - 0 .10%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
392,200 1,267
Iron & Steel - 1 .20%
Commercial Metals Co 277,600 15,065
Leisure Products & Services - 1 .36%
Life Time Group Holdings Inc
(d)
745,200 14,002
Lindblad Expeditions Holdings Inc
(d)
264,100 3,143
$ 17,145
Lodging - 0 .15%
Sonder Holdings Inc
(d)
1,400,446 1,877
Machinery - Diversified - 1 .81%
Chart Industries Inc
(d)
129,300 17,323
Zurn Elkay Water Solutions Corp 249,800 5,461
$ 22,784
Media - 1 .14%
World Wrestling Entertainment Inc 168,800 14,284
Mining - 0 .63%
Alcoa Corp 80,690 4,215
Piedmont Lithium Inc
(d)
53,900 3,700
$ 7,915
Miscellaneous Manufacturers - 0 .74%
Hillenbrand Inc 198,300 9,292
Oil & Gas - 3 .34%
California Resources Corp 345,500 14,763
Chord Energy Corp 34,400 4,931
Gulfport Energy Corp
(d)
94,200 6,420
PDC Energy Inc 233,900 15,842
$ 41,956
Oil & Gas Services - 2 .37%
ChampionX Corp 600,050 19,813
NexTier Oilfield Solutions Inc
(d)
1,058,791 9,974
$ 29,787
Packaging & Containers - 1 .02%
Graphic Packaging Holding Co 530,400 12,777
Pharmaceuticals - 1 .69%
Collegium Pharmaceutical Inc
(d)
341,400 9,587
Dexcom Inc
(d)
58,000 6,211
PMV Pharmaceuticals Inc
(d)
220,300 1,806
Prometheus Biosciences Inc
(d)
31,400 3,569
$ 21,173
REITs - 6 .66%
Agree Realty Corp 250,700 18,710
Cousins Properties Inc 400,401 10,979
First Industrial Realty Trust Inc 315,740 16,845
Ladder Capital Corp 550,900 6,170
Pebblebrook Hotel Trust 892,236 14,633
Rexford Industrial Realty Inc 257,800 16,362
$ 83,699
Retail - 5 .19%
BJ's Wholesale Club Holdings Inc
(d)
221,351 16,041
Bloomin' Brands Inc 438,600 10,636
Caleres Inc 549,700 14,303
Petco Health & Wellness Co Inc
(d)
352,273 4,118
Portillo's Inc
(d)
282,400 6,371
Rush Enterprises Inc - Class A 11,580 623
Sally Beauty Holdings Inc
(d)
472,100 7,356
World Fuel Services Corp 202,300 5,725
$ 65,173
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .55%
Provident Financial Services Inc 293,400 $ 6,883
Semiconductors - 2 .54%
Allegro MicroSystems Inc
(d)
442,100 16,875
Entegris Inc 109,440 8,833
SiTime Corp
(d)
54,200 6,245
$ 31,953
Software - 6 .33%
Aspen Technology Inc
(d)
25,116 4,992
Bentley Systems Inc 72,000 2,812
Concentrix Corp 92,900 13,174
DigitalOcean Holdings Inc
(d)
186,700 5,480
DoubleVerify Holdings Inc
(d)
196,447 5,341
Doximity Inc
(d)
123,200 4,345
Jamf Holding Corp
(d)
187,500 3,726
Manhattan Associates Inc
(d)
108,800 14,183
Privia Health Group Inc
(d)
485,590 13,130
Sophia Genetics SA
(d)
198,000 594
Sprout Social Inc
(d)
182,700 11,687
$ 79,464
Telecommunications - 0 .48%
Credo Technology Group Holding Ltd
(d)
349,195 6,052
Transportation - 1 .44%
Atlas Air Worldwide Holdings Inc
(d)
76,600 7,829
Hub Group Inc
(d)
97,200 8,288
Teekay Tankers Ltd
(d)
62,817 1,928
$ 18,045
TOTAL COMMON STOCKS $ 1,234,203
Total Investments $ 1,244,946
Other Assets and Liabilities -  0.89% 11,228
TOTAL NET ASSETS - 100.00% $ 1,256,174
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,108 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,093 or 0.17% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .31%
Consumer, Non-cyclical 19 .01%
Industrial 15 .97%
Consumer, Cyclical 14 .12%
Technology 11 .11%
Energy 6 .20%
Utilities 3 .13%
Basic Materials 2 .68%
Communications 1 .72%
Money Market Funds 0 .86%
Diversified 0 .00%
Other Assets and Liabilities
0 .89%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
January 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 48,981 $ 40,346 $ 8,635
Principal Government Money Market Fund - Institutional Class 4.19% 24,455 33,530 57,985 —
$ 24,455 $ 82,511 $ 98,331 $ 8,635
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 38 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 34 — — —
$ 72 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .05%
iShares Russell 2000 Growth ETF 13,000 $ 3,068
SPDR S&P Biotech ETF
(a)
244,522 21,738
$ 24,806
Money Market Funds - 5 .36%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(b),(c)
8,731,349 8,731
Principal Government Money Market Fund -
Class R-6 4.25%
(b),(c),(d)
117,994,011 117,994
$ 126,725
TOTAL INVESTMENT COMPANIES $ 151,531
COMMON STOCKS - 94 .18 % Shares Held Value (000's)
Advertising - 0 .00%
AdTheorent Holding Co Inc
(e)
4,891 $ 8
Boston Omaha Corp
(e)
171 5
Entravision Communications Corp 4,614 30
Quotient Technology Inc
(e)
1,403 6
Stagwell Inc
(e)
977 7
$ 56
Aerospace & Defense - 1 .57%
Aerojet Rocketdyne Holdings Inc
(e)
6,342 355
AeroVironment Inc
(e)
55,634 4,950
AEye Inc
(e)
11,990 8
Curtiss-Wright Corp 51,630 8,560
Hexcel Corp 182,100 12,853
Joby Aviation Inc
(a),(e)
24,464 108
Kratos Defense & Security Solutions Inc
(e)
496,329 5,683
Mercury Systems Inc
(e)
90,353 4,516
Momentus Inc
(e)
2,660 2
Moog Inc 506 48
Redwire Corp
(e)
425 1
Rocket Lab USA Inc
(e)
23,106 115
$ 37,199
Agriculture - 0 .22%
22nd Century Group Inc
(e)
18,263 20
Benson Hill Inc
(e)
8,900 24
Local Bounti Corp
(e)
7,205 7
Turning Point Brands Inc 1,603 37
Vector Group Ltd 2,196 29
Vital Farms Inc
(e)
289,391 5,087
$ 5,204
Airlines - 0 .17%
Allegiant Travel Co
(e)
722 62
Frontier Group Holdings Inc
(e)
3,992 50
Sun Country Airlines Holdings Inc
(e)
210,586 3,932
$ 4,044
Apparel - 0 .07%
Crocs Inc
(e)
6,449 785
Ermenegildo Zegna NV 1,520 18
Kontoor Brands Inc 5,905 282
Oxford Industries Inc 1,115 131
Rocky Brands Inc 57 2
Steven Madden Ltd 8,180 293
Torrid Holdings Inc
(a),(e)
1,172 4
Wolverine World Wide Inc 8,291 134
$ 1,649
Automobile Manufacturers - 0 .02%
Blue Bird Corp
(e)
1,865 27
Canoo Inc
(a),(e)
17,439 21
Fisker Inc
(a),(e)
18,801 140
Hyzon Motors Inc
(a),(e)
9,947 21
Lightning eMotors Inc
(e)
5,269 5
Mullen Automotive Inc
(e)
36,507 13
Nikola Corp
(a),(e)
33,302 90
Proterra Inc
(e)
10,846 55
Wabash National Corp 4,386 113
Workhorse Group Inc
(a),(e)
15,099 33
Xos Inc
(e)
7,493 7
$ 525
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .96%
Aeva Technologies Inc
(e)
969 $ 2
American Axle & Manufacturing Holdings Inc
(e)
822 7
Cepton Inc
(e)
5,204 6
Dorman Products Inc
(e)
2,798 272
Douglas Dynamics Inc 2,403 97
Fox Factory Holding Corp
(e)
124,380 14,688
Gentherm Inc
(e)
3,517 262
Holley Inc
(a),(e)
5,840 19
indie Semiconductor Inc
(a),(e)
10,929 87
Luminar Technologies Inc
(a),(e)
26,671 178
Microvast Holdings Inc
(e)
11,322 18
Miller Industries Inc/TN 88 3
Shyft Group Inc/The 3,694 123
Solid Power Inc
(a),(e)
5,878 20
Titan International Inc
(e)
5,478 91
Visteon Corp
(e)
31,889 4,986
XPEL Inc
(e)
24,837 1,889
$ 22,748
Banks - 1 .44%
BancFirst Corp 1,263 109
Bancorp Inc/The
(e)
3,411 116
Bank of NT Butterfield & Son Ltd/The 336 11
BayCom Corp 130 3
Bridgewater Bancshares Inc
(e)
492 8
Cadence Bank 1,140 29
Coastal Financial Corp/WA
(e)
1,112 51
Eastern Bankshares Inc 3,452 56
Esquire Financial Holdings Inc 625 29
Farmers & Merchants Bancorp Inc/Archbold OH 428 12
First BanCorp/Puerto Rico 1,558 21
First Financial Bankshares Inc 294,831 10,502
First Guaranty Bancshares Inc 88 2
Five Star Bancorp 500 13
FVCBankcorp Inc
(e)
96 2
Glacier Bancorp Inc 1,544 70
Lakeland Financial Corp 2,407 170
Live Oak Bancshares Inc 2,769 95
Metrocity Bankshares Inc 497 10
Metropolitan Bank Holding Corp
(e)
103 6
National Bank Holdings Corp 234 10
Nicolet Bankshares Inc
(e)
155 11
Pathward Financial Inc 843 42
Prosperity Bancshares Inc 286,345 21,722
ServisFirst Bancshares Inc 5,331 363
Silvergate Capital Corp
(a),(e)
2,655 38
Stock Yards Bancorp Inc 2,583 155
Third Coast Bancshares Inc
(e)
114 2
Triumph Financial Inc 916 51
Veritex Holdings Inc 797 22
Walker & Dunlop Inc 2,282 218
West BanCorp Inc 376 8
Westamerica BanCorp 693 38
$ 33,995
Beverages - 0 .38%
BRC Inc
(a),(e)
2,961 20
Celsius Holdings Inc
(e)
69,184 6,940
Coca-Cola Consolidated Inc 499 253
Duckhorn Portfolio Inc/The
(e)
4,455 72
MGP Ingredients Inc 1,500 146
National Beverage Corp
(e)
2,526 112
Vintage Wine Estates Inc
(e)
628 2
Vita Coco Co Inc/The
(a),(e)
2,980 40
Zevia PBC
(a),(e)
332,379 1,489
$ 9,074
Biotechnology - 7 .79%
Aadi Bioscience Inc
(e)
1,544 19
Abcam PLC ADR
(e)
651,961 9,043
ACADIA Pharmaceuticals Inc
(e)
363,172 6,911
ADMA Biologics Inc
(e)
8,845 33

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Affimed NV
(e)
15,267 $ 20
Agenus Inc
(e)
32,181 84
Akero Therapeutics Inc
(e)
265 13
Albireo Pharma Inc
(e)
1,925 86
Alpine Immune Sciences Inc
(e)
1,133 10
Amicus Therapeutics Inc
(e)
29,323 382
AN2 Therapeutics Inc
(e)
126 2
Anavex Life Sciences Corp
(a),(e)
7,405 80
ANI Pharmaceuticals Inc
(e)
113,002 5,055
Apellis Pharmaceuticals Inc
(e)
9,969 526
Arbutus Biopharma Corp
(e)
6,586 20
Arcturus Therapeutics Holdings Inc
(e)
2,261 48
Arcutis Biotherapeutics Inc
(e)
4,371 72
Arrowhead Pharmaceuticals Inc
(e)
180,421 6,313
Atara Biotherapeutics Inc
(e)
1,123 6
Aura Biosciences Inc
(e)
1,956 20
Aurinia Pharmaceuticals Inc
(e)
14,374 130
Avid Bioservices Inc
(e)
6,541 104
Axsome Therapeutics Inc
(e)
3,400 255
Beam Therapeutics Inc
(e)
6,752 293
BioCryst Pharmaceuticals Inc
(e)
13,713 145
Biohaven Ltd
(a),(e)
51,008 974
Blueprint Medicines Corp
(e)
286,300 13,382
Bridgebio Pharma Inc
(e)
6,957 65
Cassava Sciences Inc
(a),(e)
4,081 114
Celldex Therapeutics Inc
(e)
1,034 46
Celularity Inc
(e)
7,597 6
Cerevel Therapeutics Holdings Inc
(e)
6,083 208
Certara Inc
(e)
144,792 2,809
Crinetics Pharmaceuticals Inc
(e)
829 16
CTI BioPharma Corp
(e)
2,217 12
Cytek Biosciences Inc
(e)
12,233 147
Cytokinetics Inc
(e)
136,638 5,804
Deciphera Pharmaceuticals Inc
(e)
1,373 23
Denali Therapeutics Inc
(e)
11,568 350
Dynavax Technologies Corp
(e)
12,679 144
Eiger BioPharmaceuticals Inc
(e)
4,523 9
Esperion Therapeutics Inc
(e)
7,816 50
Evolus Inc
(e)
3,789 39
EyePoint Pharmaceuticals Inc
(a),(e)
1,601 7
Fate Therapeutics Inc
(e)
8,903 53
FibroGen Inc
(e)
8,317 196
Geron Corp
(e)
26,625 88
Gossamer Bio Inc
(e)
7,157 19
GreenLight Biosciences Holdings PBC
(a),(e)
9,873 11
Guardant Health Inc
(e)
152,670 4,798
Halozyme Therapeutics Inc
(e)
14,165 733
HilleVax Inc
(e)
341 6
Humacyte Inc
(e)
6,578 17
IGM Biosciences Inc
(e)
866 20
ImmunityBio Inc
(a),(e)
6,757 26
ImmunoGen Inc
(e)
11,360 52
Inhibrx Inc
(e)
3,454 86
Innoviva Inc
(e)
6,777 86
Insmed Inc
(e)
523,233 11,265
Intellia Therapeutics Inc
(e)
127,660 5,418
Intercept Pharmaceuticals Inc
(e)
2,614 48
Intra-Cellular Therapies Inc
(e)
151,460 7,258
IVERIC bio Inc
(e)
497,301 11,487
Karuna Therapeutics Inc
(e)
96,432 19,228
Karyopharm Therapeutics Inc
(e)
8,147 27
Keros Therapeutics Inc
(e)
1,932 113
Kiniksa Pharmaceuticals Ltd
(e)
3,162 46
Krystal Biotech Inc
(e)
756 63
Legend Biotech Corp ADR
(e)
81,633 4,122
Lexicon Pharmaceuticals Inc
(e)
3,920 9
Ligand Pharmaceuticals Earnout Shares
(e)
95 —
Ligand Pharmaceuticals Earnout Shares
(e)
95 —
Ligand Pharmaceuticals Inc
(e)
210 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Liquidia Corp
(a),(e)
3,230 $ 21
MeiraGTx Holdings plc
(e)
285 2
NeoGenomics Inc
(e)
1,310,365 15,567
NGM Biopharmaceuticals Inc
(e)
2,713 14
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
7,570 19
PepGen Inc
(e)
346 5
Phathom Pharmaceuticals Inc
(a),(e)
2,598 31
Point Biopharma Global Inc
(e)
8,513 68
Praxis Precision Medicines Inc
(e)
442 2
Precigen Inc
(e)
9,586 16
Prime Medicine Inc
(e)
492 9
Prothena Corp PLC
(e)
3,891 220
Provention Bio Inc
(e)
5,724 50
PTC Therapeutics Inc
(e)
5,685 261
Rallybio Corp
(e)
1,575 11
RAPT Therapeutics Inc
(e)
1,922 56
Recursion Pharmaceuticals Inc
(e)
1,426 12
Relay Therapeutics Inc
(e)
173,272 3,718
Replimune Group Inc
(e)
280,752 7,819
REVOLUTION Medicines Inc
(e)
1,133 30
Rigel Pharmaceuticals Inc
(e)
18,196 30
Sangamo Therapeutics Inc
(e)
1,002 3
Scilex Holding Co
(e)
1,010 8
Sorrento Therapeutics Inc
(e)
7,168 7
SpringWorks Therapeutics Inc
(e)
718 23
Syndax Pharmaceuticals Inc
(e)
1,332 38
TG Therapeutics Inc
(e)
14,272 217
Theravance Biopharma Inc
(e)
6,136 66
Third Harmonic Bio Inc
(e)
636 3
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
TransMedics Group Inc
(e)
153,552 9,677
Travere Therapeutics Inc
(e)
5,921 133
Twist Bioscience Corp
(e)
4,174 120
Ultragenyx Pharmaceutical Inc
(e)
172,160 7,804
United Therapeutics Corp
(e)
22,308 5,871
Vaxart Inc
(a),(e)
3,433 4
Ventyx Biosciences Inc
(e)
2,642 111
Vera Therapeutics Inc
(e)
1,441 12
Vericel Corp
(e)
5,052 139
Veru Inc
(e)
6,958 40
Verve Therapeutics Inc
(e)
782 18
Vir Biotechnology Inc
(e)
133,021 3,931
Viridian Therapeutics Inc
(e)
135,676 4,955
VistaGen Therapeutics Inc
(e)
20,913 5
Zentalis Pharmaceuticals Inc
(e)
164,999 3,894
$ 184,205
Building Materials - 0 .58%
AAON Inc 4,659 356
American Woodmark Corp
(e)
125 7
Apogee Enterprises Inc 2,377 111
Armstrong World Industries Inc 86,051 6,661
AZEK Co Inc/The
(e)
207,853 5,015
Boise Cascade Co 880 66
Griffon Corp 2,506 102
JELD-WEN Holding Inc
(e)
3,301 42
Masonite International Corp
(e)
2,379 217
PGT Innovations Inc
(e)
6,186 134
Simpson Manufacturing Co Inc 4,544 487
SmartRent Inc
(e)
12,956 38
UFP Industries Inc 5,565 521
$ 13,757
Chemicals - 1 .61%
AdvanSix Inc 985 43
American Vanguard Corp 2,587 58
Amyris Inc
(a),(e)
3,073 5
Avient Corp 7,110 288
Balchem Corp 3,383 442
Cabot Corp 5,909 445

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Codexis Inc
(e)
6,555 $ 40
Diversey Holdings Ltd
(e)
8,368 51
Element Solutions Inc 400,390 8,200
Hawkins Inc 1,266 49
HB Fuller Co 192,242 13,284
Ingevity Corp
(e)
3,985 329
Innospec Inc 2,245 254
Kronos Worldwide Inc 2,368 28
Lightwave Logic Inc
(a),(e)
11,974 75
Livent Corp
(e)
17,235 447
Mativ Holdings Inc 453 12
Origin Materials Inc
(e)
6,894 42
Orion Engineered Carbons SA 6,478 136
Quaker Chemical Corp 66,927 13,176
Rogers Corp
(e)
2,006 280
Sensient Technologies Corp 4,210 319
Stepan Co 222 24
Terawulf Inc
(e)
1,126 1
$ 38,028
Coal - 0 .03%
Alpha Metallurgical Resources Inc 1,615 260
Arch Resources Inc 1,573 233
CONSOL Energy Inc 3,432 199
Ramaco Resources Inc 2,395 25
Warrior Met Coal Inc 618 23
$ 740
Commercial Services - 7 .56%
AirSculpt Technologies Inc
(a)
1,666 10
Alarm.com Holdings Inc
(e)
5,109 274
Alta Equipment Group Inc 503 9
AMN Healthcare Services Inc
(e)
4,597 441
Arlo Technologies Inc
(e)
9,291 35
ASGN Inc
(e)
5,213 474
Barrett Business Services Inc 651 65
Bright Horizons Family Solutions Inc
(e)
250,830 19,259
Brink's Co/The 4,814 316
Carriage Services Inc 1,417 46
Cass Information Systems Inc 247 12
CBIZ Inc
(e)
5,089 242
Chegg Inc
(e)
13,225 275
Cimpress PLC
(e)
1,883 62
Cipher Mining Inc
(a),(e)
321 —
CompoSecure Inc
(e)
903 6
CorVel Corp
(e)
945 168
Coursera Inc
(e)
12,225 195
CRA International Inc 739 88
Cross Country Healthcare Inc
(e)
546 15
Custom Truck One Source Inc
(e)
2,046 14
Distribution Solutions Group Inc
(e)
488 20
Driven Brands Holdings Inc
(e)
386,227 11,274
European Wax Center Inc 334,655 6,305
EVERTEC Inc 6,491 240
Evo Payments Inc
(e)
229,377 7,768
First Advantage Corp
(e)
198,493 2,755
Forrester Research Inc
(e)
1,206 45
Franklin Covey Co
(e)
1,297 60
FTI Consulting Inc
(e)
112,729 17,982
Green Dot Corp
(e)
582 11
Hackett Group Inc/The 2,590 57
Healthcare Services Group Inc 3,808 51
HealthEquity Inc
(e)
230,627 14,034
Herc Holdings Inc 137,820 21,405
Huron Consulting Group Inc
(e)
1,246 85
I3 Verticals Inc
(e)
41,298 1,194
ICF International Inc 1,385 142
Information Services Group Inc 1,813 9
Insperity Inc 97,373 10,765
John Wiley & Sons Inc 4,322 198
Kforce Inc 2,097 118
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Korn Ferry 5,637 $ 304
Legalzoom.com Inc
(e)
10,276 87
MarketWise Inc
(e)
543 1
Medifast Inc 1,160 129
Mister Car Wash Inc
(e)
1,077,991 11,071
Moneylion Inc
(e)
1,141 1
National Research Corp 1,501 70
Paya Holdings Inc
(e)
9,373 91
Payoneer Global Inc
(e)
23,202 138
Priority Technology Holdings Inc
(e)
2,035 10
PROG Holdings Inc
(e)
895 20
Progyny Inc
(e)
8,012 276
R1 RCM Inc
(e)
16,103 230
Remitly Global Inc
(e)
10,569 127
Rent the Runway Inc
(e)
4,986 21
Rent-A-Center Inc/TX 5,306 143
Rentokil Initial PLC ADR 306,206 9,315
Sabre Corp
(e)
7,160 49
Shift4 Payments Inc
(a),(e)
330,612 21,173
ShotSpotter Inc
(e)
949 37
SP Plus Corp
(e)
2,132 80
Sterling Check Corp
(e)
2,355 33
StoneCo Ltd
(e)
15,444 172
Stride Inc
(e)
4,345 187
Target Hospitality Corp
(e)
3,125 48
Textainer Group Holdings Ltd 654 22
Transcat Inc
(e)
757 63
TriNet Group Inc
(e)
80,901 6,104
Udemy Inc
(e)
7,728 97
Universal Technical Institute Inc
(e)
3,541 27
Vivint Smart Home Inc
(e)
2,586 31
Wejo Group Ltd
(e)
6,723 6
WEX Inc
(e)
63,580 11,760
Willdan Group Inc
(e)
149 3
ZipRecruiter Inc
(e)
7,747 152
$ 178,602
Computers - 2 .04%
Cantaloupe Inc
(e)
3,981 20
Cerberus Cyber Sentinel Corp
(e)
5,188 7
Corsair Gaming Inc
(e)
2,289 36
Diebold Nixdorf Inc
(e)
6,251 15
ExlService Holdings Inc
(e)
3,438 587
Genpact Ltd 454,871 21,506
Grid Dynamics Holdings Inc
(e)
5,695 71
Insight Enterprises Inc
(e)
2,808 317
Integral Ad Science Holding Corp
(e)
1,405 14
IronNet Inc
(e)
8,724 4
Markforged Holding Corp
(e)
1,971 3
Maximus Inc 6,075 455
Mitek Systems Inc
(e)
4,197 41
NextNav Inc
(a),(e)
7,148 21
OneSpan Inc
(e)
1,592 22
PAR Technology Corp
(e)
1,059 36
Qualys Inc
(e)
4,095 472
Rapid7 Inc
(e)
113,449 4,523
Rimini Street Inc
(e)
5,204 23
Super Micro Computer Inc
(e)
136,558 9,878
Telos Corp
(e)
5,765 28
Tenable Holdings Inc
(e)
77,478 3,117
TTEC Holdings Inc 2,015 102
Unisys Corp
(e)
5,258 29
Varonis Systems Inc
(e)
266,447 6,885
Velo3D Inc
(e)
6,390 15
Vuzix Corp
(a),(e)
5,532 29
$ 48,256
Consumer Products - 0 .03%
Central Garden & Pet Co
(e)
397 17
Central Garden & Pet Co - A Shares
(e)
1,528 60
Helen of Troy Ltd
(e)
2,521 285

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Leafly Holdings Inc
(e)
3,153 $ 2
WD-40 Co 1,459 255
$ 619
Cosmetics & Personal Care - 0 .03%
Beauty Health Co/The
(e)
8,956 102
elf Beauty Inc
(e)
5,222 301
Inter Parfums Inc 1,919 227
$ 630
Distribution & Wholesale - 0 .88%
Global Industrial Co 1,006 26
H&E Equipment Services Inc 3,414 174
Hudson Technologies Inc
(e)
4,616 47
IAA Inc
(e)
137,306 5,730
MRC Global Inc
(e)
8,894 121
SiteOne Landscape Supply Inc
(e)
95,544 14,476
ThredUp Inc
(e)
1,185 2
Veritiv Corp 1,383 173
$ 20,749
Diversified Financial Services - 2 .82%
Applied Digital Corp
(a),(e)
3,142 10
Artisan Partners Asset Management Inc 4,200 155
Associated Capital Group Inc 13 —
Atlanticus Holdings Corp
(e)
304 10
Avantax Inc
(e)
5,096 148
B Riley Financial Inc 2,196 94
Brightsphere Investment Group Inc 3,190 75
Brookfield Business Corp 2,454 56
Cohen & Steers Inc 2,717 200
Columbia Financial Inc
(e)
1,230 24
Cryptyde Inc
(e)
1,653 —
Curo Group Holdings Corp 2,196 9
Diamond Hill Investment Group Inc 298 56
Federated Hermes Inc 9,073 357
Flywire Corp
(e)
405,672 10,941
Focus Financial Partners Inc
(e)
6,165 278
GCM Grosvenor Inc 3,792 34
Hamilton Lane Inc 3,813 297
Hannon Armstrong Sustainable Infrastructure
Capital Inc
56,269 2,077
Houlihan Lokey Inc 197,183 19,535
International Money Express Inc
(e)
3,323 76
LendingClub Corp
(e)
719 7
LendingTree Inc
(e)
1,117 44
Moelis & Co 202,121 9,449
NerdWallet Inc
(e)
2,739 32
Perella Weinberg Partners 3,612 37
PJT Partners Inc 2,524 202
Sculptor Capital Management Inc 1,403 13
Silvercrest Asset Management Group Inc 1,054 20
StepStone Group Inc 377,496 11,019
Stifel Financial Corp 166,346 11,213
StoneX Group Inc
(e)
178 16
Velocity Financial Inc
(e)
91 1
Victory Capital Holdings Inc 547 16
Virtus Investment Partners Inc 82 18
WisdomTree Inc 14,597 84
World Acceptance Corp
(e)
285 27
$ 66,630
Electric - 0 .27%
Altus Power Inc
(e)
1,564 13
Ameresco Inc
(e)
85,646 5,521
Clearway Energy Inc - Class A 3,726 119
Clearway Energy Inc - Class C 8,718 295
FTC Solar Inc
(a),(e)
4,796 13
MGE Energy Inc 1,662 121
Ormat Technologies Inc 2,914 270
Otter Tail Corp 1,961 126
Via Renewables Inc 1,467 10
$ 6,488
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .98%
Belden Inc 2,401 $ 195
Blink Charging Co
(a),(e)
3,831 52
Energizer Holdings Inc 7,085 263
EnerSys 492 41
ESS Tech Inc
(a),(e)
8,278 18
Insteel Industries Inc 1,999 60
Littelfuse Inc 74,545 19,135
Novanta Inc
(e)
99,852 16,123
Universal Display Corp 81,480 10,798
$ 46,685
Electronics - 0 .69%
Advanced Energy Industries Inc 3,990 370
Akoustis Technologies Inc
(e)
5,598 21
Allied Motion Technologies Inc 1,299 53
Atkore Inc
(e)
4,378 570
Badger Meter Inc 3,106 360
Berkshire Grey Inc
(e)
6,569 7
Brady Corp 3,785 202
Charge Enterprises Inc
(e)
13,787 19
Coherent Corp
(e)
97,472 4,230
CTS Corp 3,392 151
Enovix Corp
(a),(e)
11,656 93
FARO Technologies Inc
(e)
185 5
Identiv Inc
(e)
2,358 21
Itron Inc
(e)
386 22
Mesa Laboratories Inc 536 104
MicroVision Inc
(a),(e)
17,707 44
Napco Security Technologies Inc
(e)
3,141 91
OSI Systems Inc
(e)
198 19
Plexus Corp
(e)
2,486 239
Stoneridge Inc
(e)
458 11
Turtle Beach Corp
(e)
1,361 13
Vicor Corp
(e)
2,354 163
Woodward Inc 92,711 9,481
$ 16,289
Energy - Alternate Sources - 0 .51%
Array Technologies Inc
(e)
16,032 356
Energy Vault Holdings Inc
(a),(e)
8,657 37
Fluence Energy Inc
(a),(e)
3,844 93
FuelCell Energy Inc
(e)
31,370 115
Heliogen Inc
(e)
10,910 7
Montauk Renewables Inc
(e)
6,896 77
Shoals Technologies Group Inc
(e)
395,578 11,032
Stem Inc
(e)
14,609 144
SunPower Corp
(e)
8,765 153
TPI Composites Inc
(e)
3,914 51
$ 12,065
Engineering & Construction - 1 .49%
908 Devices Inc
(a),(e)
677 6
Atlas Technical Consultants Inc
(e)
1,643 20
Comfort Systems USA Inc 88,593 10,723
Construction Partners Inc
(e)
4,269 121
Dycom Industries Inc
(e)
3,065 292
EMCOR Group Inc 5,023 745
Exponent Inc 77,470 7,944
Fluor Corp
(e)
13,819 508
Great Lakes Dredge & Dock Corp
(e)
1,811 12
IES Holdings Inc
(e)
625 25
Latham Group Inc
(e)
4,893 21
MYR Group Inc
(e)
1,750 173
NV5 Global Inc
(e)
71,028 9,468
Primoris Services Corp 374 10
Sterling Infrastructure Inc
(e)
2,633 96
TopBuild Corp
(e)
25,047 5,011
$ 35,175
Entertainment - 1 .68%
Accel Entertainment Inc
(e)
5,922 55
Churchill Downs Inc 105,587 26,196
Cinemark Holdings Inc
(e)
9,200 110

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Everi Holdings Inc
(e)
523,392 $ 9,091
Golden Entertainment Inc
(e)
2,147 85
IMAX Corp
(e)
3,028 52
International Game Technology PLC 2,352 62
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,065 37
Liberty Media Corp-Liberty Braves - C Shares
(e)
4,030 140
Monarch Casino & Resort Inc
(e)
1,421 109
NEOGAMES SA
(e)
1,476 19
RCI Hospitality Holdings Inc 847 77
Red Rock Resorts Inc 2,461 111
Reservoir Media Inc
(e)
2,178 15
Rush Street Interactive Inc
(e)
6,497 28
SeaWorld Entertainment Inc
(e)
55,178 3,442
$ 39,629
Environmental Control - 2 .17%
Casella Waste Systems Inc
(e)
55,248 4,427
Energy Recovery Inc
(e)
5,892 130
Evoqua Water Technologies Corp
(e)
60,645 2,942
Li-Cycle Holdings Corp
(e)
5,603 30
Montrose Environmental Group Inc
(e)
130,884 7,088
Pure Cycle Corp
(e)
2,079 19
PureCycle Technologies Inc
(a),(e)
9,015 76
Tetra Tech Inc 69,803 10,856
Waste Connections Inc 192,613 25,598
$ 51,166
Food - 1 .92%
Beyond Meat Inc
(a),(e)
6,575 108
Calavo Growers Inc 1,843 59
Cal-Maine Foods Inc 3,737 214
Chefs' Warehouse Inc/The
(e)
311,487 11,908
Fresh Market Inc - Escrow
(a),(e),(f)
9,305 —
Grocery Outlet Holding Corp
(e)
346,470 10,529
J & J Snack Foods Corp 1,614 231
John B Sanfilippo & Son Inc 580 49
Krispy Kreme Inc 2,018 25
Lancaster Colony Corp 1,741 334
Mission Produce Inc
(e)
631 8
Natural Grocers by Vitamin Cottage Inc 930 9
Simply Good Foods Co/The
(e)
511,262 18,559
Sprouts Farmers Market Inc
(e)
11,265 360
SunOpta Inc
(e)
9,751 80
Tattooed Chef Inc
(a),(e)
5,823 9
Tootsie Roll Industries Inc 1,422 63
United Natural Foods Inc
(e)
460 19
Utz Brands Inc 165,955 2,765
$ 45,329
Food Service - 0 .00%
Sovos Brands Inc
(e)
2,837 38
Forest Products & Paper - 0 .01%
Sylvamo Corp 3,565 169
Gas - 0 .03%
Brookfield Infrastructure Corp 10,411 460
Chesapeake Utilities Corp 1,043 132
New Jersey Resources Corp 820 41
Southwest Gas Holdings Inc 647 43
$ 676
Hand & Machine Tools - 0 .53%
Cadre Holdings Inc 2,035 47
Enerpac Tool Group Corp 6,074 161
Franklin Electric Co Inc 4,897 442
Luxfer Holdings PLC 1,222 20
MSA Safety Inc 86,111 11,745
$ 12,415
Healthcare - Products - 8 .01%
Adaptive Biotechnologies Corp
(e)
766 7
Akoya Biosciences Inc
(e)
1,790 20
Alphatec Holdings Inc
(e)
6,946 90
Artivion Inc
(e)
3,536 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
AtriCure Inc
(e)
371,526 $ 16,080
Atrion Corp 141 97
Axogen Inc
(e)
4,339 41
Axonics Inc
(e)
5,207 320
Azenta Inc
(e)
180,705 10,101
BioLife Solutions Inc
(e)
345 8
Bruker Corp 183,970 12,900
Cardiovascular Systems Inc
(e)
2,305 32
CareDx Inc
(e)
5,450 81
Cerus Corp
(e)
18,471 58
CONMED Corp 3,090 296
Cutera Inc
(e)
93,410 3,254
CVRx Inc
(e)
88,627 1,347
Embecta Corp 5,383 142
Establishment Labs Holdings Inc
(e)
167,851 11,421
Glaukos Corp
(e)
4,898 240
Haemonetics Corp
(e)
53,337 4,513
ICU Medical Inc
(e)
18,728 3,619
Inari Medical Inc
(e)
277,453 15,828
Inogen Inc
(e)
168 4
Inspire Medical Systems Inc
(e)
3,008 761
iRadimed Corp 755 28
iRhythm Technologies Inc
(e)
85,703 8,425
Lantheus Holdings Inc
(e)
344,996 19,838
LeMaitre Vascular Inc 2,083 98
LivaNova PLC
(e)
4,351 245
Merit Medical Systems Inc
(e)
153,262 10,935
NanoString Technologies Inc
(e)
4,453 47
Natera Inc
(e)
199,684 8,572
Neogen Corp
(e)
21,205 454
Nevro Corp
(e)
3,734 137
NuVasive Inc
(e)
5,564 254
OmniAb Inc
(e)
1,229 5
Omnicell Inc
(e)
4,702 261
Orthofix Medical Inc
(e)
109,926 2,378
OrthoPediatrics Corp
(e)
188,348 8,877
Owlet Inc
(e)
2,217 1
Paragon 28 Inc
(e)
4,935 83
Patterson Cos Inc 7,348 222
PROCEPT BioRobotics Corp
(e)
2,737 106
Pulmonx Corp
(e)
3,659 33
Quanterix Corp
(e)
608 9
Repligen Corp
(e)
49,022 9,084
RxSight Inc
(e)
2,060 29
Shockwave Medical Inc
(e)
3,784 711
SI-BONE Inc
(e)
469,766 8,000
Silk Road Medical Inc
(e)
180,220 9,796
SomaLogic Inc
(e)
2,558 9
STAAR Surgical Co
(e)
5,094 359
Surmodics Inc
(e)
1,454 41
Tactile Systems Technology Inc
(e)
860 11
Teleflex Inc 10,215 2,487
Tenon Medical Inc
(a),(e)
549 1
Treace Medical Concepts Inc
(e)
703,887 16,252
UFP Technologies Inc
(e)
727 83
Utah Medical Products Inc 335 31
Vicarious Surgical Inc
(a),(e)
6,195 17
ViewRay Inc
(e)
14,050 65
Zynex Inc
(e)
2,362 33
$ 189,323
Healthcare - Services - 1 .67%
23andMe Holding Co
(e)
11,727 29
Accolade Inc
(e)
562,363 6,563
Addus HomeCare Corp
(e)
646 69
Agiliti Inc
(e)
2,980 55
agilon health Inc
(e)
439,863 9,571
Babylon Holdings Ltd/Jersey
(a),(e)
586 7
Cano Health Inc
(e)
17,160 24
Charles River Laboratories International Inc
(e)
15,600 3,795

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Clover Health Investments Corp
(e)
41,045 $ 55
DocGo Inc
(e)
474,721 4,747
Encompass Health Corp 175,668 10,970
Ensign Group Inc/The 5,724 534
Innovage Holding Corp
(e)
332 2
Joint Corp/The
(e)
1,500 27
LHC Group Inc
(e)
3,166 502
LifeStance Health Group Inc
(e)
642 3
Medpace Holdings Inc
(e)
2,694 596
ModivCare Inc
(e)
416 45
Nano-X Imaging Ltd
(a),(e)
564 5
Oncology Institute Inc/The
(e)
4,682 7
P3 Health Partners Inc
(e)
2,038 3
Pennant Group Inc/The
(e)
2,759 36
RadNet Inc
(e)
5,343 112
Science 37 Holdings Inc
(e)
7,574 4
Select Medical Holdings Corp 9,385 273
Surgery Partners Inc
(e)
4,732 157
Thorne HealthTech Inc
(e)
269,615 1,243
US Physical Therapy Inc 1,371 136
$ 39,570
Home Builders - 0 .43%
Cavco Industries Inc
(e)
949 253
Century Communities Inc 227 14
Dream Finders Homes Inc
(a),(e)
2,239 28
Forestar Group Inc
(e)
565 9
Green Brick Partners Inc
(e)
779 24
Hovnanian Enterprises Inc
(e)
549 32
Installed Building Products Inc 2,545 280
KB Home 1,512 58
LCI Industries 2,639 296
LGI Homes Inc
(e)
152 17
M/I Homes Inc
(e)
382 23
MDC Holdings Inc 1,581 60
Meritage Homes Corp
(e)
251 27
Skyline Champion Corp
(e)
150,267 8,858
Taylor Morrison Home Corp
(e)
1,371 49
Tri Pointe Homes Inc
(e)
949 21
$ 10,049
Home Furnishings - 0 .38%
Arhaus Inc
(a),(e)
213,152 3,016
Aterian Inc
(e)
773 1
iRobot Corp
(e)
2,527 114
Lovesac Co/The
(e)
66,589 1,714
Purple Innovation Inc
(e)
517 3
Sleep Number Corp
(e)
1,011 35
Sonos Inc
(e)
13,571 250
Vizio Holding Corp
(e)
431,620 3,781
$ 8,914
Insurance - 1 .82%
BRP Group Inc
(e)
295,603 8,469
Doma Holdings Inc
(e)
1,963 1
eHealth Inc
(e)
936 8
Goosehead Insurance Inc
(e)
1,783 70
HCI Group Inc 683 34
Investors Title Co 26 4
Kinsale Capital Group Inc 2,298 640
NMI Holdings Inc
(e)
649 15
Palomar Holdings Inc
(e)
144,917 7,407
RLI Corp 61,008 8,080
Ryan Specialty Holdings Inc
(e)
223,254 9,515
SiriusPoint Ltd
(e)
1,017 8
Skyward Specialty Insurance Group Inc
(e)
118,560 2,195
Trupanion Inc
(e)
111,316 6,570
Universal Insurance Holdings Inc 631 8
$ 43,024
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .98%
aka Brands Holding Corp
(e)
88 $ —
Allbirds Inc
(e)
3,417 9
Angi Inc
(e)
1,111,203 3,234
Arena Group Holdings Inc/The
(e)
964 9
Cargurus Inc
(e)
10,935 193
CarParts.com Inc
(e)
5,436 37
Cars.com Inc
(e)
1,032 18
Cogent Communications Holdings Inc 204,194 14,002
Couchbase Inc
(e)
2,998 44
DHI Group Inc
(e)
3,864 23
Edgio Inc
(e)
14,319 22
ePlus Inc
(e)
2,183 109
Eventbrite Inc
(e)
7,249 64
EverQuote Inc
(e)
2,097 33
Figs Inc
(e)
11,628 104
Focus Universal Inc
(a),(e)
2,011 12
Gambling.com Group Ltd
(e)
983 9
Groupon Inc
(a),(e)
279 2
HealthStream Inc
(e)
192 5
Innovid Corp
(e)
7,668 17
Liquidity Services Inc
(e)
1,382 21
Lulu's Fashion Lounge Holdings Inc
(e)
2,240 7
MakeMyTrip Ltd
(e)
350,417 10,155
Marqeta Inc
(e)
46,123 306
MediaAlpha Inc
(e)
2,573 36
Nerdy Inc
(e)
6,150 17
Open Lending Corp
(e)
11,303 99
OptimizeRx Corp
(e)
1,767 32
Perficient Inc
(e)
65,262 4,839
Pinterest Inc
(e)
456,109 11,991
Q2 Holdings Inc
(e)
5,982 196
QuinStreet Inc
(e)
426 7
RealReal Inc/The
(e)
1,902 3
Revolve Group Inc
(e)
4,370 125
Rover Group Inc
(a),(e)
9,387 38
Shutterstock Inc 2,541 191
Squarespace Inc
(e)
888 21
Stitch Fix Inc
(e)
3,673 19
TechTarget Inc
(e)
2,866 142
Tucows Inc
(e)
1,055 35
Upwork Inc
(e)
12,846 166
Vivid Seats Inc
(e)
876 7
Yelp Inc
(e)
7,188 227
Ziff Davis Inc
(e)
925 83
$ 46,709
Investment Companies - 0 .07%
Trinity Capital Inc
(a)
132,510 1,774
Iron & Steel - 0 .41%
ATI Inc
(e)
13,197 480
Carpenter Technology Corp 188,701 9,113
Commercial Metals Co 2,106 114
Schnitzer Steel Industries Inc 259 9
$ 9,716
Leisure Products & Services - 1 .89%
Acushnet Holdings Corp 1,017 48
Camping World Holdings Inc
(a)
4,118 105
Clarus Corp 543,759 5,464
F45 Training Holdings Inc
(e)
4,107 13
Life Time Group Holdings Inc
(a),(e)
549,661 10,328
Lindblad Expeditions Holdings Inc
(e)
271,342 3,229
Malibu Boats Inc
(e)
2,174 132
Marine Products Corp 943 12
MasterCraft Boat Holdings Inc
(e)
1,904 55
OneSpaWorld Holdings Ltd
(e)
7,106 75
Planet Fitness Inc
(e)
256,607 21,722
Virgin Galactic Holdings Inc
(a),(e)
12,214 67
Xponential Fitness Inc
(e)
601 16
YETI Holdings Inc
(e)
77,434 3,466
$ 44,732

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .06%
Bluegreen Vacations Holding Corp 207 $ 7
Century Casinos Inc
(e)
2,555 23
Choice Hotels International Inc 73,989 9,092
Full House Resorts Inc
(e)
1,121 10
Hilton Grand Vacations Inc
(e)
337,080 15,964
Sonder Holdings Inc
(e)
20,080 27
$ 25,123
Machinery - Construction & Mining - 0 .16%
Babcock & Wilcox Enterprises Inc
(e)
455,121 3,022
Bloom Energy Corp
(e)
19,129 477
Terex Corp 3,509 179
Transphorm Inc
(e)
2,584 12
$ 3,690
Machinery - Diversified - 2 .81%
Alamo Group Inc 913 143
Albany International Corp 650 73
Applied Industrial Technologies Inc 4,065 582
Cactus Inc 401,496 21,725
Chart Industries Inc
(e)
56,126 7,520
CIRCOR International Inc
(e)
600 17
CSW Industrials Inc 1,561 211
Esab Corp 190,949 11,039
Gorman-Rupp Co/The 468 13
GrafTech International Ltd 20,768 136
IDEX Corp 21,366 5,121
Kadant Inc 1,239 253
Lindsay Corp 1,175 184
Middleby Corp/The
(e)
67,160 10,440
Mueller Water Products Inc - Class A 52,793 667
Sarcos Technology and Robotics Corp
(e)
12,261 7
Tennant Co 874 61
Watts Water Technologies Inc 2,905 475
Zurn Elkay Water Solutions Corp 357,153 7,808
$ 66,475
Media - 0 .01%
Gray Television Inc 3,855 50
Sinclair Broadcast Group Inc 4,288 88
Thryv Holdings Inc
(e)
713 16
Value Line Inc 113 6
WideOpenWest Inc
(e)
3,290 38
$ 198
Metal Fabrication & Hardware - 0 .47%
Helios Technologies Inc 3,484 230
Janus International Group Inc
(e)
8,749 96
Mueller Industries Inc 2,154 141
Northwest Pipe Co
(e)
248 9
Omega Flex Inc 344 37
Proto Labs Inc
(e)
501 15
RBC Bearings Inc
(e)
435 106
Ryerson Holding Corp 151 6
Valmont Industries Inc 31,337 10,333
Xometry Inc
(a),(e)
3,615 127
$ 11,100
Mining - 0 .04%
5E Advanced Materials Inc
(e)
4,076 40
Century Aluminum Co
(e)
5,563 63
Compass Minerals International Inc 3,669 171
Constellium SE
(e)
7,216 105
Dakota Gold Corp
(e)
5,487 19
Energy Fuels Inc/Canada
(a),(e)
13,793 102
Hycroft Mining Holding Corp
(e)
14,127 8
Ivanhoe Electric Inc / US
(e)
887 12
Kaiser Aluminum Corp 1,692 148
Novagold Resources Inc
(e)
24,275 153
Piedmont Lithium Inc
(e)
511 35
United States Lime & Minerals Inc 161 24
Uranium Energy Corp
(e)
37,383 151
Ur-Energy Inc
(e)
19,923 26
$ 1,057
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .39%
Axon Enterprise Inc
(e)
50,656 $ 9,900
Chase Corp 212 20
ESCO Technologies Inc 245 24
Fabrinet
(e)
3,923 516
Federal Signal Corp 6,348 338
Hillenbrand Inc 3,707 174
ITT Inc 134,020 12,275
John Bean Technologies Corp 80,686 9,015
LSB Industries Inc
(e)
7,851 100
Materion Corp 2,047 185
Myers Industries Inc 3,883 93
Sight Sciences Inc
(e)
303 3
Smith & Wesson Brands Inc 410 5
Sturm Ruger & Co Inc 1,669 95
Trinity Industries Inc 1,313 38
$ 32,781
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 18,551 80
Office Furnishings - 0 .01%
HNI Corp 4,408 140
Interface Inc 4,944 56
$ 196
Oil & Gas - 3 .00%
Amplify Energy Corp
(e)
2,948 26
Battalion Oil Corp
(e)
338 4
Berry Corp 1,489 14
Borr Drilling Ltd
(a),(e)
9,567 57
Callon Petroleum Co
(e)
4,378 186
Chord Energy Corp 2,618 375
CNX Resources Corp
(e)
1,146 19
Comstock Resources Inc 9,821 119
Crescent Energy Co
(a)
4,156 50
CVR Energy Inc 3,163 105
Delek US Holdings Inc 7,378 197
Denbury Inc
(e)
179,523 15,579
Earthstone Energy Inc
(e)
4,632 64
Empire Petroleum Corp
(e)
1,146 15
Gulfport Energy Corp
(e)
1,158 79
Helmerich & Payne Inc 218,310 10,575
HighPeak Energy Inc
(a)
763 21
Kosmos Energy Ltd
(e)
47,950 379
Magnolia Oil & Gas Corp 18,547 438
Matador Resources Co 350,839 23,212
Murphy Oil Corp 6,843 298
Nabors Industries Ltd
(e)
845 150
Noble Corp PLC
(e)
1,603 65
Northern Oil and Gas Inc 227,213 7,617
Par Pacific Holdings Inc
(e)
5,235 140
Patterson-UTI Energy Inc 15,443 260
PBF Energy Inc 2,348 99
Permian Resources Corp 468,450 5,092
Ranger Oil Corp 2,032 85
Riley Exploration Permian Inc 695 23
Ring Energy Inc
(a),(e)
3,974 9
SandRidge Energy Inc
(e)
3,400 54
SilverBow Resources Inc
(e)
1,250 33
Sitio Royalties Corp 7,549 201
SM Energy Co 12,878 423
Southwestern Energy Co
(e)
465,500 2,570
Talos Energy Inc
(e)
7,085 140
Tellurian Inc
(e)
54,605 109
VAALCO Energy Inc 11,378 53
Valaris Ltd
(e)
18,504 1,344
Vertex Energy Inc
(a),(e)
5,123 37
Vital Energy Inc
(e)
1,756 99
W&T Offshore Inc
(e)
8,394 52
Weatherford International PLC
(e)
7,512 427
$ 70,894

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 2 .89%
Aris Water Solution Inc 273,650 $ 4,239
ChampionX Corp 1,236,376 40,825
DMC Global Inc
(e)
541 12
Liberty Energy Inc 14,801 234
NexTier Oilfield Solutions Inc
(e)
18,823 177
Oceaneering International Inc
(e)
9,708 207
ProFrac Holding Corp
(e)
282,561 6,358
RPC Inc 7,963 79
Solaris Oilfield Infrastructure Inc 3,378 36
TechnipFMC PLC
(e)
878,190 12,198
TETRA Technologies Inc
(e)
972,938 3,853
US Silica Holdings Inc
(e)
1,270 16
$ 68,234
Packaging & Containers - 0 .01%
Greif Inc - Class A 396 28
Greif Inc - Class B 106 9
Karat Packaging Inc 642 10
O-I Glass Inc
(e)
13,526 260
$ 307
Pharmaceuticals - 3 .55%
AbCellera Biologics Inc
(e)
9,450 99
Aclaris Therapeutics Inc
(e)
6,917 117
AdaptHealth Corp
(e)
303,084 6,495
Alector Inc
(e)
6,660 59
Alkermes PLC
(e)
209,890 6,012
Amneal Pharmaceuticals Inc
(e)
10,956 24
Amphastar Pharmaceuticals Inc
(e)
4,098 124
Amylyx Pharmaceuticals Inc
(e)
225,632 8,842
Arvinas Inc
(e)
150,858 4,944
Ascendis Pharma A/S ADR
(e)
80,497 9,988
Beachbody Co Inc/The
(e)
2,353 1
BellRing Brands Inc
(e)
14,023 398
Catalyst Pharmaceuticals Inc
(e)
10,264 159
Chimerix Inc
(e)
6,383 11
Coherus Biosciences Inc
(e)
423,313 3,590
Collegium Pharmaceutical Inc
(e)
241,084 6,769
Corcept Therapeutics Inc
(e)
9,133 209
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Eagle Pharmaceuticals Inc/DE
(e)
1,105 37
Enanta Pharmaceuticals Inc
(e)
236 13
Foghorn Therapeutics Inc
(e)
2,146 18
Gelesis Holdings Inc
(e)
411 —
Harmony Biosciences Holdings Inc
(e)
2,805 135
Herbalife Nutrition Ltd
(e)
6,964 122
Heron Therapeutics Inc
(e)
11,006 30
Heska Corp
(e)
1,028 92
Ironwood Pharmaceuticals Inc
(e)
14,645 169
Madrigal Pharmaceuticals Inc
(e)
11,865 3,420
MannKind Corp
(a),(e)
1,001,566 5,479
Mirum Pharmaceuticals Inc
(e)
1,929 45
Morphic Holding Inc
(e)
2,348 77
Neurocrine Biosciences Inc
(e)
118,978 13,198
Ocugen Inc
(a),(e)
22,706 29
Ocular Therapeutix Inc
(e)
69,538 272
Option Care Health Inc
(e)
16,622 480
Outlook Therapeutics Inc
(a),(e)
13,336 15
Owens & Minor Inc
(e)
970 19
Pacira BioSciences Inc
(e)
4,810 189
PetIQ Inc
(e)
2,319 27
Phibro Animal Health Corp 2,052 32
Prometheus Biosciences Inc
(e)
47,070 5,350
Reata Pharmaceuticals Inc
(a),(e)
133,983 5,806
Relmada Therapeutics Inc
(e)
2,261 9
Revance Therapeutics Inc
(e)
8,579 297
Senseonics Holdings Inc
(a),(e)
48,618 55
Seres Therapeutics Inc
(e)
7,545 41
SIGA Technologies Inc 5,041 37
USANA Health Sciences Inc
(e)
1,198 70
Vaxcyte Inc
(e)
7,620 346
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Xeris Biopharma Holdings Inc
(e)
14,965 $ 19
Y-mAbs Therapeutics Inc
(e)
4,171 19
$ 83,788
Pipelines - 0 .59%
DT Midstream Inc 175,720 9,605
Equitrans Midstream Corp 10,484 76
Excelerate Energy Inc 180,886 4,214
Golar LNG Ltd
(e)
638 15
Kinetik Holdings Inc
(a)
213 7
NextDecade Corp
(e)
3,479 21
$ 13,938
Private Equity - 0 .15%
P10 Inc 316,550 3,577
Real Estate - 0 .05%
Compass Inc
(e)
29,259 118
Cushman & Wakefield PLC
(e)
17,038 246
Douglas Elliman Inc 712 3
eXp World Holdings Inc
(a)
7,460 116
Marcus & Millichap Inc 2,669 97
McGrath RentCorp 2,569 256
Newmark Group Inc 1,189 10
Offerpad Solutions Inc
(e)
9,188 8
Redfin Corp
(e)
11,385 85
RMR Group Inc/The 1,019 32
St Joe Co/The 3,687 174
$ 1,145
REITs - 0 .87%
Alexander's Inc 225 53
Bluerock Homes Trust Inc
(e)
186 4
CareTrust REIT Inc 853 18
CBL & Associates Properties Inc 486 13
Clipper Realty Inc 1,157 8
Community Healthcare Trust Inc 1,489 64
Corporate Office Properties Trust 1,418 40
EastGroup Properties Inc 72,509 12,200
Essential Properties Realty Trust Inc 1,393 35
Four Corners Property Trust Inc 793 23
Gladstone Commercial Corp 3,847 65
Gladstone Land Corp 1,865 36
Hersha Hospitality Trust 257 2
Industrial Logistics Properties Trust 464 2
Innovative Industrial Properties Inc 2,947 265
NexPoint Residential Trust Inc 2,298 116
Outfront Media Inc 15,571 310
PennyMac Mortgage Investment Trust 1,867 28
Phillips Edison & Co Inc 12,457 418
Postal Realty Trust Inc 1,140 18
PotlatchDeltic Corp 786 38
Ryman Hospitality Properties Inc 32,260 2,997
Safehold Inc 1,781 62
Saul Centers Inc 1,128 48
Tanger Factory Outlet Centers Inc 10,865 208
Terreno Realty Corp 49,925 3,217
UMH Properties Inc 4,438 80
Universal Health Realty Income Trust 1,369 75
$ 20,443
Retail - 5 .76%
Arko Corp 8,935 75
Asbury Automotive Group Inc
(e)
684 150
Aspen Aerogels Inc
(e)
3,288 35
Beacon Roofing Supply Inc
(e)
3,855 219
Bed Bath & Beyond Inc
(a),(e)
6,138 17
BJ's Restaurants Inc
(e)
163,337 5,157
Bloomin' Brands Inc 6,759 164
Boot Barn Holdings Inc
(e)
3,158 264
Brinker International Inc
(e)
4,171 165
Buckle Inc/The 2,995 132
Build-A-Bear Workshop Inc
(e)
1,033 25
Caleres Inc 3,770 98

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 76,266 $ 17,992
Cheesecake Factory Inc/The 5,147 202
Chico's FAS Inc
(e)
9,455 50
Children's Place Inc/The
(e)
883 40
Chuy's Holdings Inc
(e)
93,990 3,217
Citi Trends Inc
(e)
65 2
Cracker Barrel Old Country Store Inc 2,347 262
Dave & Buster's Entertainment Inc
(e)
4,597 199
Denny's Corp
(e)
4,313 52
Designer Brands Inc 3,903 40
Destination XL Group Inc
(e)
3,269 23
Dillard's Inc
(a)
417 164
Dine Brands Global Inc 1,375 106
Duluth Holdings Inc
(e)
836 6
EVgo Inc
(a),(e)
1,089 8
First Watch Restaurant Group Inc
(e)
144,997 2,349
FirstCash Holdings Inc 1,992 184
Five Below Inc
(e)
68,285 13,462
Floor & Decor Holdings Inc
(e)
4,980 452
Franchise Group Inc 2,578 80
Freshpet Inc
(e)
139,084 8,808
GMS Inc
(e)
4,526 269
Guess? Inc 3,288 76
Hibbett Inc 1,053 70
Jack in the Box Inc 84,717 6,436
Kura Sushi USA Inc
(e)
490 30
Leslie's Inc
(e)
277,256 4,295
Lithia Motors Inc 35,803 9,423
MarineMax Inc
(e)
225 7
Murphy USA Inc 2,224 605
National Vision Holdings Inc
(e)
496,661 20,413
Noodles & Co
(e)
304,304 1,915
Nu Skin Enterprises Inc 2,141 92
ONE Group Hospitality Inc/The
(e)
2,563 19
OneWater Marine Inc
(e)
129 4
Papa John's International Inc 2,511 225
Patrick Industries Inc 258 18
Petco Health & Wellness Co Inc
(e)
347,321 4,060
PetMed Express Inc 1,776 38
Portillo's Inc
(e)
234,591 5,293
PriceSmart Inc 1,656 123
Rite Aid Corp
(e)
2,862 10
Ruth's Hospitality Group Inc 3,327 58
Sally Beauty Holdings Inc
(e)
10,649 166
Shake Shack Inc
(e)
4,015 228
Sweetgreen Inc
(e)
9,387 97
Texas Roadhouse Inc 165,407 16,612
Warby Parker Inc
(a),(e)
8,941 144
Wingstop Inc 71,032 11,256
$ 136,181
Savings & Loans - 0 .38%
Axos Financial Inc
(e)
31,361 1,509
Greene County Bancorp Inc 357 17
Hingham Institution For Savings The 12 4
HomeTrust Bancshares Inc 326 9
Pacific Premier Bancorp Inc 231,490 7,486
$ 9,025
Semiconductors - 4 .30%
ACM Research Inc
(e)
811 10
Allegro MicroSystems Inc
(e)
255,337 9,746
Alpha & Omega Semiconductor Ltd
(e)
1,829 60
Ambarella Inc
(e)
30,611 2,751
Amkor Technology Inc 2,202 64
Arteris Inc
(e)
1,968 12
Atomera Inc
(a),(e)
2,341 17
Axcelis Technologies Inc
(e)
3,468 381
CEVA Inc
(e)
2,441 81
Diodes Inc
(e)
3,435 306
Entegris Inc 138,481 11,177
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
FormFactor Inc
(e)
8,258 $ 232
Impinj Inc
(e)
2,063 268
IPG Photonics Corp
(e)
21,533 2,414
Kulicke & Soffa Industries Inc 6,065 310
Lattice Semiconductor Corp
(e)
231,641 17,556
MACOM Technology Solutions Holdings Inc
(e)
313,277 20,996
MaxLinear Inc
(e)
7,728 318
Onto Innovation Inc
(e)
116,438 9,158
Photronics Inc
(e)
4,664 85
Power Integrations Inc 111,638 9,611
Rambus Inc
(e)
9,543 386
Semtech Corp
(e)
6,778 224
Silicon Laboratories Inc
(e)
78,399 12,301
SiTime Corp
(e)
1,732 200
SkyWater Technology Inc
(e)
200,345 2,167
SMART Global Holdings Inc
(e)
5,096 88
Synaptics Inc
(e)
4,213 527
Ultra Clean Holdings Inc
(e)
1,648 56
Veeco Instruments Inc
(e)
4,316 86
$ 101,588
Software - 8 .48%
8x8 Inc
(e)
11,791 56
ACI Worldwide Inc
(e)
11,920 333
ACV Auctions Inc
(e)
6,040 59
Agilysys Inc
(e)
2,117 177
Alignment Healthcare Inc
(e)
411,491 5,082
Alkami Technology Inc
(e)
3,838 63
Altair Engineering Inc
(e)
7,362 391
American Software Inc/GA 2,451 37
Amplitude Inc
(e)
5,988 86
Apollo Medical Holdings Inc
(e)
4,165 148
Appfolio Inc
(e)
2,053 231
Appian Corp
(e)
4,284 177
Asana Inc
(e)
7,889 122
AvePoint Inc
(e)
13,795 62
Avid Technology Inc
(e)
2,314 70
AvidXchange Holdings Inc
(e)
14,013 156
Bandwidth Inc
(e)
500 12
Bentley Systems Inc 159,348 6,223
BigCommerce Holdings Inc
(e)
6,867 84
Blackbaud Inc
(e)
4,672 291
Blackline Inc
(e)
320,749 23,029
Box Inc
(e)
14,869 476
Braze Inc
(a),(e)
225,172 7,205
Brightcove Inc
(e)
3,189 20
C3.ai Inc
(e)
1,237 25
Clear Secure Inc 18,058 567
CommVault Systems Inc
(e)
4,729 294
Consensus Cloud Solutions Inc
(e)
946 56
CS Disco Inc
(e)
2,527 21
CSG Systems International Inc 3,300 197
Definitive Healthcare Corp
(e)
70,523 873
Digi International Inc
(e)
1,238 42
Digimarc Corp
(a),(e)
1,373 27
Digital Turbine Inc
(e)
10,058 175
DigitalOcean Holdings Inc
(e)
134,078 3,935
Domo Inc
(e)
3,250 50
Donnelley Financial Solutions Inc
(e)
218 10
Duck Creek Technologies Inc
(e)
8,273 157
Duolingo Inc
(e)
2,518 240
Dynatrace Inc
(e)
314,188 12,074
Ebix Inc 631 12
eGain Corp
(e)
1,018 10
Enfusion Inc
(e)
63,019 749
EngageSmart Inc
(e)
3,734 74
Envestnet Inc
(e)
159,362 10,359
Everbridge Inc
(e)
4,236 135
EverCommerce Inc
(a),(e)
420 4
Evolent Health Inc
(e)
8,711 281

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Faraday Future Intelligent Electric Inc
(a),(e)
12,964 $ 11
Five9 Inc
(e)
129,180 10,177
ForgeRock Inc
(e)
2,915 58
Hims & Hers Health Inc
(e)
11,001 91
HireRight Holdings Corp
(e)
2,265 26
IBEX Holdings Ltd
(e)
940 25
Inspired Entertainment Inc
(e)
1,580 24
Instructure Holdings Inc
(e)
264,366 7,146
Intapp Inc
(e)
1,518 44
IonQ Inc
(a),(e)
1,883 8
Jamf Holding Corp
(e)
81,992 1,629
LivePerson Inc
(e)
7,534 97
Loyalty Ventures Inc
(e)
964 2
Manhattan Associates Inc
(e)
82,155 10,710
Matterport Inc
(e)
17,142 60
MeridianLink Inc
(e)
2,456 39
MicroStrategy Inc
(a),(e)
591 149
Model N Inc
(e)
209,934 8,326
Momentive Global Inc
(e)
13,963 108
Monday.com Ltd
(e)
66,180 8,616
N-able Inc
(e)
6,374 65
NextGen Healthcare Inc
(e)
2,923 56
Nutex Health Inc
(e)
26,300 35
Outset Medical Inc
(e)
5,132 144
PagerDuty Inc
(e)
9,189 274
PDF Solutions Inc
(e)
124,765 3,965
Pear Therapeutics Inc
(e)
3,928 4
Phreesia Inc
(e)
359,176 13,466
Playstudios Inc
(e)
4,475 21
PowerSchool Holdings Inc
(e)
1,689 38
Privia Health Group Inc
(e)
231,507 6,259
Progress Software Corp 4,561 242
PROS Holdings Inc
(e)
266,211 6,708
PubMatic Inc
(e)
4,133 63
Red Violet Inc
(e)
1,022 24
Sapiens International Corp NV 2,451 56
Schrodinger Inc/United States
(e)
5,778 140
Simulations Plus Inc 1,666 69
Smartsheet Inc
(e)
234,566 10,136
Sprout Social Inc
(e)
4,968 318
SPS Commerce Inc
(e)
91,642 12,470
Sumo Logic Inc
(e)
7,882 93
Take-Two Interactive Software Inc
(e)
48,102 5,447
Verint Systems Inc
(e)
6,200 235
Veritone Inc
(e)
3,346 28
Verra Mobility Corp
(e)
14,907 230
Viant Technology Inc
(e)
1,922 9
Vimeo Inc
(e)
15,331 70
Weave Communications Inc
(e)
3,549 18
WM Technology Inc
(e)
7,677 10
Workiva Inc
(e)
197,437 17,084
Yext Inc
(e)
12,200 85
Zeta Global Holdings Corp
(e)
11,707 106
Zuora Inc
(e)
13,031 103
$ 200,374
Telecommunications - 0 .80%
A10 Networks Inc 5,384 83
ADTRAN Holdings Inc 7,383 139
Anterix Inc
(e)
552 20
Calix Inc
(e)
4,805 253
Cambium Networks Corp
(e)
1,224 26
Casa Systems Inc
(e)
4,015 14
Clearfield Inc
(e)
1,234 88
CommScope Holding Co Inc
(e)
21,982 185
Consolidated Communications Holdings Inc
(e)
950 4
Credo Technology Group Holding Ltd
(e)
139,453 2,417
Cyxtera Technologies Inc
(e)
4,179 13
DigitalBridge Group Inc 222,000 3,286
DZS Inc
(e)
1,879 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Extreme Networks Inc
(e)
13,629 $ 246
Globalstar Inc
(e)
61,420 87
Gogo Inc
(e)
525 9
Harmonic Inc
(e)
9,861 130
IDT Corp - Class B
(e)
1,154 34
Infinera Corp
(e)
1,283,604 9,396
Inseego Corp
(e)
2,389 3
InterDigital Inc 1,178 82
Iridium Communications Inc 13,296 796
Ondas Holdings Inc
(a),(e)
4,303 8
Ooma Inc
(e)
2,449 35
Planet Labs PBC
(e)
14,542 72
Viavi Solutions Inc
(e)
127,965 1,446
$ 18,896
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
3,404 41
Vinco Ventures Inc
(e)
15,788 12
$ 53
Transportation - 1 .24%
Air Transport Services Group Inc
(e)
2,314 65
ArcBest Corp 848 71
CryoPort Inc
(e)
3,818 87
Daseke Inc
(e)
4,355 30
Forward Air Corp 59,012 6,365
Knight-Swift Transportation Holdings Inc 83,616 4,942
Marten Transport Ltd 4,649 103
PAM Transportation Services Inc
(e)
746 22
Radiant Logistics Inc
(e)
1,265 7
Saia Inc
(e)
64,301 17,539
Universal Logistics Holdings Inc 571 20
Werner Enterprises Inc 821 39
$ 29,290
Trucking & Leasing - 0 .00%
GATX Corp 204 23
Water - 0 .02%
American States Water Co 1,878 177
Artesian Resources Corp 576 34
California Water Service Group 1,505 92
Global Water Resources Inc 1,451 21
Middlesex Water Co 1,855 155
York Water Co/The 1,515 69
$ 548
TOTAL COMMON STOCKS $ 2,225,649
Total Investments $ 2,377,180
Other Assets and Liabilities -  (0.59)% (14,029)
TOTAL NET ASSETS - 100.00% $ 2,363,151
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $37,760 or 1.60% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $37,701 or 1.60% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31 .16%
Industrial 15 .09%
Technology 14 .82%
Consumer, Cyclical 13 .31%
Financial 7 .60%
Energy 7 .02%
Money Market Funds 5 .36%
Communications 2 .79%
Basic Materials 2 .07%
Investment Companies 1 .05%
Utilities 0 .32%
Other Assets and Liabilities
( 0 .59 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 244,872 $ 126,878 $ 117,994
Principal Government Money Market Fund - Institutional Class 4.19% 140,977 223,235 364,212 —
$ 140,977 $ 468,107 $ 491,090 $ 117,994
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 390 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 342 — — —
$ 732 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2023 Long 79 $ 7,661 $ 179
Total $ 179
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,528
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
277,076 277
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(c)
18,260,111 18,260
$ 18,537
TOTAL INVESTMENT COMPANIES $ 20,065
COMMON STOCKS - 98 .32 % Shares Held Value (000's)
Aerospace & Defense - 1 .54%
AAR Corp
(d)
41,176 $ 2,118
Aerojet Rocketdyne Holdings Inc
(d)
93,526 5,230
AeroVironment Inc
(d)
30,873 2,747
Barnes Group Inc 62,476 2,765
Kaman Corp 34,616 873
Moog Inc 35,781 3,410
National Presto Industries Inc 6,278 481
Triumph Group Inc
(d)
80,306 915
$ 18,539
Agriculture - 0 .52%
Andersons Inc/The 38,457 1,415
Fresh Del Monte Produce Inc 37,833 1,082
Universal Corp/VA 30,337 1,649
Vector Group Ltd 162,559 2,105
$ 6,251
Airlines - 0 .37%
Allegiant Travel Co
(d)
19,322 1,662
Hawaiian Holdings Inc
(d)
63,516 783
SkyWest Inc
(d)
62,511 1,298
Sun Country Airlines Holdings Inc
(d)
40,244 751
$ 4,494
Apparel - 0 .99%
Kontoor Brands Inc 60,988 2,913
Oxford Industries Inc 18,484 2,167
Steven Madden Ltd 90,448 3,243
Urban Outfitters Inc
(d)
74,020 2,027
Wolverine World Wide Inc 97,299 1,569
$ 11,919
Automobile Manufacturers - 0 .13%
Wabash National Corp 59,233 1,526
Automobile Parts & Equipment - 1 .17%
American Axle & Manufacturing Holdings Inc
(d)
141,528 1,255
Dorman Products Inc
(d)
34,935 3,391
Gentherm Inc
(d)
41,015 3,053
Methode Electronics Inc 45,186 2,157
Motorcar Parts of America Inc
(d)
23,995 349
Standard Motor Products Inc 23,184 938
Titan International Inc
(d)
62,890 1,050
XPEL Inc
(d)
24,225 1,843
$ 14,036
Banks - 9 .09%
Ameris Bancorp 80,541 3,798
BancFirst Corp 21,524 1,854
Bancorp Inc/The
(d)
69,163 2,347
BankUnited Inc 95,464 3,593
Banner Corp 42,241 2,738
Central Pacific Financial Corp 33,638 760
City Holding Co 18,354 1,740
Columbia Banking System Inc 97,164 3,003
Community Bank System Inc 66,386 3,831
Customers Bancorp Inc
(d)
37,760 1,147
CVB Financial Corp 162,365 3,932
Dime Community Bancshares Inc 40,031 1,194
Eagle Bancorp Inc 39,434 1,873
FB Financial Corp 43,485 1,633
First BanCorp/Puerto Rico 228,083 3,068
First Bancorp/Southern Pines NC 44,121 1,758
First Commonwealth Financial Corp 115,363 1,697
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Financial Bancorp 117,172 $ 2,968
First Hawaiian Inc 157,746 4,328
Hanmi Financial Corp 37,664 877
Heritage Financial Corp/WA 43,369 1,237
Hilltop Holdings Inc 56,658 1,853
HomeStreet Inc 21,975 606
Hope Bancorp Inc 147,616 1,903
Independent Bank Corp 56,389 4,494
Independent Bank Group Inc 43,771 2,683
Lakeland Financial Corp 31,319 2,215
National Bank Holdings Corp 46,565 1,966
NBT Bancorp Inc 52,927 2,081
OFG Bancorp 58,762 1,664
Park National Corp 17,883 2,240
Pathward Financial Inc 35,567 1,765
Preferred Bank/Los Angeles CA 16,319 1,161
Renasant Corp 69,127 2,459
S&T Bancorp Inc 48,188 1,753
Seacoast Banking Corp of Florida 102,014 3,276
ServisFirst Bancshares Inc 60,404 4,118
Simmons First National Corp 156,868 3,500
Southside Bancshares Inc 37,681 1,427
Stellar Bancorp Inc 54,920 1,544
Tompkins Financial Corp 15,568 1,173
Triumph Financial Inc 27,953 1,558
TrustCo Bank Corp NY 23,538 845
Trustmark Corp 75,306 2,193
United Community Banks Inc/GA 131,169 4,268
Veritex Holdings Inc 66,721 1,878
Walker & Dunlop Inc 37,930 3,618
Westamerica BanCorp 33,248 1,847
$ 109,464
Beverages - 0 .26%
MGP Ingredients Inc 19,021 1,856
National Beverage Corp
(d)
28,829 1,274
$ 3,130
Biotechnology - 2 .23%
ANI Pharmaceuticals Inc
(d)
15,094 675
Arcus Biosciences Inc
(d)
64,409 1,393
Avid Bioservices Inc
(d)
76,805 1,216
Cara Therapeutics Inc
(d)
55,764 651
Cytokinetics Inc
(d)
116,913 4,966
Dynavax Technologies Corp
(d)
146,593 1,668
Emergent BioSolutions Inc
(d)
54,855 723
Innoviva Inc
(d)
77,592 982
iTeos Therapeutics Inc
(d)
30,327 634
Ligand Pharmaceuticals Earnout Shares
(d)
7,689 —
Ligand Pharmaceuticals Earnout Shares
(d)
7,689 —
Ligand Pharmaceuticals Inc
(d)
19,828 1,382
Myriad Genetics Inc
(d)
100,115 1,974
Nektar Therapeutics
(d)
232,211 632
NeoGenomics Inc
(d)
156,043 1,854
Organogenesis Holdings Inc
(d)
87,339 224
REGENXBIO Inc
(d)
46,534 1,080
Vericel Corp
(d)
58,342 1,603
Vir Biotechnology Inc
(d)
93,742 2,770
Xencor Inc
(d)
74,034 2,437
$ 26,864
Building Materials - 2 .40%
AAON Inc 51,925 3,963
American Woodmark Corp
(d)
20,536 1,176
Apogee Enterprises Inc 27,436 1,285
Boise Cascade Co 48,737 3,654
Gibraltar Industries Inc
(d)
38,263 2,050
Griffon Corp 58,515 2,392
Masterbrand Inc
(d)
159,767 1,470
PGT Innovations Inc
(d)
74,125 1,608
SPX Technologies Inc
(d)
55,828 4,188

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
UFP Industries Inc 76,153 $ 7,124
$ 28,910
Chemicals - 3 .33%
AdvanSix Inc 34,057 1,473
American Vanguard Corp 34,354 776
AZZ Inc 30,716 1,305
Balchem Corp 39,702 5,186
Hawkins Inc 23,371 911
HB Fuller Co 65,867 4,551
Innospec Inc 30,596 3,458
Koppers Holdings Inc 25,819 894
Livent Corp
(d)
221,611 5,744
Mativ Holdings Inc 67,879 1,871
Minerals Technologies Inc 40,091 2,784
Quaker Chemical Corp 16,837 3,315
Rayonier Advanced Materials Inc
(d)
79,033 548
Rogers Corp
(d)
23,242 3,244
Stepan Co 26,089 2,866
Trinseo PLC 43,209 1,199
$ 40,125
Coal - 0 .47%
CONSOL Energy Inc 40,498 2,342
SunCoke Energy Inc 103,040 939
Warrior Met Coal Inc 63,816 2,417
$ 5,698
Commercial Services - 4 .68%
Aaron's Co Inc/The 38,027 557
ABM Industries Inc 81,728 3,834
Adtalem Global Education Inc
(d)
56,096 2,142
Alarm.com Holdings Inc
(d)
61,663 3,305
AMN Healthcare Services Inc
(d)
53,540 5,131
Arlo Technologies Inc
(d)
109,303 410
CoreCivic Inc
(d)
142,055 1,511
CorVel Corp
(d)
11,305 2,014
Cross Country Healthcare Inc
(d)
43,772 1,215
Deluxe Corp 53,292 1,065
EVERTEC Inc 80,554 2,976
Forrester Research Inc
(d)
13,888 515
GEO Group Inc/The
(d)
153,384 1,764
Green Dot Corp
(d)
57,802 1,045
Healthcare Services Group Inc 91,533 1,233
Heidrick & Struggles International Inc 24,537 755
Kelly Services Inc 42,736 773
Korn Ferry 65,949 3,561
LiveRamp Holdings Inc
(d)
82,129 2,198
Medifast Inc 13,500 1,505
Mister Car Wash Inc
(d)
97,852 1,005
Monro Inc 38,861 1,978
Payoneer Global Inc
(d)
246,613 1,470
Perdoceo Education Corp
(d)
82,986 1,242
PROG Holdings Inc
(d)
61,813 1,378
Rent-A-Center Inc/TX 61,900 1,664
Resources Connection Inc 39,612 684
Sabre Corp
(d)
405,681 2,763
Strategic Education Inc 27,493 2,566
Stride Inc
(d)
50,506 2,168
TrueBlue Inc
(d)
40,422 793
Viad Corp
(d)
25,537 755
WW International Inc
(d)
66,220 329
$ 56,304
Computers - 0 .97%
3D Systems Corp
(d)
162,047 1,760
Corsair Gaming Inc
(d)
47,436 746
Insight Enterprises Inc
(d)
37,439 4,220
NetScout Systems Inc
(d)
84,794 2,722
OneSpan Inc
(d)
43,610 602
TTEC Holdings Inc 23,335 1,187
Unisys Corp
(d)
83,747 453
$ 11,690
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .54%
Central Garden & Pet Co
(d)
12,021 $ 504
Central Garden & Pet Co - A Shares
(d)
51,209 2,030
Quanex Building Products Corp 40,930 1,060
WD-40 Co 16,777 2,928
$ 6,522
Cosmetics & Personal Care - 0 .74%
Edgewell Personal Care Co 64,028 2,744
elf Beauty Inc
(d)
62,132 3,576
Inter Parfums Inc 22,054 2,607
$ 8,927
Distribution & Wholesale - 0 .78%
G-III Apparel Group Ltd
(d)
52,801 893
KAR Auction Services Inc
(d)
134,552 1,959
Resideo Technologies Inc
(d)
180,185 3,465
ScanSource Inc
(d)
31,190 1,027
Veritiv Corp 16,658 2,083
$ 9,427
Diversified Financial Services - 1 .98%
Avantax Inc
(d)
59,158 1,724
B Riley Financial Inc 19,774 845
Bread Financial Holdings Inc 61,591 2,527
Brightsphere Investment Group Inc 39,928 936
Encore Capital Group Inc
(d)
28,892 1,610
Enova International Inc
(d)
38,867 1,774
EZCORP Inc
(d)
66,325 604
LendingTree Inc
(d)
13,427 533
Mr Cooper Group Inc
(d)
87,180 4,009
Piper Sandler Cos 17,460 2,481
PRA Group Inc
(d)
48,154 1,938
StoneX Group Inc
(d)
21,278 1,870
Virtus Investment Partners Inc 8,399 1,805
WisdomTree Inc 137,575 793
World Acceptance Corp
(d)
4,087 391
$ 23,840
Electric - 0 .39%
Avista Corp 91,148 3,637
Unitil Corp 19,817 1,034
$ 4,671
Electrical Components & Equipment - 0 .40%
Encore Wire Corp 22,663 3,658
Insteel Industries Inc 24,064 722
Powell Industries Inc 11,209 445
$ 4,825
Electronics - 2 .80%
Advanced Energy Industries Inc 46,186 4,283
Badger Meter Inc 36,161 4,191
Benchmark Electronics Inc 43,459 1,216
Brady Corp 57,301 3,064
Comtech Telecommunications Corp 34,193 542
CTS Corp 39,386 1,753
FARO Technologies Inc
(d)
23,201 638
Itron Inc
(d)
55,815 3,208
Knowles Corp
(d)
112,360 2,161
Mesa Laboratories Inc 6,199 1,206
OSI Systems Inc
(d)
19,366 1,834
Plexus Corp
(d)
34,197 3,283
Sanmina Corp
(d)
70,953 4,323
TTM Technologies Inc
(d)
126,272 1,985
$ 33,687
Energy - Alternate Sources - 0 .29%
FutureFuel Corp 31,899 296
Green Plains Inc
(d)
73,256 2,547
REX American Resources Corp
(d)
19,179 627
$ 3,470
Engineering & Construction - 2 .03%
Arcosa Inc 59,739 3,541
Comfort Systems USA Inc 44,181 5,348
Exponent Inc 62,562 6,415

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Frontdoor Inc
(d)
100,681 $ 2,736
Granite Construction Inc 54,027 2,300
MYR Group Inc
(d)
20,511 2,032
NV5 Global Inc
(d)
15,379 2,050
$ 24,422
Entertainment - 0 .53%
Cinemark Holdings Inc
(d)
132,415 1,581
Golden Entertainment Inc
(d)
27,116 1,071
Monarch Casino & Resort Inc
(d)
16,399 1,257
Six Flags Entertainment Corp
(d)
91,436 2,455
$ 6,364
Environmental Control - 0 .06%
Harsco Corp
(d)
98,188 780
Food - 2 .36%
B&G Foods Inc 88,543 1,241
Calavo Growers Inc 21,906 702
Cal-Maine Foods Inc 46,893 2,683
Chefs' Warehouse Inc/The
(d)
42,079 1,609
Hain Celestial Group Inc/The
(d)
110,344 2,264
Hostess Brands Inc
(d)
165,413 3,826
J & J Snack Foods Corp 18,494 2,650
John B Sanfilippo & Son Inc 11,032 932
Seneca Foods Corp - Class A
(d)
6,537 409
Simply Good Foods Co/The
(d)
103,958 3,774
SpartanNash Co 43,580 1,381
Tootsie Roll Industries Inc 21,904 980
TreeHouse Foods Inc
(d)
62,358 3,020
United Natural Foods Inc
(d)
72,042 2,998
$ 28,469
Forest Products & Paper - 0 .28%
Clearwater Paper Corp
(d)
20,682 798
Mercer International Inc 49,865 635
Sylvamo Corp 40,862 1,942
$ 3,375
Gas - 0 .86%
Chesapeake Utilities Corp 21,919 2,764
Northwest Natural Holding Co 43,363 2,174
South Jersey Industries Inc 151,302 5,460
$ 10,398
Hand & Machine Tools - 0 .52%
Enerpac Tool Group Corp 70,261 1,865
Franklin Electric Co Inc 48,070 4,340
$ 6,205
Healthcare - Products - 2 .48%
AngioDynamics Inc
(d)
48,316 629
Artivion Inc
(d)
49,825 650
Avanos Medical Inc
(d)
57,446 1,760
BioLife Solutions Inc
(d)
42,269 991
Cardiovascular Systems Inc
(d)
51,743 721
CONMED Corp 37,660 3,606
Cutera Inc
(d)
22,052 768
Embecta Corp 71,454 1,886
Glaukos Corp
(d)
58,934 2,891
Inogen Inc
(d)
28,318 661
Integer Holdings Corp
(d)
40,933 2,694
LeMaitre Vascular Inc 23,919 1,129
Merit Medical Systems Inc
(d)
70,322 5,017
NuVasive Inc
(d)
64,410 2,937
OraSure Technologies Inc
(d)
89,721 501
Orthofix Medical Inc
(d)
41,660 901
Surmodics Inc
(d)
17,302 486
Varex Imaging Corp
(d)
49,295 1,059
Zimvie Inc
(d)
25,785 253
Zynex Inc
(d)
26,838 379
$ 29,919
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .84%
Addus HomeCare Corp
(d)
19,904 $ 2,140
Agiliti Inc
(d)
41,183 760
Community Health Systems Inc
(d)
154,783 808
Enhabit Inc
(d)
61,301 941
Ensign Group Inc/The 68,549 6,392
Fulgent Genetics Inc
(d)
24,368 823
ModivCare Inc
(d)
15,721 1,686
Pediatrix Medical Group Inc
(d)
101,217 1,554
Pennant Group Inc/The
(d)
34,831 451
RadNet Inc
(d)
60,236 1,268
Select Medical Holdings Corp 128,645 3,740
US Physical Therapy Inc 16,063 1,593
$ 22,156
Home Builders - 2 .51%
Cavco Industries Inc
(d)
10,237 2,724
Century Communities Inc 34,935 2,138
Green Brick Partners Inc
(d)
33,557 1,047
Installed Building Products Inc 28,978 3,190
LCI Industries 31,419 3,526
LGI Homes Inc
(d)
25,322 2,883
M/I Homes Inc
(d)
33,887 2,026
MDC Holdings Inc 70,435 2,660
Meritage Homes Corp
(d)
45,182 4,866
Tri Pointe Homes Inc
(d)
124,676 2,754
Winnebago Industries Inc 37,673 2,399
$ 30,213
Home Furnishings - 0 .77%
Ethan Allen Interiors Inc 28,183 810
iRobot Corp
(d)
33,641 1,514
MillerKnoll Inc 93,348 2,229
Sleep Number Corp
(d)
27,182 935
Sonos Inc
(d)
157,216 2,899
Universal Electronics Inc
(d)
14,885 349
Xperi Inc
(d)
51,527 533
$ 9,269
Insurance - 2 .77%
Ambac Financial Group Inc
(d)
55,559 926
American Equity Investment Life Holding Co 85,764 4,087
AMERISAFE Inc 23,666 1,303
Assured Guaranty Ltd 74,077 4,637
Employers Holdings Inc 33,601 1,474
Genworth Financial Inc
(d)
613,247 3,385
HCI Group Inc 8,547 429
Horace Mann Educators Corp 50,527 1,799
James River Group Holdings Ltd 46,280 1,049
Mercury General Corp 32,836 1,173
NMI Holdings Inc
(d)
103,261 2,399
Palomar Holdings Inc
(d)
31,174 1,593
ProAssurance Corp 66,670 1,293
Safety Insurance Group Inc 18,209 1,537
SiriusPoint Ltd
(d)
104,949 797
Stewart Information Services Corp 33,515 1,601
Trupanion Inc
(d)
43,438 2,564
United Fire Group Inc 26,771 843
Universal Insurance Holdings Inc 33,928 432
$ 33,321
Internet - 1 .57%
Cars.com Inc
(d)
76,534 1,309
Cogent Communications Holdings Inc 52,790 3,620
ePlus Inc
(d)
33,243 1,655
HealthStream Inc
(d)
29,840 721
Liquidity Services Inc
(d)
33,411 501
OptimizeRx Corp
(d)
21,192 380
Perficient Inc
(d)
42,782 3,172
QuinStreet Inc
(d)
62,294 955
Shutterstock Inc 29,648 2,232
TechTarget Inc
(d)
33,330 1,651
Yelp Inc
(d)
86,115 2,713
$ 18,909

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .79%
ATI Inc
(d)
159,891 $ 5,819
Carpenter Technology Corp 59,851 2,890
Haynes International Inc 15,396 857
$ 9,566
Leisure Products & Services - 0 .17%
Vista Outdoor Inc
(d)
69,894 2,051
Lodging - 0 .04%
Marcus Corp/The 30,142 456
Machinery - Construction & Mining - 0 .10%
Astec Industries Inc 28,059 1,239
Machinery - Diversified - 1 .61%
Alamo Group Inc 12,714 1,989
Albany International Corp 38,423 4,309
Applied Industrial Technologies Inc 47,655 6,825
CIRCOR International Inc
(d)
25,157 696
DXP Enterprises Inc/TX
(d)
19,474 590
Ichor Holdings Ltd
(d)
35,584 1,203
Lindsay Corp 13,565 2,124
Tennant Co 22,976 1,611
$ 19,347
Media - 0 .38%
AMC Networks Inc
(d)
34,631 641
EW Scripps Co/The
(d)
71,611 1,070
Gannett Co Inc
(d)
180,491 408
Scholastic Corp 36,724 1,625
Thryv Holdings Inc
(d)
37,907 848
$ 4,592
Metal Fabrication & Hardware - 0 .76%
Mueller Industries Inc 70,256 4,605
Olympic Steel Inc 11,825 523
Proto Labs Inc
(d)
33,501 1,025
Standex International Corp 14,809 1,712
TimkenSteel Corp
(d)
48,896 962
Tredegar Corp 31,085 377
$ 9,204
Mining - 0 .61%
Arconic Corp
(d)
125,381 2,948
Century Aluminum Co
(d)
63,198 710
Compass Minerals International Inc 42,044 1,962
Kaiser Aluminum Corp 19,695 1,724
$ 7,344
Miscellaneous Manufacturers - 2 .70%
EnPro Industries Inc 25,702 3,112
ESCO Technologies Inc 31,941 3,144
Fabrinet
(d)
45,203 5,952
Federal Signal Corp 74,914 3,989
Hillenbrand Inc 85,812 4,021
John Bean Technologies Corp 39,360 4,398
Materion Corp 25,362 2,289
Myers Industries Inc 45,091 1,086
Park Aerospace Corp 24,027 334
Sturm Ruger & Co Inc 21,827 1,242
Trinity Industries Inc 100,570 2,893
$ 32,460
Office & Business Equipment - 0 .07%
Pitney Bowes Inc 199,927 862
Office Furnishings - 0 .20%
HNI Corp 51,103 1,623
Interface Inc 71,866 818
$ 2,441
Oil & Gas - 2 .52%
Callon Petroleum Co
(d)
63,175 2,688
Civitas Resources Inc 64,143 4,269
Helmerich & Payne Inc 130,082 6,301
Nabors Industries Ltd
(d)
11,052 1,962
Par Pacific Holdings Inc
(d)
68,559 1,833
Patterson-UTI Energy Inc 267,877 4,500
Ranger Oil Corp 23,623 992
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 151,711 $ 4,987
Talos Energy Inc
(d)
80,589 1,597
Vital Energy Inc
(d)
20,773 1,169
$ 30,298
Oil & Gas Services - 1 .31%
Archrock Inc 165,338 1,638
Bristow Group Inc
(d)
29,074 888
Core Laboratories NV 57,289 1,467
DMC Global Inc
(d)
22,921 521
Dril-Quip Inc
(d)
41,907 1,287
Helix Energy Solutions Group Inc
(d)
176,316 1,398
NOW Inc
(d)
136,445 1,916
Oceaneering International Inc
(d)
123,868 2,644
Oil States International Inc
(d)
78,948 676
ProPetro Holding Corp
(d)
118,883 1,183
RPC Inc 102,803 1,020
US Silica Holdings Inc
(d)
93,536 1,145
$ 15,783
Packaging & Containers - 0 .42%
Matthews International Corp 37,812 1,400
O-I Glass Inc
(d)
191,668 3,690
$ 5,090
Pharmaceuticals - 2 .54%
AdaptHealth Corp
(d)
94,880 2,033
Amphastar Pharmaceuticals Inc
(d)
46,574 1,409
Anika Therapeutics Inc
(d)
18,049 560
Catalyst Pharmaceuticals Inc
(d)
118,290 1,832
Coherus Biosciences Inc
(d)
79,756 676
Collegium Pharmaceutical Inc
(d)
41,476 1,165
Corcept Therapeutics Inc
(d)
118,368 2,706
Eagle Pharmaceuticals Inc/DE
(d)
12,864 437
Enanta Pharmaceuticals Inc
(d)
24,068 1,285
Harmony Biosciences Holdings Inc
(d)
36,642 1,765
Heska Corp
(d)
12,573 1,124
Ironwood Pharmaceuticals Inc
(d)
164,877 1,899
Owens & Minor Inc
(d)
94,184 1,859
Pacira BioSciences Inc
(d)
56,685 2,226
Phibro Animal Health Corp 25,127 387
Prestige Consumer Healthcare Inc
(d)
61,188 4,024
Supernus Pharmaceuticals Inc
(d)
66,787 2,739
uniQure NV
(d)
50,898 1,082
USANA Health Sciences Inc
(d)
13,762 804
Vanda Pharmaceuticals Inc
(d)
69,915 537
$ 30,549
Real Estate - 0 .67%
Anywhere Real Estate Inc
(d)
135,259 1,147
Cushman & Wakefield PLC
(d)
200,820 2,898
Douglas Elliman Inc 83,314 388
Marcus & Millichap Inc 30,640 1,110
RE/MAX Holdings Inc 22,541 514
St Joe Co/The 41,801 1,969
$ 8,026
REITs - 8 .42%
Acadia Realty Trust 117,316 1,822
Agree Realty Corp 109,429 8,167
Alexander & Baldwin Inc 89,626 1,794
American Assets Trust Inc 64,310 1,830
Apollo Commercial Real Estate Finance Inc 159,806 1,945
Armada Hoffler Properties Inc 83,678 1,061
ARMOUR Residential REIT Inc 163,255 1,025
Brandywine Realty Trust 211,969 1,390
CareTrust REIT Inc 119,876 2,484
Centerspace 18,617 1,259
Chatham Lodging Trust 60,300 857
Community Healthcare Trust Inc 29,067 1,246
DiamondRock Hospitality Co 258,677 2,491
Easterly Government Properties Inc 112,147 1,821
Ellington Financial Inc 70,936 974
Elme Communities 108,124 2,076

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essential Properties Realty Trust Inc 175,902 $ 4,482
Four Corners Property Trust Inc 103,640 2,981
Franklin BSP Realty Trust Inc 101,901 1,478
Franklin Street Properties Corp 113,514 350
Getty Realty Corp 52,541 1,914
Global Net Lease Inc 128,235 1,917
Granite Point Mortgage Trust Inc 64,677 432
Hersha Hospitality Trust 40,656 374
Hudson Pacific Properties Inc 158,436 1,805
Industrial Logistics Properties Trust 81,007 357
Innovative Industrial Properties Inc 34,560 3,103
Invesco Mortgage Capital Inc 43,676 642
iStar Inc 107,111 994
KKR Real Estate Finance Trust Inc 70,884 1,129
LTC Properties Inc 50,042 1,909
LXP Industrial Trust 340,648 3,934
New York Mortgage Trust Inc 458,437 1,430
NexPoint Residential Trust Inc 28,093 1,419
Office Properties Income Trust 60,001 1,030
Orion Office REIT Inc 69,970 675
Outfront Media Inc 180,498 3,592
PennyMac Mortgage Investment Trust 109,868 1,675
Ready Capital Corp 121,516 1,608
Redwood Trust Inc 140,041 1,171
Retail Opportunity Investments Corp 153,868 2,436
RPT Realty 105,322 1,104
Safehold Inc 29,963 1,047
Saul Centers Inc 15,942 682
Service Properties Trust 204,412 1,821
SITE Centers Corp 228,421 3,118
Summit Hotel Properties Inc 132,067 1,125
Sunstone Hotel Investors Inc 259,943 2,857
Tanger Factory Outlet Centers Inc 128,917 2,464
Two Harbors Investment Corp 106,713 1,914
Uniti Group Inc 293,054 1,931
Universal Health Realty Income Trust 15,688 860
Urban Edge Properties 145,091 2,285
Urstadt Biddle Properties Inc 36,883 693
Veris Residential Inc
(d)
97,902 1,694
Whitestone REIT 57,354 597
Xenia Hotels & Resorts Inc 140,655 2,096
$ 101,367
Retail - 7 .15%
Abercrombie & Fitch Co
(d)
61,098 1,769
Academy Sports & Outdoors Inc 98,512 5,755
American Eagle Outfitters Inc 215,245 3,474
America's Car-Mart Inc/TX
(d)
7,160 617
Asbury Automotive Group Inc
(d)
27,345 6,016
Bed Bath & Beyond Inc
(d),(e)
94,743 267
Big Lots Inc 35,756 585
BJ's Restaurants Inc
(d)
28,899 912
Bloomin' Brands Inc 108,466 2,630
Boot Barn Holdings Inc
(d)
36,831 3,075
Brinker International Inc
(d)
54,399 2,147
Buckle Inc/The 36,514 1,607
Caleres Inc 45,049 1,172
Cheesecake Factory Inc/The 59,080 2,319
Chico's FAS Inc
(d)
154,548 814
Children's Place Inc/The
(d)
16,095 730
Chuy's Holdings Inc
(d)
22,232 761
Dave & Buster's Entertainment Inc
(d)
51,847 2,248
Designer Brands Inc 62,824 648
Dine Brands Global Inc 19,370 1,497
El Pollo Loco Holdings Inc 24,259 298
Genesco Inc
(d)
15,338 741
GMS Inc
(d)
52,392 3,108
Group 1 Automotive Inc 18,015 3,852
Guess? Inc 37,663 873
Haverty Furniture Cos Inc 16,344 571
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Hibbett Inc 15,823 $ 1,050
Jack in the Box Inc 26,016 1,977
La-Z-Boy Inc 53,169 1,512
Leslie's Inc
(d)
183,162 2,837
MarineMax Inc
(d)
26,604 831
Movado Group Inc 19,630 694
National Vision Holdings Inc
(d)
97,493 4,007
Nu Skin Enterprises Inc 61,056 2,618
ODP Corp/The
(d)
49,805 2,570
Patrick Industries Inc 26,602 1,888
PC Connection Inc 13,966 685
PetMed Express Inc 26,038 559
PriceSmart Inc 30,927 2,298
Ruth's Hospitality Group Inc 37,447 648
Sally Beauty Holdings Inc
(d)
132,216 2,060
Shake Shack Inc
(d)
46,102 2,622
Shoe Carnival Inc 21,151 578
Signet Jewelers Ltd 57,135 4,388
Sonic Automotive Inc 20,622 1,108
World Fuel Services Corp 76,498 2,165
Zumiez Inc
(d)
19,243 497
$ 86,078
Savings & Loans - 1 .79%
Axos Financial Inc
(d)
65,972 3,175
Banc of California Inc 69,121 1,204
Berkshire Hills Bancorp Inc 55,626 1,727
Brookline Bancorp Inc 108,937 1,425
Capitol Federal Financial Inc 159,547 1,335
Northfield Bancorp Inc 51,936 777
Northwest Bancshares Inc 156,890 2,218
Pacific Premier Bancorp Inc 117,384 3,796
Provident Financial Services Inc 93,000 2,182
WSFS Financial Corp 76,088 3,676
$ 21,515
Semiconductors - 3 .47%
Alpha & Omega Semiconductor Ltd
(d)
27,427 904
Axcelis Technologies Inc
(d)
40,584 4,462
CEVA Inc
(d)
28,648 949
Cohu Inc
(d)
58,845 2,123
Diodes Inc
(d)
56,177 5,010
FormFactor Inc
(d)
95,162 2,678
Kulicke & Soffa Industries Inc 71,741 3,666
MaxLinear Inc
(d)
89,301 3,679
Onto Innovation Inc
(d)
61,177 4,812
Photronics Inc
(d)
76,214 1,381
Rambus Inc
(d)
132,790 5,374
Semtech Corp
(d)
78,472 2,592
SMART Global Holdings Inc
(d)
60,069 1,033
Ultra Clean Holdings Inc
(d)
56,210 1,891
Veeco Instruments Inc
(d)
63,533 1,262
$ 41,816
Software - 2 .98%
8x8 Inc
(d)
137,986 650
Adeia Inc 129,797 1,421
Agilysys Inc
(d)
24,463 2,044
Apollo Medical Holdings Inc
(d)
49,055 1,748
Avid Technology Inc
(d)
41,024 1,243
Cerence Inc
(d)
48,656 1,193
Computer Programs and Systems Inc
(d)
17,577 516
Consensus Cloud Solutions Inc
(d)
21,802 1,281
CSG Systems International Inc 37,453 2,235
Digi International Inc
(d)
43,601 1,482
Digital Turbine Inc
(d)
111,322 1,933
Donnelley Financial Solutions Inc
(d)
30,922 1,410
DoubleVerify Holdings Inc
(d)
91,612 2,491
Ebix Inc 29,016 553
LivePerson Inc
(d)
86,550 1,115
NextGen Healthcare Inc
(d)
67,653 1,287
PDF Solutions Inc
(d)
36,486 1,160

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Progress Software Corp 53,122 $ 2,818
Simulations Plus Inc 19,812 815
SPS Commerce Inc
(d)
44,529 6,059
Veradigm Inc
(d)
134,987 2,418
$ 35,872
Telecommunications - 1 .68%
A10 Networks Inc 78,946 1,222
ADTRAN Holdings Inc 87,307 1,647
ATN International Inc 13,242 647
Clearfield Inc
(d)
14,128 1,010
Consolidated Communications Holdings Inc
(d)
91,242 397
Extreme Networks Inc
(d)
162,272 2,926
Gogo Inc
(d)
80,191 1,345
Harmonic Inc
(d)
130,263 1,716
InterDigital Inc 36,648 2,563
NETGEAR Inc
(d)
35,704 713
Shenandoah Telecommunications Co 61,894 1,210
Telephone and Data Systems Inc 123,313 1,649
Viavi Solutions Inc
(d)
279,659 3,160
$ 20,205
Textiles - 0 .31%
UniFirst Corp/MA 18,629 3,697
Transportation - 1 .81%
ArcBest Corp 30,168 2,518
Atlas Air Worldwide Holdings Inc
(d)
31,842 3,255
Dorian LPG Ltd 39,383 782
Forward Air Corp 32,852 3,543
Heartland Express Inc 57,539 968
Hub Group Inc
(d)
40,343 3,440
Marten Transport Ltd 71,137 1,571
Matson Inc 46,677 3,086
RXO Inc
(d)
142,220 2,605
$ 21,768
Trucking & Leasing - 0 .10%
Greenbrier Cos Inc/The 40,502 1,252
Water - 1 .07%
American States Water Co 45,665 4,300
California Water Service Group 67,734 4,143
Middlesex Water Co 21,793 1,828
SJW Group 32,964 2,552
$ 12,823
TOTAL COMMON STOCKS $ 1,183,820
Total Investments $ 1,203,885
Other Assets and Liabilities -  0.01% 139
TOTAL NET ASSETS - 100.00% $ 1,204,024
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $277 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $265 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .72%
Consumer, Non-cyclical 18 .19%
Industrial 17 .25%
Consumer, Cyclical 15 .12%
Technology 7 .49%
Basic Materials 5 .01%
Energy 4 .59%
Communications 3 .63%
Utilities 2 .32%
Money Market Funds 1 .54%
Investment Companies 0 .13%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 73,664 $ 55,404 $ 18,260
Principal Government Money Market Fund - Institutional Class 4.19% 28,521 24,793 53,314 —
$ 28,521 $ 98,457 $ 108,718 $ 18,260
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 94 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 76 — — —
$ 170 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2023 Long 190 $ 18,424 $ 386
Total $ 386
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
iShares Russell 2000 Value ETF 11,800 $ 1,795
Money Market Funds - 5 .33%
BlackRock Liquidity FedFund - Institutional
Class 4.07%
(a),(b)
2,676,965 2,676
Principal Government Money Market Fund -
Class R-6 4.25%
(a),(b),(c)
59,614,063 59,615
$ 62,291
TOTAL INVESTMENT COMPANIES $ 64,086
COMMON STOCKS - 95 .36 % Shares Held Value (000's)
Advertising - 0 .14%
Advantage Solutions Inc
(d)
5,731 $ 15
Boston Omaha Corp
(d)
1,234 33
Clear Channel Outdoor Holdings Inc
(d)
21,723 41
Entravision Communications Corp 1,242 8
Quotient Technology Inc
(d)
4,821 20
Stagwell Inc
(d)
218,662 1,535
$ 1,652
Aerospace & Defense - 0 .61%
AAR Corp
(d)
2,029 104
Aerojet Rocketdyne Holdings Inc
(d)
1,174 66
AerSale Corp
(d)
77,932 1,450
Archer Aviation Inc
(d)
8,480 25
Astra Space Inc
(d)
11,488 7
Astronics Corp
(d)
1,514 23
Barnes Group Inc 33,542 1,484
Ducommun Inc
(d)
655 38
Joby Aviation Inc
(d),(e)
1,744 8
Kaman Corp 1,679 42
Kratos Defense & Security Solutions Inc
(d)
7,444 85
Momentus Inc
(d)
3,388 3
Moog Inc 18,827 1,795
National Presto Industries Inc 25,647 1,965
Redwire Corp
(d)
1,546 4
Triumph Group Inc
(d)
3,854 44
$ 7,143
Agriculture - 0 .14%
Alico Inc 435 11
Andersons Inc/The 36,420 1,340
AppHarvest Inc
(d),(e)
5,660 14
Benson Hill Inc
(d)
5,237 14
Fresh Del Monte Produce Inc 1,829 52
Tejon Ranch Co
(d)
1,243 25
Universal Corp/VA 1,445 79
Vector Group Ltd 7,422 96
$ 1,631
Airlines - 0 .02%
Allegiant Travel Co
(d)
515 44
Hawaiian Holdings Inc
(d)
3,043 38
SkyWest Inc
(d)
2,999 62
Spirit Airlines Inc 6,567 130
Wheels Up Experience Inc
(d)
11,069 14
$ 288
Apparel - 1 .33%
Capri Holdings Ltd
(d)
124,995 8,311
Carter's Inc 6,300 525
Ermenegildo Zegna NV 2,769 32
Fossil Group Inc
(d)
3,087 17
Kontoor Brands Inc 12,100 578
Lakeland Industries Inc 51,500 746
Oxford Industries Inc 270 32
PLBY Group Inc
(d),(e)
2,374 7
Rocky Brands Inc 421 13
Steven Madden Ltd 38,100 1,366
Superior Group of Cos Inc 764 9
Torrid Holdings Inc
(d)
560 2
Urban Outfitters Inc
(d)
28,442 779
Weyco Group Inc 384 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Wolverine World Wide Inc 192,005 $ 3,097
$ 15,524
Automobile Manufacturers - 0 .22%
Blue Bird Corp
(d)
51,900 753
Cenntro Electric Group Ltd
(d)
15,013 11
Hyliion Holdings Corp
(d)
7,951 28
Lordstown Motors Corp
(d),(e)
11,615 15
Nikola Corp
(d),(e)
1,676 5
Proterra Inc
(d)
7,215 37
REV Group Inc 1,957 25
TuSimple Holdings Inc
(d)
8,234 17
Wabash National Corp 65,313 1,683
Workhorse Group Inc
(d),(e)
1,099 2
$ 2,576
Automobile Parts & Equipment - 0 .59%
Adient PLC
(d)
54,092 2,435
Aeva Technologies Inc
(d)
5,913 10
Allison Transmission Holdings Inc 45,700 2,060
American Axle & Manufacturing Holdings Inc
(d)
6,439 57
Cepton Inc
(d)
809 1
Dana Inc 7,777 141
Goodyear Tire & Rubber Co/The
(d)
97,518 1,097
Methode Electronics Inc 2,175 104
Microvast Holdings Inc
(d)
4,439 7
Miller Industries Inc/TN 32,419 941
Motorcar Parts of America Inc
(d)
1,116 16
Solid Power Inc
(d),(e)
5,504 18
Standard Motor Products Inc 1,205 49
Velodyne Lidar Inc
(d)
14,074 17
$ 6,953
Banks - 10 .98%
1st Source Corp 19,195 944
ACNB Corp 17,687 696
Alerus Financial Corp 902 19
Amalgamated Financial Corp 1,043 24
American National Bankshares Inc 615 21
Ameris Bancorp 25,181 1,188
Arrow Financial Corp 842 28
Associated Banc-Corp 96,691 2,166
Atlantic Union Bankshares Corp 4,507 174
BancFirst Corp 461 40
Bancorp Inc/The
(d)
1,356 46
Bank First Corp 448 36
Bank of Marin Bancorp 18,732 570
Bank of NT Butterfield & Son Ltd/The 2,808 90
BankUnited Inc 64,085 2,412
Bankwell Financial Group Inc 366 11
Banner Corp 2,051 133
Bar Harbor Bankshares 879 27
BayCom Corp 26,197 527
BCB Bancorp Inc 29,656 533
Blue Foundry Bancorp
(d)
1,570 19
Blue Ridge Bankshares Inc 1,104 14
Bridgewater Bancshares Inc
(d)
34,353 535
Business First Bancshares Inc 1,396 29
Byline Bancorp Inc 1,471 36
Cadence Bank 304,511 7,789
Cambridge Bancorp 401 32
Camden National Corp 22,144 935
Capital Bancorp Inc 531 11
Capital City Bank Group Inc 805 26
Capstar Financial Holdings Inc 1,215 21
Carter Bankshares Inc
(d)
1,454 24
Cathay General Bancorp 52,740 2,318
Central Pacific Financial Corp 71,820 1,624
Central Valley Community Bancorp 30,000 747
Citizens & Northern Corp 897 21
City Holding Co 877 83
Civista Bancshares Inc 28,897 627

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CNB Financial Corp/PA 20,094 $ 485
Colony Bankcorp Inc 975 13
Columbia Banking System Inc 69,442 2,147
Community Bank System Inc 3,209 185
Community Financial Corp/The 6,600 266
Community Trust Bancorp Inc 23,460 1,011
ConnectOne Bancorp Inc 94,027 2,235
CrossFirst Bankshares Inc
(d)
45,066 608
Customers Bancorp Inc
(d)
73,729 2,240
CVB Financial Corp 8,032 195
Dime Community Bancshares Inc 1,956 58
Eagle Bancorp Inc 45,201 2,146
Eastern Bankshares Inc 7,449 120
Enterprise Bancorp Inc/MA 552 20
Enterprise Financial Services Corp 23,515 1,254
Equity Bancshares Inc 905 27
Esquire Financial Holdings Inc 97 5
Farmers & Merchants Bancorp Inc/Archbold OH 490 14
Farmers National Banc Corp 2,045 29
FB Financial Corp 30,724 1,154
Financial Institutions Inc 19,120 472
First Bancorp Inc/The 576 17
First BanCorp/Puerto Rico 165,735 2,229
First Bancorp/Southern Pines NC 2,117 84
First Bancshares Inc/The 1,240 38
First Bank/Hamilton NJ 924 13
First Busey Corp 64,101 1,530
First Business Financial Services Inc 15,521 556
First Commonwealth Financial Corp 5,622 83
First Community Bankshares Inc 950 31
First Financial Bancorp 5,611 142
First Financial Corp/IN 21,864 982
First Foundation Inc 3,074 48
First Guaranty Bancshares Inc 356 8
First Hawaiian Inc 79,507 2,182
First Internet Bancorp 40,540 1,066
First Interstate BancSystem Inc 5,358 192
First Merchants Corp 27,338 1,166
First Mid Bancshares Inc 13,812 444
First of Long Island Corp/The 40,718 719
Five Star Bancorp 480 13
FNB Corp/PA 115,000 1,641
Fulton Financial Corp 9,777 164
FVCBankcorp Inc
(d)
670 11
German American Bancorp Inc 1,658 64
Glacier Bancorp Inc 5,822 265
Great Southern Bancorp Inc 16,049 938
Guaranty Bancshares Inc/TX 479 16
Hancock Whitney Corp 5,188 267
Hanmi Financial Corp 93,040 2,167
HarborOne Bancorp Inc 2,615 36
HBT Financial Inc 645 14
Heartland Financial USA Inc 2,467 122
Heritage Commerce Corp 3,532 43
Heritage Financial Corp/WA 2,075 59
Hilltop Holdings Inc 71,896 2,351
Home BancShares Inc/AR 11,296 270
HomeStreet Inc 76,816 2,118
Hope Bancorp Inc 160,593 2,070
Horizon Bancorp Inc/IN 56,619 886
Independent Bank Corp 2,753 219
Independent Bank Corp/MI 59,002 1,308
Independent Bank Group Inc 2,147 132
International Bancshares Corp 3,221 151
Investar Holding Corp 23,600 492
John Marshall Bancorp Inc 685 17
Kearny Financial Corp/MD 87,536 821
Lakeland Bancorp Inc 98,443 1,897
Lakeland Financial Corp 130 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Live Oak Bancshares Inc 50,941 $ 1,744
Luther Burbank Corp 37,264 437
Macatawa Bank Corp 53,973 594
Mercantile Bank Corp 28,716 985
Merchants Bancorp/IN 17,237 496
Metrocity Bankshares Inc 848 17
Metropolitan Bank Holding Corp
(d)
564 33
Mid Penn Bancorp Inc 852 27
Midland States Bancorp Inc 37,629 959
MidWestOne Financial Group Inc 23,535 733
MVB Financial Corp 606 13
National Bank Holdings Corp 1,626 69
National Bankshares Inc 10,000 406
NBT Bancorp Inc 2,511 99
Nicolet Bankshares Inc
(d)
647 47
Northeast Bank 14,082 665
Northeast Community Bancorp Inc
(e)
39,300 610
Northrim BanCorp Inc 13,234 708
OFG Bancorp 2,799 79
Old National Bancorp/IN 384,448 6,727
Old Second Bancorp Inc 2,543 43
Origin Bancorp Inc 1,343 50
Orrstown Financial Services Inc 606 15
PacWest Bancorp 86,700 2,398
Park National Corp 855 107
Parke Bancorp Inc 27,254 565
Pathward Financial Inc 1,243 62
PCB Bancorp 32,253 599
Peapack-Gladstone Financial Corp 1,012 38
Peoples Bancorp Inc/OH 1,667 49
Peoples Financial Services Corp 409 21
Pioneer Bancorp Inc/NY
(d)
759 9
Popular Inc 30,500 2,094
Preferred Bank/Los Angeles CA 29,891 2,126
Premier Financial Corp 60,632 1,517
Primis Financial Corp 37,906 449
Provident Bancorp Inc 945 9
QCR Holdings Inc 933 49
RBB Bancorp 23,402 472
Red River Bancshares Inc 251 13
Renasant Corp 3,291 117
Republic Bancorp Inc/KY 14,313 644
Republic First Bancorp Inc
(d)
3,861 8
S&T Bancorp Inc 2,344 85
Sandy Spring Bancorp Inc 64,924 2,195
Seacoast Banking Corp of Florida 4,352 140
Shore Bancshares Inc 1,061 19
Sierra Bancorp 21,717 457
Silvergate Capital Corp
(d),(e)
451 6
Simmons First National Corp 100,499 2,242
SmartFinancial Inc 924 25
South Plains Financial Inc 591 17
Southern First Bancshares Inc
(d)
10,925 460
Southside Bancshares Inc 1,832 69
SouthState Corp 73,367 5,840
Stellar Bancorp Inc 2,677 75
Sterling Bancorp Inc/MI
(d)
1,123 7
Stock Yards Bancorp Inc 260 16
Summit Financial Group Inc
(e)
667 17
Texas Capital Bancshares Inc
(d)
36,504 2,411
Third Coast Bancshares Inc
(d)
713 13
Tompkins Financial Corp 828 62
Towne Bank/Portsmouth VA 37,351 1,138
TriCo Bancshares 1,869 94
Triumph Financial Inc 876 49
TrustCo Bank Corp NY 34,152 1,226
Trustmark Corp 3,684 107
UMB Financial Corp 2,645 239
United Bankshares Inc/WV 133,976 5,386

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
United Community Banks Inc/GA 152,032 $ 4,947
Unity Bancorp Inc 488 13
Univest Financial Corp 41,410 1,124
USCB Financial Holdings Inc
(d)
705 8
Valley National Bancorp 25,981 309
Veritex Holdings Inc 2,705 76
Walker & Dunlop Inc 554 53
Washington Trust Bancorp Inc 26,019 1,113
WesBanco Inc 3,429 127
West BanCorp Inc 785 17
Westamerica BanCorp 1,166 65
William Penn Bancorp 21,000 247
Wintrust Financial Corp 18,600 1,701
$ 128,448
Beverages - 0 .01%
Primo Water Corp 9,495 149
Vintage Wine Estates Inc
(d)
2,125 6
$ 155
Biotechnology - 0 .95%
2seventy bio Inc
(d)
2,244 31
4D Molecular Therapeutics Inc
(d)
1,798 38
Absci Corp
(d)
3,455 11
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Adicet Bio Inc
(d)
1,804 17
ADMA Biologics Inc
(d)
6,212 23
Aerovate Therapeutics Inc
(d),(e)
508 12
Affimed NV
(d)
809 1
Akero Therapeutics Inc
(d)
1,933 96
Allogene Therapeutics Inc
(d)
4,796 37
Allovir Inc
(d)
2,158 13
Alpha Teknova Inc
(d)
596 4
Alpine Immune Sciences Inc
(d)
1,000 8
ALX Oncology Holdings Inc
(d)
1,281 12
AN2 Therapeutics Inc
(d)
713 9
AnaptysBio Inc
(d)
1,210 30
ANI Pharmaceuticals Inc
(d)
748 33
Arbutus Biopharma Corp
(d)
3,615 11
Arcellx Inc
(d)
1,771 59
Arcturus Therapeutics Holdings Inc
(d)
184 4
Arcus Biosciences Inc
(d)
3,086 67
Atara Biotherapeutics Inc
(d)
5,067 26
Atea Pharmaceuticals Inc
(d)
4,590 21
Athira Pharma Inc
(d)
2,232 9
Avidity Biosciences Inc
(d)
3,199 76
Berkeley Lights Inc
(d)
3,668 8
BioCryst Pharmaceuticals Inc
(d)
3,457 37
Biohaven Ltd
(d),(e)
1,421 27
Bluebird Bio Inc
(d)
4,973 32
Bridgebio Pharma Inc
(d)
2,380 22
C4 Therapeutics Inc
(d)
2,526 20
Cara Therapeutics Inc
(d)
2,690 31
Caribou Biosciences Inc
(d)
3,371 24
Celldex Therapeutics Inc
(d)
2,166 95
Century Therapeutics Inc
(d)
1,399 6
Chinook Therapeutics Inc
(d)
3,030 77
CinCor Pharma Inc
(d)
1,474 43
Cogent Biosciences Inc
(d)
3,848 58
Crinetics Pharmaceuticals Inc
(d)
2,720 53
CTI BioPharma Corp
(d)
4,850 27
Cullinan Oncology Inc
(d)
1,819 21
Cytokinetics Inc
(d)
463 20
Day One Biopharmaceuticals Inc
(d)
1,658 36
Deciphera Pharmaceuticals Inc
(d)
1,929 33
Design Therapeutics Inc
(d)
2,031 16
DICE Therapeutics Inc
(d)
2,109 67
Dyne Therapeutics Inc
(d)
1,899 28
Edgewise Therapeutics Inc
(d)
2,260 23
Editas Medicine Inc
(d)
4,157 41
Eiger BioPharmaceuticals Inc
(d)
407 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Emergent BioSolutions Inc
(d)
171,826 $ 2,267
Enochian Biosciences Inc
(d)
1,873 2
EQRx Inc
(d)
12,049 30
Erasca Inc
(d)
3,900 16
EyePoint Pharmaceuticals Inc
(d),(e)
1,082 5
FibroGen Inc
(d)
640 15
Generation Bio Co
(d)
3,126 18
Geron Corp
(d)
6,632 22
HilleVax Inc
(d)
886 15
Icosavax Inc
(d)
1,430 15
Ideaya Biosciences Inc
(d)
2,645 45
IGM Biosciences Inc
(d)
183 4
ImmunityBio Inc
(d),(e)
1,431 5
ImmunoGen Inc
(d)
6,542 30
Immunovant Inc
(d)
2,654 47
Inovio Pharmaceuticals Inc
(d)
14,704 24
Instil Bio Inc
(d)
5,312 4
Intellia Therapeutics Inc
(d)
1,744 74
Invivyd Inc
(d)
4,147 9
Iovance Biotherapeutics Inc
(d)
9,084 72
iTeos Therapeutics Inc
(d)
1,408 29
Janux Therapeutics Inc
(d)
1,097 24
Keros Therapeutics Inc
(d)
90 5
Kezar Life Sciences Inc
(d)
3,164 23
Kiniksa Pharmaceuticals Ltd
(d)
151 2
Kinnate Biopharma Inc
(d)
2,030 15
Kodiak Sciences Inc
(d)
2,000 16
Kronos Bio Inc
(d)
3,105 7
Krystal Biotech Inc
(d)
846 70
Kymera Therapeutics Inc
(d)
2,269 85
Lexicon Pharmaceuticals Inc
(d)
3,424 8
Ligand Pharmaceuticals Earnout Shares
(d)
476 —
Ligand Pharmaceuticals Earnout Shares
(d)
476 —
Ligand Pharmaceuticals Inc
(d)
789 55
Liquidia Corp
(d),(e)
1,147 8
MacroGenics Inc
(d)
3,624 21
Maravai LifeSciences Holdings Inc
(d)
283,100 4,150
MeiraGTx Holdings plc
(d)
1,953 16
Mersana Therapeutics Inc
(d)
5,544 37
Monte Rosa Therapeutics Inc
(d),(e)
1,718 13
Myriad Genetics Inc
(d)
4,786 94
Nektar Therapeutics
(d)
10,878 30
NeoGenomics Inc
(d)
7,581 90
NGM Biopharmaceuticals Inc
(d)
1,209 6
Nkarta Inc
(d)
2,106 11
Nurix Therapeutics Inc
(d)
2,787 34
Nuvalent Inc
(d),(e)
1,191 36
Nuvation Bio Inc
(d)
6,908 17
Organogenesis Holdings Inc
(d)
147,100 377
Pardes Biosciences Inc
(d)
3,253 7
PepGen Inc
(d)
828 13
Point Biopharma Global Inc
(d),(e)
428 3
Praxis Precision Medicines Inc
(d)
2,632 13
Precigen Inc
(d)
1,550 3
Prime Medicine Inc
(d)
404 7
Provention Bio Inc
(d)
652 6
PTC Therapeutics Inc
(d)
1,021 47
Rallybio Corp
(d),(e)
330 2
RAPT Therapeutics Inc
(d)
522 15
Recursion Pharmaceuticals Inc
(d)
7,473 62
REGENXBIO Inc
(d)
2,411 56
Relay Therapeutics Inc
(d)
4,685 101
Replimune Group Inc
(d)
2,437 68
REVOLUTION Medicines Inc
(d)
3,868 103
Rocket Pharmaceuticals Inc
(d)
3,213 70
Sage Therapeutics Inc
(d)
3,131 139
Sana Biotechnology Inc
(d)
5,350 24
Sangamo Therapeutics Inc
(d)
7,532 26
Scilex Holding Co
(d)
3,201 25

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Seer Inc
(d)
3,100 $ 14
Singular Genomics Systems Inc
(d),(e)
3,654 10
Sorrento Therapeutics Inc
(d)
22,703 22
SpringWorks Therapeutics Inc
(d)
1,724 54
Stoke Therapeutics Inc
(d)
1,437 14
Sutro Biopharma Inc
(d)
3,222 23
Syndax Pharmaceuticals Inc
(d)
2,444 70
Talaris Therapeutics Inc
(d),(e)
2,185 3
Tango Therapeutics Inc
(d)
2,802 19
Tarsus Pharmaceuticals Inc
(d)
1,097 17
Tenaya Therapeutics Inc
(d)
2,133 7
Theravance Biopharma Inc
(d),(e)
540 6
Theseus Pharmaceuticals Inc
(d)
1,297 18
Third Harmonic Bio Inc
(d)
576 3
Travere Therapeutics Inc
(d)
364 8
Twist Bioscience Corp
(d)
1,019 29
Tyra Biosciences Inc
(d),(e)
859 9
Vaxart Inc
(d),(e)
7,499 8
VBI Vaccines Inc
(d)
14,641 9
Vera Therapeutics Inc
(d)
124 1
Veracyte Inc
(d)
4,311 108
Verve Therapeutics Inc
(d)
2,366 54
Vir Biotechnology Inc
(d)
4,363 129
Viridian Therapeutics Inc
(d)
595 22
VistaGen Therapeutics Inc
(d)
3,687 1
Xencor Inc
(d)
3,451 114
Zentalis Pharmaceuticals Inc
(d)
226 5
$ 11,063
Building Materials - 0 .72%
American Woodmark Corp
(d)
929 53
Boise Cascade Co 22,274 1,670
Caesarstone Ltd 1,485 9
Gibraltar Industries Inc
(d)
1,853 99
Griffon Corp 1,353 55
JELD-WEN Holding Inc
(d)
199,958 2,530
Louisiana-Pacific Corp 31,200 2,124
Modine Manufacturing Co
(d)
2,990 71
PGT Innovations Inc
(d)
38,300 831
SPX Technologies Inc
(d)
2,629 197
Summit Materials Inc
(d)
7,136 235
UFP Industries Inc 5,937 556
View Inc
(d)
7,266 6
$ 8,436
Chemicals - 3 .89%
AdvanSix Inc 37,943 1,641
American Vanguard Corp 286 6
Amyris Inc
(d),(e)
10,334 16
Avient Corp 1,443 58
AZZ Inc 48,869 2,076
Cabot Corp 18,000 1,356
Chemours Co/The 290,180 10,560
Danimer Scientific Inc
(d),(e)
6,480 15
Ecovyst Inc
(d)
225,037 2,360
Element Solutions Inc 939,420 19,239
Hawkins Inc 10,940 427
HB Fuller Co 428 30
Ingevity Corp
(d)
7,400 610
Innospec Inc 217 25
Intrepid Potash Inc
(d)
659 22
Koppers Holdings Inc 1,213 42
Mativ Holdings Inc
(e)
86,495 2,384
Minerals Technologies Inc 21,943 1,524
NewMarket Corp 1,600 551
Origin Materials Inc
(d)
2,642 16
Perimeter Solutions SA
(d)
7,040 65
Quaker Chemical Corp 268 53
Rayonier Advanced Materials Inc
(d)
3,714 26
Sensient Technologies Corp 147 11
Stepan Co 1,151 126
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Terawulf Inc
(d)
1,459 $ 1
Trinseo PLC 78,098 2,167
Tronox Holdings PLC 7,046 121
Unifi Inc
(d)
912 8
Valhi Inc 183 5
$ 45,541
Coal - 0 .03%
CONSOL Energy Inc 128 7
NACCO Industries Inc 281 11
Peabody Energy Corp
(d)
7,091 198
SunCoke Energy Inc 5,016 46
Warrior Met Coal Inc 2,766 105
$ 367
Commercial Services - 4 .25%
2U Inc
(d)
4,493 39
Aaron's Co Inc/The 126,516 1,854
ABM Industries Inc 28,973 1,359
Adtalem Global Education Inc
(d)
2,695 103
Alight Inc
(d)
20,472 192
Alta Equipment Group Inc 1,013 17
American Public Education Inc
(d)
1,119 14
API Group Corp
(d)
12,471 277
ASGN Inc
(d)
128,555 11,692
Bakkt Holdings Inc
(d),(e)
4,859 8
Barrett Business Services Inc 49 5
BGSF Inc 30,900 447
Bird Global Inc
(d)
16,242 4
BrightView Holdings Inc
(d)
2,667 21
Brink's Co/The 28,400 1,863
Cass Information Systems Inc 32,868 1,596
Cipher Mining Inc
(d),(e)
3,476 4
CompoSecure Inc
(d)
101 1
CoreCivic Inc
(d)
6,850 73
Cross Country Healthcare Inc
(d)
1,847 51
Custom Truck One Source Inc
(d)
2,502 18
Deluxe Corp 2,599 52
Distribution Solutions Group Inc
(d)
58 2
Emerald Holding Inc
(d)
152,300 608
Ennis Inc 1,520 32
Euronet Worldwide Inc
(d)
20,100 2,265
European Wax Center Inc 175 3
First Advantage Corp
(d)
3,256 45
GEO Group Inc/The
(d)
7,132 82
Graham Holdings Co 1,022 668
Green Dot Corp
(d)
2,508 45
Greenidge Generation Holdings Inc
(d)
1,349 1
Hackett Group Inc/The 206 5
Healthcare Services Group Inc 98,614 1,328
Heidrick & Struggles International Inc 64,567 1,986
Honest Co Inc/The
(d)
4,521 15
Huron Consulting Group Inc
(d)
461 31
ICF International Inc 320 33
Information Services Group Inc 1,461 8
John Wiley & Sons Inc 165 8
Kelly Services Inc 82,560 1,495
Kforce Inc 126,255 7,087
Korn Ferry 38,265 2,066
Laureate Education Inc 8,095 89
Lifecore Biomedical Inc
(d)
1,821 11
LiveRamp Holdings Inc
(d)
3,973 106
ManpowerGroup Inc 14,500 1,264
Marathon Digital Holdings Inc
(d),(e)
6,997 50
MarketWise Inc
(d)
1,268 3
Medifast Inc 11,200 1,248
MoneyGram International Inc
(d)
5,645 61
Moneylion Inc
(d)
8,820 7
Monro Inc 1,860 95
Multiplan Corp
(d)
22,394 30
Paysafe Ltd
(d)
1,696 36

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Perdoceo Education Corp
(d)
4,046 $ 61
PFSweb Inc 1,106 7
PROG Holdings Inc
(d)
2,528 56
Quad/Graphics Inc
(d)
2,210 10
Rent-A-Center Inc/TX 82,600 2,221
Repay Holdings Corp
(d)
5,274 51
Resources Connection Inc 96,550 1,667
Riot Platforms Inc
(d),(e)
9,476 59
Sabre Corp
(d)
15,629 106
Spire Global Inc
(d)
8,128 10
Sterling Check Corp
(d)
155 2
StoneCo Ltd
(d)
8,015 89
Strategic Education Inc 1,358 127
Textainer Group Holdings Ltd 2,239 76
Triton International Ltd 3,490 246
TrueBlue Inc
(d)
105,630 2,074
V2X Inc
(d)
51,229 2,262
Viad Corp
(d)
1,213 36
Vivint Smart Home Inc
(d)
4,254 51
Willdan Group Inc
(d)
687 13
WW International Inc
(d)
3,524 17
$ 49,744
Computers - 4 .10%
3D Systems Corp
(d)
7,632 83
Cantaloupe Inc
(d)
1,532 8
Conduent Inc
(d)
10,231 49
Corsair Gaming Inc
(d)
1,007 16
Desktop Metal Inc
(d),(e)
15,603 26
Diebold Nixdorf Inc
(d)
1,697 4
ExlService Holdings Inc
(d)
42,070 7,177
Insight Enterprises Inc
(d)
170,411 19,208
Integral Ad Science Holding Corp
(d)
1,545 16
Markforged Holding Corp
(d)
6,610 9
Maximus Inc 18,395 1,376
Mitek Systems Inc
(d)
284 3
NCR Corp
(d)
58,600 1,607
NetScout Systems Inc
(d)
4,134 133
OneSpan Inc
(d)
1,533 21
PAR Technology Corp
(d)
988 33
Parsons Corp
(d)
2,018 88
Rigetti Computing Inc
(d)
6,201 5
SecureWorks Corp
(d)
768 6
Super Micro Computer Inc
(d)
21,800 1,577
Telos Corp
(d)
250,500 1,215
TTEC Holdings Inc 26,900 1,368
Unisys Corp
(d)
1,303 7
Vuzix Corp
(d),(e)
720 4
WNS Holdings Ltd ADR
(d)
164,390 13,929
$ 47,968
Consumer Products - 0 .23%
ACCO Brands Corp 253,039 1,607
Central Garden & Pet Co
(d)
22,570 947
Central Garden & Pet Co - A Shares
(d)
1,544 61
Leafly Holdings Inc
(d)
719 —
Quanex Building Products Corp 1,985 51
$ 2,666
Cosmetics & Personal Care - 0 .26%
Beauty Health Co/The
(d)
724 8
Coty Inc
(d)
295,980 2,948
Edgewell Personal Care Co 3,097 133
$ 3,089
Distribution & Wholesale - 2 .77%
A-Mark Precious Metals Inc 1,079 42
Core & Main Inc
(d)
349,445 7,712
G-III Apparel Group Ltd
(d)
113,754 1,924
Global Industrial Co 15,531 408
KAR Auction Services Inc
(d)
6,482 94
Resideo Technologies Inc
(d)
81,714 1,572
ScanSource Inc
(d)
18,491 609
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
ThredUp Inc
(d)
3,791 $ 7
Titan Machinery Inc
(d)
1,209 53
Univar Solutions Inc
(d)
328,410 11,324
VSE Corp 627 34
Watsco Inc 29,940 8,604
$ 32,383
Diversified Financial Services - 5 .05%
Amerant Bancorp Inc 1,661 46
Applied Digital Corp
(d),(e)
3,257 10
Artisan Partners Asset Management Inc 205,540 7,568
AssetMark Financial Holdings Inc
(d)
1,288 34
Associated Capital Group Inc 121 5
Atlanticus Holdings Corp
(d)
143 5
B Riley Financial Inc 9,500 406
BGC Partners Inc 18,876 82
Bread Financial Holdings Inc 54,009 2,215
Brightsphere Investment Group Inc 236 6
Brookfield Business Corp 254 6
Cboe Global Markets Inc 73,510 9,033
Columbia Financial Inc
(d)
1,346 27
Consumer Portfolio Services Inc
(d),(e)
728 7
Cowen Inc 1,592 62
Cryptyde Inc
(d)
816 —
Curo Group Holdings Corp 484 2
Diamond Hill Investment Group Inc 6,500 1,225
Enact Holdings Inc 44,400 1,116
Encore Capital Group Inc
(d)
1,376 77
Enova International Inc
(d)
1,832 84
Evercore Inc - Class A 18,000 2,337
EZCORP Inc
(d)
3,004 27
Federal Agricultural Mortgage Corp 537 71
Federated Hermes Inc 54,300 2,134
Finance Of America Cos Inc
(d)
2,956 5
First Western Financial Inc
(d)
465 12
GCM Grosvenor Inc 538 5
Greenhill & Co Inc 77,899 1,077
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,881 180
Home Point Capital Inc 838 1
International Money Express Inc
(d)
88,600 2,017
Janus Henderson Group PLC 80,700 2,092
LendingClub Corp
(d)
5,858 57
Moelis & Co 137,405 6,423
Mr Cooper Group Inc
(d)
4,152 191
Navient Corp 135,541 2,571
Nelnet Inc 869 83
Oportun Financial Corp
(d)
1,826 13
Oppenheimer Holdings Inc 456 22
OppFi Inc
(d)
1,305 3
PennyMac Financial Services Inc 1,593 107
Perella Weinberg Partners 102,504 1,051
Piper Sandler Cos 1,039 148
PRA Group Inc
(d)
2,312 93
Radian Group Inc 99,157 2,191
Regional Management Corp 453 16
Sculptor Capital Management Inc 871 8
Silvercrest Asset Management Group Inc 28,458 538
SLM Corp 123,300 2,166
StoneX Group Inc
(d)
932 82
Sunlight Financial Holdings Inc
(d)
2,303 3
SWK Holdings Corp
(d)
271 5
Velocity Financial Inc
(d)
605 6
Victory Capital Holdings Inc 56,430 1,672
Virtu Financial Inc 411,470 7,946
Virtus Investment Partners Inc 8,069 1,734
World Acceptance Corp
(d)
90 9
$ 59,112

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .59%
ALLETE Inc 38,167 $ 2,361
Altus Power Inc
(d)
1,953 16
Avista Corp 57,392 2,290
Black Hills Corp 33,311 2,411
Hawaiian Electric Industries Inc 49,800 2,105
MGE Energy Inc 1,247 91
NorthWestern Corp 37,570 2,134
Ormat Technologies Inc 1,295 120
Otter Tail Corp 36,262 2,326
PNM Resources Inc 46,083 2,281
Portland General Electric Co 49,986 2,378
Unitil Corp 946 49
Via Renewables Inc 147 1
$ 18,563
Electrical Components & Equipment - 0 .55%
Belden Inc 27,478 2,229
Encore Wire Corp 4,504 727
EnerSys 21,970 1,824
ESS Tech Inc
(d),(e)
742 2
Insteel Industries Inc 49,300 1,478
nLight Inc
(d)
2,669 33
Powell Industries Inc 3,740 148
$ 6,441
Electronics - 3 .08%
Advanced Energy Industries Inc 88,615 8,218
Akoustis Technologies Inc
(d)
285 1
Allied Motion Technologies Inc 110 4
Avnet Inc 47,700 2,189
Benchmark Electronics Inc 22,095 619
Brady Corp 606 32
Coherent Corp
(d)
254,205 11,032
Comtech Telecommunications Corp 1,549 25
Evolv Technologies Holdings Inc
(d)
5,460 17
FARO Technologies Inc
(d)
1,008 28
GoPro Inc
(d)
7,784 48
Itron Inc
(d)
44,990 2,585
Kimball Electronics Inc
(d)
47,634 1,216
Knowles Corp
(d)
5,394 104
Mirion Technologies Inc
(d)
8,253 66
OSI Systems Inc
(d)
844 80
Plexus Corp
(d)
21,332 2,047
Sanmina Corp
(d)
26,441 1,611
Stoneridge Inc
(d)
1,331 33
TTM Technologies Inc
(d)
102,204 1,607
Turtle Beach Corp
(d)
332 3
Vishay Intertechnology Inc 104,872 2,400
Vishay Precision Group Inc
(d)
737 32
Vontier Corp 90,900 2,093
$ 36,090
Energy - Alternate Sources - 0 .17%
Aemetis Inc
(d),(e)
2,052 10
Alto Ingredients Inc
(d)
103,224 350
Cleanspark Inc
(d),(e)
3,539 11
Eneti Inc 1,314 14
FuelCell Energy Inc
(d)
6,691 24
FutureFuel Corp 1,460 14
Gevo Inc
(d)
11,755 25
Green Plains Inc
(d)
3,219 112
REX American Resources Corp
(d)
39,907 1,306
Stem Inc
(d)
594 6
Sunnova Energy International Inc
(d)
5,978 116
$ 1,988
Engineering & Construction - 0 .68%
908 Devices Inc
(d)
1,170 11
Arcosa Inc 2,910 173
Atlas Technical Consultants Inc
(d)
536 7
Concrete Pumping Holdings Inc
(d)
1,723 14
Fluor Corp
(d)
58,535 2,151
Frontdoor Inc
(d)
4,982 135
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Granite Construction Inc 2,658 $ 113
Great Lakes Dredge & Dock Corp
(d)
109,569 754
IES Holdings Inc
(d)
179 7
Latham Group Inc
(d)
350,500 1,542
Primoris Services Corp 26,097 694
Sterling Infrastructure Inc
(d)
15,902 579
Tutor Perini Corp
(d)
196,935 1,806
$ 7,986
Entertainment - 2 .24%
Bally's Corp
(d)
300,843 5,978
Cinemark Holdings Inc
(d)
1,499 18
Everi Holdings Inc
(d)
477,827 8,300
IMAX Corp
(d)
1,118 19
International Game Technology PLC 423,075 11,190
Light & Wonder Inc
(d)
5,672 370
Lions Gate Entertainment Corp - A shares
(d)
3,505 28
Lions Gate Entertainment Corp - B shares
(d)
6,954 53
Madison Square Garden Entertainment Corp
(d)
1,540 81
RCI Hospitality Holdings Inc 49 4
Red Rock Resorts Inc 1,659 75
Reservoir Media Inc
(d)
140 1
SeaWorld Entertainment Inc
(d)
1,171 73
$ 26,190
Environmental Control - 0 .01%
Centrus Energy Corp
(d)
630 26
Harsco Corp
(d)
4,727 37
Heritage-Crystal Clean Inc
(d)
933 35
Li-Cycle Holdings Corp
(d),(e)
5,075 28
PureCycle Technologies Inc
(d),(e)
1,449 12
$ 138
Food - 1 .08%
B&G Foods Inc
(e)
103,457 1,451
Boxed Inc
(d)
5,448 3
Cal-Maine Foods Inc 193 11
Chefs' Warehouse Inc/The
(d)
597 23
Hain Celestial Group Inc/The
(d)
5,369 110
HF Foods Group Inc
(d)
2,296 11
Hostess Brands Inc
(d)
8,014 185
Ingles Markets Inc 847 80
John B Sanfilippo & Son Inc 199 17
Krispy Kreme Inc 3,181 39
Lancaster Colony Corp 176 34
Mission Produce Inc
(d)
2,123 26
Natural Grocers by Vitamin Cottage Inc 43,713 434
Performance Food Group Co
(d)
158,975 9,748
Seneca Foods Corp - Class A
(d)
290 18
SpartanNash Co 2,079 66
SunOpta Inc
(d)
507 4
Tattooed Chef Inc
(d),(e)
299 —
Tootsie Roll Industries Inc 172 8
TreeHouse Foods Inc
(d)
3,056 148
United Natural Foods Inc
(d)
3,250 135
Utz Brands Inc 571 10
Village Super Market Inc 545 13
Weis Markets Inc 981 85
Whole Earth Brands Inc
(d)
2,669 10
$ 12,669
Food Service - 0 .00%
Sovos Brands Inc
(d)
769 10
Forest Products & Paper - 0 .14%
Clearwater Paper Corp
(d)
996 38
Glatfelter Corp 2,889 13
Mercer International Inc 120,600 1,535
Resolute Forest Products Inc
(d)
2,760 60
Sylvamo Corp 140 7
$ 1,653

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 2 .44%
Chesapeake Utilities Corp 451 $ 57
New Jersey Resources Corp 5,332 266
Northwest Natural Holding Co 43,779 2,195
ONE Gas Inc 29,234 2,408
South Jersey Industries Inc 55,648 2,008
Southwest Gas Holdings Inc 152,622 10,215
Spire Inc 158,082 11,417
$ 28,566
Hand & Machine Tools - 1 .06%
Enerpac Tool Group Corp 48,300 1,282
Franklin Electric Co Inc 120,870 10,914
Kennametal Inc 4,897 140
Luxfer Holdings PLC 975 16
$ 12,352
Healthcare - Products - 0 .84%
Adaptive Biotechnologies Corp
(d)
6,371 59
Alphatec Holdings Inc
(d)
580 8
AngioDynamics Inc
(d)
2,232 29
Artivion Inc
(d)
449 6
AtriCure Inc
(d)
954 41
Avanos Medical Inc
(d)
2,781 85
Avantor Inc
(d)
359,860 8,601
BioLife Solutions Inc
(d)
1,867 44
Bionano Genomics Inc
(d),(e)
17,371 31
Bioventus Inc
(d)
2,553 5
Butterfly Network Inc
(d),(e)
7,948 22
Cardiovascular Systems Inc
(d)
1,083 15
Castle Biosciences Inc
(d)
1,468 40
Cue Health Inc
(d)
6,493 17
Embecta Corp 509 13
Inari Medical Inc
(d)
248 14
Inogen Inc
(d)
1,299 30
Integer Holdings Corp
(d)
1,975 130
LivaNova PLC
(d)
755 42
MaxCyte Inc
(d)
5,237 31
Merit Medical Systems Inc
(d)
461 33
MiMedx Group Inc
(d)
6,772 26
NanoString Technologies Inc
(d)
458 5
Nautilus Biotechnology Inc
(d)
3,637 7
Neogen Corp
(d)
1,037 22
OmniAb Inc
(d)
4,025 17
OraSure Technologies Inc
(d)
4,318 24
Orthofix Medical Inc
(d)
2,065 45
Pacific Biosciences of California Inc
(d)
13,616 151
Patterson Cos Inc 1,108 34
Quanterix Corp
(d)
1,764 25
Quantum-Si Inc
(d)
6,338 14
RxSight Inc
(d)
137 2
SomaLogic Inc
(d)
7,816 27
Tactile Systems Technology Inc
(d)
824 11
Tenon Medical Inc
(d),(e)
37 —
Utah Medical Products Inc 26 2
Varex Imaging Corp
(d)
2,318 50
ViewRay Inc
(d)
1,288 6
Zimvie Inc
(d)
1,364 13
$ 9,777
Healthcare - Services - 0 .85%
23andMe Holding Co
(d)
8,869 22
Accolade Inc
(d)
3,913 46
Addus HomeCare Corp
(d)
555 60
American Well Corp
(d)
13,804 55
ATI Physical Therapy Inc
(d)
7,088 3
Aveanna Healthcare Holdings Inc
(d)
4,219 5
Bright Health Group Inc
(d)
13,420 12
Brookdale Senior Living Inc
(d)
11,180 32
CareMax Inc
(d)
3,562 17
Community Health Systems Inc
(d)
7,534 39
Fulgent Genetics Inc
(d)
1,241 42
GeneDx Holdings Corp
(d)
12,002 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Innovage Holding Corp
(d)
1,108 $ 8
Inotiv Inc
(d),(e)
1,408 10
Invitae Corp
(d)
14,125 33
LifeStance Health Group Inc
(d)
4,059 22
ModivCare Inc
(d)
515 55
Nano-X Imaging Ltd
(d),(e)
2,499 23
National HealthCare Corp 23,346 1,391
OPKO Health Inc
(d)
23,959 31
Oscar Health Inc
(d)
7,068 27
P3 Health Partners Inc
(d)
869 1
Pediatrix Medical Group Inc
(d)
4,904 75
Science 37 Holdings Inc
(d)
630 —
Select Medical Holdings Corp 49,843 1,449
Surgery Partners Inc
(d)
393 13
Tenet Healthcare Corp
(d)
117,940 6,469
$ 9,945
Home Builders - 2 .31%
Beazer Homes USA Inc
(d)
1,785 29
Century Communities Inc 21,506 1,317
Forestar Group Inc
(d)
826 12
Green Brick Partners Inc
(d)
49,385 1,541
Installed Building Products Inc 96,115 10,581
KB Home 41,396 1,592
Landsea Homes Corp
(d)
895 6
LGI Homes Inc
(d)
1,145 130
M/I Homes Inc
(d)
22,262 1,331
MDC Holdings Inc 2,545 96
Meritage Homes Corp
(d)
54,220 5,839
Taylor Morrison Home Corp
(d)
39,685 1,421
Thor Industries Inc 17,900 1,706
Tri Pointe Homes Inc
(d)
59,901 1,323
Winnebago Industries Inc 1,775 113
$ 27,037
Home Furnishings - 0 .39%
Aterian Inc
(d)
4,590 7
Ethan Allen Interiors Inc 1,353 39
Hooker Furnishings Corp 58,565 1,233
iRobot Corp
(d)
207 9
MillerKnoll Inc 108,774 2,597
Purple Innovation Inc
(d)
2,933 17
Sleep Number Corp
(d)
14,701 505
Snap One Holdings Corp
(d)
1,252 12
Traeger Inc
(d)
2,445 9
Universal Electronics Inc
(d)
719 17
Weber Inc
(e)
1,658 14
Xperi Inc
(d)
9,114 95
$ 4,554
Housewares - 0 .00%
Lifetime Brands Inc 838 6
Tupperware Brands Corp
(d)
2,898 13
$ 19
Insurance - 4 .65%
Ambac Financial Group Inc
(d)
2,659 44
American Equity Investment Life Holding Co 46,099 2,197
AMERISAFE Inc 1,140 63
Argo Group International Holdings Ltd 1,904 53
Assured Guaranty Ltd 31,700 1,984
Axis Capital Holdings Ltd 26,500 1,658
Brighthouse Financial Inc
(d)
22,800 1,283
CNO Financial Group Inc 95,701 2,465
Crawford & Co 1,180 8
Doma Holdings Inc
(d)
11,729 8
Donegal Group Inc 926 14
eHealth Inc
(d)
1,357 11
Employers Holdings Inc 48,791 2,140
Enstar Group Ltd
(d)
10,441 2,530
Essent Group Ltd 57,245 2,520
First American Financial Corp 148,990 9,218
Genworth Financial Inc
(d)
29,678 164

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Goosehead Insurance Inc
(d)
178 $ 7
Greenlight Capital Re Ltd
(d)
54,666 538
Hippo Holdings Inc
(d),(e)
1,013 17
Horace Mann Educators Corp 60,850 2,167
Investors Title Co 69 11
Jackson Financial Inc 4,483 197
James River Group Holdings Ltd 2,206 50
Kemper Corp 37,900 2,226
Lemonade Inc
(d),(e)
2,791 45
MBIA Inc
(d)
2,885 38
Mercury General Corp 29,903 1,068
MGIC Investment Corp 114,200 1,613
National Western Life Group Inc 4,215 1,167
NI Holdings Inc
(d)
552 7
NMI Holdings Inc
(d)
95,582 2,221
Primerica Inc 3,800 615
ProAssurance Corp 3,241 63
Root Inc/OH
(d)
696 4
Safety Insurance Group Inc 12,147 1,026
Selective Insurance Group Inc 87,360 8,299
Selectquote Inc
(d)
565,852 488
SiriusPoint Ltd
(d)
285,088 2,164
Stewart Information Services Corp 35,106 1,677
Tiptree Inc 1,482 22
Trean Insurance Group Inc
(d)
1,558 10
United Fire Group Inc 17,974 566
Universal Insurance Holdings Inc 1,284 16
White Mountains Insurance Group Ltd 1,100 1,681
$ 54,363
Internet - 0 .20%
1-800-Flowers.com Inc
(d)
1,612 16
1stdibs.com Inc
(d)
1,553 9
aka Brands Holding Corp
(d)
1,111 2
Allbirds Inc
(d)
4,941 14
Arena Group Holdings Inc/The
(d)
268 2
BARK Inc
(d)
8,328 17
Blade Air Mobility Inc
(d),(e)
3,650 16
Bumble Inc
(d)
5,193 134
Cars.com Inc
(d)
3,424 58
Cogent Communications Holdings Inc 1,168 80
ContextLogic Inc
(d),(e)
33,734 23
DHI Group Inc
(d)
628 4
Edgio Inc
(d)
1,028 2
ePlus Inc
(d)
25,886 1,289
Eventbrite Inc
(d)
718 6
Figs Inc
(d)
1,246 11
fuboTV Inc
(d),(e)
11,081 28
Groupon Inc
(d),(e)
1,295 11
HealthStream Inc
(d)
1,359 33
Innovid Corp
(d)
841 2
Inspirato Inc
(d)
1,944 2
Lands' End Inc
(d)
1,001 9
Liquidity Services Inc
(d)
850 13
Magnite Inc
(d)
7,884 95
Overstock.com Inc
(d)
2,557 62
QuinStreet Inc
(d)
2,845 44
RealReal Inc/The
(d)
5,496 10
Rover Group Inc
(d),(e)
475 2
RumbleON Inc
(d),(e)
789 7
Solo Brands Inc
(d)
1,678 7
Squarespace Inc
(d)
1,356 32
Stitch Fix Inc
(d)
3,400 18
TrueCar Inc
(d)
5,077 16
Vacasa Inc
(d),(e)
7,729 13
Vivid Seats Inc
(d),(e)
1,253 11
Ziff Davis Inc
(d)
2,222 199
$ 2,297
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .02%
Cannae Holdings Inc
(d)
4,158 $ 102
Compass Diversified Holdings 3,723 83
$ 185
Iron & Steel - 0 .05%
Carpenter Technology Corp 2,871 139
Commercial Metals Co 5,819 316
Haynes International Inc 725 40
Schnitzer Steel Industries Inc 1,367 46
$ 541
Leisure Products & Services - 0 .42%
Acushnet Holdings Corp 1,419 67
Bowlero Corp
(d),(e)
1,758 24
Clarus Corp 419 4
Johnson Outdoors Inc 29,811 2,041
Life Time Group Holdings Inc
(d)
2,524 47
Lindblad Expeditions Holdings Inc
(d)
1,857 22
Topgolf Callaway Brands Corp
(d)
8,429 206
Virgin Galactic Holdings Inc
(d),(e)
7,589 42
Vista Outdoor Inc
(d)
84,359 2,476
Xponential Fitness Inc
(d)
714 20
$ 4,949
Lodging - 0 .15%
Bluegreen Vacations Holding Corp 606 20
Century Casinos Inc
(d)
452 4
Full House Resorts Inc
(d)
1,575 14
Marcus Corp/The 1,424 21
Travel + Leisure Co 40,200 1,703
$ 1,762
Machinery - Construction & Mining - 0 .02%
Argan Inc 770 30
Astec Industries Inc 1,365 60
Hyster-Yale Materials Handling Inc 642 21
Manitowoc Co Inc/The
(d)
2,081 28
NuScale Power Corp
(d),(e)
1,879 20
Terex Corp 2,031 104
$ 263
Machinery - Diversified - 3 .15%
Alamo Group Inc 59,406 9,295
Albany International Corp 1,502 168
Altra Industrial Motion Corp 3,910 239
CIRCOR International Inc
(d)
782 22
Columbus McKinnon Corp/NY 40,578 1,458
DXP Enterprises Inc/TX
(d)
906 27
Eastman Kodak Co
(d)
3,972 14
Flowserve Corp 60,300 2,076
Gates Industrial Corp PLC
(d)
109,100 1,441
Gorman-Rupp Co/The 1,110 32
GrafTech International Ltd 245,900 1,608
Hydrofarm Holdings Group Inc
(d)
3,334 6
Ichor Holdings Ltd
(d)
198,425 6,707
Mueller Water Products Inc - Class A 132,800 1,680
Tennant Co 610 43
Thermon Group Holdings Inc
(d)
73,074 1,690
Watts Water Technologies Inc 63,090 10,317
$ 36,823
Media - 0 .30%
AMC Networks Inc
(d)
1,814 33
Audacy Inc
(d)
11,424 4
Cumulus Media Inc
(d)
1,168 8
EW Scripps Co/The
(d)
3,517 53
Gannett Co Inc
(d)
8,644 19
Gray Television Inc 180,822 2,344
iHeartMedia Inc
(d)
7,261 56
Liberty Latin America Ltd - Class A
(d)
2,295 23
Liberty Latin America Ltd - Class C
(d)
8,753 86
Scholastic Corp 1,783 79
TEGNA Inc 36,509 728
Thryv Holdings Inc
(d)
1,140 25

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Urban One Inc
(d)
785 $ 5
Urban One Inc
(d)
999 5
Value Line Inc 8 —
WideOpenWest Inc
(d)
1,365 16
$ 3,484
Metal Fabrication & Hardware - 1 .38%
Advanced Drainage Systems Inc 55,300 5,577
Fathom Digital Manufacturing C
(d)
923 1
Hillman Solutions Corp
(d)
8,108 78
Mueller Industries Inc 21,848 1,432
Northwest Pipe Co
(d)
458 17
Olympic Steel Inc 16,868 746
Proto Labs Inc
(d)
73,681 2,254
RBC Bearings Inc
(d)
1,467 358
Ryerson Holding Corp 37,093 1,416
Standex International Corp 709 82
Timken Co/The 25,900 2,133
TimkenSteel Corp
(d)
2,644 52
Tredegar Corp 107,528 1,305
Worthington Industries Inc 11,783 670
$ 16,121
Mining - 0 .42%
Arconic Corp
(d)
55,389 1,302
Coeur Mining Inc
(d)
16,786 65
Constellium SE
(d)
94,649 1,376
Energy Fuels Inc/Canada
(d),(e)
1,898 14
Hecla Mining Co 33,368 206
Hycroft Mining Holding Corp
(d)
2,595 1
Ivanhoe Electric Inc / US
(d)
570 7
Kaiser Aluminum Corp 21,146 1,851
Novagold Resources Inc
(d)
966 6
Piedmont Lithium Inc
(d)
744 51
PolyMet Mining Corp
(d)
2,231 6
United States Lime & Minerals Inc 34 5
Ur-Energy Inc
(d)
1,965 3
$ 4,893
Miscellaneous Manufacturers - 2 .09%
AMMO Inc
(d),(e)
6,056 15
Chase Corp 12,142 1,146
EnPro Industries Inc 1,245 151
ESCO Technologies Inc 1,402 138
Fabrinet
(d)
93,999 12,376
Federal Signal Corp 138,570 7,379
Hillenbrand Inc 37,578 1,761
Materion Corp 79 7
Myers Industries Inc 52,900 1,274
NL Industries Inc 638 5
Park Aerospace Corp 1,171 16
Sight Sciences Inc
(d)
1,168 13
Smith & Wesson Brands Inc 2,544 28
Sturm Ruger & Co Inc 123 7
Trinity Industries Inc 4,202 121
$ 24,437
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 6,887 113
Office Furnishings - 0 .22%
CompX International Inc 151 3
Interface Inc 121,524 1,383
Kimball International Inc 152,669 1,129
Steelcase Inc 5,239 41
$ 2,556
Oil & Gas - 4 .34%
Amplify Energy Corp
(d)
618 5
Antero Resources Corp
(d)
100,460 2,897
Berry Corp 235,894 2,170
Borr Drilling Ltd
(d),(e)
6,533 39
California Resources Corp 38,138 1,630
Callon Petroleum Co
(d)
490 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Chord Energy Corp 17,061 $ 2,445
Civitas Resources Inc 38,437 2,558
CNX Resources Corp
(d)
10,135 170
Comstock Resources Inc 128,650 1,563
Crescent Energy Co
(e)
161,800 1,951
Denbury Inc
(d)
14,300 1,241
Diamond Offshore Drilling Inc
(d)
6,093 70
Helmerich & Payne Inc 6,190 300
Kosmos Energy Ltd
(d)
264,321 2,091
Murphy Oil Corp 4,995 218
Nabors Industries Ltd
(d)
78 14
Noble Corp PLC
(d)
21,041 857
Northern Oil and Gas Inc 52,798 1,770
Ovintiv Inc 67,110 3,304
Par Pacific Holdings Inc
(d)
60,900 1,628
Patterson-UTI Energy Inc 350,324 5,885
PBF Energy Inc 4,546 191
PDC Energy Inc 76,600 5,188
Permian Resources Corp 229,373 2,493
Precision Drilling Corp
(d)
19,800 1,577
Ranger Oil Corp 37,900 1,592
Riley Exploration Permian Inc 249 8
Ring Energy Inc
(d),(e)
3,847 9
Southwestern Energy Co
(d)
492,565 2,719
Talos Energy Inc
(d)
67,400 1,335
Vertex Energy Inc
(d),(e)
204,290 1,487
Vital Energy Inc
(d)
23,400 1,317
W&T Offshore Inc
(d)
1,234 8
$ 50,751
Oil & Gas Services - 1 .66%
Archrock Inc 8,156 81
Bristow Group Inc
(d)
1,398 43
ChampionX Corp 43,500 1,436
DMC Global Inc
(d)
832 19
Dril-Quip Inc
(d)
78,897 2,423
Expro Group Holdings NV
(d)
99,957 1,888
Helix Energy Solutions Group Inc
(d)
202,216 1,603
Liberty Energy Inc 89,100 1,411
National Energy Services Reunited Corp
(d)
246,791 1,865
Newpark Resources Inc
(d)
322,191 1,463
NexTier Oilfield Solutions Inc
(d)
130,700 1,231
NOW Inc
(d)
6,643 93
Oceaneering International Inc
(d)
614 13
Oil States International Inc
(d)
3,785 32
ProFrac Holding Corp
(d)
744 17
ProPetro Holding Corp
(d)
129,859 1,292
Select Energy Services Inc 4,296 38
Solaris Oilfield Infrastructure Inc 129,100 1,367
TechnipFMC PLC
(d)
96,000 1,334
Tidewater Inc
(d)
39,781 1,727
US Silica Holdings Inc
(d)
3,784 46
$ 19,422
Packaging & Containers - 0 .15%
Greif Inc - Class A 1,261 90
Greif Inc - Class B 268 22
Matthews International Corp 1,791 66
O-I Glass Inc
(d)
1,763 34
Pactiv Evergreen Inc 2,595 30
Ranpak Holdings Corp
(d)
2,609 20
TriMas Corp 47,115 1,451
$ 1,713
Pharmaceuticals - 1 .08%
AbCellera Biologics Inc
(d)
7,159 75
AdaptHealth Corp
(d)
4,345 93
Agios Pharmaceuticals Inc
(d)
3,280 97
Amylyx Pharmaceuticals Inc
(d)
2,422 95
Anika Therapeutics Inc
(d)
868 27
Beachbody Co Inc/The
(d)
6,624 4
Bioxcel Therapeutics Inc
(d),(e)
1,141 32

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Chimerix Inc
(d)
2,132 $ 4
Enanta Pharmaceuticals Inc
(d)
1,043 56
Fulcrum Therapeutics Inc
(d)
2,598 33
Gelesis Holdings Inc
(d)
1,194 —
Herbalife Nutrition Ltd
(d)
87,674 1,541
Ironwood Pharmaceuticals Inc
(d)
186,900 2,153
Jounce Therapeutics Inc
(d)
3,993 5
KalVista Pharmaceuticals Inc
(d)
1,605 13
Kura Oncology Inc
(d)
3,891 54
Lyell Immunopharma Inc
(d),(e)
10,409 34
MannKind Corp
(d),(e)
13,617 74
Morphic Holding Inc
(d)
243 8
Nature's Sunshine Products Inc
(d)
878 9
Owens & Minor Inc
(d)
3,924 77
PetIQ Inc
(d)
434 5
Phibro Animal Health Corp 72,213 1,112
PMV Pharmaceuticals Inc
(d)
2,209 18
Premier Inc 58,200 1,941
Prestige Consumer Healthcare Inc
(d)
2,992 197
Protagonist Therapeutics Inc
(d)
2,764 37
Reata Pharmaceuticals Inc
(d),(e)
297 13
Relmada Therapeutics Inc
(d)
705 3
Supernus Pharmaceuticals Inc
(d)
2,964 122
Taro Pharmaceutical Industries Ltd
(d)
58,670 1,749
USANA Health Sciences Inc
(d)
23,200 1,356
Vanda Pharmaceuticals Inc
(d)
207,537 1,594
Zogenix Inc
(d),(f)
4,885 5
$ 12,636
Pipelines - 0 .33%
Equitrans Midstream Corp 313,690 2,274
Excelerate Energy Inc 1,106 26
Golar LNG Ltd
(d)
5,738 134
Kinetik Holdings Inc
(e)
47,190 1,477
NextDecade Corp
(d)
466 3
$ 3,914
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 415 6
Real Estate - 0 .94%
American Realty Investors Inc
(d)
142 4
Angel Oak Mortgage Inc 911 7
Anywhere Real Estate Inc
(d)
6,433 55
Cushman & Wakefield PLC
(d)
148,600 2,144
Douglas Elliman Inc 92,828 433
FRP Holdings Inc
(d)
391 22
Kennedy-Wilson Holdings Inc 7,114 127
Legacy Housing Corp
(d)
571 11
Marcus & Millichap Inc 57,000 2,066
Newmark Group Inc 7,504 64
Radius Global Infrastructure Inc
(d)
4,582 62
RE/MAX Holdings Inc 102,944 2,348
RMR Group Inc/The 51,072 1,585
Seritage Growth Properties
(d)
173,149 2,104
Stratus Properties Inc 383 8
Transcontinental Realty Investors Inc
(d)
92 4
$ 11,044
REITs - 4 .40%
Acadia Realty Trust 5,608 87
AFC Gamma Inc 943 15
Agree Realty Corp 5,255 392
Alexander & Baldwin Inc 4,358 87
Alexander's Inc 7,300 1,732
American Assets Trust Inc 2,968 84
Apartment Investment and Management Co 9,025 68
Apollo Commercial Real Estate Finance Inc 47,577 579
Apple Hospitality REIT Inc 12,969 230
Arbor Realty Trust Inc 9,951 149
Ares Commercial Real Estate Corp 3,084 38
Armada Hoffler Properties Inc 4,037 51
ARMOUR Residential REIT Inc 7,881 50
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ashford Hospitality Trust Inc
(d)
2,391 $ 16
Blackstone Mortgage Trust Inc 10,262 245
Bluerock Homes Trust Inc
(d)
190 4
Braemar Hotels & Resorts Inc 258,817 1,372
Brandywine Realty Trust 10,230 67
BrightSpire Capital Inc 78,742 600
Broadmark Realty Capital Inc 7,834 34
Broadstone Net Lease Inc 10,395 188
BRT Apartments Corp 714 15
CareTrust REIT Inc 5,360 111
CBL & Associates Properties Inc 1,333 36
Centerspace 889 60
Chatham Lodging Trust 2,880 41
Chimera Investment Corp 14,017 102
City Office REIT Inc 2,324 23
Claros Mortgage Trust Inc 5,538 93
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 576 25
Corporate Office Properties Trust 5,984 168
CTO Realty Growth Inc 1,109 22
DiamondRock Hospitality Co 12,643 122
Diversified Healthcare Trust 16,522 13
Dynex Capital Inc 2,722 39
Easterly Government Properties Inc 5,489 89
Ellington Financial Inc 3,418 47
Elme Communities 5,263 101
Empire State Realty Trust Inc 293,875 2,451
Equity Commonwealth 6,287 160
Essential Properties Realty Trust Inc 7,681 196
Farmland Partners Inc 2,983 38
Four Corners Property Trust Inc 4,552 131
Franklin BSP Realty Trust Inc 4,974 72
Franklin Street Properties Corp 5,926 18
Getty Realty Corp 2,533 92
Gladstone Commercial Corp 244 4
Gladstone Land Corp 879 17
Global Medical REIT Inc 3,669 41
Global Net Lease Inc 6,276 94
Granite Point Mortgage Trust Inc 66,724 446
Great Ajax Corp 44,453 390
Hersha Hospitality Trust 1,780 16
Independence Realty Trust Inc 13,495 254
Indus Realty Trust Inc 311 20
Industrial Logistics Properties Trust 3,999 18
InvenTrust Properties Corp 4,077 101
Invesco Mortgage Capital Inc 2,120 31
iStar Inc 4,107 38
Kite Realty Group Trust 13,134 285
KKR Real Estate Finance Trust Inc 3,433 55
Ladder Capital Corp 6,843 77
LTC Properties Inc 2,399 92
LXP Industrial Trust 16,347 189
Macerich Co/The 12,984 178
MFA Financial Inc 372,491 4,429
National Health Investors Inc 2,494 147
National Storage Affiliates Trust 218,910 8,932
Necessity Retail REIT Inc/The 8,051 55
NETSTREIT Corp 3,298 66
New York Mortgage Trust Inc 338,285 1,056
Nexpoint Real Estate Finance Inc 523 10
NexPoint Residential Trust Inc 103 5
Office Properties Income Trust 2,879 49
One Liberty Properties Inc 972 23
Orchid Island Capital Inc 2,002 24
Orion Office REIT Inc 3,431 33
Paramount Group Inc 11,229 72
Park Hotels & Resorts Inc 160,800 2,365
Pebblebrook Hotel Trust 133,126 2,183
PennyMac Mortgage Investment Trust 208,346 3,178

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Physicians Realty Trust 13,697 $ 217
Piedmont Office Realty Trust Inc 7,406 79
Plymouth Industrial REIT Inc 2,260 51
Postal Realty Trust Inc 499 8
PotlatchDeltic Corp 4,343 213
Ready Capital Corp 4,288 57
Redwood Trust Inc 6,790 57
Retail Opportunity Investments Corp 7,265 115
RLJ Lodging Trust 9,665 122
RPT Realty 5,084 53
Ryman Hospitality Properties Inc 3,227 300
Sabra Health Care REIT Inc 13,915 188
Safehold Inc 605 21
Saul Centers Inc 116 5
Service Properties Trust 9,897 88
SITE Centers Corp 11,740 160
STAG Industrial Inc 281,306 10,014
Summit Hotel Properties Inc 6,308 54
Sunstone Hotel Investors Inc 12,785 141
Terreno Realty Corp 4,473 288
TPG RE Finance Trust Inc 49,646 432
Two Harbors Investment Corp 165,384 2,967
UMH Properties Inc 576 10
Uniti Group Inc 14,306 94
Urban Edge Properties 6,891 109
Urstadt Biddle Properties Inc 1,781 33
Veris Residential Inc
(d)
5,185 90
Whitestone REIT 2,810 29
Xenia Hotels & Resorts Inc 6,890 103
$ 51,425
Retail - 4 .90%
Abercrombie & Fitch Co
(d)
2,910 84
Academy Sports & Outdoors Inc 4,646 271
American Eagle Outfitters Inc 9,290 150
America's Car-Mart Inc/TX
(d)
338 29
Asbury Automotive Group Inc
(d)
8,217 1,808
Beacon Roofing Supply Inc
(d)
139,959 7,961
Bed Bath & Beyond Inc
(d),(e)
1,703 5
Big 5 Sporting Goods Corp
(e)
4,991 50
Big Lots Inc 1,700 28
Biglari Holdings Inc
(d)
55 9
BJ's Restaurants Inc
(d)
1,356 43
Bloomin' Brands Inc 58,836 1,427
BlueLinx Holdings Inc
(d)
21,811 1,893
Boot Barn Holdings Inc
(d)
18,600 1,553
Brinker International Inc
(d)
36,489 1,439
Buckle Inc/The 140 6
Build-A-Bear Workshop Inc
(d)
297 7
Cato Corp/The 85,648 851
Chico's FAS Inc
(d)
2,375 13
Children's Place Inc/The
(d)
290 13
Chuy's Holdings Inc
(d)
1,059 36
Citi Trends Inc
(d)
501 16
Clean Energy Fuels Corp
(d)
10,216 58
Conn's Inc
(d)
996 9
Container Store Group Inc/The
(d)
2,170 11
Denny's Corp
(d)
1,122 13
Designer Brands Inc 949 10
Destination XL Group Inc
(d)
1,815 13
Dine Brands Global Inc 18,121 1,401
Duluth Holdings Inc
(d)
532 4
El Pollo Loco Holdings Inc 51,964 637
EVgo Inc
(d),(e)
3,600 25
Express Inc
(d)
4,893 6
First Watch Restaurant Group Inc
(d)
679 11
FirstCash Holdings Inc 1,120 103
Foot Locker Inc 4,835 210
Franchise Group Inc 124 4
Genesco Inc
(d)
18,836 910
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Group 1 Automotive Inc 9,278 $ 1,984
GrowGeneration Corp
(d)
3,451 18
Haverty Furniture Cos Inc 56,378 1,969
Hibbett Inc 19,156 1,272
Jack in the Box Inc 8,589 653
JOANN Inc
(e)
841 3
La-Z-Boy Inc 54,381 1,546
LL Flooring Holdings Inc
(d)
203,102 1,231
MarineMax Inc
(d)
48,848 1,526
Movado Group Inc 920 33
National Vision Holdings Inc
(d)
4,432 182
Nu Skin Enterprises Inc 32,624 1,399
ODP Corp/The
(d)
2,390 123
OneWater Marine Inc
(d)
52,111 1,706
Papa John's International Inc 541 49
Patrick Industries Inc 1,149 82
PC Connection Inc 10,630 522
PetMed Express Inc 270 6
PriceSmart Inc 535 40
Qurate Retail Inc
(d)
20,916 54
RH
(d)
16,460 5,135
Rite Aid Corp
(d)
1,927 7
Rush Enterprises Inc - Class A 124,079 6,677
Rush Enterprises Inc - Class B 383 22
Ruth's Hospitality Group Inc 77,700 1,345
Sally Beauty Holdings Inc
(d)
503 8
Shoe Carnival Inc 1,030 28
Signet Jewelers Ltd 27,050 2,077
Sonic Automotive Inc 42,363 2,275
Sportsman's Warehouse Holdings Inc
(d)
2,298 22
Tile Shop Holdings Inc
(d)
2,136 11
Tilly's Inc
(d)
1,448 13
TravelCenters of America Inc
(d)
27,248 1,240
Vera Bradley Inc
(d)
154,000 916
Volta Inc
(d)
9,280 8
Winmark Corp 166 47
World Fuel Services Corp 50,672 1,434
Zumiez Inc
(d)
20,031 517
$ 57,297
Savings & Loans - 1 .58%
Axos Financial Inc
(d)
3,097 149
Banc of California Inc 3,168 55
Berkshire Hills Bancorp Inc 2,594 81
Brookline Bancorp Inc 78,049 1,021
Capitol Federal Financial Inc 125,432 1,050
Flushing Financial Corp 89,409 1,716
FS Bancorp Inc 16,200 582
Hingham Institution For Savings The 77 23
Home Bancorp Inc 16,229 623
HomeTrust Bancshares Inc 691 19
New York Community Bancorp Inc 221,600 2,214
Northfield Bancorp Inc 66,305 991
Northwest Bancshares Inc 7,319 103
OceanFirst Financial Corp 88,791 2,123
Pacific Premier Bancorp Inc 34,944 1,131
Provident Financial Services Inc 95,999 2,252
Southern Missouri Bancorp Inc 9,662 467
Territorial Bancorp Inc 24,468 588
Washington Federal Inc 61,731 2,189
Waterstone Financial Inc 60,950 982
WSFS Financial Corp 3,669 177
$ 18,536
Semiconductors - 3 .32%
ACM Research Inc
(d)
213,293 2,664
Alpha & Omega Semiconductor Ltd
(d)
318 10
Amkor Technology Inc 4,869 142
AXT Inc
(d)
2,820 17
Cirrus Logic Inc
(d)
18,900 1,708
Cohu Inc
(d)
2,812 101

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Diodes Inc
(d)
15,719 $ 1,402
Impinj Inc
(d)
121 16
IPG Photonics Corp
(d)
21,100 2,365
MaxLinear Inc
(d)
35,100 1,446
MKS Instruments Inc 85,400 8,738
Ouster Inc
(d)
9,276 13
Photronics Inc
(d)
94,375 1,710
Rambus Inc
(d)
258,401 10,458
Semtech Corp
(d)
69,800 2,306
Ultra Clean Holdings Inc
(d)
171,276 5,764
Veeco Instruments Inc
(d)
679 14
$ 38,874
Software - 0 .63%
1Life Healthcare Inc
(d)
10,868 174
ACI Worldwide Inc
(d)
75,300 2,103
ACV Auctions Inc
(d)
3,544 35
Adeia Inc 6,276 69
American Software Inc/GA 553 8
Avaya Holdings Corp
(d),(e)
6,512 2
Avid Technology Inc
(d)
754 23
AvidXchange Holdings Inc
(d)
1,037 11
Bandwidth Inc
(d)
1,120 28
Blackbaud Inc
(d)
158 10
Blend Labs Inc
(d)
10,840 18
Brightcove Inc
(d)
998 6
C3.ai Inc
(d)
2,843 56
Cardlytics Inc
(d)
2,095 16
Cerence Inc
(d)
2,359 58
Computer Programs and Systems Inc
(d)
848 25
Consensus Cloud Solutions Inc
(d)
571 34
CoreCard Corp
(d)
19,000 636
Cvent Holding Corp
(d)
2,719 22
Daily Journal Corp
(d)
68 21
Digi International Inc
(d)
1,348 46
Digimarc Corp
(d)
76 1
Donnelley Financial Solutions Inc
(d)
1,405 64
E2open Parent Holdings Inc
(d)
12,008 83
Ebix Inc 63,741 1,215
eGain Corp
(d)
792 8
EverCommerce Inc
(d),(e)
1,380 14
Faraday Future Intelligent Electric Inc
(d),(e)
7,357 6
Fastly Inc
(d)
6,807 70
ForgeRock Inc
(d)
618 12
Health Catalyst Inc
(d)
3,296 46
Hims & Hers Health Inc
(d)
1,225 10
Inspired Entertainment Inc
(d)
516 8
Instructure Holdings Inc
(d)
885 24
IonQ Inc
(d),(e)
6,208 28
Kaleyra Inc
(d)
2,724 3
Latch Inc
(d)
8,278 8
LiveVox Holdings Inc
(d)
1,667 5
Loyalty Ventures Inc
(d)
1,434 3
Matterport Inc
(d)
4,244 15
MicroStrategy Inc
(d),(e)
221 56
N-able Inc
(d)
661 7
NextGen Healthcare Inc
(d)
1,754 33
Olo Inc
(d)
5,414 43
ON24 Inc
(d)
2,497 23
Outbrain Inc
(d)
69,738 343
Pear Therapeutics Inc
(d)
3,002 3
Phreesia Inc
(d)
1,540 58
Playstudios Inc
(d)
2,618 12
Porch Group Inc
(d)
5,293 16
PowerSchool Holdings Inc
(d)
1,784 40
PROS Holdings Inc
(d)
863 22
PubMatic Inc
(d)
308 5
Rackspace Technology Inc
(d)
4,000 12
Sapiens International Corp NV 609 14
Sharecare Inc
(d)
17,638 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Skillsoft Corp
(d)
5,290 $ 10
Skillz Inc
(d)
20,109 16
SolarWinds Corp
(d)
2,900 29
Sumo Logic Inc
(d)
2,390 28
Upland Software Inc
(d)
1,745 15
Veradigm Inc
(d)
6,465 116
Verint Systems Inc
(d)
367 14
Verra Mobility Corp
(d)
86,600 1,336
WM Technology Inc
(d)
590 1
$ 7,321
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 1,648 28
Telecommunications - 0 .31%
A10 Networks Inc 806 13
ADTRAN Holdings Inc 491 9
Anterix Inc
(d)
782 28
ATN International Inc 647 32
Aviat Networks Inc
(d)
655 21
Calix Inc
(d)
719 38
Consolidated Communications Holdings Inc
(d)
4,037 18
DigitalBridge Group Inc 1,079 16
EchoStar Corp
(d)
2,017 38
Globalstar Inc
(d)
7,590 11
Gogo Inc
(d)
2,771 46
IDT Corp - Class B
(d)
280 8
Inseego Corp
(d)
5,216 6
InterDigital Inc 31,413 2,198
KORE Group Holdings Inc
(d)
3,358 8
Maxar Technologies Inc 4,426 229
NETGEAR Inc
(d)
1,695 34
Planet Labs PBC
(d)
1,507 7
Preformed Line Products Co 8,193 723
Ribbon Communications Inc
(d)
4,750 17
Shenandoah Telecommunications Co 2,909 57
Telephone and Data Systems Inc 6,071 81
Terran Orbital Corp
(d)
3,269 6
United States Cellular Corp
(d)
889 22
$ 3,666
Textiles - 0 .02%
UniFirst Corp/MA 898 178
Toys, Games & Hobbies - 0 .21%
Funko Inc
(d)
110,000 1,331
JAKKS Pacific Inc
(d)
51,845 1,081
Vinco Ventures Inc
(d)
7,289 5
$ 2,417
Transportation - 3 .12%
Air Transport Services Group Inc
(d)
2,144 61
ArcBest Corp 984 82
Ardmore Shipping Corp
(d)
2,440 36
Atlas Air Worldwide Holdings Inc
(d)
15,280 1,562
Costamare Inc 3,176 32
Covenant Logistics Group Inc 543 18
CryoPort Inc
(d)
559 13
DHT Holdings Inc 8,250 71
Dorian LPG Ltd 1,840 36
Eagle Bulk Shipping Inc 796 46
FLEX LNG Ltd
(e)
1,707 53
Forward Air Corp 15,100 1,629
Frontline PLC
(e)
7,511 104
Genco Shipping & Trading Ltd 2,200 40
Golden Ocean Group Ltd
(e)
7,394 71
Heartland Express Inc 86,006 1,446
Hub Group Inc
(d)
1,927 164
International Seaways Inc 2,911 113
Kirby Corp
(d)
124,045 8,780
Landstar System Inc 58,295 10,075
Marten Transport Ltd 885 20
Matson Inc 21,956 1,451
Nordic American Tankers Ltd 12,260 37

Schedule of Investments
SmallCap Value Fund II
January 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
PAM Transportation Services Inc
(d)
14,300 $ 414
Radiant Logistics Inc
(d)
1,869 10
Safe Bulkers Inc 4,449 15
Saia Inc
(d)
35,445 9,669
Scorpio Tankers Inc 2,812 135
SFL Corp Ltd 6,918 70
Teekay Corp
(d)
4,197 20
Teekay Tankers Ltd
(d)
1,368 42
Universal Logistics Holdings Inc 136 5
Werner Enterprises Inc 3,344 157
$ 36,477
Trucking & Leasing - 1 .54%
GATX Corp 136,813 15,658
Greenbrier Cos Inc/The 76,138 2,354
$ 18,012
Water - 0 .03%
American States Water Co 1,156 109
Artesian Resources Corp 178 11
California Water Service Group 2,410 147
SJW Group 1,619 125
$ 392
TOTAL COMMON STOCKS $ 1,115,613
Total Investments $ 1,179,699
Other Assets and Liabilities -  (0.84)% (9,786)
TOTAL NET ASSETS - 100.00% $ 1,169,913
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,556 or 0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,743 or 0.66% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27 .62%
Industrial 18 .16%
Consumer, Cyclical 15 .79%
Consumer, Non-cyclical 9 .69%
Technology 8 .06%
Energy 6 .53%
Money Market Funds 5 .33%
Basic Materials 4 .50%
Utilities 4 .06%
Communications 0 .95%
Investment Companies 0 .15%
Government 0 .00%
Other Assets and Liabilities
( 0 .84 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales January 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ — $ 143,011 $ 83,396 $ 59,615
Principal Government Money Market Fund - Institutional Class 4.19% 60,700 106,097 166,797 —
$ 60,700 $ 249,108 $ 250,193 $ 59,615
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 256 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.19% 175 — — —
$ 431 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2023 Long 63 $ 6,109 $ 116
Total $ 116
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 256
VanEck High Yield Muni ETF 2,363 124
$ 481
TOTAL INVESTMENT COMPANIES $ 481
MUNICIPAL BONDS - 100 .93%
Principal
Amount (000's) Value (000's)
Alabama - 2 .06%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 5,500 $ 6,030
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,000
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
2,410 2,199
5.25%, 05/01/2044
(a)
997 888
$ 12,117
Arizona - 1 .46%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 375
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,296
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,298
Salt Verde Financial Corp
5.00%, 12/01/2032 5,165 5,634
$ 8,603
Arkansas - 0 .17%
Arkansas Development Finance Authority
5.45%, 09/01/2052
(a)
1,000 997
California - 9 .56%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,013
California Community Choice Financing
Authority
5.00%, 12/01/2053
(b)
5,000 5,338
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,695 1,827
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,108 7,107
California Municipal Finance Authority
4.00%, 07/15/2029 3,050 3,021
5.00%, 05/15/2033 1,000 1,059
5.00%, 05/15/2034 600 633
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,479
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,023
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(d)
2,000 2,326
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,035
5.00%, 05/15/2029 1,250 1,403
5.00%, 05/15/2035
(c)
186 216
5.00%, 05/15/2037
(c)
3,824 4,211
5.00%, 05/15/2044
(c)
5,150 5,367
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,363
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,179
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,376
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 559
5.00%, 07/01/2034 415 461
5.00%, 07/01/2035 300 329
5.00%, 07/01/2037 450 488
5.00%, 07/01/2038 500 541
5.00%, 07/01/2040 65 70
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,833
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,593
State of California
5.00%, 08/01/2028 2,000 2,307
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,014
$ 56,171
Colorado - 2 .30%
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 6,146
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,016
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,018
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 921
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 945
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,227
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,241
$ 13,514
Connecticut - 1 .04%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
4,000 4,007
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,081
$ 6,088
District of Columbia - 3 .07%
District of Columbia
5.00%, 03/01/2029 2,000 2,322
5.00%, 02/01/2031 2,650 3,163
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 11,534
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,053
$ 18,072
Florida - 5 .04%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,200
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,638
Florida Development Finance Corp
3.00%, 06/01/2032 5,000 3,849
5.00%, 05/01/2029
(a)
2,000 1,885
7.38%, 01/01/2049
(a)
4,000 3,608

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
$ 7,000 $ 7,221
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,123
Orange County School Board
5.00%, 08/01/2032 5,000 6,110
$ 29,634
Georgia - 3 .59%
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,385
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
3,310 3,089
5.00%, 01/01/2054
(a)
1,000 822
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,333
5.25%, 07/01/2039 3,585 4,246
Main Street Natural Gas Inc
4.00%, 08/01/2052
(a),(b)
7,500 7,228
$ 21,103
Illinois - 12 .28%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,159
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,645
City of Chicago IL
5.25%, 01/01/2029 2,000 2,050
5.50%, 01/01/2049 1,000 1,039
6.00%, 01/01/2038 2,965 3,159
7.46%, 02/15/2026 510 475
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,029
5.00%, 01/01/2032 1,000 1,023
5.00%, 01/01/2033 2,625 2,689
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,031
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,639
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 2,930
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,553
5.00%, 01/01/2040
(c)
2,000 2,098
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,771
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,624
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,473
5.00%, 12/01/2038 1,500 1,700
5.25%, 12/01/2032 1,500 1,878
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,090
5.00%, 01/01/2040 3,000 3,173
5.25%, 01/01/2048 1,250 1,322
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
5.00%, 01/01/2037
(d)
2,000 2,186
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois
5.00%, 11/01/2027 $ 2,415 $ 2,603
5.00%, 11/01/2028 4,590 4,923
5.00%, 12/01/2032 1,380 1,461
5.50%, 01/01/2030 500 563
5.50%, 10/01/2044 6,855 7,433
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 135
$ 72,154
Indiana - 0 .67%
City of Whiting IN
3.00%, 11/01/2051 455 332
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,644
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,942
$ 3,918
Kentucky - 2 .20%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 869
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,181
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,000
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,861
$ 12,911
Louisiana - 3 .68%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 6,555 6,251
4.40%, 11/01/2044
(a)
1,805 1,717
5.50%, 11/01/2039
(a)
2,390 2,510
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,283
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,031
6.10%, 12/01/2040
(a),(b)
1,000 1,084
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,740
$ 21,616
Maine - 0 .30%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,782
Maryland - 0 .70%
State of Maryland
5.00%, 08/01/2030 3,450 4,138
Massachusetts - 1 .52%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,322
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,767
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 665 665
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,113
5.00%, 07/01/2035 1,000 1,087
$ 8,954
Michigan - 2 .51%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,029

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
$ 1,000 $ 1,112
5.00%, 05/01/2037
(d)
1,000 1,104
5.00%, 05/01/2038
(d)
2,000 2,199
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,000
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,329
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
3,960 3,919
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,036
$ 14,728
Mississippi - 0 .17%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 976
Missouri - 0 .96%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,449
5.00%, 07/01/2044 1,100 1,179
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,739
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,258
$ 5,625
Montana - 1 .16%
County of Gallatin MT
4.00%, 10/15/2046
(a)
5,000 4,025
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
835 820
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,964
$ 6,809
Nebraska - 0 .18%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,034
Nevada - 2 .22%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,600 9,060
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,972
$ 13,032
New Hampshire - 1 .64%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,575
3.75%, 07/01/2045
(a),(b)
1,000 806
4.00%, 11/01/2027
(a)
1,000 960
4.13%, 01/20/2034 390 394
4.88%, 11/01/2042
(a)
1,000 925
$ 9,660
New Jersey - 5 .49%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 767
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 824
5.75%, 04/01/2031 1,005 1,016
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,085
5.25%, 06/15/2034 2,250 2,351
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
$ 180 $ 224
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,121
State of New Jersey
4.00%, 06/01/2031 5,000 5,528
5.00%, 06/01/2027 2,100 2,337
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,702
5.25%, 06/01/2046 7,000 7,313
$ 32,268
New Mexico - 0 .08%
City of Farmington NM
2.15%, 04/01/2033 600 503
New York - 8 .07%
Metropolitan Transportation Authority
4.00%, 11/15/2045 1,000 912
5.00%, 11/15/2025 400 420
5.00%, 11/15/2032 1,000 1,094
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,161
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,336
5.25%, 11/01/2037 3,000 3,558
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 759
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,326
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,002
4.00%, 12/01/2042 1,000 922
4.00%, 04/30/2053 1,000 855
5.00%, 12/01/2027 1,000 1,086
5.00%, 12/01/2028 2,350 2,583
5.00%, 01/01/2032 7,200 7,516
5.00%, 01/01/2034 3,200 3,327
5.00%, 10/01/2035 2,000 2,087
5.00%, 12/01/2035 2,850 3,079
5.00%, 10/01/2040 2,000 2,043
5.00%, 12/01/2041 1,000 1,033
5.00%, 07/01/2046 3,500 3,502
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,326
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 57
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,326
$ 47,450
North Carolina - 0 .78%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,046
Raleigh Durham Airport Authority
5.00%, 05/01/2033 2,000 2,239
5.00%, 05/01/2034 1,150 1,282
$ 4,567
Ohio - 2 .37%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,129
4.00%, 06/01/2039 1,850 1,791
5.00%, 06/01/2055 4,050 3,862

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
County of Hamilton OH
5.00%, 01/01/2036 $ 1,435 $ 1,436
5.00%, 01/01/2046 2,500 2,338
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 970
4.50%, 01/15/2048
(a)
850 802
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(a)
2,000 1,577
$ 13,905
Oregon - 0 .16%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 860 847
$ 920
Pennsylvania - 6 .14%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 480
Allegheny County Industrial Development
Authority
5.13%, 05/01/2030 1,630 1,680
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,178
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 605
4.00%, 07/01/2051 1,000 782
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,473
Pennsylvania Turnpike Commission
5.00%, 12/01/2028 2,000 2,268
5.00%, 12/01/2036 1,725 1,840
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,414
5.25%, 12/01/2044 4,350 4,717
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(d)
1,895 2,196
5.00%, 02/01/2035
(d)
9,140 10,464
$ 36,097
Puerto Rico - 1 .16%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
111 104
0.00%, 07/01/2033
(e)
428 248
0.00%, 11/01/2043
(b),(e)
1,571 693
4.00%, 07/01/2033 1,483 1,386
4.00%, 07/01/2037 257 227
4.00%, 07/01/2041 349 300
4.00%, 07/01/2046 363 303
5.25%, 07/01/2023 1,995 2,004
5.38%, 07/01/2025 371 379
5.63%, 07/01/2027 367 385
5.63%, 07/01/2029 361 384
5.75%, 07/01/2031 351 381
$ 6,794
South Carolina - 1 .12%
County of Richland SC
3.88%, 04/01/2023 1,000 1,000
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,412
6.00%, 06/01/2031
(a)
1,000 823
6.25%, 06/01/2040
(a)
2,000 1,537
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina (continued)
South Carolina Jobs-Economic Development
Authority   (continued)
6.50%, 06/01/2051
(a)
$ 2,500 $ 1,835
$ 6,607
South Dakota - 0 .25%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,461
Tennessee - 1 .11%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,678
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 812
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,024
$ 6,514
Texas - 8 .82%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,886
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,323
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 5,237
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,021
6.63%, 07/15/2038 5,000 5,004
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,097
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,389
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,024
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 729
2.88%, 01/01/2041
(a)
1,000 677
3.63%, 01/01/2035
(a)
4,535 3,722
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 98
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,124
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 10,015 10,644
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2032 2,450 2,515
5.00%, 12/31/2033 4,000 4,317
7.00%, 12/31/2038 1,000 1,017
Texas Transportation Commission State Highway
249 System
5.00%, 08/01/2057 2,000 2,031
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 962
$ 51,817
Utah - 1 .40%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,030
5.00%, 10/15/2032 4,385 4,502
5.00%, 10/15/2037 1,500 1,510
5.38%, 10/15/2040 1,200 1,219
$ 8,261

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 2 .74%
County of Botetourt VA
6.00%, 07/01/2034 $ 1,000 $ 1,024
6.00%, 07/01/2044 1,000 1,019
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,258
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,592
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,338
Virginia Public School Authority
5.00%, 08/01/2030 3,535 4,138
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,755
4.00%, 01/01/2039 1,000 968
$ 16,092
Washington - 1 .03%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,942
Washington State Housing Finance Commission
3.50%, 12/20/2035 107 101
$ 6,043
West Virginia - 0 .21%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
1,250 1,234
Wisconsin - 1 .52%
Public Finance Authority
4.00%, 03/31/2056 2,500 2,032
5.00%, 01/01/2024 2,500 2,518
5.00%, 12/01/2025 3,000 3,059
5.00%, 10/01/2043
(a)
1,500 1,333
$ 8,942
TOTAL MUNICIPAL BONDS $ 593,111
Total Investments $ 593,592
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.94)%
Notes with interest rates of 1.69% - 1.85% at
January 31, 2023 and contractual maturities of
collateral from 2023-2029.
(f)
$ (17,248) (17,248)
Total Net Investments $ 576,344
Other Assets and Liabilities -  1.93% 11,317
TOTAL NET ASSETS - 100.00% $ 587,661
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,212 or 9.74% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2023.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 76 .86%
General Obligation Unlimited 10 .26%
Insured 8 .00%
Prerefunded 1 .90%
General Obligation Limited 1 .36%
Certificate Participation 1 .12%
Tax Allocation 0 .68%
Special Tax 0 .32%
Special Assessment 0 .31%
Notes 0 .12%
Investment Companies 0 .08%
Liability For Floating Rate Notes Issued ( 2 .94 ) %
Other Assets and Liabilities
1 .93%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
January 31, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

January 31, 2023 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund,
Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities
Fund, Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth
Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities
Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and
Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and
the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

January 31, 2023 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,520 $ — $ — $ 2,520
Municipal Bonds* — 585,949 — 585,949
Total investments in securities $ 2,520 $ 585,949 $ — $ 588,469
Core Fixed Income Fund
Bonds* — 5,336,514 — 5,336,514
Common Stocks
Energy 24,391 — — 24,391

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund (continued)
Common Stocks (continued)
Industrial $ — $ — $ 20,883 $ 20,883
Investment Companies 441,720 — — 441,720
Senior Floating Rate Interests* — 8,391 — 8,391
U.S. Government & Government Agency Obligations* — 4,307,758 — 4,307,758
Total investments in securities $ 466,111 $ 9,652,663 $ 20,883 $ 10,139,657
Core Plus Bond Fund
Bonds* — 306,762 9 306,771
Common Stocks
Consumer, Cyclical — 106 — 106
Energy — — 10 10
Financial — 1 — 1
Investment Companies 18,074 — — 18,074
Preferred Stocks
Government — 3,465 — 3,465
Senior Floating Rate Interests* — 5,066 — 5,066
U.S. Government & Government Agency Obligations* — 347,485 — 347,485
Total investments in securities $ 18,074 $ 662,885 $ 19 $ 680,978
Derivative Assets
Interest Rate Contracts
Futures** 335 — — 335
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (1,569) — (1,569)
Interest Rate Contracts
Futures** (58) — — (58)
Diversified Income Fund
Bonds* — 2,070,199 98,274 2,168,473
Common Stocks
Basic Materials — — 43,468 43,468
Consumer, Cyclical — 23,583 — 23,583
Consumer, Non-cyclical — 386 — 386
Energy 4 — — 4
Industrial — 7,723 6 7,729
Technology 443 415 — 858
Convertible Bonds* — 348 — 348
Investment Companies 399,968 — — 399,968
Preferred Stocks
Consumer, Non-cyclical — — 900 900
Energy 936 — — 936
Financial 24,332 3,300 — 27,632
Government — 693 — 693
Utilities 10,799 — — 10,799
Senior Floating Rate Interests* — 395,542 7,103 402,645
U.S. Government & Government Agency Obligations* — 39,365 — 39,365
Total investments in securities $ 436,482 $ 2,541,554 $ 149,751 $ 3,127,787
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 79 — 79
Interest Rate Contracts
Futures** 72 — — 72
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (100) — (100)
Diversified International Fund
Common Stocks
Basic Materials 89,754 205,971 — 295,725
Communications 52,533 76,115 — 128,648
Consumer, Cyclical 218,800 482,384 — 701,184
Consumer, Non-cyclical 55,088 889,086 — 944,174
Energy 110,399 156,138 — 266,537

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Financial $ 298,465 $ 783,172 $ — $ 1,081,637
Industrial 102,440 434,554 — 536,994
Technology 14,807 595,585 — 610,392
Utilities — 70,564 — 70,564
Investment Companies 72,422 — — 72,422
Total investments in securities $ 1,014,708 $ 3,693,569 $ — $ 4,708,277
Equity Income Fund
Common Stocks* 9,730,305 — — 9,730,305
Investment Companies 198,678 — — 198,678
Total investments in securities $ 9,928,983 $ — $ — $ 9,928,983
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 354,497 — 354,497
Convertible Bonds* — 3,604 — 3,604
Investment Companies 46,664 — — 46,664
Total investments in securities $ 46,664 $ 358,101 $ — $ 404,765
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 91 — 91
Foreign Exchange Contracts
Foreign Currency Contracts — 607 — 607
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 949 — 949
Futures** 425 — — 425
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (1,315) — (1,315)
Foreign Exchange Contracts
Foreign Currency Contracts — (488) — (488)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (901) — (901)
Global Emerging Markets Fund
Common Stocks
Basic Materials 4,886 8,749 — 13,635
Communications 6,136 35,658 — 41,794
Consumer, Cyclical 6,017 25,547 — 31,564
Consumer, Non-cyclical 4,480 22,800 — 27,280
Energy 1,905 13,258 — 15,163
Financial 7,242 34,384 — 41,626
Industrial 1,509 15,911 — 17,420
Technology 4,073 40,477 — 44,550
Utilities — 1,911 — 1,911
Investment Companies 5,462 — — 5,462
Preferred Stocks
Financial — 40 — 40
Total investments in securities $ 41,710 $ 198,735 $ — $ 240,445
Global Real Estate Securities Fund
Common Stocks
Communications — 12,976 — 12,976
Consumer, Cyclical 16,160 — — 16,160
Financial 1,496,222 772,659 — 2,268,881
Industrial — 10,899 — 10,899
Investment Companies 57,163 — — 57,163
Total investments in securities $ 1,569,545 $ 796,534 $ — $ 2,366,079

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Bonds* $ — $ 76,282 $ — $ 76,282
Investment Companies 3,226 — — 3,226
U.S. Government & Government Agency Obligations* — 586,026 — 586,026
Total investments in securities $ 3,226 $ 662,308 $ — $ 665,534
Derivative Assets
Interest Rate Contracts
Futures** 1,363 — — 1,363
Derivative Liabilities
Interest Rate Contracts
Futures** (432) — — (432)
High Income Fund
Bonds* — 2,653,404 17,040 2,670,444
Common Stocks
Basic Materials — — 1,322 1,322
Communications — — — —
Consumer, Cyclical — 7,808 — 7,808
Energy — — — —
Industrial — 7,117 5 7,122
Technology 364 — — 364
Utilities — — — —
Investment Companies 105,657 — — 105,657
Preferred Stocks — — — —
Senior Floating Rate Interests* — 270,632 5,657 276,289
U.S. Government & Government Agency Obligations* — 33,179 — 33,179
Total investments in securities $ 106,021 $ 2,972,140 $ 24,024 $ 3,102,185
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 342 — 342
High Yield Fund
Bonds* — 2,010,833 95 2,010,928
Common Stocks
Consumer, Cyclical — 1,850 — 1,850
Energy — — 386 386
Financial — 25 — 25
Convertible Bonds* — — — —
Investment Companies 102,189 — — 102,189
Senior Floating Rate Interests* — 134,128 — 134,128
U.S. Government & Government Agency Obligations* — 47,047 — 47,047
Total investments in securities $ 102,189 $ 2,193,883 $ 481 $ 2,296,553
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (41) — (41)
Inflation Protection Fund
Bonds* — 30,736 — 30,736
Investment Companies 19,603 — — 19,603
U.S. Government & Government Agency Obligations* — 1,542,022 — 1,542,022
Purchased Options 788 — — 788
Purchased Interest Rate Swaptions — 3,563 — 3,563
Total investments in securities $ 20,391 $ 1,576,321 $ — $ 1,596,712
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 117 — 117
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,488 — 1,488
Futures** 463 — — 463
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (132) — (132)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (3,209) — (3,209)

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Futures** $ (82) $ — $ — $ (82)
Interest Rate Swaptions — (7,104) — (7,104)
Written Options (259) — — (259)
International Fund I
Common Stocks
Basic Materials — 15,769 — 15,769
Communications 6,118 10,113 — 16,231
Consumer, Cyclical 6,624 35,930 — 42,554
Consumer, Non-cyclical 1,764 53,711 — 55,475
Energy 2,010 20,666 — 22,676
Financial 16,495 73,462 — 89,957
Industrial 2,784 23,839 — 26,623
Technology 3,201 35,123 — 38,324
Utilities — 5,036 — 5,036
Investment Companies 4,694 — — 4,694
Preferred Stocks 1,252 — — 1,252
Total investments in securities $ 44,942 $ 273,649 $ — $ 318,591
LargeCap Growth Fund I
Common Stocks
Basic Materials 13,822 — — 13,822
Communications 1,643,395 — — 1,643,395
Consumer, Cyclical 736,811 — — 736,811
Consumer, Non-cyclical 2,535,348 — — 2,535,348
Energy 22,467 — — 22,467
Financial 652,444 — — 652,444
Industrial 507,703 — — 507,703
Technology 3,525,449 — 2,318 3,527,767
Utilities 609 — — 609
Convertible Preferred Stocks
Basic Materials — — 3,230 3,230
Consumer, Cyclical — — 2,301 2,301
Technology — — 8,627 8,627
Investment Companies 274,521 — — 274,521
Total investments in securities $ 9,912,569 $ — $ 16,476 $ 9,929,045
Derivative Assets
Equity Contracts
Futures** 1,568 — — 1,568
LargeCap S&P 500 Index Fund
Common Stocks* 5,644,752 — — 5,644,752
Investment Companies 105,447 — — 105,447
Total investments in securities $ 5,750,199 $ — $ — $ 5,750,199
Derivative Assets
Equity Contracts
Futures** 2,622 — — 2,622
LargeCap Value Fund III
Common Stocks* 2,647,577 — — 2,647,577
Investment Companies 76,637 — — 76,637
Total investments in securities $ 2,724,214 $ — $ — $ 2,724,214
Derivative Assets
Equity Contracts
Futures** 219 — — 219
MidCap Fund
Common Stocks* 19,344,698 — — 19,344,698
Investment Companies 9,357 — — 9,357
Total investments in securities $ 19,354,055 $ — $ — $ 19,354,055

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Growth Fund
Common Stocks* $ 231,577 $ — $ — $ 231,577
Investment Companies 8,115 — — 8,115
Total investments in securities $ 239,692 $ — $ — $ 239,692
MidCap Growth Fund III
Common Stocks* 1,205,128 — — 1,205,128
Investment Companies 40,899 — — 40,899
Total investments in securities $ 1,246,027 $ — $ — $ 1,246,027
Derivative Assets
Equity Contracts
Futures** 208 — — 208
MidCap S&P 400 Index Fund
Common Stocks* 1,334,680 — — 1,334,680
Investment Companies 23,291 — — 23,291
Total investments in securities $ 1,357,971 $ — $ — $ 1,357,971
Derivative Assets
Equity Contracts
Futures** 436 — — 436
MidCap Value Fund I
Common Stocks* 3,888,894 — — 3,888,894
Investment Companies 108,128 — — 108,128
Total investments in securities $ 3,997,022 $ — $ — $ 3,997,022
Derivative Assets
Equity Contracts
Futures** 1,231 — — 1,231
Overseas Fund
Common Stocks
Basic Materials — 128,211 — 128,211
Communications — 60,134 — 60,134
Consumer, Cyclical 29,418 213,787 — 243,205
Consumer, Non-cyclical 15,093 450,757 — 465,850
Diversified — 458 — 458
Energy 45,253 59,808 — 105,061
Financial 4,024 498,325 — 502,349
Industrial 14,723 375,897 — 390,620
Technology 103 99,314 — 99,417
Utilities — 116,615 — 116,615
Investment Companies 42,267 — — 42,267
Preferred Stocks
Consumer, Cyclical — 1,449 — 1,449
Consumer, Non-cyclical — 20,877 — 20,877
Total investments in securities $ 150,881 $ 2,025,632 $ — $ 2,176,513
Derivative Assets
Equity Contracts
Futures** 272 — — 272
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 106,755 — — 106,755
Communications 400,712 — — 400,712
Consumer, Cyclical 385,231 — — 385,231
Consumer, Non-cyclical 570,195 — — 570,195
Energy 160,478 — — 160,478
Financial 625,230 — — 625,230
Industrial 235,716 31,161 — 266,877
Technology 651,828 — — 651,828
Utilities 102,068 — — 102,068
Investment Companies 18,516 — — 18,516
Total investments in securities $ 3,256,729 $ 31,161 $ — $ 3,287,890

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2010 Fund
Investment Companies $ 535,751 $ — $ — $ 535,751
Total investments in securities $ 535,751 $ — $ — $ 535,751
Principal LifeTime 2015 Fund
Investment Companies 274,265 — — 274,265
Total investments in securities $ 274,265 $ — $ — $ 274,265
Principal LifeTime 2020 Fund
Investment Companies 2,708,866 — — 2,708,866
Total investments in securities $ 2,708,866 $ — $ — $ 2,708,866
Principal LifeTime 2025 Fund
Investment Companies 1,605,338 — — 1,605,338
Total investments in securities $ 1,605,338 $ — $ — $ 1,605,338
Principal LifeTime 2030 Fund
Investment Companies 5,345,831 — — 5,345,831
Total investments in securities $ 5,345,831 $ — $ — $ 5,345,831
Principal LifeTime 2035 Fund
Investment Companies 1,660,402 — — 1,660,402
Total investments in securities $ 1,660,402 $ — $ — $ 1,660,402
Principal LifeTime 2040 Fund
Investment Companies 4,135,443 — — 4,135,443
Total investments in securities $ 4,135,443 $ — $ — $ 4,135,443
Principal LifeTime 2045 Fund
Investment Companies 1,302,178 — — 1,302,178
Total investments in securities $ 1,302,178 $ — $ — $ 1,302,178
Principal LifeTime 2050 Fund
Investment Companies 2,737,137 — — 2,737,137
Total investments in securities $ 2,737,137 $ — $ — $ 2,737,137
Principal LifeTime 2055 Fund
Investment Companies 796,320 — — 796,320
Total investments in securities $ 796,320 $ — $ — $ 796,320
Principal LifeTime 2060 Fund
Investment Companies 748,385 — — 748,385
Total investments in securities $ 748,385 $ — $ — $ 748,385
Principal LifeTime 2065 Fund
Investment Companies 113,734 — — 113,734
Total investments in securities $ 113,734 $ — $ — $ 113,734
Principal LifeTime Hybrid 2015 Fund
Investment Companies 188,383 — — 188,383
Total investments in securities $ 188,383 $ — $ — $ 188,383
Principal LifeTime Hybrid 2020 Fund
Investment Companies 466,987 — — 466,987
Total investments in securities $ 466,987 $ — $ — $ 466,987

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2025 Fund
Investment Companies $ 586,833 $ — $ — $ 586,833
Total investments in securities $ 586,833 $ — $ — $ 586,833
Principal LifeTime Hybrid 2030 Fund
Investment Companies 584,148 — — 584,148
Total investments in securities $ 584,148 $ — $ — $ 584,148
Principal LifeTime Hybrid 2035 Fund
Investment Companies 446,536 — — 446,536
Total investments in securities $ 446,536 $ — $ — $ 446,536
Principal LifeTime Hybrid 2040 Fund
Investment Companies 443,237 — — 443,237
Total investments in securities $ 443,237 $ — $ — $ 443,237
Principal LifeTime Hybrid 2045 Fund
Investment Companies 289,306 — — 289,306
Total investments in securities $ 289,306 $ — $ — $ 289,306
Principal LifeTime Hybrid 2050 Fund
Investment Companies 247,534 — — 247,534
Total investments in securities $ 247,534 $ — $ — $ 247,534
Principal LifeTime Hybrid 2055 Fund
Investment Companies 130,807 — — 130,807
Total investments in securities $ 130,807 $ — $ — $ 130,807
Principal LifeTime Hybrid 2060 Fund
Investment Companies 60,446 — — 60,446
Total investments in securities $ 60,446 $ — $ — $ 60,446
Principal LifeTime Hybrid 2065 Fund
Investment Companies 16,000 — — 16,000
Total investments in securities $ 16,000 $ — $ — $ 16,000
Principal LifeTime Hybrid Income Fund
Investment Companies 100,528 — — 100,528
Total investments in securities $ 100,528 $ — $ — $ 100,528
Principal LifeTime Strategic Income Fund
Investment Companies 346,912 — — 346,912
Total investments in securities $ 346,912 $ — $ — $ 346,912
Real Estate Securities Fund
Common Stocks* 5,809,565 — — 5,809,565
Investment Companies 81,524 — — 81,524
Total investments in securities $ 5,891,089 $ — $ — $ 5,891,089
SAM Balanced Portfolio
Investment Companies 4,282,265 — — 4,282,265
Total investments in securities $ 4,282,265 $ — $ — $ 4,282,265
SAM Conservative Balanced Portfolio
Investment Companies 1,723,240 — — 1,723,240
Total investments in securities $ 1,723,240 $ — $ — $ 1,723,240

January 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies $ 2,907,245 $ — $ — $ 2,907,245
Total investments in securities $ 2,907,245 $ — $ — $ 2,907,245
SAM Flexible Income Portfolio
Investment Companies 2,545,198 — — 2,545,198
Total investments in securities $ 2,545,198 $ — $ — $ 2,545,198
SAM Strategic Growth Portfolio
Investment Companies 1,938,714 — — 1,938,714
Total investments in securities $ 1,938,714 $ — $ — $ 1,938,714
Short-Term Income Fund
Bonds* — 2,896,584 — 2,896,584
Investment Companies 17,335 — — 17,335
U.S. Government & Government Agency Obligations* — 301,098 — 301,098
Total investments in securities $ 17,335 $ 3,197,682 $ — $ 3,215,017
Derivative Liabilities
Interest Rate Contracts
Futures** (56) — — (56)
SmallCap Fund
Common Stocks* 1,234,203 — — 1,234,203
Investment Companies 10,743 — — 10,743
Total investments in securities $ 1,244,946 $ — $ — $ 1,244,946
SmallCap Growth Fund I
Common Stocks
Basic Materials 48,970 — — 48,970
Communications 65,859 — — 65,859
Consumer, Cyclical 314,630 — — 314,630
Consumer, Non-cyclical 736,344 — — 736,344
Energy 165,871 — — 165,871
Financial 179,613 — — 179,613
Industrial 356,352 — — 356,352
Technology 350,298 — — 350,298
Utilities 7,712 — — 7,712
Investment Companies 151,531 — — 151,531
Total investments in securities $ 2,377,180 $ — $ — $ 2,377,180
Derivative Assets
Equity Contracts
Futures** 179 — — 179
SmallCap S&P 600 Index Fund
Common Stocks* 1,183,820 — — 1,183,820
Investment Companies 20,065 — — 20,065
Total investments in securities $ 1,203,885 $ — $ — $ 1,203,885
Derivative Assets
Equity Contracts
Futures** 386 — — 386
SmallCap Value Fund II
Common Stocks
Basic Materials 52,628 — — 52,628
Communications 11,099 — — 11,099
Consumer, Cyclical 184,693 — — 184,693
Consumer, Non-cyclical 113,366 — 9 113,375
Energy 76,442 — — 76,442
Financial 323,119 — — 323,119
Government 28 — — 28
Industrial 212,432 — — 212,432

January 31, 2023 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II (continued)
Common Stocks (continued)
Technology $ 94,276 $ — $ — $ 94,276
Utilities 47,521 — — 47,521
Investment Companies 64,086 — — 64,086
Total investments in securities $ 1,179,690 $ — $ 9 $ 1,179,699
Derivative Assets
Equity Contracts
Futures** 116 — — 116
Tax-Exempt Bond Fund
Investment Companies 481 — — 481
Municipal Bonds* — 593,111 — 593,111
Total investments in securities $ 481 $ 593,111 $ — $ 593,592
Fund Asset Type
Fair Value as of
January 31, 2023 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to Valuation if
Input Had Increased
Diversified Income Fund
Bonds $ 98,101 Yield Analysis Yield to Maturity 11.4% - 15.1% (13.7%) Increase
173 Liquidation Analysis Discount Rate 14.1% Decrease
Common Stocks 43,468 Enterprise Valuation Model EBITDA Multiples 1.1 – 6.3x (4.2x) Increase
Discounted Cash Flow Discount Rate 13.2% - 19.3% (14.3%) Decrease
6 Market Quotations Broker Quote $0.10 Increase
Preferred Stock 900 Market Quotations Broker Quote $90.00 Increase
Senior Floating Rate Interests 7,103 Precedent Transaction Analysis Direct Offering Price $100.00 Increase
$ 149,751
Fund
Fair Value
October
31, 2022
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value as of
January 31,
2023
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at October 31,
2022
Diversified Income Fund
Bonds $ 97,585 $ — $ 366 $ 323 $ — $ — $ — $ 98,274 $ 418
Common Stock 49,418 40 2,295 — (195) — (8,084) 43,474 2,145
Preferred Stock — — (55) — — 955 — 900 (55)
Senior Floating
Rates Interests 6,885 — — 218 — — — 7,103 —
Total
$ 153,888 $ 40 $ 2,606 $ 541 $ (195) $ 955 $ (8,084) $ 149,751 $ 2,508

January 31, 2023 (unaudited)

purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of January 31, 2023 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.